SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9
(File No. 333-186220)	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 66

(File No. 811-07623)	☒

(Check appropriate box or boxes)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

(previously IDS Life of New York Variable Annuity Account)

(Exact Name of Registrant)

RiverSource Life Insurance Co. of New York

(previously IDS Life Insurance Company of New York)

(Name of Depositor)

20 Madison Avenue Extension, Albany, NY 12203

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code (612) 678-5337

Nicole D. Wood,

50605 Ameriprise Financial Center,

Minneapolis, MN 55474

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2017 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

Prospectus
May 1, 2017
RiverSource
RAVA 5 Advantage® Variable Annuity
RAVA 5 Select® Variable Annuity
RAVA 5 Access® Variable Annuity
Individual Flexible Premium Deferred Combination Fixed/Variable Annuities
Issued by:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY) 20 Madison Avenue Extension Albany, NY 12203 Telephone: 1-800-541-2251
ameriprise.com/variableannuities RiverSource of New York Variable Annuity Account
Service Center:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY)
70500 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-541-2251 ameriprise.com/variableannuities
Contracts described in this prospectus are offered for contract applications signed on or after April 29, 2013.
This prospectus contains information that you should know before investing in the RAVA 5 Advantage, RAVA 5 Select, or RAVA 5 Access.The information in this prospectus applies to all contracts unless stated otherwise.
Prospectuses are also available for:
AB Variable Products Series Fund, Inc.
ALPS Variable Investment Trust
American Century Variable Portfolios, Inc.
BlackRock Variable Series Funds, Inc.
Columbia Funds Variable Insurance Trust
Columbia Funds Variable Series Trust II
Deutsche Variable Series II
Fidelity® Variable Insurance Products — Service Class 2
Franklin® Templeton® Variable Insurance Products Trust — Class 2
Goldman Sachs Variable Insurance Trust (VIT)
Invesco Variable Insurance Funds
Ivy Variable Insurance Portfolios
Janus Aspen Series: Service Shares
Lazard Retirement Services, Inc.
Legg Mason Partners Variable Income Trust
MFS® Variable Insurance TrustSM
Morgan Stanley Variable Insurance Fund, Inc. (VIF)
Neuberger Berman Advisers Management Trust
Oppenheimer Variable Account Funds — Service Shares
PIMCO Variable Insurance Trust (VIT)
VanEck VIP Trust
Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.
The contracts with SecureSource series riders provide for Annual Credits. Annual Credits increase the lifetime benefit but may result in higher rider charges that may exceed the benefit from the Annual Credits.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

0    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Variable annuities are complex products. The fees and charges, as well as the available features and benefits, of the variable annuity contracts described in this prospectus will be different from other variable annuities offered in the marketplace. The interest credited, guarantees provided, and credits available, as well as the funds serving as underlying investments and their corresponding expenses, may differ among the variable annuities that are available to you. RiverSource Life of NY may offer other variable annuities or other types of annuities. The benefits, features, fees and charges of these annuities may be different from those described in this prospectus. With the aid of an appropriate financial professional, we encourage you to compare and contrast the variable annuity contracts described in this prospectus with other variable annuities available in the marketplace, including other types of annuities we may offer. This will aid in determining whether purchasing a contract is consistent with your investment objectives, risk tolerance, time horizon, marital status, tax situation, and your unique financial situation and needs. If you select an annuity that includes surrender or other liquidation charges, you should also consider any future needs you may have to access your contract value. The optional benefits and features available with the contracts usually come with additional costs. Consider any additional costs carefully when electing these optional benefits and features.

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Key Terms
These terms can help you understand details about your contract.
Accumulation unit: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan.
Annuity payouts: An amount paid at regular intervals under one of several plans.
Assumed investment return: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment return we use is 5% but you may request we substitute an assumed investment return of 3.5%.
Beneficiary: The person you designate to receive benefits in case of your death while the contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Code: The Internal Revenue Code of 1986, as amended.
Contingent annuitant: The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract at any point in time.
Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.
Fixed account: Part of our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.
Funds: Investment options under your contract. Unless your investment options have been restricted under a living benefit rider, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.
Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our Service Center. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order”, your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. If any owner is a nonnatural person or revocable trust, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. When the contract is owned by a revocable trust or irrevocable grantor trust, the annuitant(s) selected must be the grantor(s) of the trust to assure compliance with Section 72(s) of the Code. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines “owner”, “you” and “your”.
Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code
•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code
•	SIMPLE IRAs under Section 408(p) of the Code
•	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code
•	Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code

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•	Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code
A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.
All other contracts are considered nonqualified annuities.
Rider: You receive a rider to your contract when you purchase optional benefits. The rider adds the terms of the optional benefit to your contract.
Rider effective date: The date a rider becomes effective as stated in the rider.
RiverSource Life of NY: In this prospectus, “we,” “us,” “our” and “RiverSource Life of NY” refer to RiverSource Life Insurance Co. of New York.
Service Center: Our department that processes all transaction and service requests for the contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.
Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value immediately prior to the surrender, minus any applicable charges.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If your contract anniversary is not a valuation date, your contract value for that contract anniversary will be based on close of business values on the next valuation date.
If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our Service Center before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our Service Center at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Variable account: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

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The Contracts in Brief
This prospectus describes three contracts. Each contract has different expenses. RAVA 5 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 5 Select has a four-year surrender charge schedule and has lower mortality and expense risk fees than RAVA 5 Access. RAVA 5 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule, and has the lowest mortality and expense risk fees of the three contracts. After the 10th contract anniversary, the mortality and expense risk fees are the same for the three contracts. RAVA 5 Advantage and RAVA 5 Select include the option to purchase living benefit riders; effective Nov. 16, 2015, living benefit riders are not available under RAVA 5 Access. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.
Purpose: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the regular fixed account, subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the annuitization start date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable charges).
Buying a contract: When buying a contract you must provide us a minimum initial purchase payment. The minimum initial purchase payment varies between $1,000 and $10,000 based on contract class and product type. In no case may purchase payments exceed $1,000,000 without our prior approval. We may also further limit, or restrict, purchase payments in certain contract years or based on age, and in conjunction with a living benefit rider elections.
There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities — with or without optional benefit riders — are not right for everyone. Make sure you have all the facts you need before you purchase a variable annuity or choose an optional benefit rider. Some of the factors you may wish to consider include:
•	“Tax Free” Exchanges: It may not be advantageous for you to purchase one of these contracts in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (IRS) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on these contracts. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period may begin when you exchange into one of these contracts. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for one of these contracts, or buy one of these contracts in addition to your old contract, unless you determine it is in your best interest. (See “Taxes — 1035 Exchanges.”)
•	Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code including 403(b) plans. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Some employers may permit you to deposit your contributions into other investments such as mutual funds. If such investments are available to you, before enrolling under the contract, you should consider features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (“RMDs”). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.
•	Taxes: Generally, income earned on your contract value grows tax-deferred until you take surrender or begin to receive payouts. Upon surrender, income taxes generally apply, (under certain circumstances, IRS penalty taxes may also apply to surrenders) unless you direct such amounts to be transferred to another investment within the same retirement plan, have them directly rolled over to another eligible retirement plan such as an IRA, or qualify for Section 1035 treatment. The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, generally you will be taxed on the income if you are the owner. (see “Taxes”)
•	Your age: If you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are

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considering buying a contract including any optional benefits may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.
•	How long you plan to keep your contract: variable annuities are not short-term liquid investments. RAVA 5 Advantage and RAVA 5 Select contracts have surrender charges. RAVA 5 Access contract does not have a surrender charge schedule, but it has a higher mortality and expense risk fee than RAVA 5 Advantage and RAVA 5 Select. After the 10th contract anniversary, the mortality and expense risk fees are the same for the three contracts.
Does the contract meet your current and anticipated future needs for liquidity?
•	If you can afford the contract: are your annual income and assets adequate to buy the contract and any optional benefits you may choose?
•	The fees and expenses you will pay when buying, owning and surrendering money from these contracts. (see “Charges”)
•	How and when you plan to take money from the contract: under current tax law, surrenders, including surrenders made under optional benefit riders, are taxed differently than annuity payouts. If you withdraw more than the allowed withdrawal amount in a contract year (“excess withdrawal”) under the SecureSource 3 NY, SecureSource 4 NY or SecureSource 4 Plus NY riders, the guaranteed amounts under the rider will be reduced and for any withdrawal during the credit period, you will not receive Annual Credits on the next rider anniversary. In addition, certain surrenders may be subject to a federal income tax penalty. (see “Surrenders”)
•	Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.
•	Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, these contracts are not suitable for you and you should not buy one of them. (see “Making the Most of Your Contract — Transferring Among Accounts”)
Free look period: You may return your contract to your financial advisor or to our Service Center within the time stated on the first page of your contract and receive a full refund of the contract value. The valuation date will be the date your request is received at our Service Center. We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. If this is an IRA contract, we will refund all of the purchase payments.
Accounts: Generally, you may allocate your purchase payments among the:
•	subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (see “The Variable Account and the Funds”)
•	regular fixed account, which earns interest at rates that we adjust periodically. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. For RAVA 5 Access contracts, you cannot select the regular fixed account. (see “The Fixed Account”)
•	Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (see “The Fixed Account — The Special DCA Fixed Account”)
Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. You may establish automated transfers among the accounts. Transfers into the Special DCA fixed account are not permitted. Regular fixed account transfers are subject to special restrictions. (see “Making the Most of Your Contract — Transferring Among Accounts”)
Surrenders: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty that may apply if you surrender prior to your reaching age 59 ½) and may have other tax consequences. If you have elected the SecureSource 3 NY, SecureSource 4 NY or SecureSource 4 Plus NY riders, please consider carefully when you take surrenders. If you withdraw more than allowed withdrawal amount in a contract year (“excess withdrawal”) under the rider, the guaranteed amounts under the rider will be reduced and for any withdrawal during the Credit Period, you will not receive Annual Credits on the next rider anniversary. Certain other restrictions may apply. (see “Surrenders”)
Benefits in case of death: If you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (see “Benefits in Case of Death — Standard Death Benefit”)
Optional benefits: We offer optional death benefits and optional living benefits. Optional living benefits (not available under RAVA 5 Access contracts as of Nov. 16, 2015) include guaranteed minimum withdrawal benefit riders and Accumulation Protector Benefit rider, a guaranteed minimum accumulation benefit. Guaranteed minimum withdrawal benefits permit you to withdraw a guaranteed amount from the contract over a period of time, which may include the lifetime of a single person (Single Life) or the lifetime of you and your spouse (Joint Life). Guaranteed minimum withdrawal benefits may be appropriate for you if you intend to make periodic

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withdrawals from your annuity contract and wish to ensure that market performance will not affect your ability to withdraw income over your lifetime. These optional withdrawal benefits may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed under the rider. For contracts with applications signed on or after May 4, 2015, we offer the SecureSource 4 NY rider and SecureSource 4 Plus NY rider. For contracts with applications signed prior to May 4, 2015, we offered the SecureSource 3 NY rider. In this prospectus we use the term “SecureSource series” to refer to all of the guaranteed minimum withdrawal benefit riders. When we refer to the SecureSource 4 NY rider, the SecureSource 4 Plus NY rider or the SecureSource 3 NY rider we are specifically referencing the individual rider in the series rather than all of the riders in the SecureSource series.
Accumulation Protector Benefit rider is intended to provide you with a guaranteed contract value at the end of a specified Waiting Period, currently 10 years, regardless of the volatility inherent in the investments in the subaccounts. Accumulation Protector Benefit rider may be appropriate for you if you want a guaranteed contract value at the end of Waiting Period. This optional living benefit may not be appropriate for you if you intend to surrender your contract value before the end of the 10-year Waiting Period or take withdrawals during the Waiting Period (which reduces the benefit).
We offer the following optional death benefits: Return of Purchase Payments (ROPP) Death Benefit, Maximum Anniversary Value (MAV) Death Benefit and 5-year MAV Death Benefit.
If you select an optional living benefit, we restrict investment options available to you, which will limit transfers and allocations and may limit the timing, amount and allocation of purchase payments.(see “Optional Benefits — Optional Living Benefits — Investment Allocation Restrictions for Living Benefit Riders”). If you select a SecureSource series rider, the amount of surrenders that can be taken under the optional benefit during a contract year may be limited.  In addition, the Income Guide program is not available to contracts issued with a living benefit rider.  For more information on considerations before buying optional living benefits, please see “Optional Benefits.”
Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans that can help meet your retirement or other income needs. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The Special DCA fixed account is not available after the annuitization start date. (see “The Annuity Payout Period”)
Termination of the contract: The contract will be terminated under the following conditions:
1.	After the death benefit is paid, the contract will terminate.
2.	Reduction of the contract value to zero will terminate the contract unless benefits are payable under the terms of an optional living benefit rider.
3.	Your written request for a full surrender will terminate the contract.

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Expense Summary
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering from these contracts. The first tables describe the fees and expenses that you will pay at the time that you surrender one of these contracts.
Contract Owner Transaction Expenses
Surrender charges for RAVA 5 Advantage:
(Contingent deferred sales load as a percentage of purchase payments surrendered)
You select either a seven-year or ten-year surrender charge schedule at the time of application.
Seven-year schedule		Ten-year schedule
Number of completed years from date of each purchase payment*	Surrender charge percentage applied to each purchase payment	Number of completed years from date of each purchase payment*	Surrender charge Percentage applied to each purchase payment
0	7%	0	8%
1	7	1	8
2	7	2	8
3	6	3	7
4	5	4	6
5	4	5	5
6	2	6	4
7+	0	7	3
		8	2
		9	1
		10+	0
Surrender charge for RAVA 5 Select:
(Contingent deferred sales load as a percentage of purchase payments surrendered)
Contract Year**	Surrender charge percentage applied to purchase payments
1	7%
2	6
3	5
4	4
5+	0
There are no surrender charges on and after the fourth contract anniversary.
*	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.
**	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the contract anniversary.
Surrender charge for RAVA 5 Access: 0%
Surrender charge for fixed annuity payouts, if available:
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.

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Contract administrative charge at full surrender:
Maximum: $50	Current: $30
The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Contract Administrative Charge
Annual contract administrative charge	Maximum: $50	Current: $30
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0
Annual Variable Account Expenses
(As a percentage of average daily subaccount value)
You must choose a product, a death benefit guarantee and the length of your contract’s surrender charge schedule. The combination you choose and the contract year you are in determines the mortality and expense risk fees you pay. The table below shows the combinations available to you and their cost.
RAVA 5 Advantage with ten-year surrender charge schedule
Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
RAVA 5 Advantage with seven-year surrender charge
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.10%
ROPP Death Benefit	1.45
MAV Death Benefit	1.35
5-year MAV Death Benefit	1.20

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
RAVA 5 Select
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.35%
ROPP Death Benefit	1.70
MAV Death Benefit	1.60
5-year MAV Death Benefit	1.45

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
RAVA 5 Access
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.50%
ROPP Death Benefit	1.85
MAV Death Benefit	1.75

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Through the 10th contract anniversary	Mortality and expense risk fee
5-year MAV Death Benefit	1.60

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
Other Annual Expenses
Optional Living Benefits
If eligible, you may select one of the following optional living benefits. The fees apply only if you select one of these benefits. Investment allocation restrictions apply. Living benefit riders are not available for RAVA 5 Access contract applications signed on or after November 16, 2015.
SecureSource 4 NY®– Single life rider fee (available for contract applications signed on or after May 1, 2017)	Maximum: 2.25%	Current: 1.25%
SecureSource 4 NY®– Joint life rider fee (available for contract applications signed on or after May 1, 2017)	Maximum: 2.25%	Current: 1.25%
SecureSource 4 Plus NY®– Single life rider fee (available for contract applications signed on or after May 1, 2017)	Maximum: 2.75%	Current: 1.50%
SecureSource 4 Plus NY®– Joint life rider fee (available for contract applications signed on or after May 1, 2017)	Maximum: 2.75%	Current: 1.50%
SecureSource 4 NY®– Single life rider fee (available for contract applications signed on or after May 4, 2015 but prior to May 1, 2017)	Maximum: 2.25%	Current: 1.15%
SecureSource 4 NY®– Joint life rider fee (available for contract applications signed on or after May 4, 2015 but prior to May 1, 2017)	Maximum: 2.25%	Current: 1.15%
SecureSource 4 Plus NY®– Single life rider fee (available for contract applications signed on or after May 4, 2015 but prior to May 1, 2017)	Maximum: 2.75%	Current: 1.45%
SecureSource 4 Plus NY®– Joint life rider fee (available for contract applications signed on or after May 4, 2015 but prior to May 4, 2017)	Maximum: 2.75%	Current: 1.45%
SecureSource 3 NY®– Single life rider fee (available for contract applications signed prior to May 4, 2015)	Maximum: 2.25%	Current: 1.10%
SecureSource 3 NY®– Joint life rider fee (available for contract applications signed prior to May 4, 2015)	Maximum: 2.25%	Current: 1.10%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
Accumulation Protector Benefit®(APB®) rider fee	Maximum: 2.00%	Current: 1.30%*
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
*	For contract applications signed prior to May 1, 2016, the following fees apply:

For applications signed:	Maximum annual rider fee	Initial annual rider fee
Prior to Oct. 18, 2014	2.00%	1.30%
Oct, 18, 2014 – April 30, 2016	2.00%	1.00%
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fees for elective step up or elective spousal continuation step up are shown in the table below.
Elective step up date:	Maximum annual rider fee	Current annual rider fee
Prior to Oct. 18, 2014	2.00%	1.30%
Oct, 18, 2014 – June 30, 2016	2.00%	1.00%
July 1, 2016 and later	2.00%	1.30%

12    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Annual Operating Expenses of the Funds
The next table provides the minimum and maximum total operating expenses charged by the underlying funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ fiscal year ended Dec. 31, 2016, unless otherwise noted, without taking into account fee waivers and/or expense reimbursements that may apply. More detail concerning each underlying fund’s fees and expenses is contained in each fund’s prospectus.
Minimum and maximum total annual operating expenses for the funds(1)
(Including management, distribution (12b-1) and/or service fees and other expenses)
	Minimum(%)	Maximum(%)
Total expenses before fee waivers and/or expense reimbursements	0.44	3.63
(1)	Total annual fund operating expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the fund. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.

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Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.
These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Maximum Expenses (for contracts with living benefit riders). These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of the funds available with living benefit riders* and before fee waivers and/or expense reimbursements. They assume that you select the optional ROPP and SecureSource 4 Plus NY(1),(3). Living benefit riders are not available under RAVA 5 Access. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
*	Note: Certain funds are not available for contracts with living benefit riders and may have higher fund expenses than the rider fee and associated fund expenses shown here.

	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$1,305	$2,438	$3,545	$6,560	$585	$1,806	$3,092	$6,560
RAVA 5 Advantage
With a seven-year surrender charge schedule	1,231	2,392	3,526	6,673	601	1,851	3,164	6,673
RAVA 5 Select	1,166	2,286	3,281	6,857	626	1,925	3,281	6,857
RAVA 5 Access	NA	NA	NA	NA	NA	NA	NA	NA
Maximum Expenses (for contracts without living benefit riders). These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the optional ROPP, if available(1),(3). Although your actual costs may be higher, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$1,275	$2,288	$3,200	$5,428	$555	$1,658	$2,749	$5,428
RAVA 5 Advantage
With a seven-year surrender charge schedule	1,201	2,242	3,178	5,528	571	1,701	2,817	5,528
RAVA 5 Select	1,136	2,134	2,929	5,692	596	1,773	2,929	5,692
RAVA 5 Access	612	1,816	2,996	5,788	612	1,816	2,996	5,788
Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you have the Standard Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$919	$1,228	$1,411	$1,956	$172	$532	$ 911	$1,956
RAVA 5 Advantage
With a seven-year surrender charge schedule	840	1,173	1,390	2,101	188	579	990	2,101
RAVA 5 Select	771	1,050	1,122	2,339	213	656	1,122	2,339
RAVA 5 Access	229	703	1,200	2,480	229	703	1,200	2,480
(1)	In these examples, the contract administrative charge is $50.
(2)	In these examples, the contract administrative charge is $30.
(3)	Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

14    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    15

Condensed Financial Information
You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combination for each contract in Appendix G.
Financial Statements
You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.
The Variable Account and the Funds
The variable account: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.
The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.
The Funds: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives, investment advisers and subadvisers, please see Appendix A.
Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number listed on the first page of this prospectus.
•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund name and management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.
•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that

16    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.
•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.
•	Money Market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your contract value.
•	Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management. We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several funds of funds, including Portfolio Navigator and Portfolio Stabilizer funds. As such, it retains full discretion over the investment activities and investment decisions of the funds. These funds invest in other registered mutual funds. In providing investment advisory services for the funds and the underlying funds in which those funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund.
•	Volatility and Volatility Management Risk with the Portfolio Stabilizer funds. Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These types of funds are available under the contracts and one or more of these funds may be offered in other variable annuity and variable life insurance products offered by us. These funds may also be used in conjunction with guaranteed living benefit and death benefit riders we offer with various annuity contracts, including the contracts.
Conflicts may arise because the manner in which these funds and their strategies are executed by Columbia Management are expected to benefit us by reducing our financial risk and expense in offering guaranteed living benefit and death benefit riders. Managed volatility funds employ a strategy to reduce overall volatility and downside risk. A successful strategy may result in smaller losses to your contract value when markets are declining and market volatility is high. In turn, a successful strategy may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Accordingly, although an investment in the Portfolio Stabilizer funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the funds’ strategies will be successful. When offered with a guaranteed living benefit, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
While Columbia Management is the investment adviser to the Portfolio Navigator and Portfolio Stabilizer funds, it provides no investment advice to you as to whether an allocation to the funds is appropriate for you. You must decide whether an investment in these funds is right for you. Additional information on the funds, including risks and conflicts of interest, is included in their respective prospectuses. Columbia Management advised fund of funds and managed volatility funds and their investment objectives are in Appendix A.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    17

•	Revenue we receive from the funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the funds. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.
We or our affiliates may receive revenue derived from the 12b-1 fees charged by the funds. These fees are deducted from the assets of the funds. This revenue and the amount by which it can vary may create conflicts of interest. The amount, type, and manner in which the revenue from these sources is computed vary by fund.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer funds managed by our affiliates Columbia Management and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, revenue received from our affiliated funds comprises the greatest amount and percentage of revenue we derive from payments made by the funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.65% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue.
Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive revenue, including but not limited to expense payments and non-cash compensation, for various purposes:
•	Compensating, training and educating financial advisors who sell the contracts.
•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.
•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to contract owners, authorized selling firms and financial advisors.
•	Providing sub-transfer agency and shareholder servicing to contract owners.
•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.
•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
•	Furnishing personal services to contract owners, including education of contract owners regarding the funds, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
•	Subaccounting services, transaction processing, recordkeeping and administration.

18    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger. The sources of revenue we receive from these affiliated funds, or from the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets.
•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We receive this revenue in the form of a cash payment.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    19

The General Account
The general account includes all assets owned by RiverSource Life of NY, other than those in the variable account and our other separate accounts. Subject to applicable New York state law, we have sole discretion to decide how assets of the general account will be invested. The assets held in our general account support the guarantees under your contract including any death or living benefits offered under the contract. You should be aware that our general account is exposed to many of the same risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of annuities and financial instruments and products as well, and these obligations are satisfied from the assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The fixed account is supported by our general account that we make available under the contract.
The Fixed Account
Amounts allocated to the fixed account are part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY’s profits, revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life of NY.
We have not registered interests in the fixed account as securities under the Securities Act of 1933 nor have any of these accounts been registered as investment companies under the Investment Company Act of 1940. We believe these options are exempt from registration under the federal securities laws because the underlying values do not vary according to the performance of a separate account and satisfy state standard non-forfeiture laws. Accordingly we have a reasonable basis for concluding that the fixed account provides sufficient guarantees of principal and interest through the company’s general account to qualify under Section 3(a)(8) of the Securities Act of 1933.
The fixed account has not been registered with the SEC. Disclosures regarding the fixed account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
The Regular Fixed Account
For RAVA 5 Advantage and RAVA 5 Select, unless you have elected a living benefit rider, you also may allocate purchase payments or transfer contract value to the regular fixed account. For RAVA 5 Access contracts, the regular fixed account is not available.
The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. (See “Making the Most of Your Contract — Transfer policies”.)
The Special DCA Fixed Account
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.
You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.
In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer divided by the number of remaining transfers in the program. You may not change the amount of transfers. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account as a destination for the Special DCA monthly transfer.
The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for

20    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:
•	for the Special DCA fixed account and the regular fixed account; and
•	for the Special DCA fixed accounts with terms of differing length.
Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:
•	the Special DCA fixed account for a six month term;
•	the Special DCA fixed account for a twelve month term;
•	the Portfolio Stabilizer funds for one of the SecureSource series riders and APB riders;
•	unless you have elected one of the optional living benefit riders, to the regular fixed account, if available, and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account.
Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.
You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account: 1) to the Portfolio Stabilizer funds, if a living benefit rider is elected, 2) either in accordance with your investment instructions to us or to the regular fixed account, if available and if no living benefit rider is elected. Transfers are subject to investment minimums and other restrictions we may impose on investments in the regular fixed account, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).
Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see “Making the Most of your Contract — Automated Dollar-Cost Averaging.”
Buying Your Contract
You can complete an application and send it along with your initial purchase payment to our Service Center. You may buy RAVA 5 Advantage, RAVA 5 Select or RAVA 5 Access. Each contract has different mortality and expense risk fees. RAVA 5 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 5 Select has a four-year surrender charge schedule and lower mortality and expense risk fees then RAVA 5 Access. RAVA 5 Advantage offers a choice of a seven-year or ten-year surrender charge schedule and the lowest mortality and expense risk fees of the three contracts. After the 10th contract anniversary, the mortality and expense risk fees are the same for the three contracts. RAVA 5 Advantage and RAVA 5 Select include the option to purchase living benefit riders; effective Nov.16, 2015, living benefit riders are not available under RAVA 5 Access. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.
When you apply, you may select among the following:
•	the regular fixed account(1), subaccounts and/or the Special DCA fixed account in which you want to invest;
•	how you want to make purchase payments;
•	a beneficiary;
•	under RAVA 5 Advantage, the length of the surrender charge period (seven or ten years);
•	one of the following optional death benefit riders:
•	ROPP Death Benefit (available if you are age 80 or older);
•	MAV Death Benefit; or
•	5-Year MAV Death Benefit;

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•	for RAVA 5 Advantage and RAVA 5 Select, one of the following optional living benefit riders:
•	SecureSource 4 NY(2); or
•	SecureSource 4 Plus NY(2);or
•	Accumulation Protector Benefit.
(1)	For RAVA 5 Access contracts, the regular fixed account is not available.
(2)	Available for contract applications signed on or after May 4, 2015.
We restrict investment options if you select the SecureSource series riders or APB rider.
If you choose a SecureSource series rider or APB rider, you are required to allocate your purchase payments and contract value to the Portfolio Stabilizer funds, as described in the “Investment Allocation Restrictions for Living Benefit Riders” section in this prospectus.
The contracts provide for allocation of purchase payments to the subaccounts of the variable account, to the regular fixed account (if available) and/or to the Special DCA fixed account. We currently allow you to allocate the total amount of purchase payment to the regular fixed account for RAVA 5 Advantage and RAVA 5 Select. We reserve the right to limit purchase payment allocations to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term. For RAVA 5 Access contracts, the regular fixed account is not available. (See “Purchase Payments.”)
If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our Service Center. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.
We will credit eligible additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our Service Center before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our Service Center at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.
You may make regular payments to your contract under a scheduled payment plan. You must make an initial purchase payment of $1,000, $2,000 or $10,000 depending on the product and tax qualification (see “Buying Your Contract — Purchase Payments”). Once the required initial purchase payment amount has been met, you can begin the scheduled payment plan by sending a completed form to our Service Center. Certain qualified plan applications allow the establishment of a scheduled payment plan without meeting the required initial purchase payment amount. Contact your financial advisor for details. There is no charge for the scheduled payment plan. You can stop your scheduled payment plan payments at any time.
Householding and delivery of certain documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper or electronic copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.
Purchase Payments
Purchase payment amounts and purchase payment timing may be limited under the terms of the contract. If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start. For contracts with a SecureSource series rider, if we do not receive your initial purchase payment within 90 days from the application signed date, we reserve the right to consider your contract void from the start.
Minimum initial purchase payments*
RAVA 5 Advantage
Qualified annuities	$1,000
Nonqualified annuities	$2,000

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RAVA 5 Select
Qualified annuities	$2,000
Nonqualified annuities	$10,000
RAVA 5 Access
Qualified annuities	$2,000
Nonqualified annuities	$10,000
Minimum additional purchase payments*
$50
Maximum total purchase payments** (without our approval) based on the contract year and your age on the effective date of the payment:
RAVA 5 Advantage
For the first contract year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0
For each contract year thereafter if maximum purchase payment not already received:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0
RAVA 5 Access and RAVA 5 Select
For the first contract year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0
For the second through fifth contract year if maximum purchase payment not already received:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0
For each contract year thereafter***:
through age 85	$0
for ages 86 to 90	$0
age 91 or older	$0
*	If a group billing arrangement is set up through your employer, the minimum initial and minimum additional purchase payment is $25.
**	These limits apply in total to all RiverSource Life of NY annuities you own unless a higher amount applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code’s limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.
***	Additional purchase payments are not allowed after the fifth contract year unless this is a tax qualified contract, in which case we allow additional purchase payments in any contract year up to the maximum permissible annual contribution described by the Code that was in effect on the contract date.
Additional purchase payment restrictions for contracts with the SecureSource series rider
These riders prohibit additional purchase payments if:
(1)	You decline any increase to the annual rider fee, or
(2)	the Annual Lifetime Payment (ALP) is established and your contract value on an anniversary is less than four times the Benefit Base multiplied by the Lifetime Payment Percentage for your current age band ****.
****for SecureSource 4 NY and SecureSource 4 Plus NY available for contract applications signed on or after May 1, 2017, the ALP is established and your contract value on an anniversary is less than four times the Benefit Base multiplied by the Minimum Lifetime Payment Percentage  for your current age band.

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The riders prohibit additional purchase payments unless: (1) the payment is received at time of application or within 90 days thereafter, or (2) for qualified annuities where additional purchase payments are allowed in any contract year up to the maximum permissible annual contribution described by the Code, until total additional purchase payments are $100,000.
Additional purchase payment restrictions for contracts with the Accumulation Protector Benefit rider
Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the Waiting Period except for the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up. Additional purchase payments are also limited to $100,000; however, this restriction is currently being waived until further notice.
How to Make Purchase Payments
1 1 By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Co. of New York
70500 Ameriprise Financial Center
Minneapolis, MN 55474
2 2 By scheduled payment plan
We can help you set up a bank authorization.
Limitations on Use of Contracts
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.
The Annuitization Start Date
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized (converted to a stream of monthly payments). If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. You will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.
The annuitization start date must be:
•	no earlier than 13 months after the contract’s effective date; and no later than
•	the owner’s 95th birthday or the tenth contract anniversary, if later,
•	or such other date as agreed to by us.
Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract to a date beyond age 95, to the extent allowed by applicable state law and tax laws.
If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B — Life Income with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, we will continue to make payments until 10 years of payments have been made.
Generally, if you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take partial surrenders to meet your required minimum distributions.
Please see “SecureSource 4 NY /SecureSource 4 Plus NY/SecureSource 3 NY — Other Provisions” section regarding options under this rider at the annuitization start date.

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Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)
If you select one of the SecureSource series riders — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.
Charges
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. We reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.
If you take a full surrender of your contract, we will deduct the charge at the time of surrender regardless of the contract value. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit.
Mortality and Expense Risk Fee
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. These fees cover the mortality and expense risk that we assume. These fees do not apply to the fixed account. We cannot increase these fees for your contract.
The mortality and expense risk fee you pay is based on the product you choose, the death benefit guarantee in effect and the surrender charge schedule that applies to your contract and the contract year of your contract.
RAVA 5 Advantage with ten-year surrender charge schedule	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05

RAVA 5 Advantage with seven-year surrender charge through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.10%
ROPP Death Benefit(1)	1.45
MAV Death Benefit	1.35
5-year MAV Death Benefit	1.20

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05

RAVA 5 Select through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.35%
ROPP Death Benefit(1)	1.70
MAV Death Benefit	1.60
5-year MAV Death Benefit	1.45

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30

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After the 10th contract anniversary	Mortality and expense risk fee
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05

RAVA 5 Access through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.50%
ROPP Death Benefit(1)	1.85
MAV Death Benefit	1.75
5-year MAV Death Benefit	1.60

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
(1)	Only available for purchase as an optional rider for ages 80 or older on the rider effective date.
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.
Expense risk arises because we cannot increase the contract administrative charge more than $20 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•	then, if necessary, the funds redeem shares to cover any remaining fees payable.
We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 5 Advantage or RAVA 5 Select, discussed in the following paragraphs, will cover sales and distribution expenses.
Surrender Charge
If you surrender all or part of your contract before the annuitization start date, we may deduct a surrender charge. For RAVA 5 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 5 Select, a surrender charge applies if you surrender all or part of your contract value in the first four contract years. There is no surrender charge for RAVA 5 Access. The surrender charge percentages that apply to you are shown in your contract.
If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution.
You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA). The FA varies depending on whether your contract includes the SecureSource series:
Contract without SecureSource series rider
The FA is the greater of:
•	10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year; or
•	current contract earnings.
During the first contract year, the FA is the greater of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or

26    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

•	current contract earnings.
Contract with SecureSource series rider
The FA is the greatest of:
•	10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;
•	current contract earnings; or
•	the Remaining Annual Lifetime Payment.
During the first contract year, the FA is the greatest of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA;
•	current contract earnings; or
•	the Remaining Annual Lifetime Payment.
Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.
Surrender charge under RAVA 5 Advantage:
A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:
1.	First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis.
2.	Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.
3.	Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.
The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.
We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see “Expense Summary”), and then adding the total surrender charges.
Surrender charge under RAVA 5 Select:
A surrender charge will apply if you surrender some or all of your contract value during the first four contract years. The surrender charge amount is determined by multiplying purchase payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage.
1.	First we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA.
2.	Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first four contract years.
The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.
Surrender charge under RAVA 5 Access:
There is no surrender charge if you surrender all or part of your contract.
Partial surrenders:
For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge will equal the amount you request.
For an example, see Appendix B.

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Fixed Payouts: Surrender charge under annuity payout plans allowing surrenders of the present value of remaining guaranteed payouts: If you elect an annuity payout plan and the plan we make available provides a liquidity feature permitting you to surrender any portion of the underlying value of remaining guaranteed payouts, a surrender charge may apply.
A surrender charge will be assessed against the present value of any remaining guaranteed payouts surrendered. The discount rate we use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and the periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If we do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and we have determined the present value of the remaining guaranteed payouts you are surrendering, the present value determined will be multiplied by the surrender charge percentage in the table below and deducted from the present value to determine the net present value you will receive.
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuititzation.
We will provide a quoted present value (which includes the deduction of any surrender charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following surrender will be reduced, possibly to zero.
Waiver of surrender charges
We do not assess surrender charges for:
•	surrenders each year that represent the total free amount for that year;
•	required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution;
•	amounts applied to an annuity payment plan (Exception: As described below, if we agree to allow you to receive annuity payments for a specified period and you choose later to surrender the value of your remaining annuity payments, we will assess a surrender charge.)
•	surrenders made as a result of one of the “Contingent events” described below to the extent permitted by state law (see your contract for additional conditions and restrictions). Waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;
•	amounts we refund to you during the free look period; and
•	death benefits.
Contingent events
•	Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.
•	Surrenders you make if you are diagnosed in the second or later contract years with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.

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Other information on charges: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59½ (fee waived in case of death or disability).
Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.
Optional Living Benefit Charges
SecureSource 4 NY Rider Charge
(Offered for Contracts with applications signed on or after May 1, 2017)
We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 1.25% for SecureSource 4 NY – Single Life rider or SecureSource 4 NY – Joint Life rider.
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum BB of $10,000,000. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We deduct this charge pro rata from the subaccounts in the same proportion as your interest in each subaccount bears to your total variable account contract value. No portion of the charge is deducted from the fixed account.
Once you elect the SecureSource 4 NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
We reserve the right to vary the rider fee for each approved investment option The SecureSource 4 NY – Single Life rider and SecureSource 4 NY – Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future Annual Step-Ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the Credit Base (CB) will be permanently reset to zero, and
(iv)	any increase to the Lifetime Payment Percentage due to changing Age Bands on subsequent birthdays and rider anniversaries.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.

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SecureSource 4 Plus NY Rider Charge
(Offered for Contracts with applications signed on or after May 1, 2017)
We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 1.50% for SecureSource 4 Plus NY – Single Life rider or SecureSource 4 NY – Joint Life rider.
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added or Base Doubler is applied) or the anniversary contract value, unless the contract value is greater than the maximum BB of $10,000,000. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We deduct this charge pro rata from the subaccounts in the same proportion as your interest in each subaccount bears to your total variable account contract value. No portion of the charge is deducted from the fixed account.
Once you elect the SecureSource 4 Plus NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
We reserve the right to vary the rider fee for each approved investment option The SecureSource 4 Plus NY – Single Life rider and SecureSource 4 Plus NY – Joint Life rider fee will not exceed a maximum of 2.75%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.75%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future Annual Step-Ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the Credit Base (CB) will be permanently reset to zero,
(iv)	any increase to the Lifetime Payment Percentage due to changing Age Bands on subsequent birthdays and rider anniversaries, and
(v)	any future Base Doubler adjustment and the Base Doubler will be permanently reset to zero.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource 4 NY Rider Charge
(Offered for Contracts with applications signed on or after May 4, 2015 but prior to May 1, 2017)
We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 1.15% for SecureSource 4 NY – Single Life rider or SecureSource 4 NY – Joint Life rider.
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum BB of $10,000,000. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.

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We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We deduct this charge pro rata from the subaccounts in the same proportion as your interest in each subaccount bears to your total variable account contract value. No portion of the charge is deducted from the fixed account.
Once you elect the SecureSource 4 NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
We reserve the right to vary the rider fee for each approved investment option The SecureSource 4 NY – Single Life rider and SecureSource 4 NY – Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future Annual Step-Ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the Credit Base (CB) will be permanently reset to zero, and
(iv)	any increase to the Lifetime Payment Percentage due to changing Age Bands on subsequent birthdays and rider anniversaries.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource 4 Plus NY Rider Charge
(Offered for Contracts with applications signed on or after May 4, 2015 but prior to May 1, 2017)
We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 1.45% for SecureSource 4 Plus NY – Single Life rider or SecureSource 4 NY – Joint Life rider.
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added or Base Doubler is applied) or the anniversary contract value, unless the contract value is greater than the maximum BB of $10,000,000. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We deduct this charge pro rata from the subaccounts in the same proportion as your interest in each subaccount bears to your total variable account contract value. No portion of the charge is deducted from the fixed account.
Once you elect the SecureSource 4 Plus NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

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We reserve the right to vary the rider fee for each approved investment option The SecureSource 4 Plus NY – Single Life rider and SecureSource 4 Plus NY – Joint Life rider fee will not exceed a maximum of 2.75%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.75%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future Annual Step-Ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the Credit Base (CB) will be permanently reset to zero,
(iv)	any increase to the Lifetime Payment Percentage due to changing Age Bands on subsequent birthdays and rider anniversaries, and
(v)	any future Base Doubler adjustment and the Base Doubler will be permanently reset to zero.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource 3 NY Rider Charge
(Not available for contract applications signed on or after May 4, 2015)
We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 1.10% for SecureSource 3 NY – Single Life rider or SecureSource 3 NY – Joint Life rider.
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added)or the anniversary contract value, unless the contract value is greater than the maximum BB of $10,000,000. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary . We deduct this charge pro rata from the subaccounts in the same proportion as your interest in each subaccount bears to your total variable account contract value. No portion of the charge is deducted from the fixed account.
Once you elect the SecureSource 3 NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
We reserve the right to vary the rider fee for each approved investment option The SecureSource 3 NY – Single Life rider and SecureSource 3 NY – Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

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(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future Annual Step-Ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the Credit Base (CB) will be permanently reset to zero, and
(iv)	any increase to the Lifetime Payment Percentage due to changing Age Bands on subsequent birthdays and rider anniversaries.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher that your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
Accumulation Protector Benefit Rider Charge
We deduct an annual charge for this optional feature only if you select it. For contract applications signed on or after May 1, 2016, the current initial annual rider fee is 1.30%*. The charge is calculated by multiplying the annual rider fee by the greater of your contract value or the Minimum Contract Accumulation Value (as defined in the “Optional Living Benefits – Accumulation Protector Benefit Rider” section) on your contract anniversary. We prorate this charge among variable subaccounts in the same proportion as your interest in each bears to your total variable account contract value.
We reserve the right to vary the rider fee for each approved investment option, but it will not exceed the maximum fee of 2.00%.
If multiple rider fees are in effect during a contract year, we will calculate an average annual rider fee, based on the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The following describes how your annual rider fee may change:
1.	We may change the annual rider fee for any approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.00%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if you are invested in any investment option that has an increase and if we receive your written request to terminate the rider prior to the date of the fee increase. However, in order to be eligible for termination you must be invested in that investment option on the eligibility date we specify in the written notice.
2.	We may also change the annual rider fee(s) if you exercise the elective step-up option or elective spousal continuation step up. You do not have the option to terminate the rider if the fee increases due to an elective step-up.
Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the Waiting Period.
If your contract or rider is terminated for any reason including payment of the death benefit, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year.
The fee does not apply after the Benefit Date or after the annuitization start date.
*	For contract applications signed prior to May 1, 2016, the following fees apply:

For applications signed:	Maximum annual rider fee	Initial annual rider fee
Prior to Oct. 18, 2014	2.00%	1.30%
Oct, 18, 2014 – April 30, 2016	2.00%	1.00%
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fees for elective step up or elective spousal continuation step up are shown in the table below.
Elective step up date:	Maximum annual rider fee	Current annual rider fee
Prior to Oct. 18, 2014	2.00%	1.30%

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Elective step up date:	Maximum annual rider fee	Current annual rider fee
Oct, 18, 2014 – June 30, 2016	2.00%	1.00%
July 1, 2016 and later	2.00%	1.30%
Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds.
Valuing Your Investment
We value your accounts as follows:
The Fixed Account
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:
•	the sum of your purchase payments allocated to the regular fixed account and Special DCA fixed account and transfer amounts to the regular fixed accounts;
•	plus interest credited;
•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and
•	minus any prorated portion of the contract administrative charge.
Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).
The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:
Number of units: To calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.
Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
•	dividing that sum by the previous adjusted net asset value per share; and
•	subtracting the percentage factor representing the mortality and expense risk fee from the result.
Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.
Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value.
The number of accumulation units you own may fluctuate due to:
•	additional purchase payments you allocate to the subaccounts;
•	transfers into or out of the subaccounts;
•	partial surrenders;
•	surrender charges;
and a deduction of a prorated portion of:
•	the contract administrative charge;
•	the SecureSource series rider charge; or

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•	Accumulation Protector Benefit rider charge.
Accumulation unit values will fluctuate due to:
•	changes in fund net asset value;
•	fund dividends distributed to the subaccounts;
•	fund capital gains or losses;
•	fund operating expenses; and/or
•	mortality and expense risk fees.

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Making the Most of Your Contract
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account (if available) to one or more subaccounts. You may not set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic payments under a scheduled payment plan. There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.
How dollar-cost averaging works
By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		June	100	18	5.56
		July	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your financial advisor.
Asset Rebalancing
You can ask us in writing to automatically rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.
The Income GuideSM Program
Income Guide is an optional service we currently offer without charge. It does not change or otherwise modify any of the other benefits, features, charges, or terms and conditions associated with your annuity contract. The purpose of the program is to provide reporting and monitoring of withdrawals you take from your annuity. The reporting and monitoring is designed to provide you information that may assist you in considering whether to adapt your withdrawals over time.
For the purpose of Income Guide program, the term “systematic withdrawals” is the same as “automated systematic surrenders”.
The assumptions we used in the program are not customized or individualized to your circumstances. Program participants and their unique individual circumstances will vary from the program assumptions, creating differing results. The simulations we used in connection with the program do not include any contract or underlying fund

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charge assumptions other than a mortality and expense risk charge of 1.0%. Your contract value may be depleted prior to the end of the program. If you follow the program and make downward adjustments to your withdrawals to remain in the “On Track” status, the amount of your withdrawal can significantly decline over time.
Income Guide is a withdrawal monitoring service. The program establishes what we call a “Prudent Income Amount” which is based on your contract value, age, and the other program assumptions described below. We calculate the Prudent Income Amount daily using the following factors:
(1)	the age of the participant, (the age of the younger participant under the Joint Option);
(2)	the contract value;
(3)	Prudent Income Percentages.
The current Prudent Income Amount is determined by multiplying the current contract value by the current Prudent Income Percentage. The Prudent Income Amount is a hypothetical withdrawal amount with a minimum 90% probability that if taken and no withdrawal adjustments are made, withdrawals at that amount would not deplete the contract value prior to age 95 (age 100 for joint), or 8 years if longer. Please refer to the Prudent Income Amount section below for details on the assumptions we used to create the Prudent Income Percentages and the operation of the Prudent Income Amount.
Income Guide compares the annual total of the monthly systematic withdrawals you have elected to the current Prudent Income Amount we have calculated to determine your current status in the program. The current status provides you information on the current sustainability of your rate of withdrawal by comparing it to the Prudent Income Amount.
The program allows you to elect to have withdrawal income monitored based on one person (the “Single Option”) or two persons (the “Joint Option”). We refer to each person covered under Income Guide as a participant. Income Guide is most effective when you use it in consultation with your financial advisor.
Income Guide is not a guaranteed income option and it is not backed by our general account. If you need income guaranteed for life or another specified period of time, you should not rely on using Income Guide. For guaranteed income options, consider a guaranteed lifetime withdrawal benefit such as our SecureSource series rider, annuitization options, or other annuity contracts that provide guaranteed lifetime income riders or benefits.
Any withdrawals you make from your contract may result in surrender charges, taxes and tax penalties. In addition, withdrawals may result in a proportional reduction to the standard death benefit and any optional death benefit you have elected.
As part of the Income Guide program, we provide you with information regarding your withdrawal amount, but we do not determine whether to make adjustments to your withdrawal amount or investment allocation.  You need to decide what changes or adjustments may be right for you, or whether to seek the assistance of a financial advisor in making any decisions, based on the information provided and your given needs and circumstances.
Program Availability
Income Guide is only available if the servicing broker-dealer on your contract is Ameriprise Financial Services, Inc. (“AFSI”) which is our affiliate and we only currently offer variable annuity contracts through AFSI. We may modify or end the availability of Income Guide at any time in our sole discretion. We will notify you 30 days in advance of any changes to Income Guide or if we end the program. Advance notice will not be given for any changes we decide to make to the Prudent Income Percentages.
Income Guide is not available if your contract has a SecureSource series or Accumulation Protector Benefit riders.
In addition, in order to enroll in Income Guide, the following eligibility requirements must be met.
(1)	One of the Income Guide participants must be an owner or annuitant under the contract.
(2)	Your contract cannot be a beneficially owned IRA.
(3)	You cannot be withdrawing substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(4)	If you have a systematic withdrawal program established, you may not elect to set your withdrawal amount net of surrender charges and the frequency of withdrawal must be set at monthly. You cannot have more than one systematic withdrawal program established at the same time.
(5)	Your contract cannot have any active or deemed loans on it.
(6)	Your contract must have an Ameriprise advisor registered with AFSI assigned as the agent of record on your contract.
(7)	All participants covered by the program must be at least age 50 and no older than age 85.

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These eligibility requirements apply to any post-enrollment changes you may elect to make, such as changing or adding participants.
Advance notice will not be given for the events listed below that automatically terminate Income Guide.
(1)	You modify your systematic withdrawal program to a frequency other than monthly or you have more than one systematic withdrawal program in effect.
(2)	You take a loan on the contract.
(3)	On any contract anniversary where the participant (for joint, youngest participant) attained the maximum age of 95 in the preceding contract year.
(4)	The death benefit under the contract becomes payable.
(5)	You elect a systematic withdrawal program to take substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(6)	AFSI is no longer the servicing broker-dealer on your contract.
(7)	Your contract terminates for any reason, including full surrender, the contract value reaches zero, or when you annuitize your entire contract (this does not apply to partial annuitizations which are permitted while you participate in Income Guide).
In the event of a change in ownership, systematic withdrawals are suspended, but you would continue to be enrolled in the Income Guide.
Enrolling in the Income Guide Program
You may elect to enroll in the Income Guide program at any time as long as we continue to offer it and you meet the eligibility requirements of participation. At the time of your enrollment, you will be required to complete an Income Guide Enrollment Form or verbally acknowledge your understanding of the program if we permit enrollment via telephone. In connection with enrollment, you will be asked whether you want the Single Option or Joint Option. You also will be required to provide the birthdate and sex of each participant covered under Income Guide. We use the age provided at enrollment to calculate the Prudent Income Amount.
If you are funding your contract through multiple sources that would involve making more than one initial purchase payment, you should consider waiting to enroll in Income Guide until your contract is fully funded. A large purchase payment not taken into account will result in a lower initial Prudent Income Amount being calculated. If your systematic withdrawal amount is based on all intended payments, then the amount you are withdrawing will be higher than the Prudent Income Amount that is calculated before we receive all intended purchase payments which may affect your Income Guide status.
After enrolling, we will permit you to modify the selected option (Single Option or Joint Option) or to change the participants. Any changes are subject to the conditions stated in the Program Availability section above.
Withdrawal Monitoring and Reporting
Income Guide is designed to assist you and your financial advisor in managing the withdrawal of money out of your annuity contract to provide income. To aid in managing your withdrawals, we currently provide periodic reports to you and your financial advisor. This includes a detailed annual report we provide on each contract anniversary and a brief summary on the consolidated statements you receive either monthly or quarterly from AFSI. These reports include an Income Guide status based on the Prudent Income Amount calculated on the date we produce the report. The reporting and the status are designed to provide you information regarding the current sustainability of your current withdrawal amount by comparing it to the current Prudent Income Amount. We provide no other reporting, so you should review your consolidated statement and annual report to see if your status under the program has changed. You also can review your current daily status by logging into your account on amperiprise.com. We reserve the right to modify the reporting we provide under the program at any time and in our sole discretion.
The table below summarizes the definitions of each status under the program.
Income Guide Status Definitions
Attention Needed	Caution	On Track	More Available
Prudent Income Amount is more than 20% below your current annual withdrawal amount	Prudent Income Amount is from 10.1% to 20% below your current annual withdrawal amount	Prudent Income Amount is from 10% below up to 24.9% above your current annual withdrawal amount	Prudent Income Amount is more than 25% or more above your current annual withdrawal amount

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We use descriptive terminology to describe each status. When you are in the On Track status we may refer to your withdrawal rate as “currently sustainable.” When you are in the Caution status, we refer to your withdrawal rate as “near a point where it may not be sustainable.” When you are in the Attention Needed status, we refer to your withdrawal rate as “may not be sustainable.” Finally, if your current withdrawal amount places you in the “More Available” status, we refer to you as having “more options available” because the Prudent Income Amount is at least 25% higher than your current withdrawal amount. These statuses, including the accompanying explanations, are merely descriptive and do not represent a specific level of actual sustainability or probability of your contract value not being depleted. Please note if you are in the “More Available” status and you utilize contract value for other purposes it may create adverse consequences in the future, including increasing the possibility and extent of future status changes and the possibility of running out of money prior to the end of the program.
The following Income Guide statuses are used in our periodic reporting.
Income Guide Status	What the Status Means
Attention Needed	Based on your contract value, it is projected that your withdrawal amount may not be sustainable.
Caution	Based on your contract value, it is projected that your withdrawal amount is near a point where it may not be sustainable.
On Track	Based on your contract value, it is projected that your withdrawal amount is currently sustainable. Please note that the minimum 90% probability assumed in the program only applies to the Prudent Income Amount and not to the “On Track” status which includes a range above and below the current Prudent Income Amount.
More Available	Based on your contract value and withdrawal amount, it is projected there are more options available.
These statuses are not designed to be, nor should they be construed as, investment advice. They are based on a comparison of your current annual withdrawal amount versus the current Prudent Income Amount. They also can aid you in tracking how close your current rate of withdrawal is to the Prudent Income Amount. In the end, your unique financial situation and the advice of your financial advisor should be utilized in assessing your Income Guide status and your utilization of the program as a whole. Please note, the longer you are in the Attention Needed status without adjusting withdrawals the greater the likelihood that you will deplete your contract value.
If you enroll in Income Guide without electing a systematic withdrawal, then no status will be reported, but you will be provided the Prudent Income Amount.
If you completely suspend your withdrawals, we will also no longer report a status. This, however, does not mean that subsequently restarting withdrawals will result in a sustainable rate of withdrawal. When you restart your withdrawals, a current Prudent Income Amount will be compared to your current withdrawal amount to determine a current status. Also, remember that a change in ownership will automatically suspend systematic withdrawals.
Income Guide does not take into account your unique financial situation, including how you allocate your contract value to available investment options and the allocation of your contract value to equities or bonds. Your investment returns, including the deduction of any fund fees and expenses, will differ from program assumptions. In addition, the fees and charges we assumed in calculating values under the program will differ from the actual fees and charges on your contract. This is due in part to the fact that we did not assume certain charges, including the contract administrative charge and optional benefit charges.
The methods, assumptions and simulations we used to develop the Prudent Income Percentages may not be appropriate or correct for a given contract owner. Individual results can vary widely and will impact the frequency of status changes and how often you may want to make adjustments to your withdrawals. You must decide whether to modify withdrawals or take any other action with respect to your contract based on the status we report, and whether to consult with your financial advisor.
The Prudent Income Amount
We use your current age, contract value, and Prudent Income Percentage to calculate your current Prudent Income Amount. We may modify these factors used to calculate your Prudent Income Amount at any time and in our sole discretion. We, RiverSource Life Insurance Company, solely determined what assumptions to use in deriving the Prudent Income Amount
Since the Prudent Income Amount is calculated daily and fluctuates based on age and current contract value, the program does not guarantee or result in a steady stream of income or provide any type of guaranteed cash value or guaranteed benefit.

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The Prudent Income Percentages are derived from a series of random simulations based on the following assumptions:
•	an investment allocation of 50% in equities and 50% in bonds;
•	average annual returns, after the deduction of all fund fees and expenses, of 9.0% on the equity allocation and 4.0% on the bond allocation that grades upward to 6.0% over a ten year period;
•	average portfolio volatility of 9.0%;
•	a 1.0% average annual mortality and expense risk fee being assessed; and
•	taking level withdrawals each month.
The average annual return assumptions of 9.0% for the equity allocation and the 4.0% - 6.0% for the bond allocation are net return assumptions. This means these return assumptions would be after the deduction of all underlying fund fees and expenses. Contract charges other than the 1.0% mortality and expense risk fee, if they apply to you, were not included in the assumptions. This includes the contract administrative charge, surrender charges, and charges associated with optional benefits available under the contract. The “Charges” section of the prospectus provides additional details on the amount and applicability of these charges.
Since these assumptions are not customized to you, your circumstances will differ and the minimum 90% probability of withdrawals lasting for the duration of the program without the need to make any adjustments to the amount of withdrawals may be higher or lower than the probability used in developing the Prudent Income Percentages.
Your results under the program will vary. In general, if you have lower returns, higher volatility, higher fees, or you make additional withdrawals, then the probability of your withdrawal amount being sustainable will be lower than assumed under the program. In contrast, if you have higher returns, lower volatility, lower fees, or make additional purchase payments, then the probability of your withdrawal amount being sustainable will generally be higher than assumed under the program. In addition, if you experience long-term periods where your contract value is continually declining due to deviations from the assumptions mentioned above, you will need to repeatedly decrease the amount of your withdrawal to stay in the “On Track” status. Also, while unlikely, your contract value may be depleted before age 95 even if you follow the program.
It is important to remember that only the age of the participant and the contract value are specific to your contract. All of the factors used in determining the Prudent Income Percentages are general and not individualized or otherwise customized to you, your contract allocation, or any other circumstances specific to you.
The following factors related to your contract experience will impact your Income Guide status and the probability of withdrawals (without adjusting under the program) lasting for the duration of the program:
(1)	the fees, average annual total returns and volatility of the underlying funds you have elected;
(2)	the specific fees of your contract;
(3)	additional purchase payments to the contract;
(4)	withdrawals in addition to the monthly systematic withdrawal;
(5)	partial annuitizations; or
(6)	your actual life expectancy or retirement horizon.
The assumptions were utilized to run a series of random simulations. These simulations were used to establish the Prudent Income Percentages which are based on a level amount of income (without adjusting under the program) that provides a minimum 90% or greater probability of contract value lasting to age 95 (age 100 for joint), or for 8 years, whichever is longer. As with any simulation, your actual experience will be different and our methodology could have an error.
The Prudent Income Percentages change over time based on age. The table below shows the current Prudent Income Percentages utilized. In the case of the Joint Option, the youngest participant’s age is used to determine the Prudent Income Percentages.
Prudent Income Percentages
Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option
50	3.0%	2.5%	66	4.6%	4.1%	81	6.3%	5.8%
51	3.1%	2.6%	67	4.7%	4.2%	82	6.6%	6.1%
52	3.2%	2.7%	68	4.8%	4.3%	83	6.9%	6.4%
53	3.3%	2.8%	69	4.9%	4.4%	84	7.2%	6.7%
54	3.4%	2.9%	70	5.0%	4.5%	85	7.5%	7.0%
55	3.5%	3.0%	71	5.1%	4.6%	86	8.0%	7.5%
56	3.6%	3.1%	72	5.2%	4.7%	87	8.5%	8.0%

40    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option
57	3.7%	3.2%	73	5.3%	4.8%	88	9.0%	8.5%
58	3.8%	3.3%	74	5.4%	4.9%	89	9.5%	9.0%
59	3.9%	3.4%	75	5.5%	5.0%	90	10.0%	9.5%
60	4.0%	3.5%	76	5.6%	5.1%	91	10.5%	10.0%
61	4.1%	3.6%	77	5.7%	5.2%	92	11.0%	10.5%
62	4.2%	3.7%	78	5.8%	5.3%	93	11.5%	11.0%
63	4.3%	3.8%	79	5.9%	5.4%	94	12.0%	11.5%
64	4.4%	3.9%	80	6.0%	5.5%	95	12.5%	12.0%
65	4.5%	4.0%
The Prudent Income Percentage is multiplied by the contract value to determine the current Prudent Income Amount. The Prudent Income Amount will change over time due to changes in the contract value and the age of the participants covered under the program.
Although the Prudent Income Percentage increases with age, the Prudent Income Amount may not increase over time because a decreasing contract value can more than offset any increase in the Prudent Income Percentage. An increase in the Prudent Income Percentage does not protect against inflation.
Refer to “Example of a Prudent Income Amount Calculation” below to see how the Prudent Income Percentage is used to create a Prudent Income Amount.
By increasing with age, the Prudent Income Percentages result in less contract value being required to be in the “On Track” status. As a result, the Prudent Income Amount is not designed to preserve the level of your contract value. Following the monitoring program, however, including making adjustments to your rate of withdrawal over the life of the program, will increase the likelihood that your contract value will not be exhausted prior to the end of the program.
The assumptions used in determining values under Income Guide including investment and performance, are not tied in any way to your allocation of contract value and its performance. Your actual contract results can vary significantly from the performance we assumed in calculating the Prudent Income Amount.
The Prudent Income Amount is not a guarantee of present or future income and is not intended, nor should it be construed as, any form of investment advice.
If your contract is funding an employer sponsored plan such as a retirement plan established under Section 403(b) or 401(a) of the Code, your ability to begin a systematic withdrawal or to change one may be subject to plan sponsor approval. To determine whether there are any plan based restrictions on Income Guide, contact your plan sponsor.
Example of a Prudent Income Amount Calculation
Below is an example of how Income Guide calculates the Prudent Income Amount and assigns the status of the sustainability of your withdrawals.
At the time of enrollment, assume the following:
(1)	you have elected the Single Option;
(2)	you are age 65;
(3)	your monthly systematic withdrawal amount is $350.00 ($4,200.00 annually); and
(4)	your contract value is $100,000.00.
Using these assumptions when you enroll, to calculate the Prudent Income Amount, the contract value is multiplied by the Prudent Income Percentage, which is 4.5%.
$100,000.00 x 4.5% = $4,500.00
In this case, the Prudent Income Amount is about 7.1% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume six months after enrollment, you are still age 65 and your contract value is now $95,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.
$95,000.00 x 4.5% = $4,275.00
In this case, the Prudent Income Amount is about 1.8% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume one year after enrollment, you are now age 66 and your contract value is now $82,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.

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$82,000.00 x 4.6% = $3,772.00
In this case, the Prudent Income Amount is about 10.2% below your annual withdrawal amount. This results in being assigned a status of “Caution.”
Potential Benefits of the Income Guide Program
Income Guide can aid you in creating a non-guaranteed stream of income through systematic withdrawals from your contract. This can be beneficial if your need for income is flexible and does not require the guarantees associated with either a guaranteed minimum withdrawal benefit rider or exercising your option to annuitize. Withdrawals in connection with Income Guide may be subject to surrender charges, taxes and tax penalties. In contrast, payments under a guaranteed minimum withdrawal benefit rider or annuitization are not subject to surrender charges. In addition, if you use Income Guide and you have a non-qualified contract you are not receiving any potential benefits of the exclusion ratio associated with annuitization. The exclusion ratio allows you to spread the cost basis of your contract value over time, generally resulting in payments being partially income tax-free while the exclusion ratio is in effect. In contrast, Income Guide systematically withdraws contract value and for non-qualified contracts this results in taxable earnings being considered to be withdrawn first. A financial advisor can help you understand each of the income options available to you.
In cases where your Income Guide status becomes “More Available” there may be opportunities to increase your withdrawal rate, lock-in guaranteed income through partial annuitization, or use a portion of your contract value for other purposes. In consultation with your financial advisor, you can determine whether one or more of these options are right for you. Please keep in mind increases in the amount you withdraw may be subject to additional surrender charges, taxes and tax penalties. In addition, withdrawals will reduce your contract value and will proportionally reduce your standard death benefit and any optional death benefit you have elected. Increases in withdrawals can also have adverse future consequences, including increasing the possibility of future status changes and the possibility of running out of money prior to the end of the program.
Potential Risks of the Income Guide Program
Income Guide, including the Prudent Income Amount, is not a guarantee of income. If your annuity contract value is depleted your contract and any benefits associated with it, including Income Guide, will end without value.
In instances where your contract enters the “Attention Needed” status, even if you take steps to address the status such as lowering withdrawals from your contract, it is possible depending on continued performance of your contract that you could re-enter or remain in the status for an extended period of time. If you do not adjust your withdrawals when you are in the “Attention Needed” status, it could substantially increase the likelihood your contact value will be depleted, especially if you remain in this status for an extended period of time without making any adjustments.
Income Guide does not provide any additional waiver of any applicable surrender charge. This means in cases where your contract is subject to a surrender charge, any amounts withdrawn in excess of the free amount will be assessed a surrender charge, including any instance where you are withdrawing at a level equal to the Prudent Income Amount. For additional information on surrender charges, refer to the “Surrender Charge” subsection of the “Charges” section of this prospectus.
If your contract is issued on a qualified basis, you are subject to certain required minimum distribution rules for federal tax purposes. These rules may require you to take withdrawals out of your annuity that exceed the Prudent Income Amount. If this occurs, taking the required withdrawals may increase the likelihood that you will deplete your annuity contract over time.
If your relationship with your advisor ends, you will no longer receive assistance using the Income Guide service. If your contract continues to be serviced by AFSI, but you have ended your relationship with the financial advisor with whom you set up Income Guide, Income Guide will continue, and you should request AFSI assign you another advisor to assist you with maximizing the effectiveness of Income Guide. We cannot guarantee that AFSI will assign you an advisor that will assist you with Income Guide.
If you rely on Income Guide for managing your income needs and the service terminates, either because we choose to no longer offer it or a circumstance arises where automatic termination occurs, you may be in a position where you cannot find a means to manage or monitor your income going forward. Remember, in any instance where AFSI is no longer the servicing broker-dealer of record for your contract, Income Guide will automatically terminate.
Transferring Among Accounts
The transfer rights discussed in this section do not apply if you have selected one of the optional living benefit riders. For transfer rights involving investment options under optional living benefit riders, please see “Investment Allocation Restrictions for Living Benefit Riders” section.

42    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

You may transfer contract value from any one subaccount or the regular fixed account, if available, to another subaccount before the annuitization start date. For RAVA 5 Advantage and RAVA 5 Select contracts, certain restrictions apply to transfers involving the regular fixed account. For RAVA 5 Access contracts, the regular fixed account is not available.You may not transfer contract value to the Special DCA fixed account. You may not transfer contract value from the Special DCA fixed account except as part of automated monthly transfers.
The date your request to transfer will be processed depends on when and how we receive it:
For transfer requests received in writing:
•	If we receive your transfer request at our Service Center in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our Service Center in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
For transfer requests received by phone:
•	If we receive your transfer request at our Service Center in good order before the close of the NYSE, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our Service Center in good order at or after the close of the NYSE, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.
For information on transfers after annuity payouts begin, see “Transfer policies” below.
Transfer policies
For RAVA 5 Advantage and RAVA 5 Select
•	Before the annuitization start date, you may transfer contract values between the subaccounts or from the subaccounts to the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term, you may not make a transfer from any subaccount back to the regular fixed account for six months following that transfer, partial surrender or termination.
•	You may transfer contract values from the regular fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, you may transfer the entire contract value to the regular fixed account. We reserve the right to limit transfers to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers to the regular fixed account, you will be notified in writing, signed by an officer of the company. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1), or $10,000 whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. We reserve the right to change the percentage allowed to be transferred from the regular fixed account with 30 days written notice if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers from the regular fixed account, you will be notified in writing, signed by an officer of the company.
•	You may not transfer contract values from the subaccounts or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts. (See “Special DCA Fixed Account.”)
•	After the annuitization start date, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of the Special DCA fixed account.
(1)	All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.
For RAVA 5 Access
•	Before the annuitization start date, you may transfer contract values between the subaccounts at any time.

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•	You may not make a transfer to the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts. (See “Special DCA Fixed Account.”)
•	After the annuitization start date, you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of the Special DCA fixed account.
Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:
•	diluting the value of an investment in an underlying fund in which a subaccount invests;
•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and
•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:
•	requiring transfer requests to be submitted only by first-class U.S. mail;
•	not accepting hand-delivered transfer requests or requests made by overnight mail;
•	not accepting telephone or electronic transfer requests;
•	requiring a minimum time period between each transfer;
•	not accepting transfer requests of an agent acting under power of attorney;
•	limiting the dollar amount that you may transfer at any one time;
•	suspending the transfer privilege; or
•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

44    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.
In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:
•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.
•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.
•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.
•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.
How to Request a Transfer or Surrender
1 1 By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:
RiverSource Life Insurance Co. of New York
70500 Ameriprise Financial Center
Minneapolis, MN 55474
Minimum amount
Transfers or surrenders:	$250 or entire account balance

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Maximum amount
Transfers or surrenders:	Contract value or entire account balance
*	Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 2 By automated transfers and automated partial surrenders
Your financial advisor can help you set up automated transfers among your subaccounts or regular fixed account (if available) or automated partial surrenders from the regular fixed account (if available), Special DCA fixed account or the subaccounts.
You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.
•	Automated transfers from the regular fixed account are limited to 30% of the regular fixed account value at the beginning of the contract year or $10,000, whichever is greater.
•	Automated surrenders may be restricted by applicable law under some contracts.
•	You may not make additional systematic payments if automated partial surrenders are in effect.
•	If you have a SecureSource series rider or APB rider, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (see “Special DCA Fixed Account” and “Investment Allocation Restrictions for Living Benefit Riders”).
•	Automated partial surrenders may result in income taxes and penalties on all or part of the amount surrendered.
•	The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
•	If you have a SecureSource series rider, you may set up automated partial surrenders up to the lifetime benefit amount available for withdrawal under the rider.

Minimum amount
Transfers or surrenders:	$50

Maximum amount
Transfers or surrenders:	None (except for automated transfers from the regular fixed account)

3 3 By telephone
Call:
1-800-541-2251
Minimum amount
Transfers or surrenders:	$250 or entire account balance

Maximum amount
Transfers:	Contract value or entire account balance
Surrenders:	$100,000
We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.
Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

46    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Surrenders
You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us.
The date your surrender request will be processed depends on when and how we receive it:
For surrender requests received in writing:
•	If we receive your surrender request at our Service Center in good order before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•	If we receive your surrender request at our Service Center in good order at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
For surrender requests received by phone:
•	If we receive your surrender request at our Service Center in good order before the close of the NYSE, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•	If we receive your surrender request at our Service Center in good order at or after the close of the NYSE, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see “Charges”) and federal income taxes and penalties. State and local income taxes may also apply. (see “Taxes”) You cannot make surrenders after the annuitization start date except under a term certain installment plan that provides monthly annuity payments for a period of years if such plans are allowed by us.
Any partial surrender you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the SecureSource series rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider will be reduced (see “Optional Benefits — Optional Living Benefits”). Any partial surrender request that exceeds the amount allowed under the SecureSource series riders will impact the guarantees provided and will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.
In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).
Surrender Policies
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender money from all your subaccounts, Special DCA fixed account and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. If your contract includes the Accumulation Protector Benefit rider, you do not have the option to request from which account to surrender. The minimum contract value after a partial surrender is $500.
Receiving Payment
1 1 By regular or express mail
•	payable to you;
•	mailed to address of record.
NOTE: We will charge you a fee if you request express mail delivery.
2 2 By wire or other form of electronic payment
•	request that payment be wired to your bank;
•	pre-authorization required.

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We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.
Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–	the NYSE is closed, except for normal holiday and weekend closings;
–	trading on the NYSE is restricted, according to SEC rules;
–	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–	the SEC permits us to delay payment for the protection of security holders.
We may also postpone payment of the amount attributable to a purchase payment as part of the total surrender amount until cleared from the originating financial institution.
A Special Note on Cybersecurity Risks
Cybersecurity and Systems Integrity
Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•	the corruption or destruction of data;
•	theft, misuse or dissemination of data to the public, including your information we hold; and
•	denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
TSA — Special Provisions
Participants in Tax-Sheltered Annuities
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–	you are at least age 59½;
–	you are disabled as defined in the Code;
–	you severed employment with the employer who purchased the contract;
–	the distribution is because of your death;

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–	the distribution is due to plan termination; or
–	you are a qualifying military reservist.
•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).
•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
•	If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected SecureSource series rider or APB rider.
Changing the Annuitant
If you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership. Effective May 1, 2016, contracts with the SecureSource 4 NY – Single Life and SecureSource 4 Plus NY – Single Life rider cannot add a joint annuitant.
Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our Service Center. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.
If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.
Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Our current administrative process requires only the new owner to meet the age limitations. We can stop this administrative process at any time.
The death benefit may change due to a change of ownership.
•	If you elected the ROPP Death Benefit and if any owner is older than age 79 immediately following the ownership change, the ROPP Death Benefit will continue. If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
•	If you elected the 5-Year MAV Death Benefit and if any owner is older than age 75 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 75 or younger, the 5-Year MAV Death Benefit will continue.
•	If you elected the MAV Death Benefit and if any owner is older than age 79 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 79 or younger, the MAV Death Benefit will continue.
•	The ROPP Death Benefit, MAV Death Benefit and 5-Year MAV Death Benefit values may be reset (see “Benefits in the Case of Death”).
•	If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
For a SecureSource series – Single Life rider, an ownership change will not change the covered person under the rider.

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The SecureSource series – Joint Life rider, if selected, transfer of the ownership of the annuity contract will not change the covered spouses under the rider. If ownership is transferred from a covered spouse to their revocable trust(s), the annuitant must be one of the covered spouses. (See “Optional Benefits — Optional Living Benefits.”)
Benefits in Case of Death — Standard Death Benefit
We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date while this contract is in force. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.
If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:
•	contract value after any rider charges have been deducted; or
•	the Return of Purchase Payments (ROPP) value.
If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the contract value after any rider charges have been deducted.
Here are some terms that are used to describe the Standard Death Benefit and optional death benefits:
ROPP Value: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.
Adjusted partial surrenders	=	PS × DB
CV

PS	=	the amount by which the contract value is reduced as a result of the partial surrender.
DB	=	the applicable ROPP value, MAV value or 5-year MAV value on the date of (but prior to) the partial surrender.
CV	=	the contract value on the date of (but prior to) the partial surrender.
Covered Life Change: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.
For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid.
After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.
Example of standard death benefit calculation when you are age 79 or younger on the contract effective date:
Assumptions:
•	You purchase the contract with a payment of $20,000.
•	During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$20,000
minus adjusted partial surrenders, calculated as:
$1,500 × $20,000 =
$18,000	–1,667
for a standard death benefit of:	$ 18,333
since this is greater than your contract value of $16,500

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If you Die Before the Annuitization Start Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.
Nonqualified annuities
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.
For RAVA 5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin, no later than one year after your death, or other date as permitted by the IRS; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70½. If you attained age 70½ at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. For RAVA 5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”). If your spouse is the sole beneficiary and elects to treat the contract as his/her own as an inherited IRA, the SecureSource series rider will terminate.
If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.
If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the contract value after any rider charges have been deducted from the variable account; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.
•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70½, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70½, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and

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•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the contract value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.
In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.
•	Annuity payout plan: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.
If you Die After the Annuitization Start Date
If you die after the annuitization start date, the amount payable, if any, will depend on the annuity payment plan then in effect.
Death of the owner: If the owner is the annuitant and dies after the annuitization start date, payments cease for lifetime only payment plans. Payments continue to the owner’s beneficiaries for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If the owner is not the annuitant and dies after the annuitization start date, payments continue to the beneficiaries according to the payment plan in effect.
Death of the annuitant or of a beneficiary receiving payments under an annuity payment plan: If the owner is not the annuitant and the annuitant dies after the annuitization start date, payments cease for lifetime payment plans. Payments continue to the owner for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If a beneficiary elects an annuity payment plan as provided under the payment options provision above and dies after payments begin, payments continue to beneficiaries named by the deceased beneficiary as provided under the change of beneficiary provision for the remainder of any guarantee period.
In any event, amounts remaining payable must be paid at least as rapidly as payments were being made at the time of such death.
How we handle contracts under unclaimed property laws
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from either 1) the contract’s maturity date (the latest day on which income payments may begin under the contract) or 2) the date the death benefit is due and payable. If a contract matures or we determine a death benefit is payable, we will use our best efforts to locate you or designated beneficiaries. If we are unable to locate you or a beneficiary, proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown in our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. To avoid escheatment, and ensure an effective process for your beneficiaries, it is important that your personal address and beneficiary designations are up to date, including complete names, date of birth, current addresses and phone numbers, and taxpayer identification numbers for each beneficiary. Updates to your address or beneficiary designations should be sent to our Service Center.
Escheatment may also be required by law if a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner, creating a presumption of abandonment. If your beneficiary steps forward (with the proper documentation) to claim escheated annuity proceeds, the state is obligated to pay any such proceeds it is holding.
For nonqualified annuities, non-spousal death benefits are generally required to be distributed and taxed within five years from the date of death of the owner/annuitant or the unclaimed death benefits will be presumed abandoned and subject to escheatment.
Optional Benefits
The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products

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as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Optional Death Benefits
In addition to the Standard Death Benefit, we also offer the following optional death benefits at contract issue:
•	ROPP Death Benefit;
•	MAV Death Benefit; and
•	5- Year MAV Death Benefit.
If you are age 75 or younger at contract issue, you can elect the 5-Year MAV or MAV optional death benefits. If you are age 76-79 at contract issue, you can elect MAV optional death benefit. If you are age 80 or older at contract issue, then you may elect the ROPP Death Benefit. ROPP is included in the Standard Death Benefit if you are age 79 or younger at contract issue.
Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see “Changing Ownership”) or continuation of the contract by the spouse under the spousal continuation provision.
The death benefit determines the mortality and expense risk fee that is assessed against the subaccounts. We will base the benefit paid on the death benefit coverage in effect on the date of your death.
If you are age 80 or older at contract issue, you may select the ROPP death benefit described below at the time you purchase your contract. Be sure to discuss with your financial advisor whether or not this death benefit is appropriate for your situation.
Return of Purchase Payments (ROPP) Death Benefit
The ROPP Death Benefit will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:
1.	the contract value after any rider charges have been deducted, or
2.	the ROPP Value as described above.
For a spouse who continues the contract and is age 80 or older, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If the spouse who continues the contract is age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.
If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
As described below, if you are age 75 or younger at contract issue, you may select either the MAV Death Benefit or the 5-Year MAV Death Benefit at the time you purchase your contract. If you are age 76-79 at contract issue, you may select the MAV Death Benefit. The MAV death benefit does not provide any additional benefit before the first contract anniversary and the 5-Year MAV Death Benefit does not provide any additional benefits before the fifth contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your financial advisor whether or not these death benefits are appropriate for your situation.
Maximum Anniversary Value (MAV) Death Benefit
The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	the contract value after any rider charges have been deducted;
2.	the ROPP value as described above; or
3.	the MAV.
The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above under “Benefits in Case of Death — Standard Death Benefit” section.

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For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 80 or older when the contract was continued, the MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)	the contract value after any rider charges have been deducted, or
(b)	the MAV on that date, but prior to the reset.
If any owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the Standard Death Benefit will apply.
5-Year Maximum Anniversary Value (5-Year MAV) Death Benefit
The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	the contract value after any rider charges have been deducted;
2.	the ROPP value as described above; or
3.	the 5-year MAV.
The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the 5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above under “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)	the contract value after any rider charges have been deducted, or
(b)	the 5-Year MAV on that date, but prior to the reset.
If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
Optional Living Benefits
(Offered for contracts with applications signed prior to May 1, 2017)
If you bought a contract prior to May 1, 2017 with an optional guaranteed minimum withdrawal benefit, please use the following table to review the disclosure that applies to the optional benefit you purchased. If you are uncertain as to which optional benefit you purchased, ask your financial advisor, or contact us at the telephone number or address shown on the first page of this prospectus.
If you purchased a contract	and you selected one of the following optional living benefits...	Disclosure for this benefit may be found in the following Appendix:
May 4, 2015 – April 30, 2017	SecureSource 4 NY/ SecureSource 4 Plus NY	Appendix E
Prior to May 4, 2015	SecureSource 3 NY	Appendix E
Optional Living Benefits
(Offered for contracts with applications signed on or after May 1, 2017)
The Optional Living Benefits offered under your contracts on or after May 1, 2017 are described in the sections below.

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SecureSource Series Rider Terms
The following key terms are associated with the SecureSource 4 NY and SecureSource 4 Plus NY offered with contract applications signed on or after May 1, 2017:
Key Terms
Age Bands: Each Age Band is associated with two components of your Lifetime Payment Percentage, a Minimum Lifetime Payment Percentage and a potential Income Bonus. In addition to your age, other factors determine when you move to a higher Age Band.
Annual Credit: an amount that can be added to the Benefit Base on rider anniversaries during a Credit Period, subject to limitations. The Annual Credit is 6% for SecureSource 4 NY and 7% for SecureSource 4 Plus NY. Investment performance and Excess Withdrawals may reduce or eliminate the benefit of any Annual Credits. Annual Credits increase the lifetime benefit but may result in higher rider charges that may exceed the benefit from the Annual Credits.
Annual Lifetime Payment (ALP, Lifetime Benefit): the Lifetime Benefit amount available each contract year. The annual withdrawal amount guaranteed by the rider can vary each contract year, except as stated in the Lifetime Payment Percentage provision. The ALP is also referred to as the Lifetime Benefit throughout this prospectus.
Annual Step-Up: an increase in the Benefit Base and/or the Principal Back Guarantee, that is available on each rider anniversary if your contract value increases above guaranteed amounts, subject to certain conditions. If the Benefit Base increases due to an Annual Step-Up, a Credit Period will restart and if you are eligible for a higher Age Band, the Lifetime Payment Percentage can increase.
Benefit Base (BB): used to determine the Annual Lifetime Payment and the annual rider charge. The BB is separate from your contract value and cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Credit Base (CB): used to determine the Annual Credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.
Credit Period: starts on the rider effective date and will restart (1) on a rider anniversary whenever there is an increase of the Benefit Base due to an Annual Step-Up or (2) Joint Life only: on the following rider anniversary in the event of a step-up of the Benefit Base under the spousal continuation provision. The Credit Period is 12 years.
Excess Withdrawal: (1) a withdrawal taken before the Annual Lifetime Payment, or (2) a withdrawal that is greater than the Remaining Annual Lifetime Payment.
Excess Withdrawal Processing: a reduction in benefits if an Excess Withdrawal is processed.
Income Bonus: may be added to the Minimum Lifetime Payment Percentage as described in the “Lifetime Payment Percentage” provision below.
Lifetime Payment Percentage: used to calculate your Annual Lifetime Payment. It includes a Minimum Lifetime Payment Percentage and may include an additional Income Bonus. The percentage used can vary as described in the Lifetime Payment Percentage provision below.
Principal Back Guarantee (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by Annual Step-Ups, as long as there is no Excess Withdrawal.
Remaining Annual Lifetime Payment (RALP): after the Annual Lifetime Payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year. As you take withdrawals during a contract year, the Remaining Annual Lifetime Payment is reduced by the amount of the withdrawal.
Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.
Withdrawal Adjustment Base (WAB): one of the components used to determine whether or not the Income Bonus will be included with the Lifetime Payment Percentage. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.
The following key terms only apply to SecureSource 4 Plus NY:
Base Doubler: is 200% of purchase payments received before the first contract anniversary plus 100% of any premiums received after that. It is used one-time to increase your Benefit Base if you do not take any withdrawals or decline a fee increase before the Base Doubler Date (unless the Benefit Base is already higher due to annual credits and annual step ups). The Base Doubler cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Base Doubler Date: at issue, it is the later of: (1) the 12th rider anniversary; or (2) the rider anniversary on or following the 70th birthday of the Covered Person (Joint Life:the younger Covered Spouse).

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SecureSource 4 NY Rider
The SecureSource 4 NY rider is an optional benefit that you can elect at time of application for an additional charge. The SecureSource 4 NY rider may not be purchased with the optional SecureSource 4 Plus NY rider or Accumulation Protector Benefit rider. This benefit is intended to provide to you, after the Lifetime Benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Lifetime payments will be made by us in the event your contract value is depleted. If you die before the contract value is depleted, you will not receive any monetary value from the rider. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains.
The SecureSource 4 NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 4 NY rider may be not appropriate for you if:
•	you anticipate the need for early or Excess Withdrawals; or
•	you want to invest in funds other than the Portfolio Stabilizer fund(s).
The SecureSource 4 NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Lifetime Benefit amount each contract year after the Lifetime Benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Lifetime Benefit amount can vary based on the relationship of your contract value to the withdrawal adjustment base. Each contract year, whether or not the Income Bonus is included, the Lifetime Payment Percentage is determined when the first withdrawal is taken, and the Lifetime Benefit amount is fixed for the remainder of that contract year (except as stated in the Lifetime Payment Percentage section below).
As long as your total withdrawals during the current contract year do not exceed the Lifetime Benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Lifetime Benefit amount can be increased if an Annual Credit is available or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Lifetime Benefit is available.
Each year, your Lifetime Benefit may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base (WAB), the Income Bonus will not be available. (see WAB described below).
For important considerations whether a SecureSource 4 NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 4 NY riders available under your contract:
•	SecureSource 4 NY – Single Life
•	SecureSource 4 NY – Joint Life
The information in this section applies to both SecureSource 4 NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.
The SecureSource 4 NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource 4 NY — Single Life rider.

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The SecureSource 4 NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 NY — Single Life rider or the SecureSource 4 NY — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 4 NY rider is an optional benefit that you may select for an additional annual charge if:
•	Your contract application is signed on or after May 1, 2017;
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource 4 NY riders are not available under an inherited qualified annuity or with RAVA 5 Access.
The SecureSource 4 NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•	If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 4 NY rider, see “SecureSource Series Rider Terms” section above.
Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine the Annual Lifetime Payment, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is established on the rider effective date and cannot be changed. The covered person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the spouse of the annuitant as named on the application. After death or dissolution of marriage, the remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the Covered Person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•	The rider effective date if the younger covered spouse has already reached age 50.
•	The date the younger covered spouse’s attained age equals age 50.
•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.

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Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The Minimum Lifetime Payment Percentage and the Income Bonus are listed in the table below:
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus
50-58	3.0%	2.5%	1.00%
59-64	4.0%	3.5%	1.00%
65-74	5.0%	4.5%	1.00%
75-79	5.5%	5.0%	1.00%
80+	6.0%	5.5%	1.00%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).
•	On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken since the ALP was established, then the Lifetime Payment Percentage will not change on subsequent birthdays.)
•	Upon Annual Step-Ups (see “Annual Step-ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Income Bonus: The Income Bonus may provide additional income under the rider. Availability of the Income Bonus is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base (WAB). If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the 1% Income Bonus when calculating the ALP (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	WAB at the end of the prior valuation period
After the ALP is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the 1% Income Bonus, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix D: Example – Optional Living Benefits – SecureSource 4 NY Rider”.
However, at the earliest of (1), (2) or (3) below, the Income Bonus is no longer available and the Lifetime Payment Percentage will equal the Minimum Lifetime Payment Percentage for as long as the benefit is payable:
(1)	when your contract value reduces to zero, or
(2)	as of the date of death if the beneficiary elects the Principal Back Guarantee, or
(3)	on the annuitization start date.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus if more favorable to you.
Determination of Adjustments of Benefit Values: Your Lifetime Benefit values are determined at the following times and are subject to a maximum amount of $10 million each:
1.	At rider effective date
The WAB, CB, BB and PBG are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The BB, WAB and PBG will be increased by the amount of each additional purchase payment.

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If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
The WAB, BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)	The WAB will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the WAB on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the ALP is not established, Excess Withdrawal Processing will occur as follows.
The BB and CB will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the CB or BB (as applicable) for the WAB. The PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” substituting the PBG for the WAB.
(C)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.
(D)	If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the excess withdrawal processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the WAB, BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 6% for the first rider anniversary.
The BB and WAB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 6% Annual Credit percentage.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The WAB will be set as follows:
(A)	if no withdrawals have been taken, the WAB will be set to the BB determined above, or

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(B)	if any withdrawals have been taken, the WAB will be set to the amount as calculated below:

a × b	where:
c

a	=	the WAB on the rider anniversary (but prior to rider anniversary processing)
b	=	the BB determined above
c	=	the BB on the rider anniversary (but prior to rider anniversary processing)
If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the WAB and BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 12th rider anniversary.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any Annual Credit is added. If an Annual Step-Up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if greater. The BB (after any Annual Credit is added) will be increased to the contract value, if the contract value is greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
•	The WAB on rider anniversaries: If you did not decline an increase to the annual rider fee, the WAB (after any Annual Credit is added) will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Annual Lifetime Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
•	RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 NY — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider. After the death of the last covered spouse, the rider will terminate.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The WAB, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.

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If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the BB multiplied by the Minimum Lifetime Payment Percentage will be paid annually until the death of the covered person (Joint Life: both covered spouses).
If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the BB multiplied by the Minimum Lifetime Payment Percentage paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The ALP is recalculated based on the Minimum Lifetime Payment Percentage and fixed for as long as payments are made.
•	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, the rider and the contract will terminate.
•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, the rider and the contract will terminate.
At Death:
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the Lifetime Benefit. If spousal continuation is not available or if someone other than a covered spouse continues the contract, the rider terminates. The Lifetime Benefit ends at the death of the surviving covered spouse.
Joint Life and Single Life: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the Principal Back Guarantee available under this rider if the PBG is greater than zero, or
•	continue the contract under the spousal continuation option.
If the beneficiary elects the Principal Back Guarantee under this rider, the BB on the date of death multiplied by the Minimum Lifetime Payment Percentage on the date of death will be paid annually until total payments to the beneficiary are equal to the PBG. If the ALP is not established, the Minimum Lifetime Payment Percentage will be determined based on the youngest age in the first Age Band.
•	The ALP is recalculated based on the Minimum Lifetime Payment Percentage and fixed for as long as payments are made.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the covered spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the covered spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 4 NY rider. Under the rider’s payout option, the minimum amount payable shown in Table B in the contract, will not apply and you will receive the Annual Lifetime Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. The amount paid in the current contract year will be reduced for

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any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract.
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource 4 NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: after the death of the Covered Person, the rider will terminate.
•	Joint Life: after the death of the last covered spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 NY riders charge”).
•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.
SecureSource 4 Plus NY Rider
The SecureSource 4 Plus NY rider is an optional benefit that you can elect at time of application for an additional charge. The SecureSource 4 Plus NY rider may not be purchased with the optional SecureSource 4 NY rider or Accumulation Protector Benefit rider. This benefit is intended to provide to you, after the Lifetime Benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Lifetime payments will be made by us in the event your contract value is depleted. If you die before the contract value is depleted, you will not receive any monetary value from the rider. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains. This rider also provides a guaranteed benefit base amount, provided no withdrawals are taken and the rider does not terminate before a specified date. (see Base Doubler below)
The SecureSource 4 Plus NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 4 Plus NY rider may be not appropriate for you if:
•	you anticipate the need for early or Excess Withdrawals; or
•	you want to invest in funds other than the Portfolio Stabilizer fund(s).
The SecureSource 4 Plus NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Lifetime Benefit amount each contract year. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Lifetime Benefit amount can vary based on the relationship of your contract value to the withdrawal adjustment base. Each contract year, whether or not the Income Bonus is included, the Lifetime Payment Percentage is determined when the first withdrawal is taken, and the Lifetime Benefit amount is fixed for the remainder of that contract year (except as stated in the Lifetime Payment Percentage section below).
As long as your total withdrawals during the current contract year do not exceed the Lifetime Benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.

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Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Lifetime Benefit amount can be increased if an Annual Credit is available, a Base Doubler is applied, or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.
Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year.
Each year, your Lifetime Benefit may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base (WAB), the Income Bonus will not be available. (see WAB described below).
For important considerations whether a SecureSource 4 Plus NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 4 Plus NY riders available under your contract:
•	SecureSource 4 Plus NY – Single Life
•	SecureSource 4 Plus NY – Joint Life
The information in this section applies to both SecureSource 4 Plus NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.
The SecureSource 4 Plus NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource 4 Plus NY — Single Life rider.
The SecureSource 4 Plus NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 Plus NY — Single Life rider or the SecureSource 4 Plus NY — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 4 Plus NY rider is an optional benefit that you may select for an additional annual charge if:
•	Your contract application is signed on or after May 1, 2017;
•	Single Life: covered person must be at least age 58 but not older than 85 on the date the contract is issued; or
•	Joint Life: covered spouses must be at least age 58 but not older than 85 on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource 4 Plus NY riders are not available under an inherited qualified annuity or with RAVA 5 Access.
The SecureSource 4 Plus NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below). If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 4 Plus NY rider, see “SecureSource Series Rider Terms” section above.
Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine the Annual Lifetime Payment, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is established on the rider effective date and cannot be changed. The covered person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the spouse of the annuitant. After death or dissolution of marriage, the remaining covered spouse will be

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used when referring to the younger covered spouse. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year. The ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
The ALP is established on the rider effective date.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The Minimum Lifetime Payment Percentage and the Income Bonus are listed in the table below:
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus
58	3.0%	2.5%	1.00%
59-64	4.0%	3.5%	1.00%
65-74	5.0%	4.5%	1.00%
75-79	5.5%	5.0%	1.00%
80+	6.0%	5.5%	1.00%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint Life: younger covered spouse’s attained age).
•	On the covered person’s subsequent birthdays (Joint Life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint Life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken, then the Lifetime Payment Percentage will not change on subsequent birthdays.)
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage, if no withdrawal has been taken and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Income Bonus: The Income Bonus may provide additional income under the rider. Availability of the Income Bonus is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base (WAB). If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the 1% Income Bonus when calculating the ALP (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	WAB at the end of the prior valuation period
After the ALP is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the 1% Income Bonus, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix D: Example – Optional Living Benefits – SecureSource 4 Plus NY Rider”.
However, at the earliest of (1), (2) or (3) below, the Income Bonus is no longer available and the Lifetime Payment Percentage will equal the Minimum Lifetime Payment Percentage for as long as the benefit is payable:
(1)	when the contract value reduces to zero, or
(2)	as of the date of death if the beneficiary elects the Principal Back Guarantee, or

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(3)	on the annuitization start date.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus if more favorable to you.
Joint Life: Base Doubler Date: If the Base Doubler is greater than zero, the Base Doubler Date may be reset in the event of: (1) dissolution of marriage; or (2) a covered spouse’s death when the death benefit is not payable. On the date we receive written notification of these events, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the 70th birthday of the remaining covered spouse; (2) the 12th rider anniversary; or (3) the next rider anniversary.
The Base Doubler Date may also be reset if there is a spousal continuation.  See the Spouse’s Option to continue contract provision.
In the event of remarriage of the covered spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the 12th rider anniversary or the rider anniversary on or following the 70th birthday of the younger covered spouse.
Determination of Adjustments of Benefit Values: Your Lifetime Benefit values are determined at the following times and are subject to a maximum amount of $10 million each:
1.	At rider effective date
The WAB, CB, BB and PBG are set equal to the initial purchase payment.
The Base Doubler is set equal to the initial purchase payment multiplied by the applicable Base Doubler Percentage, as shown in the table below.
Purchase Payments	Base Doubler Percentage
Payments received before the first rider anniversary	200%
Payments received thereafter	100%
2.	When an additional purchase payment is made
The BB, WAB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
If the Base Doubler is greater than zero, the Base Doubler will be increased by the amount of each additional purchase payment multiplied by the applicable Base Doubler Percentage as shown in the table above.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
If a withdrawal is taken before the Base Doubler Date, the Base Doubler is permanently set to zero.
The WAB, BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)	The WAB will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the WAB on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.

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(C)	If the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:
d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the excess withdrawal processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the WAB, BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary if the initial Credit Period starts on the rider effective date
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 7% for the first rider anniversary.
The BB and WAB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 7% Annual Credit percentage.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The WAB will be set as follows:
(A)	if no withdrawals have been taken, the WAB will be set to the BB determined above, or
(B)	if any withdrawals have been taken, the WAB will be set to the amount as calculated below:

a × b	where:
c

a	=	the WAB on the rider anniversary (but prior to rider anniversary processing)
b	=	the BB determined above
c	=	the BB on the rider anniversary (but prior to rider anniversary processing)
If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the WAB and BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 12th rider anniversary.
•	Base Doubler: If you did not take any withdrawals since the rider effective date and you did not decline an increase to the Annual Rider Fee on the Base Doubler Date, the WAB and BB (after any Annual Credit is added) will be increased to the Base Doubler if greater. The Base Doubler will be permanently set to zero on the Base Doubler Date (after any adjustment to the BB). It is important to remember that the 200 % Base Doubler percentage only applies to purchase payments received in the first year. After the first year, 100% of purchase payments will be added to the Base Doubler rather than 200%.

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The Base Doubler Date may also be reset if there is a spousal continuation. See the Spouse’s Option to continue contract provision. In the event of remarriage of the covered spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the 12th rider anniversary or the rider anniversary on or following the 70th birthday of the younger covered spouse.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any Annual Credit is added. If an Annual Step-Up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if greater. The BB (after any Annual Credit is added or base Doubler is applied) will be increased to the contract value, if greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
•	The WAB on rider anniversaries: If you did not decline an increase to the annual rider fee, the WAB (after any Annual Credit is added or Base Doubler is applied) will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. Any withdrawals (including RMDs) before the Base Doubler Date will permanently set the Base Doubler to zero.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 Plus NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 Plus NY — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider. After the death of the last covered spouse, the rider will terminate.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The WAB, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective. If the Base Doubler is greater than zero, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the 70th birthday of the remaining covered spouse; (2) the 12th rider anniversary; or (3) the next rider anniversary.
Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB and Base Doubler, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits and no Base Doubler will be applied. Also, the following will occur:
If the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less of or equal to the RALP, then the BB multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the covered person (Joint Life: both covered spouses).

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In either case above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The ALP is recalculated based on the Minimum Lifetime Payment Percentage and fixed for as long as payments are made.
•	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, the rider and the contract will terminate.
At Death:
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the Lifetime Benefit. If spousal continuation is not available or if someone other than a covered spouse continues the contract, the rider terminates. The Lifetime Benefit ends at the death of the surviving covered spouse.
Joint Life and Single Life: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the Principal Back Guarantee available under this rider if the PBG is greater than zero, or
•	continue the contract under the spousal continuation option.
If the beneficiary elects the Principal Back Guarantee under this rider, the BB on the date of death multiplied by the Minimum Lifetime Payment Percentage on the date of death will be paid annually until total payments to the beneficiary are equal to the PBG.
•	After the date of death, if the CB and Base Doubler are greater than zero, the CB and Base Doubler will be permanently reset to zero, and there will be no additional Annual Credits or Annual Step-Ups and no Base Doubler will be applied.
•	The ALP is recalculated based on the Minimum Lifetime Payment Percentage and fixed for as long as payments are made.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the covered spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the covered spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 4 Plus NY rider. Under the rider’s payout option, the minimum amount payable shown in Table B in the contract, will not apply and you will receive the Annual Lifetime Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract.
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.

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Rider Termination
The SecureSource 4 Plus NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: after the death of the Covered Person, the rider will terminate.
•	Joint Life: after the death of the last covered spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 Plus NY rider charge”).
•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.
Important SecureSource Series Rider Considerations
You should consider whether a SecureSource series rider is appropriate for you taking into account the following considerations:
You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years.
•	Lifetime Benefit Limitations: The Lifetime Benefit is subject to certain limitations, including but not limited to:
Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the Lifetime Benefit terminates at the first death of any owner even if the covered person is still living (see “At Death” heading above). This possibility may present itself when there are multiple contract owners — when one of the contract owners dies the Lifetime Benefit terminates even though other contract owners are still living.
Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the Lifetime Benefit terminates at the death of the last surviving covered spouse (see “At Death” heading above).
•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider, because the timing of your first withdrawal is an important decision. Once you take your first withdrawal, your initial Minimum Lifetime Payment Percentage or your initial Lifetime Payment Percentage will be determined. If a withdrawal is taken during the Credit Period, no credit will be available on the next contract anniversary. For SecureSource 4 Plus NY, if the withdrawal is taken before the Base Doubler Date, the Base Doubler is permanently set to zero. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the Lifetime Benefit is available (Excess Withdrawal), the guaranteed amounts under the rider will be reduced.
•	Investment Allocation Restriction: You must invest in approved investment options, which currently are Portfolio Stabilizer funds. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion in the future. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Living Benefit Riders” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the SecureSource series rider.
•	Income Guide Program Restriction: Income Guide program is not available to contracts with the SecureSource series rider.
•	Non-Cancelable: Once elected, the SecureSource series rider may not be cancelled (except as provided under “Rider Termination” heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).
Dissolution of marriage does not terminate the SecureSource series — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource series — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” above).

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•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.
For non-natural ownership arrangements that allow for spousal continuation one covered spouse must be the annuitant and the other covered spouse must be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant’s spouse or a trust that names the annuitant’s spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.
If you select the SecureSource series — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.
•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the remaining Annual Lifetime Payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the Remaining Annual Lifetime Payment is subject to the Excess Withdrawal Processing as described above.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). While the rider permits certain Excess Withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider.
Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•	Limitations on TSAs: Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”). Therefore, a SecureSource series rider may be of limited value to you.
Accumulation Protector Benefit Rider
(Not available for RAVA 5 Access contract applications signed on or after Nov. 16, 2015.)
The Accumulation Protector Benefit rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit rider specifies a Waiting Period that ends on the Benefit Date. The current Waiting Period is 10 years. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the Benefit Date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that Benefit Date. On the Benefit Date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.
If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the Waiting Period and before the Benefit Date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the Benefit Date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.

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If you are age 80 or younger at contract issue, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the “Terminating the Rider” section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the Waiting Period. The rider ends when the Waiting Period expires, no further benefit will be payable, and no further charges for the rider will be deducted. After the Waiting Period, you have the following options:
•	Continue your contract;
•	Take partial surrenders or make a full surrender; or
•	Annuitize your contract.
The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource series riders.
You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:
•	You must invest in approved investment options. Current approved investment options are Portfolio Stabilizer funds. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion in the future. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Living Benefit Riders” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the Accumulation Protector Benefit rider. In addition, the Income Guide program will not be available to you (See “Making the Most of Your Contract — The Income Guide Program);
•	You may not make additional purchase payments to your contract during the Waiting Period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply. (see “Additional Purchase Payments with Elective Step-Up” below) Also, additional purchase payments are limited to $100,000, however, this restriction is currently being waived until further notice;
•	If you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;
•	If you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the Waiting Period under the rider, in order to receive the benefit, if any, provided by the rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;
•	The 10 year Waiting Period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and
•	The 10 year Waiting Period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider fee to increase (see “Waiting Period” below).
Be sure to discuss with your financial advisor whether an Accumulation Protector Benefit rider is appropriate for your situation.
Here are some general terms that are used to describe the operation of the Accumulation Protector Benefit:
Benefit Date: This is the first valuation date immediately following the expiration of the Waiting Period.
Minimum Contract Accumulation Value (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the Benefit Date if the contract value is less than the MCAV on the Benefit Date.
Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received. It is reduced by any adjustments for partial surrenders made during the Waiting Period.
Adjustments for Partial Surrenders: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:
(a)	is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and
(b)	is the MCAV on the date of (but immediately prior to) the partial surrender.

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Waiting Period: The Waiting Period for the rider is 10 years. The Waiting Period will restart on the latest contract anniversary if you change your investment option and the annual rider fee increases more than 0.20 percentage points and if the remaining Waiting Period is less than three years. Our right to restart the Waiting Period under these conditions is currently being waived until further notice.
Automatic Step-Up
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:
1.	90% of the contract value on the contract anniversary (after charges are deducted); or
2.	the MCAV immediately prior to the automatic step-up.
The automatic step-up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The automatic step-up of the MCAV does not restart the Waiting Period or increase the fee (although the total charge for the rider may increase).
Elective Step-Up Option
Within thirty days following each contract anniversary after the rider effective date, but prior to the Benefit Date, you may notify us in writing that you wish to exercise the annual elective step-up option. You may exercise this elective step-up option only once per contract year during this 30 day period. If your contract value (after charges are deducted) on the valuation date we receive your written request to step-up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.
We may increase the fee for your rider (see “Charges — Accumulation Protector Benefit Rider Charge”) and the revised fee would apply to your rider if you exercise the annual elective step-up. Elective step-ups will also result in a restart of the Waiting Period as of the most recent contract anniversary.
The elective step-up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The elective step-up option is not available for inherited IRAs or if the Benefit Date would be after the annuitization start date.
Additional Purchase Payments with Annual Elective Step-Ups
If your MCAV is increased as a result of elective step-up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period.
Spousal Continuation
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step-up. The spousal continuation elective step-up is in addition to the annual elective step-up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step-up and we have increased the fee for the Accumulation Protector Benefit rider, you will pay the fee that is in effect on the valuation date we receive their written request to step-up. In addition, the Waiting Period will restart as of the most recent contract anniversary.
Terminating the Rider
The rider will terminate under the following conditions:
•	The rider will terminate on the Benefit Date after the rider charge has been deducted and after any adjustment to the contract value due to payment of the rider benefit.
•	After the death benefit is payable, unless the spouse continues the contract as described in the “Spousal Continuation” provision above, the rider will terminate.
•	In relation to certain increases to the annual rider fee, your written request will terminate the rider. (See “Charges — Accumulation Protector Benefit rider charge”).
•	The rider will terminate on the annuitization start date.
•	Termination of the contract for any reason will terminate the rider.
The rider will terminate on the Benefit Date.
For an example, see Appendix D.

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Investment Allocation Restrictions for Living Benefit Riders
If you elect SecureSource series rider or Accumulation Protector Benefit rider, you are required to invest your contract value in the Portfolio Stabilizer funds (the Funds) under the terms of the rider. We require investment in the Funds in order to reduce our financial risk and expense in offering guaranteed living benefits. The Funds are available to all contract owners, regardless of whether a living benefit rider has been elected. Currently we offer seven Funds and the number of available Funds may be reduced to one.
We reserve the right to add, remove or substitute Funds at any time and in our sole discretion. We also reserve the right, upon notification to you, to close or restrict any Funds. Any change will apply to current allocations and or to future purchase payments and transfers. If we remove, restrict or substitute any Funds, transfers made to reallocate purchase payments or contract value will not count toward your annual transfer limitations (if any). We will obtain any necessary regulatory approvals and provide you with any required notice prior to any substitution. (See the “Substitution of Investments” section in this prospectus).
The Funds currently available are:
1. Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2)(1),
2. Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (Class 2)
3. Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (Class 2)
4. Columbia Variable Portfolio — Managed Volatility Conservative Fund (Class 2)
5. Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2)(1),(2)
6. Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)(2)
7. Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)(2)
(1)	Not available for contracts with the Accumulation Protector Benefit rider.
(2) Available on or after Nov. 14, 2016.
Each Fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility.
Investing in the Funds. Currently, you can invest in five or seven Funds, depending on the living benefit rider you own. You are responsible for determining which Funds are best for you. Your financial advisor can help you determine which investment options most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Funds you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of specific investment options, or your decision to change to different investment options.
If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment options you have chosen.
If you elect a SecureSource series rider or Accumulation Protector Benefit rider, you may change your investment option allocations up to twice per contract year by written request on an authorized form or by another method agreed to by us. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this twice per contract year limit. Please consider requesting changes carefully, because we may charge you a higher fee for your rider. (See “Charges — Optional Living Benefit Charges”) We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.
Risks. It is important to remember that the Funds are managed volatility funds and employ a strategy designed to reduce overall volatility and downside risk. If a strategy is successful it may result in smaller losses to your contract value when markets are declining and market volatility is high. In turn, if a strategy is successful it may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Accordingly, although an investment in the Funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the Funds’ strategies will be successful. In addition, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.

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Investing in the Funds does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Fund, you might benefit (or benefit more) from selecting alternative investment options. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
Before you select SecureSource series rider or Accumulation Protector Benefit rider, you and your financial advisor should carefully evaluate whether the Funds meet your investment objectives and risk tolerance, taking into consideration the potential positive or negative impact that Funds’ strategy may have on your contract value and the benefits under your rider. Because you can terminate SecureSource series rider or Accumulation Protector Benefit rider only under certain circumstances once you have selected it, you must terminate your contract by requesting a full surrender if you later decide that you do not want to invest in the Funds. Surrender charges and tax penalties may apply. Therefore, you should not select SecureSource series rider or Accumulation Protector Benefit rider if you do not intend to continue investing in the Fund(s) while the rider is in force.
For additional information about the Funds’ investment strategies, risks and conflicts, see the Funds’ prospectuses as well as “The Variable Account and the Funds – Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct surrender charges upon annuitization but surrender charges may be applied when electing to exercise liquidity features we may make available under certain fixed annuity payout options.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity payouts” and “Taxes — Qualified Annuities — Annuity payouts.”
If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The Special DCA fixed account is not available during this payout period.
Amounts of fixed and variable payouts depend on:
•	the annuity payout plan you select;
•	the annuitant's age and, in most cases, sex;
•	the annuity table in the contract; and
•	the amounts you allocated to the accounts on the annuitization start date.
In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month based on the performance of the funds. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments or are exercising any available liquidity features we may offer and you have elected.
For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”
Annuity Tables
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant’s age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of annuity payout rates.)
Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity Table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed interest return results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

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Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.
Annuity Payout Plans
We make available variable annuity payouts where payout amounts may vary based on the performance of the variable account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the annuitization start date:
•	Plan A: Life annuity — no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
•	Plan B: Life income with guaranteed period: We make monthly payouts for a guaranteed payout period of five, ten, or 15 years that you elect. This election will determine the length of the payout period in the event if the annuitant dies before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.
•	Plan C: Life annuity — installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
•	Plan D: Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
For Plan A, if the annuitant dies before the initial payment, no payments will be made. For Plan B, if the annuitant dies before the initial payment, the payments will continue for the guaranteed payout period. For Plan C, if the annuitant dies before the initial payment, the payments will continue for the installment refund period. For Plan D, if both annuitants die before the initial payment, no payments will be made; however, if one annuitant dies before the initial payment, the payments will continue until the death of the surviving annuitant.
In addition to the annuity payout plans described above, we may offer additional payout plans. These plans may include cash refund features providing a guarantee of receiving at least a return of the annuitization amount (less any annuity payments made and any premium tax paid) in the event of the annuitant’s death, term certain installment plans with varying durations, and liquidity features allowing access under certain circumstances to a surrender of the underlying value of remaining payments. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features may either reduce the amount of future payouts you would otherwise receive or result in payouts ceasing.
Utilizing a liquidity feature to surrender the underlying value of remaining payments may result in the assessment of a surrender charge (See “Charges — Surrender charge”) or a 10% IRS penalty tax. (See “Taxes.”).
Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
•	in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or
•	over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.
For qualified and nonqualified contracts with one of the SecureSource series rider, if your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider’s payout option, the minimum amount payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (Joint Life: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used

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in Table B in the contract If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee.
You must select a payout plan as of the annuitization start date set forth in your contract.
If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.
If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the owner in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.
Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.
Nonqualified Annuities
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payouts: Generally, unlike surrenders described below, the income taxation of annuity payouts is subject to exclusion ratios, (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Surrenders: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Application of surrender charges may alter the manner in which we tax report the surrender. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59½ unless certain exceptions apply.
Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have federal income tax withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.

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The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above or may allow you to elect withholding. If this should be the case, we may deduct state income tax withholding from the payment.
Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain investment income of high-income individuals (as well as estates and trusts) is subject to a new 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may generally remain tax-deferred until surrendered or paid out.
Penalties: If you receive amounts from your nonqualified annuity before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
•	because of your death or in the event of nonnatural ownership, the death of the annuitant;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if it is allocable to an investment before Aug. 14, 1982; or
•	if annuity payouts are made under immediate annuities as defined by the Code.
Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for a full consideration. Please consult your tax advisor for further details.
1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance products, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following a partial 1035 exchange, the IRS will apply general tax principles to determine the

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appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange.
Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and also may be subject to the 10% penalty as discussed above.
Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.
Annuity payouts: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after-tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Surrenders: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such surrender to be directly rolled over to another eligible retirement plan such as an IRA.
Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 70½. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

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Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.
•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
•	the payout is a RMD as defined under the Code;
•	the payout is made on account of an eligible hardship; or
•	the payout is a corrective distribution.
State withholding also may be imposed on taxable distributions.
Penalties: If you receive amounts from your qualified contract before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
•	because of your death;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if the distribution is made following severance from employment during or after the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
•	to pay certain medical or education expenses (IRAs only); or
•	if the distribution is made from an inherited IRA.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.
Other
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59½, if applicable, on the taxable portion.
We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

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Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.
RiverSource Life of NY’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.
Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.
Spousal status: When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.
If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.
Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.
After annuity payouts begin, the number of votes you have is equal to:
•	the reserve held in each subaccount for your contract; divided by
•	the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions. As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.
Substitution of Investments
We may substitute the funds in which the subaccounts invest if:
•	laws or regulations change;
•	the existing funds become unavailable; or
•	in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.
If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.
We may also:
•	add new subaccounts;
•	combine any two or more subaccounts;
•	transfer assets to and from the subaccounts or the variable account; and

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•	eliminate or close any subaccounts.
We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we will reallocate amounts remaining in the fund being eliminated or closed to a different subaccount. We will notify you in advance of any such reallocation. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see “Transferring Between Accounts” above).
In the event of any such substitution or change, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance departments before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Contract
•	Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.
•	The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments to Selling Firms
•	We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.50% each time you make a purchase payment. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.
•	We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.
•	In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
•	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
•	marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
•	providing service to contract owners; and
•	funding other events sponsored by a selling firm that may encourage the selling firm's financial advisors to sell the contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.
Sources of Payments to Selling Firms
We pay the commissions and other compensation described above from our assets. Our assets may include:
•	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");
•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds - The funds");

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•	compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds - The funds"); and
•	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.
You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
•	fees and expenses we collect from contract owners, including surrender charges; and
•	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:
•	give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.
•	cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•	cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.
Payments to Financial Advisors
•	The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.
•	To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.
Service Providers
Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus. We also have entered into agreements with certain entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life of NY may change over time. Entities that provided services to RiverSource Life of NY in 2016 are listed in the table below.
Name of Service Provider	Services Provided	Address
Ameriprise Financial, Inc.	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	707 Second Avenue SouthMinneapolis MN 55402 USA
RiverSource Life Insurance Company	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	707 Second Avenue SouthMinneapolis MN 55402USA
Issuer
We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
Legal Proceedings
Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures.

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RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

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Appendix A: The Funds
Unless you have elected one of the optional living benefit riders, you may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the funds listed in the table below. From time to time, certain fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, changes may take some period of time to complete. As a result it is possible you may receive various forms, reports and confirmations that reflect a fund’s prior name.
Investing In	Investment Objective and Policies	Investment Adviser
AB VPS Dynamic Asset Allocation Portfolio (Class B)	Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.
ALPS | Alerian Energy Infrastructure Portfolio: Class III	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index.	ALPS Advisors, Inc.
American Century VP Value, Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	BlackRock Advisors, LLC
Columbia Variable Portfolio - Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Commodity Strategy Fund (Class 2)	Seeks to provide shareholders with total return.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., subadviser.
Columbia Variable Portfolio - Contrarian Core Fund (Class 2)	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Disciplined Core Fund (Class 2)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Diversified Absolute Return Fund (Class 2)	Seeks to provide shareholders with absolute (positive) returns.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2)	Seeks a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2)	Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Emerging Markets Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Global Bond Fund (Class 2)	Non-diversified fund that seeks high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Government Money Market Fund (Class 2)	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - High Yield Bond Fund (Class 2)	Seeks high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Income Opportunities Fund (Class 2)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Intermediate Bond Fund (Class 2)	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Index Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)	Seeks level of current income consistent with preservation of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Conservative Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Growth Fund (Class 2)	Seeks growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Value Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select International Equity Fund (Class 2)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., subadviser.
Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Strategic Income Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - U.S. Equities Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Columbia Wanger Asset Management LLC, (each managing a portion of the Fund's portfolio), subadviser.
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - U.S. Flexible Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2)	Seeks current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC
Deutsche Alternative Asset Allocation VIP, Class B	Seeks capital appreciation.	Deutsche Investment Management Americas Inc., adviser; RREEF America L.L.C., subadvisor.
Fidelity ® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value FMR believes is not fully recognized by the public. Invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either "growth" or "value" common stocks or both.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income and may also seek capital appreciation.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers for the fund.
Franklin Income VIP Fund - Class 2 (previously FTVIPT Franklin - Income VIP Fund - Class 2)	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.

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Investing In	Investment Objective and Policies	Investment Adviser
Franklin Mutual Shares VIP Fund - Class 2 (previously FTVIPT - Franklin Mutual Shares VIP Fund - Class 2)	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Franklin Small Cap Value VIP Fund - Class 2 (previously FTVIPT Franklin - Small Cap Value VIP Fund - Class 2)	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Ivy VIP Asset Strategy	Seeks to provide total return.	Ivy Investment Management Company
Janus Aspen Series Flexible Bond Portfolio: Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC
Janus Aspen Series Global Allocation Portfolio - Moderate: Service Shares	Seeks total return through growth of capital and income.	Janus Capital Management LLC
Janus Aspen Series Research Portfolio: Service Shares (previously Janus Aspen Series - Janus Portfolio: Service Shares)	Seeks long-term growth of capital.	Janus Capital Management LLC
Lazard Retirement Global Dynamic Multi-Asset Portfolio - Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC
MFS ® Utilities Series - Service Class	Seeks total return.	MFS ® Investment Management
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (previously Morgan Stanley UIF - Mid Cap Growth Portfolio, Class II Shares)	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.
Neuberger Berman AMT Socially Responsive Portfolio (Class S) (previously Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio (Class S))	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Investment Advisers LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (previously Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio (Class S))	Seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.	Neuberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Global Strategic Income Fund/VA, Service Shares	Seeks total return.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
PIMCO VIT All Asset Portfolio, Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company LLC (PIMCO)
PIMCO VIT Total Return Portfolio, Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
Templeton Global Bond VIP Fund - Class 2 (previously FTVIPT Templeton - Global Bond VIP Fund - Class 2)	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.
VanEck VIP Global Gold Fund (Class S Shares)	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation
Variable Portfolio - Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - American Century Diversified Bond Fund (Class 2)	Seeks high level of current income.	Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.
Variable Portfolio - AQR Managed Futures Strategy Fund (Class 2)	Seeks positive absolute returns.	Columbia Management Investment Advisers, LLC, adviser; AQR Capital Management, LLC, subadviser.
Variable Portfolio - BlackRock Global Inflation-Protected Securities Fund (Class 2)	Seeks total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - CenterSquare Real Estate Fund (Class 2)	Seeks to provide shareholders with current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management, Inc., subadviser.
Variable Portfolio - Columbia Wanger International Equities Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Columbia Wanger Asset Management LLC, subadviser.
Variable Portfolio - Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - DFA International Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Dimensional Fund Advisors, L.P., subadviser.
Variable Portfolio - Eaton Vance Floating-Rate Income Fund (Class 2)	Seeks to provide shareholders with a high level of current income.	Columbia Management Investment Advisers, LLC, adviser; Eaton Vance Management, subadviser.
Variable Portfolio - Jennison Mid Cap Growth Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Jennison Associates LLC, subadviser.
Variable Portfolio - Lazard International Equity Advantage Fund (Class 2)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Lazard Asset Management LLC., subadviser.
Variable Portfolio - Loomis Sayles Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Loomis, Sayles & Company, L.P., subadviser.
Variable Portfolio - Los Angeles Capital Large Cap Growth Fund (Class 2) (previously Variable Portfolio - Nuveen Winslow Large Cap Growth Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Los Angeles Capital Management and Equity Research, Inc., subadviser.
Variable Portfolio - MFS® Blended Research® Core Equity Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.
Variable Portfolio - MFS® Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.
Variable Portfolio - Moderate Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Morgan Stanley Advantage Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Morgan Stanley Investment Management Inc., subadviser.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    89

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Oppenheimer International Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; OppenheimerFunds, Inc., subadviser.
Variable Portfolio - Partners Core Bond Fund (Class 2) (previously Variable Portfolio - J.P. Morgan Core Bond Fund (Class 2))	Seeks high level of current income while conserving the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Wells Capital Management Incorporated, subadvisers.
Variable Portfolio - Partners Small Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Kennedy Capital Management, Inc., London Company of Virginia (doing business as The London Company), and Wells Capital Management Inc., subadvisers.
Variable Portfolio - Partners Small Cap Value Fund (Class 2)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Denver Investment Advisors LLC, Jacobs Levy Equity Management, Inc., Nuveen Asset Management, LLC and Segall Bryant & Hamill, LLC, subadvisers.
Variable Portfolio - Pyramis® International Equity Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; FIAM LLC (doing business as Pyramis Global Advisors, LLC), subadviser.
Variable Portfolio - T. Rowe Price Large Cap Value Fund (Class 2) (previously Variable Portfolio - NFJ Dividend Value Fund (Class 2))	Seeks to provide long-term growth of capital and income.	Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.
Variable Portfolio - TCW Core Plus Bond Fund (Class 2)	Seeks to provide total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company (TCW), subadviser.
Variable Portfolio - Victory Sycamore Established Value Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.
Variable Portfolio - Wells Fargo Short Duration Government Fund (Class 2)	Seeks to provide current income consistent with capital preservation.	Columbia Management Investment Advisers, LLC, adviser; Wells Capital Management Incorporated, subadviser.
Wells Fargo VT Opportunity Fund - Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Wells Fargo VT Small Cap Growth Fund - Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Western Asset Variable Global High Yield Bond Portfolio - Class II	Seeks to maximize total return.	Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisers.

90    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Appendix B: Example — Surrender Charges
We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:
PPS	=	PPSC + PPF
PPSC	=	purchase payments surrendered that could be subject to a surrender charge
	=	(PS – FA) / (CV – FA) × (PP – PPF)
PPF	=	purchase payments surrendered that are not subject to a surrender charge
	=	FA – contract earnings, but not less than zero
PP	=	purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
PS	=	amount the contract value is reduced by the surrender
FA	=	total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
CV	=	contract value prior to the surrender
When determining the surrender charge, contract earnings are defined as the contract value less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the regular fixed account, the Special DCA fixed account. If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.
The examples below show how the surrender charge for a full and partial surrender is calculated. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.
Full surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00
	FA (but not less than zero):	10,000.00	4,200.00
Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00
	PPF (but not less than zero):	0.00	4,200.00

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			Contract with Gain	Contract with Loss
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS:	60,000.00	40,000.00
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	60,000.00	40,000.00
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	50,000.00	50,000.00
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	50,000.00	50,000.00
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
		multiplied by the surrender charge rate:	× 7.0%	× 7.0%
		surrender charge:	3,500.00	3,206.00
Step 7.		The dollar amount you will receive as a result of your full surrender is determined as:
		Contract value surrendered:	60,000.00	40,000.00
		Surrender charge:	(3,500.00)	(3,206.00)
		Contract charge (assessed upon full surrender):	(30.00)	(30.00)
		Net full surrender proceeds:	$56,470.00	$36,764.00
Partial surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•	You have made no prior surrenders.

		Contract with Gain	Contract with Loss
Contract value just prior to surrender:		$60,000.00	$40,000.00
Contract value on prior anniversary:		58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:

92    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

			Contract with Gain	Contract with Loss
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS (determined by iterative process described above):	15,376.34	16,062.31
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	15,376.34	16,062.31
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	5,376.34	19,375.80
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	5,376.34	19,375.80
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	5,376.34	15,175.80
		multiplied by the surrender charge rate:	× 7.0%	× 7.0%
		surrender charge:	376.34	1,062.31
Step 7.		The dollar amount you will receive as a result of your partial surrender is determined as:
		Contract value surrendered:	15,376.34	16,062.31
		Surrender charge:	(376.34)	(1,062.31)
		Net partial surrender proceeds:	$15,000.00	$15,000.00
Full surrender charge calculation — four-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth contract year is 4.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:

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			Contract with Gain	Contract with Loss
		Contract value just prior to surrender (CV):	60,000.00	40,000.00
		Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
		Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.		Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS:	60,000.00	40,000.00
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	60,000.00	40,000.00
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	50,000.00	50,000.00
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	50,000.00	50,000.00
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
		multiplied by the surrender charge rate:	× 4.0%	× 4.0%
		surrender charge:	2,000.00	1,832.00
Step 7.		The dollar amount you will receive as a result of your full surrender is determined as:
		Contract value surrendered:	60,000.00	40,000.00
		Surrender charge:	(2,000.00)	(1,832.00)
		Contract charge (assessed upon full surrender):	(30.00)	(30.00)
		Net full surrender proceeds:	$57,970.00	$38,138.00
Partial surrender charge calculation — four-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth contract year is 4.0%; and
•	You have made no prior surrenders.

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We will look at two situations, one where the contract has a gain and another where there is a loss:

			Contract with Gain	Contract with Loss
Contract value just prior to surrender:			$60,000.00	$40,000.00
Contract value on prior anniversary:			58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:
Step 1.		First, we determine the amount of earnings available in the contract at the time of surrender as:
		Contract value just prior to surrender (CV):	60,000.00	40,000.00
		Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
		Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.		Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS (determined by iterative process described above):	15,208.33	15,582.48
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	15,208.33	15,582.48
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	5,208.33	18,761.94
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	5,208.33	18,761.94
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	5,208.33	14,561.94
		multiplied by the surrender charge rate:	× 4.0%	× 4.0%
		surrender charge:	208.33	582.48
Step 7.		The dollar amount you will receive as a result of your partial surrender is determined as:
		Contract value surrendered:	15,208.33	15,582.48
		Surrender charge:	(208.33)	(582.48)
		Net partial surrender proceeds:	$15,000.00	$15,000.00

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Appendix C: Example — Optional Death Benefits
The purpose of this appendix is to illustrate the operation of various optional death benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
The examples of the optional death benefits in appendix include partial surrenders to illustrate the effect of partial surrenders on the particular benefit. These examples are intended to show how the optional death benefits operate, and do not take into account whether a particular optional death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
Example — ROPP Death Benefit
Assumptions:
•	You purchase the contract (with the ROPP rider) with a payment of $20,000.
•	The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$20,000
minus adjusted partial surrenders, calculated as:
$1,500 × $20,000 =
$18,000	–1,667
for a death benefit of:	$18,333
Example — MAV Death Benefit
Assumptions:
•	You purchase the contract (with the MAV rider) with a payment of $20,000.
•	On the first contract anniversary the contract value grows to $24,000.
•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit as follows:
The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your contract anniversary contract values:	$24,000
plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:
$1,500 × $24,000 =
$22,000	–1,636
for a death benefit of:	$22,364
Example — 5-Year MAV Death Benefit
Assumptions:
•	You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.
•	On the fifth contract anniversary the contract value grows to $30,000.
•	During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

We calculate the death benefit as follows:
The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your 5-year contract anniversary contract values:	$30,000

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plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:
$1,500 × $30,000 =
$25,000	–1,800
for a death benefit of:	$28,200

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Appendix D: Example — Optional Living Benefits
The purpose of this appendix is to illustrate the operation of various optional living benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
These examples are intended to show how the optional riders operate, and do not take into account whether a particular optional rider is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
Example — SecureSource 3 NY Riders
Assumptions:
•	You purchase the contracts with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You are age 61.
•	Annual step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	CB	BB	PBG	ALP	RALP	Lifetime Payment Percentage
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$100,000	$4,000	$4,000	4.00%
1	0	0	98,000	100,000	106,000	100,000	4,240	4,240	4.00%
2	0	0	105,000	100,000	112,000	105,000	4,480	4,480	4.00%
3	0	0	120,000	120,000 (1)	120,000	120,000	4,800	4,800	4.00%
3.5	0	4,800	115,200	120,000	120,000	115,200	4,800	0	4.00%
4	0	0	113,000	120,000	120,000 (2)	115,200	4,800	4,800	4.00%
5	0	0	110,000	120,000	127,200	115,200	5,088	5,088	4.00%
6	0	0	140,000	140,000	140,000	140,000	7,000	7,000	5.00% (3)
7	0	0	120,000	140,000	148,400	140,000	7,420	7,420	5.00%
7.5	0	10,000	110,000	136,792	144,999 (4)	129,542	7,250	0	5.00%
8	0	0	105,000	136,792	144,999	129,542	7,250	7,250	5.00%
9	0	0	116,000	136,792	153,207	129,542	7,660	7,660	5.00%
(1)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(2)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(3)	Because the annual step-up increased the BB on the anniversary and the covered person’s attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)	The $10,000 withdrawal is greater than the $7,420 RALP allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in “Lifetime Benefit Description – Determination of Adjustment of Benefit Values”.
Example — SecureSource 4 Riders
(available for contract applications signed on or after May 1, 2017)
Assumptions:
•	You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You are age 61.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	CB	BB	WAB	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percent
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$100,000	0.0%	$100,000	$5,000	$5,000	5% (1)

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Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	CB	BB	WAB	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percent
1	—	—	98,000	100,000	106,000	106,000	7.5%	100,000	5,300	5,300	5%
2	—	—	105,000	100,000	112,000	112,000	6.3%	105,000	5,600	5,600	5%
3	—	—	120,000	120,000 (2)	120,000	120,000	0.0%	120,000	6,000	6,000	5%
3.5	—	6,000	114,000	120,000	120,000	114,000	0.0%	114,000	6,000	—	5%
4	—	—	115,000	120,000	120,000 (3)	115,000	0.0%	115,000	6,000	6,000	5%
5	—	—	110,000	120,000	127,200	121,900	9.8%	115,000	6,360	6,360	5%
6	—	—	140,000	140,000	140,000	140,000	0.0%	140,000	8,400	8,400	6% (4)
7	—	—	120,000	140,000	148,400	148,400	19.1%	140,000	8,904	8,904	6%
7.5	—	10,000	110,000	138,619	146,936 (5)	136,033	19.1%	129,803	8,816	—	6%
8	—	—	105,000	138,619	146,936	136,033	22.8%	129,803	7,347	7,347	5% (6)
9	—	—	116,000	138,619	155,253	143,733	19.3%	129,803	9,315	9,315	6%
(1)	For the Joint Benefit, the age is based on the younger covered spouse and the Lifetime Payment Percentage is 0.25% lower than shown.
(2)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(4)	Because the annual step-up increased the BB on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(5)	The $10,000 withdrawal is greater than the $8,904 RALP allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".
(6)	The Lifetime Payment Percentage does not include the 1% Income Bonus when the Benefit Determining Percentage is 20% or more.
Example — SecureSource 4 Plus Riders
(available for contract applications signed on or after May 1, 2017)
Assumptions:
•	You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional paymemts to the contract.
•	You are the sole owner and also the annuitant. You are age 61.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	Base Doubler	CB	BB	WAB	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percent
At Issue	$100,000	NA	$100,000	$200,000	$100,000	$100,000	$100,000	0.0%	$100,000	$ 5,000	$ 5,000	5% (1)
1	—	—	98,000	200,000	100,000	107,000	107,000	8.4%	100,000	5,350	5,350	5%
2	—	—	105,000	200,000	100,000	114,000	114,000	7.9%	105,000	5,700	5,700	5%
3	—	—	122,000	200,000	122,000 (2)	122,000	122,000	0.0%	122,000	6,100	6,100	5%
4	—	—	115,000	200,000	122,000	130,540	130,540	11.9%	122,000	7,832	7,832	6%
5	—	—	108,000	200,000	122,000	139,080	139,080	22.3%	122,000	6,954	6,954	5% (3)
6	—	—	133,000	200,000	122,000	147,620	147,620	9.9%	133,000	8,857	8,857	6%
7	—	—	135,000	200,000	122,000	156,160	156,160	13.6%	135,000	9,370	9,370	6%
8	—	—	142,000	200,000	122,000	164,700	164,700	13.8%	142,000	9,882	9,882	6%
9	—	—	136,000	200,000	122,000	173,240	173,240	21.5%	142,000	8,662	8,662	5%
10	—	—	147,000	200,000	122,000	181,780	181,780	19.1%	147,000	10,907	10,907	6%
11	—	—			122,000	190,320	190,320	17.5%	157,000	11,419	11,419	6%
12	—	—	163,000	—	122,000	200,000 (4)	200,000	18.5%	163,000	12,000	12,000	6%
12.5	—	12,000	161,000	—	122,000	200,000 (5)	200,000	19.5%	151,000	12,000	—	6%
13	—	—	152,000	—	122,000	200,000	200,000	24.0%	152,000	10,000	10,000	5%
(1)	For the Joint Benefit, the age is based on the younger covered spouse and the Lifetime Payment Percentage is 0.35% lower than shown.
(2)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)	The Lifetime Payment Percentage does not include the 1% Income Bonus when the Benefit Determining Percentage is 20% or more.

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(4)	The Base Doubler value was greater than the BB (after it was increased by the Annual Credit), the BB is increased to 200,000 and the Base Doubler changes to 0.
(5)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 13th Anniversary.

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Example — SecureSource 4 NY Riders
(available for contract applications signed on or after May 4, 2015 but prior to May 1, 2017)
Assumptions:
•	You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You are age 61.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	CB	BB	PBG	ALP	RALP	Lifetime Payment Percentage
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$100,000	$4,000	$4,000	4% (1)
1	—	—	98,000	100,000	106,000	100,000	4,240	4,240	4%
2	—	—	105,000	100,000	112,000	105,000	4,480	4,480	4%
3	—	—	120,000	120,000 (2)	120,000	120,000	4,800	4,800	4%
3.5	—	4,800	115,200	120,000	120,000	115,200	4,800	—	4%
4	—	—	113,000	120,000	120,000 (3)	115,200	4,800	4,800	4%
5	—	—	110,000	120,000	127,200	115,200	5,088	5,088	4%
6	—	—	140,000	140,000	140,000	140,000	7,000	7,000	5% (4)
7	—	—	120,000	140,000	148,400	140,000	7,420	7,420	5%
7.5	—	10,000	110,000	136,792	144,999 (5)	129,542	7,250	—	5%
8	—	—	105,000	136,792	144,999	129,542	7,250	7,250	5%
9	—	—	116,000	136,792	153,207	129,542	7,660	7,660	5%
(1)	For the Joint Benefit, the age is based on the younger covered spouse and the Lifetime Payment Percentage is 0.50% lower than shown.
(2)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(4)	Because the annual step-up increased the BB on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(5)	The $10,000 withdrawal is greater than the $7,420 RALP allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".

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Example — SecureSource 4 Plus NY Riders
(available for contract applications signed on or after May 4, 2015 but prior to May 1, 2017)
Assumptions:
•	You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You are age 61.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	Base Doubler	CB	BB	PBG	ALP	RALP	Lifetime Payment Percentage
At Issue	$100,000	NA	$100,000	$200,000	$100,000	$100,000	$100,000	$ 4,000	$ 4,000	4% (1)
1	—	—	98,000	200,000	100,000	107,000	100,000	4,280	4,280	4%
2	—	—	105,000	200,000	100,000	114,000	105,000	4,560	4,560	4%
3	—	—	122,000	200,000	122,000 (2)	122,000	122,000	4,880	4,880	4%
4	—	—	115,000	200,000	122,000	130,540	122,000	6,527	6,527	5%
5	—	—	108,000	200,000	122,000	139,080	122,000	6,954	6,954	5%
6	—	—	133,000	200,000	122,000	147,620	133,000	7,381	7,381	5%
7	—	—	135,000	200,000	122,000	156,160	135,000	7,808	7,808	5%
8	—	—	142,000	200,000	122,000	164,700	142,000	8,235	8,235	5%
9	—	—	136,000	200,000	122,000	173,240	142,000	8,662	8,662	5%
10	—	—	147,000	200,000	122,000	181,780	147,000	9,089	9,089	5%
11	—	—	157,000	200,000	122,000	190,320	157,000	9,516	9,516	5%
12	—	—	163,000	—	122,000	200,000 (3)	163,000	10,000	10,000	5%
12.5	—	10,000	161,000	—	122,000	200,000	153,000	10,000	—	5%
13	—	—	154,000	—	122,000	200,000 (4)	154,000	10,000	10,000	5%
(1)	For the Joint Benefit, the age is based on the younger covered spouse and the Lifetime Payment Percentage is 0.50% lower than shown.
(2)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)	The Base Doubler value was greater than the BB (after it was increased by the Annual Credit), the BB is increased to 200,000 and the Base Doubler changes to 0.
(4)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 13th Anniversary.
Example — Accumulation Protector Benefit
The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.
The example assumes:
•	You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000.
•	You make no additional purchase payments.
•	You do not exercise the elective step-up option.

End of Contract Year	Partial Surrender (beginning of year)	MCAV Adjustment for Partial Surrender	MCAV	Accumulation Benefit Amount	Hypothetical Assumed Contract Value
1	0	0	100,000	0	110,000
2	0	0	115,200	0	128,000
3	0	0	121,500	0	135,000
4	0	0	121,500	0	118,000
5	0	0	121,500	0	100,000
6	2,000	2,430	119,070	0	122,000
7	0	0	126,000	0	140,000
8	0	0	126,000	0	130,000
9	5,000	4,846	121,154	0	110,000
10	0	0	121,154	16,154	105,000

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Appendix E: SecureSource Series Riders Disclosure
(Offered for Contracts with Applications signed prior to May 1, 2017)
This appendix contains description of previously offered optional living benefit riders: SecureSource 4 NY, SecureSource 4 Plus NY and SecureSource 3 NY riders.
SecureSource Series Rider Terms
The following key terms are associated with the SecureSource 4 NY, SecureSource 4 Plus NY (offered on or after May 4, 2015 but prior to May 1, 2017) and SecureSource 3 NY riders:
Key Terms
Age Bands: Each Age Band is associated with a Lifetime Payment Percentage. In addition to your age, other factors determine when you move to a higher Age Band.
Annual Credit: an amount that can be added to the Benefit Base on rider anniversaries during a Credit Period, subject to limitations. The Annual Credit is 6% for SecureSource 4 NY and SecureSource 3 NY. (Exception: For Secure Source 3 NY, if the covered person (Joint Life: younger covered spouse) is issue age 55 or younger, the Annual Credit percentage is 5.9% in the 10th year of the Credit Period.) The Annual Credit is 7% for SecureSource 4 Plus NY. Investment performance and Excess Withdrawals may reduce or eliminate the benefit of any Annual Credits. Annual Credits increase the lifetime benefit but may result in higher rider charges that may exceed the benefit from the Annual Credits.
Annual Lifetime Payment (ALP, Lifetime Benefit): the Lifetime Benefit amount available each contract year. The annual withdrawal amount guaranteed by the rider can vary each contract year. The ALP is also referred to as the Lifetime Benefit throughout this prospectus.
Annual Step-Up: an increase in the Benefit Base and/or the Principal Back Guarantee, that is available on each rider anniversary if your contract value increases above guaranteed amounts, subject to certain conditions. If the Benefit Base increases due to an Annual Step-Up, a Credit Period will restart and if you are eligible for a higher Age Band, the Lifetime Payment Percentage can increase.
Benefit Base (BB): used to determine the Annual Lifetime Payment and the annual rider charge. The BB is separate from your contract value and cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Credit Base (CB): used to determine the Annual Credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.
Credit Period: starts on the rider effective date and will restart (1) on a rider anniversary whenever there is an increase of the Benefit Base due to an Annual Step-Up or (2) Joint Life only: on the following rider anniversary in the event of a step-up of the Benefit Base under the spousal continuation provision. The credit period is 10 years for SecureSource 3 NY. The credit period is 12 years for SecureSource 4 NY and SecureSource 4 Plus NY.
Excess Withdrawal: a withdrawal that is greater than the Remaining Annual Lifetime Payment.
Excess Withdrawal Processing: a reduction in benefits if an Excess Withdrawal is processed.
Lifetime Payment Percentage: used to calculate your Annual Lifetime Payment. The percentage used can vary as described in the Lifetime Payment Percentage provision below.
Principal Back Guarantee (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by Annual Step-Ups, as long as there is no Excess Withdrawal.
Remaining Annual Lifetime Payment (RALP): after the Annual Lifetime Payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year. As you take withdrawals during a contract year, the Remaining Annual Lifetime Payment is reduced by the amount of the withdrawal.
Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.
The following key terms only apply to SecureSource 4 Plus NY:
Base Doubler: is 200% of purchase payments received before the first contract anniversary plus 100% of any premiums received after that. It is used one-time to increase your Benefit Base if you do not take any withdrawals or decline a fee increase before the Base Doubler Date (unless the Benefit Base is already higher due to annual credits and annual step ups). The Base Doubler cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.

Base Doubler Date: at issue, it is the later of: (1) the 12th rider anniversary; or (2) the rider anniversary on or following the 70th birthday of the Covered Person (Joint Life:the younger Covered Spouse).
SecureSource 4 NY Rider
(Not available for RAVA 5 Access contract applications signed on or after Nov. 16, 2015)
The SecureSource 4 NY rider is an optional benefit that you can elect at time of application for an additional charge. The SecureSource 4 NY rider may not be purchased with the optional SecureSource 4 Plus NY rider or Accumulation Protector Benefit rider. This benefit is intended to provide to you, after the Lifetime Benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Lifetime payments will be made by us in the event your contract value is depleted. If you die before the contract value is depleted, you will not receive any monetary value from the rider. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains.
The SecureSource 4 NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.The SecureSource 4 NY rider may be not appropriate for you if:
•	you anticipate the need for early or Excess Withdrawals; or
•	you want to invest in funds other than the Portfolio Stabilizer fund(s).
The SecureSource 4 NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Lifetime Benefit amount each contract year after the Lifetime Benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision.
As long as your total withdrawals during the current contract year do not exceed the Lifetime Benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Lifetime Benefit amount can be increased if an Annual Credit is available or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Lifetime Benefit is available.
For important considerations whether a SecureSource 4 NY rider is appropriate for you, see “Optional Living Benefits –Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 4 NY riders available under your contract:
•	SecureSource 4 NY – Single Life
•	SecureSource 4 NY – Joint Life
The information in this section applies to both SecureSource 4 NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.
The SecureSource 4 NY — Single Life rider covers one person who is named at contract issue. For contract applications signed on or after May 1, 2016, joint ownership and joint annuitants are not allowed for SecureSource 4 NY — Single Life rider.
The SecureSource 4 NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 NY — Single Life rider or the SecureSource 4 NY — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource 4 NY rider is an optional benefit that you may select for an additional annual charge if:
•	Your contract application is signed on or after May 4, 2015, but prior to May 1, 2017;
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
The SecureSource 4 NY riders are not available under an inherited qualified annuity.
The SecureSource 4 NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•	If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 4 NY rider, see “SecureSource Series Rider Terms” section above.
Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine the Annual Lifetime Payment, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is established on the rider effective date and cannot be changed. The covered person is the oldest contract owner on the rider effective date. If any owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the spouse of the annuitant as named on the application. After death or dissolution of marriage, the remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the Covered Person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•	The rider effective date if the younger covered spouse has already reached age 50.
•	The date the younger covered spouse’s attained age equals age 50.
•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.

The Lifetime Payment Percentage is listed in the table below:
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.0%	2.5%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
75-79	5.5%	5.0%
80+	6.0%	5.5%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).
•	On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken since the ALP was established, then the Lifetime Payment Percentage will not change on subsequent birthdays.)
•	Upon Annual Step-Ups (see “Annual Step-ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Determination of Adjustments of Benefit Values: Your Lifetime Benefit values are determined at the following times and are subject to a maximum amount of $10 million each:
1.	At rider effective date
The CB, BB and PBG are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The BB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
The BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)	If the ALP is not established, Excess Withdrawal Processing will occur as follows.
The BB and CB will be reduced by the same proportion that the contract value will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the CB or BB (as applicable) on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
The PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” substituting the PBG for the CB or BB.
(B)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.

(C)	If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the Excess Withdrawal Processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 6% for the first rider anniversary.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 6% Annual Credit percentage.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 12th rider anniversary.
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any Annual Credit is added. If an Annual Step-Up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if greater. The BB (after any Annual Credit is added) will be increased to the contract value, if the contract value is greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Annual Lifetime Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.

•	RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 NY — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider. After the death of the last covered spouse, the rider will terminate.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The current ALP is fixed for as long as payments are made.
•	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, the rider and the contract will terminate.
•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, the rider and the contract will terminate.
At Death:
Single Life: If the contract is jointly owned and any owner dies when the contract value is greater than zero, the Lifetime Benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the Lifetime Benefit. If spousal continuation is not available or if someone other than a covered spouse continues the contract, the rider terminates. The Lifetime Benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the Principal Back Guarantee available under this rider if the PBG is greater than zero, or

•	continue the contract under the spousal continuation option.
•	For single and joint life, if the beneficiary elects the Principal Back Guarantee under this rider, the following will occur:
1.	If the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.
2.	If the ALP is not established, the BB on the date of death multiplied by the Lifetime Payment Percentage used for the youngest age of the covered spouses in the first Age Band will be paid annually until total payments to the beneficiary are equal to the PBG.
•	In either of the above cases:
•	The Lifetime Payment Percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the covered spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the covered spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 4 NY rider. Under the rider’s payout option, the minimum amount payable shown in Table B in the contract, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract.
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource 4 NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: after the death of the Covered Person, the rider will terminate.
•	Joint Life: after the death of the last covered spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 NY riders charge”).
•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.
SecureSource 4 Plus NY Rider
(Not available for RAVA 5 Access contract applications signed on or after Nov. 16, 2015)
The SecureSource 4 Plus NY rider is an optional benefit that you can elect at time of application for an additional charge. The SecureSource 4 Plus NY rider may not be purchased with the optional SecureSource 4 NY rider or Accumulation Protector Benefit rider. This benefit is intended to provide to you, after the Lifetime Benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Lifetime payments will be made by us in the event your contract value is depleted. If you die before the contract value is depleted, you will not receive any monetary value from the rider. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains. This rider also provides a guaranteed benefit base amount, provided no withdrawals are taken and the rider does not terminate before a specified date. (see Base Doubler below)
The SecureSource 4 Plus NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 4 Plus NY rider may be not appropriate for you if:
•	you anticipate the need for early or Excess Withdrawals; or
•	you want to invest in funds other than the Portfolio Stabilizer fund(s).
The SecureSource 4 Plus NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Lifetime Benefit amount each contract year. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision.
As long as your total withdrawals during the current contract year do not exceed the Lifetime Benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Lifetime Benefit amount can be increased if an Annual Credit is available, a Base Doubler is applied, or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Lifetime Benefit is available.
For important considerations whether a SecureSource 4 Plus NY rider is appropriate for you, see “Optional Living Benefits –Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 4 Plus NY riders available under your contract:
•	SecureSource 4 Plus NY – Single Life
•	SecureSource 4 Plus NY – Joint Life
The information in this section applies to both SecureSource 4 Plus NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.
The SecureSource 4 Plus NY — Single Life rider covers one person who is named at contract issue. For contract applications signed on or after May 1, 2016, joint ownership and joint annuitants are not allowed for SecureSource 4 Plus NY — Single Life rider.
The SecureSource 4 Plus NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 Plus NY — Single Life rider or the SecureSource 4 Plus NY — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 4 Plus NY rider is an optional benefit that you may select for an additional annual charge if:
•	Your contract application is signed on or after May 4, 2015, but prior to May 1, 2017;
•	Single Life: covered person must be at least age 58 but not older than 85 on the date the contract is issued; or
•	Joint Life: covered spouses must be at least age 58 but not older than 85 on the date the contract is issued.
The SecureSource 4 Plus NY riders are not available under an inherited qualified annuity.

The SecureSource 4 Plus NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below). If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 4 Plus NY rider, see “SecureSource Series Rider Terms” section above.
Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine the Annual Lifetime Payment, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is established on the rider effective date and cannot be changed. The covered person is the oldest contract owner on the rider effective date. If any owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the spouse of the annuitant. After death or dissolution of marriage, the remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year. The ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
The ALP is established on the rider effective date.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The Lifetime Payment Percentage is listed in the table below:
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
58	3.0%	2.5%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
75-79	5.5%	5.0%
80+	6.0%	5.5%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint Life: younger covered spouse’s attained age).
•	On the covered person’s subsequent birthdays (Joint Life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint Life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken, then the Lifetime Payment Percentage will not change on subsequent birthdays.)
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage, if no withdrawal has been taken and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.

Determination of Adjustments of Benefit Values: Your Lifetime Benefit values are determined at the following times and are subject to a maximum amount of $10 million each:
1.	At rider effective date
The CB, BB and PBG are set equal to the initial purchase payment.
The Base Doubler is set equal to the initial purchase payment multiplied by the applicable Base Doubler Percentage, as shown in the table below.
Purchase Payments	Base Doubler Percentage
Payments received before the first rider anniversary	200%
Payments received thereafter	100%
2.	When an additional purchase payment is made
The BB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
If the Base Doubler is greater than zero, the Base Doubler will be increased by the amount of each additional purchase payment multiplied by the applicable Base Doubler Percentage as shown in the table above.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
If a withdrawal is taken before the Base Doubler Date, the Base Doubler is permanently set to zero.
The BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)	If the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.
(B)	If the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the Excess Withdrawal Processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary if the initial Credit Period starts on the rider effective date
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 7% for the first rider anniversary.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 7% Annual Credit percentage.

The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 12th rider anniversary.
•	Base Doubler: If you did not take any withdrawals since the rider effective date and you did not decline an increase to the Annual Rider Fee on the Base Doubler Date, the BB (after any Annual Credit is added) will be increased to the Base Doubler if greater. The Base Doubler will be permanently set to zero on the Base Doubler Date (after any adjustment to the BB). It is important to remember that the 200 % Base Doubler percentage only applies to purchase payments received in the first year. After the first year, 100% of purchase payments will be added to the Base Doubler rather than 200%.
The Base Doubler Date may also be reset if there is a spousal continuation. See the Spouse’s Option to continue contract provision. In the event of remarriage of the covered spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the 12th rider anniversary or the rider anniversary on or following the 70th birthday of the younger covered spouse.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any Annual Credit is added. If an Annual Step-Up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if greater. The BB (after any Annual Credit is added or base Doubler is applied) will be increased to the contract value, if greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. Any withdrawals (including RMDs) before the Base Doubler Date will permanently set the Base Doubler to zero.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 Plus NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 Plus NY — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider. After the death of the last covered spouse, the rider will terminate.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective. If the Base Doubler is greater than zero, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the 70th birthday of the remaining covered spouse; (2) the 12th rider anniversary; or (3) the next rider anniversary.

Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB and Base Doubler, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits and no Base Doubler will be applied. Also, the following will occur:
•	If the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The current ALP is fixed for as long as payments are made.
•	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, the rider and the contract will terminate.
At Death:
Single Life: If the contract is jointly owned and any owner dies when the contract value is greater than zero, the Lifetime Benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the Lifetime Benefit. If spousal continuation is not available or if someone other than a covered spouse continues the contract, the rider terminates. The Lifetime Benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the Principal Back Guarantee available under this rider if the PBG is greater than zero, or
•	continue the contract under the spousal continuation option.
For single and joint life, if the beneficiary elects the Principal Back Guarantee under this rider, the following will occur:
•	The ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.
•	After the date of death, if the CB and Base Doubler are greater than zero, the CB and Base Doubler will be permanently reset to zero, and there will be no additional Annual Credits or Annual Step-Ups and no Base Doubler will be applied.
•	The Lifetime Payment Percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the covered spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the covered spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 4 Plus NY rider. Under the rider’s payout option, the minimum amount payable shown in Table B in the contract, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract.
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource 4 Plus NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: after the death of the Covered Person, the rider will terminate.
•	Joint Life: after the death of the last covered spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract..
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 Plus NY rider charge”).
•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.
SecureSource 3 NY Rider
(Not available for contract applications signed on or after May 4, 2015)
The SecureSource 3 NY rider is an optional benefit that you can elect at time of application for an additional charge. The SecureSource 3 NY rider may not be purchased with the optional Accumulation Protector Benefit rider. This benefit is intended to provide to you, after the Lifetime Benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Lifetime payments will be made by us in the event your contract value is depleted. If you die before the contract value is depleted, you will not receive any monetary value from the rider. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains.
The SecureSource 3 NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 3 NY rider may be not appropriate for you if:
•	you anticipate the need for early or Excess Withdrawals; or
•	you want to invest in funds other than those offered under the Portfolio Stabilizer fund(s).
The SecureSource 3 NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Lifetime Benefit amount each contract year after the Lifetime Benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision.
As long as your total withdrawals during the current contract year do not exceed the Lifetime Benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.

Subject to conditions and limitations, the Lifetime Benefit amount can be increased if an Annual Credit is available or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Lifetime Benefit is available.
For important considerations whether a SecureSource 3 NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
AVAILABILITY
There are two SecureSource 3 NY riders available under your contract:
•	SecureSource 3 NY – Single Life
•	SecureSource 3 NY – Joint Life
The information in this section applies to both SecureSource 3 NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.
The SecureSource 3 NY — Single Life rider covers one person who is named at contract issue. The SecureSource 3 NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 3 NY — Single Life rider or the SecureSource 3 NY — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 3 NY rider is an optional benefit that you may select for an additional annual charge if:
• Y	our contract application is signed prior to May 4, 2015;
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
The SecureSource 3 NY riders are not available under an inherited qualified annuity.
The SecureSource 3 NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•	If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 3 NY rider, see “SecureSource Series Rider Terms” section above.
Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is established on the rider effective date and cannot be changed. The covered person is the oldest contract owner on the rider effective date. If any owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. After death or dissolution of marriage, the remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the Covered Person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.

Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•	The rider effective date if the younger covered spouse has already reached age 50.
•	The date the younger covered spouse’s attained age equals age 50.
•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The Lifetime Payment Percentage is listed in the table below:
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3%	2.5%
59-64	4%	3.5%
65-79	5%	4.5%
80+	6%	5.5%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).
•	On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken since the ALP was established, then the Lifetime Payment Percentage will not change on subsequent birthdays.)
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Determination of Adjustments of Benefit Values: Your Lifetime Benefit values are determined at the following times and are subject to a maximum amount of $10 million each:
1.	At rider effective date
The CB, BB and PBG are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The BB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
The BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)	If the ALP is not established, Excess Withdrawal Processing will occur as follows.

The BB and CB will be reduced by the same proportion that the contract value will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the CB or BB (as applicable) on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
The PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” substituting the PBG for the CB or BB.
(B)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.
(C)	If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the Excess Withdrawal Processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 6% for the first rider anniversary.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 6% Annual Credit percentage. If the covered person (Joint Life: younger covered spouse) is issue age 55 or younger, the Annual Credit percentage is 5.9% in the 10th year of the Credit Period.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 10th rider anniversary.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any Annual Credit is added. If an Annual Step-Up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if greater. The BB (after any Annual Credit is added) will be increased to the contract value, if greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age

(Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Annual Lifetime Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 3 NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 3 NY — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•	If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
–	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
–	We will no longer accept additional purchase payments.
–	No more charges will be collected for the rider.
–	The current ALP is fixed for as long as payments are made.
–	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
–	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.
•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.

At Death:
Single Life: If the contract is jointly owned and any owner dies when the contract value is greater than zero, the Lifetime Benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the Lifetime Benefit. If spousal continuation is not available or if someone other than a covered spouse continues the contract, the rider terminates. The Lifetime Benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the Principal Back Guarantee available under this rider if the PBG is greater than zero, or
•	continue the contract under the spousal continuation option.
•	For single and joint life, if the beneficiary elects the Principal Back Guarantee under this rider, the following will occur:
1.	If the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.
2.	If the ALP is not established, the BB on the date of death multiplied by the Lifetime Payment Percentage used for the youngest age of the covered spouses in the first Age Band will be paid annually until total payments to the beneficiary are equal to the PBG.
•	In either of the above cases:
•	The Lifetime Payment Percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the covered spouses can be owners at rider issue. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 3 NY rider. Under the rider’s payout option, the minimum amount payable shown in Table B, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource 3 NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: after the death of the Covered Person, the rider will terminate.
•	Joint Life: after the death of the last covered spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 3 NY rider charge”).
•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.

For an example, see Appendix D.

Appendix F: Additional Required Minimum Distribution (RMD) Disclosure
This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource series rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days’ written notice to you.
For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:
(1)	Each calendar year, if your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the ALP.
•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of ALP.
•	The LABA will be reduced by the total of the amount that each withdrawal in the current calendar year exceeds the RALP at the time of each withdrawal, but shall not be reduced to less than zero.
•	Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.
•	Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.
•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource series rider.
The ALERMDA is:
(1)	determined by us each calendar year;
(2)	based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;
(3)	based on the value of this contract alone on the date it is determined;
(4)	based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
(5)	based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder as applicable on the effective date of this prospectus, to:
1.	IRAs under Section 408(b) of the Code;
2.	Roth IRAs under Section 408A of the Code;
3.	SIMPLE IRAs under Section 408(p) of the Code;
4.	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;
5.	Custodial and investment only plans under section 401(a) of the Code;
6.	TSAs under Section 403(b) of the Code.
In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource series rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RALP amount and may result in the reduction of your ALP as described under the excess withdrawal provision of the rider.
In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.
Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource series rider.

122    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Appendix G: Condensed Financial Information (Unaudited)
The following tables give per-unit information about the financial history of each subaccount representing the lowest and highest total annual variable account expense combinations for each contract. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2016. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.
Variable account charges of 0.95% of the daily net assets of the variable account.
Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.10	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.08	$1.10	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	26	23	—	—	—	—	—	—	—

AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$2.24	$2.04	$1.81	$1.33	$1.16	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.27	$2.24	$2.04	$1.81	$1.33	$1.16	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	75	29	8	8	8	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.73	$1.18	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.73	$1.18	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	774	398	327	35	—	—	—	—	—	—

American Century VP Value, Class II (8/13/2001)
Accumulation unit value at beginning of period	$2.23	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57
Accumulation unit value at end of period	$2.65	$2.23	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	1,716	1,888	2,054	2,081	2,288	2,765	3,380	3,565	4,138	6,071

BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.18	$1.17	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.15	$1.18	$1.17	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	638	888	670	604	119	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.59	$1.58	$1.45	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09
Accumulation unit value at end of period	$1.68	$1.59	$1.58	$1.45	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,507	1,172	714	748	806	952	1,174	1,503	1,256	2,079

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.72	$0.93	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.61	$0.54	$0.72	$0.93	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	17	83	2	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.38	$1.36	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.38	$1.36	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	300	206	112	31	—	—	—	—	—	—

Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.13	$2.13	$1.87	$1.42	$1.26	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.27	$2.13	$2.13	$1.87	$1.42	$1.26	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	100	92	76	6	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.92	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$0.92	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.75	$1.61	$1.28	$1.14	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.89	$1.68	$1.75	$1.61	$1.28	$1.14	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	308	257	200	115	15	11	8	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.90	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.89	$0.91	$0.90	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	190	117	146	65	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$1.07	$1.10	$1.14	$0.95	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	$1.07	$1.10	$1.14	$0.95	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	374	264	343	215	121	113	28	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    123

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$1.03	$1.04	$1.13	$1.08	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.96	$1.03	$1.04	$1.13	$1.08	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	100	94	95	115	188	210	47	—	—	—

Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,674	3,446	681	154	71	53	2	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.39	$1.36	$1.29	$1.13	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.50	$1.36	$1.39	$1.36	$1.29	$1.13	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	246	210	323	227	195	88	7	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.37	$1.33	$1.28	$1.13	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.47	$1.34	$1.37	$1.33	$1.28	$1.13	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	412	937	1,032	1,051	112	151	64	—	—	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.10	$1.14	$1.07	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.14	$1.15	$1.10	$1.14	$1.07	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	337	300	183	229	245	200	78	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.15	$2.00	$1.77	$1.38	$1.16	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.16	$2.15	$2.00	$1.77	$1.38	$1.16	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	115	103	39	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.55	$1.55	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00
Accumulation unit value at end of period	$1.71	$1.55	$1.55	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,026	2,192	2,191	1,912	2,325	2,437	3,157	4,108	4,734	5,995

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.08	$1.07	$1.02	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.03	$1.07	$1.08	$1.07	$1.02	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	741	532	804	172	90	47	4	—	—	—

Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.99	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	$0.99	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	372	281	218	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.02	$1.04	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,776	6,274	2,793	1,545	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.08	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.05	$1.08	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26,125	18,730	13,568	3,888	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.11	$1.16	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	147,274	113,712	69,461	26,594	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.16	$1.20	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	287,326	247,127	193,714	130,609	51,139	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.62	$1.52	$1.17	$1.07	$1.27	$1.00	—	—	—
Accumulation unit value at end of period	$1.70	$1.69	$1.62	$1.52	$1.17	$1.07	$1.27	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	54	42	14	14	13	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$2.03	$1.83	$1.34	$1.14	$1.26	$1.00	—	—	—
Accumulation unit value at end of period	$2.15	$1.91	$2.03	$1.83	$1.34	$1.14	$1.26	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	130	127	126	24	24	23	9	—	—	—

124    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.46	$1.20	$1.03	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.37	$1.32	$1.46	$1.20	$1.03	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	220	101	71	79	112	109	29	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$2.06	$1.87	$1.37	$1.17	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$2.29	$1.93	$2.06	$1.87	$1.37	$1.17	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	33	26	9	9	9	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.98	$2.07	$1.97	$1.34	$1.15	$1.27	$1.00	—	—	—
Accumulation unit value at end of period	$2.23	$1.98	$2.07	$1.97	$1.34	$1.15	$1.27	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	52	56	32	27	29	16	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.04	$1.07	$1.04	$1.05	$0.95	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.04	$1.07	$1.04	$1.05	$0.95	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	429	233	239	280	240	130	—	—	—	—

Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.96	$1.92	$1.44	$1.21	$1.29	$1.00	—	—	—
Accumulation unit value at end of period	$2.11	$1.81	$1.96	$1.92	$1.44	$1.21	$1.29	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	130	103	55	55	62	38	—	—	—

Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	158	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,392	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,553	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.02	$0.98	$1.01	$1.00	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$1.03	$1.02	$0.98	$1.01	$1.00	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	221	190	145	175	182	143	17	—	—	—

Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.02	$1.00	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.94	$1.02	$1.00	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	138	201	223	159	65	—	—	—	—	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.67	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03
Accumulation unit value at end of period	$1.78	$1.67	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3,087	3,485	3,674	3,368	3,683	4,126	5,421	7,800	12,130	8,730

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$3.39	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04
Accumulation unit value at end of period	$3.76	$3.39	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33
Number of accumulation units outstanding at end of period (000 omitted)	1,368	1,652	1,854	2,084	2,380	3,168	4,193	6,204	8,401	9,748

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.98	$1.01	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	779	556	443	549	—	—	—	—	—	—

Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.11	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	$1.11	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	655	636	616	218	—	—	—	—	—	—

Franklin Mutual Shares VIP Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.85	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50
Accumulation unit value at end of period	$2.13	$1.85	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	1,319	1,314	1,426	1,539	1,632	2,219	2,972	3,424	3,761	4,875

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    125

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Franklin Small Cap Value VIP Fund – Class 2 (9/29/2000)
Accumulation unit value at beginning of period	$3.16	$3.45	$3.46	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20
Accumulation unit value at end of period	$4.08	$3.16	$3.45	$3.46	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13
Number of accumulation units outstanding at end of period (000 omitted)	531	585	695	703	764	1,038	1,294	1,730	2,095	3,284

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.91	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	26	18	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.03	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.97	$1.03	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	223	75	57	68	—	—	—	—	—	—

Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.13	$1.20	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.02	$1.13	$1.20	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	156	201	201	133	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.02	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.01	$1.02	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	320	327	195	116	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.21	$1.18	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.17	$1.21	$1.18	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	16	4	1	—	—	—	—	—	—

Janus Aspen Series Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.58	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00
Accumulation unit value at end of period	$1.57	$1.58	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	293	401	391	505	720	880	1,036	9,604	7,662	4,056

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.14	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	150	90	91	3	—	—	—	—	—	—

MFS ® Utilities Series – Service Class (8/13/2001)
Accumulation unit value at beginning of period	$2.69	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76
Accumulation unit value at end of period	$2.96	$2.69	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22
Number of accumulation units outstanding at end of period (000 omitted)	550	614	809	811	1,076	1,433	1,697	1,909	2,107	2,729

Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.63	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99
Accumulation unit value at end of period	$1.47	$1.63	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	239	243	250	300	402	557	566	605	622	495

Neuberger Berman AMT Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.98	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	7	9	17	13	8	1	—	—	—

Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.93	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.93	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	38	5	—	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.96	$1.91	$1.89	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41
Accumulation unit value at end of period	$1.94	$1.96	$1.91	$1.89	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	771	849	922	1,037	1,281	1,403	1,548	1,583	1,652	2,077

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.46	$1.51	$1.49	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10
Accumulation unit value at end of period	$1.54	$1.46	$1.51	$1.49	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2,255	2,903	3,613	5,073	5,873	7,125	9,149	18,400	19,714	18,443

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.07	$2.22	$2.01	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29
Accumulation unit value at end of period	$2.41	$2.07	$2.22	$2.01	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	537	531	477	390	423	470	646	732	760	1,153

126    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.27	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04
Accumulation unit value at end of period	$1.43	$1.27	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,116	1,351	1,702	2,309	3,659	3,457	3,057	7,370	8,193	5,022

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	$0.97	$0.94	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	47	47	69	24	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.99	$1.00	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	220	272	239	187	—	—	—	—	—	—

Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.99	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.94	$0.99	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	612	544	482	264	—	—	—	—	—	—

VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.54	$0.71	$0.77	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.79	$0.54	$0.71	$0.77	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	76	46	9	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.56	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,892	7,080	6,981	6,752	5,624	4,473	976	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.12	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.10	$1.12	$1.06	$1.10	$1.06	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	126	88	97	98	139	84	10	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.11	$1.12	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	82	107	55	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	269	215	153	155	137	104	14	—	—	—

Variable Portfolio – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.59	$1.41	$1.38	$1.07	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.61	$1.55	$1.59	$1.41	$1.38	$1.07	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	187	159	142	92	80	76	23	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.43	$1.50	$1.24	$1.03	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.37	$1.39	$1.43	$1.50	$1.24	$1.03	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	233	179	130	87	75	81	39	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,036	5,213	6,461	7,716	11,338	9,044	2,797	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	285	210	163	71	68	67	39	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.15	$1.15	$1.12	$1.06	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.12	$1.15	$1.15	$1.12	$1.06	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	650	611	390	218	186	185	21	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.89	$1.75	$1.38	$1.20	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.86	$1.81	$1.89	$1.75	$1.38	$1.20	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	173	147	113	54	44	37	13	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    127

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.99	$1.04	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	167	65	23	9	—	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.09	$1.91	$1.72	$1.34	$1.19	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.18	$2.09	$1.91	$1.72	$1.34	$1.19	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	34	37	30	29	27	8	—	—	—

Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.11	$2.01	$1.84	$1.37	$1.22	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$2.03	$2.11	$2.01	$1.84	$1.37	$1.22	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	17	14	20	8	8	2	—	—	—

Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.71	$1.55	$1.22	$1.11	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.84	$1.70	$1.71	$1.55	$1.22	$1.11	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	64	53	54	53	54	6	—	—	—

Variable Portfolio – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.92	$1.76	$1.31	$1.14	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$2.12	$1.88	$1.92	$1.76	$1.31	$1.14	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	282	196	109	58	59	60	30	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92,098	94,951	93,380	93,636	91,080	71,003	23,480	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37,459	37,970	35,428	36,965	35,294	32,460	7,790	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.27	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.27	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,349	21,397	23,307	27,235	28,147	23,560	7,958	—	—	—

Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.82	$1.72	$1.32	$1.20	$1.24	$1.00	—	—	—
Accumulation unit value at end of period	$1.96	$1.92	$1.82	$1.72	$1.32	$1.20	$1.24	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	73	82	80	80	77	34	—	—	—

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.97	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.97	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	9	5	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.

Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.42	$1.44	$1.22	$1.07	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.37	$1.42	$1.44	$1.22	$1.07	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	665	611	197	31	24	33	13	—	—	—

Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.11	$1.06	$1.10	$1.06	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	187	116	98	80	52	29	15	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.91	$1.93	$1.40	$1.27	$1.29	$1.00	—	—	—
Accumulation unit value at end of period	$1.88	$1.79	$1.91	$1.93	$1.40	$1.27	$1.29	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	66	52	30	25	19	4	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.76	$1.74	$1.31	$1.16	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$1.96	$1.58	$1.76	$1.74	$1.31	$1.16	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78	58	54	20	19	12	1	—	—	—

128    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.34	$1.45	$1.21	$1.01	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.31	$1.34	$1.45	$1.21	$1.01	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	192	184	135	30	10	10	2	—	—	—

Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.86	$1.71	$1.35	$1.20	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.90	$1.69	$1.86	$1.71	$1.35	$1.20	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	215	162	284	162	122	94	6	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.02	$1.06	$1.04	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$1.05	$1.06	$1.02	$1.06	$1.04	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	132	54	46	37	17	1	—	—	—

Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.96	$1.77	$1.32	$1.14	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$2.32	$1.95	$1.96	$1.77	$1.32	$1.14	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	58	50	51	44	45	13	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.01	$1.02	$1.02	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.01	$1.01	$1.02	$1.02	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	969	748	345	83	109	97	16	—	—	—

Wells Fargo VT Opportunity Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.20	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35
Accumulation unit value at end of period	$2.45	$2.20	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	299	370	452	600	724	965	677	792	896	1,001

Wells Fargo VT Small Cap Growth Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.04	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17
Accumulation unit value at end of period	$2.18	$2.04	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	282	302	350	373	519	683	1,016	1,258	1,243	1,559

Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.99	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.92	$0.99	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	119	125	172	33	—	—	—	—	—	—
Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.09	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.06	$1.09	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—	—	—	—	—	—	—

AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.00	$1.83	$1.63	$1.21	$1.06	$1.11	$1.02	$0.76	$1.28	$1.14
Accumulation unit value at end of period	$2.02	$2.00	$1.83	$1.63	$1.21	$1.06	$1.11	$1.02	$0.76	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	13	7	—	—	—	—	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.72	$1.17	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.72	$1.17	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	25	26	14	—	—	—	—	—	—

American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.58	$1.67	$1.50	$1.16	$1.02	$1.03	$0.92	$0.78	$1.09	$1.16
Accumulation unit value at end of period	$1.87	$1.58	$1.67	$1.50	$1.16	$1.02	$1.03	$0.92	$0.78	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	11	11	43	49	57	19	21	14	18	30

BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.16	$1.16	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.13	$1.16	$1.16	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	6	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.55	$1.55	$1.43	$1.19	$1.06	$1.05	$0.95	$0.77	$1.12	$1.12
Accumulation unit value at end of period	$1.63	$1.55	$1.55	$1.43	$1.19	$1.06	$1.05	$0.95	$0.77	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	232	234	73	69	30	19	21	34	14	51

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    129

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.71	$0.92	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.59	$0.54	$0.71	$0.92	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.34	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.36	$1.34	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	24	19	—	—	—	—	—	—	—

Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.07	$2.09	$1.84	$1.40	$1.25	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$2.20	$2.07	$2.09	$1.84	$1.40	$1.25	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.94	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.86	$0.89	$0.91	$0.94	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.71	$1.58	$1.26	$1.13	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.83	$1.63	$1.71	$1.58	$1.26	$1.13	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.90	$0.90	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.88	$0.90	$0.90	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.04	$1.08	$1.12	$0.95	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.93	$1.04	$1.08	$1.12	$0.95	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	25	25	—	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.01	$1.02	$1.12	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.93	$1.01	$1.02	$1.12	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.92	$0.94	$0.95	$0.96	$0.98	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.92	$0.94	$0.95	$0.96	$0.98	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	41	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.36	$1.33	$1.28	$1.12	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.32	$1.36	$1.33	$1.28	$1.12	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	8	8	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.34	$1.31	$1.26	$1.12	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.42	$1.30	$1.34	$1.31	$1.26	$1.12	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	26	27	37	—	—	—	—	—	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.08	$1.13	$1.06	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.11	$1.12	$1.08	$1.13	$1.06	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.10	$1.95	$1.74	$1.36	$1.15	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.09	$2.10	$1.95	$1.74	$1.36	$1.15	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.69	$1.70	$1.53	$1.18	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14
Accumulation unit value at end of period	$1.86	$1.69	$1.70	$1.53	$1.18	$1.03	$1.03	$0.91	$0.73	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	40	47	19	11	2	1	1	6	1	21

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	1	—	—	—	—	—

130    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.97	$0.98	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.04	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.01	$1.04	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	562	507	320	225	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.07	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.04	$1.07	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	471	348	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.15	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.10	$1.15	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	893	909	873	398	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.18	$1.15	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.14	$1.18	$1.15	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,309	1,461	1,264	832	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.58	$1.50	$1.16	$1.06	$1.27	$1.00	—	—	—
Accumulation unit value at end of period	$1.65	$1.64	$1.58	$1.50	$1.16	$1.06	$1.27	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.98	$1.80	$1.32	$1.14	$1.26	$1.00	—	—	—
Accumulation unit value at end of period	$2.08	$1.86	$1.98	$1.80	$1.32	$1.14	$1.26	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	—	—	—	—	—

Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.29	$1.43	$1.19	$1.03	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.33	$1.29	$1.43	$1.19	$1.03	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$2.01	$1.84	$1.35	$1.16	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$2.22	$1.88	$2.01	$1.84	$1.35	$1.16	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	16	16	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$2.02	$1.94	$1.33	$1.14	$1.27	$1.00	—	—	—
Accumulation unit value at end of period	$2.16	$1.93	$2.02	$1.94	$1.33	$1.14	$1.27	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.01	$1.05	$1.03	$1.04	$0.94	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.01	$1.05	$1.03	$1.04	$0.94	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	1	—	—	—	—	—

Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.91	$1.89	$1.42	$1.21	$1.29	$1.00	—	—	—
Accumulation unit value at end of period	$2.04	$1.76	$1.91	$1.89	$1.42	$1.21	$1.29	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	405	—	—	—	—	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    131

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.01	$0.99	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.93	$1.01	$0.99	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—	—	—	—	—	—	—	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.74	$1.59	$1.23	$1.07	$1.12	$0.97	$0.73	$1.29	$1.11
Accumulation unit value at end of period	$1.83	$1.73	$1.74	$1.59	$1.23	$1.07	$1.12	$0.97	$0.73	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	47	67	69	60	43	59	59	126	349	300

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.78	$1.83	$1.75	$1.31	$1.16	$1.32	$1.04	$0.76	$1.27	$1.12
Accumulation unit value at end of period	$1.96	$1.78	$1.83	$1.75	$1.31	$1.16	$1.32	$1.04	$0.76	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	30	31	46	34	38	73	80	195	322	117

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.96	$1.00	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	37	13	3	—	—	—	—	—	—

Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.10	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.01	$1.10	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	61	65	30	—	—	—	—	—	—

Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.43	$1.36	$1.07	$0.95	$0.98	$0.89	$0.72	$1.16	$1.14
Accumulation unit value at end of period	$1.53	$1.34	$1.43	$1.36	$1.07	$0.95	$0.98	$0.89	$0.72	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	19	36	38	26	20	38	43	50	71	85

Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.57	$1.71	$1.73	$1.29	$1.10	$1.16	$0.92	$0.72	$1.10	$1.14
Accumulation unit value at end of period	$2.01	$1.57	$1.71	$1.73	$1.29	$1.10	$1.16	$0.92	$0.72	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	18	22	56	44	57	17	23	30	37	23

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.90	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.02	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$0.96	$1.02	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.12	$1.20	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.01	$1.12	$1.20	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	25	25	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.01	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.01	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.19	$1.17	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.14	$1.19	$1.17	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	$1.00
Accumulation unit value at end of period	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	2	74	76	574	502	276

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.13	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.11	$1.13	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

132    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
MFS ® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$1.76	$2.09	$1.89	$1.59	$1.43	$1.36	$1.22	$0.93	$1.51	$1.20
Accumulation unit value at end of period	$1.93	$1.76	$2.09	$1.89	$1.59	$1.43	$1.36	$1.22	$0.93	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	30	49	46	42	15	37	45	48	57	28

Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.81	$1.95	$1.94	$1.43	$1.34	$1.46	$1.12	$0.72	$1.38	$1.14
Accumulation unit value at end of period	$1.62	$1.81	$1.95	$1.94	$1.43	$1.34	$1.46	$1.12	$0.72	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	—	—	8	8	—	1	1	2	2	5

Neuberger Berman AMT Socially Responsive Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.77	$1.63	$1.20	$1.10	$1.16	$0.95	$0.74	$1.24	$1.17
Accumulation unit value at end of period	$1.87	$1.73	$1.77	$1.63	$1.20	$1.10	$1.16	$0.95	$0.74	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.57	$1.54	$1.53	$1.22	$1.02	$1.13	$1.00	$0.72	$1.23	$1.18
Accumulation unit value at end of period	$1.54	$1.57	$1.54	$1.53	$1.22	$1.02	$1.13	$1.00	$0.72	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	19	24	19	1	4	30	32	41	48	16

Oppenheimer Global Strategic Income Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.40	$1.38	$1.41	$1.26	$1.27	$1.12	$0.96	$1.14	$1.06
Accumulation unit value at end of period	$1.41	$1.34	$1.40	$1.38	$1.41	$1.26	$1.27	$1.12	$0.96	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	63	90	143	172	203	311	347	1,011	997	672

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.76	$1.90	$1.73	$1.25	$1.07	$1.12	$0.92	$0.68	$1.12	$1.15
Accumulation unit value at end of period	$2.04	$1.76	$1.90	$1.73	$1.25	$1.07	$1.12	$0.92	$0.68	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	2

PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.37	$1.38	$1.40	$1.24	$1.23	$1.10	$0.92	$1.11	$1.04
Accumulation unit value at end of period	$1.36	$1.22	$1.37	$1.38	$1.40	$1.24	$1.23	$1.10	$0.92	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	34	38	133	161	205	133	87	345	557	401

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.93	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.95	$0.96	$0.93	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.97	$0.99	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	24	8	—	—	—	—	—	—	—

Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.98	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.92	$0.98	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	22	5	—	—	—	—	—	—	—

VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.53	$0.71	$0.76	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	$0.53	$0.71	$0.76	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	7	8	8	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,011	1,680	1,631	2,086	2,258	2,243	42	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.07	$1.09	$1.05	$1.09	$1.06	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.11	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.10	$1.11	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	13	14	14	—	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    133

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.14	$1.06	$1.14	$1.10	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.10	$1.14	$1.06	$1.14	$1.10	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	—	—	—	—	—

Variable Portfolio – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.55	$1.38	$1.36	$1.06	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.56	$1.51	$1.55	$1.38	$1.36	$1.06	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	3	10	10	1	—	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.40	$1.48	$1.23	$1.03	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.35	$1.40	$1.48	$1.23	$1.03	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	10	10	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,065	4,123	4,009	4,508	6,544	5,782	4,585	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.13	$1.11	$1.05	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.12	$1.13	$1.11	$1.05	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	46	30	30	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.85	$1.72	$1.36	$1.19	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.80	$1.76	$1.85	$1.72	$1.36	$1.19	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$1.03	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	$1.03	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.87	$1.69	$1.32	$1.18	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.11	$2.03	$1.87	$1.69	$1.32	$1.18	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.97	$1.81	$1.35	$1.21	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$1.97	$2.05	$1.97	$1.81	$1.35	$1.21	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.67	$1.52	$1.20	$1.10	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.78	$1.65	$1.67	$1.52	$1.20	$1.10	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.88	$1.73	$1.30	$1.13	$1.15	$1.00	—	—	—
Accumulation unit value at end of period	$2.05	$1.83	$1.88	$1.73	$1.30	$1.13	$1.15	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,575	12,928	12,404	12,890	10,380	9,526	4,427	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,979	2,112	2,714	2,264	2,826	3,020	416	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,541	2,724	2,936	3,209	3,443	2,731	1,348	—	—	—

134    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.78	$1.69	$1.31	$1.19	$1.24	$1.00	—	—	—
Accumulation unit value at end of period	$1.90	$1.87	$1.78	$1.69	$1.31	$1.19	$1.24	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.96	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.

Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.39	$1.41	$1.21	$1.06	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.34	$1.39	$1.41	$1.21	$1.06	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	3	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.08	$1.04	$1.09	$1.06	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.07	$1.08	$1.04	$1.09	$1.06	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.86	$1.90	$1.38	$1.26	$1.29	$1.00	—	—	—
Accumulation unit value at end of period	$1.82	$1.74	$1.86	$1.90	$1.38	$1.26	$1.29	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.72	$1.71	$1.29	$1.16	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$1.90	$1.54	$1.72	$1.71	$1.29	$1.16	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.31	$1.42	$1.19	$1.00	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.28	$1.31	$1.42	$1.19	$1.00	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	2	—	—	—	—	—	—	—	—

Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.82	$1.68	$1.34	$1.19	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.84	$1.64	$1.82	$1.68	$1.34	$1.19	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.92	$1.74	$1.30	$1.13	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$2.25	$1.89	$1.92	$1.74	$1.30	$1.13	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	—	—	—	—	—	—	—	—	—

Wells Fargo VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.81	$1.89	$1.74	$1.35	$1.18	$1.27	$1.04	$0.72	$1.21	$1.15
Accumulation unit value at end of period	$2.00	$1.81	$1.89	$1.74	$1.35	$1.18	$1.27	$1.04	$0.72	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	3	10	12	17	23	6	2	1	1

Wells Fargo VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.03	$2.12	$2.19	$1.48	$1.39	$1.48	$1.18	$0.79	$1.36	$1.22
Accumulation unit value at end of period	$2.15	$2.03	$2.12	$2.19	$1.48	$1.39	$1.48	$1.18	$0.79	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	17	17	17	6	7	11	11	5	2	4

Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.98	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.91	$0.98	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	3	—	—	—	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    135

Variable account charges of 1.70% of the daily net assets of the variable account.
Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.05	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$2.15	$1.97	$1.76	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.16	$2.15	$1.97	$1.76	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.71	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.71	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.85	$1.67	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.07	$1.75	$1.85	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.15	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.12	$1.15	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.66	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.74	$1.66	$1.66	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.53	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.59	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.04	$2.06	$1.82	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.16	$2.04	$2.06	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.69	$1.56	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.80	$1.61	$1.69	$1.56	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.92	$1.03	$1.08	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$0.95	$0.92	$1.03	$1.08	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.92	$1.00	$1.01	$1.11	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.89	$0.92	$1.00	$1.01	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.90	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

136    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.34	$1.32	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.43	$1.30	$1.34	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.32	$1.30	$1.26	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.40	$1.28	$1.32	$1.30	$1.26	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.09	$1.11	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.93	$1.73	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$2.05	$2.07	$1.93	$1.73	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.92	$1.73	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$2.09	$1.90	$1.92	$1.73	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.03	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	187	134	96	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.14	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.09	$1.14	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	565	477	107	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.56	$1.48	$1.15	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.62	$1.62	$1.56	$1.48	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.96	$1.78	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$2.05	$1.83	$1.96	$1.78	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.42	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.21	$1.31	$1.27	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.99	$1.82	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.18	$1.86	$1.99	$1.82	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    137

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$2.00	$1.92	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.12	$1.90	$2.00	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.07	$1.00	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.89	$1.87	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$2.01	$1.74	$1.89	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.99	$0.95	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$0.99	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.92	$1.00	$0.99	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.95	$0.92	$1.00	$0.99	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.85	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.94	$1.83	$1.85	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	15	15	—	—	—	—	—

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.70	$1.63	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.81	$1.65	$1.70	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	8	8	—	—	—	—	—

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.96	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.00	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	24	—	—	—	—	—

Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.62	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.73	$1.51	$1.62	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.90	$1.92	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$2.21	$1.73	$1.90	$1.92	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	7	7	—	—	—	—	—

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

138    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.11	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$1.00	$1.11	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	26	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.18	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Janus Aspen Series Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.79	$1.61	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.82	$1.85	$1.79	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.10	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

MFS ® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.78	$1.61	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.63	$1.49	$1.78	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.66	$1.65	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.37	$1.53	$1.66	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Neuberger Berman AMT Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.80	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.89	$1.75	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.59	$1.58	$1.27	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.59	$1.62	$1.59	$1.58	$1.27	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	27	—	—	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$2.06	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$2.20	$1.90	$2.06	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.16	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.15	$1.04	$1.16	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.94	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    139

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.97	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.92	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	28	—	—	—	—	—

VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.53	$0.70	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.76	$0.53	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.52	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.55	$1.49	$1.52	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	14	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.08	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.06	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$1.09	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.16	$1.09	$1.12	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.54	$1.37	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.54	$1.49	$1.54	$1.37	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.38	$1.46	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.30	$1.34	$1.38	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.16	$1.14	$1.16	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	18	20	22	24	24	—

Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.10	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.12	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.17	$1.08	$1.11	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.82	$1.70	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.77	$1.74	$1.82	$1.70	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.97	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.97	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.85	$1.67	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$2.08	$2.00	$1.85	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

140    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.02	$1.94	$1.79	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.94	$2.02	$1.94	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.65	$1.51	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.76	$1.63	$1.65	$1.51	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.86	$1.71	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$2.02	$1.81	$1.86	$1.71	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.34	$1.30	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.35	$1.31	$1.34	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	399	372	163	77	15	16	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.43	$1.38	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.44	$1.39	$1.43	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	73	73	73	73	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.25	$1.21	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.25	$1.22	$1.25	$1.21	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	92	120	120	120	120	—

Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.76	$1.67	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.87	$1.84	$1.76	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	—	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	27	—	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.

Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.38	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.25	$1.32	$1.38	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.84	$1.88	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.80	$1.72	$1.84	$1.88	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.70	$1.70	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.87	$1.52	$1.70	$1.70	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.20	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.80	$1.67	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.81	$1.62	$1.80	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    141

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.02	$0.99	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.01	$1.02	$0.99	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.90	$1.73	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.21	$1.87	$1.90	$1.73	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$1.01	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$0.98	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	27	27	—	—	—	—	—

Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.80	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.90	$1.72	$1.80	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.81	$1.87	$1.27	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$1.83	$1.73	$1.81	$1.87	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable account charges of 1.85% of the daily net assets of the variable account.
Year ended Dec. 31,	2016	2015	2014	2013
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.08	$1.06	$1.00
Accumulation unit value at end of period	$1.07	$1.05	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

AB VPS Large Cap Growth Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.49	$1.37	$1.23	$1.00
Accumulation unit value at end of period	$1.50	$1.49	$1.37	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.71	$1.16	$1.06	$1.00
Accumulation unit value at end of period	$0.98	$0.71	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

American Century VP Value, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.27	$1.14	$1.00
Accumulation unit value at end of period	$1.41	$1.19	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

BlackRock Global Allocation V.I. Fund (Class III) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.06	$1.04	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.20	$1.11	$1.00
Accumulation unit value at end of period	$1.25	$1.19	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.53	$0.71	$0.92	$1.00
Accumulation unit value at end of period	$0.59	$0.53	$0.71	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.33	$1.20	$1.00
Accumulation unit value at end of period	$1.43	$1.35	$1.33	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

142    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2016	2015	2014	2013
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.34	$1.19	$1.00
Accumulation unit value at end of period	$1.40	$1.33	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.91	$0.94	$1.00
Accumulation unit value at end of period	$0.84	$0.88	$0.91	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.19	$1.11	$1.00
Accumulation unit value at end of period	$1.27	$1.14	$1.19	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.89	$0.90	$1.00
Accumulation unit value at end of period	$0.94	$0.87	$0.89	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.83	$0.93	$0.97	$1.00
Accumulation unit value at end of period	$0.85	$0.83	$0.93	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.83	$0.91	$0.92	$1.00
Accumulation unit value at end of period	$0.81	$0.83	$0.91	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.09	$0.99	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.91	$0.89	$1.00
Accumulation unit value at end of period	$0.96	$0.88	$0.91	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.95	$1.00
Accumulation unit value at end of period	$0.99	$0.97	$0.99	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.40	$1.31	$1.17	$1.00
Accumulation unit value at end of period	$1.39	$1.40	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.29	$1.16	$1.00
Accumulation unit value at end of period	$1.40	$1.28	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$0.93	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.95	$1.00
Accumulation unit value at end of period	$0.97	$0.96	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.00	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    143

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2016	2015	2014	2013
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.04	$1.03	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	167	103	124	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.10	$1.08	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.07	$1.05	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.29	$1.29	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$1.38	$1.24	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Select International Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.13	$1.00
Accumulation unit value at end of period	$0.96	$1.04	$1.01	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.31	$1.20	$1.00
Accumulation unit value at end of period	$1.43	$1.22	$1.31	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.34	$1.29	$1.00
Accumulation unit value at end of period	$1.42	$1.27	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.99	$0.97	$1.00
Accumulation unit value at end of period	$1.02	$0.95	$0.99	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.21	$1.20	$1.00
Accumulation unit value at end of period	$1.28	$1.11	$1.21	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	$0.97	$1.00
Accumulation unit value at end of period	$1.00	$1.00	$1.00	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Deutsche Alternative Asset Allocation VIP, Class B (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.97	$0.95	$1.00
Accumulation unit value at end of period	$0.91	$0.89	$0.97	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

144    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2016	2015	2014	2013
Fidelity ® VIP Contrafund® Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.29	$1.18	$1.00
Accumulation unit value at end of period	$1.35	$1.27	$1.29	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.27	$1.22	$1.00
Accumulation unit value at end of period	$1.34	$1.22	$1.27	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.99	$0.98	$1.00
Accumulation unit value at end of period	$1.01	$0.95	$0.99	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.12	$1.00	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Franklin Mutual Shares VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.28	$1.12	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Franklin Small Cap Value VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.23	$1.24	$1.00
Accumulation unit value at end of period	$1.43	$1.11	$1.23	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.96	$1.00	—
Accumulation unit value at end of period	$0.88	$0.90	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.01	$0.98	$1.00
Accumulation unit value at end of period	$1.04	$0.95	$1.01	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.11	$1.19	$1.00
Accumulation unit value at end of period	$0.96	$1.00	$1.11	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	$0.98	$1.00
Accumulation unit value at end of period	$0.99	$0.98	$1.00	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.04	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Janus Aspen Series Research Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.31	$1.19	$1.00
Accumulation unit value at end of period	$1.33	$1.35	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.11	$1.10	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

MFS ® Utilities Series – Service Class (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.17	$1.06	$1.00
Accumulation unit value at end of period	$1.06	$0.98	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.23	$1.00
Accumulation unit value at end of period	$1.02	$1.14	$1.23	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    145

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2016	2015	2014	2013
Neuberger Berman AMT Socially Responsive Portfolio (Class S) (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.28	$1.18	$1.00
Accumulation unit value at end of period	$1.35	$1.25	$1.28	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.98	$1.00	—
Accumulation unit value at end of period	$0.89	$0.91	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.15	$1.00
Accumulation unit value at end of period	$1.15	$1.18	$1.16	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.96	$1.00
Accumulation unit value at end of period	$0.97	$0.93	$0.97	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$1.41	$1.22	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.85	$0.96	$0.97	$1.00
Accumulation unit value at end of period	$0.94	$0.85	$0.96	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.93	$0.90	$1.00
Accumulation unit value at end of period	$0.93	$0.91	$0.93	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.95	$1.00
Accumulation unit value at end of period	$0.97	$0.96	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.97	$0.97	$1.00
Accumulation unit value at end of period	$0.92	$0.91	$0.97	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.52	$0.70	$0.76	$1.00
Accumulation unit value at end of period	$0.76	$0.52	$0.70	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.15	$1.11	$1.00
Accumulation unit value at end of period	$1.16	$1.12	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$0.99	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.02	$1.00
Accumulation unit value at end of period	$0.97	$1.08	$1.11	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.91	$1.00
Accumulation unit value at end of period	$0.99	$0.93	$0.97	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – CenterSquare Real Estate Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.03	$0.92	$1.00
Accumulation unit value at end of period	$1.03	$1.00	$1.03	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

146    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2016	2015	2014	2013
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$0.99	$1.02	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.02	$0.99	$1.00
Accumulation unit value at end of period	$1.01	$1.00	$1.02	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.05	$1.15	$1.00
Accumulation unit value at end of period	$1.01	$0.95	$1.05	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.01	$1.00
Accumulation unit value at end of period	$1.04	$0.96	$0.99	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.24	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.18	$1.24	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.97	$1.02	$1.04	$1.00
Accumulation unit value at end of period	$0.99	$0.97	$1.02	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.40	$1.29	$1.17	$1.00
Accumulation unit value at end of period	$1.45	$1.40	$1.29	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.22	$1.00
Accumulation unit value at end of period	$1.31	$1.37	$1.32	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.12	$1.00
Accumulation unit value at end of period	$1.30	$1.21	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – MFS® Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.27	$1.17	$1.00
Accumulation unit value at end of period	$1.38	$1.23	$1.27	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	221	191	82	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.12	$1.08	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	76	76	76	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.05	$1.03	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	81	89	—	—

Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.30	$1.29	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.98	$1.00	—
Accumulation unit value at end of period	$1.02	$0.96	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    147

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2016	2015	2014	2013
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.95	$0.99	$1.00	—
Accumulation unit value at end of period	$0.99	$0.95	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.

Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.11	$1.13	$1.00
Accumulation unit value at end of period	$1.00	$1.06	$1.11	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Partners Core Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$0.98	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.21	$1.24	$1.00
Accumulation unit value at end of period	$1.17	$1.12	$1.21	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.30	$1.06	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.13	$1.00
Accumulation unit value at end of period	$0.95	$1.00	$1.03	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.23	$1.14	$1.00
Accumulation unit value at end of period	$1.24	$1.10	$1.23	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$0.97	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.30	$1.18	$1.00
Accumulation unit value at end of period	$1.51	$1.28	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.97	$0.98	$1.00
Accumulation unit value at end of period	$0.94	$0.95	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Wells Fargo VT Opportunity Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.26	$1.16	$1.00
Accumulation unit value at end of period	$1.32	$1.20	$1.26	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Wells Fargo VT Small Cap Growth Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.30	$1.35	$1.00
Accumulation unit value at end of period	$1.31	$1.24	$1.30	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.97	$1.01	$1.00
Accumulation unit value at end of period	$1.02	$0.90	$0.97	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

148    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Table of Contents of the Statement of Additional Information
Calculating Annuity Payouts	p. 3
Rating Agencies	p. 4
Principal Underwriter	p. 4
Service Providers	p. 4
Independent Registered Public Accounting Firm	p. 5
Condensed Financial Information (Unaudited)	p. 6
Financial Statements

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    149

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251
RiverSource Distributors, Inc. (Distributor), Member FINRA.
Issued by RiverSource Life Insurance Co. of New York, Albany, New York. Affiliated with Ameriprise Financial Services, Inc.
© 2008-2017 RiverSource Life Insurance Company. All rights reserved.
S-6595 CC (5/17)

PART B.

STATEMENT OF ADDITIONAL INFORMATION FOR

RIVERSOURCE® RETIREMENT ADVISOR ADVANTAGE PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ADVANTAGE VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 SELECT VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ACCESS VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

May 1, 2017

RiverSource of New York Variable Annuity Account is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource of New York Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

1-800-541-2251

S-6343 CC (5/17)

2	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

•	take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	3

RATING AGENCIES

Generally, RiverSource Life of NY does not receive individual ratings from rating agencies but receives the same ratings as its parent, RiverSource Life Insurance Company. Rating agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life of NY, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com

Moody’s	www.moodys.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s  — Rates insurance companies for their financial strength.

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life of NY and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life of NY for the variable accounts in 2016 was $25,785,355, in 2015 was $28,699,298 and in 2014 was $27,460,480. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.

Service Providers

Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus.

We also have entered into agreements with the following affiliated entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life of NY may change over time. We may modify, terminate, or enter into new arrangements with third party service providers at any time.

Affiliated entities that provide a significant amount of services to RiverSource Life of NY are listed in the table below, along with a description of the services provided and the basis for remuneration.

Name of Service Provider	Services Provided	Basis for Remuneration
Ameriprise Financial, Inc. (“AFI”)	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses).

RiverSource Life Insurance Company	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses).

The aggregate dollar amount paid to AFI by RiverSource Life of NY for the services provided in 2016 was $1,056,020, in 2015 was $700,061 and in 2014 was $577,547.

The aggregate dollar amount paid to RiverSource Life Insurance Company by RiverSource Life of NY for the services provided in 2016 was $6,159,451, in 2015 was $5,469,178 and in 2014 was $4,279,329.

4	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Independent Registered Public Accounting Firm

The financial statements of RiverSource Life Insurance Co. of New York as of December 31, 2016 and December 31, 2015 and for each of the three years in the period ended December 31, 2016 and the financial statements of each of the divisions of RiverSource of New York Variable Annuity Account as of December 31, 2016 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2015 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP’s principal business address is 45 South Seventh Street, Suite 3400, Minneapolis, Minnesota 55402.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	5

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 0.55% of the daily net assets of the variable account.

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.09	$1.11	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.43	$1.40	$1.34	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14
Accumulation unit value at end of period	$1.41	$1.43	$1.40	$1.34	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	4	4	—	—
AB VPS Growth and Income Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.87	$1.85	$1.70	$1.27	$1.09	$1.03	$0.92	$0.77	$1.30	$1.25
Accumulation unit value at end of period	$2.06	$1.87	$1.85	$1.70	$1.27	$1.09	$1.03	$0.92	$0.77	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.23	$1.01	$0.89	$1.11	$1.07	$0.80	$1.73	$1.64
Accumulation unit value at end of period	$1.15	$1.17	$1.15	$1.23	$1.01	$0.89	$1.11	$1.07	$0.80	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	16	20	17	33	30	25	24	75	172	142
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.73	$1.19	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.73	$1.19	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	3	12	—	—	—	—	—	—	—
American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.70	$1.70	$1.82	$1.49	$1.24	$1.42	$1.26	$0.95	$1.73	$1.48
Accumulation unit value at end of period	$1.60	$1.70	$1.70	$1.82	$1.49	$1.24	$1.42	$1.26	$0.95	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	3	3	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.73	$1.76	$1.53	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90	$1.00
Accumulation unit value at end of period	$2.11	$1.73	$1.76	$1.53	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	4	4	63	74	86
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$1.91	$1.81	$1.65	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00
Accumulation unit value at end of period	$1.98	$1.91	$1.81	$1.65	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.87	$1.96	$1.75	$1.34	$1.17	$1.17	$1.04	$0.87	$1.20	$1.27
Accumulation unit value at end of period	$2.24	$1.87	$1.96	$1.75	$1.34	$1.17	$1.17	$1.04	$0.87	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	14	11	15	13	21	30	19	16	40	32
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.19	$1.17	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.17	$1.19	$1.17	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	88	45	16	7	—	—	—	—	—
Calvert VP SRI Balanced Portfolio – Class I (11/15/2004)
Accumulation unit value at beginning of period	$1.60	$1.64	$1.50	$1.28	$1.17	$1.12	$1.01	$0.81	$1.18	$1.16
Accumulation unit value at end of period	$1.71	$1.60	$1.64	$1.50	$1.28	$1.17	$1.12	$1.01	$0.81	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	2	2	8	8	6	5
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.83	$1.93	$1.86	$1.27	$1.07	$1.06	$0.85	$0.60	$1.02	$1.00
Accumulation unit value at end of period	$1.93	$1.83	$1.93	$1.86	$1.27	$1.07	$1.06	$0.85	$0.60	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	3	3	4	4	1	1	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.82	$1.80	$1.64	$1.36	$1.19	$1.17	$1.05	$0.85	$1.22	$1.20
Accumulation unit value at end of period	$1.92	$1.82	$1.80	$1.64	$1.36	$1.19	$1.17	$1.05	$0.85	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	11	—	—	—	5	5
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.55	$0.73	$0.93	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.61	$0.55	$0.73	$0.93	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—	—	—	—	—	—	—	—

6	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.39	$1.36	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.39	$1.36	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.91	$1.91	$1.67	$1.25	$1.11	$1.06	$0.91	$0.73	$1.28	$1.25
Accumulation unit value at end of period	$2.05	$1.91	$1.91	$1.67	$1.25	$1.11	$1.06	$0.91	$0.73	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	43	38	31	29	27	21	15
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.93	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.93	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.88	$1.95	$1.78	$1.42	$1.25	$1.32	$1.14	$0.90	$1.52	$1.41
Accumulation unit value at end of period	$2.13	$1.88	$1.95	$1.78	$1.42	$1.25	$1.32	$1.14	$0.90	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	6	7	8	11	11	12	16	403	417	406
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.92	$0.91	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.90	$0.92	$0.91	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.02	$2.24	$2.30	$2.36	$1.97	$2.50	$2.10	$1.21	$2.64	$1.92
Accumulation unit value at end of period	$2.11	$2.02	$2.24	$2.30	$2.36	$1.97	$2.50	$2.10	$1.21	$2.64
Number of accumulation units outstanding at end of period (000 omitted)	11	8	9	22	17	20	43	68	105	77
Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.22	$1.31	$1.30	$1.42	$1.34	$1.29	$1.21	$1.10	$1.11	$1.03
Accumulation unit value at end of period	$1.20	$1.22	$1.31	$1.30	$1.42	$1.34	$1.29	$1.21	$1.10	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	4	4	7	6	111	108	115
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.10	$1.10	$1.11	$1.11	$1.12	$1.13	$1.11	$1.06
Accumulation unit value at end of period	$1.08	$1.08	$1.09	$1.10	$1.10	$1.11	$1.11	$1.12	$1.13	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	45	22	13	2	14	2
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.95	$1.98	$1.92	$1.82	$1.58	$1.51	$1.33	$0.87	$1.17	$1.15
Accumulation unit value at end of period	$2.16	$1.95	$1.98	$1.92	$1.82	$1.58	$1.51	$1.33	$0.87	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	2	2	2	26
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.87	$1.90	$1.84	$1.76	$1.54	$1.46	$1.30	$0.92	$1.13	$1.11
Accumulation unit value at end of period	$2.06	$1.87	$1.90	$1.84	$1.76	$1.54	$1.46	$1.30	$0.92	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	8	5	5	5	17	10	15	165	74	116
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.46	$1.46	$1.40	$1.44	$1.34	$1.27	$1.18	$1.03	$1.11	$1.06
Accumulation unit value at end of period	$1.51	$1.46	$1.46	$1.40	$1.44	$1.34	$1.27	$1.18	$1.03	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	7	3	930	1,000	595
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.04	$1.88	$1.66	$1.28	$1.07	$1.11	$0.95	$0.70	$1.27	$1.24
Accumulation unit value at end of period	$2.05	$2.04	$1.88	$1.66	$1.28	$1.07	$1.11	$0.95	$0.70	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	1	1	2	15
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.96	$1.95	$1.73	$1.32	$1.15	$1.14	$1.00	$0.80	$1.27	$1.22
Accumulation unit value at end of period	$2.17	$1.96	$1.95	$1.73	$1.32	$1.15	$1.14	$1.00	$0.80	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	2	2	—	5	15	87	1
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.99	$1.00	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.99	$1.00	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.02	$1.04	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	7

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.03	$1.05	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1,219	1,227	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.03	$1.07	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	616	764	771	178	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.06	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.03	$1.06	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	352	226	234	229	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.96	$1.86	$1.75	$1.34	$1.21	$1.43	$1.14	$0.70	$1.28	$1.13
Accumulation unit value at end of period	$1.99	$1.96	$1.86	$1.75	$1.34	$1.21	$1.43	$1.14	$0.70	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (11/1/2005)
Accumulation unit value at beginning of period	$1.93	$2.05	$1.83	$1.34	$1.14	$1.25	$1.02	$0.73	$1.34	$1.22
Accumulation unit value at end of period	$2.19	$1.93	$2.05	$1.83	$1.34	$1.14	$1.25	$1.02	$0.73	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	4	4	4	6	196	200	200
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.66	$1.59	$1.75	$1.44	$1.23	$1.41	$1.25	$0.98	$1.66	$1.48
Accumulation unit value at end of period	$1.55	$1.66	$1.59	$1.75	$1.44	$1.23	$1.41	$1.25	$0.98	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	9	8	11	6	7	11	9
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.88	$1.99	$1.80	$1.31	$1.11	$1.14	$0.95	$0.76	$1.26	$1.27
Accumulation unit value at end of period	$2.24	$1.88	$1.99	$1.80	$1.31	$1.11	$1.14	$0.95	$0.76	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.96	$2.04	$1.93	$1.31	$1.12	$1.23	$0.97	$0.70	$1.15	$1.20
Accumulation unit value at end of period	$2.22	$1.96	$2.04	$1.93	$1.31	$1.12	$1.23	$0.97	$0.70	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.20	$1.20	$1.14	$1.17	$1.15	$1.14	$1.12	$1.06	$1.10	$1.05
Accumulation unit value at end of period	$1.23	$1.20	$1.20	$1.14	$1.17	$1.15	$1.14	$1.12	$1.06	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	4	3	6	20	7	1	1	2	28	2
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.48	$0.64	$0.78	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97
Accumulation unit value at end of period	$0.53	$0.48	$0.64	$0.78	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	17	11	11	8	8	22	40	45	10	20
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.03	$1.00	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	$1.03	$1.00	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	4	8	5	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2006)
Accumulation unit value at beginning of period	$1.30	$1.32	$1.32	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03
Accumulation unit value at end of period	$1.41	$1.30	$1.32	$1.32	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	6	9	9	9	6	7	5	140	73	39
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.74	$1.74	$1.57	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03
Accumulation unit value at end of period	$1.86	$1.74	$1.74	$1.57	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	11	7	8	45	26	46	83	109	249	294
Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.87	$1.93	$1.76	$1.33	$1.13	$1.12	$0.98	$0.78	$1.34	$1.21
Accumulation unit value at end of period	$2.15	$1.87	$1.93	$1.76	$1.33	$1.13	$1.12	$0.98	$0.78	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	5
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$2.39	$2.44	$2.31	$1.71	$1.50	$1.70	$1.33	$0.95	$1.59	$1.38
Accumulation unit value at end of period	$2.66	$2.39	$2.44	$2.31	$1.71	$1.50	$1.70	$1.33	$0.95	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	21	21	21	27	26	43	30	106	127	120
Fidelity® VIP Overseas Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.59	$1.55	$1.69	$1.31	$1.09	$1.33	$1.19	$0.94	$1.69	$1.46
Accumulation unit value at end of period	$1.50	$1.59	$1.55	$1.69	$1.31	$1.09	$1.33	$1.19	$0.94	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	3	3	5	4	4

8	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$0.99	$1.01	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.26	$1.26	$1.10	$1.09	$0.86	$0.91	$0.76	$0.64	$1.12	$1.42
Accumulation unit value at end of period	$1.26	$1.26	$1.26	$1.10	$1.09	$0.86	$0.91	$0.76	$0.64	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	18	17	16	18	14	23	23	18	19	13
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.12	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	$1.12	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	51	61	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.73	$1.83	$1.72	$1.35	$1.18	$1.20	$1.09	$0.87	$1.39	$1.35
Accumulation unit value at end of period	$2.00	$1.73	$1.83	$1.72	$1.35	$1.18	$1.20	$1.09	$0.87	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	23	20	19	15	10	6	19	15	17	31
Franklin Small Cap Value VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.95	$2.12	$2.11	$1.56	$1.33	$1.39	$1.09	$0.85	$1.27	$1.31
Accumulation unit value at end of period	$2.52	$1.95	$2.12	$2.11	$1.56	$1.33	$1.39	$1.09	$0.85	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	3	3	9	6	9
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.12	$2.35	$2.08	$1.57	$1.34	$1.43	$1.15	$0.87	$1.39	$1.36
Accumulation unit value at end of period	$2.40	$2.12	$2.35	$2.08	$1.57	$1.34	$1.43	$1.15	$0.87	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	6	4	4	13	13	12	12	8	23	30
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.92	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.88	$1.89	$1.64	$1.20	$1.05	$1.02	$0.90	$0.75	$1.20	$1.22
Accumulation unit value at end of period	$2.07	$1.88	$1.89	$1.64	$1.20	$1.05	$1.02	$0.90	$0.75	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	31	29	24	22	19	10	7
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.51	$1.45	$1.35	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.51	$1.45	$1.35	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	42	40	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.04	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$0.99	$1.04	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	16	21	11	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.77	$1.89	$1.75	$1.29	$1.09	$1.12	$0.98	$0.76	$1.20	$1.23
Accumulation unit value at end of period	$2.06	$1.77	$1.89	$1.75	$1.29	$1.09	$1.12	$0.98	$0.76	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	38	35	29	25	111	152	174
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.61	$1.59	$1.42	$1.09	$0.92	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.61	$1.59	$1.42	$1.09	$0.92	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	4	5	3	3	11	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.23	$2.18	$1.84	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03
Accumulation unit value at end of period	$1.96	$2.23	$2.18	$1.84	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	12	27	83	69	42	43	33	21	33	23
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.69	$1.75	$1.76	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39
Accumulation unit value at end of period	$1.67	$1.69	$1.75	$1.76	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	3	5	—	—	—	—	5	113	96	78
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.42	$1.33	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.43	$1.42	$1.33	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.97	$1.85	$1.68	$1.35	$1.22	$1.29	$1.07	$0.68	$1.24	$1.15
Accumulation unit value at end of period	$1.94	$1.97	$1.85	$1.68	$1.35	$1.22	$1.29	$1.07	$0.68	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	16	56	65	49	49	61	27	51	48	13

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	9

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.14	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.04	$1.14	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	24	29	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.03	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.02	$1.03	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.22	$1.19	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.18	$1.22	$1.19	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.63	$1.56	$1.39	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06	$1.00
Accumulation unit value at end of period	$1.63	$1.63	$1.56	$1.39	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	10	22	306	277	311
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.15	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	8	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$2.21	$2.27	$2.46	$1.75	$1.46	$1.64	$1.21	$0.75	$1.24	$1.22
Accumulation unit value at end of period	$2.39	$2.21	$2.27	$2.46	$1.75	$1.46	$1.64	$1.21	$0.75	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	10	10	10	2	2	2	7
MFS® Utilities Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$2.53	$2.99	$2.67	$2.24	$1.99	$1.87	$1.66	$1.26	$2.03	$1.60
Accumulation unit value at end of period	$2.80	$2.53	$2.99	$2.67	$2.24	$1.99	$1.87	$1.66	$1.26	$2.03
Number of accumulation units outstanding at end of period (000 omitted)	14	14	16	17	17	36	26	26	25	21
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.38	$1.41	$1.25	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23
Accumulation unit value at end of period	$1.42	$1.38	$1.41	$1.25	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	12	10	10	11	11	13	16	65	71	54
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.70	$1.81	$1.79	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99
Accumulation unit value at end of period	$1.54	$1.70	$1.81	$1.79	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	7	7	7	2	2
Neuberger Berman AMT International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.09	$1.07	$1.12	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05
Accumulation unit value at end of period	$1.06	$1.09	$1.07	$1.12	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	67	73	107
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.93	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.93	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.05	$1.99	$1.96	$1.55	$1.29	$1.42	$1.23	$0.89	$1.50	$1.42
Accumulation unit value at end of period	$2.03	$2.05	$1.99	$1.96	$1.55	$1.29	$1.42	$1.23	$0.89	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	8	9	10	14	8	4	21
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.53	$1.57	$1.54	$1.56	$1.39	$1.38	$1.21	$1.03	$1.21	$1.11
Accumulation unit value at end of period	$1.61	$1.53	$1.57	$1.54	$1.56	$1.39	$1.38	$1.21	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	20	18	17	12	44	13	9	207	182	194
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.16	$2.31	$2.08	$1.49	$1.27	$1.31	$1.07	$0.79	$1.28	$1.30
Accumulation unit value at end of period	$2.53	$2.16	$2.31	$2.08	$1.49	$1.27	$1.31	$1.07	$0.79	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	1	2	3	3
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.33	$1.47	$1.47	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04
Accumulation unit value at end of period	$1.49	$1.33	$1.47	$1.47	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	18	30	29	64	130	89	64	152	207	224

10	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.99	$0.95	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	$0.99	$0.95	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	5	5	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.00	$1.00	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.85	$2.66	$2.09	$1.49	$1.22	$1.24	$1.22	$0.97	$1.18	$1.19
Accumulation unit value at end of period	$2.51	$2.85	$2.66	$2.09	$1.49	$1.22	$1.24	$1.22	$0.97	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1	1	4	5	2	2	1	7	8	5
Putnam VT International Equity Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.44	$1.44	$1.56	$1.22	$1.01	$1.22	$1.11	$0.90	$1.61	$1.50
Accumulation unit value at end of period	$1.39	$1.44	$1.44	$1.56	$1.22	$1.01	$1.22	$1.11	$0.90	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.88	$1.90	$1.68	$1.24	$1.07	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$2.02	$1.88	$1.90	$1.68	$1.24	$1.07	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.99	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.95	$0.99	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	5	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.54	$0.72	$0.77	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.80	$0.54	$0.72	$0.77	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.52	$1.54	$1.47	$1.23	$1.08	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.61	$1.52	$1.54	$1.47	$1.23	$1.08	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	173	173	152	85	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.53	$1.55	$1.47	$1.23	$1.09	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.61	$1.53	$1.55	$1.47	$1.23	$1.09	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	538	504	443	663	690	680	1,977	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.13	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.12	$1.13	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.41	$1.44	$1.33	$1.41	$1.35	$1.23	$1.19	$1.12	$1.12	$1.05
Accumulation unit value at end of period	$1.52	$1.41	$1.44	$1.33	$1.41	$1.35	$1.23	$1.19	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	13	6	214	88	86
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	17	17	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1,069	1,075	1,239	1,088	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.00	$1.05	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.00	$1.05	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—	—	—	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.49	$1.49	$1.34	$1.05	$0.95	$0.99	$0.90	$0.69	$1.12	$1.09
Accumulation unit value at end of period	$1.62	$1.49	$1.49	$1.34	$1.05	$0.95	$0.99	$0.90	$0.69	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	9	17	308	223	205
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	11

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	438	454	470	289	389	242	244	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.47	$1.41	$1.22	$1.09	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.52	$1.45	$1.47	$1.41	$1.22	$1.09	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	13	14	22	15	15	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.48	$1.41	$1.22	$1.09	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.52	$1.46	$1.48	$1.41	$1.22	$1.09	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	194	195	267	202	386	465	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.30	$1.25	$1.18	$1.09	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.29	$1.30	$1.25	$1.18	$1.09	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	744	1,144	1,144	1,144	1,144	1,144	1,144	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.31	$1.26	$1.18	$1.09	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.30	$1.31	$1.26	$1.18	$1.09	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	282	203	205	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.98	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.97	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.88	$2.09	$2.06	$1.54	$1.36	$1.43	$1.16	$0.85	$1.25	$1.32
Accumulation unit value at end of period	$2.35	$1.88	$2.09	$2.06	$1.54	$1.36	$1.43	$1.16	$0.85	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	14	13	11	13	151	162	188
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.13	$2.14	$1.92	$1.42	$1.22	$1.31	$1.08	$0.80	$1.27	$1.20
Accumulation unit value at end of period	$2.56	$2.13	$2.14	$1.92	$1.42	$1.22	$1.31	$1.08	$0.80	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$2.45	$2.46	$2.59	$2.13	$1.76	$2.07	$1.67	$1.12	$2.07	$1.79
Accumulation unit value at end of period	$2.40	$2.45	$2.46	$2.59	$2.13	$1.76	$2.07	$1.67	$1.12	$2.07
Number of accumulation units outstanding at end of period (000 omitted)	6	6	9	25	18	21	29	71	65	62
Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$2.12	$2.14	$2.05	$1.54	$1.29	$1.35	$1.10	$0.78	$1.29	$1.24
Accumulation unit value at end of period	$2.39	$2.12	$2.14	$2.05	$1.54	$1.29	$1.35	$1.10	$0.78	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	32	30	29	33	30	41	31	90	74	100
Wells Fargo VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.45	$1.43	$1.52	$1.28	$1.13	$1.31	$1.13	$0.98	$1.69	$1.48
Accumulation unit value at end of period	$1.49	$1.45	$1.43	$1.52	$1.28	$1.13	$1.31	$1.13	$0.98	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	12	7	7	4	3	2	2	103	1	5
Wells Fargo VT Opportunity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$2.10	$2.18	$1.99	$1.53	$1.33	$1.42	$1.15	$0.78	$1.32	$1.24
Accumulation unit value at end of period	$2.35	$2.10	$2.18	$1.99	$1.53	$1.33	$1.42	$1.15	$0.78	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (11/1/2005)
Accumulation unit value at beginning of period	$2.32	$2.40	$2.46	$1.65	$1.54	$1.62	$1.28	$0.85	$1.45	$1.28
Accumulation unit value at end of period	$2.49	$2.32	$2.40	$2.46	$1.65	$1.54	$1.62	$1.28	$0.85	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	4	4	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$1.00	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.93	$1.00	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

12	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account.

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.10	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.08	$1.10	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	29	21	6	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.40	$1.37	$1.32	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14
Accumulation unit value at end of period	$1.37	$1.40	$1.37	$1.32	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	118	162	170	174	252	275	308	372	309	363
AB VPS Growth and Income Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.90	$1.89	$1.74	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30
Accumulation unit value at end of period	$2.10	$1.90	$1.89	$1.74	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	1,103	1,263	1,707	1,985	2,472	3,097	3,865	5,230	6,632	8,669
AB VPS International Value Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.76	$1.73	$1.87	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52
Accumulation unit value at end of period	$1.73	$1.76	$1.73	$1.87	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64
Number of accumulation units outstanding at end of period (000 omitted)	1,684	2,043	2,442	2,820	3,618	4,504	5,738	8,136	11,767	11,635
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.73	$1.18	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.73	$1.18	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	363	232	207	80	—	—	—	—	—	—
American Century VP International, Class I (9/29/2000)
Accumulation unit value at beginning of period	$1.18	$1.18	$1.26	$1.04	$0.86	$0.99	$0.88	$0.66	$1.21	$1.03
Accumulation unit value at end of period	$1.11	$1.18	$1.18	$1.26	$1.04	$0.86	$0.99	$0.88	$0.66	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	136	154	174	196	223	255	328	349	483	718
American Century VP International, Class II (8/13/2001)
Accumulation unit value at beginning of period	$1.62	$1.63	$1.74	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44
Accumulation unit value at end of period	$1.52	$1.62	$1.63	$1.74	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	374	541	634	731	822	954	1,230	1,185	1,439	1,767
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.70	$1.74	$1.51	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	$1.00
Accumulation unit value at end of period	$2.07	$1.70	$1.74	$1.51	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	281	441	545	735	893	1,061	1,287	2,587	3,176	3,100
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$1.87	$1.77	$1.63	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99
Accumulation unit value at end of period	$1.93	$1.87	$1.77	$1.63	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	236	278	383	514	601	628	824	884	782	920
American Century VP Value, Class I (9/29/2000)
Accumulation unit value at beginning of period	$2.86	$2.99	$2.67	$2.04	$1.79	$1.79	$1.59	$1.34	$1.84	$1.95
Accumulation unit value at end of period	$3.41	$2.86	$2.99	$2.67	$2.04	$1.79	$1.79	$1.59	$1.34	$1.84
Number of accumulation units outstanding at end of period (000 omitted)	161	199	240	262	298	318	434	579	726	1,098
American Century VP Value, Class II (8/13/2001)
Accumulation unit value at beginning of period	$2.29	$2.41	$2.15	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59
Accumulation unit value at end of period	$2.74	$2.29	$2.41	$2.15	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	1,503	1,905	2,330	2,727	3,322	3,902	5,111	6,018	7,174	9,957
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.18	$1.17	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.16	$1.18	$1.17	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	610	1,104	737	571	70	—	—	—	—	—
Calvert VP SRI Balanced Portfolio – Class I (9/29/2000)
Accumulation unit value at beginning of period	$1.46	$1.50	$1.38	$1.18	$1.07	$1.04	$0.93	$0.75	$1.10	$1.08
Accumulation unit value at end of period	$1.56	$1.46	$1.50	$1.38	$1.18	$1.07	$1.04	$0.93	$0.75	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	427	555	604	709	798	868	1,043	1,088	1,279	1,519
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.80	$1.90	$1.84	$1.26	$1.06	$1.06	$0.85	$0.60	$1.02	$1.00
Accumulation unit value at end of period	$1.89	$1.80	$1.90	$1.84	$1.26	$1.06	$1.06	$0.85	$0.60	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	89	121	145	158	134	80	87	94	64	46
Columbia Variable Portfolio – Balanced Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.64	$1.63	$1.49	$1.24	$1.09	$1.07	$0.96	$0.78	$1.12	$1.11
Accumulation unit value at end of period	$1.73	$1.64	$1.63	$1.49	$1.24	$1.09	$1.07	$0.96	$0.78	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,457	1,399	1,397	1,396	1,400	1,727	2,222	2,605	1,564	2,567
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.55	$0.72	$0.93	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.61	$0.55	$0.72	$0.93	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	13

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.39	$1.36	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.39	$1.36	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	94	69	45	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.35	$1.35	$1.18	$0.89	$0.79	$0.75	$0.65	$0.53	$0.92	$0.90
Accumulation unit value at end of period	$1.45	$1.35	$1.35	$1.18	$0.89	$0.79	$0.75	$0.65	$0.53	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	3,054	4,130	4,703	5,645	7,015	8,293	10,181	12,183	14,518	17,373
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.92	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.91	$0.92	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	10	7	2	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.34	$2.43	$2.23	$1.77	$1.56	$1.66	$1.43	$1.13	$1.91	$1.78
Accumulation unit value at end of period	$2.64	$2.34	$2.43	$2.23	$1.77	$1.56	$1.66	$1.43	$1.13	$1.91
Number of accumulation units outstanding at end of period (000 omitted)	3,630	4,412	5,121	5,857	7,121	9,056	12,073	25,983	25,626	25,064
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.91	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.89	$0.91	$0.91	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	109	80	93	79	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.55	$2.82	$2.91	$2.99	$2.50	$3.18	$2.68	$1.55	$3.37	$2.46
Accumulation unit value at end of period	$2.66	$2.55	$2.82	$2.91	$2.99	$2.50	$3.18	$2.68	$1.55	$3.37
Number of accumulation units outstanding at end of period (000 omitted)	707	908	1,004	1,141	1,252	1,534	1,778	3,010	4,784	3,347
Columbia Variable Portfolio – Global Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.70	$1.83	$1.83	$2.00	$1.89	$1.82	$1.72	$1.55	$1.57	$1.47
Accumulation unit value at end of period	$1.67	$1.70	$1.83	$1.83	$2.00	$1.89	$1.82	$1.72	$1.55	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	1,166	1,512	1,805	2,244	2,870	3,385	4,348	10,317	10,760	10,966
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.11	$1.11	$1.12	$1.13	$1.14	$1.15	$1.16	$1.16	$1.15	$1.10
Accumulation unit value at end of period	$1.10	$1.11	$1.11	$1.12	$1.13	$1.14	$1.15	$1.16	$1.16	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,486	2,878	3,047	3,475	4,641	6,770	8,242	11,219	20,529	16,724
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.33	$2.37	$2.31	$2.19	$1.91	$1.82	$1.61	$1.05	$1.42	$1.40
Accumulation unit value at end of period	$2.58	$2.33	$2.37	$2.31	$2.19	$1.91	$1.82	$1.61	$1.05	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	1,265	1,639	2,026	2,615	3,269	3,985	5,649	7,246	8,622	12,510
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.83	$1.86	$1.80	$1.73	$1.52	$1.44	$1.28	$0.91	$1.13	$1.11
Accumulation unit value at end of period	$2.01	$1.83	$1.86	$1.80	$1.73	$1.52	$1.44	$1.28	$0.91	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,300	1,086	1,412	1,727	2,266	2,367	2,602	12,726	7,714	6,770
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.74	$1.75	$1.68	$1.73	$1.62	$1.53	$1.43	$1.25	$1.35	$1.29
Accumulation unit value at end of period	$1.81	$1.74	$1.75	$1.68	$1.73	$1.62	$1.53	$1.43	$1.25	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	4,240	5,203	6,160	7,316	9,998	11,850	14,745	36,166	36,244	35,353
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$0.97	$0.90	$0.79	$0.61	$0.51	$0.53	$0.46	$0.34	$0.61	$0.60
Accumulation unit value at end of period	$0.97	$0.97	$0.90	$0.79	$0.61	$0.51	$0.53	$0.46	$0.34	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	1,827	2,361	2,509	2,648	3,104	3,823	5,077	5,927	7,359	10,651
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.60	$1.59	$1.42	$1.08	$0.95	$0.94	$0.82	$0.66	$1.06	$1.01
Accumulation unit value at end of period	$1.77	$1.60	$1.59	$1.42	$1.08	$0.95	$0.94	$0.82	$0.66	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,793	1,886	2,012	2,254	2,524	2,864	3,730	4,854	5,907	7,782
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	210	159	805	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.99	$1.00	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.99	$1.00	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	14	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.02	$1.04	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	743	732	259	261	—	—	—	—	—	—

14	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.05	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.02	$1.05	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	513	992	1,095	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.03	$1.07	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,935	12,729	11,658	4,144	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.06	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.03	$1.06	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,892	9,514	11,841	4,474	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (5/1/2001)
Accumulation unit value at beginning of period	$2.06	$1.97	$1.85	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22
Accumulation unit value at end of period	$2.09	$2.06	$1.97	$1.85	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	275	305	336	431	522	640	835	1,066	1,091	1,416
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$2.12	$2.25	$2.02	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36
Accumulation unit value at end of period	$2.40	$2.12	$2.25	$2.02	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	367	527	648	660	754	970	1,211	2,304	3,561	2,944
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.25	$1.03	$0.88	$1.02	$0.90	$0.71	$1.20	$1.07
Accumulation unit value at end of period	$1.10	$1.18	$1.14	$1.25	$1.03	$0.88	$1.02	$0.90	$0.71	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	722	584	685	777	918	1,288	1,549	1,835	2,245	2,990
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.84	$1.95	$1.77	$1.29	$1.10	$1.12	$0.94	$0.75	$1.25	$1.27
Accumulation unit value at end of period	$2.19	$1.84	$1.95	$1.77	$1.29	$1.10	$1.12	$0.94	$0.75	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	96	149	151	206	233	256	168	91	95	137
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.30	$2.39	$2.28	$1.55	$1.32	$1.46	$1.16	$0.83	$1.37	$1.44
Accumulation unit value at end of period	$2.60	$2.30	$2.39	$2.28	$1.55	$1.32	$1.46	$1.16	$0.83	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	294	406	461	547	551	665	926	1,132	1,628	1,938
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.35	$1.34	$1.28	$1.31	$1.30	$1.29	$1.26	$1.21	$1.25	$1.19
Accumulation unit value at end of period	$1.37	$1.35	$1.34	$1.28	$1.31	$1.30	$1.29	$1.26	$1.21	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	1,186	1,465	1,920	2,551	3,805	4,940	6,564	6,838	7,386	8,083
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.47	$0.63	$0.77	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97
Accumulation unit value at end of period	$0.52	$0.47	$0.63	$0.77	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	551	638	676	738	985	1,206	1,289	1,510	1,174	752
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.03	$1.00	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	$1.03	$1.00	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	121	167	161	136	62	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2006)
Accumulation unit value at beginning of period	$1.28	$1.30	$1.30	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03
Accumulation unit value at end of period	$1.38	$1.28	$1.30	$1.30	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,404	1,594	2,025	2,287	2,359	2,928	2,988	8,896	7,053	6,237
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.70	$1.71	$1.54	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03
Accumulation unit value at end of period	$1.82	$1.70	$1.71	$1.54	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2,987	3,822	4,286	5,146	6,132	7,349	9,628	13,436	20,314	16,371
Fidelity® VIP Growth & Income Portfolio Service Class (9/29/2000)
Accumulation unit value at beginning of period	$1.69	$1.74	$1.59	$1.20	$1.02	$1.01	$0.89	$0.70	$1.22	$1.10
Accumulation unit value at end of period	$1.94	$1.69	$1.74	$1.59	$1.20	$1.02	$1.01	$0.89	$0.70	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	273	309	357	418	598	619	857	1,099	1,479	2,257
Fidelity® VIP Growth & Income Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.91	$1.98	$1.81	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26
Accumulation unit value at end of period	$2.20	$1.91	$1.98	$1.81	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	1,654	1,902	2,142	2,425	2,949	3,672	5,019	6,741	8,267	10,186
Fidelity® VIP Mid Cap Portfolio Service Class (9/29/2000)
Accumulation unit value at beginning of period	$3.28	$3.36	$3.18	$2.36	$2.07	$2.34	$1.83	$1.32	$2.19	$1.91
Accumulation unit value at end of period	$3.65	$3.28	$3.36	$3.18	$2.36	$2.07	$2.34	$1.83	$1.32	$2.19
Number of accumulation units outstanding at end of period (000 omitted)	267	321	359	444	614	722	990	1,300	1,840	2,617

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	15

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Fidelity® VIP Mid Cap Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$3.49	$3.57	$3.39	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06
Accumulation unit value at end of period	$3.87	$3.49	$3.57	$3.39	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36
Number of accumulation units outstanding at end of period (000 omitted)	2,199	2,672	3,212	3,808	4,722	5,651	7,443	11,345	14,767	16,235
Fidelity® VIP Overseas Portfolio Service Class (9/29/2000)
Accumulation unit value at beginning of period	$1.36	$1.33	$1.45	$1.12	$0.94	$1.14	$1.02	$0.81	$1.46	$1.25
Accumulation unit value at end of period	$1.28	$1.36	$1.33	$1.45	$1.12	$0.94	$1.14	$1.02	$0.81	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	83	83	90	170	163	172	236	276	423	796
Fidelity® VIP Overseas Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.76	$1.72	$1.88	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64
Accumulation unit value at end of period	$1.65	$1.76	$1.72	$1.88	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91
Number of accumulation units outstanding at end of period (000 omitted)	694	822	953	1,072	1,227	1,667	2,645	3,386	4,277	5,424
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.98	$1.01	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	293	312	399	1,057	—	—	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (9/29/2000)
Accumulation unit value at beginning of period	$2.33	$2.34	$2.05	$2.02	$1.59	$1.70	$1.42	$1.20	$2.10	$2.67
Accumulation unit value at end of period	$2.33	$2.33	$2.34	$2.05	$2.02	$1.59	$1.70	$1.42	$1.20	$2.10
Number of accumulation units outstanding at end of period (000 omitted)	929	1,098	1,250	1,424	1,639	1,774	2,253	2,898	3,752	5,585
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.11	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.03	$1.11	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	136	164	940	635	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.90	$2.02	$1.90	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51
Accumulation unit value at end of period	$2.19	$1.90	$2.02	$1.90	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	1,185	1,418	1,717	2,014	2,575	3,385	4,613	5,877	7,136	9,225
Franklin Small Cap Value VIP Fund – Class 2 (9/29/2000)
Accumulation unit value at beginning of period	$3.26	$3.55	$3.55	$2.63	$2.24	$2.34	$1.84	$1.44	$2.16	$2.23
Accumulation unit value at end of period	$4.21	$3.26	$3.55	$3.55	$2.63	$2.24	$2.34	$1.84	$1.44	$2.16
Number of accumulation units outstanding at end of period (000 omitted)	545	658	887	1,059	1,383	1,722	2,401	3,032	3,524	4,553
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$3.70	$4.10	$3.64	$2.76	$2.34	$2.52	$2.03	$1.54	$2.46	$2.40
Accumulation unit value at end of period	$4.17	$3.70	$4.10	$3.64	$2.76	$2.34	$2.52	$2.03	$1.54	$2.46
Number of accumulation units outstanding at end of period (000 omitted)	1,048	1,295	1,486	1,741	2,073	2,712	3,666	4,665	6,095	8,658
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.91	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	—	—	—	—	—	—	—
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$2.29	$2.35	$2.21	$1.64	$1.47	$1.47	$1.14	$0.90	$1.37	$1.65
Accumulation unit value at end of period	$2.79	$2.29	$2.35	$2.21	$1.64	$1.47	$1.47	$1.14	$0.90	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	16	26	25	26	27	31	38	61	93	162
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$1.61	$1.63	$1.41	$1.03	$0.91	$0.88	$0.78	$0.65	$1.04	$1.07
Accumulation unit value at end of period	$1.77	$1.61	$1.63	$1.41	$1.03	$0.91	$0.88	$0.78	$0.65	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,225	1,580	1,885	2,395	3,031	3,619	4,755	5,810	6,981	8,779
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.51	$1.45	$1.35	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.51	$1.45	$1.35	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	56	46	53	62	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.34	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.50	$1.44	$1.34	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	628	927	1,168	1,637	2,214	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.03	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.98	$1.03	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	41	62	66	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.73	$1.86	$1.71	$1.27	$1.08	$1.11	$0.97	$0.76	$1.19	$1.23
Accumulation unit value at end of period	$2.01	$1.73	$1.86	$1.71	$1.27	$1.08	$1.11	$0.97	$0.76	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,444	1,976	2,308	2,937	3,681	4,369	5,259	9,931	12,695	11,798

16	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.60	$1.58	$1.41	$1.08	$0.92	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.60	$1.58	$1.41	$1.08	$0.92	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	381	258	300	294	345	550	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.19	$2.14	$1.81	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02
Accumulation unit value at end of period	$1.92	$2.19	$2.14	$1.81	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	294	412	379	409	409	471	504	601	590	419
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.66	$1.72	$1.73	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39
Accumulation unit value at end of period	$1.64	$1.66	$1.72	$1.73	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	650	839	799	837	947	1,103	1,381	6,218	5,525	2,450
Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.43	$1.33	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.43	$1.43	$1.33	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	245	160	166	195	253	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.42	$1.33	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.42	$1.42	$1.33	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	243	312	377	449	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.34	$1.26	$1.14	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80
Accumulation unit value at end of period	$1.32	$1.34	$1.26	$1.14	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	474	630	671	728	858	986	1,234	1,165	1,165	1,261
Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.13	$1.20	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.13	$1.20	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94	159	216	88	—	—	—	—	—	—
Janus Aspen Series Enterprise Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.05	$0.80	$0.69	$0.70	$0.57	$0.39	$0.71	$0.59
Accumulation unit value at end of period	$1.34	$1.20	$1.17	$1.05	$0.80	$0.69	$0.70	$0.57	$0.39	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	283	336	332	339	381	382	564	636	712	774
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.02	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.01	$1.02	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	115	31	21	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.21	$1.18	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.17	$1.21	$1.18	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	24	22	—	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$0.93	$0.89	$0.82	$0.61	$0.52	$0.57	$0.46	$0.30	$0.54	$0.44
Accumulation unit value at end of period	$1.05	$0.93	$0.89	$0.82	$0.61	$0.52	$0.57	$0.46	$0.30	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	546	640	666	725	892	1,129	1,435	1,480	1,274	1,368
Janus Aspen Series Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.61	$1.54	$1.38	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	$1.00
Accumulation unit value at end of period	$1.60	$1.61	$1.54	$1.38	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	529	705	892	1,053	1,316	1,767	2,041	17,067	13,325	8,417
Janus Aspen Series Overseas Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$1.31	$1.45	$1.66	$1.46	$1.30	$1.94	$1.56	$0.88	$1.85	$1.46
Accumulation unit value at end of period	$1.21	$1.31	$1.45	$1.66	$1.46	$1.30	$1.94	$1.56	$0.88	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	546	710	826	1,061	1,477	1,933	2,727	3,464	4,541	5,011
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.13	$1.15	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	64	58	13	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,115	1,426	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (9/29/2000)
Accumulation unit value at beginning of period	$1.66	$1.71	$1.86	$1.33	$1.10	$1.24	$0.92	$0.57	$0.95	$0.94
Accumulation unit value at end of period	$1.79	$1.66	$1.71	$1.86	$1.33	$1.10	$1.24	$0.92	$0.57	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	547	675	752	952	1,177	1,567	2,028	2,644	3,033	3,572

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	17

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
MFS® Utilities Series – Service Class (8/13/2001)
Accumulation unit value at beginning of period	$2.77	$3.27	$2.93	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78
Accumulation unit value at end of period	$3.05	$2.77	$3.27	$2.93	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25
Number of accumulation units outstanding at end of period (000 omitted)	510	759	935	1,059	1,217	1,422	1,828	2,262	2,719	3,277
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.36	$1.39	$1.23	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23
Accumulation unit value at end of period	$1.39	$1.36	$1.39	$1.23	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	408	568	652	752	749	931	966	3,120	4,528	2,291
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.66	$1.78	$1.76	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99
Accumulation unit value at end of period	$1.50	$1.66	$1.78	$1.76	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	143	229	259	317	522	673	774	1,089	1,210	1,294
Neuberger Berman AMT International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.10	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04
Accumulation unit value at end of period	$1.04	$1.06	$1.06	$1.10	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	321	397	384	416	533	636	714	4,378	4,519	3,528
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.93	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.93	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.00	$1.95	$1.92	$1.52	$1.27	$1.40	$1.22	$0.88	$1.49	$1.41
Accumulation unit value at end of period	$1.98	$2.00	$1.95	$1.92	$1.52	$1.27	$1.40	$1.22	$0.88	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	466	541	624	840	977	1,190	1,599	1,943	2,308	3,032
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.49	$1.54	$1.52	$1.53	$1.37	$1.37	$1.20	$1.02	$1.20	$1.11
Accumulation unit value at end of period	$1.57	$1.49	$1.54	$1.52	$1.53	$1.37	$1.37	$1.20	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3,237	4,047	5,056	7,039	8,608	9,900	13,311	28,569	31,552	30,934
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.11	$2.27	$2.05	$1.47	$1.26	$1.30	$1.06	$0.78	$1.27	$1.30
Accumulation unit value at end of period	$2.47	$2.11	$2.27	$2.05	$1.47	$1.26	$1.30	$1.06	$0.78	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	224	245	283	329	397	454	619	844	1,049	1,233
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.30	$1.44	$1.45	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04
Accumulation unit value at end of period	$1.46	$1.30	$1.44	$1.45	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,035	1,474	2,070	2,821	3,706	3,840	3,896	11,742	12,942	9,560
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.94	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.97	$0.98	$0.94	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	5	8	3	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.99	$1.00	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	29	91	47	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$2.60	$2.43	$1.92	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11
Accumulation unit value at end of period	$2.29	$2.60	$2.43	$1.92	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	311	371	410	420	440	505	581	765	1,013	1,144
Putnam VT International Equity Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.54	$1.55	$1.67	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63
Accumulation unit value at end of period	$1.49	$1.54	$1.55	$1.67	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	297	406	451	482	601	813	1,000	1,406	1,843	2,419
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.86	$1.88	$1.67	$1.23	$1.07	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$1.99	$1.86	$1.88	$1.67	$1.23	$1.07	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	244	281	292	322	413	551	785	—	—	—
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (9/29/2000)
Accumulation unit value at beginning of period	$2.68	$3.08	$3.22	$2.68	$2.51	$2.88	$2.23	$1.42	$2.53	$2.45
Accumulation unit value at end of period	$3.18	$2.68	$3.08	$3.22	$2.68	$2.51	$2.88	$2.23	$1.42	$2.53
Number of accumulation units outstanding at end of period (000 omitted)	45	60	69	85	140	154	221	275	317	577
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.99	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.94	$0.99	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	121	136	54	—	—	—	—	—	—

18	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Third Avenue Value Portfolio (9/29/2000)
Accumulation unit value at beginning of period	$2.30	$2.54	$2.45	$2.08	$1.64	$2.10	$1.86	$1.29	$2.30	$2.44
Accumulation unit value at end of period	$2.56	$2.30	$2.54	$2.45	$2.08	$1.64	$2.10	$1.86	$1.29	$2.30
Number of accumulation units outstanding at end of period (000 omitted)	119	152	164	199	230	272	354	448	677	1,123
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.54	$0.72	$0.77	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.79	$0.54	$0.72	$0.77	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	31	24	24	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.58	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,660	2,810	3,512	3,263	2,605	2,418	782	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.59	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,475	4,620	5,344	7,159	9,393	10,873	12,544	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.13	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	$1.13	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	28	44	19	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.37	$1.41	$1.30	$1.39	$1.33	$1.22	$1.18	$1.11	$1.12	$1.04
Accumulation unit value at end of period	$1.48	$1.37	$1.41	$1.30	$1.39	$1.33	$1.22	$1.18	$1.11	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,492	2,022	2,441	3,041	4,302	5,081	5,961	17,784	9,290	9,325
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,726	2,209	2,281	2,698	4,118	3,714	1,170	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,853	5,034	5,937	7,897	12,671	13,381	11,054	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	$1.04	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	4	3	11	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,623	—	—	—	—	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.46	$1.46	$1.32	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09
Accumulation unit value at end of period	$1.59	$1.46	$1.46	$1.32	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	429	564	774	901	1,152	1,545	1,786	17,213	10,554	7,024
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.38	$1.33	$1.20	$1.09	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$1.42	$1.36	$1.38	$1.33	$1.20	$1.09	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,506	13,359	15,449	14,217	12,841	10,721	5,136	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.38	$1.33	$1.20	$1.09	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$1.42	$1.37	$1.38	$1.33	$1.20	$1.09	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44,730	55,182	63,193	68,668	75,197	82,805	97,423	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.46	$1.40	$1.21	$1.09	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.50	$1.44	$1.46	$1.40	$1.21	$1.09	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,937	9,044	10,291	10,483	9,367	8,285	3,243	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.46	$1.40	$1.22	$1.09	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.50	$1.44	$1.46	$1.40	$1.22	$1.09	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,766	22,800	25,853	38,781	45,332	49,673	54,821	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.28	$1.29	$1.24	$1.17	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.28	$1.29	$1.24	$1.17	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,103	4,219	4,673	5,745	5,719	4,225	1,619	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	19

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.28	$1.30	$1.25	$1.17	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.28	$1.30	$1.25	$1.17	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,221	13,802	15,860	18,794	23,712	26,508	28,686	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.97	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	3	—	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.97	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	10	5	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (8/14/2001)
Accumulation unit value at beginning of period	$2.67	$2.97	$2.93	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91
Accumulation unit value at end of period	$3.32	$2.67	$2.97	$2.93	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80
Number of accumulation units outstanding at end of period (000 omitted)	771	1,003	1,201	1,446	1,821	2,293	2,885	8,642	9,275	8,677
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.09	$2.10	$1.89	$1.40	$1.20	$1.30	$1.07	$0.79	$1.26	$1.20
Accumulation unit value at end of period	$2.50	$2.09	$2.10	$1.89	$1.40	$1.20	$1.30	$1.07	$0.79	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	103	84	97	138	93	114	125	133	261	377
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.99	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	552	409	188	—	—	—	—	—	—	—
Wanger International (9/29/2000)
Accumulation unit value at beginning of period	$2.27	$2.29	$2.41	$1.98	$1.64	$1.94	$1.57	$1.05	$1.95	$1.69
Accumulation unit value at end of period	$2.22	$2.27	$2.29	$2.41	$1.98	$1.64	$1.94	$1.57	$1.05	$1.95
Number of accumulation units outstanding at end of period (000 omitted)	1,725	2,078	2,439	2,845	3,431	4,351	5,556	9,670	10,494	11,177
Wanger USA (9/29/2000)
Accumulation unit value at beginning of period	$3.11	$3.15	$3.03	$2.28	$1.91	$2.00	$1.63	$1.16	$1.93	$1.85
Accumulation unit value at end of period	$3.51	$3.11	$3.15	$3.03	$2.28	$1.91	$2.00	$1.63	$1.16	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	1,777	2,165	2,561	3,107	3,874	4,825	6,432	9,667	11,268	13,451
Wells Fargo VT Index Asset Allocation Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.05	$2.04	$1.74	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28
Accumulation unit value at end of period	$2.19	$2.05	$2.04	$1.74	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	553	698	749	858	1,123	1,265	1,540	1,871	2,101	2,512
Wells Fargo VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.42	$1.40	$1.49	$1.26	$1.12	$1.29	$1.12	$0.98	$1.68	$1.48
Accumulation unit value at end of period	$1.45	$1.42	$1.40	$1.49	$1.26	$1.12	$1.29	$1.12	$0.98	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	441	551	628	706	859	1,099	1,530	6,732	836	1,104
Wells Fargo VT Opportunity Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.27	$2.36	$2.15	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36
Accumulation unit value at end of period	$2.53	$2.27	$2.36	$2.15	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	362	474	542	597	775	1,053	683	826	977	1,125
Wells Fargo VT Small Cap Growth Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.10	$2.18	$2.24	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18
Accumulation unit value at end of period	$2.25	$2.10	$2.18	$2.24	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	315	424	493	634	870	1,068	1,632	1,942	1,865	2,522
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.99	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$0.93	$0.99	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	33	12	12	—	—	—	—	—	—

Variable account charges of 0.85% of the daily net assets of the variable account.

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.10	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.08	$1.10	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	1	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.50	$1.48	$1.42	$1.16	$1.04	$1.37	$1.16	$0.77	$1.47	$1.24
Accumulation unit value at end of period	$1.48	$1.50	$1.48	$1.42	$1.16	$1.04	$1.37	$1.16	$0.77	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	259	353	384	410	419	457	541	575	523	543

20	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AB VPS Growth and Income Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.70	$1.69	$1.56	$1.17	$1.01	$0.96	$0.85	$0.72	$1.22	$1.17
Accumulation unit value at end of period	$1.87	$1.70	$1.69	$1.56	$1.17	$1.01	$0.96	$0.85	$0.72	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	200	313	346	331	290	297	342	403	480	539
AB VPS International Value Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$0.85	$0.84	$0.90	$0.74	$0.66	$0.82	$0.79	$0.60	$1.29	$1.23
Accumulation unit value at end of period	$0.84	$0.85	$0.84	$0.90	$0.74	$0.66	$0.82	$0.79	$0.60	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1,093	1,198	1,305	1,374	1,565	1,876	2,367	8,672	19,629	9,236
AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.12	$1.93	$1.71	$1.26	$1.09	$1.14	$1.04	$0.77	$1.29	$1.14
Accumulation unit value at end of period	$2.15	$2.12	$1.93	$1.71	$1.26	$1.09	$1.14	$1.04	$0.77	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	218	237	212	221	207	94	94	87	79	78
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.73	$1.18	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.73	$1.18	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	516	217	161	41	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.11	$2.16	$1.87	$1.45	$1.26	$1.28	$1.09	$0.84	$1.13	$1.17
Accumulation unit value at end of period	$2.56	$2.11	$2.16	$1.87	$1.45	$1.26	$1.28	$1.09	$0.84	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	705	901	929	1,126	1,124	1,186	1,278	5,095	5,525	5,416
American Century VP Ultra®, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.04	$1.94	$1.78	$1.31	$1.16	$1.16	$1.01	$0.76	$1.31	$1.09
Accumulation unit value at end of period	$2.11	$2.04	$1.94	$1.78	$1.31	$1.16	$1.16	$1.01	$0.76	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	214	293	333	379	422	460	505	514	565	376
American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.67	$1.75	$1.57	$1.20	$1.06	$1.06	$0.94	$0.79	$1.09	$1.17
Accumulation unit value at end of period	$1.99	$1.67	$1.75	$1.57	$1.20	$1.06	$1.06	$0.94	$0.79	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,615	1,931	2,021	2,219	2,346	1,964	1,982	1,932	1,749	2,079
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.18	$1.17	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.16	$1.18	$1.17	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	309	893	363	431	57	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.79	$1.88	$1.83	$1.25	$1.06	$1.05	$0.85	$0.60	$1.02	$1.00
Accumulation unit value at end of period	$1.87	$1.79	$1.88	$1.83	$1.25	$1.06	$1.05	$0.85	$0.60	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	324	381	419	407	251	243	270	253	260	255
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.64	$1.63	$1.49	$1.24	$1.09	$1.08	$0.97	$0.78	$1.13	$1.12
Accumulation unit value at end of period	$1.74	$1.64	$1.63	$1.49	$1.24	$1.09	$1.08	$0.97	$0.78	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	919	611	488	513	486	549	572	656	204	215
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.55	$0.72	$0.93	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.61	$0.55	$0.72	$0.93	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112	22	57	11	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.38	$1.36	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.38	$1.36	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	143	78	67	34	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.14	$2.14	$1.88	$1.42	$1.26	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.29	$2.14	$2.14	$1.88	$1.42	$1.26	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	24	2	3	1	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.73	$1.52	$1.14	$1.01	$0.97	$0.83	$0.68	$1.18	$1.16
Accumulation unit value at end of period	$1.85	$1.73	$1.73	$1.52	$1.14	$1.01	$0.97	$0.83	$0.68	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	134	171	156	153	121	130	134	142	166	252
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.92	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.91	$0.92	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	23	51	55	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.75	$1.61	$1.28	$1.14	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.90	$1.69	$1.75	$1.61	$1.28	$1.14	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	49	66	75	47	20	1	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	21

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.48	$1.54	$1.41	$1.12	$0.99	$1.05	$0.91	$0.72	$1.22	$1.14
Accumulation unit value at end of period	$1.67	$1.48	$1.54	$1.41	$1.12	$0.99	$1.05	$0.91	$0.72	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1,549	1,872	2,251	2,535	2,800	3,667	4,185	49,381	36,484	17,683
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.90	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.89	$0.91	$0.90	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	17	29	26	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$1.07	$1.11	$1.14	$0.95	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.97	$1.07	$1.11	$1.14	$0.95	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	34	33	21	15	15	1	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.33	$1.47	$1.52	$1.56	$1.31	$1.67	$1.40	$0.81	$1.77	$1.29
Accumulation unit value at end of period	$1.38	$1.33	$1.47	$1.52	$1.56	$1.31	$1.67	$1.40	$0.81	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	809	912	1,007	1,084	1,152	1,312	1,289	6,199	11,398	4,624
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$1.04	$1.04	$1.14	$1.08	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.96	$1.04	$1.04	$1.14	$1.08	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	108	104	90	121	136	81	50	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.28	$1.28	$1.40	$1.32	$1.27	$1.20	$1.09	$1.10	$1.04
Accumulation unit value at end of period	$1.16	$1.19	$1.28	$1.28	$1.40	$1.32	$1.27	$1.20	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	638	722	774	973	1,503	1,639	1,897	21,067	17,305	13,183
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.96	$0.97	$0.98	$0.99	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.96	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	114	57	42	57	69	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.03	$1.04	$1.05	$1.05	$1.06	$1.07	$1.06	$1.02
Accumulation unit value at end of period	$1.00	$1.01	$1.02	$1.03	$1.04	$1.05	$1.05	$1.06	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,545	1,403	1,048	1,244	1,527	2,527	2,560	4,369	6,188	3,844
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.40	$1.36	$1.30	$1.13	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.51	$1.37	$1.40	$1.36	$1.30	$1.13	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	125	125	123	139	123	47	13	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.76	$1.79	$1.74	$1.66	$1.44	$1.38	$1.22	$0.80	$1.08	$1.07
Accumulation unit value at end of period	$1.94	$1.76	$1.79	$1.74	$1.66	$1.44	$1.38	$1.22	$0.80	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	576	671	653	781	873	765	889	805	733	896
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.37	$1.34	$1.28	$1.13	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.48	$1.35	$1.37	$1.34	$1.28	$1.13	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	714	717	877	67	67	42	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.76	$1.71	$1.65	$1.45	$1.37	$1.22	$0.87	$1.08	$1.06
Accumulation unit value at end of period	$1.90	$1.73	$1.76	$1.71	$1.65	$1.45	$1.37	$1.22	$0.87	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	932	591	694	828	1,286	1,546	1,582	28,173	13,694	9,778
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.11	$1.14	$1.07	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.15	$1.16	$1.11	$1.14	$1.07	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	114	108	96	142	204	118	47	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.39	$1.40	$1.34	$1.38	$1.30	$1.22	$1.14	$1.00	$1.08	$1.04
Accumulation unit value at end of period	$1.44	$1.39	$1.40	$1.34	$1.38	$1.30	$1.22	$1.14	$1.00	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,080	2,091	2,293	3,020	5,137	5,199	5,798	65,945	53,345	39,535
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.17	$2.01	$1.78	$1.38	$1.16	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.17	$2.17	$2.01	$1.78	$1.38	$1.16	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	38	8	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.86	$1.72	$1.52	$1.18	$0.99	$1.03	$0.89	$0.65	$1.18	$1.16
Accumulation unit value at end of period	$1.86	$1.86	$1.72	$1.52	$1.18	$0.99	$1.03	$0.89	$0.65	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	301	352	352	308	337	190	242	240	447	651

22	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.79	$1.79	$1.60	$1.22	$1.07	$1.06	$0.93	$0.74	$1.19	$1.15
Accumulation unit value at end of period	$1.98	$1.79	$1.79	$1.60	$1.22	$1.07	$1.06	$0.93	$0.74	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	538	454	323	332	260	553	512	239	225	177
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.08	$1.08	$1.02	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.04	$1.08	$1.08	$1.08	$1.02	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	596	344	2,111	116	12	12	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.99	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	$0.99	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	143	19	8	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.02	$1.04	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,015	952	609	290	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.05	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.02	$1.05	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,742	2,639	2,852	739	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.03	$1.07	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72,631	78,901	72,940	29,502	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.06	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.03	$1.06	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50,151	51,457	54,126	24,449	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.62	$1.53	$1.18	$1.07	$1.27	$1.00	—	—	—
Accumulation unit value at end of period	$1.72	$1.70	$1.62	$1.53	$1.18	$1.07	$1.27	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	1	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.90	$1.81	$1.70	$1.31	$1.19	$1.41	$1.13	$0.70	$1.27	$1.13
Accumulation unit value at end of period	$1.92	$1.90	$1.81	$1.70	$1.31	$1.19	$1.41	$1.13	$0.70	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	40	54	50	42	75	83	91	108	44	33
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$2.04	$1.83	$1.34	$1.15	$1.26	$1.00	—	—	—
Accumulation unit value at end of period	$2.16	$1.92	$2.04	$1.83	$1.34	$1.15	$1.26	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	40	40	44	47	40	36	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.84	$1.65	$1.21	$1.03	$1.14	$0.93	$0.67	$1.23	$1.12
Accumulation unit value at end of period	$1.96	$1.73	$1.84	$1.65	$1.21	$1.03	$1.14	$0.93	$0.67	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	269	347	433	479	462	556	657	3,436	5,567	3,208
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.32	$1.46	$1.21	$1.04	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.38	$1.32	$1.46	$1.21	$1.04	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	22	22	18	21	12	3	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.35	$1.11	$0.95	$1.10	$0.97	$0.77	$1.30	$1.17
Accumulation unit value at end of period	$1.19	$1.27	$1.22	$1.35	$1.11	$0.95	$1.10	$0.97	$0.77	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	429	169	167	148	142	296	158	143	125	122
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.95	$2.07	$1.88	$1.37	$1.17	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$2.31	$1.95	$2.07	$1.88	$1.37	$1.17	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	8	51	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.67	$1.77	$1.60	$1.17	$1.00	$1.03	$0.86	$0.69	$1.14	$1.16
Accumulation unit value at end of period	$1.98	$1.67	$1.77	$1.60	$1.17	$1.00	$1.03	$0.86	$0.69	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	130	151	184	167	207	200	201	46	25	46
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.99	$2.08	$1.98	$1.35	$1.15	$1.27	$1.00	—	—	—
Accumulation unit value at end of period	$2.24	$1.99	$2.08	$1.98	$1.35	$1.15	$1.27	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	23

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.81	$1.89	$1.79	$1.22	$1.04	$1.15	$0.92	$0.66	$1.08	$1.14
Accumulation unit value at end of period	$2.04	$1.81	$1.89	$1.79	$1.22	$1.04	$1.15	$0.92	$0.66	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	125	135	153	158	37	57	57	39	40	24
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.04	$1.07	$1.04	$1.05	$0.95	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.04	$1.07	$1.04	$1.05	$0.95	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	46	22	57	116	52	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.97	$1.93	$1.44	$1.22	$1.29	$1.00	—	—	—
Accumulation unit value at end of period	$2.12	$1.82	$1.97	$1.93	$1.44	$1.22	$1.29	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	24	29	33	32	28	21	—	—	—
Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	436	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	225	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.03	$0.98	$1.01	$1.01	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$1.03	$1.03	$0.98	$1.01	$1.01	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	65	65	104	104	47	13	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.14	$1.09	$1.12	$1.11	$1.10	$1.08	$1.03	$1.07	$1.02
Accumulation unit value at end of period	$1.16	$1.14	$1.14	$1.09	$1.12	$1.11	$1.10	$1.08	$1.03	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	388	531	581	847	1,314	1,875	1,695	1,227	1,284	354
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/24/2006)
Accumulation unit value at beginning of period	$0.47	$0.64	$0.78	$0.87	$0.90	$1.04	$0.90	$0.76	$1.15	$0.99
Accumulation unit value at end of period	$0.53	$0.47	$0.64	$0.78	$0.87	$0.90	$1.04	$0.90	$0.76	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	476	448	582	645	646	751	720	677	524	327
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.02	$1.00	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	$1.02	$1.00	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	55	61	42	20	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.20	$1.24	$1.07	$0.88	$1.04	$0.95	$0.77	$1.35	$1.16
Accumulation unit value at end of period	$1.12	$1.20	$1.20	$1.24	$1.07	$0.88	$1.04	$0.95	$0.77	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	87	119	167	194	94	112	107	133	96	39
Eaton Vance VT Floating-Rate Income Fund – Initial Class (7/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.28	$1.29	$1.25	$1.17	$1.15	$1.07	$0.75	$1.03	$1.02
Accumulation unit value at end of period	$1.36	$1.26	$1.28	$1.29	$1.25	$1.17	$1.15	$1.07	$0.75	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,074	1,133	1,228	1,567	1,404	1,593	1,698	17,103	10,945	7,332
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.83	$1.84	$1.66	$1.28	$1.11	$1.15	$0.99	$0.74	$1.30	$1.12
Accumulation unit value at end of period	$1.95	$1.83	$1.84	$1.66	$1.28	$1.11	$1.15	$0.99	$0.74	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	2,744	3,404	3,620	4,019	4,288	4,252	4,934	12,509	24,724	15,405
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.88	$1.93	$1.83	$1.36	$1.20	$1.35	$1.06	$0.77	$1.28	$1.12
Accumulation unit value at end of period	$2.09	$1.88	$1.93	$1.83	$1.36	$1.20	$1.35	$1.06	$0.77	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1,664	2,047	2,182	2,422	2,667	2,856	3,483	12,950	16,441	8,335
Fidelity® VIP Overseas Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.21	$1.33	$1.03	$0.86	$1.05	$0.94	$0.75	$1.35	$1.17
Accumulation unit value at end of period	$1.16	$1.24	$1.21	$1.33	$1.03	$0.86	$1.05	$0.94	$0.75	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	608	735	946	980	781	959	986	970	842	615
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.98	$1.01	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	134	151	660	2,093	—	—	—	—	—	—

24	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Franklin Global Real Estate VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.06	$1.06	$0.93	$0.92	$0.73	$0.78	$0.65	$0.55	$0.96	$1.22
Accumulation unit value at end of period	$1.06	$1.06	$1.06	$0.93	$0.92	$0.73	$0.78	$0.65	$0.55	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	804	881	1,142	1,218	1,097	862	887	673	680	650
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.11	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	$1.11	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	123	231	1,421	580	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.51	$1.42	$1.12	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14
Accumulation unit value at end of period	$1.63	$1.42	$1.51	$1.42	$1.12	$0.98	$1.00	$0.91	$0.73	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	820	1,021	1,153	1,263	1,385	1,583	2,008	2,267	2,178	2,149
Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.66	$1.80	$1.81	$1.34	$1.14	$1.20	$0.94	$0.73	$1.11	$1.14
Accumulation unit value at end of period	$2.14	$1.66	$1.80	$1.81	$1.34	$1.14	$1.20	$0.94	$0.73	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	612	891	1,204	1,314	1,364	1,289	1,389	1,361	1,250	1,230
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.91	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.69	$1.70	$1.48	$1.08	$0.95	$0.92	$0.83	$0.69	$1.10	$1.13
Accumulation unit value at end of period	$1.85	$1.69	$1.70	$1.48	$1.08	$0.95	$0.92	$0.83	$0.69	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	338	369	383	405	378	330	330	334	327	442
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.49	$1.44	$1.34	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.49	$1.44	$1.34	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78	89	102	126	132	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.03	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.98	$1.03	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112	21	52	78	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.58	$1.69	$1.57	$1.16	$0.99	$1.02	$0.89	$0.70	$1.09	$1.13
Accumulation unit value at end of period	$1.83	$1.58	$1.69	$1.57	$1.16	$0.99	$1.02	$0.89	$0.70	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	333	418	439	690	624	906	983	12,830	16,049	9,159
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.57	$1.56	$1.39	$1.08	$0.92	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.57	$1.56	$1.39	$1.08	$0.92	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	439	405	427	453	456	525	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.29	$2.25	$1.90	$1.37	$1.14	$1.11	$1.07	$0.84	$1.20	$1.08
Accumulation unit value at end of period	$2.01	$2.29	$2.25	$1.90	$1.37	$1.14	$1.11	$1.07	$0.84	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	391	495	418	424	484	527	590	568	523	591
Invesco V.I. International Growth Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.50	$1.51	$1.28	$1.12	$1.22	$1.09	$0.82	$1.38	$1.22
Accumulation unit value at end of period	$1.43	$1.45	$1.50	$1.51	$1.28	$1.12	$1.22	$1.09	$0.82	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	808	901	666	698	611	858	976	15,690	12,686	4,981
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.41	$1.32	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.42	$1.41	$1.32	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	240	350	364	428	466	—	—	—	—	—
Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.13	$1.20	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.03	$1.13	$1.20	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	55	78	62	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.02	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.01	$1.02	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	84	103	12	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.21	$1.18	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.17	$1.21	$1.18	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	25

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Janus Aspen Series Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.59	$1.53	$1.37	$1.06	$0.90	$0.97	$0.85	$0.63	$1.06	$1.00
Accumulation unit value at end of period	$1.58	$1.59	$1.53	$1.37	$1.06	$0.90	$0.97	$0.85	$0.63	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	661	848	1,054	1,274	1,649	2,266	2,566	42,014	28,397	15,952
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.13	$1.14	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	31	31	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	630	749	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$1.86	$2.20	$1.97	$1.65	$1.47	$1.40	$1.24	$0.94	$1.53	$1.21
Accumulation unit value at end of period	$2.05	$1.86	$2.20	$1.97	$1.65	$1.47	$1.40	$1.24	$0.94	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	427	497	611	704	827	920	1,037	951	939	946
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.37	$1.40	$1.24	$1.22	$0.95	$1.06	$0.88	$0.63	$1.13	$1.25
Accumulation unit value at end of period	$1.40	$1.37	$1.40	$1.24	$1.22	$0.95	$1.06	$0.88	$0.63	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	568	682	648	761	715	780	754	6,451	7,885	2,724
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.91	$2.05	$2.03	$1.49	$1.38	$1.50	$1.15	$0.74	$1.39	$1.15
Accumulation unit value at end of period	$1.73	$1.91	$2.05	$2.03	$1.49	$1.38	$1.50	$1.15	$0.74	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	152	200	257	261	308	366	325	258	307	239
Neuberger Berman AMT International Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.24	$1.06	$0.91	$1.04	$0.86	$0.65	$1.21	$1.19
Accumulation unit value at end of period	$1.17	$1.20	$1.19	$1.24	$1.06	$0.91	$1.04	$0.86	$0.65	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	271	263	168	204	284	394	403	8,659	7,536	5,181
Neuberger Berman AMT Socially Responsive Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19	$0.97	$0.75	$1.25	$1.17
Accumulation unit value at end of period	$1.99	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19	$0.97	$0.75	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	113	127	162	224	203	175	141	98	92	121
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.93	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.93	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—	—	—	—
Oppenheimer Equity Income Fund/VA, Service Shares* (9/15/2006)
Accumulation unit value at beginning of period	$1.29	$1.45	$1.32	$1.03	$0.92	$0.97	$0.85	$0.65	$1.12	$1.07
Accumulation unit value at end of period	$1.48	$1.29	$1.45	$1.32	$1.03	$0.92	$0.97	$0.85	$0.65	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	287	392	545	538	580	606	640	710	754	331
*Oppenheimer Equity Income Fund/VA, Service Shares merged into Oppenheimer Main Street Fund®/VA, Service Shares on April 28, 2017.
Oppenheimer Global Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.66	$1.62	$1.60	$1.27	$1.06	$1.17	$1.02	$0.74	$1.24	$1.18
Accumulation unit value at end of period	$1.64	$1.66	$1.62	$1.60	$1.27	$1.06	$1.17	$1.02	$0.74	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	518	668	862	944	904	1,019	1,049	1,088	1,224	1,142
Oppenheimer Global Strategic Income Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.47	$1.45	$1.46	$1.30	$1.31	$1.15	$0.98	$1.15	$1.06
Accumulation unit value at end of period	$1.50	$1.42	$1.47	$1.45	$1.46	$1.30	$1.31	$1.15	$0.98	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,573	2,088	2,682	4,677	4,369	4,659	5,313	39,107	28,992	21,361
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.86	$2.00	$1.80	$1.29	$1.11	$1.15	$0.94	$0.69	$1.13	$1.15
Accumulation unit value at end of period	$2.17	$1.86	$2.00	$1.80	$1.29	$1.11	$1.15	$0.94	$0.69	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	258	303	286	316	340	364	427	499	478	505
PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.44	$1.44	$1.45	$1.28	$1.26	$1.13	$0.94	$1.12	$1.05
Accumulation unit value at end of period	$1.45	$1.29	$1.44	$1.44	$1.45	$1.28	$1.26	$1.13	$0.94	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	834	1,087	1,453	2,122	2,816	2,795	2,528	23,718	23,226	15,404
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.94	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.97	$0.98	$0.94	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	20	3	3	3	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.99	$1.00	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	40	40	20	—	—	—	—	—	—

26	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.99	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.94	$0.99	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	169	196	169	47	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.54	$0.71	$0.77	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.79	$0.54	$0.71	$0.77	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	23	28	28	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.52	$1.46	$1.22	$1.08	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.57	$1.50	$1.52	$1.46	$1.22	$1.08	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,479	14,383	14,525	16,639	14,124	13,318	4,063	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.53	$1.46	$1.22	$1.08	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.58	$1.50	$1.53	$1.46	$1.22	$1.08	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,673	18,427	20,503	28,537	32,697	38,062	38,056	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.07	$1.11	$1.07	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.11	$1.12	$1.07	$1.11	$1.07	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	66	68	67	56	57	50	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.11	$1.12	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	108	69	31	21	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.17	$1.09	$1.16	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.14	$1.17	$1.09	$1.16	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	64	70	139	148	58	13	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.33	$1.36	$1.26	$1.35	$1.29	$1.18	$1.14	$1.08	$1.09	$1.01
Accumulation unit value at end of period	$1.43	$1.33	$1.36	$1.26	$1.35	$1.29	$1.18	$1.14	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	918	1,160	1,247	1,549	2,925	3,019	2,940	33,459	10,749	8,367
Variable Portfolio – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.60	$1.41	$1.38	$1.07	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.62	$1.56	$1.60	$1.41	$1.38	$1.07	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	44	31	21	20	11	5	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.43	$1.51	$1.25	$1.03	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.38	$1.40	$1.43	$1.51	$1.25	$1.03	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	52	62	62	60	39	21	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.19	$1.20	$1.17	$1.14	$1.07	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.19	$1.20	$1.17	$1.14	$1.07	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,327	7,279	7,504	9,027	12,696	11,924	2,392	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,632	17,327	17,214	23,394	38,206	42,300	29,947	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	33	32	30	32	35	22	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.16	$1.16	$1.12	$1.06	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.13	$1.16	$1.16	$1.12	$1.06	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	77	57	195	103	92	24	—	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.11	$1.07	$1.10	$1.06	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.11	$1.11	$1.07	$1.10	$1.06	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72	26	21	3	3	9	1	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.90	$1.75	$1.38	$1.20	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.87	$1.82	$1.90	$1.75	$1.38	$1.20	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	16	18	20	11	3	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	27

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.99	$1.04	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	5	5	5	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,820	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.10	$1.92	$1.72	$1.34	$1.19	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.20	$2.10	$1.92	$1.72	$1.34	$1.19	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	6	6	6	5	—	—	—	—
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.12	$2.02	$1.85	$1.37	$1.22	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$2.05	$2.12	$2.02	$1.85	$1.37	$1.22	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	15	19	19	21	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.72	$1.55	$1.22	$1.11	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.86	$1.71	$1.72	$1.55	$1.22	$1.11	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	3	3	3	7	2	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.49	$1.49	$1.35	$1.06	$0.97	$1.01	$0.91	$0.70	$1.15	$1.12
Accumulation unit value at end of period	$1.62	$1.49	$1.49	$1.35	$1.06	$0.97	$1.01	$0.91	$0.70	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	387	479	593	799	947	1,428	1,540	41,033	20,446	10,815
Variable Portfolio – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.93	$1.77	$1.31	$1.14	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$2.14	$1.89	$1.93	$1.77	$1.31	$1.14	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	57	52	53	25	29	25	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.38	$1.32	$1.20	$1.09	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.36	$1.38	$1.32	$1.20	$1.09	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74,199	75,641	77,343	80,414	81,743	64,312	26,271	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.38	$1.32	$1.20	$1.09	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.36	$1.38	$1.32	$1.20	$1.09	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	204,097	226,393	244,975	258,461	267,004	260,157	274,743	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.49	$1.43	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48,711	53,188	55,428	61,207	58,700	50,434	21,613	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.49	$1.43	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69,769	82,745	90,057	125,022	140,113	157,906	171,003	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.27	$1.29	$1.24	$1.17	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.27	$1.29	$1.24	$1.17	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,500	14,114	15,657	17,601	21,652	15,493	6,340	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.28	$1.29	$1.24	$1.17	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.28	$1.29	$1.24	$1.17	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37,740	43,141	48,921	58,430	75,889	72,637	73,389	—	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.83	$1.72	$1.33	$1.20	$1.24	$1.00	—	—	—
Accumulation unit value at end of period	$1.97	$1.93	$1.83	$1.72	$1.33	$1.20	$1.24	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	21	22	22	22	20	14	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.97	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.97	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	15	—	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.

28	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.43	$1.44	$1.22	$1.07	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.38	$1.43	$1.44	$1.22	$1.07	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	76	71	79	70	65	67	21	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.92	$1.94	$1.40	$1.27	$1.29	$1.00	—	—	—
Accumulation unit value at end of period	$1.90	$1.80	$1.92	$1.94	$1.40	$1.27	$1.29	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	2	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.77	$1.75	$1.31	$1.17	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$1.97	$1.59	$1.77	$1.75	$1.31	$1.17	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	43	44	48	57	59	20	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.61	$1.79	$1.77	$1.32	$1.17	$1.24	$1.00	$0.74	$1.09	$1.16
Accumulation unit value at end of period	$2.00	$1.61	$1.79	$1.77	$1.32	$1.17	$1.24	$1.00	$0.74	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	289	337	448	597	755	1,091	1,224	23,507	19,560	11,230
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.34	$1.45	$1.21	$1.01	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.32	$1.34	$1.45	$1.21	$1.01	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	3	—	—	—	—
Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.87	$1.72	$1.36	$1.20	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.92	$1.70	$1.87	$1.72	$1.36	$1.20	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	2	2	5	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.02	$1.06	$1.05	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.05	$1.06	$1.02	$1.06	$1.05	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	32	35	34	28	27	24	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.97	$1.78	$1.32	$1.14	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$2.34	$1.96	$1.97	$1.78	$1.32	$1.14	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	11	7	13	7	8	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.94	$1.96	$1.76	$1.31	$1.13	$1.21	$1.00	$0.74	$1.18	$1.12
Accumulation unit value at end of period	$2.32	$1.94	$1.96	$1.76	$1.31	$1.13	$1.21	$1.00	$0.74	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	80	80	70	78	110	90	42	25	38	90
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.01	$1.03	$1.02	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.01	$1.01	$1.03	$1.02	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	567	431	312	4	2	5	—	—	—	—
Wanger International (7/24/2006)
Accumulation unit value at beginning of period	$1.64	$1.65	$1.75	$1.44	$1.19	$1.41	$1.14	$0.77	$1.42	$1.23
Accumulation unit value at end of period	$1.61	$1.64	$1.65	$1.75	$1.44	$1.19	$1.41	$1.14	$0.77	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	815	1,044	1,266	1,411	1,543	1,820	1,927	12,174	8,104	3,826
Wanger USA (7/24/2006)
Accumulation unit value at beginning of period	$1.87	$1.90	$1.83	$1.38	$1.16	$1.21	$0.99	$0.70	$1.17	$1.12
Accumulation unit value at end of period	$2.11	$1.87	$1.90	$1.83	$1.38	$1.16	$1.21	$0.99	$0.70	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,201	1,605	1,582	1,739	1,938	2,126	2,399	10,440	8,697	5,535
Wells Fargo VT International Equity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.10	$1.17	$0.99	$0.88	$1.02	$0.88	$0.77	$1.33	$1.17
Accumulation unit value at end of period	$1.14	$1.11	$1.10	$1.17	$0.99	$0.88	$1.02	$0.88	$0.77	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	254	301	303	397	495	830	982	19,736	177	207
Wells Fargo VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.91	$1.99	$1.82	$1.40	$1.22	$1.31	$1.06	$0.73	$1.22	$1.16
Accumulation unit value at end of period	$2.13	$1.91	$1.99	$1.82	$1.40	$1.22	$1.31	$1.06	$0.73	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	186	241	298	330	331	351	69	79	71	69
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.15	$2.23	$2.29	$1.54	$1.44	$1.52	$1.21	$0.80	$1.38	$1.22
Accumulation unit value at end of period	$2.29	$2.15	$2.23	$2.29	$1.54	$1.44	$1.52	$1.21	$0.80	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	275	314	345	370	454	531	596	486	519	471
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.99	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$0.92	$0.99	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	25	40	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	29

Variable account charges of 0.95% of the daily net assets of the variable account.

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.10	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.08	$1.10	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	26	23	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.37	$1.35	$1.30	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14
Accumulation unit value at end of period	$1.34	$1.37	$1.35	$1.30	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	78	84	73	82	90	114	178	330	249	316
AB VPS Growth and Income Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.85	$1.84	$1.70	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29
Accumulation unit value at end of period	$2.03	$1.85	$1.84	$1.70	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	730	921	1,096	1,262	1,374	1,662	2,011	2,557	3,315	5,003
AB VPS International Value Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.71	$1.69	$1.82	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49
Accumulation unit value at end of period	$1.68	$1.71	$1.69	$1.82	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61
Number of accumulation units outstanding at end of period (000 omitted)	937	1,154	1,378	1,516	1,774	2,344	3,170	4,591	6,466	6,875
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$2.24	$2.04	$1.81	$1.33	$1.16	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.27	$2.24	$2.04	$1.81	$1.33	$1.16	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	75	29	8	8	8	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.73	$1.18	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.73	$1.18	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	774	398	327	35	—	—	—	—	—	—
American Century VP International, Class I (9/29/2000)
Accumulation unit value at beginning of period	$1.15	$1.15	$1.23	$1.01	$0.84	$0.97	$0.86	$0.65	$1.19	$1.02
Accumulation unit value at end of period	$1.07	$1.15	$1.15	$1.23	$1.01	$0.84	$0.97	$0.86	$0.65	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	146	161	208	213	236	319	409	559	738	1,120
American Century VP International, Class II (8/13/2001)
Accumulation unit value at beginning of period	$1.58	$1.58	$1.70	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42
Accumulation unit value at end of period	$1.48	$1.58	$1.58	$1.70	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	239	275	344	417	535	596	758	1,017	1,298	1,457
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.67	$1.71	$1.49	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00
Accumulation unit value at end of period	$2.03	$1.67	$1.71	$1.49	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	376	430	491	494	493	522	644	1,306	1,860	1,583
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$1.83	$1.74	$1.60	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99
Accumulation unit value at end of period	$1.89	$1.83	$1.74	$1.60	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	228	269	308	320	337	346	403	473	394	409
American Century VP Value, Class I (9/29/2000)
Accumulation unit value at beginning of period	$2.77	$2.91	$2.60	$1.99	$1.75	$1.75	$1.56	$1.31	$1.81	$1.93
Accumulation unit value at end of period	$3.31	$2.77	$2.91	$2.60	$1.99	$1.75	$1.75	$1.56	$1.31	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	155	179	190	196	204	249	363	421	753	1,491
American Century VP Value, Class II (8/13/2001)
Accumulation unit value at beginning of period	$2.23	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57
Accumulation unit value at end of period	$2.65	$2.23	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	1,716	1,888	2,054	2,081	2,288	2,765	3,380	3,565	4,138	6,071
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.18	$1.17	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.15	$1.18	$1.17	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	638	888	670	604	119	—	—	—	—	—
Calvert VP SRI Balanced Portfolio – Class I (9/29/2000)
Accumulation unit value at beginning of period	$1.41	$1.46	$1.34	$1.15	$1.05	$1.01	$0.91	$0.74	$1.08	$1.06
Accumulation unit value at end of period	$1.51	$1.41	$1.46	$1.34	$1.15	$1.05	$1.01	$0.91	$0.74	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	270	363	373	422	514	656	743	1,174	1,596	1,765
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.77	$1.87	$1.81	$1.24	$1.05	$1.05	$0.85	$0.60	$1.02	$1.00
Accumulation unit value at end of period	$1.86	$1.77	$1.87	$1.81	$1.24	$1.05	$1.05	$0.85	$0.60	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	17	29	43	131	61	62	25	33	25	57
Columbia Variable Portfolio – Balanced Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.59	$1.58	$1.45	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09
Accumulation unit value at end of period	$1.68	$1.59	$1.58	$1.45	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,507	1,172	714	748	806	952	1,174	1,503	1,256	2,079

30	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.72	$0.93	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.61	$0.54	$0.72	$0.93	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	17	83	2	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.38	$1.36	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.38	$1.36	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	300	206	112	31	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.13	$2.13	$1.87	$1.42	$1.26	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.27	$2.13	$2.13	$1.87	$1.42	$1.26	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	100	92	76	6	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.31	$1.31	$1.15	$0.87	$0.77	$0.74	$0.64	$0.52	$0.90	$0.89
Accumulation unit value at end of period	$1.40	$1.31	$1.31	$1.15	$0.87	$0.77	$0.74	$0.64	$0.52	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	1,414	1,682	1,972	2,316	2,926	3,385	4,208	5,331	6,962	9,846
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.92	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$0.92	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.75	$1.61	$1.28	$1.14	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.89	$1.68	$1.75	$1.61	$1.28	$1.14	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	308	257	200	115	15	11	8	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.28	$2.36	$2.17	$1.73	$1.53	$1.63	$1.41	$1.11	$1.89	$1.77
Accumulation unit value at end of period	$2.56	$2.28	$2.36	$2.17	$1.73	$1.53	$1.63	$1.41	$1.11	$1.89
Number of accumulation units outstanding at end of period (000 omitted)	2,427	2,785	3,484	3,966	4,629	5,804	7,452	15,846	16,588	17,673
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.90	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.89	$0.91	$0.90	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	190	117	146	65	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$1.07	$1.10	$1.14	$0.95	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	$1.07	$1.10	$1.14	$0.95	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	374	264	343	215	121	113	28	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.47	$2.74	$2.83	$2.91	$2.44	$3.12	$2.63	$1.52	$3.32	$2.43
Accumulation unit value at end of period	$2.57	$2.47	$2.74	$2.83	$2.91	$2.44	$3.12	$2.63	$1.52	$3.32
Number of accumulation units outstanding at end of period (000 omitted)	457	520	672	809	1,039	1,311	1,541	2,172	3,087	2,342
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$1.03	$1.04	$1.13	$1.08	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.96	$1.03	$1.04	$1.13	$1.08	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	100	94	95	115	188	210	47	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.65	$1.78	$1.78	$1.95	$1.85	$1.78	$1.69	$1.53	$1.55	$1.45
Accumulation unit value at end of period	$1.62	$1.65	$1.78	$1.78	$1.95	$1.85	$1.78	$1.69	$1.53	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	956	1,304	1,548	1,833	2,318	2,690	3,431	7,293	7,887	7,970
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,674	3,446	681	154	71	53	2	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.07	$1.08	$1.09	$1.10	$1.11	$1.12	$1.13	$1.14	$1.13	$1.09
Accumulation unit value at end of period	$1.06	$1.07	$1.08	$1.09	$1.10	$1.11	$1.12	$1.13	$1.14	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,164	2,239	2,144	3,134	4,234	6,574	7,460	10,791	17,221	16,036
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.39	$1.36	$1.29	$1.13	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.50	$1.36	$1.39	$1.36	$1.29	$1.13	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	246	210	323	227	195	88	7	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.27	$2.31	$2.25	$2.15	$1.87	$1.79	$1.58	$1.04	$1.40	$1.39
Accumulation unit value at end of period	$2.51	$2.27	$2.31	$2.25	$2.15	$1.87	$1.79	$1.58	$1.04	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	1,274	1,573	1,820	2,053	2,410	2,821	3,661	5,150	6,762	10,346

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	31

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.37	$1.33	$1.28	$1.13	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.47	$1.34	$1.37	$1.33	$1.28	$1.13	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	412	937	1,032	1,051	112	151	64	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.79	$1.82	$1.77	$1.70	$1.50	$1.42	$1.27	$0.90	$1.12	$1.10
Accumulation unit value at end of period	$1.96	$1.79	$1.82	$1.77	$1.70	$1.50	$1.42	$1.27	$0.90	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,015	905	1,039	1,267	1,655	2,014	2,114	7,874	4,529	3,644
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.10	$1.14	$1.07	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.14	$1.15	$1.10	$1.14	$1.07	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	337	300	183	229	245	200	78	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.69	$1.70	$1.63	$1.69	$1.58	$1.50	$1.40	$1.23	$1.33	$1.28
Accumulation unit value at end of period	$1.75	$1.69	$1.70	$1.63	$1.69	$1.58	$1.50	$1.40	$1.23	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	3,722	4,417	4,902	5,767	7,188	7,795	9,690	24,712	25,908	24,395
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.15	$2.00	$1.77	$1.38	$1.16	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.16	$2.15	$2.00	$1.77	$1.38	$1.16	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	115	103	39	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$0.94	$0.87	$0.77	$0.60	$0.50	$0.52	$0.45	$0.33	$0.60	$0.59
Accumulation unit value at end of period	$0.94	$0.94	$0.87	$0.77	$0.60	$0.50	$0.52	$0.45	$0.33	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	1,342	1,826	1,694	1,731	1,985	2,191	2,489	2,970	4,065	7,041
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.55	$1.55	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00
Accumulation unit value at end of period	$1.71	$1.55	$1.55	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,026	2,192	2,191	1,912	2,325	2,437	3,157	4,108	4,734	5,995
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.08	$1.07	$1.02	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.03	$1.07	$1.08	$1.07	$1.02	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	741	532	804	172	90	47	4	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.99	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	$0.99	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	372	281	218	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.02	$1.04	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,776	6,274	2,793	1,545	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.08	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.05	$1.08	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26,125	18,730	13,568	3,888	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.11	$1.16	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	147,274	113,712	69,461	26,594	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.16	$1.20	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	287,326	247,127	193,714	130,609	51,139	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.62	$1.52	$1.17	$1.07	$1.27	$1.00	—	—	—
Accumulation unit value at end of period	$1.70	$1.69	$1.62	$1.52	$1.17	$1.07	$1.27	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	54	42	14	14	13	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (5/1/2001)
Accumulation unit value at beginning of period	$2.00	$1.92	$1.80	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20
Accumulation unit value at end of period	$2.03	$2.00	$1.92	$1.80	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	144	243	251	301	384	437	488	854	698	907
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$2.03	$1.83	$1.34	$1.14	$1.26	$1.00	—	—	—
Accumulation unit value at end of period	$2.15	$1.91	$2.03	$1.83	$1.34	$1.14	$1.26	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	130	127	126	24	24	23	9	—	—	—

32	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$2.07	$2.20	$1.98	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36
Accumulation unit value at end of period	$2.34	$2.07	$2.20	$1.98	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	331	448	559	607	611	695	927	1,532	2,373	2,137
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.46	$1.20	$1.03	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.37	$1.32	$1.46	$1.20	$1.03	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	220	101	71	79	112	109	29	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.15	$1.10	$1.22	$1.01	$0.86	$1.00	$0.88	$0.70	$1.18	$1.06
Accumulation unit value at end of period	$1.07	$1.15	$1.10	$1.22	$1.01	$0.86	$1.00	$0.88	$0.70	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	502	448	578	734	813	1,154	1,298	1,767	2,293	3,109
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$2.06	$1.87	$1.37	$1.17	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$2.29	$1.93	$2.06	$1.87	$1.37	$1.17	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	33	26	9	9	9	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.80	$1.91	$1.73	$1.27	$1.08	$1.11	$0.93	$0.75	$1.24	$1.26
Accumulation unit value at end of period	$2.14	$1.80	$1.91	$1.73	$1.27	$1.08	$1.11	$0.93	$0.75	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	113	180	268	290	236	196	127	65	58	137
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.98	$2.07	$1.97	$1.34	$1.15	$1.27	$1.00	—	—	—
Accumulation unit value at end of period	$2.23	$1.98	$2.07	$1.97	$1.34	$1.15	$1.27	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	52	56	32	27	29	16	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.23	$2.33	$2.22	$1.51	$1.29	$1.43	$1.14	$0.82	$1.35	$1.42
Accumulation unit value at end of period	$2.52	$2.23	$2.33	$2.22	$1.51	$1.29	$1.43	$1.14	$0.82	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	288	303	358	400	493	515	560	661	922	1,550
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.04	$1.07	$1.04	$1.05	$0.95	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.04	$1.07	$1.04	$1.05	$0.95	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	429	233	239	280	240	130	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.96	$1.92	$1.44	$1.21	$1.29	$1.00	—	—	—
Accumulation unit value at end of period	$2.11	$1.81	$1.96	$1.92	$1.44	$1.21	$1.29	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	130	103	55	55	62	38	—	—	—
Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	158	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,392	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,553	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.02	$0.98	$1.01	$1.00	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$1.03	$1.02	$0.98	$1.01	$1.00	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	221	190	145	175	182	143	17	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.31	$1.30	$1.24	$1.28	$1.27	$1.27	$1.24	$1.19	$1.23	$1.18
Accumulation unit value at end of period	$1.33	$1.31	$1.30	$1.24	$1.28	$1.27	$1.27	$1.24	$1.19	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,228	1,295	1,929	2,485	3,143	3,531	4,895	5,800	6,695	7,227
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.46	$0.62	$0.75	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97
Accumulation unit value at end of period	$0.51	$0.46	$0.62	$0.75	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	293	349	493	563	798	1,106	1,310	1,351	1,404	789
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.02	$1.00	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.94	$1.02	$1.00	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	138	201	223	159	65	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	33

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2006)
Accumulation unit value at beginning of period	$1.25	$1.28	$1.28	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03
Accumulation unit value at end of period	$1.35	$1.25	$1.28	$1.28	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,169	1,599	2,009	2,266	1,815	1,961	1,784	5,379	4,487	3,603
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.67	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03
Accumulation unit value at end of period	$1.78	$1.67	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3,087	3,485	3,674	3,368	3,683	4,126	5,421	7,800	12,130	8,730
Fidelity® VIP Growth & Income Portfolio Service Class (9/29/2000)
Accumulation unit value at beginning of period	$1.63	$1.69	$1.55	$1.17	$1.00	$0.99	$0.87	$0.69	$1.20	$1.08
Accumulation unit value at end of period	$1.88	$1.63	$1.69	$1.55	$1.17	$1.00	$0.99	$0.87	$0.69	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	320	410	496	513	607	732	836	1,350	1,847	2,885
Fidelity® VIP Growth & Income Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.86	$1.93	$1.77	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25
Accumulation unit value at end of period	$2.13	$1.86	$1.93	$1.77	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	1,419	1,522	1,777	1,907	2,217	2,621	3,376	4,356	5,347	7,618
Fidelity® VIP Mid Cap Portfolio Service Class (9/29/2000)
Accumulation unit value at beginning of period	$3.18	$3.26	$3.10	$2.30	$2.02	$2.29	$1.80	$1.29	$2.16	$1.89
Accumulation unit value at end of period	$3.53	$3.18	$3.26	$3.10	$2.30	$2.02	$2.29	$1.80	$1.29	$2.16
Number of accumulation units outstanding at end of period (000 omitted)	350	480	530	600	669	772	946	1,299	1,842	2,903
Fidelity® VIP Mid Cap Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$3.39	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04
Accumulation unit value at end of period	$3.76	$3.39	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33
Number of accumulation units outstanding at end of period (000 omitted)	1,368	1,652	1,854	2,084	2,380	3,168	4,193	6,204	8,401	9,748
Fidelity® VIP Overseas Portfolio Service Class (9/29/2000)
Accumulation unit value at beginning of period	$1.32	$1.29	$1.42	$1.10	$0.92	$1.12	$1.00	$0.80	$1.44	$1.24
Accumulation unit value at end of period	$1.24	$1.32	$1.29	$1.42	$1.10	$0.92	$1.12	$1.00	$0.80	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	123	152	171	187	220	302	373	500	683	1,174
Fidelity® VIP Overseas Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.71	$1.67	$1.84	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62
Accumulation unit value at end of period	$1.60	$1.71	$1.67	$1.84	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88
Number of accumulation units outstanding at end of period (000 omitted)	512	665	717	773	925	1,200	1,671	2,078	2,626	3,652
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.98	$1.01	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	779	556	443	549	—	—	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (9/29/2000)
Accumulation unit value at beginning of period	$2.26	$2.27	$1.99	$1.97	$1.56	$1.67	$1.39	$1.18	$2.07	$2.64
Accumulation unit value at end of period	$2.25	$2.26	$2.27	$1.99	$1.97	$1.56	$1.67	$1.39	$1.18	$2.07
Number of accumulation units outstanding at end of period (000 omitted)	658	735	979	1,103	1,171	1,222	1,626	1,987	2,520	3,992
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.11	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	$1.11	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	655	636	616	218	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.85	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50
Accumulation unit value at end of period	$2.13	$1.85	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	1,319	1,314	1,426	1,539	1,632	2,219	2,972	3,424	3,761	4,875
Franklin Small Cap Value VIP Fund – Class 2 (9/29/2000)
Accumulation unit value at beginning of period	$3.16	$3.45	$3.46	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20
Accumulation unit value at end of period	$4.08	$3.16	$3.45	$3.46	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13
Number of accumulation units outstanding at end of period (000 omitted)	531	585	695	703	764	1,038	1,294	1,730	2,095	3,284
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$3.59	$3.98	$3.54	$2.69	$2.29	$2.47	$2.00	$1.51	$2.43	$2.37
Accumulation unit value at end of period	$4.03	$3.59	$3.98	$3.54	$2.69	$2.29	$2.47	$2.00	$1.51	$2.43
Number of accumulation units outstanding at end of period (000 omitted)	736	927	1,076	1,274	1,516	2,011	2,559	3,248	4,092	6,530
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.91	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	26	18	—	—	—	—	—	—	—
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$2.22	$2.28	$2.15	$1.60	$1.44	$1.44	$1.12	$0.88	$1.35	$1.63
Accumulation unit value at end of period	$2.71	$2.22	$2.28	$2.15	$1.60	$1.44	$1.44	$1.12	$0.88	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	117	117	133	145	145	158	198	222	243	343

34	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$1.56	$1.58	$1.37	$1.01	$0.89	$0.86	$0.77	$0.64	$1.03	$1.06
Accumulation unit value at end of period	$1.72	$1.56	$1.58	$1.37	$1.01	$0.89	$0.86	$0.77	$0.64	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	729	1,128	1,291	1,232	1,429	1,847	2,474	3,364	4,344	5,998
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.34	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.50	$1.44	$1.34	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112	166	170	196	194	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.34	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.49	$1.43	$1.34	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	448	500	616	783	968	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.03	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.97	$1.03	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	223	75	57	68	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.69	$1.82	$1.68	$1.25	$1.06	$1.10	$0.96	$0.75	$1.18	$1.22
Accumulation unit value at end of period	$1.96	$1.69	$1.82	$1.68	$1.25	$1.06	$1.10	$0.96	$0.75	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	669	918	1,060	1,395	1,851	2,111	2,641	5,235	6,904	5,924
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.58	$1.56	$1.40	$1.08	$0.92	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.58	$1.56	$1.40	$1.08	$0.92	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	251	229	321	389	327	386	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.15	$2.11	$1.78	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02
Accumulation unit value at end of period	$1.88	$2.15	$2.11	$1.78	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	163	179	185	224	227	283	381	432	545	444
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.63	$1.69	$1.70	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38
Accumulation unit value at end of period	$1.60	$1.63	$1.69	$1.70	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	545	553	607	607	625	907	1,139	3,824	3,203	1,506
Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.42	$1.33	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.42	$1.42	$1.33	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	202	155	170	172	190	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.41	$1.32	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.41	$1.41	$1.32	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	103	106	140	160	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.30	$1.23	$1.12	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79
Accumulation unit value at end of period	$1.28	$1.30	$1.23	$1.12	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	237	286	319	366	382	383	511	600	621	929
Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.13	$1.20	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.02	$1.13	$1.20	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	156	201	201	133	—	—	—	—	—	—
Janus Aspen Series Enterprise Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.02	$0.78	$0.67	$0.69	$0.56	$0.39	$0.70	$0.58
Accumulation unit value at end of period	$1.29	$1.16	$1.13	$1.02	$0.78	$0.67	$0.69	$0.56	$0.39	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	311	315	329	345	448	469	606	679	834	1,038
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.02	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.01	$1.02	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	320	327	195	116	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.21	$1.18	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.17	$1.21	$1.18	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	16	4	1	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$0.90	$0.87	$0.80	$0.60	$0.51	$0.56	$0.45	$0.29	$0.53	$0.44
Accumulation unit value at end of period	$1.02	$0.90	$0.87	$0.80	$0.60	$0.51	$0.56	$0.45	$0.29	$0.53
Number of accumulation units outstanding at end of period (000 omitted)	151	148	225	286	346	471	655	827	929	1,099

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	35

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Janus Aspen Series Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.58	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00
Accumulation unit value at end of period	$1.57	$1.58	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	293	401	391	505	720	880	1,036	9,604	7,662	4,056
Janus Aspen Series Overseas Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$1.27	$1.41	$1.62	$1.43	$1.27	$1.90	$1.53	$0.86	$1.83	$1.44
Accumulation unit value at end of period	$1.17	$1.27	$1.41	$1.62	$1.43	$1.27	$1.90	$1.53	$0.86	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	491	587	664	748	959	1,453	2,114	2,567	3,402	4,652
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.14	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	150	90	91	3	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	899	1,186	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (9/29/2000)
Accumulation unit value at beginning of period	$1.61	$1.66	$1.81	$1.29	$1.08	$1.22	$0.90	$0.56	$0.94	$0.92
Accumulation unit value at end of period	$1.73	$1.61	$1.66	$1.81	$1.29	$1.08	$1.22	$0.90	$0.56	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	291	378	508	670	728	1,079	1,397	1,422	1,779	2,321
MFS® Utilities Series – Service Class (8/13/2001)
Accumulation unit value at beginning of period	$2.69	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76
Accumulation unit value at end of period	$2.96	$2.69	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22
Number of accumulation units outstanding at end of period (000 omitted)	550	614	809	811	1,076	1,433	1,697	1,909	2,107	2,729
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.33	$1.36	$1.21	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22
Accumulation unit value at end of period	$1.36	$1.33	$1.36	$1.21	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	356	422	351	357	396	538	570	1,775	2,665	1,324
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.63	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99
Accumulation unit value at end of period	$1.47	$1.63	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	239	243	250	300	402	557	566	605	622	495
Neuberger Berman AMT International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.04	$1.04	$1.08	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04
Accumulation unit value at end of period	$1.02	$1.04	$1.04	$1.08	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	217	334	303	372	392	360	381	2,376	2,572	1,809
Neuberger Berman AMT Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.98	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	7	9	17	13	8	1	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.93	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.93	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	38	5	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.96	$1.91	$1.89	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41
Accumulation unit value at end of period	$1.94	$1.96	$1.91	$1.89	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	771	849	922	1,037	1,281	1,403	1,548	1,583	1,652	2,077
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.46	$1.51	$1.49	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10
Accumulation unit value at end of period	$1.54	$1.46	$1.51	$1.49	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2,255	2,903	3,613	5,073	5,873	7,125	9,149	18,400	19,714	18,443
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.07	$2.22	$2.01	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29
Accumulation unit value at end of period	$2.41	$2.07	$2.22	$2.01	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	537	531	477	390	423	470	646	732	760	1,153
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.27	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04
Accumulation unit value at end of period	$1.43	$1.27	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,116	1,351	1,702	2,309	3,659	3,457	3,057	7,370	8,193	5,022
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	$0.97	$0.94	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	47	47	69	24	—	—	—	—	—

36	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.99	$1.00	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	220	272	239	187	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$2.53	$2.37	$1.87	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10
Accumulation unit value at end of period	$2.22	$2.53	$2.37	$1.87	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	243	311	249	284	270	327	391	461	620	784
Putnam VT International Equity Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.49	$1.51	$1.63	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61
Accumulation unit value at end of period	$1.44	$1.49	$1.51	$1.63	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	88	118	138	142	213	294	372	594	868	1,505
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.84	$1.87	$1.66	$1.23	$1.06	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$1.97	$1.84	$1.87	$1.66	$1.23	$1.06	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98	116	148	143	170	233	267	—	—	—
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (9/29/2000)
Accumulation unit value at beginning of period	$2.60	$3.00	$3.14	$2.62	$2.46	$2.82	$2.19	$1.40	$2.49	$2.42
Accumulation unit value at end of period	$3.08	$2.60	$3.00	$3.14	$2.62	$2.46	$2.82	$2.19	$1.40	$2.49
Number of accumulation units outstanding at end of period (000 omitted)	73	115	120	172	185	215	261	307	423	692
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.99	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.94	$0.99	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	612	544	482	264	—	—	—	—	—	—
Third Avenue Value Portfolio (9/29/2000)
Accumulation unit value at beginning of period	$2.23	$2.47	$2.39	$2.03	$1.61	$2.06	$1.82	$1.27	$2.27	$2.41
Accumulation unit value at end of period	$2.48	$2.23	$2.47	$2.39	$2.03	$1.61	$2.06	$1.82	$1.27	$2.27
Number of accumulation units outstanding at end of period (000 omitted)	192	236	307	350	389	441	542	660	961	1,491
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.54	$0.71	$0.77	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.79	$0.54	$0.71	$0.77	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	76	46	9	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.56	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,892	7,080	6,981	6,752	5,624	4,473	976	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.57	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,984	2,554	2,791	3,108	3,343	4,764	4,986	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.12	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.10	$1.12	$1.06	$1.10	$1.06	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	126	88	97	98	139	84	10	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.11	$1.12	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	82	107	55	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	269	215	153	155	137	104	14	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.35	$1.38	$1.28	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.04
Accumulation unit value at end of period	$1.45	$1.35	$1.38	$1.28	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,347	1,569	1,690	2,189	2,930	3,253	3,615	10,837	6,093	4,970
Variable Portfolio – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.59	$1.41	$1.38	$1.07	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.61	$1.55	$1.59	$1.41	$1.38	$1.07	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	187	159	142	92	80	76	23	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.43	$1.50	$1.24	$1.03	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.37	$1.39	$1.43	$1.50	$1.24	$1.03	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	233	179	130	87	75	81	39	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	37

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,036	5,213	6,461	7,716	11,338	9,044	2,797	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,462	2,933	3,404	4,697	7,346	7,664	5,748	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	285	210	163	71	68	67	39	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.15	$1.15	$1.12	$1.06	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.12	$1.15	$1.15	$1.12	$1.06	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	650	611	390	218	186	185	21	—	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.11	$1.06	$1.10	$1.06	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	187	116	98	80	52	29	15	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.89	$1.75	$1.38	$1.20	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.86	$1.81	$1.89	$1.75	$1.38	$1.20	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	173	147	113	54	44	37	13	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.99	$1.04	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	167	65	23	9	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,902	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.09	$1.91	$1.72	$1.34	$1.19	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.18	$2.09	$1.91	$1.72	$1.34	$1.19	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	34	37	30	29	27	8	—	—	—
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.11	$2.01	$1.84	$1.37	$1.22	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$2.03	$2.11	$2.01	$1.84	$1.37	$1.22	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	17	14	20	8	8	2	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.71	$1.55	$1.22	$1.11	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.84	$1.70	$1.71	$1.55	$1.22	$1.11	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	64	53	54	53	54	6	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.43	$1.44	$1.30	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08
Accumulation unit value at end of period	$1.55	$1.43	$1.44	$1.30	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	164	216	247	344	420	560	711	9,462	5,838	3,261
Variable Portfolio – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.92	$1.76	$1.31	$1.14	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$2.12	$1.88	$1.92	$1.76	$1.31	$1.14	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	282	196	109	58	59	60	30	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92,098	94,951	93,380	93,636	91,080	71,003	23,480	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,408	33,077	36,500	39,321	44,359	49,913	58,524	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37,459	37,970	35,428	36,965	35,294	32,460	7,790	—	—	—

38	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,786	12,123	14,329	18,868	20,553	23,909	29,598	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.27	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.27	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,349	21,397	23,307	27,235	28,147	23,560	7,958	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.27	$1.28	$1.24	$1.17	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.27	$1.28	$1.24	$1.17	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,494	8,148	10,319	13,588	16,222	16,640	20,699	—	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.82	$1.72	$1.32	$1.20	$1.24	$1.00	—	—	—
Accumulation unit value at end of period	$1.96	$1.92	$1.82	$1.72	$1.32	$1.20	$1.24	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	73	82	80	80	77	34	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.97	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.97	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	9	5	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.42	$1.44	$1.22	$1.07	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.37	$1.42	$1.44	$1.22	$1.07	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	665	611	197	31	24	33	13	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.91	$1.93	$1.40	$1.27	$1.29	$1.00	—	—	—
Accumulation unit value at end of period	$1.88	$1.79	$1.91	$1.93	$1.40	$1.27	$1.29	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	66	52	30	25	19	4	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.76	$1.74	$1.31	$1.16	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$1.96	$1.58	$1.76	$1.74	$1.31	$1.16	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78	58	54	20	19	12	1	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (8/14/2001)
Accumulation unit value at beginning of period	$2.59	$2.89	$2.86	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89
Accumulation unit value at end of period	$3.22	$2.59	$2.89	$2.86	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	452	538	666	840	994	1,262	1,653	4,980	5,355	4,855
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.34	$1.45	$1.21	$1.01	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.31	$1.34	$1.45	$1.21	$1.01	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	192	184	135	30	10	10	2	—	—	—
Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.86	$1.71	$1.35	$1.20	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.90	$1.69	$1.86	$1.71	$1.35	$1.20	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	215	162	284	162	122	94	6	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.02	$1.06	$1.04	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$1.05	$1.06	$1.02	$1.06	$1.04	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	132	54	46	37	17	1	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.96	$1.77	$1.32	$1.14	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$2.32	$1.95	$1.96	$1.77	$1.32	$1.14	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	58	50	51	44	45	13	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.04	$2.06	$1.85	$1.38	$1.19	$1.28	$1.06	$0.78	$1.25	$1.19
Accumulation unit value at end of period	$2.44	$2.04	$2.06	$1.85	$1.38	$1.19	$1.28	$1.06	$0.78	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	86	62	36	33	19	34	38	79	68	147
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.01	$1.02	$1.02	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.01	$1.01	$1.02	$1.02	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	969	748	345	83	109	97	16	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	39

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Wanger International (9/29/2000)
Accumulation unit value at beginning of period	$2.20	$2.22	$2.35	$1.94	$1.61	$1.90	$1.54	$1.04	$1.92	$1.67
Accumulation unit value at end of period	$2.15	$2.20	$2.22	$2.35	$1.94	$1.61	$1.90	$1.54	$1.04	$1.92
Number of accumulation units outstanding at end of period (000 omitted)	1,118	1,339	1,637	1,851	2,258	2,793	3,411	5,754	6,744	8,393
Wanger USA (9/29/2000)
Accumulation unit value at beginning of period	$3.01	$3.06	$2.95	$2.23	$1.87	$1.96	$1.60	$1.14	$1.90	$1.82
Accumulation unit value at end of period	$3.39	$3.01	$3.06	$2.95	$2.23	$1.87	$1.96	$1.60	$1.14	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	1,282	1,577	1,905	2,273	2,707	3,455	4,414	6,599	7,777	9,982
Wells Fargo VT Index Asset Allocation Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$1.99	$1.99	$1.70	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26
Accumulation unit value at end of period	$2.13	$1.99	$1.99	$1.70	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	254	290	306	360	391	510	671	1,069	1,473	2,175
Wells Fargo VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.39	$1.37	$1.47	$1.24	$1.10	$1.28	$1.11	$0.97	$1.67	$1.47
Accumulation unit value at end of period	$1.42	$1.39	$1.37	$1.47	$1.24	$1.10	$1.28	$1.11	$0.97	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	318	414	434	459	503	575	673	3,967	460	658
Wells Fargo VT Opportunity Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.20	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35
Accumulation unit value at end of period	$2.45	$2.20	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	299	370	452	600	724	965	677	792	896	1,001
Wells Fargo VT Small Cap Growth Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.04	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17
Accumulation unit value at end of period	$2.18	$2.04	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	282	302	350	373	519	683	1,016	1,258	1,243	1,559
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.99	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.92	$0.99	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	119	125	172	33	—	—	—	—	—	—

Variable account charges of 1.00% of the daily net assets of the variable account.

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.10	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.08	$1.10	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.36	$1.34	$1.29	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14
Accumulation unit value at end of period	$1.34	$1.36	$1.34	$1.29	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	29	26	74	39	61
AB VPS Growth and Income Portfolio (Class B) (11/7/2002)
Accumulation unit value at beginning of period	$2.35	$2.34	$2.16	$1.62	$1.40	$1.33	$1.19	$1.00	$1.70	$1.64
Accumulation unit value at end of period	$2.58	$2.35	$2.34	$2.16	$1.62	$1.40	$1.33	$1.19	$1.00	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	62	95	103	108	142	187	234	286	374	658
AB VPS International Value Portfolio (Class B) (11/7/2002)
Accumulation unit value at beginning of period	$1.90	$1.87	$2.02	$1.66	$1.47	$1.84	$1.78	$1.34	$2.90	$2.78
Accumulation unit value at end of period	$1.86	$1.90	$1.87	$2.02	$1.66	$1.47	$1.84	$1.78	$1.34	$2.90
Number of accumulation units outstanding at end of period (000 omitted)	225	306	323	335	453	551	621	1,087	1,769	1,761
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.72	$1.18	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.72	$1.18	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98	101	44	15	—	—	—	—	—	—
American Century VP International, Class II (11/7/2002)
Accumulation unit value at beginning of period	$2.10	$2.11	$2.25	$1.86	$1.56	$1.79	$1.60	$1.21	$2.21	$1.90
Accumulation unit value at end of period	$1.96	$2.10	$2.11	$2.25	$1.86	$1.56	$1.79	$1.60	$1.21	$2.21
Number of accumulation units outstanding at end of period (000 omitted)	49	53	52	55	57	58	109	87	116	159
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.66	$1.70	$1.48	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00
Accumulation unit value at end of period	$2.02	$1.66	$1.70	$1.48	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	63	27	53	64	55	51	49	366	768	1,102
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$1.82	$1.73	$1.59	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99
Accumulation unit value at end of period	$1.88	$1.82	$1.73	$1.59	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	31	71	81	83	87	117	111	112	136	159

40	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
American Century VP Value, Class II (11/7/2002)
Accumulation unit value at beginning of period	$2.45	$2.58	$2.30	$1.77	$1.56	$1.56	$1.40	$1.18	$1.63	$1.73
Accumulation unit value at end of period	$2.91	$2.45	$2.58	$2.30	$1.77	$1.56	$1.56	$1.40	$1.18	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	210	264	255	293	327	438	431	472	658	1,255
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.18	$1.17	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.18	$1.17	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	251	386	349	275	25	—	—	—	—	—
Calvert VP SRI Balanced Portfolio – Class I (11/7/2002)
Accumulation unit value at beginning of period	$1.80	$1.86	$1.71	$1.47	$1.34	$1.30	$1.17	$0.94	$1.38	$1.36
Accumulation unit value at end of period	$1.93	$1.80	$1.86	$1.71	$1.47	$1.34	$1.30	$1.17	$0.94	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	12	21	22	22	23	21	21	23	33	36
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.76	$1.86	$1.81	$1.24	$1.05	$1.05	$0.84	$0.60	$1.02	$1.00
Accumulation unit value at end of period	$1.85	$1.76	$1.86	$1.81	$1.24	$1.05	$1.05	$0.84	$0.60	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	5	—	1	1	1	—	—	—	—	1
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.11	$2.09	$1.92	$1.60	$1.41	$1.39	$1.25	$1.02	$1.46	$1.45
Accumulation unit value at end of period	$2.22	$2.11	$2.09	$1.92	$1.60	$1.41	$1.39	$1.25	$1.02	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	481	162	144	141	147	141	163	232	172	552
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.72	$0.93	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.60	$0.54	$0.72	$0.93	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.38	$1.35	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.38	$1.35	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	27	27	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.19	$2.20	$1.93	$1.45	$1.29	$1.24	$1.07	$0.87	$1.51	$1.49
Accumulation unit value at end of period	$2.34	$2.19	$2.20	$1.93	$1.45	$1.29	$1.24	$1.07	$0.87	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	194	245	267	349	442	493	611	760	954	1,243
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.92	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$0.92	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	6	5	4	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.78	$2.89	$2.66	$2.12	$1.88	$2.00	$1.72	$1.37	$2.32	$2.17
Accumulation unit value at end of period	$3.13	$2.78	$2.89	$2.66	$2.12	$1.88	$2.00	$1.72	$1.37	$2.32
Number of accumulation units outstanding at end of period (000 omitted)	510	537	616	689	860	1,013	1,241	3,694	3,962	4,062
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.90	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.89	$0.91	$0.90	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	32	33	16	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.07	$3.40	$3.52	$3.62	$3.03	$3.87	$3.27	$1.90	$4.14	$3.03
Accumulation unit value at end of period	$3.19	$3.07	$3.40	$3.52	$3.62	$3.03	$3.87	$3.27	$1.90	$4.14
Number of accumulation units outstanding at end of period (000 omitted)	84	110	111	134	149	157	170	381	809	593
Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.43	$1.54	$1.54	$1.68	$1.60	$1.54	$1.46	$1.32	$1.34	$1.26
Accumulation unit value at end of period	$1.40	$1.43	$1.54	$1.54	$1.68	$1.60	$1.54	$1.46	$1.32	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	181	269	264	335	453	467	596	2,208	2,482	3,061
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.04	$1.05	$1.06	$1.08	$1.09	$1.10	$1.08	$1.04
Accumulation unit value at end of period	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06	$1.08	$1.09	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	198	154	280	506	450	410	669	1,148	2,741	1,930
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.58	$2.64	$2.57	$2.45	$2.14	$2.04	$1.81	$1.19	$1.60	$1.59
Accumulation unit value at end of period	$2.86	$2.58	$2.64	$2.57	$2.45	$2.14	$2.04	$1.81	$1.19	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	208	249	265	285	400	461	557	724	821	1,358
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.78	$1.81	$1.76	$1.70	$1.49	$1.42	$1.27	$0.90	$1.12	$1.10
Accumulation unit value at end of period	$1.95	$1.78	$1.81	$1.76	$1.70	$1.49	$1.42	$1.27	$0.90	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	210	153	171	186	223	240	303	2,818	1,894	2,076

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	41

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.50	$1.52	$1.45	$1.50	$1.41	$1.34	$1.25	$1.10	$1.19	$1.14
Accumulation unit value at end of period	$1.56	$1.50	$1.52	$1.45	$1.50	$1.41	$1.34	$1.25	$1.10	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	589	752	864	1,358	2,142	2,332	2,593	8,566	8,752	9,526
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.27	$2.11	$1.87	$1.45	$1.22	$1.27	$1.09	$0.81	$1.46	$1.44
Accumulation unit value at end of period	$2.28	$2.27	$2.11	$1.87	$1.45	$1.22	$1.27	$1.09	$0.81	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	99	125	135	179	212	256	349	428	472	759
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.39	$2.39	$2.14	$1.64	$1.43	$1.42	$1.25	$1.00	$1.61	$1.55
Accumulation unit value at end of period	$2.64	$2.39	$2.39	$2.14	$1.64	$1.43	$1.42	$1.25	$1.00	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	320	145	208	158	177	229	276	300	419	885
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.91	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	78	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.99	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	$0.99	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	79	27	10	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.01	$1.03	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	67	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.05	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.02	$1.05	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	100	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.07	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.02	$1.07	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,668	1,792	1,769	602	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.06	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.02	$1.06	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,096	1,264	1,376	142	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.31	$2.21	$2.08	$1.60	$1.45	$1.73	$1.38	$0.86	$1.57	$1.39
Accumulation unit value at end of period	$2.33	$2.31	$2.21	$2.08	$1.60	$1.45	$1.73	$1.38	$0.86	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	23	22	23	26	39	45	55	75	104	146
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$2.06	$2.19	$1.97	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36
Accumulation unit value at end of period	$2.33	$2.06	$2.19	$1.97	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	52	51	52	63	104	126	156	355	751	813
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.16	$2.07	$2.29	$1.89	$1.62	$1.87	$1.66	$1.32	$2.23	$2.00
Accumulation unit value at end of period	$2.00	$2.16	$2.07	$2.29	$1.89	$1.62	$1.87	$1.66	$1.32	$2.23
Number of accumulation units outstanding at end of period (000 omitted)	66	70	77	75	74	94	114	151	168	334
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.79	$1.90	$1.73	$1.27	$1.08	$1.11	$0.93	$0.74	$1.24	$1.26
Accumulation unit value at end of period	$2.12	$1.79	$1.90	$1.73	$1.27	$1.08	$1.11	$0.93	$0.74	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	44	44	43	63	55	68	40	21	10	29
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.01	$3.14	$2.99	$2.04	$1.75	$1.93	$1.54	$1.11	$1.82	$1.92
Accumulation unit value at end of period	$3.39	$3.01	$3.14	$2.99	$2.04	$1.75	$1.93	$1.54	$1.11	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	46	54	52	62	64	82	114	100	136	170
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.14	$1.14	$1.09	$1.12	$1.12	$1.11	$1.09	$1.04	$1.08	$1.04
Accumulation unit value at end of period	$1.16	$1.14	$1.14	$1.09	$1.12	$1.12	$1.11	$1.09	$1.04	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	160	166	210	219	445	615	786	804	972	1,041
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.46	$0.62	$0.75	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97
Accumulation unit value at end of period	$0.51	$0.46	$0.62	$0.75	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	64	52	62	69	97	141	186	215	281	235

42	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.02	$1.00	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.94	$1.02	$1.00	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	6	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2006)
Accumulation unit value at beginning of period	$1.25	$1.27	$1.28	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03
Accumulation unit value at end of period	$1.35	$1.25	$1.27	$1.28	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	254	290	316	353	387	402	392	1,993	1,888	2,239
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.66	$1.67	$1.51	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03
Accumulation unit value at end of period	$1.77	$1.66	$1.67	$1.51	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	534	626	581	551	697	886	977	1,847	3,810	3,538
Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.17	$2.25	$2.06	$1.56	$1.34	$1.33	$1.17	$0.93	$1.62	$1.47
Accumulation unit value at end of period	$2.49	$2.17	$2.25	$2.06	$1.56	$1.34	$1.33	$1.17	$0.93	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	427	459	482	544	581	696	907	1,024	1,260	1,786
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$3.63	$3.73	$3.55	$2.64	$2.33	$2.64	$2.07	$1.50	$2.50	$2.19
Accumulation unit value at end of period	$4.02	$3.63	$3.73	$3.55	$2.64	$2.33	$2.64	$2.07	$1.50	$2.50
Number of accumulation units outstanding at end of period (000 omitted)	305	347	390	439	516	620	744	1,337	2,138	2,477
Fidelity® VIP Overseas Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.16	$2.11	$2.32	$1.80	$1.51	$1.85	$1.65	$1.32	$2.39	$2.06
Accumulation unit value at end of period	$2.02	$2.16	$2.11	$2.32	$1.80	$1.51	$1.85	$1.65	$1.32	$2.39
Number of accumulation units outstanding at end of period (000 omitted)	68	102	111	126	125	133	167	185	268	420
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.98	$1.01	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	5	26	59	—	—	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.04	$2.05	$1.80	$1.78	$1.41	$1.51	$1.26	$1.07	$1.87	$2.39
Accumulation unit value at end of period	$2.03	$2.04	$2.05	$1.80	$1.78	$1.41	$1.51	$1.26	$1.07	$1.87
Number of accumulation units outstanding at end of period (000 omitted)	101	140	153	186	278	291	319	337	391	524
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.11	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	$1.11	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	2	33	17	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.16	$2.30	$2.17	$1.71	$1.51	$1.54	$1.40	$1.12	$1.80	$1.76
Accumulation unit value at end of period	$2.49	$2.16	$2.30	$2.17	$1.71	$1.51	$1.54	$1.40	$1.12	$1.80
Number of accumulation units outstanding at end of period (000 omitted)	350	456	469	527	565	613	747	793	1,046	1,559
Franklin Small Cap Value VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.86	$3.11	$3.13	$2.32	$1.98	$2.08	$1.64	$1.28	$1.93	$2.00
Accumulation unit value at end of period	$3.68	$2.86	$3.11	$3.13	$2.32	$1.98	$2.08	$1.64	$1.28	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	79	120	121	125	191	209	243	296	356	512
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/7/2002)
Accumulation unit value at beginning of period	$3.00	$3.33	$2.96	$2.25	$1.92	$2.07	$1.67	$1.27	$2.04	$2.00
Accumulation unit value at end of period	$3.37	$3.00	$3.33	$2.96	$2.25	$1.92	$2.07	$1.67	$1.27	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	185	241	255	308	361	424	555	653	869	1,520
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.91	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.39	$2.42	$2.10	$1.54	$1.36	$1.32	$1.18	$0.98	$1.58	$1.62
Accumulation unit value at end of period	$2.62	$2.39	$2.42	$2.10	$1.54	$1.36	$1.32	$1.18	$0.98	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	92	118	154	196	242	285	361	468	610	883
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.34	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.49	$1.43	$1.34	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	128	174	188	257	393	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.03	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.97	$1.03	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	10	11	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	43

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.68	$1.81	$1.67	$1.25	$1.06	$1.09	$0.95	$0.75	$1.18	$1.22
Accumulation unit value at end of period	$1.95	$1.68	$1.81	$1.67	$1.25	$1.06	$1.09	$0.95	$0.75	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	270	315	327	385	517	607	728	1,930	2,880	3,061
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.58	$1.56	$1.40	$1.08	$0.92	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.58	$1.56	$1.40	$1.08	$0.92	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	6	6	7	7	33	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.14	$2.10	$1.78	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02
Accumulation unit value at end of period	$1.87	$2.14	$2.10	$1.78	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	6	7	5	2	10	13	10	26	36	42
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.62	$1.68	$1.69	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38
Accumulation unit value at end of period	$1.59	$1.62	$1.68	$1.69	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	78	59	56	57	53	68	68	1,308	1,425	831
Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.42	$1.32	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.42	$1.42	$1.32	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.41	$1.32	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.41	$1.41	$1.32	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	4	4	5	6	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.48	$2.35	$2.13	$1.72	$1.56	$1.66	$1.38	$0.89	$1.62	$1.52
Accumulation unit value at end of period	$2.44	$2.48	$2.35	$2.13	$1.72	$1.56	$1.66	$1.38	$0.89	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	14	18	24	28	39	48	51	60	82	92
Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.13	$1.20	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.02	$1.13	$1.20	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	75	83	53	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.02	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.01	$1.02	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	13	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.18	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.16	$1.20	$1.18	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (11/7/2002)
Accumulation unit value at beginning of period	$3.23	$3.12	$2.88	$2.15	$1.82	$2.01	$1.64	$1.05	$1.90	$1.58
Accumulation unit value at end of period	$3.64	$3.23	$3.12	$2.88	$2.15	$1.82	$2.01	$1.64	$1.05	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	6	6	10	16	12	10	11
Janus Aspen Series Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.57	$1.51	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00
Accumulation unit value at end of period	$1.56	$1.57	$1.51	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	79	76	75	105	119	137	160	3,858	3,505	2,828
Janus Aspen Series Overseas Portfolio: Service Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.56	$2.83	$3.25	$2.88	$2.57	$3.83	$3.09	$1.75	$3.69	$2.91
Accumulation unit value at end of period	$2.36	$2.56	$2.83	$3.25	$2.88	$2.57	$3.83	$3.09	$1.75	$3.69
Number of accumulation units outstanding at end of period (000 omitted)	19	19	18	13	21	36	61	70	83	193
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.14	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.12	$1.14	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	114	104	41	1	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	134	143	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/7/2002)
Accumulation unit value at beginning of period	$2.66	$2.75	$3.00	$2.15	$1.79	$2.02	$1.50	$0.93	$1.56	$1.54
Accumulation unit value at end of period	$2.87	$2.66	$2.75	$3.00	$2.15	$1.79	$2.02	$1.50	$0.93	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	23	25	25	30	37	38	57	72	110	127

44	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
MFS® Utilities Series – Service Class (11/7/2002)
Accumulation unit value at beginning of period	$3.91	$4.63	$4.16	$3.50	$3.12	$2.96	$2.63	$2.00	$3.25	$2.57
Accumulation unit value at end of period	$4.31	$3.91	$4.63	$4.16	$3.50	$3.12	$2.96	$2.63	$2.00	$3.25
Number of accumulation units outstanding at end of period (000 omitted)	43	65	72	87	106	120	150	209	307	355
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.32	$1.36	$1.20	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22
Accumulation unit value at end of period	$1.35	$1.32	$1.36	$1.20	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	46	50	46	46	66	76	77	644	962	485
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.62	$1.74	$1.73	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99
Accumulation unit value at end of period	$1.47	$1.62	$1.74	$1.73	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	9	10	15	25	60	80	106	106	114	140
Neuberger Berman AMT International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.04	$1.03	$1.08	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04
Accumulation unit value at end of period	$1.01	$1.04	$1.03	$1.08	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	21	26	27	29	39	43	43	878	1,086	1,105
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.93	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.93	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.95	$1.90	$1.88	$1.49	$1.25	$1.38	$1.20	$0.87	$1.48	$1.40
Accumulation unit value at end of period	$1.93	$1.95	$1.90	$1.88	$1.49	$1.25	$1.38	$1.20	$0.87	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	88	118	120	153	277	298	401	544	664	841
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.45	$1.50	$1.48	$1.50	$1.34	$1.35	$1.19	$1.01	$1.19	$1.10
Accumulation unit value at end of period	$1.53	$1.45	$1.50	$1.48	$1.50	$1.34	$1.35	$1.19	$1.01	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	538	714	811	989	1,150	1,584	2,113	5,661	5,965	6,507
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.06	$2.21	$2.00	$1.44	$1.23	$1.28	$1.05	$0.77	$1.26	$1.29
Accumulation unit value at end of period	$2.39	$2.06	$2.21	$2.00	$1.44	$1.23	$1.28	$1.05	$0.77	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	51	50	50	52	63	66	62	80	99	173
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.27	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04
Accumulation unit value at end of period	$1.42	$1.27	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	188	459	556	864	1,005	1,097	987	2,912	3,613	3,179
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	$0.97	$0.94	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	5	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.99	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	$0.99	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (11/7/2002)
Accumulation unit value at beginning of period	$3.09	$2.89	$2.29	$1.63	$1.35	$1.38	$1.36	$1.09	$1.33	$1.35
Accumulation unit value at end of period	$2.71	$3.09	$2.89	$2.29	$1.63	$1.35	$1.38	$1.36	$1.09	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	41	48	57	82	85	100	127	164	228	287
Putnam VT International Equity Fund – Class IB Shares (11/7/2002)
Accumulation unit value at beginning of period	$1.88	$1.90	$2.05	$1.62	$1.34	$1.63	$1.50	$1.21	$2.19	$2.04
Accumulation unit value at end of period	$1.81	$1.88	$1.90	$2.05	$1.62	$1.34	$1.63	$1.50	$1.21	$2.19
Number of accumulation units outstanding at end of period (000 omitted)	23	34	38	51	65	107	127	148	180	244
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.84	$1.86	$1.66	$1.23	$1.06	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$1.96	$1.84	$1.86	$1.66	$1.23	$1.06	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	6	8	16	19	21	23	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.99	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.94	$0.99	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	9	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.54	$0.71	$0.77	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.78	$0.54	$0.71	$0.77	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	36	22	3	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	45

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	399	409	336	278	135	136	136	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	348	1,103	1,530	2,016	1,759	2,093	2,614	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.11	$1.12	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	16	18	3	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.34	$1.37	$1.28	$1.36	$1.30	$1.20	$1.16	$1.10	$1.11	$1.04
Accumulation unit value at end of period	$1.44	$1.34	$1.37	$1.28	$1.36	$1.30	$1.20	$1.16	$1.10	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	261	414	426	511	768	844	1,006	4,005	2,228	2,807
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	604	360	344	415	496	210	72	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	659	747	731	1,161	2,287	2,298	2,129	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.99	$1.04	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	316	—	—	—	—	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.42	$1.43	$1.29	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08
Accumulation unit value at end of period	$1.55	$1.42	$1.43	$1.29	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	67	94	90	113	121	141	144	3,933	2,731	2,168
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.37	$1.31	$1.19	$1.09	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.39	$1.35	$1.37	$1.31	$1.19	$1.09	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,946	2,418	2,261	2,009	1,585	1,291	885	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,647	13,253	15,534	17,524	19,082	21,360	25,524	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.44	$1.39	$1.21	$1.08	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.48	$1.42	$1.44	$1.39	$1.21	$1.08	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	815	988	1,279	1,257	1,065	938	452	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.44	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.48	$1.42	$1.44	$1.39	$1.21	$1.09	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,913	3,891	4,178	5,153	6,747	7,546	9,298	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	585	365	381	258	633	482	320	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	994	1,222	1,457	1,982	2,762	3,824	4,744	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.97	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.

46	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.97	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.76	$3.07	$3.04	$2.28	$2.03	$2.14	$1.74	$1.29	$1.90	$2.02
Accumulation unit value at end of period	$3.43	$2.76	$3.07	$3.04	$2.28	$2.03	$2.14	$1.74	$1.29	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	105	123	127	152	194	216	280	1,523	1,763	1,674
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.03	$2.05	$1.84	$1.37	$1.18	$1.28	$1.06	$0.78	$1.25	$1.19
Accumulation unit value at end of period	$2.42	$2.03	$2.05	$1.84	$1.37	$1.18	$1.28	$1.06	$0.78	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	12	12	14	14	28	27	26	33	47	59
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.99	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	—	—	—	—	—	—	—	—	—
Wanger International (11/7/2002)
Accumulation unit value at beginning of period	$4.17	$4.21	$4.45	$3.67	$3.05	$3.61	$2.92	$1.97	$3.65	$3.17
Accumulation unit value at end of period	$4.07	$4.17	$4.21	$4.45	$3.67	$3.05	$3.61	$2.92	$1.97	$3.65
Number of accumulation units outstanding at end of period (000 omitted)	133	197	193	206	274	305	394	835	926	1,054
Wanger USA (11/7/2002)
Accumulation unit value at beginning of period	$3.20	$3.25	$3.13	$2.36	$1.99	$2.08	$1.70	$1.21	$2.03	$1.94
Accumulation unit value at end of period	$3.60	$3.20	$3.25	$3.13	$2.36	$1.99	$2.08	$1.70	$1.21	$2.03
Number of accumulation units outstanding at end of period (000 omitted)	215	308	365	411	480	576	720	1,292	1,638	2,304
Wells Fargo VT Index Asset Allocation Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.29	$2.28	$1.95	$1.65	$1.47	$1.40	$1.24	$1.09	$1.55	$1.46
Accumulation unit value at end of period	$2.44	$2.29	$2.28	$1.95	$1.65	$1.47	$1.40	$1.24	$1.09	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	79	80	86	98	125	127	158	186	269	357
Wells Fargo VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.38	$1.37	$1.46	$1.23	$1.10	$1.27	$1.10	$0.97	$1.67	$1.47
Accumulation unit value at end of period	$1.41	$1.38	$1.37	$1.46	$1.23	$1.10	$1.27	$1.10	$0.97	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	113	145	130	112	127	145	159	1,551	187	332
Wells Fargo VT Opportunity Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.87	$2.99	$2.74	$2.12	$1.85	$1.98	$1.61	$1.10	$1.86	$1.76
Accumulation unit value at end of period	$3.19	$2.87	$2.99	$2.74	$2.12	$1.85	$1.98	$1.61	$1.10	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	63	74	81	97	114	141	69	79	43	49
Wells Fargo VT Small Cap Growth Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$3.37	$3.51	$3.61	$2.43	$2.27	$2.41	$1.92	$1.27	$2.19	$1.94
Accumulation unit value at end of period	$3.60	$3.37	$3.51	$3.61	$2.43	$2.27	$2.41	$1.92	$1.27	$2.19
Number of accumulation units outstanding at end of period (000 omitted)	29	32	29	38	61	84	94	110	100	135
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.99	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.92	$0.99	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	25	24	1	—	—	—	—	—	—

Variable account charges of 1.05% of the daily net assets of the variable account.

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.10	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	$1.10	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	21	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.47	$1.45	$1.40	$1.15	$1.03	$1.35	$1.15	$0.76	$1.46	$1.23
Accumulation unit value at end of period	$1.45	$1.47	$1.45	$1.40	$1.15	$1.03	$1.35	$1.15	$0.76	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	182	219	264	311	292	322	417	481	448	427
AB VPS Growth and Income Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.67	$1.66	$1.54	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17
Accumulation unit value at end of period	$1.83	$1.67	$1.66	$1.54	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	168	198	262	264	165	201	204	142	214	341
AB VPS International Value Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$0.83	$0.82	$0.89	$0.73	$0.65	$0.81	$0.79	$0.59	$1.28	$1.23
Accumulation unit value at end of period	$0.82	$0.83	$0.82	$0.89	$0.73	$0.65	$0.81	$0.79	$0.59	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	445	535	548	562	675	742	902	3,880	9,526	4,614

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	47

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.08	$1.89	$1.68	$1.24	$1.08	$1.13	$1.04	$0.76	$1.28	$1.14
Accumulation unit value at end of period	$2.10	$2.08	$1.89	$1.68	$1.24	$1.08	$1.13	$1.04	$0.76	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	147	123	44	41	42	50	51	162	83	19
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.72	$1.18	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.72	$1.18	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	241	86	66	43	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.07	$2.12	$1.84	$1.43	$1.25	$1.27	$1.08	$0.84	$1.13	$1.17
Accumulation unit value at end of period	$2.51	$2.07	$2.12	$1.84	$1.43	$1.25	$1.27	$1.08	$0.84	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	393	433	431	464	481	549	564	1,999	2,749	2,838
American Century VP Ultra®, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.00	$1.90	$1.75	$1.29	$1.15	$1.15	$1.00	$0.75	$1.31	$1.09
Accumulation unit value at end of period	$2.06	$2.00	$1.90	$1.75	$1.29	$1.15	$1.15	$1.00	$0.75	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	463	322	598	504	461	427	374	387	395	328
American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.64	$1.72	$1.54	$1.19	$1.05	$1.05	$0.94	$0.79	$1.09	$1.16
Accumulation unit value at end of period	$1.95	$1.64	$1.72	$1.54	$1.19	$1.05	$1.05	$0.94	$0.79	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	753	876	725	761	786	848	926	806	641	639
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.17	$1.16	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.17	$1.16	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	405	586	448	478	159	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.76	$1.86	$1.80	$1.24	$1.05	$1.04	$0.84	$0.60	$1.02	$1.00
Accumulation unit value at end of period	$1.84	$1.76	$1.86	$1.80	$1.24	$1.05	$1.04	$0.84	$0.60	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	121	134	131	175	147	149	199	197	122	81
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.61	$1.60	$1.47	$1.22	$1.08	$1.07	$0.96	$0.78	$1.13	$1.12
Accumulation unit value at end of period	$1.70	$1.61	$1.60	$1.47	$1.22	$1.08	$1.07	$0.96	$0.78	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	560	317	207	182	144	126	179	202	143	120
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.72	$0.93	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.60	$0.54	$0.72	$0.93	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.38	$1.35	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.38	$1.35	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	38	23	12	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.11	$2.12	$1.86	$1.41	$1.25	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.26	$2.11	$2.12	$1.86	$1.41	$1.25	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.70	$1.70	$1.49	$1.13	$1.00	$0.96	$0.83	$0.67	$1.18	$1.16
Accumulation unit value at end of period	$1.81	$1.70	$1.70	$1.49	$1.13	$1.00	$0.96	$0.83	$0.67	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	193	217	144	143	150	176	69	75	129	221
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.92	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$0.92	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	26	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.74	$1.60	$1.28	$1.13	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.87	$1.67	$1.74	$1.60	$1.28	$1.13	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	141	133	155	9	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.51	$1.39	$1.11	$0.98	$1.05	$0.90	$0.72	$1.22	$1.14
Accumulation unit value at end of period	$1.63	$1.45	$1.51	$1.39	$1.11	$0.98	$1.05	$0.90	$0.72	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	943	1,060	1,244	1,354	1,409	1,783	2,158	22,373	17,748	9,218
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.90	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.89	$0.91	$0.90	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	10	10	10	—	—	—	—	—	—

48	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$1.06	$1.10	$1.13	$0.95	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	$1.06	$1.10	$1.13	$0.95	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	51	46	44	36	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.30	$1.45	$1.50	$1.54	$1.29	$1.65	$1.39	$0.81	$1.77	$1.29
Accumulation unit value at end of period	$1.35	$1.30	$1.45	$1.50	$1.54	$1.29	$1.65	$1.39	$0.81	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	746	562	662	704	733	1,038	1,415	3,281	5,505	2,399
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.03	$1.03	$1.13	$1.08	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.95	$1.03	$1.03	$1.13	$1.08	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	—	—	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.25	$1.26	$1.38	$1.31	$1.26	$1.20	$1.09	$1.10	$1.03
Accumulation unit value at end of period	$1.14	$1.16	$1.25	$1.26	$1.38	$1.31	$1.26	$1.20	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	596	633	719	734	804	814	1,014	10,507	9,050	7,401
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	—	—	96	86	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.01	$1.02	$1.03	$1.05	$1.06	$1.07	$1.05	$1.02
Accumulation unit value at end of period	$0.98	$0.99	$1.00	$1.01	$1.02	$1.03	$1.05	$1.06	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,662	4,067	2,163	1,390	2,463	2,275	2,126	4,847	7,111	2,189
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.38	$1.35	$1.29	$1.13	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.49	$1.35	$1.38	$1.35	$1.29	$1.13	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	74	35	33	19	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.72	$1.76	$1.72	$1.64	$1.43	$1.37	$1.21	$0.80	$1.07	$1.07
Accumulation unit value at end of period	$1.90	$1.72	$1.76	$1.72	$1.64	$1.43	$1.37	$1.21	$0.80	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	288	343	437	423	450	485	601	655	594	810
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.36	$1.33	$1.28	$1.12	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.46	$1.33	$1.36	$1.33	$1.28	$1.12	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	469	469	476	9	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.70	$1.73	$1.69	$1.62	$1.43	$1.36	$1.22	$0.86	$1.07	$1.06
Accumulation unit value at end of period	$1.86	$1.70	$1.73	$1.69	$1.62	$1.43	$1.36	$1.22	$0.86	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	901	649	986	1,224	1,264	1,054	1,295	13,576	6,841	5,168
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.10	$1.14	$1.07	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.13	$1.14	$1.10	$1.14	$1.07	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	163	153	27	25	76	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.36	$1.37	$1.32	$1.36	$1.28	$1.21	$1.13	$1.00	$1.08	$1.04
Accumulation unit value at end of period	$1.41	$1.36	$1.37	$1.32	$1.36	$1.28	$1.21	$1.13	$1.00	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,442	1,529	1,574	1,752	2,455	2,407	2,611	32,675	28,147	22,505
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.14	$1.99	$1.77	$1.37	$1.16	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.14	$2.14	$1.99	$1.77	$1.37	$1.16	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	23	43	43	30	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.82	$1.69	$1.50	$1.16	$0.98	$1.02	$0.88	$0.65	$1.18	$1.16
Accumulation unit value at end of period	$1.82	$1.82	$1.69	$1.50	$1.16	$0.98	$1.02	$0.88	$0.65	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	142	162	132	98	101	123	173	186	299	542
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.76	$1.76	$1.57	$1.21	$1.06	$1.05	$0.92	$0.74	$1.19	$1.15
Accumulation unit value at end of period	$1.94	$1.76	$1.76	$1.57	$1.21	$1.06	$1.05	$0.92	$0.74	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	504	443	422	262	260	166	121	125	161	68
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.07	$1.07	$1.02	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.03	$1.07	$1.07	$1.07	$1.02	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	242	217	145	14	69	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	49

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.99	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	$0.99	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	68	5	5	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.02	$1.04	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	982	489	71	117	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.08	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.05	$1.08	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,279	3,671	3,265	1,083	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.11	$1.16	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29,067	29,278	25,686	10,351	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.15	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.20	$1.15	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	99,344	102,812	106,021	98,347	63,295	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.61	$1.52	$1.17	$1.07	$1.27	$1.00	—	—	—
Accumulation unit value at end of period	$1.69	$1.68	$1.61	$1.52	$1.17	$1.07	$1.27	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	20	19	18	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.86	$1.78	$1.68	$1.29	$1.18	$1.40	$1.12	$0.69	$1.27	$1.13
Accumulation unit value at end of period	$1.88	$1.86	$1.78	$1.68	$1.29	$1.18	$1.40	$1.12	$0.69	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	57	56	59	59	53	108	148	127	51	32
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$2.02	$1.82	$1.34	$1.14	$1.26	$1.00	—	—	—
Accumulation unit value at end of period	$2.14	$1.90	$2.02	$1.82	$1.34	$1.14	$1.26	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.70	$1.81	$1.63	$1.19	$1.02	$1.13	$0.93	$0.67	$1.22	$1.12
Accumulation unit value at end of period	$1.92	$1.70	$1.81	$1.63	$1.19	$1.02	$1.13	$0.93	$0.67	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	181	224	355	375	370	430	521	1,657	2,910	1,939
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.45	$1.20	$1.03	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.36	$1.31	$1.45	$1.20	$1.03	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.20	$1.33	$1.10	$0.94	$1.09	$0.97	$0.77	$1.30	$1.17
Accumulation unit value at end of period	$1.16	$1.25	$1.20	$1.33	$1.10	$0.94	$1.09	$0.97	$0.77	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	295	188	178	208	201	222	214	243	212	172
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$2.05	$1.86	$1.37	$1.17	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$2.28	$1.92	$2.05	$1.86	$1.37	$1.17	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.64	$1.74	$1.58	$1.16	$0.99	$1.02	$0.85	$0.68	$1.14	$1.16
Accumulation unit value at end of period	$1.94	$1.64	$1.74	$1.58	$1.16	$0.99	$1.02	$0.85	$0.68	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	54	60	22	53	40	31	31	30	7	5
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$2.06	$1.97	$1.34	$1.15	$1.27	$1.00	—	—	—
Accumulation unit value at end of period	$2.21	$1.97	$2.06	$1.97	$1.34	$1.15	$1.27	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.77	$1.85	$1.77	$1.20	$1.03	$1.14	$0.91	$0.66	$1.08	$1.14
Accumulation unit value at end of period	$2.00	$1.77	$1.85	$1.77	$1.20	$1.03	$1.14	$0.91	$0.66	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	22	33	81	100	84	83	87	73	79	30
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.03	$1.06	$1.04	$1.05	$0.95	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.03	$1.06	$1.04	$1.05	$0.95	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	23	25	23	20	—	—	—	—	—

50	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.95	$1.91	$1.43	$1.21	$1.29	$1.00	—	—	—
Accumulation unit value at end of period	$2.09	$1.80	$1.95	$1.91	$1.43	$1.21	$1.29	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	704	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	206	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.02	$0.98	$1.01	$1.00	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$1.02	$1.02	$0.98	$1.01	$1.00	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	22	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.12	$1.07	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.02
Accumulation unit value at end of period	$1.14	$1.12	$1.12	$1.07	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	333	347	425	465	700	753	801	439	609	266
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/24/2006)
Accumulation unit value at beginning of period	$0.47	$0.63	$0.77	$0.86	$0.89	$1.03	$0.89	$0.75	$1.15	$0.99
Accumulation unit value at end of period	$0.52	$0.47	$0.63	$0.77	$0.86	$0.89	$1.03	$0.89	$0.75	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	173	173	191	202	241	359	427	401	319	140
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.02	$1.00	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.94	$1.02	$1.00	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	75	80	74	32	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.18	$1.22	$1.05	$0.87	$1.03	$0.95	$0.77	$1.34	$1.16
Accumulation unit value at end of period	$1.10	$1.18	$1.18	$1.22	$1.05	$0.87	$1.03	$0.95	$0.77	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	12	31	66	71	60	68	74	101	116	95
Eaton Vance VT Floating-Rate Income Fund – Initial Class (7/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.26	$1.27	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.02
Accumulation unit value at end of period	$1.33	$1.24	$1.26	$1.27	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,138	1,212	1,717	1,636	1,460	1,217	1,533	8,837	5,960	4,192
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.79	$1.80	$1.63	$1.26	$1.10	$1.14	$0.99	$0.73	$1.30	$1.12
Accumulation unit value at end of period	$1.91	$1.79	$1.80	$1.63	$1.26	$1.10	$1.14	$0.99	$0.73	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	1,627	1,714	2,284	2,357	1,981	2,111	2,378	5,672	11,948	7,839
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.84	$1.89	$1.81	$1.34	$1.18	$1.34	$1.06	$0.76	$1.28	$1.12
Accumulation unit value at end of period	$2.04	$1.84	$1.89	$1.81	$1.34	$1.18	$1.34	$1.06	$0.76	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	878	874	1,149	1,665	1,557	1,438	1,941	5,798	7,633	3,844
Fidelity® VIP Overseas Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.21	$1.19	$1.31	$1.02	$0.85	$1.04	$0.93	$0.75	$1.35	$1.17
Accumulation unit value at end of period	$1.14	$1.21	$1.19	$1.31	$1.02	$0.85	$1.04	$0.93	$0.75	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	189	190	249	254	265	306	334	293	596	484
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.98	$1.01	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	170	132	59	123	—	—	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.04	$1.04	$0.92	$0.91	$0.72	$0.77	$0.64	$0.55	$0.96	$1.22
Accumulation unit value at end of period	$1.03	$1.04	$1.04	$0.92	$0.91	$0.72	$0.77	$0.64	$0.55	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	500	501	538	546	482	508	445	475	459	527
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.11	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	$1.11	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	75	218	136	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	51

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.39	$1.48	$1.40	$1.10	$0.97	$0.99	$0.90	$0.72	$1.16	$1.14
Accumulation unit value at end of period	$1.60	$1.39	$1.48	$1.40	$1.10	$0.97	$0.99	$0.90	$0.72	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	658	763	729	754	789	949	1,071	1,072	979	948
Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.77	$1.78	$1.32	$1.13	$1.18	$0.93	$0.73	$1.10	$1.14
Accumulation unit value at end of period	$2.09	$1.63	$1.77	$1.78	$1.32	$1.13	$1.18	$0.93	$0.73	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	365	425	485	515	539	558	667	686	632	593
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.91	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	16	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.66	$1.67	$1.45	$1.07	$0.94	$0.92	$0.82	$0.68	$1.10	$1.13
Accumulation unit value at end of period	$1.82	$1.66	$1.67	$1.45	$1.07	$0.94	$0.92	$0.82	$0.68	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	204	210	221	225	212	236	290	177	178	186
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.48	$1.43	$1.34	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.48	$1.43	$1.34	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	114	114	114	115	116	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.03	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.97	$1.03	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	37	54	50	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.55	$1.67	$1.54	$1.15	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13
Accumulation unit value at end of period	$1.79	$1.55	$1.67	$1.54	$1.15	$0.98	$1.01	$0.88	$0.69	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	232	280	328	317	329	372	431	5,748	7,463	4,403
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.56	$1.54	$1.39	$1.07	$0.92	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.56	$1.54	$1.39	$1.07	$0.92	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	290	294	316	311	276	369	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.25	$2.21	$1.87	$1.35	$1.13	$1.10	$1.06	$0.84	$1.19	$1.08
Accumulation unit value at end of period	$1.97	$2.25	$2.21	$1.87	$1.35	$1.13	$1.10	$1.06	$0.84	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	249	302	423	468	446	453	552	543	492	374
Invesco V.I. International Growth Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.47	$1.49	$1.27	$1.11	$1.21	$1.08	$0.81	$1.38	$1.22
Accumulation unit value at end of period	$1.40	$1.42	$1.47	$1.49	$1.27	$1.11	$1.21	$1.08	$0.81	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	435	491	458	417	456	534	621	7,178	6,034	2,512
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.41	$1.32	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.41	$1.41	$1.32	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	223	230	256	252	264	—	—	—	—	—
Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.13	$1.20	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.02	$1.13	$1.20	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	54	74	58	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.02	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.01	$1.02	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	35	14	2	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.18	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.16	$1.20	$1.18	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	66	33	5	—	—	—	—	—	—
Janus Aspen Series Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.56	$1.50	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00
Accumulation unit value at end of period	$1.55	$1.56	$1.50	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	413	466	548	614	758	925	1,073	18,832	13,405	7,803
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.14	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.12	$1.14	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	20	5	5	—	—	—	—	—	—

52	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	402	462	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$1.82	$2.16	$1.94	$1.63	$1.46	$1.38	$1.23	$0.94	$1.52	$1.21
Accumulation unit value at end of period	$2.01	$1.82	$2.16	$1.94	$1.63	$1.46	$1.38	$1.23	$0.94	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	339	409	480	569	661	782	921	1,049	962	770
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.38	$1.22	$1.21	$0.94	$1.05	$0.87	$0.62	$1.13	$1.25
Accumulation unit value at end of period	$1.37	$1.35	$1.38	$1.22	$1.21	$0.94	$1.05	$0.87	$0.62	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	179	188	267	291	246	297	229	2,721	3,633	1,315
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.88	$2.02	$2.00	$1.47	$1.37	$1.49	$1.14	$0.73	$1.39	$1.15
Accumulation unit value at end of period	$1.69	$1.88	$2.02	$2.00	$1.47	$1.37	$1.49	$1.14	$0.73	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	86	103	184	195	216	156	186	202	302	238
Neuberger Berman AMT International Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.17	$1.22	$1.05	$0.90	$1.03	$0.85	$0.64	$1.21	$1.19
Accumulation unit value at end of period	$1.14	$1.18	$1.17	$1.22	$1.05	$0.90	$1.03	$0.85	$0.64	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	112	134	118	123	183	176	216	3,810	3,541	2,575
Neuberger Berman AMT Socially Responsive Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.80	$1.83	$1.68	$1.24	$1.13	$1.18	$0.97	$0.75	$1.24	$1.17
Accumulation unit value at end of period	$1.95	$1.80	$1.83	$1.68	$1.24	$1.13	$1.18	$0.97	$0.75	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	168	112	104	121	142	147	151	148	125	112
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.93	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.93	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Equity Income Fund/VA, Service Shares* (9/15/2006)
Accumulation unit value at beginning of period	$1.27	$1.42	$1.30	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07
Accumulation unit value at end of period	$1.45	$1.27	$1.42	$1.30	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	294	295	345	368	371	387	390	529	435	337
*Oppenheimer Equity Income Fund/VA, Service Shares merged into Oppenheimer Main Street Fund®/VA, Service Shares on April 28, 2017.
Oppenheimer Global Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.59	$1.57	$1.25	$1.05	$1.16	$1.01	$0.73	$1.24	$1.18
Accumulation unit value at end of period	$1.61	$1.63	$1.59	$1.57	$1.25	$1.05	$1.16	$1.01	$0.73	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	265	289	464	487	522	678	636	666	666	599
Oppenheimer Global Strategic Income Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.39	$1.44	$1.42	$1.44	$1.29	$1.30	$1.14	$0.97	$1.15	$1.06
Accumulation unit value at end of period	$1.47	$1.39	$1.44	$1.42	$1.44	$1.29	$1.30	$1.14	$0.97	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,432	1,654	1,891	2,310	2,428	2,631	3,037	19,339	15,020	11,993
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.83	$1.96	$1.78	$1.28	$1.10	$1.14	$0.93	$0.69	$1.12	$1.15
Accumulation unit value at end of period	$2.13	$1.83	$1.96	$1.78	$1.28	$1.10	$1.14	$0.93	$0.69	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	297	310	214	192	199	218	251	312	257	311
PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.12	$1.05
Accumulation unit value at end of period	$1.42	$1.27	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	658	933	1,123	1,491	1,630	1,530	1,232	10,833	11,520	7,960
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	$0.97	$0.94	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	16	16	3	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.99	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	$0.99	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	1	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.99	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.93	$0.99	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	216	174	25	17	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.53	$0.71	$0.77	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.78	$0.53	$0.71	$0.77	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	20	13	10	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	53

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,315	1,319	1,173	1,085	1,001	887	563	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.56	$1.48	$1.51	$1.45	$1.21	$1.08	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,883	7,837	7,802	10,551	12,253	14,095	14,269	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.11	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	5	—	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.11	$1.12	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	8	3	4	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	20	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.30	$1.34	$1.24	$1.33	$1.27	$1.17	$1.13	$1.07	$1.08	$1.01
Accumulation unit value at end of period	$1.40	$1.30	$1.34	$1.24	$1.33	$1.27	$1.17	$1.13	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	545	563	587	662	1,287	1,413	1,619	16,556	6,176	4,750
Variable Portfolio – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.58	$1.40	$1.38	$1.07	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.60	$1.55	$1.58	$1.40	$1.38	$1.07	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	28	28	28	17	—	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.42	$1.50	$1.24	$1.03	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.38	$1.42	$1.50	$1.24	$1.03	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	1	1	1	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,823	1,720	2,307	3,923	3,754	1,870	1,217	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,002	9,698	10,906	16,064	23,028	27,822	20,457	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.17	$1.28	$1.08	$0.94	$1.18	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.17	$1.28	$1.08	$0.94	$1.18	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	13	22	20	8	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.14	$1.15	$1.12	$1.05	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.11	$1.14	$1.15	$1.12	$1.05	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	41	41	58	9	—	—	—	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.10	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.10	$1.10	$1.06	$1.10	$1.06	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	14	14	12	4	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.88	$1.74	$1.38	$1.20	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.85	$1.80	$1.88	$1.74	$1.38	$1.20	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	18	17	15	—	—	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.99	$1.04	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	—	7	7	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,040	—	—	—	—	—	—	—	—	—

54	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.08	$1.90	$1.71	$1.34	$1.19	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.17	$2.08	$1.90	$1.71	$1.34	$1.19	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.10	$2.00	$1.84	$1.36	$1.21	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$2.02	$2.10	$2.00	$1.84	$1.36	$1.21	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	—	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.70	$1.54	$1.21	$1.11	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.83	$1.69	$1.70	$1.54	$1.21	$1.11	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	9	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.46	$1.47	$1.33	$1.05	$0.95	$1.00	$0.91	$0.70	$1.15	$1.12
Accumulation unit value at end of period	$1.58	$1.46	$1.47	$1.33	$1.05	$0.95	$1.00	$0.91	$0.70	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	233	257	309	359	398	508	719	18,154	9,698	5,374
Variable Portfolio – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.91	$1.75	$1.31	$1.14	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$2.11	$1.87	$1.91	$1.75	$1.31	$1.14	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	20	1	1	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,779	20,265	20,810	19,525	16,779	12,779	7,816	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.36	$1.31	$1.19	$1.09	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.39	$1.34	$1.36	$1.31	$1.19	$1.09	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92,811	104,634	113,486	117,715	121,348	121,489	131,296	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,954	5,842	5,520	6,255	5,501	4,493	2,399	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.44	$1.38	$1.21	$1.09	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.47	$1.41	$1.44	$1.38	$1.21	$1.09	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,221	31,084	34,878	48,803	54,213	59,742	63,511	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,158	4,871	6,173	7,945	7,553	5,429	3,701	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,247	26,332	29,100	33,067	37,210	36,289	38,937	—	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.81	$1.71	$1.32	$1.19	$1.24	$1.00	—	—	—
Accumulation unit value at end of period	$1.95	$1.91	$1.81	$1.71	$1.32	$1.19	$1.24	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.97	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	15	—	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.97	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.42	$1.43	$1.22	$1.07	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.37	$1.42	$1.43	$1.22	$1.07	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	170	142	11	11	10	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.90	$1.93	$1.39	$1.27	$1.29	$1.00	—	—	—
Accumulation unit value at end of period	$1.87	$1.78	$1.90	$1.93	$1.39	$1.27	$1.29	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	24	17	9	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	55

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.75	$1.74	$1.30	$1.16	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$1.95	$1.57	$1.75	$1.74	$1.30	$1.16	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	1	1	8	7	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.57	$1.76	$1.74	$1.30	$1.16	$1.23	$1.00	$0.74	$1.09	$1.16
Accumulation unit value at end of period	$1.96	$1.57	$1.76	$1.74	$1.30	$1.16	$1.23	$1.00	$0.74	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	145	155	186	201	252	370	429	10,344	9,166	5,574
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.33	$1.44	$1.20	$1.01	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.31	$1.33	$1.44	$1.20	$1.01	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	37	19	18	10	—	—	—	—	—
Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.85	$1.71	$1.35	$1.20	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.89	$1.68	$1.85	$1.71	$1.35	$1.20	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	26	25	23	—	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.02	$1.05	$1.04	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$1.04	$1.05	$1.02	$1.05	$1.04	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	34	13	12	4	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.95	$1.77	$1.32	$1.14	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$2.31	$1.93	$1.95	$1.77	$1.32	$1.14	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	5	1	1	2	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.90	$1.92	$1.73	$1.29	$1.11	$1.20	$1.00	$0.74	$1.18	$1.12
Accumulation unit value at end of period	$2.27	$1.90	$1.92	$1.73	$1.29	$1.11	$1.20	$1.00	$0.74	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	91	96	104	65	68	106	96	58	26	9
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.01	$1.02	$1.01	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.99	$1.00	$1.01	$1.02	$1.01	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	108	62	53	12	4	—	—	—	—	—
Wanger International (7/24/2006)
Accumulation unit value at beginning of period	$1.61	$1.63	$1.72	$1.42	$1.18	$1.40	$1.13	$0.76	$1.42	$1.23
Accumulation unit value at end of period	$1.57	$1.61	$1.63	$1.72	$1.42	$1.18	$1.40	$1.13	$0.76	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	527	583	683	734	800	878	975	5,489	3,842	2,033
Wanger USA (7/24/2006)
Accumulation unit value at beginning of period	$1.83	$1.87	$1.80	$1.36	$1.14	$1.20	$0.98	$0.70	$1.17	$1.12
Accumulation unit value at end of period	$2.06	$1.83	$1.87	$1.80	$1.36	$1.14	$1.20	$0.98	$0.70	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	559	620	762	843	927	1,071	1,249	4,677	4,142	2,742
Wells Fargo VT International Equity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.08	$1.15	$0.98	$0.87	$1.01	$0.87	$0.76	$1.32	$1.17
Accumulation unit value at end of period	$1.11	$1.09	$1.08	$1.15	$0.98	$0.87	$1.01	$0.87	$0.76	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	345	340	334	321	350	421	491	9,217	106	99
Wells Fargo VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.88	$1.96	$1.79	$1.38	$1.21	$1.30	$1.06	$0.72	$1.22	$1.16
Accumulation unit value at end of period	$2.08	$1.88	$1.96	$1.79	$1.38	$1.21	$1.30	$1.06	$0.72	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	194	250	279	338	332	386	125	149	151	119
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.11	$2.19	$2.26	$1.52	$1.42	$1.51	$1.20	$0.80	$1.37	$1.22
Accumulation unit value at end of period	$2.25	$2.11	$2.19	$2.26	$1.52	$1.42	$1.51	$1.20	$0.80	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	135	157	246	315	319	373	430	492	382	415
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.99	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.92	$0.99	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	4	—	—	—	—	—	—	—
Variable account charges of 1.10% of the daily net assets of the variable account.

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.10	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	$1.10	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	221	198	—	—	—	—	—	—	—	—

56	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AB VPS Global Thematic Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.47	$1.44	$1.39	$1.15	$1.02	$1.35	$1.15	$0.76	$1.46	$1.23
Accumulation unit value at end of period	$1.44	$1.47	$1.44	$1.39	$1.15	$1.02	$1.35	$1.15	$0.76	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	11	15	24	27	60	68	68	94	38	27
AB VPS Growth and Income Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.66	$1.66	$1.53	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17
Accumulation unit value at end of period	$1.82	$1.66	$1.66	$1.53	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	32	35	25	5	19	25	29	26	18	18
AB VPS International Value Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$0.83	$0.82	$0.89	$0.73	$0.65	$0.81	$0.79	$0.59	$1.28	$1.23
Accumulation unit value at end of period	$0.82	$0.83	$0.82	$0.89	$0.73	$0.65	$0.81	$0.79	$0.59	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	195	199	230	251	246	313	393	2,285	5,775	2,393
AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.07	$1.89	$1.68	$1.24	$1.08	$1.13	$1.04	$0.76	$1.28	$1.14
Accumulation unit value at end of period	$2.09	$2.07	$1.89	$1.68	$1.24	$1.08	$1.13	$1.04	$0.76	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	80	26	42	36	29	14	5	6	9	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.72	$1.18	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.72	$1.18	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	143	142	102	26	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.06	$2.11	$1.84	$1.43	$1.24	$1.27	$1.08	$0.84	$1.12	$1.17
Accumulation unit value at end of period	$2.50	$2.06	$2.11	$1.84	$1.43	$1.24	$1.27	$1.08	$0.84	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	49	43	64	62	84	92	109	929	1,551	1,546
American Century VP Ultra®, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.99	$1.89	$1.74	$1.29	$1.14	$1.15	$1.00	$0.75	$1.30	$1.09
Accumulation unit value at end of period	$2.05	$1.99	$1.89	$1.74	$1.29	$1.14	$1.15	$1.00	$0.75	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	3	14	9	21	17	35	71
American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.72	$1.54	$1.18	$1.04	$1.05	$0.93	$0.79	$1.09	$1.16
Accumulation unit value at end of period	$1.94	$1.63	$1.72	$1.54	$1.18	$1.04	$1.05	$0.93	$0.79	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	201	148	124	121	109	204	245	242	187	148
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.17	$1.16	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.17	$1.16	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	434	582	649	138	59	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.75	$1.85	$1.80	$1.23	$1.04	$1.04	$0.84	$0.60	$1.02	$1.00
Accumulation unit value at end of period	$1.83	$1.75	$1.85	$1.80	$1.23	$1.04	$1.04	$0.84	$0.60	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	23	44	88	81	72	49	36	31	34	31
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.61	$1.60	$1.47	$1.22	$1.08	$1.07	$0.96	$0.78	$1.12	$1.12
Accumulation unit value at end of period	$1.69	$1.61	$1.60	$1.47	$1.22	$1.08	$1.07	$0.96	$0.78	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	414	264	162	17	190	170	149	136	—	4
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.72	$0.92	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.60	$0.54	$0.72	$0.92	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	1	33	33	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.35	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.37	$1.35	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	294	151	36	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.11	$2.12	$1.86	$1.41	$1.25	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.25	$2.11	$2.12	$1.86	$1.41	$1.25	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	24	4	2	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.69	$1.70	$1.49	$1.13	$1.00	$0.96	$0.83	$0.67	$1.18	$1.16
Accumulation unit value at end of period	$1.80	$1.69	$1.70	$1.49	$1.13	$1.00	$0.96	$0.83	$0.67	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	55	53	25	6	15	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.92	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$0.92	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	4	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	57

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.73	$1.60	$1.28	$1.13	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.87	$1.67	$1.73	$1.60	$1.28	$1.13	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	156	122	70	63	58	61	3	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.51	$1.38	$1.10	$0.98	$1.04	$0.90	$0.72	$1.22	$1.14
Accumulation unit value at end of period	$1.63	$1.45	$1.51	$1.38	$1.10	$0.98	$1.04	$0.90	$0.72	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	153	160	205	232	261	330	462	14,862	10,314	4,662
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.91	$0.90	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.88	$0.91	$0.90	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	8	3	2	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.06	$1.10	$1.13	$0.95	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	$1.06	$1.10	$1.13	$0.95	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	119	128	101	59	26	27	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.30	$1.44	$1.49	$1.54	$1.29	$1.65	$1.39	$0.81	$1.77	$1.29
Accumulation unit value at end of period	$1.35	$1.30	$1.44	$1.49	$1.54	$1.29	$1.65	$1.39	$0.81	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	169	168	212	236	299	269	254	1,676	3,290	1,248
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.03	$1.03	$1.13	$1.08	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.95	$1.03	$1.03	$1.13	$1.08	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	15	14	18	11	10	5	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.25	$1.25	$1.37	$1.30	$1.26	$1.19	$1.08	$1.10	$1.03
Accumulation unit value at end of period	$1.13	$1.16	$1.25	$1.25	$1.37	$1.30	$1.26	$1.19	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	44	54	59	78	106	117	164	7,610	5,845	4,237
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	102	17	7	108	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06	$1.05	$1.01
Accumulation unit value at end of period	$0.98	$0.99	$1.00	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	206	226	215	245	489	478	448	852	1,141	752
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.38	$1.35	$1.29	$1.13	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.49	$1.35	$1.38	$1.35	$1.29	$1.13	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	154	32	32	17	6	6	4	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.71	$1.75	$1.71	$1.63	$1.42	$1.36	$1.21	$0.79	$1.07	$1.07
Accumulation unit value at end of period	$1.89	$1.71	$1.75	$1.71	$1.63	$1.42	$1.36	$1.21	$0.79	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	85	69	76	74	120	122	141	139	79	72
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.36	$1.32	$1.28	$1.12	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.33	$1.36	$1.32	$1.28	$1.12	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	95	103	119	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.69	$1.73	$1.68	$1.62	$1.43	$1.36	$1.21	$0.86	$1.07	$1.06
Accumulation unit value at end of period	$1.85	$1.69	$1.73	$1.68	$1.62	$1.43	$1.36	$1.21	$0.86	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	56	44	48	69	77	92	136	9,699	4,459	3,104
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.10	$1.14	$1.07	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.13	$1.14	$1.10	$1.14	$1.07	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	247	52	2	2	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.37	$1.31	$1.36	$1.28	$1.21	$1.13	$1.00	$1.08	$1.04
Accumulation unit value at end of period	$1.40	$1.35	$1.37	$1.31	$1.36	$1.28	$1.21	$1.13	$1.00	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	162	180	273	301	368	424	566	24,086	18,611	12,855
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.14	$1.99	$1.76	$1.37	$1.15	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.14	$2.14	$1.99	$1.76	$1.37	$1.15	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	63	29	—	—	—	—	—	—	—

58	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.81	$1.68	$1.49	$1.16	$0.97	$1.02	$0.88	$0.65	$1.18	$1.16
Accumulation unit value at end of period	$1.82	$1.81	$1.68	$1.49	$1.16	$0.97	$1.02	$0.88	$0.65	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	17	7	11	21	19	27	27	13	13	11
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.75	$1.75	$1.57	$1.20	$1.05	$1.05	$0.92	$0.74	$1.19	$1.15
Accumulation unit value at end of period	$1.93	$1.75	$1.75	$1.57	$1.20	$1.05	$1.05	$0.92	$0.74	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	458	260	169	114	61	92	226	135	152	11
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.06	$1.07	$1.07	$1.02	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.03	$1.06	$1.07	$1.07	$1.02	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	206	51	64	9	2	2	1	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.99	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	$0.99	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	66	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.02	$1.04	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,361	5,201	1,367	792	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.08	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.05	$1.08	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,721	10,621	5,770	2,848	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.11	$1.16	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	82,647	71,896	49,209	22,553	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	$1.11	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	168,328	137,942	93,074	36,622	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.61	$1.51	$1.17	$1.06	$1.27	$1.00	—	—	—
Accumulation unit value at end of period	$1.69	$1.67	$1.61	$1.51	$1.17	$1.06	$1.27	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	4	1	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.85	$1.77	$1.67	$1.29	$1.17	$1.40	$1.12	$0.69	$1.27	$1.13
Accumulation unit value at end of period	$1.87	$1.85	$1.77	$1.67	$1.29	$1.17	$1.40	$1.12	$0.69	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	10	17	12	17	20	15	37
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$2.01	$1.82	$1.34	$1.14	$1.26	$1.00	—	—	—
Accumulation unit value at end of period	$2.13	$1.89	$2.01	$1.82	$1.34	$1.14	$1.26	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	46	39	6	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.69	$1.80	$1.62	$1.19	$1.02	$1.12	$0.93	$0.66	$1.22	$1.12
Accumulation unit value at end of period	$1.91	$1.69	$1.80	$1.62	$1.19	$1.02	$1.12	$0.93	$0.66	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	36	42	87	99	89	118	177	730	1,547	897
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.45	$1.20	$1.03	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.36	$1.31	$1.45	$1.20	$1.03	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	51	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.20	$1.32	$1.10	$0.94	$1.09	$0.96	$0.76	$1.30	$1.17
Accumulation unit value at end of period	$1.16	$1.24	$1.20	$1.32	$1.10	$0.94	$1.09	$0.96	$0.76	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	163	44	50	49	46	46	39	30	4	2
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$2.05	$1.86	$1.37	$1.17	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$2.27	$1.92	$2.05	$1.86	$1.37	$1.17	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	44	39	16	5	6	4	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.73	$1.57	$1.16	$0.99	$1.01	$0.85	$0.68	$1.14	$1.16
Accumulation unit value at end of period	$1.93	$1.63	$1.73	$1.57	$1.16	$0.99	$1.01	$0.85	$0.68	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	19	17	20	24	26	28	15	10	8	8

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	59

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.96	$2.05	$1.96	$1.34	$1.15	$1.27	$1.00	—	—	—
Accumulation unit value at end of period	$2.21	$1.96	$2.05	$1.96	$1.34	$1.15	$1.27	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	9	5	5	6	7	2	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.77	$1.85	$1.76	$1.20	$1.03	$1.14	$0.91	$0.66	$1.08	$1.14
Accumulation unit value at end of period	$1.99	$1.77	$1.85	$1.76	$1.20	$1.03	$1.14	$0.91	$0.66	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	9	11	19	13	9	29	30	15	43	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.03	$1.06	$1.04	$1.05	$0.95	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.03	$1.06	$1.04	$1.05	$0.95	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78	27	11	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.95	$1.91	$1.43	$1.21	$1.29	$1.00	—	—	—
Accumulation unit value at end of period	$2.09	$1.80	$1.95	$1.91	$1.43	$1.21	$1.29	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	19	11	10	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,384	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,289	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.02	$0.97	$1.01	$1.00	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.02	$1.02	$0.97	$1.01	$1.00	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	4	4	4	4	3	1	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.11	$1.07	$1.10	$1.09	$1.09	$1.07	$1.03	$1.06	$1.02
Accumulation unit value at end of period	$1.13	$1.12	$1.11	$1.07	$1.10	$1.09	$1.09	$1.07	$1.03	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	12	10	27	34	114	360	381	313	306	171
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/24/2006)
Accumulation unit value at beginning of period	$0.46	$0.63	$0.76	$0.86	$0.89	$1.03	$0.89	$0.75	$1.15	$0.99
Accumulation unit value at end of period	$0.51	$0.46	$0.63	$0.76	$0.86	$0.89	$1.03	$0.89	$0.75	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	41	32	88	99	123	106	112	147	92	58
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.02	$1.00	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.94	$1.02	$1.00	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	135	63	73	40	8	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.17	$1.22	$1.05	$0.86	$1.03	$0.95	$0.77	$1.34	$1.16
Accumulation unit value at end of period	$1.09	$1.17	$1.17	$1.22	$1.05	$0.86	$1.03	$0.95	$0.77	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	16	12	33	44	27	24	16	28	45	26
Eaton Vance VT Floating-Rate Income Fund – Initial Class (7/24/2006)
Accumulation unit value at beginning of period	$1.23	$1.26	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.02
Accumulation unit value at end of period	$1.33	$1.23	$1.26	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	143	158	286	294	279	271	253	6,229	3,797	2,367
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.78	$1.80	$1.63	$1.26	$1.09	$1.14	$0.98	$0.73	$1.29	$1.12
Accumulation unit value at end of period	$1.90	$1.78	$1.80	$1.63	$1.26	$1.09	$1.14	$0.98	$0.73	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	960	825	864	839	754	871	800	3,018	6,996	4,358
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.84	$1.89	$1.80	$1.34	$1.18	$1.34	$1.05	$0.76	$1.28	$1.12
Accumulation unit value at end of period	$2.03	$1.84	$1.89	$1.80	$1.34	$1.18	$1.34	$1.05	$0.76	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	571	441	427	433	395	436	448	3,101	4,524	1,951
Fidelity® VIP Overseas Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.30	$1.01	$0.85	$1.04	$0.93	$0.75	$1.35	$1.16
Accumulation unit value at end of period	$1.13	$1.21	$1.18	$1.30	$1.01	$0.85	$1.04	$0.93	$0.75	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	37	37	73	67	93	102	118	119	92	99

60	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.97	$1.00	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	192	86	36	—	—	—	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.04	$0.91	$0.90	$0.72	$0.77	$0.64	$0.54	$0.96	$1.22
Accumulation unit value at end of period	$1.03	$1.03	$1.04	$0.91	$0.90	$0.72	$0.77	$0.64	$0.54	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	35	37	53	53	54	49	45	26	36	19
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.11	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	$1.11	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	90	29	1	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.39	$1.47	$1.39	$1.10	$0.97	$0.99	$0.90	$0.72	$1.16	$1.14
Accumulation unit value at end of period	$1.59	$1.39	$1.47	$1.39	$1.10	$0.97	$0.99	$0.90	$0.72	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	371	259	212	186	210	240	360	309	430	425
Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.62	$1.77	$1.78	$1.32	$1.13	$1.18	$0.93	$0.73	$1.10	$1.14
Accumulation unit value at end of period	$2.08	$1.62	$1.77	$1.78	$1.32	$1.13	$1.18	$0.93	$0.73	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	233	161	170	110	104	104	90	90	131	158
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.91	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	32	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.65	$1.67	$1.45	$1.07	$0.94	$0.91	$0.82	$0.68	$1.10	$1.13
Accumulation unit value at end of period	$1.81	$1.65	$1.67	$1.45	$1.07	$0.94	$0.91	$0.82	$0.68	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	67	67	86	72	53	43	47	53	54	55
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.48	$1.43	$1.34	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.48	$1.43	$1.34	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	21	31	10	10	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.03	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.97	$1.03	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	73	17	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.54	$1.66	$1.54	$1.15	$0.97	$1.01	$0.88	$0.69	$1.09	$1.13
Accumulation unit value at end of period	$1.78	$1.54	$1.66	$1.54	$1.15	$0.97	$1.01	$0.88	$0.69	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	54	54	77	93	107	124	146	4,048	4,844	2,697
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.55	$1.54	$1.39	$1.07	$0.91	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.55	$1.54	$1.39	$1.07	$0.91	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	22	42	49	43	32	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.24	$2.20	$1.86	$1.34	$1.13	$1.10	$1.06	$0.84	$1.19	$1.08
Accumulation unit value at end of period	$1.95	$2.24	$2.20	$1.86	$1.34	$1.13	$1.10	$1.06	$0.84	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	23	50	48	40	22	17	23	34	45	7
Invesco V.I. International Growth Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.47	$1.48	$1.26	$1.11	$1.20	$1.08	$0.81	$1.38	$1.22
Accumulation unit value at end of period	$1.39	$1.41	$1.47	$1.48	$1.26	$1.11	$1.20	$1.08	$0.81	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	50	54	47	50	66	79	99	4,814	3,794	1,454
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.40	$1.32	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.40	$1.40	$1.32	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	12	22	10	2	—	—	—	—	—
Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.13	$1.20	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.02	$1.13	$1.20	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93	147	137	19	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.02	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.01	$1.02	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	187	137	40	31	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	61

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.18	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.16	$1.20	$1.18	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	—	—	—	—	—	—
Janus Aspen Series Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.56	$1.50	$1.34	$1.05	$0.89	$0.96	$0.85	$0.63	$1.06	$1.00
Accumulation unit value at end of period	$1.54	$1.56	$1.50	$1.34	$1.05	$0.89	$0.96	$0.85	$0.63	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	78	32	40	73	89	101	130	13,024	8,449	4,753
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.14	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.12	$1.14	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	61	27	3	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	26	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$1.82	$2.15	$1.94	$1.63	$1.45	$1.38	$1.23	$0.94	$1.52	$1.21
Accumulation unit value at end of period	$2.00	$1.82	$2.15	$1.94	$1.63	$1.45	$1.38	$1.23	$0.94	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	103	93	97	110	89	77	101	120	68	59
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.37	$1.22	$1.20	$0.94	$1.05	$0.87	$0.62	$1.13	$1.25
Accumulation unit value at end of period	$1.37	$1.34	$1.37	$1.22	$1.20	$0.94	$1.05	$0.87	$0.62	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	25	24	29	35	43	53	58	1,797	2,196	755
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.87	$2.01	$1.99	$1.47	$1.37	$1.49	$1.14	$0.73	$1.39	$1.15
Accumulation unit value at end of period	$1.68	$1.87	$2.01	$1.99	$1.47	$1.37	$1.49	$1.14	$0.73	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	56	50	76	54	63	60	57	102	89	82
Neuberger Berman AMT International Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.17	$1.22	$1.05	$0.89	$1.03	$0.85	$0.64	$1.21	$1.19
Accumulation unit value at end of period	$1.14	$1.17	$1.17	$1.22	$1.05	$0.89	$1.03	$0.85	$0.64	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	30	29	29	37	44	37	48	2,555	2,223	1,578
Neuberger Berman AMT Socially Responsive Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.79	$1.82	$1.67	$1.23	$1.12	$1.17	$0.97	$0.74	$1.24	$1.17
Accumulation unit value at end of period	$1.94	$1.79	$1.82	$1.67	$1.23	$1.12	$1.17	$0.97	$0.74	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	42	40	46	46	39	40	41	43	56	42
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.93	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.93	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—	—	—	—	—	—	—
Oppenheimer Equity Income Fund/VA, Service Shares* (9/15/2006)
Accumulation unit value at beginning of period	$1.26	$1.42	$1.29	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07
Accumulation unit value at end of period	$1.44	$1.26	$1.42	$1.29	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	10	17	25	5	9
*Oppenheimer Equity Income Fund/VA, Service Shares merged into Oppenheimer Main Street Fund®/VA, Service Shares on April 28, 2017.
Oppenheimer Global Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.62	$1.58	$1.57	$1.25	$1.04	$1.15	$1.01	$0.73	$1.24	$1.18
Accumulation unit value at end of period	$1.60	$1.62	$1.58	$1.57	$1.25	$1.04	$1.15	$1.01	$0.73	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	329	143	117	120	110	125	140	139	112	83
Oppenheimer Global Strategic Income Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.39	$1.44	$1.42	$1.44	$1.29	$1.29	$1.14	$0.97	$1.15	$1.06
Accumulation unit value at end of period	$1.46	$1.39	$1.44	$1.42	$1.44	$1.29	$1.29	$1.14	$0.97	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	419	439	489	564	605	754	958	13,334	9,251	6,631
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.82	$1.96	$1.77	$1.27	$1.09	$1.13	$0.93	$0.69	$1.12	$1.15
Accumulation unit value at end of period	$2.11	$1.82	$1.96	$1.77	$1.27	$1.09	$1.13	$0.93	$0.69	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	102	32	28	18	5	3	6	18	12	12
PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.12	$1.05
Accumulation unit value at end of period	$1.41	$1.26	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	230	288	470	576	634	500	438	7,502	7,589	4,910
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.96	$0.97	$0.94	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	13	12	13	7	—	—	—	—	—

62	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.99	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	$0.99	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	3	5	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.99	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.93	$0.99	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	126	120	71	38	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.53	$0.71	$0.77	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.78	$0.53	$0.71	$0.77	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	136	131	13	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,248	2,871	2,198	2,582	2,346	3,422	1,451	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.51	$1.44	$1.21	$1.08	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.55	$1.48	$1.51	$1.44	$1.21	$1.08	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,571	4,251	4,250	5,827	5,904	7,303	8,181	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.09	$1.11	$1.06	$1.10	$1.06	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	29	—	—	—	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.11	$1.12	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	105	137	61	45	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.16	$1.08	$1.15	$1.10	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.12	$1.16	$1.08	$1.15	$1.10	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	61	61	9	8	7	3	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.30	$1.33	$1.24	$1.33	$1.27	$1.17	$1.13	$1.07	$1.08	$1.01
Accumulation unit value at end of period	$1.39	$1.30	$1.33	$1.24	$1.33	$1.27	$1.17	$1.13	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	41	37	65	90	105	113	124	11,712	3,538	2,678
Variable Portfolio – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.58	$1.40	$1.38	$1.07	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.60	$1.54	$1.58	$1.40	$1.38	$1.07	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78	67	85	58	14	14	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.42	$1.49	$1.24	$1.03	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.38	$1.42	$1.49	$1.24	$1.03	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	108	93	61	40	16	17	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.19	$1.15	$1.13	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.18	$1.19	$1.15	$1.13	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,060	4,702	4,186	3,852	5,439	4,427	3,563	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.19	$1.15	$1.13	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.18	$1.19	$1.15	$1.13	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,195	3,736	5,585	8,001	14,186	14,112	15,521	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.17	$1.28	$1.08	$0.94	$1.18	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.17	$1.28	$1.08	$0.94	$1.18	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94	83	27	26	4	4	2	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.14	$1.15	$1.12	$1.05	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.11	$1.14	$1.15	$1.12	$1.05	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	238	88	81	37	7	6	3	—	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.09	$1.10	$1.06	$1.10	$1.06	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	26	2	2	2	2	1	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	63

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.87	$1.74	$1.38	$1.20	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.84	$1.80	$1.87	$1.74	$1.38	$1.20	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	20	4	1	—	—	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.99	$1.04	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	204	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.90	$1.71	$1.33	$1.19	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.16	$2.07	$1.90	$1.71	$1.33	$1.19	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—	—	—	—	—	—	—	—
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.09	$2.00	$1.83	$1.36	$1.21	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$2.01	$2.09	$2.00	$1.83	$1.36	$1.21	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	1	—	—	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.70	$1.54	$1.21	$1.11	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.83	$1.68	$1.70	$1.54	$1.21	$1.11	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	6	3	—	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.46	$1.32	$1.04	$0.95	$1.00	$0.90	$0.70	$1.15	$1.12
Accumulation unit value at end of period	$1.58	$1.45	$1.46	$1.32	$1.04	$0.95	$1.00	$0.90	$0.70	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	18	24	26	49	51	81	115	12,560	6,269	3,313
Variable Portfolio – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.91	$1.75	$1.31	$1.14	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$2.10	$1.87	$1.91	$1.75	$1.31	$1.14	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	185	98	86	7	7	8	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.38	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,457	19,680	20,902	19,673	25,365	16,923	8,826	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50,922	58,130	62,579	67,034	78,374	87,650	103,350	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.43	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.47	$1.41	$1.43	$1.38	$1.20	$1.08	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,822	12,606	11,947	11,513	9,954	11,530	5,922	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,867	14,227	17,447	25,949	27,028	34,961	38,253	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,250	5,504	4,866	5,455	5,102	4,813	1,965	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,625	10,848	11,952	16,412	22,423	26,042	29,932	—	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.81	$1.71	$1.32	$1.19	$1.24	$1.00	—	—	—
Accumulation unit value at end of period	$1.94	$1.90	$1.81	$1.71	$1.32	$1.19	$1.24	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	4	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.97	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.

64	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.96	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.41	$1.43	$1.22	$1.07	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.36	$1.41	$1.43	$1.22	$1.07	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	184	138	84	60	33	32	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.89	$1.92	$1.39	$1.27	$1.29	$1.00	—	—	—
Accumulation unit value at end of period	$1.87	$1.77	$1.89	$1.92	$1.39	$1.27	$1.29	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96	10	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.75	$1.74	$1.30	$1.16	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$1.94	$1.57	$1.75	$1.74	$1.30	$1.16	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	10	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.57	$1.75	$1.73	$1.30	$1.16	$1.22	$1.00	$0.74	$1.09	$1.16
Accumulation unit value at end of period	$1.95	$1.57	$1.75	$1.73	$1.30	$1.16	$1.22	$1.00	$0.74	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	32	31	45	52	58	124	162	7,218	5,901	3,393
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.33	$1.44	$1.20	$1.01	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.30	$1.33	$1.44	$1.20	$1.01	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	21	23	—	—	—	—	—	—	—
Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.85	$1.70	$1.35	$1.20	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.89	$1.67	$1.85	$1.70	$1.35	$1.20	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	23	—	—	—	—	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.02	$1.05	$1.04	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$1.04	$1.05	$1.02	$1.05	$1.04	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	55	17	17	3	3	1	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.95	$1.76	$1.31	$1.14	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$2.30	$1.93	$1.95	$1.76	$1.31	$1.14	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	67	45	46	46	47	2	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.90	$1.91	$1.73	$1.29	$1.11	$1.20	$1.00	$0.74	$1.18	$1.12
Accumulation unit value at end of period	$2.26	$1.90	$1.91	$1.73	$1.29	$1.11	$1.20	$1.00	$0.74	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1	—	16	20	10	10	10	19	9	1
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	$1.02	$1.01	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.99	$1.00	$1.00	$1.02	$1.01	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96	89	20	20	—	—	—	—	—	—
Wanger International (7/24/2006)
Accumulation unit value at beginning of period	$1.60	$1.62	$1.71	$1.42	$1.18	$1.39	$1.13	$0.76	$1.42	$1.23
Accumulation unit value at end of period	$1.56	$1.60	$1.62	$1.71	$1.42	$1.18	$1.39	$1.13	$0.76	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	124	135	152	167	188	222	298	3,426	2,133	931
Wanger USA (7/24/2006)
Accumulation unit value at beginning of period	$1.83	$1.86	$1.79	$1.35	$1.14	$1.20	$0.98	$0.70	$1.17	$1.12
Accumulation unit value at end of period	$2.05	$1.83	$1.86	$1.79	$1.35	$1.14	$1.20	$0.98	$0.70	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	129	136	193	229	279	303	331	2,615	2,103	1,304
Wells Fargo VT International Equity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.08	$1.15	$0.97	$0.87	$1.01	$0.87	$0.76	$1.32	$1.17
Accumulation unit value at end of period	$1.11	$1.08	$1.08	$1.15	$0.97	$0.87	$1.01	$0.87	$0.76	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	10	40	35	51	50	53	54	6,603	10	—
Wells Fargo VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.87	$1.95	$1.78	$1.38	$1.21	$1.29	$1.06	$0.72	$1.22	$1.16
Accumulation unit value at end of period	$2.07	$1.87	$1.95	$1.78	$1.38	$1.21	$1.29	$1.06	$0.72	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	27	32	26	32	33	39	20	37	9	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.10	$2.18	$2.25	$1.51	$1.42	$1.50	$1.20	$0.79	$1.37	$1.22
Accumulation unit value at end of period	$2.23	$2.10	$2.18	$2.25	$1.51	$1.42	$1.50	$1.20	$0.79	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	186	175	154	155	142	142	118	111	62	74

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	65

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.99	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.92	$0.99	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	43	17	—	—	—	—	—	—	—

Variable account charges of 1.15% of the daily net assets of the variable account.

Year ended Dec. 31,	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.10	$1.07	$1.00	—
Accumulation unit value at end of period	$1.09	$1.07	$1.10	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$1.65	$1.51	$1.34	$0.99	$1.00
Accumulation unit value at end of period	$1.67	$1.65	$1.51	$1.34	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.72	$1.18	$1.06	$1.00	—
Accumulation unit value at end of period	$1.01	$0.72	$1.18	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—	—	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.51	$1.35	$1.04	$1.00
Accumulation unit value at end of period	$1.71	$1.43	$1.51	$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.17	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.18	$1.15	$1.17	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	37	165	174	141	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.36	$1.25	$1.04	$1.00
Accumulation unit value at end of period	$1.44	$1.37	$1.36	$1.25	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	154	170	70	56	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.72	$0.92	$1.00	—
Accumulation unit value at end of period	$0.60	$0.54	$0.72	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.35	$1.21	$1.00	—
Accumulation unit value at end of period	$1.47	$1.37	$1.35	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.49	$1.31	$0.99	$1.00
Accumulation unit value at end of period	$1.58	$1.48	$1.49	$1.31	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.92	$0.95	$1.00	—
Accumulation unit value at end of period	$0.87	$0.90	$0.92	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.38	$1.27	$1.02	$1.00
Accumulation unit value at end of period	$1.49	$1.33	$1.38	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.91	$0.90	$1.00	—
Accumulation unit value at end of period	$0.97	$0.88	$0.91	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.89	$0.99	$1.03	$1.06	$1.00
Accumulation unit value at end of period	$0.92	$0.89	$0.99	$1.03	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.88	$0.95	$0.95	$1.04	$1.00
Accumulation unit value at end of period	$0.85	$0.88	$0.95	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

66	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	658	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.17	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.26	$1.14	$1.17	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.16	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.24	$1.13	$1.16	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$1.07	$1.04	$1.05	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.58	$1.47	$1.31	$1.02	$1.00
Accumulation unit value at end of period	$1.58	$1.58	$1.47	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.50	$1.34	$1.03	$1.00
Accumulation unit value at end of period	$1.64	$1.49	$1.50	$1.34	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.02	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.02	$0.98	$1.02	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.99	$0.95	$1.00	—
Accumulation unit value at end of period	$0.99	$0.98	$0.99	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.01	$1.00	—
Accumulation unit value at end of period	$1.04	$1.02	$1.04	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.08	$1.04	$1.00	—
Accumulation unit value at end of period	$1.07	$1.05	$1.08	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.11	$1.00	—
Accumulation unit value at end of period	$1.13	$1.10	$1.16	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	929	942	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.19	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.18	$1.15	$1.19	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	5,880	5,981	6,958	7,034	4,449
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.31	$1.24	$0.96	$1.00
Accumulation unit value at end of period	$1.38	$1.37	$1.31	$1.24	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.57	$1.42	$1.04	$1.00
Accumulation unit value at end of period	$1.66	$1.47	$1.57	$1.42	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.16	$1.29	$1.07	$1.00
Accumulation unit value at end of period	$1.12	$1.21	$1.16	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.54	$1.40	$1.03	$1.00
Accumulation unit value at end of period	$1.70	$1.44	$1.54	$1.40	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	67

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.56	$1.49	$1.02	$1.00
Accumulation unit value at end of period	$1.68	$1.49	$1.56	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.08	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.13	$1.05	$1.08	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.39	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.49	$1.29	$1.39	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.01	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.01	$1.01	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.01	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.94	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.45	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$1.54	$1.44	$1.45	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.42	$1.36	$1.01	$1.00
Accumulation unit value at end of period	$1.53	$1.38	$1.42	$1.36	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$1.04	$0.97	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.11	$1.07	$1.00	—
Accumulation unit value at end of period	$1.14	$1.02	$1.11	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.41	$1.33	$1.05	$1.00
Accumulation unit value at end of period	$1.52	$1.33	$1.41	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.43	$1.44	$1.07	$1.00
Accumulation unit value at end of period	$1.69	$1.31	$1.43	$1.44	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.90	$0.91	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.03	$0.98	$1.00	—
Accumulation unit value at end of period	$1.07	$0.97	$1.03	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	19	38	—

68	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012
Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.12	$1.20	$1.00	—
Accumulation unit value at end of period	$0.98	$1.02	$1.12	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	2	18	18	17	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.02	$0.98	$1.00	—
Accumulation unit value at end of period	$1.01	$1.00	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.17	$1.04	$1.00
Accumulation unit value at end of period	$1.18	$1.16	$1.20	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Janus Aspen Series Research Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.50	$1.45	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.49	$1.50	$1.45	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.14	$1.12	$1.00	—
Accumulation unit value at end of period	$1.14	$1.12	$1.14	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.42	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.31	$1.20	$1.42	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.27	$1.26	$0.93	$1.00
Accumulation unit value at end of period	$1.06	$1.18	$1.27	$1.26	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Neuberger Berman AMT Socially Responsive Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.49	$1.37	$1.01	$1.00
Accumulation unit value at end of period	$1.59	$1.46	$1.49	$1.37	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.91	$0.92	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.37	$1.36	$1.08	$1.00
Accumulation unit value at end of period	$1.39	$1.40	$1.37	$1.36	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.98	$0.97	$1.00	—
Accumulation unit value at end of period	$0.99	$0.95	$0.98	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.58	$1.43	$1.03	$1.00
Accumulation unit value at end of period	$1.71	$1.47	$1.58	$1.43	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.06	$1.07	$1.08	$1.00
Accumulation unit value at end of period	$1.06	$0.95	$1.06	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	9	140	106
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.94	$1.03	$1.00
Accumulation unit value at end of period	$0.98	$0.96	$0.97	$0.94	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.99	$0.96	$1.00	—
Accumulation unit value at end of period	$0.99	$0.98	$0.99	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.98	$0.98	$1.00	—
Accumulation unit value at end of period	$0.95	$0.93	$0.98	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	69

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.53	$0.71	$0.77	$1.00	—
Accumulation unit value at end of period	$0.78	$0.53	$0.71	$0.77	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.28	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.31	$1.25	$1.28	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.04	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.04	$1.02	$1.04	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.12	$1.03	$1.00	—
Accumulation unit value at end of period	$0.99	$1.10	$1.12	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.05	$0.98	$1.05	$1.00
Accumulation unit value at end of period	$1.09	$1.02	$1.05	$0.98	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – CenterSquare Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.31	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.33	$1.28	$1.31	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.22	$1.29	$1.07	$1.00
Accumulation unit value at end of period	$1.17	$1.19	$1.22	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.08	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.09	$1.07	$1.08	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	511	17	17	108	280
Variable Portfolio – DFA International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.15	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.13	$1.05	$1.15	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.05	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.12	$1.02	$1.05	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.03	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.03	$1.02	$1.03	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.38	$1.28	$1.01	$1.00
Accumulation unit value at end of period	$1.35	$1.32	$1.38	$1.28	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.05	$1.00	—
Accumulation unit value at end of period	$1.01	$0.99	$1.04	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.39	$1.25	$0.98	$1.00
Accumulation unit value at end of period	$1.58	$1.51	$1.39	$1.25	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.40	$1.28	$0.95	$1.00
Accumulation unit value at end of period	$1.41	$1.46	$1.40	$1.28	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.39	$1.26	$1.00	$1.00
Accumulation unit value at end of period	$1.50	$1.38	$1.39	$1.26	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

70	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012
Variable Portfolio – MFS® Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.51	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$1.66	$1.48	$1.51	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.18	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.20	$1.16	$1.18	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	156	258	280	237	133
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.23	$1.18	$1.03	$1.00
Accumulation unit value at end of period	$1.25	$1.20	$1.23	$1.18	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.13	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.11	$1.13	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	437	1,275	1,330	1,259	1,113
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.30	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$1.40	$1.37	$1.30	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.04	$0.97	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.01	$0.96	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.23	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.13	$1.19	$1.23	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.32	$1.34	$0.97	$1.00
Accumulation unit value at end of period	$1.30	$1.24	$1.32	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.38	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.53	$1.24	$1.38	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.21	$1.32	$1.10	$1.00
Accumulation unit value at end of period	$1.13	$1.19	$1.21	$1.32	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.43	$1.33	$1.05	$1.00
Accumulation unit value at end of period	$1.46	$1.30	$1.43	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.99	$1.00	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.55	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$1.82	$1.53	$1.55	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.97	$0.98	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.43	$1.31	$1.01	$1.00
Accumulation unit value at end of period	$1.52	$1.37	$1.43	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	71

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.35	$1.39	$0.94	$1.00
Accumulation unit value at end of period	$1.38	$1.29	$1.35	$1.39	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.99	$1.01	$1.00	—
Accumulation unit value at end of period	$1.04	$0.92	$0.99	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable account charges of 1.20% of the daily net assets of the variable account.

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.10	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.07	$1.10	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	22	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.33	$1.32	$1.27	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13
Accumulation unit value at end of period	$1.31	$1.33	$1.32	$1.27	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	6	16	41	31	31	25	26
AB VPS Growth and Income Portfolio (Class B) (11/7/2002)
Accumulation unit value at beginning of period	$2.28	$2.28	$2.11	$1.59	$1.37	$1.31	$1.17	$0.99	$1.68	$1.62
Accumulation unit value at end of period	$2.51	$2.28	$2.28	$2.11	$1.59	$1.37	$1.31	$1.17	$0.99	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	50	101	111	115	142	193	264	312	351	534
AB VPS International Value Portfolio (Class B) (11/7/2002)
Accumulation unit value at beginning of period	$1.85	$1.83	$1.97	$1.63	$1.44	$1.81	$1.76	$1.33	$2.87	$2.75
Accumulation unit value at end of period	$1.81	$1.85	$1.83	$1.97	$1.63	$1.44	$1.81	$1.76	$1.33	$2.87
Number of accumulation units outstanding at end of period (000 omitted)	139	181	222	222	276	309	382	603	1,147	1,421
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$2.21	$2.02	$1.79	$1.32	$1.15	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.23	$2.21	$2.02	$1.79	$1.32	$1.15	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	37	38	10	8	4	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.72	$1.18	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.72	$1.18	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	156	101	57	10	—	—	—	—	—	—
American Century VP International, Class II (11/7/2002)
Accumulation unit value at beginning of period	$2.03	$2.04	$2.19	$1.81	$1.52	$1.75	$1.56	$1.18	$2.17	$1.87
Accumulation unit value at end of period	$1.89	$2.03	$2.04	$2.19	$1.81	$1.52	$1.75	$1.56	$1.18	$2.17
Number of accumulation units outstanding at end of period (000 omitted)	23	24	13	16	16	26	30	90	217	269
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.63	$1.68	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00
Accumulation unit value at end of period	$1.98	$1.63	$1.68	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	30	31	43	47	69	75	106	222	398	560
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$1.78	$1.70	$1.57	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99
Accumulation unit value at end of period	$1.84	$1.78	$1.70	$1.57	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	31	33	38	42	53	62	135	129	118	42
American Century VP Value, Class II (11/7/2002)
Accumulation unit value at beginning of period	$2.38	$2.51	$2.25	$1.73	$1.53	$1.54	$1.38	$1.16	$1.61	$1.72
Accumulation unit value at end of period	$2.83	$2.38	$2.51	$2.25	$1.73	$1.53	$1.54	$1.38	$1.16	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	224	296	309	231	274	350	375	414	569	1,164
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.17	$1.16	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.17	$1.16	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	259	350	341	300	17	—	—	—	—	—
Calvert VP SRI Balanced Portfolio – Class I (11/7/2002)
Accumulation unit value at beginning of period	$1.76	$1.82	$1.68	$1.44	$1.32	$1.27	$1.15	$0.93	$1.37	$1.35
Accumulation unit value at end of period	$1.87	$1.76	$1.82	$1.68	$1.44	$1.32	$1.27	$1.15	$0.93	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	8	23	23	23	23	15	100	103	306	291
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.73	$1.83	$1.78	$1.23	$1.04	$1.04	$0.84	$0.59	$1.02	$1.00
Accumulation unit value at end of period	$1.81	$1.73	$1.83	$1.78	$1.23	$1.04	$1.04	$0.84	$0.59	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	3	—	1	6	—	1	1	1	1

72	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.05	$2.04	$1.88	$1.56	$1.38	$1.37	$1.23	$1.00	$1.45	$1.44
Accumulation unit value at end of period	$2.16	$2.05	$2.04	$1.88	$1.56	$1.38	$1.37	$1.23	$1.00	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	600	394	217	268	244	219	257	300	162	485
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.72	$0.92	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.60	$0.54	$0.72	$0.92	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.35	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.37	$1.35	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	132	72	17	13	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.10	$2.11	$1.85	$1.41	$1.25	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.23	$2.10	$2.11	$1.85	$1.41	$1.25	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84	88	23	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.14	$2.15	$1.89	$1.43	$1.27	$1.22	$1.05	$0.86	$1.50	$1.48
Accumulation unit value at end of period	$2.28	$2.14	$2.15	$1.89	$1.43	$1.27	$1.22	$1.05	$0.86	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	141	251	264	297	361	412	483	518	602	779
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.92	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.86	$0.90	$0.92	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.73	$1.59	$1.27	$1.13	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.86	$1.66	$1.73	$1.59	$1.27	$1.13	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	53	17	168	173	36	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.71	$2.82	$2.60	$2.07	$1.84	$1.96	$1.70	$1.35	$2.30	$2.15
Accumulation unit value at end of period	$3.04	$2.71	$2.82	$2.60	$2.07	$1.84	$1.96	$1.70	$1.35	$2.30
Number of accumulation units outstanding at end of period (000 omitted)	285	351	416	477	625	830	1,087	2,423	2,867	3,181
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.90	$0.90	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.88	$0.90	$0.90	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	56	31	12	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.05	$1.09	$1.13	$0.95	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.95	$1.05	$1.09	$1.13	$0.95	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	121	89	62	23	21	19	4	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.99	$3.32	$3.44	$3.54	$2.97	$3.81	$3.22	$1.87	$4.09	$3.00
Accumulation unit value at end of period	$3.10	$2.99	$3.32	$3.44	$3.54	$2.97	$3.81	$3.22	$1.87	$4.09
Number of accumulation units outstanding at end of period (000 omitted)	55	74	72	77	89	139	159	327	536	403
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.02	$1.03	$1.13	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	$1.02	$1.03	$1.13	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	46	46	47	54	53	4	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.39	$1.50	$1.50	$1.65	$1.57	$1.52	$1.44	$1.31	$1.33	$1.25
Accumulation unit value at end of period	$1.36	$1.39	$1.50	$1.50	$1.65	$1.57	$1.52	$1.44	$1.31	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	459	500	519	536	610	711	809	1,674	2,093	2,465
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	202	17	280	240	45	830	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.02	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03
Accumulation unit value at end of period	$0.98	$1.00	$1.01	$1.02	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	288	287	297	360	450	467	644	1,286	3,444	2,303
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.38	$1.34	$1.28	$1.12	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.48	$1.34	$1.38	$1.34	$1.28	$1.12	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	43	43	94	126	20	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	73

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.51	$2.57	$2.51	$2.40	$2.10	$2.01	$1.78	$1.17	$1.59	$1.58
Accumulation unit value at end of period	$2.77	$2.51	$2.57	$2.51	$2.40	$2.10	$2.01	$1.78	$1.17	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	180	196	208	173	185	236	412	500	818	1,579
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.35	$1.32	$1.27	$1.12	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.32	$1.35	$1.32	$1.27	$1.12	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	292	349	385	99	36	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.74	$1.78	$1.73	$1.67	$1.47	$1.40	$1.25	$0.89	$1.11	$1.10
Accumulation unit value at end of period	$1.90	$1.74	$1.78	$1.73	$1.67	$1.47	$1.40	$1.25	$0.89	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	321	154	162	251	252	264	285	1,691	1,098	1,103
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.14	$1.09	$1.13	$1.07	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.12	$1.14	$1.09	$1.13	$1.07	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	110	74	64	60	85	75	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.46	$1.48	$1.42	$1.47	$1.39	$1.32	$1.23	$1.09	$1.17	$1.13
Accumulation unit value at end of period	$1.51	$1.46	$1.48	$1.42	$1.47	$1.39	$1.32	$1.23	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	991	1,085	1,288	1,358	1,721	1,921	2,480	5,619	6,022	6,003
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.13	$1.98	$1.76	$1.37	$1.15	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.12	$2.13	$1.98	$1.76	$1.37	$1.15	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	82	79	68	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.21	$2.06	$1.82	$1.42	$1.19	$1.25	$1.08	$0.80	$1.45	$1.42
Accumulation unit value at end of period	$2.21	$2.21	$2.06	$1.82	$1.42	$1.19	$1.25	$1.08	$0.80	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	42	57	68	72	77	117	159	184	279	440
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.33	$2.34	$2.09	$1.60	$1.41	$1.40	$1.23	$0.99	$1.60	$1.54
Accumulation unit value at end of period	$2.57	$2.33	$2.34	$2.09	$1.60	$1.41	$1.40	$1.23	$0.99	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	303	318	198	266	291	223	246	322	417	691
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.06	$1.07	$1.07	$1.02	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	$1.06	$1.07	$1.07	$1.02	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	155	161	104	36	44	45	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.97	$0.99	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	18	13	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.02	$1.04	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,257	1,425	621	456	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	$1.08	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,145	1,284	775	161	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.15	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.10	$1.15	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,065	12,164	9,502	5,296	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.19	$1.15	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.15	$1.19	$1.15	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29,536	27,489	24,848	15,090	4,492	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.60	$1.51	$1.17	$1.06	$1.27	$1.00	—	—	—
Accumulation unit value at end of period	$1.68	$1.66	$1.60	$1.51	$1.17	$1.06	$1.27	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	25	13	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.25	$2.15	$2.03	$1.57	$1.43	$1.70	$1.36	$0.84	$1.55	$1.38
Accumulation unit value at end of period	$2.27	$2.25	$2.15	$2.03	$1.57	$1.43	$1.70	$1.36	$0.84	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	5	5	6	7	11	16	27	62	43	57

74	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$2.01	$1.81	$1.33	$1.14	$1.26	$1.00	—	—	—
Accumulation unit value at end of period	$2.12	$1.88	$2.01	$1.81	$1.33	$1.14	$1.26	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	46	31	2	7	7	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$2.02	$2.15	$1.94	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35
Accumulation unit value at end of period	$2.27	$2.02	$2.15	$1.94	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	36	38	50	41	51	69	119	225	454	618
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.44	$1.20	$1.03	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.35	$1.30	$1.44	$1.20	$1.03	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	3	—	5	5	5	1	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.10	$2.02	$2.24	$1.86	$1.60	$1.84	$1.64	$1.30	$2.21	$1.98
Accumulation unit value at end of period	$1.95	$2.10	$2.02	$2.24	$1.86	$1.60	$1.84	$1.64	$1.30	$2.21
Number of accumulation units outstanding at end of period (000 omitted)	127	64	64	68	77	81	62	86	127	200
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$2.04	$1.85	$1.36	$1.17	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$2.26	$1.91	$2.04	$1.85	$1.36	$1.17	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	21	16	2	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.75	$1.86	$1.69	$1.24	$1.06	$1.09	$0.92	$0.74	$1.23	$1.25
Accumulation unit value at end of period	$2.07	$1.75	$1.86	$1.69	$1.24	$1.06	$1.09	$0.92	$0.74	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	11	8	10	16	18	5	14
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.95	$2.04	$1.96	$1.33	$1.15	$1.27	$1.00	—	—	—
Accumulation unit value at end of period	$2.19	$1.95	$2.04	$1.96	$1.33	$1.15	$1.27	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	11	11	2	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.93	$3.06	$2.92	$1.99	$1.71	$1.90	$1.51	$1.10	$1.81	$1.91
Accumulation unit value at end of period	$3.29	$2.93	$3.06	$2.92	$1.99	$1.71	$1.90	$1.51	$1.10	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	18	17	17	49	46	51	65	63	92	224
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.02	$1.06	$1.03	$1.05	$0.95	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.02	$1.06	$1.03	$1.05	$0.95	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	65	45	12	17	17	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.94	$1.90	$1.43	$1.21	$1.29	$1.00	—	—	—
Accumulation unit value at end of period	$2.07	$1.79	$1.94	$1.90	$1.43	$1.21	$1.29	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	20	19	18	18	19	4	—	—	—
Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	76	12	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.11	$1.11	$1.07	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.03
Accumulation unit value at end of period	$1.13	$1.11	$1.11	$1.07	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	70	72	101	129	140	226	327	482	738	720
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.45	$0.61	$0.74	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97
Accumulation unit value at end of period	$0.50	$0.45	$0.61	$0.74	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	50	55	73	85	118	137	134	161	167	44

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	75

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.01	$0.99	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.94	$1.01	$0.99	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	116	98	96	87	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2006)
Accumulation unit value at beginning of period	$1.22	$1.25	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03
Accumulation unit value at end of period	$1.32	$1.22	$1.25	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	232	307	421	535	455	389	453	1,260	1,127	1,335
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.63	$1.64	$1.49	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03
Accumulation unit value at end of period	$1.74	$1.63	$1.64	$1.49	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	660	644	600	775	787	904	1,007	1,393	2,566	2,154
Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.12	$2.20	$2.02	$1.53	$1.31	$1.31	$1.16	$0.92	$1.61	$1.45
Accumulation unit value at end of period	$2.42	$2.12	$2.20	$2.02	$1.53	$1.31	$1.31	$1.16	$0.92	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	251	309	287	312	360	419	532	722	976	1,343
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$3.53	$3.64	$3.47	$2.59	$2.28	$2.59	$2.04	$1.48	$2.48	$2.17
Accumulation unit value at end of period	$3.91	$3.53	$3.64	$3.47	$2.59	$2.28	$2.59	$2.04	$1.48	$2.48
Number of accumulation units outstanding at end of period (000 omitted)	223	258	254	294	328	423	559	964	1,496	1,756
Fidelity® VIP Overseas Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.10	$2.06	$2.27	$1.77	$1.48	$1.82	$1.63	$1.31	$2.36	$2.04
Accumulation unit value at end of period	$1.97	$2.10	$2.06	$2.27	$1.77	$1.48	$1.82	$1.63	$1.31	$2.36
Number of accumulation units outstanding at end of period (000 omitted)	57	72	98	99	113	120	170	204	286	425
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.97	$1.00	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	49	17	26	—	—	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$1.99	$2.00	$1.76	$1.74	$1.38	$1.48	$1.24	$1.05	$1.85	$2.37
Accumulation unit value at end of period	$1.97	$1.99	$2.00	$1.76	$1.74	$1.38	$1.48	$1.24	$1.05	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	96	136	142	168	172	167	180	224	340	514
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.10	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.01	$1.10	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	40	35	34	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.11	$2.24	$2.12	$1.67	$1.48	$1.52	$1.38	$1.11	$1.78	$1.74
Accumulation unit value at end of period	$2.42	$2.11	$2.24	$2.12	$1.67	$1.48	$1.52	$1.38	$1.11	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	261	261	287	341	354	350	429	484	629	956
Franklin Small Cap Value VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.78	$3.04	$3.06	$2.27	$1.94	$2.04	$1.61	$1.26	$1.91	$1.98
Accumulation unit value at end of period	$3.58	$2.78	$3.04	$3.06	$2.27	$1.94	$2.04	$1.61	$1.26	$1.91
Number of accumulation units outstanding at end of period (000 omitted)	157	138	136	118	101	115	128	170	208	507
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.92	$3.25	$2.90	$2.21	$1.89	$2.04	$1.65	$1.25	$2.02	$1.98
Accumulation unit value at end of period	$3.28	$2.92	$3.25	$2.90	$2.21	$1.89	$2.04	$1.65	$1.25	$2.02
Number of accumulation units outstanding at end of period (000 omitted)	180	212	219	261	289	325	408	473	646	1,282
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.91	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	12	6	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.33	$2.36	$2.05	$1.51	$1.33	$1.30	$1.16	$0.97	$1.56	$1.61
Accumulation unit value at end of period	$2.55	$2.33	$2.36	$2.05	$1.51	$1.33	$1.30	$1.16	$0.97	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	76	115	128	144	182	215	302	330	472	629
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.47	$1.43	$1.33	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.47	$1.43	$1.33	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	153	274	294	316	369	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.02	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.97	$1.02	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	204	255	20	—	—	—	—	—	—

76	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.64	$1.77	$1.64	$1.23	$1.04	$1.08	$0.94	$0.74	$1.17	$1.22
Accumulation unit value at end of period	$1.90	$1.64	$1.77	$1.64	$1.23	$1.04	$1.08	$0.94	$0.74	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	292	380	394	456	567	739	831	1,461	2,030	2,124
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.56	$1.55	$1.39	$1.07	$0.92	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.56	$1.55	$1.39	$1.07	$0.92	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	95	103	102	21	14	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.10	$2.06	$1.75	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02
Accumulation unit value at end of period	$1.83	$2.10	$2.06	$1.75	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	5	5	12	13	9	10	9	16	28	38
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.59	$1.65	$1.67	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38
Accumulation unit value at end of period	$1.56	$1.59	$1.65	$1.67	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	159	162	122	118	116	131	160	697	765	403
Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.41	$1.32	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.41	$1.41	$1.32	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.40	$1.32	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.40	$1.40	$1.32	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	15	15	29	19	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.42	$2.29	$2.09	$1.69	$1.53	$1.64	$1.36	$0.88	$1.60	$1.50
Accumulation unit value at end of period	$2.37	$2.42	$2.29	$2.09	$1.69	$1.53	$1.64	$1.36	$0.88	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	16	27	28	30	35	44	63	41	55	58
Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.12	$1.20	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.02	$1.12	$1.20	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	47	29	33	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.02	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.00	$1.02	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	10	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.17	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.15	$1.20	$1.17	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	15	12	9	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (11/7/2002)
Accumulation unit value at beginning of period	$3.15	$3.04	$2.82	$2.11	$1.79	$1.98	$1.61	$1.04	$1.88	$1.56
Accumulation unit value at end of period	$3.54	$3.15	$3.04	$2.82	$2.11	$1.79	$1.98	$1.61	$1.04	$1.88
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	18	23	23	23	33
Janus Aspen Series Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.54	$1.49	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00
Accumulation unit value at end of period	$1.53	$1.54	$1.49	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	41	50	54	71	86	158	190	2,089	1,885	1,445
Janus Aspen Series Overseas Portfolio: Service Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.48	$2.75	$3.17	$2.81	$2.51	$3.76	$3.04	$1.72	$3.64	$2.88
Accumulation unit value at end of period	$2.29	$2.48	$2.75	$3.17	$2.81	$2.51	$3.76	$3.04	$1.72	$3.64
Number of accumulation units outstanding at end of period (000 omitted)	1	4	5	5	26	71	80	87	101	164
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.14	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.14	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	5	5	8	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	32	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/7/2002)
Accumulation unit value at beginning of period	$2.59	$2.68	$2.93	$2.10	$1.76	$1.99	$1.48	$0.92	$1.54	$1.52
Accumulation unit value at end of period	$2.79	$2.59	$2.68	$2.93	$2.10	$1.76	$1.99	$1.48	$0.92	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	10	11	25	66	53	85	180

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	77

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
MFS® Utilities Series – Service Class (11/7/2002)
Accumulation unit value at beginning of period	$3.90	$4.63	$4.16	$3.51	$3.13	$2.98	$2.66	$2.02	$3.29	$2.61
Accumulation unit value at end of period	$4.28	$3.90	$4.63	$4.16	$3.51	$3.13	$2.98	$2.66	$2.02	$3.29
Number of accumulation units outstanding at end of period (000 omitted)	63	63	65	101	104	79	96	138	206	303
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.30	$1.33	$1.19	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22
Accumulation unit value at end of period	$1.32	$1.30	$1.33	$1.19	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	38	39	41	46	51	61	65	349	540	236
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.59	$1.71	$1.70	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99
Accumulation unit value at end of period	$1.43	$1.59	$1.71	$1.70	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	21	32	34	38	77	111	137	173	146	78
Neuberger Berman AMT International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.02	$1.02	$1.06	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04
Accumulation unit value at end of period	$0.99	$1.02	$1.02	$1.06	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	37	37	40	38	58	69	68	498	604	584
Neuberger Berman AMT Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.84	$1.69	$1.24	$1.14	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.95	$1.80	$1.84	$1.69	$1.24	$1.14	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	54	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.92	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	11	12	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.90	$1.86	$1.84	$1.47	$1.23	$1.36	$1.19	$0.86	$1.47	$1.40
Accumulation unit value at end of period	$1.88	$1.90	$1.86	$1.84	$1.47	$1.23	$1.36	$1.19	$0.86	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	287	258	259	252	286	282	309	380	448	554
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.42	$1.47	$1.46	$1.48	$1.32	$1.33	$1.17	$1.00	$1.19	$1.10
Accumulation unit value at end of period	$1.49	$1.42	$1.47	$1.46	$1.48	$1.32	$1.33	$1.17	$1.00	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	782	868	931	1,148	1,312	1,442	1,891	3,833	4,296	4,132
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.01	$2.17	$1.96	$1.41	$1.22	$1.26	$1.04	$0.77	$1.25	$1.28
Accumulation unit value at end of period	$2.34	$2.01	$2.17	$1.96	$1.41	$1.22	$1.26	$1.04	$0.77	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	66	43	42	38	29	33	52	84	158	355
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.24	$1.39	$1.40	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04
Accumulation unit value at end of period	$1.39	$1.24	$1.39	$1.40	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	359	397	432	545	951	1,025	819	1,698	2,046	1,725
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.95	$0.97	$0.94	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.99	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	$0.99	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	183	46	7	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (11/7/2002)
Accumulation unit value at beginning of period	$3.01	$2.82	$2.24	$1.60	$1.32	$1.36	$1.34	$1.08	$1.31	$1.34
Accumulation unit value at end of period	$2.63	$3.01	$2.82	$2.24	$1.60	$1.32	$1.36	$1.34	$1.08	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	27	40	33	26	25	44	62	66	62	93
Putnam VT International Equity Fund – Class IB Shares (11/7/2002)
Accumulation unit value at beginning of period	$1.83	$1.85	$2.01	$1.59	$1.32	$1.61	$1.48	$1.20	$2.17	$2.02
Accumulation unit value at end of period	$1.76	$1.83	$1.85	$2.01	$1.59	$1.32	$1.61	$1.48	$1.20	$2.17
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	1	8	19	18	33	42	92
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$1.94	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	1	5	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.98	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.93	$0.98	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	110	103	54	10	—	—	—	—	—	—

78	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.53	$0.71	$0.77	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.78	$0.53	$0.71	$0.77	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	19	5	6	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,424	2,578	3,132	3,212	2,982	2,410	1,164	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.54	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	229	647	601	635	743	864	950	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.09	$1.10	$1.06	$1.10	$1.06	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	42	87	1	14	15	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.12	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.10	$1.12	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	14	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.15	$1.07	$1.15	$1.10	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.12	$1.15	$1.07	$1.15	$1.10	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	63	56	34	49	48	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.34	$1.25	$1.34	$1.29	$1.18	$1.15	$1.09	$1.10	$1.03
Accumulation unit value at end of period	$1.40	$1.31	$1.34	$1.25	$1.34	$1.29	$1.18	$1.15	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	354	397	431	582	715	861	1,085	2,677	1,805	1,833
Variable Portfolio – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.57	$1.40	$1.37	$1.07	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.59	$1.53	$1.57	$1.40	$1.37	$1.07	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	77	59	12	10	10	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.41	$1.49	$1.24	$1.03	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.37	$1.41	$1.49	$1.24	$1.03	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	140	146	142	291	181	12	4	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,502	3,720	4,095	6,489	8,176	7,853	2,274	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	984	1,125	1,150	1,297	1,676	1,494	1,943	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.28	$1.08	$0.94	$1.18	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.06	$1.16	$1.28	$1.08	$0.94	$1.18	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	45	16	10	11	11	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.14	$1.14	$1.11	$1.05	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.11	$1.14	$1.14	$1.11	$1.05	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	119	106	90	124	131	62	—	—	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.09	$1.09	$1.05	$1.09	$1.06	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	75	71	7	175	36	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.87	$1.73	$1.37	$1.20	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.83	$1.79	$1.87	$1.73	$1.37	$1.20	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	68	11	53	56	11	4	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$1.04	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	$1.04	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	15	6	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	79

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	303	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.89	$1.70	$1.33	$1.18	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.15	$2.06	$1.89	$1.70	$1.33	$1.18	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	13	12	3	7	6	—	—	—	—
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.08	$1.99	$1.83	$1.36	$1.21	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$2.00	$2.08	$1.99	$1.83	$1.36	$1.21	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	13	1	1	5	4	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.69	$1.53	$1.21	$1.11	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.81	$1.67	$1.69	$1.53	$1.21	$1.11	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	33	26	10	13	14	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.40	$1.41	$1.27	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08
Accumulation unit value at end of period	$1.51	$1.40	$1.41	$1.27	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	75	85	90	98	124	174	199	2,082	1,501	1,117
Variable Portfolio – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.90	$1.74	$1.30	$1.14	$1.15	$1.00	—	—	—
Accumulation unit value at end of period	$2.09	$1.86	$1.90	$1.74	$1.30	$1.14	$1.15	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	323	283	240	12	18	17	1	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55,102	59,008	61,959	60,672	58,390	50,042	13,452	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.38	$1.33	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,141	6,104	6,916	7,607	8,796	9,432	12,524	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.46	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,469	22,518	21,303	21,477	19,894	17,556	3,559	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.40	$1.43	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.46	$1.40	$1.43	$1.38	$1.20	$1.08	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,417	1,584	1,762	2,989	3,370	4,378	5,751	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.27	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.25	$1.27	$1.22	$1.15	$1.07	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,331	12,039	13,122	15,307	18,797	14,985	5,337	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,612	1,843	2,017	2,068	2,294	2,834	3,115	—	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.80	$1.70	$1.32	$1.19	$1.24	$1.00	—	—	—
Accumulation unit value at end of period	$1.93	$1.89	$1.80	$1.70	$1.32	$1.19	$1.24	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	16	14	5	12	12	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.97	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	17	—	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.96	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	4	—	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.41	$1.43	$1.21	$1.07	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.36	$1.41	$1.43	$1.21	$1.07	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	63	30	29	34	35	1	—	—	—

80	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.89	$1.92	$1.39	$1.27	$1.29	$1.00	—	—	—
Accumulation unit value at end of period	$1.85	$1.76	$1.89	$1.92	$1.39	$1.27	$1.29	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	38	42	4	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.74	$1.73	$1.30	$1.16	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$1.93	$1.56	$1.74	$1.73	$1.30	$1.16	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	3	44	51	10	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.69	$3.00	$2.97	$2.23	$1.99	$2.11	$1.72	$1.27	$1.88	$2.00
Accumulation unit value at end of period	$3.33	$2.69	$3.00	$2.97	$2.23	$1.99	$2.11	$1.72	$1.27	$1.88
Number of accumulation units outstanding at end of period (000 omitted)	94	146	150	160	198	240	276	923	1,068	982
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.32	$1.44	$1.20	$1.01	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.30	$1.32	$1.44	$1.20	$1.01	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	11	8	—	6	6	—	—	—	—
Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.84	$1.70	$1.35	$1.20	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.87	$1.66	$1.84	$1.70	$1.35	$1.20	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	12	10	4	9	10	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.01	$1.05	$1.04	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$1.03	$1.05	$1.01	$1.05	$1.04	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	27	16	5	15	14	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.94	$1.76	$1.31	$1.13	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$2.28	$1.92	$1.94	$1.76	$1.31	$1.13	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	21	19	70	73	19	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.98	$2.00	$1.81	$1.35	$1.17	$1.26	$1.05	$0.78	$1.24	$1.18
Accumulation unit value at end of period	$2.36	$1.98	$2.00	$1.81	$1.35	$1.17	$1.26	$1.05	$0.78	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	9	9	10	10	5	7	9	8	10	12
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$1.00	$1.00	$1.02	$1.01	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.98	$1.00	$1.00	$1.02	$1.01	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	189	104	45	38	33	33	—	—	—	—
Wanger International (11/7/2002)
Accumulation unit value at beginning of period	$4.06	$4.11	$4.35	$3.60	$3.00	$3.55	$2.88	$1.94	$3.62	$3.15
Accumulation unit value at end of period	$3.96	$4.06	$4.11	$4.35	$3.60	$3.00	$3.55	$2.88	$1.94	$3.62
Number of accumulation units outstanding at end of period (000 omitted)	80	115	114	135	156	217	284	555	648	846
Wanger USA (11/7/2002)
Accumulation unit value at beginning of period	$3.11	$3.17	$3.06	$2.32	$1.95	$2.05	$1.68	$1.20	$2.01	$1.93
Accumulation unit value at end of period	$3.50	$3.11	$3.17	$3.06	$2.32	$1.95	$2.05	$1.68	$1.20	$2.01
Number of accumulation units outstanding at end of period (000 omitted)	167	224	254	281	388	478	609	958	1,256	1,812
Wells Fargo VT Index Asset Allocation Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.21	$2.20	$1.89	$1.60	$1.43	$1.36	$1.22	$1.07	$1.52	$1.43
Accumulation unit value at end of period	$2.35	$2.21	$2.20	$1.89	$1.60	$1.43	$1.36	$1.22	$1.07	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	14	14	16	32	42	38	40	83	93	127
Wells Fargo VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.35	$1.34	$1.43	$1.21	$1.08	$1.26	$1.09	$0.96	$1.66	$1.46
Accumulation unit value at end of period	$1.38	$1.35	$1.34	$1.43	$1.21	$1.08	$1.26	$1.09	$0.96	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	41	43	42	43	49	63	88	839	119	201
Wells Fargo VT Opportunity Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.80	$2.92	$2.68	$2.07	$1.82	$1.95	$1.59	$1.09	$1.84	$1.75
Accumulation unit value at end of period	$3.10	$2.80	$2.92	$2.68	$2.07	$1.82	$1.95	$1.59	$1.09	$1.84
Number of accumulation units outstanding at end of period (000 omitted)	9	25	28	41	48	54	34	35	39	42
Wells Fargo VT Small Cap Growth Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$3.28	$3.42	$3.53	$2.38	$2.23	$2.37	$1.89	$1.25	$2.16	$1.93
Accumulation unit value at end of period	$3.50	$3.28	$3.42	$3.53	$2.38	$2.23	$2.37	$1.89	$1.25	$2.16
Number of accumulation units outstanding at end of period (000 omitted)	30	33	35	37	65	92	146	172	147	127
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.99	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.91	$0.99	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	8	7	2	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	81

Variable account charges of 1.25% of the daily net assets of the variable account.

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.10	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.07	$1.10	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.43	$1.38	$1.14	$1.01	$1.34	$1.15	$0.76	$1.46	$1.23
Accumulation unit value at end of period	$1.42	$1.45	$1.43	$1.38	$1.14	$1.01	$1.34	$1.15	$0.76	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	6	8	7	12	22	24	17	15	5	1
AB VPS Growth and Income Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.64	$1.63	$1.51	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17
Accumulation unit value at end of period	$1.80	$1.64	$1.63	$1.51	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$0.82	$0.81	$0.88	$0.72	$0.64	$0.81	$0.78	$0.59	$1.28	$1.23
Accumulation unit value at end of period	$0.80	$0.82	$0.81	$0.88	$0.72	$0.64	$0.81	$0.78	$0.59	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	33	35	37	57	75	84	97	156	215	112
AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.04	$1.86	$1.66	$1.22	$1.07	$1.12	$1.03	$0.76	$1.28	$1.14
Accumulation unit value at end of period	$2.06	$2.04	$1.86	$1.66	$1.22	$1.07	$1.12	$1.03	$0.76	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	4	4	9	8	5	—	—	1	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.72	$1.17	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.72	$1.17	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	10	27	1	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.03	$2.09	$1.82	$1.42	$1.23	$1.26	$1.07	$0.84	$1.12	$1.16
Accumulation unit value at end of period	$2.46	$2.03	$2.09	$1.82	$1.42	$1.23	$1.26	$1.07	$0.84	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	4	5	10	10	8	4	6	16	43	29
American Century VP Ultra®, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.96	$1.87	$1.73	$1.28	$1.14	$1.14	$1.00	$0.75	$1.30	$1.09
Accumulation unit value at end of period	$2.02	$1.96	$1.87	$1.73	$1.28	$1.14	$1.14	$1.00	$0.75	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	5	4	4	—	2	1
American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.61	$1.69	$1.52	$1.17	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16
Accumulation unit value at end of period	$1.91	$1.61	$1.69	$1.52	$1.17	$1.03	$1.04	$0.93	$0.79	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	22	20	21	22	15	16	19	20	15	27
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.17	$1.16	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.17	$1.16	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	10	16	24	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.73	$1.83	$1.78	$1.22	$1.04	$1.04	$0.84	$0.59	$1.02	$1.00
Accumulation unit value at end of period	$1.80	$1.73	$1.83	$1.78	$1.22	$1.04	$1.04	$0.84	$0.59	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4	5	8	9	4	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$2.47	$2.46	$2.26	$1.88	$1.67	$1.65	$1.48	$1.21	$1.75	$1.74
Accumulation unit value at end of period	$2.59	$2.47	$2.46	$2.26	$1.88	$1.67	$1.65	$1.48	$1.21	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	1,989	2,166	2,270	2,433	2,592	2,960	3,205	3,847	5,126	7,741
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.58	$1.58	$1.45	$1.21	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12
Accumulation unit value at end of period	$1.66	$1.58	$1.58	$1.45	$1.21	$1.07	$1.06	$0.95	$0.78	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	10	10	18	30	31	35	35	39	24	19
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.72	$0.92	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.60	$0.54	$0.72	$0.92	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.35	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.37	$1.35	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$2.18	$2.19	$1.92	$1.46	$1.30	$1.25	$1.08	$0.88	$1.54	$1.51
Accumulation unit value at end of period	$2.32	$2.18	$2.19	$1.92	$1.46	$1.30	$1.25	$1.08	$0.88	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	4,632	4,974	5,329	6,103	6,716	7,542	9,049	10,716	13,693	19,407

82	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.67	$1.67	$1.47	$1.11	$0.99	$0.95	$0.82	$0.67	$1.18	$1.16
Accumulation unit value at end of period	$1.78	$1.67	$1.67	$1.47	$1.11	$0.99	$0.95	$0.82	$0.67	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2	3	2	2	4	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.92	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.86	$0.90	$0.92	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	22	21	28	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (2/13/2009)
Accumulation unit value at beginning of period	$2.19	$2.29	$2.11	$1.68	$1.49	$1.59	$1.38	$1.00	—	—
Accumulation unit value at end of period	$2.46	$2.19	$2.29	$2.11	$1.68	$1.49	$1.59	$1.38	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,423	2,703	3,118	3,559	3,806	4,576	5,685	6,823	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.49	$1.37	$1.09	$0.97	$1.04	$0.90	$0.71	$1.21	$1.14
Accumulation unit value at end of period	$1.60	$1.43	$1.49	$1.37	$1.09	$0.97	$1.04	$0.90	$0.71	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	31	36	39	35	53	56	69	313	252	113
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.90	$0.90	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.88	$0.90	$0.90	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (2/13/2009)
Accumulation unit value at beginning of period	$1.67	$1.86	$1.93	$1.99	$1.67	$2.14	$1.81	$1.00	—	—
Accumulation unit value at end of period	$1.73	$1.67	$1.86	$1.93	$1.99	$1.67	$2.14	$1.81	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,215	1,386	1,605	1,921	2,178	2,534	3,246	3,748	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.42	$1.48	$1.52	$1.28	$1.64	$1.39	$0.81	$1.76	$1.29
Accumulation unit value at end of period	$1.33	$1.28	$1.42	$1.48	$1.52	$1.28	$1.64	$1.39	$0.81	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	26	32	38	41	40	38	34	51	66	23
Columbia Variable Portfolio – Global Bond Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$1.63	$1.76	$1.77	$1.94	$1.85	$1.79	$1.70	$1.54	$1.57	$1.48
Accumulation unit value at end of period	$1.59	$1.63	$1.76	$1.77	$1.94	$1.85	$1.79	$1.70	$1.54	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	408	484	545	719	810	925	1,254	1,443	2,071	2,644
Columbia Variable Portfolio – Global Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.24	$1.36	$1.29	$1.25	$1.19	$1.08	$1.10	$1.03
Accumulation unit value at end of period	$1.12	$1.14	$1.23	$1.24	$1.36	$1.29	$1.25	$1.19	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	11	10	9	12	16	14	24	183	176	129
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$1.19	$1.21	$1.22	$1.24	$1.25	$1.27	$1.28	$1.30	$1.29	$1.24
Accumulation unit value at end of period	$1.18	$1.19	$1.21	$1.22	$1.24	$1.25	$1.27	$1.28	$1.30	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1,516	1,685	2,240	2,269	3,012	3,383	1,338	2,245	3,839	4,580
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00	$1.01	$1.02	$1.04	$1.05	$1.06	$1.05	$1.01
Accumulation unit value at end of period	$0.96	$0.97	$0.99	$1.00	$1.01	$1.02	$1.04	$1.05	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	14	18	34	54	89	53	56	112	347	197
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$2.35	$2.41	$2.35	$2.25	$1.97	$1.88	$1.67	$1.10	$1.49	$1.48
Accumulation unit value at end of period	$2.60	$2.35	$2.41	$2.35	$2.25	$1.97	$1.88	$1.67	$1.10	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	1,082	1,187	1,432	1,654	1,854	1,955	2,355	2,822	3,431	5,472
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.69	$1.73	$1.69	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07	$1.07
Accumulation unit value at end of period	$1.87	$1.69	$1.73	$1.69	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1	2	4	7	7	7	8	14	6	4
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.67	$1.70	$1.66	$1.60	$1.41	$1.35	$1.21	$0.86	$1.07	$1.06
Accumulation unit value at end of period	$1.82	$1.67	$1.70	$1.66	$1.60	$1.41	$1.35	$1.21	$0.86	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	49	45	43	41	33	59	54	233	124	73
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$1.82	$1.84	$1.77	$1.84	$1.73	$1.64	$1.53	$1.36	$1.47	$1.41
Accumulation unit value at end of period	$1.88	$1.82	$1.84	$1.77	$1.84	$1.73	$1.64	$1.53	$1.36	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	1,737	1,868	2,132	2,598	3,162	3,528	4,544	5,294	6,326	7,756
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.35	$1.30	$1.35	$1.27	$1.20	$1.12	$1.00	$1.08	$1.04
Accumulation unit value at end of period	$1.38	$1.34	$1.35	$1.30	$1.35	$1.27	$1.20	$1.12	$1.00	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	74	65	57	72	76	69	106	588	645	483

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	83

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.79	$1.66	$1.48	$1.15	$0.97	$1.01	$0.87	$0.65	$1.18	$1.16
Accumulation unit value at end of period	$1.79	$1.79	$1.66	$1.48	$1.15	$0.97	$1.01	$0.87	$0.65	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	9	3	2	8	4	5	4	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.73	$1.55	$1.19	$1.04	$1.04	$0.92	$0.74	$1.19	$1.15
Accumulation unit value at end of period	$1.90	$1.73	$1.73	$1.55	$1.19	$1.04	$1.04	$0.92	$0.74	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	9	8	6	3	1	—	—	—	—	4
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.91	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.97	$0.99	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (5/1/2015)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (5/1/2015)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (5/1/2015)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	26	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (5/1/2015)
Accumulation unit value at beginning of period	$0.93	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.93	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (3/17/2006)
Accumulation unit value at beginning of period	$1.55	$1.49	$1.41	$1.09	$0.99	$1.18	$0.95	$0.59	$1.08	$0.96
Accumulation unit value at end of period	$1.57	$1.55	$1.49	$1.41	$1.09	$0.99	$1.18	$0.95	$0.59	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,474	1,619	1,703	1,852	2,018	2,215	2,528	3,002	3,675	5,047
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.83	$1.75	$1.65	$1.28	$1.16	$1.39	$1.11	$0.69	$1.27	$1.13
Accumulation unit value at end of period	$1.84	$1.83	$1.75	$1.65	$1.28	$1.16	$1.39	$1.11	$0.69	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	4	4	3	2	3	2
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.67	$1.78	$1.60	$1.18	$1.01	$1.12	$0.92	$0.66	$1.22	$1.12
Accumulation unit value at end of period	$1.88	$1.67	$1.78	$1.60	$1.18	$1.01	$1.12	$0.92	$0.66	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	6	8	23	30	20
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$1.54	$1.48	$1.64	$1.36	$1.17	$1.35	$1.20	$0.95	$1.62	$1.46
Accumulation unit value at end of period	$1.42	$1.54	$1.48	$1.64	$1.36	$1.17	$1.35	$1.20	$0.95	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	1,519	1,750	2,006	2,334	2,618	3,038	3,846	4,729	6,192	9,052
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.23	$1.18	$1.31	$1.09	$0.93	$1.08	$0.96	$0.76	$1.30	$1.16
Accumulation unit value at end of period	$1.14	$1.23	$1.18	$1.31	$1.09	$0.93	$1.08	$0.96	$0.76	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	15	2	1	1	—	1	—	4	1	4
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.61	$1.71	$1.56	$1.14	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16
Accumulation unit value at end of period	$1.90	$1.61	$1.71	$1.56	$1.14	$0.98	$1.01	$0.85	$0.68	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	2	1	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.74	$1.82	$1.74	$1.19	$1.02	$1.13	$0.90	$0.65	$1.08	$1.14
Accumulation unit value at end of period	$1.96	$1.74	$1.82	$1.74	$1.19	$1.02	$1.13	$0.90	$0.65	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	6	5	9	7	8	12	10	3	4	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.10	$1.05	$1.09	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02
Accumulation unit value at end of period	$1.11	$1.10	$1.10	$1.05	$1.09	$1.08	$1.08	$1.06	$1.02	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	13	9	12	15	17	8	15	5	1	—

84	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/24/2006)
Accumulation unit value at beginning of period	$0.46	$0.62	$0.75	$0.85	$0.88	$1.02	$0.89	$0.75	$1.15	$0.99
Accumulation unit value at end of period	$0.51	$0.46	$0.62	$0.75	$0.85	$0.88	$1.02	$0.89	$0.75	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	12	9	11	26	27	26	21	18	5	6
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.01	$0.99	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.93	$1.01	$0.99	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	1	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.16	$1.21	$1.04	$0.86	$1.02	$0.94	$0.76	$1.34	$1.16
Accumulation unit value at end of period	$1.07	$1.16	$1.16	$1.21	$1.04	$0.86	$1.02	$0.94	$0.76	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	8	2	2	2	1	3	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (7/24/2006)
Accumulation unit value at beginning of period	$1.21	$1.24	$1.25	$1.22	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02
Accumulation unit value at end of period	$1.30	$1.21	$1.24	$1.25	$1.22	$1.15	$1.13	$1.05	$0.74	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	122	113	168	200	134	107	107	233	236	268
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.76	$1.77	$1.61	$1.24	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12
Accumulation unit value at end of period	$1.87	$1.76	$1.77	$1.61	$1.24	$1.08	$1.13	$0.98	$0.73	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	84	76	79	88	81	70	75	112	163	102
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.81	$1.86	$1.78	$1.33	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12
Accumulation unit value at end of period	$2.00	$1.81	$1.86	$1.78	$1.33	$1.17	$1.33	$1.05	$0.76	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	50	48	52	64	74	74	72	130	141	72
Fidelity® VIP Overseas Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.29	$1.00	$0.84	$1.03	$0.93	$0.74	$1.35	$1.16
Accumulation unit value at end of period	$1.12	$1.19	$1.17	$1.29	$1.00	$0.84	$1.03	$0.93	$0.74	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	33	29	30	21	18	14	12	8	9	7
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.97	$1.00	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	4	—	—	—	—	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.02	$1.03	$0.90	$0.89	$0.71	$0.76	$0.64	$0.54	$0.95	$1.22
Accumulation unit value at end of period	$1.01	$1.02	$1.03	$0.90	$0.89	$0.71	$0.76	$0.64	$0.54	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	10	9	14	16	8	10	10	8	11	7
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.10	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.01	$1.10	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	13	12	11	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.37	$1.46	$1.38	$1.09	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14
Accumulation unit value at end of period	$1.57	$1.37	$1.46	$1.38	$1.09	$0.96	$0.99	$0.90	$0.72	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	22	22	62	67	78	92	87	77	68	53
Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.59	$1.74	$1.76	$1.30	$1.12	$1.17	$0.93	$0.73	$1.10	$1.14
Accumulation unit value at end of period	$2.05	$1.59	$1.74	$1.76	$1.30	$1.12	$1.17	$0.93	$0.73	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	5	5	6	9	6	8	8	22	23	19
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.91	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.65	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13
Accumulation unit value at end of period	$1.78	$1.63	$1.65	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	70	64	62	69	76	72	43	32	8	8
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.47	$1.42	$1.33	$0.96	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.47	$1.42	$1.33	$0.96	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	2	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.02	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$0.97	$1.02	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	85

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Invesco V.I. Comstock Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.52	$1.64	$1.52	$1.13	$0.97	$1.00	$0.87	$0.69	$1.09	$1.13
Accumulation unit value at end of period	$1.75	$1.52	$1.64	$1.52	$1.13	$0.97	$1.00	$0.87	$0.69	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	6	6	5	5	6	6	8	75	91	46
Invesco V.I. Core Equity Fund, Series I Shares (10/8/1996)
Accumulation unit value at beginning of period	$2.61	$2.80	$2.62	$2.05	$1.83	$1.85	$1.71	$1.35	$1.96	$1.83
Accumulation unit value at end of period	$2.84	$2.61	$2.80	$2.62	$2.05	$1.83	$1.85	$1.71	$1.35	$1.96
Number of accumulation units outstanding at end of period (000 omitted)	2,349	2,602	2,966	3,440	3,738	4,290	5,251	6,436	8,124	11,316
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.54	$1.53	$1.38	$1.07	$0.91	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.54	$1.53	$1.38	$1.07	$0.91	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	11	14	12	8	5	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.21	$2.17	$1.84	$1.33	$1.12	$1.09	$1.05	$0.84	$1.19	$1.08
Accumulation unit value at end of period	$1.92	$2.21	$2.17	$1.84	$1.33	$1.12	$1.09	$1.05	$0.84	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2	5	7	5	2	1	3	3	8	—
Invesco V.I. International Growth Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.39	$1.45	$1.47	$1.25	$1.10	$1.20	$1.08	$0.81	$1.38	$1.22
Accumulation unit value at end of period	$1.37	$1.39	$1.45	$1.47	$1.25	$1.10	$1.20	$1.08	$0.81	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	29	25	16	22	28	35	39	120	90	34
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.40	$1.31	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.40	$1.40	$1.31	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	9	5	12	—	—	—	—	—
Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.12	$1.20	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.02	$1.12	$1.20	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	18	20	1	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.01	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.00	$1.01	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.17	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.15	$1.20	$1.17	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.54	$1.48	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00
Accumulation unit value at end of period	$1.52	$1.54	$1.48	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	17	17	19	26	27	21	27	246	175	81
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.14	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.14	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	17	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$1.79	$2.13	$1.91	$1.61	$1.44	$1.37	$1.22	$0.93	$1.52	$1.21
Accumulation unit value at end of period	$1.97	$1.79	$2.13	$1.91	$1.61	$1.44	$1.37	$1.22	$0.93	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	5	5	7	5	10	11	14	20	18	13
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.32	$1.36	$1.21	$1.19	$0.93	$1.05	$0.87	$0.62	$1.13	$1.25
Accumulation unit value at end of period	$1.34	$1.32	$1.36	$1.21	$1.19	$0.93	$1.05	$0.87	$0.62	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	12	11	12	36	48	21
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.84	$1.98	$1.97	$1.45	$1.35	$1.48	$1.13	$0.73	$1.39	$1.14
Accumulation unit value at end of period	$1.66	$1.84	$1.98	$1.97	$1.45	$1.35	$1.48	$1.13	$0.73	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	5	6	11	9	10	9	3
Neuberger Berman AMT International Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.15	$1.15	$1.21	$1.04	$0.89	$1.02	$0.85	$0.64	$1.21	$1.19
Accumulation unit value at end of period	$1.12	$1.15	$1.15	$1.21	$1.04	$0.89	$1.02	$0.85	$0.64	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	4	4	1	2	5	5	6	41	36	28

86	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Neuberger Berman AMT Socially Responsive Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.77	$1.80	$1.65	$1.22	$1.11	$1.17	$0.96	$0.74	$1.24	$1.17
Accumulation unit value at end of period	$1.91	$1.77	$1.80	$1.65	$1.22	$1.11	$1.17	$0.96	$0.74	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	—	—	—	1	1	1	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.92	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Equity Income Fund/VA, Service Shares* (9/15/2006)
Accumulation unit value at beginning of period	$1.25	$1.40	$1.28	$1.01	$0.90	$0.95	$0.84	$0.64	$1.12	$1.07
Accumulation unit value at end of period	$1.42	$1.25	$1.40	$1.28	$1.01	$0.90	$0.95	$0.84	$0.64	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	16	19	19	19	18	12	—
*Oppenheimer Equity Income Fund/VA, Service Shares merged into Oppenheimer Main Street Fund®/VA, Service Shares on April 28, 2017.
Oppenheimer Global Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.60	$1.56	$1.55	$1.24	$1.03	$1.14	$1.00	$0.73	$1.24	$1.18
Accumulation unit value at end of period	$1.58	$1.60	$1.56	$1.55	$1.24	$1.03	$1.14	$1.00	$0.73	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	23	21	19	17	15	12	10	8	6	6
Oppenheimer Global Strategic Income Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.37	$1.42	$1.40	$1.43	$1.28	$1.28	$1.13	$0.97	$1.15	$1.06
Accumulation unit value at end of period	$1.44	$1.37	$1.42	$1.40	$1.43	$1.28	$1.28	$1.13	$0.97	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	29	30	33	67	71	70	95	364	337	224
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.79	$1.93	$1.75	$1.26	$1.09	$1.13	$0.93	$0.69	$1.12	$1.15
Accumulation unit value at end of period	$2.08	$1.79	$1.93	$1.75	$1.26	$1.09	$1.13	$0.93	$0.69	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	—	—	1	2	3	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.39	$1.40	$1.42	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04
Accumulation unit value at end of period	$1.39	$1.25	$1.39	$1.40	$1.42	$1.25	$1.24	$1.11	$0.93	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	31	41	46	64	106	102	103	163	209	132
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.95	$0.97	$0.94	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.99	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	$0.99	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IA Shares (10/8/1996)
Accumulation unit value at beginning of period	$2.18	$2.21	$1.96	$1.45	$1.26	$1.34	$1.13	$0.86	$1.43	$1.36
Accumulation unit value at end of period	$2.32	$2.18	$2.21	$1.96	$1.45	$1.26	$1.34	$1.13	$0.86	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	2,213	2,479	2,735	3,119	3,409	3,746	4,233	5,013	6,554	8,906
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.98	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.93	$0.98	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.53	$0.71	$0.76	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.78	$0.53	$0.71	$0.76	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.53	$1.47	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	58	63	107	14	15	8	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72	79	75	73	71	66	67	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.12	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.10	$1.12	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	4	7	5	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.31	$1.23	$1.31	$1.26	$1.16	$1.13	$1.07	$1.08	$1.01
Accumulation unit value at end of period	$1.37	$1.28	$1.31	$1.23	$1.31	$1.26	$1.16	$1.13	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1	1	3	10	4	4	15	262	120	98

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	87

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	14	14	47	63	69	100	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	296	312	393	401	581	551	1,009	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$1.03	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	$1.03	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.44	$1.31	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.12
Accumulation unit value at end of period	$1.55	$1.43	$1.44	$1.31	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	2	1	9	199	125	61
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	102	33	27	88	120	215	153	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	804	853	967	953	1,056	1,280	1,312	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	204	189	209	74	161	123	8	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	487	512	466	450	428	418	596	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	100	82	65	146	146	121	71	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.27	$1.22	$1.16	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.25	$1.27	$1.22	$1.16	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	227	203	222	324	435	397	362	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.97	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.96	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.55	$1.73	$1.71	$1.29	$1.15	$1.22	$0.99	$0.73	$1.09	$1.16
Accumulation unit value at end of period	$1.92	$1.55	$1.73	$1.71	$1.29	$1.15	$1.22	$0.99	$0.73	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	3	3	3	8	121	106	56
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.87	$1.89	$1.71	$1.27	$1.10	$1.19	$0.99	$0.73	$1.17	$1.12
Accumulation unit value at end of period	$2.23	$1.87	$1.89	$1.71	$1.27	$1.10	$1.19	$0.99	$0.73	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	6	5	4	4	1	5	1
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.98	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

88	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Wanger International (7/24/2006)
Accumulation unit value at beginning of period	$1.58	$1.60	$1.69	$1.40	$1.17	$1.39	$1.12	$0.76	$1.41	$1.23
Accumulation unit value at end of period	$1.54	$1.58	$1.60	$1.69	$1.40	$1.17	$1.39	$1.12	$0.76	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	10	9	12	13	14	18	25	84	56	24
Wanger USA (7/24/2006)
Accumulation unit value at beginning of period	$1.80	$1.83	$1.77	$1.34	$1.13	$1.19	$0.98	$0.69	$1.17	$1.12
Accumulation unit value at end of period	$2.02	$1.80	$1.83	$1.77	$1.34	$1.13	$1.19	$0.98	$0.69	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	18	18	19	20	29	33	37	84	69	40
Wells Fargo VT International Equity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.07	$1.06	$1.14	$0.96	$0.86	$1.00	$0.87	$0.76	$1.32	$1.16
Accumulation unit value at end of period	$1.09	$1.07	$1.06	$1.14	$0.96	$0.86	$1.00	$0.87	$0.76	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	7	129	3	2
Wells Fargo VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.84	$1.92	$1.76	$1.37	$1.20	$1.28	$1.05	$0.72	$1.22	$1.16
Accumulation unit value at end of period	$2.04	$1.84	$1.92	$1.76	$1.37	$1.20	$1.28	$1.05	$0.72	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	3	3	7	13	10	12	5	6	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.07	$2.15	$2.22	$1.50	$1.41	$1.49	$1.19	$0.79	$1.37	$1.22
Accumulation unit value at end of period	$2.20	$2.07	$2.15	$2.22	$1.50	$1.41	$1.49	$1.19	$0.79	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	10	11	12	30	47	53	53	51	36	24
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.98	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.91	$0.98	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	—	—	—	—	—	—

Variable account charges of 1.30% of the daily net assets of the variable account.

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.09	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.07	$1.09	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.42	$1.37	$1.13	$1.01	$1.34	$1.14	$0.76	$1.46	$1.23
Accumulation unit value at end of period	$1.41	$1.44	$1.42	$1.37	$1.13	$1.01	$1.34	$1.14	$0.76	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	3	7	21	23	36	25	25
AB VPS Growth and Income Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.63	$1.51	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17
Accumulation unit value at end of period	$1.79	$1.63	$1.63	$1.51	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	49	62	63	73	75	75	87	83	71	66
AB VPS International Value Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$0.82	$0.81	$0.87	$0.72	$0.64	$0.80	$0.78	$0.59	$1.28	$1.23
Accumulation unit value at end of period	$0.80	$0.82	$0.81	$0.87	$0.72	$0.64	$0.80	$0.78	$0.59	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	104	131	146	189	249	322	377	1,394	3,694	1,875
AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.03	$1.85	$1.65	$1.22	$1.06	$1.12	$1.03	$0.76	$1.28	$1.14
Accumulation unit value at end of period	$2.05	$2.03	$1.85	$1.65	$1.22	$1.06	$1.12	$1.03	$0.76	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	92	90	64	15	2	14	—	—	—	19
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.72	$1.17	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.72	$1.17	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	83	74	58	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$2.02	$2.08	$1.81	$1.41	$1.23	$1.26	$1.07	$0.84	$1.12	$1.16
Accumulation unit value at end of period	$2.44	$2.02	$2.08	$1.81	$1.41	$1.23	$1.26	$1.07	$0.84	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	37	50	61	74	84	94	125	515	941	1,057
American Century VP Ultra®, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.95	$1.86	$1.72	$1.27	$1.13	$1.14	$0.99	$0.75	$1.30	$1.09
Accumulation unit value at end of period	$2.01	$1.95	$1.86	$1.72	$1.27	$1.13	$1.14	$0.99	$0.75	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	11	13	14	14	13	—	7
American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.60	$1.69	$1.51	$1.17	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16
Accumulation unit value at end of period	$1.90	$1.60	$1.69	$1.51	$1.17	$1.03	$1.04	$0.93	$0.79	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	192	215	182	150	196	127	159	155	130	142

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	89

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.17	$1.16	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.17	$1.16	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	236	206	199	131	32	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.72	$1.82	$1.77	$1.22	$1.04	$1.03	$0.84	$0.59	$1.02	$1.00
Accumulation unit value at end of period	$1.79	$1.72	$1.82	$1.77	$1.22	$1.04	$1.03	$0.84	$0.59	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	14	34	37	7	4	2	8	13	11	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.58	$1.57	$1.44	$1.20	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12
Accumulation unit value at end of period	$1.65	$1.58	$1.57	$1.44	$1.20	$1.07	$1.06	$0.95	$0.78	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	170	112	64	61	47	72	77	104	8	87
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.72	$0.92	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.60	$0.54	$0.72	$0.92	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	118	61	31	11	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.35	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.37	$1.35	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	33	22	7	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.09	$2.10	$1.85	$1.40	$1.25	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$2.22	$2.09	$2.10	$1.85	$1.40	$1.25	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.66	$1.67	$1.47	$1.11	$0.99	$0.95	$0.82	$0.67	$1.17	$1.16
Accumulation unit value at end of period	$1.77	$1.66	$1.67	$1.47	$1.11	$0.99	$0.95	$0.82	$0.67	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	25	9	6	—	3	2	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.92	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.86	$0.90	$0.92	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	14	15	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.72	$1.59	$1.27	$1.13	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.84	$1.65	$1.72	$1.59	$1.27	$1.13	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	13	26	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.48	$1.36	$1.09	$0.97	$1.03	$0.90	$0.71	$1.21	$1.14
Accumulation unit value at end of period	$1.59	$1.42	$1.48	$1.36	$1.09	$0.97	$1.03	$0.90	$0.71	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	234	238	244	261	304	476	573	7,761	6,252	3,315
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.90	$0.90	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.88	$0.90	$0.90	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.05	$1.09	$1.13	$0.95	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.94	$1.05	$1.09	$1.13	$0.95	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	25	18	—	7	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.42	$1.47	$1.52	$1.27	$1.63	$1.38	$0.80	$1.76	$1.29
Accumulation unit value at end of period	$1.32	$1.27	$1.42	$1.47	$1.52	$1.27	$1.63	$1.38	$0.80	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	19	20	65	99	105	144	145	830	1,826	817
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.02	$1.02	$1.12	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	$0.94	$1.02	$1.02	$1.12	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	38	38	41	52	15	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.23	$1.35	$1.29	$1.25	$1.19	$1.08	$1.10	$1.03
Accumulation unit value at end of period	$1.11	$1.14	$1.23	$1.23	$1.35	$1.29	$1.25	$1.19	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	151	169	211	249	281	290	307	4,144	3,815	2,993
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.94	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	$0.93	$0.94	$0.96	$0.97	$0.98	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	225	89	80	62	15	7	—	—	—	—

90	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.99	$1.01	$1.02	$1.03	$1.05	$1.06	$1.05	$1.01
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$0.99	$1.01	$1.02	$1.03	$1.05	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	110	115	130	160	208	385	634	993	1,812	1,238
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.47	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	14	24	24	30	24	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.68	$1.72	$1.68	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07	$1.06
Accumulation unit value at end of period	$1.85	$1.68	$1.72	$1.68	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	118	111	127	169	181	170	216	150	116	178
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.35	$1.31	$1.27	$1.12	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.31	$1.35	$1.31	$1.27	$1.12	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	486	502	535	39	9	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.66	$1.70	$1.66	$1.60	$1.41	$1.34	$1.20	$0.86	$1.07	$1.06
Accumulation unit value at end of period	$1.81	$1.66	$1.70	$1.66	$1.60	$1.41	$1.34	$1.20	$0.86	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	408	64	98	134	137	152	167	5,045	2,619	2,072
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.13	$1.09	$1.13	$1.07	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.12	$1.13	$1.09	$1.13	$1.07	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	180	181	211	212	226	34	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.33	$1.34	$1.29	$1.34	$1.26	$1.20	$1.12	$0.99	$1.07	$1.04
Accumulation unit value at end of period	$1.37	$1.33	$1.34	$1.29	$1.34	$1.26	$1.20	$1.12	$0.99	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	456	510	592	704	754	744	841	13,045	12,148	9,119
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.11	$1.97	$1.75	$1.36	$1.15	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.11	$2.11	$1.97	$1.75	$1.36	$1.15	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	14	7	5	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.78	$1.65	$1.47	$1.14	$0.96	$1.01	$0.87	$0.65	$1.17	$1.15
Accumulation unit value at end of period	$1.78	$1.78	$1.65	$1.47	$1.14	$0.96	$1.01	$0.87	$0.65	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	33	31	17	18	18	41	50	39	38	38
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.72	$1.72	$1.54	$1.19	$1.04	$1.04	$0.92	$0.74	$1.19	$1.14
Accumulation unit value at end of period	$1.89	$1.72	$1.72	$1.54	$1.19	$1.04	$1.04	$0.92	$0.74	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	153	138	88	59	64	46	46	39	32	10
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.05	$1.06	$1.07	$1.02	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$1.01	$1.05	$1.06	$1.07	$1.02	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	27	49	42	60	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.97	$0.99	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.04	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.01	$1.04	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	648	232	343	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.04	$1.08	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,245	1,892	949	319	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.15	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.10	$1.15	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,480	8,981	7,175	4,091	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.19	$1.15	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.19	$1.15	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36,423	38,374	36,957	34,452	23,935	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	91

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.59	$1.50	$1.16	$1.06	$1.27	$1.00	—	—	—
Accumulation unit value at end of period	$1.67	$1.65	$1.59	$1.50	$1.16	$1.06	$1.27	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	21	4	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.82	$1.74	$1.65	$1.27	$1.16	$1.38	$1.11	$0.69	$1.26	$1.13
Accumulation unit value at end of period	$1.83	$1.82	$1.74	$1.65	$1.27	$1.16	$1.38	$1.11	$0.69	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	—	—	—	5	26	—	3
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$2.00	$1.80	$1.33	$1.14	$1.26	$1.00	—	—	—
Accumulation unit value at end of period	$2.10	$1.87	$2.00	$1.80	$1.33	$1.14	$1.26	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	5	5	3	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.66	$1.77	$1.60	$1.17	$1.00	$1.11	$0.92	$0.66	$1.22	$1.12
Accumulation unit value at end of period	$1.87	$1.66	$1.77	$1.60	$1.17	$1.00	$1.11	$0.92	$0.66	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	57	58	69	74	66	123	174	488	947	692
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.30	$1.44	$1.19	$1.03	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.34	$1.30	$1.44	$1.19	$1.03	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.18	$1.30	$1.08	$0.93	$1.08	$0.96	$0.76	$1.29	$1.16
Accumulation unit value at end of period	$1.13	$1.22	$1.18	$1.30	$1.08	$0.93	$1.08	$0.96	$0.76	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	40	28	28	28	17	26	30	68	27	46
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$2.03	$1.85	$1.36	$1.16	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$2.24	$1.90	$2.03	$1.85	$1.36	$1.16	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	11	10	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.60	$1.70	$1.55	$1.14	$0.98	$1.00	$0.84	$0.68	$1.14	$1.16
Accumulation unit value at end of period	$1.89	$1.60	$1.70	$1.55	$1.14	$0.98	$1.00	$0.84	$0.68	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—	—	3	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$2.03	$1.95	$1.33	$1.15	$1.27	$1.00	—	—	—
Accumulation unit value at end of period	$2.18	$1.94	$2.03	$1.95	$1.33	$1.15	$1.27	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	3	3	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.81	$1.73	$1.18	$1.02	$1.13	$0.90	$0.65	$1.08	$1.14
Accumulation unit value at end of period	$1.95	$1.73	$1.81	$1.73	$1.18	$1.02	$1.13	$0.90	$0.65	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	19	24	20	18	30	33	24	11	8	2
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.02	$1.05	$1.03	$1.04	$0.94	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.02	$1.05	$1.03	$1.04	$0.94	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	23	54	70	51	36	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.93	$1.90	$1.43	$1.21	$1.29	$1.00	—	—	—
Accumulation unit value at end of period	$2.06	$1.78	$1.93	$1.90	$1.43	$1.21	$1.29	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	11	13	12	21	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	825	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	10	9	6	—	—	—	—	—

92	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.05	$1.08	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02
Accumulation unit value at end of period	$1.11	$1.09	$1.10	$1.05	$1.08	$1.08	$1.08	$1.06	$1.02	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	56	64	64	76	151	143	271	336	280	34
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/24/2006)
Accumulation unit value at beginning of period	$0.45	$0.62	$0.75	$0.85	$0.88	$1.02	$0.88	$0.75	$1.15	$0.99
Accumulation unit value at end of period	$0.50	$0.45	$0.62	$0.75	$0.85	$0.88	$1.02	$0.88	$0.75	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	34	48	79	83	95	121	121	139	85	35
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.01	$0.99	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.93	$1.01	$0.99	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	39	72	78	31	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.15	$1.15	$1.20	$1.04	$0.85	$1.02	$0.94	$0.76	$1.34	$1.16
Accumulation unit value at end of period	$1.07	$1.15	$1.15	$1.20	$1.04	$0.85	$1.02	$0.94	$0.76	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	5	5	14	14	26	26	26	24	18	26
Eaton Vance VT Floating-Rate Income Fund – Initial Class (7/24/2006)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.24	$1.21	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02
Accumulation unit value at end of period	$1.30	$1.21	$1.23	$1.24	$1.21	$1.15	$1.13	$1.05	$0.74	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	221	339	317	386	385	496	454	3,520	2,517	1,854
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.75	$1.77	$1.60	$1.24	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12
Accumulation unit value at end of period	$1.86	$1.75	$1.77	$1.60	$1.24	$1.08	$1.13	$0.98	$0.73	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	538	643	670	663	729	752	865	1,975	4,301	3,188
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.80	$1.85	$1.77	$1.32	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12
Accumulation unit value at end of period	$1.99	$1.80	$1.85	$1.77	$1.32	$1.17	$1.33	$1.05	$0.76	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	211	212	285	318	313	312	385	1,768	2,783	1,386
Fidelity® VIP Overseas Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.16	$1.29	$1.00	$0.84	$1.03	$0.93	$0.74	$1.34	$1.16
Accumulation unit value at end of period	$1.11	$1.19	$1.16	$1.29	$1.00	$0.84	$1.03	$0.93	$0.74	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	33	43	48	61	59	60	76	101	78	75
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.97	$1.00	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	55	31	14	—	—	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.01	$1.02	$0.90	$0.89	$0.71	$0.76	$0.64	$0.54	$0.95	$1.22
Accumulation unit value at end of period	$1.01	$1.01	$1.02	$0.90	$0.89	$0.71	$0.76	$0.64	$0.54	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	45	71	72	85	90	94	101	119	91	89
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.10	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.01	$1.10	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	119	91	125	71	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.36	$1.45	$1.37	$1.08	$0.96	$0.98	$0.90	$0.72	$1.16	$1.14
Accumulation unit value at end of period	$1.56	$1.36	$1.45	$1.37	$1.08	$0.96	$0.98	$0.90	$0.72	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	289	292	301	328	316	297	417	430	422	426
Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.59	$1.74	$1.75	$1.30	$1.11	$1.17	$0.93	$0.73	$1.10	$1.14
Accumulation unit value at end of period	$2.04	$1.59	$1.74	$1.75	$1.30	$1.11	$1.17	$0.93	$0.73	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	103	92	80	76	63	47	72	67	45	48
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.91	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	16	3	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.62	$1.64	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13
Accumulation unit value at end of period	$1.77	$1.62	$1.64	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	8	14	13	34	60	65	73
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.47	$1.42	$1.33	$0.96	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.47	$1.42	$1.33	$0.96	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	9	10	10	10	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	93

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.02	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$0.97	$1.02	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	49	41	34	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.51	$1.63	$1.51	$1.13	$0.96	$1.00	$0.87	$0.69	$1.09	$1.13
Accumulation unit value at end of period	$1.74	$1.51	$1.63	$1.51	$1.13	$0.96	$1.00	$0.87	$0.69	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	81	84	86	109	154	155	153	2,128	2,873	1,873
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.54	$1.53	$1.38	$1.07	$0.91	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.54	$1.53	$1.38	$1.07	$0.91	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	12	13	13	14	25	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.20	$2.16	$1.84	$1.33	$1.11	$1.09	$1.05	$0.83	$1.19	$1.08
Accumulation unit value at end of period	$1.91	$2.20	$2.16	$1.84	$1.33	$1.11	$1.09	$1.05	$0.83	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	23	27	46	50	61	58	50	47	45	26
Invesco V.I. International Growth Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.39	$1.44	$1.46	$1.25	$1.10	$1.19	$1.07	$0.81	$1.37	$1.22
Accumulation unit value at end of period	$1.36	$1.39	$1.44	$1.46	$1.25	$1.10	$1.19	$1.07	$0.81	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	38	53	67	79	96	119	122	2,490	2,222	952
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.40	$1.31	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.39	$1.40	$1.31	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	6	7	6	8	—	—	—	—	—
Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.12	$1.20	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	$1.12	$1.20	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	75	126	23	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.01	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.00	$1.01	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.19	$1.17	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.15	$1.19	$1.17	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.53	$1.48	$1.33	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00
Accumulation unit value at end of period	$1.51	$1.53	$1.48	$1.33	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	46	38	61	111	120	151	187	6,597	4,924	3,189
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.14	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.14	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	45	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$1.78	$2.12	$1.91	$1.61	$1.44	$1.37	$1.22	$0.93	$1.52	$1.20
Accumulation unit value at end of period	$1.96	$1.78	$2.12	$1.91	$1.61	$1.44	$1.37	$1.22	$0.93	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	141	145	155	122	122	105	80	86	97	61
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.35	$1.20	$1.19	$0.92	$1.04	$0.86	$0.62	$1.13	$1.25
Accumulation unit value at end of period	$1.34	$1.31	$1.35	$1.20	$1.19	$0.92	$1.04	$0.86	$0.62	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	21	23	30	44	46	53	72	934	1,282	484
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.83	$1.97	$1.96	$1.45	$1.35	$1.47	$1.13	$0.73	$1.39	$1.14
Accumulation unit value at end of period	$1.65	$1.83	$1.97	$1.96	$1.45	$1.35	$1.47	$1.13	$0.73	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	11	12	12	19	24	23	20	36	24	9
Neuberger Berman AMT International Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.15	$1.15	$1.20	$1.03	$0.88	$1.02	$0.85	$0.64	$1.21	$1.18
Accumulation unit value at end of period	$1.11	$1.15	$1.15	$1.20	$1.03	$0.88	$1.02	$0.85	$0.64	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	16	28	37	45	36	48	55	1,316	1,317	1,079

94	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Neuberger Berman AMT Socially Responsive Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.76	$1.79	$1.65	$1.22	$1.11	$1.16	$0.96	$0.74	$1.24	$1.17
Accumulation unit value at end of period	$1.90	$1.76	$1.79	$1.65	$1.22	$1.11	$1.16	$0.96	$0.74	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	35	35	35	35	—	—	1	1	2	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Equity Income Fund/VA, Service Shares* (9/15/2006)
Accumulation unit value at beginning of period	$1.24	$1.39	$1.27	$1.00	$0.90	$0.95	$0.84	$0.64	$1.11	$1.07
Accumulation unit value at end of period	$1.41	$1.24	$1.39	$1.27	$1.00	$0.90	$0.95	$0.84	$0.64	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	3	—	—
*Oppenheimer Equity Income Fund/VA, Service Shares merged into Oppenheimer Main Street Fund®/VA, Service Shares on April 28, 2017.
Oppenheimer Global Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.59	$1.56	$1.54	$1.23	$1.03	$1.14	$1.00	$0.73	$1.23	$1.18
Accumulation unit value at end of period	$1.57	$1.59	$1.56	$1.54	$1.23	$1.03	$1.14	$1.00	$0.73	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	130	110	90	46	74	60	76	61	65	68
Oppenheimer Global Strategic Income Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.36	$1.41	$1.40	$1.42	$1.27	$1.28	$1.13	$0.97	$1.15	$1.06
Accumulation unit value at end of period	$1.43	$1.36	$1.41	$1.40	$1.42	$1.27	$1.28	$1.13	$0.97	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	720	836	916	1,174	1,287	1,382	1,598	8,043	6,568	5,113
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.78	$1.92	$1.75	$1.26	$1.08	$1.12	$0.92	$0.68	$1.12	$1.15
Accumulation unit value at end of period	$2.07	$1.78	$1.92	$1.75	$1.26	$1.08	$1.12	$0.92	$0.68	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	14	13	16	22	24	27	29	40	43	48
PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.38	$1.39	$1.41	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04
Accumulation unit value at end of period	$1.38	$1.24	$1.38	$1.39	$1.41	$1.25	$1.24	$1.11	$0.93	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	153	206	326	508	587	511	469	3,861	4,557	3,298
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.95	$0.97	$0.94	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	66	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.99	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	$0.99	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	—	3	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.98	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.93	$0.98	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	36	5	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.53	$0.71	$0.76	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.78	$0.53	$0.71	$0.76	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	11	4	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,101	1,247	865	948	320	616	622	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,520	2,300	2,250	3,166	3,876	4,832	5,400	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.10	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.08	$1.10	$1.05	$1.09	$1.06	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	95	74	18	32	5	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.12	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.10	$1.12	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	34	18	21	19	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	95

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.31	$1.22	$1.31	$1.26	$1.16	$1.12	$1.07	$1.08	$1.01
Accumulation unit value at end of period	$1.36	$1.27	$1.31	$1.22	$1.31	$1.26	$1.16	$1.12	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	147	201	237	297	322	356	357	6,263	2,357	1,866
Variable Portfolio – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.56	$1.39	$1.37	$1.07	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.58	$1.52	$1.56	$1.39	$1.37	$1.07	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	34	32	29	23	—	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.41	$1.48	$1.23	$1.03	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.36	$1.41	$1.48	$1.23	$1.03	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	7	3	3	10	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.18	$1.15	$1.12	$1.06	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.16	$1.18	$1.15	$1.12	$1.06	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,069	461	665	1,318	2,281	840	730	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,651	2,303	2,890	3,784	7,781	7,531	9,790	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.27	$1.08	$0.94	$1.18	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.06	$1.16	$1.27	$1.08	$0.94	$1.18	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	54	43	43	13	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.14	$1.11	$1.05	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.10	$1.13	$1.14	$1.11	$1.05	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	74	68	62	99	5	—	—	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	15	—	—	—	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.86	$1.73	$1.37	$1.19	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.82	$1.78	$1.86	$1.73	$1.37	$1.19	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	17	23	17	18	—	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$1.03	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	$1.03	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	6	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	110	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.88	$1.70	$1.33	$1.18	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.13	$2.05	$1.88	$1.70	$1.33	$1.18	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.98	$1.82	$1.35	$1.21	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$1.99	$2.07	$1.98	$1.82	$1.35	$1.21	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	6	—	—	—	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.68	$1.53	$1.21	$1.11	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.80	$1.67	$1.68	$1.53	$1.21	$1.11	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	41	41	41	41	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.44	$1.30	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.11
Accumulation unit value at end of period	$1.54	$1.43	$1.44	$1.30	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	36	39	54	106	115	147	147	6,336	3,670	2,212
Variable Portfolio – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.89	$1.74	$1.30	$1.14	$1.15	$1.00	—	—	—
Accumulation unit value at end of period	$2.07	$1.85	$1.89	$1.74	$1.30	$1.14	$1.15	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	37	41	37	4	—	—	—	—	—

96	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,885	11,605	12,062	9,770	6,617	4,588	2,283	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,161	28,203	30,336	33,786	34,926	39,214	48,051	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,141	4,332	3,802	3,562	2,646	2,032	1,190	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,330	5,345	7,119	10,405	11,775	14,831	15,140	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,199	3,997	4,808	4,760	4,838	2,313	1,420	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,039	6,745	7,890	9,909	13,057	14,186	15,285	—	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.79	$1.70	$1.31	$1.19	$1.24	$1.00	—	—	—
Accumulation unit value at end of period	$1.92	$1.88	$1.79	$1.70	$1.31	$1.19	$1.24	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	2	3	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.97	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.40	$1.42	$1.21	$1.06	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.35	$1.40	$1.42	$1.21	$1.06	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95	45	29	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.88	$1.91	$1.38	$1.26	$1.29	$1.00	—	—	—
Accumulation unit value at end of period	$1.84	$1.75	$1.88	$1.91	$1.38	$1.26	$1.29	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	11	9	9	9	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.73	$1.72	$1.30	$1.16	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$1.92	$1.55	$1.73	$1.72	$1.30	$1.16	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.54	$1.72	$1.71	$1.28	$1.14	$1.21	$0.99	$0.73	$1.09	$1.16
Accumulation unit value at end of period	$1.91	$1.54	$1.72	$1.71	$1.28	$1.14	$1.21	$0.99	$0.73	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	29	41	66	93	122	148	173	3,652	3,422	2,314
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.31	$1.43	$1.20	$1.01	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.29	$1.31	$1.43	$1.20	$1.01	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	19	10	8	6	—	—	—	—	—
Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.83	$1.69	$1.34	$1.20	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.86	$1.65	$1.83	$1.69	$1.34	$1.20	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	23	24	24	24	9	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.01	$1.05	$1.04	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$1.03	$1.04	$1.01	$1.05	$1.04	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	11	4	4	4	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	97

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.93	$1.75	$1.31	$1.13	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$2.27	$1.91	$1.93	$1.75	$1.31	$1.13	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	25	18	18	19	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.86	$1.88	$1.70	$1.27	$1.10	$1.19	$0.99	$0.73	$1.17	$1.12
Accumulation unit value at end of period	$2.21	$1.86	$1.88	$1.70	$1.27	$1.10	$1.19	$0.99	$0.73	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	17	18	14	15	15	16	17	4	4	4
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	$1.01	$1.01	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	$1.00	$1.01	$1.01	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	179	25	19	31	49	—	—	—	—	—
Wanger International (7/24/2006)
Accumulation unit value at beginning of period	$1.57	$1.59	$1.69	$1.40	$1.16	$1.38	$1.12	$0.76	$1.41	$1.23
Accumulation unit value at end of period	$1.53	$1.57	$1.59	$1.69	$1.40	$1.16	$1.38	$1.12	$0.76	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	136	166	180	208	225	264	316	1,829	1,311	679
Wanger USA (7/24/2006)
Accumulation unit value at beginning of period	$1.79	$1.83	$1.77	$1.34	$1.13	$1.19	$0.97	$0.69	$1.16	$1.12
Accumulation unit value at end of period	$2.01	$1.79	$1.83	$1.77	$1.34	$1.13	$1.19	$0.97	$0.69	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	136	154	162	195	215	236	290	1,460	1,339	954
Wells Fargo VT International Equity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.13	$0.96	$0.86	$1.00	$0.87	$0.76	$1.32	$1.16
Accumulation unit value at end of period	$1.08	$1.06	$1.06	$1.13	$0.96	$0.86	$1.00	$0.87	$0.76	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	20	50	28	49	57	79	75	3,390	7	13
Wells Fargo VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.83	$1.92	$1.76	$1.36	$1.19	$1.28	$1.05	$0.72	$1.22	$1.16
Accumulation unit value at end of period	$2.03	$1.83	$1.92	$1.76	$1.36	$1.19	$1.28	$1.05	$0.72	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	29	19	23	26	35	42	7	2	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.06	$2.15	$2.22	$1.49	$1.40	$1.49	$1.19	$0.79	$1.37	$1.22
Accumulation unit value at end of period	$2.19	$2.06	$2.15	$2.22	$1.49	$1.40	$1.49	$1.19	$0.79	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	8	12	12	10	10	12	29	46	40	39
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.98	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.91	$0.98	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable account charges of 1.35% of the daily net assets of the variable account.

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	2	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$2.19	$2.00	$1.78	$1.32	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.21	$2.19	$2.00	$1.78	$1.32	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	40	15	17	1	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.72	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.72	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	51	41	6	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.88	$1.69	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.12	$1.78	$1.88	$1.69	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	83	42	37	14	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.16	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	90	34	3	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.69	$1.56	$1.30	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.78	$1.70	$1.69	$1.56	$1.30	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	645	169	111	10	—	—	—

98	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.72	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.60	$0.54	$0.72	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.35	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.46	$1.36	$1.35	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72	21	14	3	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.08	$2.10	$1.85	$1.40	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$2.21	$2.08	$2.10	$1.85	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	25	13	8	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.91	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.86	$0.90	$0.91	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	1	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.71	$1.58	$1.27	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$1.84	$1.64	$1.71	$1.58	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	42	22	16	7	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.88	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	11	9	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.05	$1.09	$1.12	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$0.97	$0.94	$1.05	$1.09	$1.12	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	185	80	54	6	2	1	7
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.01	$1.02	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.91	$0.94	$1.01	$1.02	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	23	5	5	5	5	13	17
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.94	$0.95	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.92	$0.93	$0.94	$0.95	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	102	36	15	25	14	17	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.46	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	75	29	14	10	2	6	11
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.34	$1.31	$1.27	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.43	$1.31	$1.34	$1.31	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	63	41	33	4	2	6	6
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.13	$1.09	$1.13	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.11	$1.13	$1.09	$1.13	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	71	26	12	12	25	44	37
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.11	$1.96	$1.75	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.10	$2.11	$1.96	$1.75	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	18	14	9	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.95	$1.75	$1.34	$1.18	$1.18	$1.00
Accumulation unit value at end of period	$2.14	$1.94	$1.95	$1.75	$1.34	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	172	154	96	26	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	78	64	64	9	5	13	13
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.97	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	5	5	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	99

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.04	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.01	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,728	619	437	261	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$1.04	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,838	5,044	3,451	627	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.10	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,577	10,795	7,947	3,851	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.07	$1.11	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,236	18,102	13,729	6,206	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.59	$1.50	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.66	$1.65	$1.59	$1.50	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	34	16	6	1	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.99	$1.80	$1.33	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$2.10	$1.87	$1.99	$1.80	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	35	27	26	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.44	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.24	$1.34	$1.29	$1.44	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	66	16	9	6	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$2.02	$1.84	$1.36	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.23	$1.89	$2.02	$1.84	$1.36	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	15	14	15	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$2.03	$1.95	$1.33	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$2.17	$1.94	$2.03	$1.95	$1.33	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	21	16	18	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.02	$1.05	$1.03	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.09	$1.02	$1.05	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	78	35	34	27	1	1	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.92	$1.89	$1.42	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$2.05	$1.77	$1.92	$1.89	$1.42	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	34	8	4	4	—	—	2
Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	427	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.01	$0.97	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$1.00	$1.01	$0.97	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	13	3	6	6	8	10	3
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.01	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.93	$1.01	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	98	92	10	—	—	—

100	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.88	$1.71	$1.32	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.98	$1.86	$1.88	$1.71	$1.32	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	242	159	95	37	1	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.73	$1.65	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.85	$1.68	$1.73	$1.65	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	78	26	12	6	1	—	4
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$0.97	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	17	5	5	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.01	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	100	65	60	2	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.64	$1.56	$1.23	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.77	$1.54	$1.64	$1.56	$1.23	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	37	20	3	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.93	$1.94	$1.44	$1.24	$1.30	$1.00
Accumulation unit value at end of period	$2.26	$1.76	$1.93	$1.94	$1.44	$1.24	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	30	12	9	9	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.91	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	46	46	—	—	—	—
Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$1.01	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	23	18	3	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.00	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	20	20	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.19	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.15	$1.19	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	20	—	—	—	—
Janus Aspen Series Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.81	$1.63	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.86	$1.88	$1.81	$1.63	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	20	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	23	9	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.81	$1.63	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.67	$1.52	$1.81	$1.63	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	147	139	124	5	1	1	2
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.68	$1.67	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.40	$1.56	$1.68	$1.67	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	34	29	18	17	—	—	—
Neuberger Berman AMT Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.82	$1.68	$1.24	$1.13	$1.19	$1.00
Accumulation unit value at end of period	$1.93	$1.79	$1.82	$1.68	$1.24	$1.13	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	1	3	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	101

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	1	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.61	$1.60	$1.28	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$1.62	$1.65	$1.61	$1.60	$1.28	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	65	11	11	1	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.94	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	2	3	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$2.09	$1.90	$1.37	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$2.25	$1.94	$2.09	$1.90	$1.37	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	40	18	18	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.18	$1.19	$1.21	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.18	$1.06	$1.18	$1.19	$1.21	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	6	7	7	8	1	1	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.97	$0.95	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	4	4	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.99	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	7	7	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.98	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.93	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74	67	31	4	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.53	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.77	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	12	12	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.55	$1.49	$1.25	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.58	$1.52	$1.55	$1.49	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	662	498	312	97	68	60	21
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.10	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.10	$1.08	$1.10	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	96	95	47	19	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.11	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$1.10	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.19	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	17	1	1	—	—	—	—
Variable Portfolio – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.56	$1.39	$1.37	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.57	$1.52	$1.56	$1.39	$1.37	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	81	35	11	4	1	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.40	$1.48	$1.23	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.33	$1.36	$1.40	$1.48	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	52	23	16	8	—	—	2
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.18	$1.15	$1.13	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.19	$1.16	$1.18	$1.15	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	352	128	194	206	302	237	56

102	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.27	$1.08	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.13	$1.06	$1.16	$1.27	$1.08	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	26	3	3	1	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.14	$1.11	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.19	$1.10	$1.13	$1.14	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	66	32	15	14	5	13	17
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	98	42	41	27	5	13	13
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.85	$1.72	$1.37	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.81	$1.77	$1.85	$1.72	$1.37	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	30	16	1	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	35	35	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.04	$1.88	$1.69	$1.33	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$2.13	$2.04	$1.88	$1.69	$1.33	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	45	15	14	13	—	—	—
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.97	$1.82	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.98	$2.06	$1.97	$1.82	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	30	6	2	—	1	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.68	$1.52	$1.21	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.80	$1.66	$1.68	$1.52	$1.21	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	5
Variable Portfolio – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.89	$1.74	$1.30	$1.14	$1.15	$1.00
Accumulation unit value at end of period	$2.07	$1.84	$1.89	$1.74	$1.30	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	62	36	24	13	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.36	$1.32	$1.20	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.38	$1.34	$1.36	$1.32	$1.20	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	6,570	5,540	3,481	2,016	781	380	15
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.45	$1.40	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.48	$1.42	$1.45	$1.40	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,116	1,730	851	432	140	168	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.27	$1.23	$1.16	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,616	1,466	712	576	339	410	188
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.79	$1.69	$1.31	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.91	$1.88	$1.79	$1.69	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	6	6	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.97	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.40	$1.42	$1.21	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.28	$1.35	$1.40	$1.42	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	22	20	19	—	—	—	2

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	103

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.87	$1.91	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.84	$1.75	$1.87	$1.91	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	24	12	1	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.73	$1.72	$1.29	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$1.91	$1.55	$1.73	$1.72	$1.29	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.31	$1.43	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.23	$1.29	$1.31	$1.43	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	23	15	7	7	—	—	—
Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.83	$1.69	$1.34	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.86	$1.65	$1.83	$1.69	$1.34	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.01	$1.04	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.03	$1.04	$1.01	$1.04	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	84	20	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.93	$1.75	$1.31	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.26	$1.90	$1.93	$1.75	$1.31	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	23	14	11	4	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$0.99	$1.00	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	219	45	69	66	29	45	44
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.83	$1.68	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.94	$1.75	$1.83	$1.68	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	6	5	5	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.84	$1.90	$1.28	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.87	$1.76	$1.84	$1.90	$1.28	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	31	25	17	13	1	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.91	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	4	4	—	—	—	—

Variable account charges of 1.40% of the daily net assets of the variable account.

Year ended Dec. 31,	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.08	$1.06	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$1.64	$1.50	$1.33	$0.99	$1.00
Accumulation unit value at end of period	$1.65	$1.64	$1.50	$1.33	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.72	$1.17	$1.06	$1.00	—
Accumulation unit value at end of period	$1.00	$0.72	$1.17	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.50	$1.35	$1.04	$1.00
Accumulation unit value at end of period	$1.69	$1.42	$1.50	$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.14	$1.16	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7

104	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.35	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.42	$1.35	$1.35	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.60	$0.54	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.34	$1.21	$1.00	—
Accumulation unit value at end of period	$1.46	$1.36	$1.34	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.48	$1.30	$0.99	$1.00
Accumulation unit value at end of period	$1.56	$1.47	$1.48	$1.30	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.95	$1.00	—
Accumulation unit value at end of period	$0.86	$0.89	$0.91	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.37	$1.27	$1.02	$1.00
Accumulation unit value at end of period	$1.47	$1.32	$1.37	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.90	$0.90	$1.00	—
Accumulation unit value at end of period	$0.96	$0.88	$0.90	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.88	$0.98	$1.02	$1.06	$1.00
Accumulation unit value at end of period	$0.91	$0.88	$0.98	$1.02	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.87	$0.94	$0.95	$1.04	$1.00
Accumulation unit value at end of period	$0.84	$0.87	$0.94	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.16	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.25	$1.13	$1.16	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.15	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.23	$1.12	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$1.06	$1.03	$1.04	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.57	$1.46	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.56	$1.57	$1.46	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.49	$1.33	$1.02	$1.00
Accumulation unit value at end of period	$1.63	$1.48	$1.49	$1.33	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.01	$1.02	$1.03	$1.00
Accumulation unit value at end of period	$1.01	$0.97	$1.01	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	105

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.95	$1.00	—
Accumulation unit value at end of period	$0.98	$0.97	$0.99	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.04	$1.01	$1.00	—
Accumulation unit value at end of period	$1.03	$1.01	$1.04	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.06	$1.04	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.15	$1.11	$1.00	—
Accumulation unit value at end of period	$1.12	$1.10	$1.15	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	87	88	90	92	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.19	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.16	$1.14	$1.19	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	913	942	982	1,008	555
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.23	$0.96	$1.00
Accumulation unit value at end of period	$1.36	$1.35	$1.30	$1.23	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.56	$1.41	$1.04	$1.00
Accumulation unit value at end of period	$1.64	$1.46	$1.56	$1.41	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.15	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.10	$1.19	$1.15	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.53	$1.39	$1.03	$1.00
Accumulation unit value at end of period	$1.68	$1.43	$1.53	$1.39	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.55	$1.49	$1.02	$1.00
Accumulation unit value at end of period	$1.66	$1.48	$1.55	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.12	$1.04	$1.08	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.38	$1.36	$1.02	$1.00
Accumulation unit value at end of period	$1.47	$1.27	$1.38	$1.36	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.01	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$1.00	$1.01	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

106	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.01	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.93	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.44	$1.31	$1.02	$1.00
Accumulation unit value at end of period	$1.52	$1.43	$1.44	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.41	$1.35	$1.01	$1.00
Accumulation unit value at end of period	$1.51	$1.37	$1.41	$1.35	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$1.03	$0.97	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.10	$1.07	$1.00	—
Accumulation unit value at end of period	$1.13	$1.01	$1.10	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.40	$1.33	$1.05	$1.00
Accumulation unit value at end of period	$1.50	$1.31	$1.40	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4
Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.42	$1.44	$1.07	$1.00
Accumulation unit value at end of period	$1.67	$1.30	$1.42	$1.44	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.89	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.02	$0.98	$1.00	—
Accumulation unit value at end of period	$1.06	$0.96	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.12	$1.20	$1.00	—
Accumulation unit value at end of period	$0.97	$1.01	$1.12	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$1.01	$1.00	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.19	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.15	$1.19	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Janus Aspen Series Research Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.44	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.47	$1.49	$1.44	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.13	$1.12	$1.00	—
Accumulation unit value at end of period	$1.13	$1.11	$1.13	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.41	$1.27	$1.07	$1.00
Accumulation unit value at end of period	$1.30	$1.18	$1.41	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.26	$1.26	$0.93	$1.00
Accumulation unit value at end of period	$1.05	$1.17	$1.26	$1.26	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	107

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012
Neuberger Berman AMT Socially Responsive Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$1.45	$1.48	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$1.57	$1.45	$1.48	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.36	$1.35	$1.08	$1.00
Accumulation unit value at end of period	$1.37	$1.39	$1.36	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.98	$0.97	$1.00	—
Accumulation unit value at end of period	$0.98	$0.94	$0.98	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.57	$1.43	$1.03	$1.00
Accumulation unit value at end of period	$1.69	$1.46	$1.57	$1.43	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.05	$1.06	$1.08	$1.00
Accumulation unit value at end of period	$1.05	$0.94	$1.05	$1.06	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$0.97	$0.95	$0.96	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.96	$1.00	—
Accumulation unit value at end of period	$0.99	$0.97	$0.99	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.98	$0.98	$1.00	—
Accumulation unit value at end of period	$0.94	$0.93	$0.98	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.53	$0.71	$0.76	$1.00	—
Accumulation unit value at end of period	$0.77	$0.53	$0.71	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.27	$1.22	$1.03	$1.00
Accumulation unit value at end of period	$1.30	$1.24	$1.27	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.03	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.03	$1.01	$1.03	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.11	$1.03	$1.00	—
Accumulation unit value at end of period	$0.98	$1.10	$1.11	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.04	$0.97	$1.04	$1.00
Accumulation unit value at end of period	$1.08	$1.01	$1.04	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3
Variable Portfolio – CenterSquare Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.30	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.31	$1.27	$1.30	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.15	$1.18	$1.21	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

108	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.08	$1.06	$1.07	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	205	205
Variable Portfolio – DFA International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.15	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.11	$1.05	$1.15	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.05	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.10	$1.02	$1.05	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.02	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.02	$1.01	$1.02	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.37	$1.27	$1.01	$1.00
Accumulation unit value at end of period	$1.33	$1.31	$1.37	$1.27	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$1.03	$1.05	$1.00	—
Accumulation unit value at end of period	$1.00	$0.98	$1.03	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.50	$1.38	$1.24	$0.97	$1.00
Accumulation unit value at end of period	$1.56	$1.50	$1.38	$1.24	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.45	$1.39	$1.28	$0.95	$1.00
Accumulation unit value at end of period	$1.39	$1.45	$1.39	$1.28	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.38	$1.26	$0.99	$1.00
Accumulation unit value at end of period	$1.48	$1.37	$1.38	$1.26	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – MFS® Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.50	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$1.64	$1.46	$1.50	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.17	$1.13	$1.03	$1.00
Accumulation unit value at end of period	$1.19	$1.15	$1.17	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	146	146	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.22	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.24	$1.19	$1.22	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5	5	4	2	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.12	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.10	$1.12	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	198	198	351	622	117
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.30	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$1.38	$1.36	$1.30	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.03	$0.96	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.00	$0.96	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	109

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.22	$1.24	$1.06	$1.00
Accumulation unit value at end of period	$1.12	$1.17	$1.22	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.31	$1.34	$0.97	$1.00
Accumulation unit value at end of period	$1.29	$1.23	$1.31	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.37	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.52	$1.23	$1.37	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.20	$1.31	$1.10	$1.00
Accumulation unit value at end of period	$1.12	$1.18	$1.20	$1.31	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.43	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.45	$1.29	$1.43	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.98	$1.00	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.54	$1.39	$1.04	$1.00
Accumulation unit value at end of period	$1.80	$1.51	$1.54	$1.39	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.96	$0.98	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.42	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.50	$1.36	$1.42	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.34	$1.38	$0.93	$1.00
Accumulation unit value at end of period	$1.36	$1.28	$1.34	$1.38	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.98	$1.01	$1.00	—
Accumulation unit value at end of period	$1.03	$0.91	$0.98	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable account charges of 1.45% of the daily net assets of the variable account.

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.09	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.06	$1.09	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.40	$1.36	$1.12	$1.00	$1.33	$1.14	$0.75	$1.46	$1.23
Accumulation unit value at end of period	$1.39	$1.42	$1.40	$1.36	$1.12	$1.00	$1.33	$1.14	$0.75	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	4	3	2	2	1
AB VPS Growth and Income Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.61	$1.61	$1.49	$1.12	$0.97	$0.93	$0.84	$0.71	$1.21	$1.17
Accumulation unit value at end of period	$1.76	$1.61	$1.61	$1.49	$1.12	$0.97	$0.93	$0.84	$0.71	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	15	22	24	27	15	19	24	28	37	5
AB VPS International Value Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$0.80	$0.80	$0.86	$0.71	$0.63	$0.80	$0.78	$0.59	$1.28	$1.23
Accumulation unit value at end of period	$0.79	$0.80	$0.80	$0.86	$0.71	$0.63	$0.80	$0.78	$0.59	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	4	8	8	9	13	32	39	104	366	187

110	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$2.00	$1.83	$1.63	$1.21	$1.06	$1.11	$1.02	$0.76	$1.28	$1.14
Accumulation unit value at end of period	$2.02	$2.00	$1.83	$1.63	$1.21	$1.06	$1.11	$1.02	$0.76	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	13	7	—	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.72	$1.17	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.72	$1.17	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	25	26	14	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.99	$2.05	$1.79	$1.40	$1.22	$1.25	$1.06	$0.83	$1.12	$1.16
Accumulation unit value at end of period	$2.41	$1.99	$2.05	$1.79	$1.40	$1.22	$1.25	$1.06	$0.83	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	15	19	19	17	19	22	21	38	104	107
American Century VP Ultra®, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.92	$1.84	$1.70	$1.26	$1.12	$1.13	$0.99	$0.75	$1.30	$1.09
Accumulation unit value at end of period	$1.98	$1.92	$1.84	$1.70	$1.26	$1.12	$1.13	$0.99	$0.75	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	2	4	2	—	2	3
American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.58	$1.67	$1.50	$1.16	$1.02	$1.03	$0.92	$0.78	$1.09	$1.16
Accumulation unit value at end of period	$1.87	$1.58	$1.67	$1.50	$1.16	$1.02	$1.03	$0.92	$0.78	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	11	11	43	49	57	19	21	14	18	30
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.16	$1.16	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.13	$1.16	$1.16	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	6	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.70	$1.80	$1.75	$1.21	$1.03	$1.03	$0.83	$0.59	$1.01	$1.00
Accumulation unit value at end of period	$1.77	$1.70	$1.80	$1.75	$1.21	$1.03	$1.03	$0.83	$0.59	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	5	6	7	7	1	1	1	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.55	$1.55	$1.43	$1.19	$1.06	$1.05	$0.95	$0.77	$1.12	$1.12
Accumulation unit value at end of period	$1.63	$1.55	$1.55	$1.43	$1.19	$1.06	$1.05	$0.95	$0.77	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	232	234	73	69	30	19	21	34	14	51
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.71	$0.92	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.59	$0.54	$0.71	$0.92	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.34	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.36	$1.34	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	24	19	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.07	$2.09	$1.84	$1.40	$1.25	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$2.20	$2.07	$2.09	$1.84	$1.40	$1.25	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.65	$1.45	$1.10	$0.98	$0.95	$0.82	$0.67	$1.17	$1.16
Accumulation unit value at end of period	$1.74	$1.63	$1.65	$1.45	$1.10	$0.98	$0.95	$0.82	$0.67	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.94	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.86	$0.89	$0.91	$0.94	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.71	$1.58	$1.26	$1.13	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.83	$1.63	$1.71	$1.58	$1.26	$1.13	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.46	$1.35	$1.08	$0.96	$1.03	$0.89	$0.71	$1.21	$1.14
Accumulation unit value at end of period	$1.57	$1.40	$1.46	$1.35	$1.08	$0.96	$1.03	$0.89	$0.71	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	24	25	26	15	18	33	43	589	591	310
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.90	$0.90	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.88	$0.90	$0.90	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	111

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.04	$1.08	$1.12	$0.95	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.93	$1.04	$1.08	$1.12	$0.95	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	25	25	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.40	$1.45	$1.50	$1.26	$1.62	$1.38	$0.80	$1.76	$1.29
Accumulation unit value at end of period	$1.30	$1.26	$1.40	$1.45	$1.50	$1.26	$1.62	$1.38	$0.80	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	8	8	26	28	27	44	39	75	168	60
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.01	$1.02	$1.12	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.93	$1.01	$1.02	$1.12	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.21	$1.22	$1.34	$1.28	$1.24	$1.18	$1.07	$1.10	$1.03
Accumulation unit value at end of period	$1.09	$1.12	$1.21	$1.22	$1.34	$1.28	$1.24	$1.18	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	14	21	71	81	89	115	131	546	561	415
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.92	$0.94	$0.95	$0.96	$0.98	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.92	$0.94	$0.95	$0.96	$0.98	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	41	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$1.00	$1.01	$1.03	$1.04	$1.06	$1.05	$1.01
Accumulation unit value at end of period	$0.94	$0.96	$0.97	$0.98	$1.00	$1.01	$1.03	$1.04	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4	19	25	56	151	238	436	708	1,186	1,071
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.36	$1.33	$1.28	$1.12	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.32	$1.36	$1.33	$1.28	$1.12	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	8	8	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.66	$1.70	$1.67	$1.59	$1.40	$1.34	$1.19	$0.79	$1.07	$1.06
Accumulation unit value at end of period	$1.83	$1.66	$1.70	$1.67	$1.59	$1.40	$1.34	$1.19	$0.79	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	8	9	8	8	9	11	12	25	35	26
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.34	$1.31	$1.26	$1.12	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.42	$1.30	$1.34	$1.31	$1.26	$1.12	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	26	27	37	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.67	$1.64	$1.58	$1.40	$1.34	$1.20	$0.85	$1.07	$1.05
Accumulation unit value at end of period	$1.79	$1.63	$1.67	$1.64	$1.58	$1.40	$1.34	$1.20	$0.85	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	29	21	24	24	25	34	32	466	272	219
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.08	$1.13	$1.06	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.11	$1.12	$1.08	$1.13	$1.06	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.33	$1.28	$1.33	$1.25	$1.19	$1.12	$0.99	$1.07	$1.03
Accumulation unit value at end of period	$1.35	$1.31	$1.33	$1.28	$1.33	$1.25	$1.19	$1.12	$0.99	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	92	108	189	243	301	256	276	1,606	1,847	1,476
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.10	$1.95	$1.74	$1.36	$1.15	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.09	$2.10	$1.95	$1.74	$1.36	$1.15	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.76	$1.63	$1.45	$1.13	$0.96	$1.00	$0.87	$0.64	$1.17	$1.15
Accumulation unit value at end of period	$1.75	$1.76	$1.63	$1.45	$1.13	$0.96	$1.00	$0.87	$0.64	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.69	$1.70	$1.53	$1.18	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14
Accumulation unit value at end of period	$1.86	$1.69	$1.70	$1.53	$1.18	$1.03	$1.03	$0.91	$0.73	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	40	47	19	11	2	1	1	6	1	21
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	1	—	—	—	—	—

112	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.97	$0.98	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.04	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.01	$1.04	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	562	507	320	225	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.07	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.04	$1.07	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	471	348	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.15	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.10	$1.15	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	893	909	873	398	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.18	$1.15	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.14	$1.18	$1.15	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,309	1,461	1,264	832	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.58	$1.50	$1.16	$1.06	$1.27	$1.00	—	—	—
Accumulation unit value at end of period	$1.65	$1.64	$1.58	$1.50	$1.16	$1.06	$1.27	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.79	$1.72	$1.63	$1.26	$1.15	$1.37	$1.10	$0.69	$1.26	$1.13
Accumulation unit value at end of period	$1.80	$1.79	$1.72	$1.63	$1.26	$1.15	$1.37	$1.10	$0.69	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	3	3	1	1	2
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.98	$1.80	$1.32	$1.14	$1.26	$1.00	—	—	—
Accumulation unit value at end of period	$2.08	$1.86	$1.98	$1.80	$1.32	$1.14	$1.26	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.64	$1.75	$1.58	$1.16	$1.00	$1.11	$0.92	$0.66	$1.22	$1.12
Accumulation unit value at end of period	$1.84	$1.64	$1.75	$1.58	$1.16	$1.00	$1.11	$0.92	$0.66	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	4	5	5	6	13	13	34	71	53
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.29	$1.43	$1.19	$1.03	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.33	$1.29	$1.43	$1.19	$1.03	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.29	$1.07	$0.92	$1.07	$0.95	$0.76	$1.29	$1.16
Accumulation unit value at end of period	$1.11	$1.20	$1.16	$1.29	$1.07	$0.92	$1.07	$0.95	$0.76	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	1	1	2	3	4
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$2.01	$1.84	$1.35	$1.16	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$2.22	$1.88	$2.01	$1.84	$1.35	$1.16	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	16	16	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.58	$1.68	$1.53	$1.13	$0.97	$1.00	$0.84	$0.68	$1.13	$1.15
Accumulation unit value at end of period	$1.86	$1.58	$1.68	$1.53	$1.13	$0.97	$1.00	$0.84	$0.68	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	11	10	11	—	1	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$2.02	$1.94	$1.33	$1.14	$1.27	$1.00	—	—	—
Accumulation unit value at end of period	$2.16	$1.93	$2.02	$1.94	$1.33	$1.14	$1.27	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.71	$1.79	$1.72	$1.17	$1.01	$1.12	$0.90	$0.65	$1.08	$1.14
Accumulation unit value at end of period	$1.92	$1.71	$1.79	$1.72	$1.17	$1.01	$1.12	$0.90	$0.65	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	1	—	2	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.01	$1.05	$1.03	$1.04	$0.94	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.01	$1.05	$1.03	$1.04	$0.94	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	1	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	113

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.91	$1.89	$1.42	$1.21	$1.29	$1.00	—	—	—
Accumulation unit value at end of period	$2.04	$1.76	$1.91	$1.89	$1.42	$1.21	$1.29	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	405	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.08	$1.03	$1.07	$1.07	$1.07	$1.05	$1.01	$1.06	$1.02
Accumulation unit value at end of period	$1.09	$1.08	$1.08	$1.03	$1.07	$1.07	$1.07	$1.05	$1.01	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	30	39	46	65	89	91	154	122	81	48
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/24/2006)
Accumulation unit value at beginning of period	$0.45	$0.61	$0.74	$0.84	$0.87	$1.01	$0.88	$0.75	$1.14	$0.99
Accumulation unit value at end of period	$0.50	$0.45	$0.61	$0.74	$0.84	$0.87	$1.01	$0.88	$0.75	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	15	16	18	17	17	18	10	15	9	7
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.01	$0.99	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.93	$1.01	$0.99	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.19	$1.03	$0.85	$1.01	$0.93	$0.76	$1.34	$1.16
Accumulation unit value at end of period	$1.05	$1.13	$1.14	$1.19	$1.03	$0.85	$1.01	$0.93	$0.76	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	2	—	1	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (7/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.22	$1.23	$1.20	$1.14	$1.12	$1.05	$0.73	$1.02	$1.02
Accumulation unit value at end of period	$1.28	$1.19	$1.22	$1.23	$1.20	$1.14	$1.12	$1.05	$0.73	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	62	75	89	182	162	186	189	520	530	400
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.74	$1.59	$1.23	$1.07	$1.12	$0.97	$0.73	$1.29	$1.11
Accumulation unit value at end of period	$1.83	$1.73	$1.74	$1.59	$1.23	$1.07	$1.12	$0.97	$0.73	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	47	67	69	60	43	59	59	126	349	300
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.78	$1.83	$1.75	$1.31	$1.16	$1.32	$1.04	$0.76	$1.27	$1.12
Accumulation unit value at end of period	$1.96	$1.78	$1.83	$1.75	$1.31	$1.16	$1.32	$1.04	$0.76	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	30	31	46	34	38	73	80	195	322	117
Fidelity® VIP Overseas Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.27	$0.99	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16
Accumulation unit value at end of period	$1.09	$1.17	$1.15	$1.27	$0.99	$0.84	$1.03	$0.92	$0.74	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	4	9	11	13	15	18	27	32	35	10
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.96	$1.00	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	37	13	3	—	—	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.00	$1.01	$0.89	$0.88	$0.70	$0.76	$0.63	$0.54	$0.95	$1.22
Accumulation unit value at end of period	$0.99	$1.00	$1.01	$0.89	$0.88	$0.70	$0.76	$0.63	$0.54	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	4	4	14	14	12	13	22
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.10	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.01	$1.10	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	61	65	30	—	—	—	—	—	—

114	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.43	$1.36	$1.07	$0.95	$0.98	$0.89	$0.72	$1.16	$1.14
Accumulation unit value at end of period	$1.53	$1.34	$1.43	$1.36	$1.07	$0.95	$0.98	$0.89	$0.72	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	19	36	38	26	20	38	43	50	71	85
Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.57	$1.71	$1.73	$1.29	$1.10	$1.16	$0.92	$0.72	$1.10	$1.14
Accumulation unit value at end of period	$2.01	$1.57	$1.71	$1.73	$1.29	$1.10	$1.16	$0.92	$0.72	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	18	22	56	44	57	17	23	30	37	23
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.90	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.60	$1.62	$1.41	$1.04	$0.92	$0.90	$0.81	$0.68	$1.09	$1.13
Accumulation unit value at end of period	$1.74	$1.60	$1.62	$1.41	$1.04	$0.92	$0.90	$0.81	$0.68	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—	1	34	39	37	38	5
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.46	$1.42	$1.33	$0.96	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.46	$1.42	$1.33	$0.96	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.02	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$0.96	$1.02	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.49	$1.61	$1.50	$1.12	$0.96	$0.99	$0.87	$0.69	$1.08	$1.13
Accumulation unit value at end of period	$1.72	$1.49	$1.61	$1.50	$1.12	$0.96	$0.99	$0.87	$0.69	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	2	2	10	22	188	262	187
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.53	$1.52	$1.37	$1.06	$0.91	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.53	$1.52	$1.37	$1.06	$0.91	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	1	1	2	5	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.17	$2.14	$1.81	$1.31	$1.11	$1.08	$1.04	$0.83	$1.19	$1.08
Accumulation unit value at end of period	$1.88	$2.17	$2.14	$1.81	$1.31	$1.11	$1.08	$1.04	$0.83	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	5	3	5	2	1
Invesco V.I. International Growth Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.37	$1.43	$1.44	$1.23	$1.09	$1.19	$1.07	$0.80	$1.37	$1.22
Accumulation unit value at end of period	$1.34	$1.37	$1.43	$1.44	$1.23	$1.09	$1.19	$1.07	$0.80	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	8	7	7	6	9	72	74	260	254	97
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.38	$1.39	$1.31	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.38	$1.39	$1.31	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	9	—	1	2	—	—	—	—	—
Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.12	$1.20	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.01	$1.12	$1.20	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	25	25	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.01	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.01	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.19	$1.17	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.14	$1.19	$1.17	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	$1.00
Accumulation unit value at end of period	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	2	74	76	574	502	276
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.13	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.11	$1.13	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	115

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$1.76	$2.09	$1.89	$1.59	$1.43	$1.36	$1.22	$0.93	$1.51	$1.20
Accumulation unit value at end of period	$1.93	$1.76	$2.09	$1.89	$1.59	$1.43	$1.36	$1.22	$0.93	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	30	49	46	42	15	37	45	48	57	28
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.30	$1.33	$1.19	$1.17	$0.92	$1.04	$0.86	$0.62	$1.12	$1.25
Accumulation unit value at end of period	$1.32	$1.30	$1.33	$1.19	$1.17	$0.92	$1.04	$0.86	$0.62	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	6	4	6	5	60	101	57
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.81	$1.95	$1.94	$1.43	$1.34	$1.46	$1.12	$0.72	$1.38	$1.14
Accumulation unit value at end of period	$1.62	$1.81	$1.95	$1.94	$1.43	$1.34	$1.46	$1.12	$0.72	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	—	—	8	8	—	1	1	2	2	5
Neuberger Berman AMT International Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.13	$1.19	$1.02	$0.88	$1.01	$0.84	$0.64	$1.20	$1.18
Accumulation unit value at end of period	$1.10	$1.13	$1.13	$1.19	$1.02	$0.88	$1.01	$0.84	$0.64	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	10	11	11	12	2	4	3	84	95	91
Neuberger Berman AMT Socially Responsive Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.77	$1.63	$1.20	$1.10	$1.16	$0.95	$0.74	$1.24	$1.17
Accumulation unit value at end of period	$1.87	$1.73	$1.77	$1.63	$1.20	$1.10	$1.16	$0.95	$0.74	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Equity Income Fund/VA, Service Shares* (9/15/2006)
Accumulation unit value at beginning of period	$1.22	$1.37	$1.26	$0.99	$0.89	$0.95	$0.84	$0.64	$1.11	$1.07
Accumulation unit value at end of period	$1.39	$1.22	$1.37	$1.26	$0.99	$0.89	$0.95	$0.84	$0.64	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	3	3	2	2	2	2	1	2	1	1
*Oppenheimer Equity Income Fund/VA, Service Shares merged into Oppenheimer Main Street Fund®/VA, Service Shares on April 28, 2017.
Oppenheimer Global Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.57	$1.54	$1.53	$1.22	$1.02	$1.13	$1.00	$0.72	$1.23	$1.18
Accumulation unit value at end of period	$1.54	$1.57	$1.54	$1.53	$1.22	$1.02	$1.13	$1.00	$0.72	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	19	24	19	1	4	30	32	41	48	16
Oppenheimer Global Strategic Income Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.40	$1.38	$1.41	$1.26	$1.27	$1.12	$0.96	$1.14	$1.06
Accumulation unit value at end of period	$1.41	$1.34	$1.40	$1.38	$1.41	$1.26	$1.27	$1.12	$0.96	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	63	90	143	172	203	311	347	1,011	997	672
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.76	$1.90	$1.73	$1.25	$1.07	$1.12	$0.92	$0.68	$1.12	$1.15
Accumulation unit value at end of period	$2.04	$1.76	$1.90	$1.73	$1.25	$1.07	$1.12	$0.92	$0.68	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	2
PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.37	$1.38	$1.40	$1.24	$1.23	$1.10	$0.92	$1.11	$1.04
Accumulation unit value at end of period	$1.36	$1.22	$1.37	$1.38	$1.40	$1.24	$1.23	$1.10	$0.92	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	34	38	133	161	205	133	87	345	557	401
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.93	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.95	$0.96	$0.93	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.97	$0.99	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	24	8	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.98	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.92	$0.98	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	22	5	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.53	$0.71	$0.76	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	$0.53	$0.71	$0.76	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	7	8	8	—	—	—	—	—	—

116	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,011	1,680	1,631	2,086	2,258	2,243	42	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.51	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	52	52	52	64	64	64	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.07	$1.09	$1.05	$1.09	$1.06	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.11	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.10	$1.11	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	13	14	14	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.14	$1.06	$1.14	$1.10	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.10	$1.14	$1.06	$1.14	$1.10	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.29	$1.21	$1.30	$1.24	$1.15	$1.12	$1.06	$1.08	$1.01
Accumulation unit value at end of period	$1.34	$1.25	$1.29	$1.21	$1.30	$1.24	$1.15	$1.12	$1.06	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3	9	13	14	19	19	43	671	343	300
Variable Portfolio – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.55	$1.38	$1.36	$1.06	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.56	$1.51	$1.55	$1.38	$1.36	$1.06	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	3	10	10	1	—	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.40	$1.48	$1.23	$1.03	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.35	$1.40	$1.48	$1.23	$1.03	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	10	10	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,065	4,123	4,009	4,508	6,544	5,782	4,585	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,852	2,119	2,191	2,213	2,592	2,613	2,906	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.13	$1.11	$1.05	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.12	$1.13	$1.11	$1.05	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	46	30	30	—	—	—	—	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.08	$1.04	$1.09	$1.06	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.07	$1.08	$1.04	$1.09	$1.06	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.85	$1.72	$1.36	$1.19	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.80	$1.76	$1.85	$1.72	$1.36	$1.19	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$1.03	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	$1.03	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	117

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.87	$1.69	$1.32	$1.18	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.11	$2.03	$1.87	$1.69	$1.32	$1.18	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.97	$1.81	$1.35	$1.21	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$1.97	$2.05	$1.97	$1.81	$1.35	$1.21	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.67	$1.52	$1.20	$1.10	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.78	$1.65	$1.67	$1.52	$1.20	$1.10	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.42	$1.29	$1.02	$0.93	$0.98	$0.89	$0.69	$1.14	$1.11
Accumulation unit value at end of period	$1.52	$1.41	$1.42	$1.29	$1.02	$0.93	$0.98	$0.89	$0.69	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	2	5	11	18	446	335	205
Variable Portfolio – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.88	$1.73	$1.30	$1.13	$1.15	$1.00	—	—	—
Accumulation unit value at end of period	$2.05	$1.83	$1.88	$1.73	$1.30	$1.13	$1.15	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,575	12,928	12,404	12,890	10,380	9,526	4,427	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	422	615	874	1,531	1,677	2,110	2,833	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,979	2,112	2,714	2,264	2,826	3,020	416	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,013	1,109	1,112	1,029	815	1,028	1,118	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,541	2,724	2,936	3,209	3,443	2,731	1,348	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,088	1,098	1,414	1,491	1,737	1,622	1,333	—	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.78	$1.69	$1.31	$1.19	$1.24	$1.00	—	—	—
Accumulation unit value at end of period	$1.90	$1.87	$1.78	$1.69	$1.31	$1.19	$1.24	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.96	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.39	$1.41	$1.21	$1.06	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.34	$1.39	$1.41	$1.21	$1.06	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	3	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.86	$1.90	$1.38	$1.26	$1.29	$1.00	—	—	—
Accumulation unit value at end of period	$1.82	$1.74	$1.86	$1.90	$1.38	$1.26	$1.29	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

118	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.72	$1.71	$1.29	$1.16	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$1.90	$1.54	$1.72	$1.71	$1.29	$1.16	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.52	$1.70	$1.69	$1.27	$1.14	$1.21	$0.98	$0.73	$1.08	$1.16
Accumulation unit value at end of period	$1.88	$1.52	$1.70	$1.69	$1.27	$1.14	$1.21	$0.98	$0.73	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	6	6	251	269	186
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.31	$1.42	$1.19	$1.00	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.28	$1.31	$1.42	$1.19	$1.00	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	2	—	—	—	—	—	—	—	—
Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.82	$1.68	$1.34	$1.19	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.84	$1.64	$1.82	$1.68	$1.34	$1.19	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.92	$1.74	$1.30	$1.13	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$2.25	$1.89	$1.92	$1.74	$1.30	$1.13	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.83	$1.86	$1.68	$1.26	$1.09	$1.18	$0.98	$0.73	$1.17	$1.12
Accumulation unit value at end of period	$2.18	$1.83	$1.86	$1.68	$1.26	$1.09	$1.18	$0.98	$0.73	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	—	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	—	—	—	—	—	—	—	—	—
Wanger International (7/24/2006)
Accumulation unit value at beginning of period	$1.55	$1.57	$1.67	$1.38	$1.16	$1.37	$1.12	$0.76	$1.41	$1.23
Accumulation unit value at end of period	$1.51	$1.55	$1.57	$1.67	$1.38	$1.16	$1.37	$1.12	$0.76	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	17	17	16	17	8	65	61	163	172	46
Wanger USA (7/24/2006)
Accumulation unit value at beginning of period	$1.77	$1.80	$1.75	$1.32	$1.12	$1.18	$0.97	$0.69	$1.16	$1.12
Accumulation unit value at end of period	$1.98	$1.77	$1.80	$1.75	$1.32	$1.12	$1.18	$0.97	$0.69	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	10	14	60	67	78	19	27	102	109	81
Wells Fargo VT International Equity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.12	$0.95	$0.85	$0.99	$0.86	$0.76	$1.32	$1.16
Accumulation unit value at end of period	$1.07	$1.05	$1.04	$1.12	$0.95	$0.85	$0.99	$0.86	$0.76	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	5	8	9	9	12	13	14	309	7	1
Wells Fargo VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.81	$1.89	$1.74	$1.35	$1.18	$1.27	$1.04	$0.72	$1.21	$1.15
Accumulation unit value at end of period	$2.00	$1.81	$1.89	$1.74	$1.35	$1.18	$1.27	$1.04	$0.72	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	3	10	12	17	23	6	2	1	1
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.03	$2.12	$2.19	$1.48	$1.39	$1.48	$1.18	$0.79	$1.36	$1.22
Accumulation unit value at end of period	$2.15	$2.03	$2.12	$2.19	$1.48	$1.39	$1.48	$1.18	$0.79	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	17	17	17	6	7	11	11	5	2	4
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.98	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.91	$0.98	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	3	—	—	—	—	—	—	—	—

Variable account charges of 1.50% of the daily net assets of the variable account.

Year ended Dec. 31,	2016	2015	2014	2013
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.08	$1.06	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	119

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013
AB VPS Large Cap Growth Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.51	$1.38	$1.23	$1.00
Accumulation unit value at end of period	$1.52	$1.51	$1.38	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1	1	3	1
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.72	$1.17	$1.06	$1.00
Accumulation unit value at end of period	$0.99	$0.72	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	1
American Century VP Value, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.28	$1.15	$1.00
Accumulation unit value at end of period	$1.43	$1.21	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	30	20	32	14
BlackRock Global Allocation V.I. Fund (Class III) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.07	$1.05	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	9	11	4	1
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.20	$1.11	$1.00
Accumulation unit value at end of period	$1.26	$1.21	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	25	20	15	14
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.71	$0.92	$1.00
Accumulation unit value at end of period	$0.59	$0.54	$0.71	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.34	$1.21	$1.00
Accumulation unit value at end of period	$1.45	$1.36	$1.34	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.35	$1.19	$1.00
Accumulation unit value at end of period	$1.42	$1.34	$1.35	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.94	$1.00
Accumulation unit value at end of period	$0.86	$0.89	$0.91	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	1	—	1	1
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.11	$1.00
Accumulation unit value at end of period	$1.28	$1.15	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.90	$0.90	$1.00
Accumulation unit value at end of period	$0.96	$0.87	$0.90	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	2	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.83	$0.93	$0.97	$1.00
Accumulation unit value at end of period	$0.86	$0.83	$0.93	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	2	1	7	3
Columbia Variable Portfolio – Global Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.84	$0.91	$0.92	$1.00
Accumulation unit value at end of period	$0.82	$0.84	$0.91	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	94	24	9	236
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.10	$1.00	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	9	8	9	9
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.89	$1.00
Accumulation unit value at end of period	$0.97	$0.89	$0.91	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	3	1	—	—

120	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$1.01	$0.98	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.42	$1.32	$1.18	$1.00
Accumulation unit value at end of period	$1.41	$1.42	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1	—	1	1
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$1.42	$1.29	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	38	31	12	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.98	$0.94	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	61	15	75	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.95	$1.00
Accumulation unit value at end of period	$0.98	$0.97	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.02	$1.01	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	67	61	8	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.05	$1.04	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	42	38	6	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.15	$1.11	$1.00
Accumulation unit value at end of period	$1.11	$1.09	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	45	122	62	6
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.08	$1.06	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	226	488	118	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.25	$1.19	$1.00
Accumulation unit value at end of period	$1.31	$1.30	$1.25	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	1	4	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$1.40	$1.25	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1	1	3	1
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.13	$1.00
Accumulation unit value at end of period	$0.97	$1.05	$1.02	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.32	$1.20	$1.00
Accumulation unit value at end of period	$1.45	$1.23	$1.32	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	1
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.35	$1.29	$1.00
Accumulation unit value at end of period	$1.44	$1.29	$1.35	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	1
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.99	$0.97	$1.00
Accumulation unit value at end of period	$1.03	$0.96	$0.99	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.22	$1.20	$1.00
Accumulation unit value at end of period	$1.29	$1.12	$1.22	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	12	3	6	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	121

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013
Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.01	$0.97	$1.00
Accumulation unit value at end of period	$1.01	$1.01	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.97	$0.96	$1.00
Accumulation unit value at end of period	$0.93	$0.89	$0.97	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	5	4	5	4
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.30	$1.18	$1.00
Accumulation unit value at end of period	$1.36	$1.28	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	67	42	45	16
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.28	$1.22	$1.00
Accumulation unit value at end of period	$1.36	$1.24	$1.28	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	21	13	9	1
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	$0.98	$1.00
Accumulation unit value at end of period	$1.03	$0.96	$1.00	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	10	8	8	8
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.13	$1.01	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	1	56	—
Franklin Mutual Shares VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.15	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.21	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	11	11	3	—
Franklin Small Cap Value VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.25	$1.00
Accumulation unit value at end of period	$1.44	$1.13	$1.23	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	11	11	7	1
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.96	$1.00	—
Accumulation unit value at end of period	$0.89	$0.90	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.02	$0.98	$1.00
Accumulation unit value at end of period	$1.05	$0.96	$1.02	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	6	5	5	3
Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$0.97	$1.01	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	19	13	12	5
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.98	$1.00
Accumulation unit value at end of period	$1.00	$0.99	$1.01	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.07	$1.00
Accumulation unit value at end of period	$1.06	$1.05	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	5	4	3	—

122	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013
Janus Aspen Series Research Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.19	$1.00
Accumulation unit value at end of period	$1.35	$1.37	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	8	8	7	6
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.13	$1.12	$1.00
Accumulation unit value at end of period	$1.13	$1.11	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—
MFS® Utilities Series – Service Class (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.17	$1.06	$1.00
Accumulation unit value at end of period	$1.08	$0.98	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	10	6	7	5
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.24	$1.24	$1.00
Accumulation unit value at end of period	$1.03	$1.15	$1.24	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2	—	1	1
Neuberger Berman AMT Socially Responsive Portfolio (Class S) (4/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.26	$1.29	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	1
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.98	$1.00	—
Accumulation unit value at end of period	$0.90	$0.92	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—
Oppenheimer Global Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.16	$1.16	$1.00
Accumulation unit value at end of period	$1.17	$1.19	$1.16	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	1	3	2
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.97	$0.97	$1.00
Accumulation unit value at end of period	$0.98	$0.94	$0.97	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$1.43	$1.23	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1
PIMCO VIT All Asset Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.86	$0.96	$0.97	$1.00
Accumulation unit value at end of period	$0.96	$0.86	$0.96	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.93	$0.91	$1.00
Accumulation unit value at end of period	$0.94	$0.92	$0.93	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$0.98	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	6	3	2	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.98	$0.98	$1.00
Accumulation unit value at end of period	$0.94	$0.92	$0.98	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	14	14	4	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.53	$0.71	$0.76	$1.00
Accumulation unit value at end of period	$0.77	$0.53	$0.71	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.11	$1.00
Accumulation unit value at end of period	$1.18	$1.13	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	38	20	4	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	$0.96	$1.00
Accumulation unit value at end of period	$1.00	$0.98	$1.00	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	20	20	5	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	123

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.03	$1.00
Accumulation unit value at end of period	$0.98	$1.09	$1.11	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.97	$0.91	$1.00
Accumulation unit value at end of period	$1.01	$0.94	$0.97	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – CenterSquare Real Estate Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.03	$0.92	$1.00
Accumulation unit value at end of period	$1.04	$1.01	$1.03	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	11	4	5	1
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.01	$1.03	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1	—	2	1
Variable Portfolio – Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.01	$1.02	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	40	38	120	—
Variable Portfolio – DFA International Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.05	$1.16	$1.00
Accumulation unit value at end of period	$1.02	$0.96	$1.05	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	1
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$0.97	$1.00	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	22	16	13	12
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$0.99	$0.98	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	20	20	5	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.25	$1.16	$1.00
Accumulation unit value at end of period	$1.22	$1.19	$1.25	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	9	6	5	1
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$1.03	$1.05	$1.00
Accumulation unit value at end of period	$1.00	$0.98	$1.03	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.41	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$1.47	$1.41	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1	—	1	1
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.38	$1.32	$1.22	$1.00
Accumulation unit value at end of period	$1.33	$1.38	$1.32	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.23	$1.12	$1.00
Accumulation unit value at end of period	$1.32	$1.22	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5
Variable Portfolio – MFS® Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.28	$1.18	$1.00
Accumulation unit value at end of period	$1.39	$1.24	$1.28	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	8	7	7	7
Variable Portfolio – Moderate Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.10	$1.06	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	274	273	131	60
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.13	$1.09	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	436	548	45	20

124	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.06	$1.04	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	25	51	81	24
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.32	$1.30	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—
Accumulation unit value at end of period	$1.03	$0.96	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—
Accumulation unit value at end of period	$1.00	$0.96	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.13	$1.00
Accumulation unit value at end of period	$1.01	$1.07	$1.11	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	6	3	3	1
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.22	$1.24	$1.00
Accumulation unit value at end of period	$1.19	$1.13	$1.22	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.20	$1.19	$1.00
Accumulation unit value at end of period	$1.32	$1.07	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.04	$1.13	$1.00
Accumulation unit value at end of period	$0.96	$1.01	$1.04	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.24	$1.14	$1.00
Accumulation unit value at end of period	$1.25	$1.11	$1.24	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	$0.97	$1.00
Accumulation unit value at end of period	$0.99	$0.98	$1.00	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.31	$1.19	$1.00
Accumulation unit value at end of period	$1.53	$1.29	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	1
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.27	$1.17	$1.00
Accumulation unit value at end of period	$1.34	$1.21	$1.27	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.30	$1.35	$1.00
Accumulation unit value at end of period	$1.32	$1.25	$1.30	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	4	4	6	5
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.98	$1.01	$1.00
Accumulation unit value at end of period	$1.03	$0.91	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	7	7	2	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	125

Variable account charges of 1.55% of the daily net assets of the variable account.

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$2.17	$1.98	$1.77	$1.31	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.18	$2.17	$1.98	$1.77	$1.31	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.71	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.71	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.87	$1.68	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.09	$1.76	$1.87	$1.68	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.16	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.16	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.68	$1.55	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.76	$1.68	$1.68	$1.55	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.59	$0.54	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.36	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.06	$2.08	$1.83	$1.39	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$2.19	$2.06	$2.08	$1.83	$1.39	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.70	$1.57	$1.26	$1.13	$1.20	$1.00
Accumulation unit value at end of period	$1.82	$1.63	$1.70	$1.57	$1.26	$1.13	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	5	4	3	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.04	$1.08	$1.12	$0.94	$1.22	$1.00
Accumulation unit value at end of period	$0.96	$0.93	$1.04	$1.08	$1.12	$0.94	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.01	$1.01	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.90	$0.93	$1.01	$1.01	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	3	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.92	$0.93	$0.95	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.91	$0.92	$0.93	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	4	4	4	4	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.35	$1.33	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.45	$1.31	$1.35	$1.33	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

126	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.33	$1.30	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.41	$1.30	$1.33	$1.30	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	3	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.12	$1.08	$1.13	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.13	$1.10	$1.12	$1.08	$1.13	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	5	5	5	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.09	$1.95	$1.74	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.08	$2.09	$1.95	$1.74	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.93	$1.73	$1.34	$1.18	$1.17	$1.00
Accumulation unit value at end of period	$2.11	$1.92	$1.93	$1.73	$1.34	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.06	$1.06	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.04	$1.00	$1.04	$1.06	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	8	7	7	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.97	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$1.01	$1.03	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$1.04	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.09	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	695	1,110	938	949	383	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.57	$1.49	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.64	$1.63	$1.57	$1.49	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.98	$1.79	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$2.07	$1.85	$1.98	$1.79	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	2	2	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.43	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.22	$1.32	$1.28	$1.43	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$2.01	$1.83	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.21	$1.87	$2.01	$1.83	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$2.01	$1.93	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.14	$1.92	$2.01	$1.93	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.01	$1.04	$1.03	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.08	$1.01	$1.04	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	3	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	127

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.91	$1.88	$1.42	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$2.03	$1.75	$1.91	$1.88	$1.42	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	—
Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$0.96	$0.99	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.99	$1.00	$0.96	$0.99	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.92	$1.00	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.92	$1.00	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.86	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.95	$1.84	$1.86	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	2	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.71	$1.64	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.83	$1.66	$1.71	$1.64	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.96	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.00	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.63	$1.55	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.74	$1.53	$1.63	$1.55	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	1	—	—
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.91	$1.93	$1.44	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$2.23	$1.74	$1.91	$1.93	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$1.01	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.19	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.14	$1.19	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

128	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Janus Aspen Series Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.80	$1.62	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.84	$1.86	$1.80	$1.62	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.79	$1.62	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.65	$1.51	$1.79	$1.62	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.67	$1.66	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.39	$1.54	$1.67	$1.66	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Neuberger Berman AMT Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.81	$1.67	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.91	$1.77	$1.81	$1.67	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.60	$1.59	$1.27	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.60	$1.63	$1.60	$1.59	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.97	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.94	$0.97	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$2.07	$1.89	$1.36	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$2.22	$1.92	$2.07	$1.89	$1.36	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.17	$1.19	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.17	$1.05	$1.17	$1.19	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	2	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.94	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.97	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.98	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.92	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.53	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.77	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.53	$1.48	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.56	$1.50	$1.53	$1.48	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.09	$1.04	$1.09	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.07	$1.09	$1.04	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	7	6	6	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	129

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$1.09	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.17	$1.10	$1.13	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	9	7	8	—
Variable Portfolio – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.55	$1.38	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.55	$1.51	$1.55	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.39	$1.47	$1.22	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.32	$1.35	$1.39	$1.47	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	2	2	—
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	451	561	562	564	565	115	—
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.15	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.11	$1.04	$1.15	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	3	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.13	$1.11	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.18	$1.09	$1.12	$1.13	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	7	7	6	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.08	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.07	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	7	6	6	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.84	$1.71	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.79	$1.76	$1.84	$1.71	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	2	2	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.02	$1.86	$1.68	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$2.10	$2.02	$1.86	$1.68	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	3	—
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.04	$1.96	$1.80	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.96	$2.04	$1.96	$1.80	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	2	2	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.66	$1.51	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.77	$1.64	$1.66	$1.51	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	3	3	—
Variable Portfolio – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.87	$1.72	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$2.04	$1.82	$1.87	$1.72	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	3	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.35	$1.31	$1.19	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.36	$1.32	$1.35	$1.31	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,006	672	968	991	1,006	801	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.44	$1.39	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.46	$1.41	$1.44	$1.39	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	33	312	316	317	313	316	—

130	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.26	$1.22	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.23	$1.26	$1.22	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	983	1,161	1,197	1,248	1,281	776	105
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.77	$1.68	$1.30	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.89	$1.86	$1.77	$1.68	$1.30	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	3	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.39	$1.41	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.26	$1.33	$1.39	$1.41	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	4	4	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.86	$1.90	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.81	$1.73	$1.86	$1.90	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.71	$1.71	$1.29	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.89	$1.53	$1.71	$1.71	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	3	3	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.30	$1.42	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.21	$1.27	$1.30	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	2	2	—
Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.81	$1.68	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.83	$1.63	$1.81	$1.68	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	3	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.00	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$1.02	$1.03	$1.00	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	3	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.91	$1.74	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.23	$1.88	$1.91	$1.74	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	2	2	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.82	$1.67	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.91	$1.73	$1.82	$1.67	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.82	$1.88	$1.27	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.85	$1.74	$1.82	$1.88	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$0.91	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	131

Variable account charges of 1.60% of the daily net assets of the variable account.

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$2.16	$1.98	$1.77	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.18	$2.16	$1.98	$1.77	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.71	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.71	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	—	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.86	$1.68	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.08	$1.76	$1.86	$1.68	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	5	4	9	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.16	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.16	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	26	26	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.67	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.75	$1.67	$1.67	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.53	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.59	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.05	$2.07	$1.83	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.18	$2.05	$2.07	$1.83	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.70	$1.57	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.81	$1.62	$1.70	$1.57	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.04	$1.08	$1.12	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$0.96	$0.93	$1.04	$1.08	$1.12	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	4	2	14	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.00	$1.01	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.90	$0.93	$1.00	$1.01	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	7	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.92	$0.93	$0.95	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.90	$0.92	$0.93	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	2	1	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.35	$1.33	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.44	$1.31	$1.35	$1.33	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

132	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.33	$1.30	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.41	$1.29	$1.33	$1.30	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.12	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.13	$1.10	$1.12	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.08	$1.94	$1.73	$1.35	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.07	$2.08	$1.94	$1.73	$1.35	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	8	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.93	$1.73	$1.34	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$2.10	$1.91	$1.93	$1.73	$1.34	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.05	$1.06	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.03	$1.00	$1.04	$1.05	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133	133	40	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.09	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	24	25	38	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.06	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	864	1,620	1,537	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.57	$1.49	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.63	$1.63	$1.57	$1.49	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.97	$1.79	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$2.06	$1.84	$1.97	$1.79	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.42	$1.19	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.22	$1.32	$1.28	$1.42	$1.19	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$2.00	$1.83	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.20	$1.87	$2.00	$1.83	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$2.01	$1.93	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.14	$1.91	$2.01	$1.93	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.01	$1.04	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.08	$1.01	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	133

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.90	$1.88	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$2.02	$1.75	$1.90	$1.88	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	790	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$0.96	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.99	$1.00	$0.96	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.92	$1.00	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.95	$0.92	$1.00	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.86	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.95	$1.84	$1.86	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.71	$1.64	$1.22	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.82	$1.65	$1.71	$1.64	$1.22	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2	1	5	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.96	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.00	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.63	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.74	$1.52	$1.63	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.90	$1.92	$1.44	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$2.22	$1.74	$1.90	$1.92	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$1.01	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

134	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.18	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.14	$1.18	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	1	1	—	—	—	—
Janus Aspen Series Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.79	$1.62	$1.26	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.83	$1.86	$1.79	$1.62	$1.26	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.79	$1.62	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.64	$1.50	$1.79	$1.62	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.66	$1.66	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.38	$1.54	$1.66	$1.66	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Neuberger Berman AMT Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.80	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.90	$1.76	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.59	$1.59	$1.27	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.60	$1.63	$1.59	$1.59	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	16	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$2.07	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$2.21	$1.91	$2.07	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.17	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.16	$1.05	$1.17	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.94	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.97	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	1	1	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.92	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.53	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.77	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.53	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.56	$1.50	$1.53	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	77	76	76	76	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	135

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.08	$1.04	$1.09	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.06	$1.08	$1.04	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$1.09	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.13	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.17	$1.09	$1.13	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.54	$1.38	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.55	$1.50	$1.54	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.39	$1.47	$1.22	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.31	$1.34	$1.39	$1.47	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	90	91	114	120	143	65
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.11	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.13	$1.10	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.17	$1.08	$1.12	$1.13	$1.10	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.83	$1.71	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.78	$1.75	$1.83	$1.71	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.97	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.97	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.86	$1.68	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$2.09	$2.01	$1.86	$1.68	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.95	$1.80	$1.34	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.95	$2.03	$1.95	$1.80	$1.34	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.66	$1.51	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.77	$1.64	$1.66	$1.51	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.86	$1.72	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$2.03	$1.82	$1.86	$1.72	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.35	$1.30	$1.19	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.36	$1.32	$1.35	$1.30	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,294	1,243	1,230	1,070	31	31	—

136	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.44	$1.39	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.45	$1.40	$1.44	$1.39	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	41	39	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.25	$1.22	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.23	$1.25	$1.22	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	268	268	302	76	—	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.77	$1.68	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.88	$1.85	$1.77	$1.68	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.38	$1.41	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.26	$1.33	$1.38	$1.41	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2	1	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.85	$1.89	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.81	$1.73	$1.85	$1.89	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.71	$1.71	$1.29	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.88	$1.52	$1.71	$1.71	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.30	$1.42	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.21	$1.27	$1.30	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.81	$1.68	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.83	$1.63	$1.81	$1.68	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.00	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$1.01	$1.03	$1.00	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.91	$1.73	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.23	$1.88	$1.91	$1.73	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.96	$0.98	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.81	$1.67	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.91	$1.73	$1.81	$1.67	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.82	$1.88	$1.27	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.84	$1.73	$1.82	$1.88	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	2	1	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	137

Variable account charges of 1.65% of the daily net assets of the variable account.

Year ended Dec. 31,	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.07	$1.06	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$1.62	$1.49	$1.33	$0.99	$1.00
Accumulation unit value at end of period	$1.63	$1.62	$1.49	$1.33	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.71	$1.17	$1.06	$1.00	—
Accumulation unit value at end of period	$0.99	$0.71	$1.17	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.49	$1.34	$1.04	$1.00
Accumulation unit value at end of period	$1.67	$1.41	$1.49	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.16	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.12	$1.16	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.34	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.40	$1.34	$1.34	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.53	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.59	$0.53	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.34	$1.21	$1.00	—
Accumulation unit value at end of period	$1.44	$1.35	$1.34	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.45	$1.47	$1.30	$0.99	$1.00
Accumulation unit value at end of period	$1.54	$1.45	$1.47	$1.30	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.94	$1.00	—
Accumulation unit value at end of period	$0.85	$0.89	$0.91	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.36	$1.26	$1.02	$1.00
Accumulation unit value at end of period	$1.45	$1.30	$1.36	$1.26	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.90	$0.90	$1.00	—
Accumulation unit value at end of period	$0.95	$0.87	$0.90	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.87	$0.98	$1.02	$1.05	$1.00
Accumulation unit value at end of period	$0.90	$0.87	$0.98	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.86	$0.93	$0.94	$1.04	$1.00
Accumulation unit value at end of period	$0.84	$0.86	$0.93	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$0.96	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.94	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.16	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.23	$1.12	$1.16	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

138	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.14	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.21	$1.11	$1.14	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.05	$1.02	$1.04	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.45	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.54	$1.55	$1.45	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.48	$1.33	$1.02	$1.00
Accumulation unit value at end of period	$1.61	$1.46	$1.48	$1.33	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.01	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$1.00	$0.96	$1.01	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$0.97	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.00	$1.00	—
Accumulation unit value at end of period	$1.02	$1.00	$1.03	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.05	$1.03	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.15	$1.11	$1.00	—
Accumulation unit value at end of period	$1.11	$1.09	$1.15	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.14	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.13	$1.18	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	746	756	765	774	782
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$1.35	$1.34	$1.29	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.45	$1.55	$1.41	$1.04	$1.00
Accumulation unit value at end of period	$1.62	$1.45	$1.55	$1.41	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.28	$1.06	$1.00
Accumulation unit value at end of period	$1.09	$1.18	$1.15	$1.28	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.52	$1.39	$1.02	$1.00
Accumulation unit value at end of period	$1.67	$1.41	$1.52	$1.39	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.54	$1.48	$1.02	$1.00
Accumulation unit value at end of period	$1.64	$1.47	$1.54	$1.48	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.11	$1.03	$1.07	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	139

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.37	$1.36	$1.02	$1.00
Accumulation unit value at end of period	$1.46	$1.26	$1.37	$1.36	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.00	$1.00	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.92	$1.00	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.92	$1.00	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.43	$1.31	$1.01	$1.00
Accumulation unit value at end of period	$1.50	$1.42	$1.43	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.40	$1.34	$1.01	$1.00
Accumulation unit value at end of period	$1.49	$1.36	$1.40	$1.34	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.99	$0.98	$1.00	—
Accumulation unit value at end of period	$1.02	$0.96	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.10	$1.06	$1.00	—
Accumulation unit value at end of period	$1.12	$1.00	$1.10	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.39	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.49	$1.30	$1.39	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.41	$1.43	$1.07	$1.00
Accumulation unit value at end of period	$1.65	$1.29	$1.41	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.89	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.02	$0.98	$1.00	—
Accumulation unit value at end of period	$1.05	$0.96	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.11	$1.20	$1.00	—
Accumulation unit value at end of period	$0.96	$1.00	$1.11	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$1.00	$0.99	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

140	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.18	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.15	$1.14	$1.18	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Janus Aspen Series Research Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.43	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.45	$1.47	$1.43	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.13	$1.12	$1.00	—
Accumulation unit value at end of period	$1.12	$1.11	$1.13	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.40	$1.27	$1.07	$1.00
Accumulation unit value at end of period	$1.28	$1.17	$1.40	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.25	$1.25	$0.93	$1.00
Accumulation unit value at end of period	$1.04	$1.16	$1.25	$1.25	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Neuberger Berman AMT Socially Responsive Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.47	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$1.55	$1.44	$1.47	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.35	$1.35	$1.08	$1.00
Accumulation unit value at end of period	$1.35	$1.38	$1.35	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.96	$1.00	—
Accumulation unit value at end of period	$0.97	$0.93	$0.97	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.56	$1.42	$1.03	$1.00
Accumulation unit value at end of period	$1.67	$1.44	$1.56	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.04	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.04	$0.93	$1.04	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	22	22	22	22	22
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$0.96	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$0.96	$0.94	$0.96	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.96	$1.00	—
Accumulation unit value at end of period	$0.98	$0.97	$0.98	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.98	$0.97	$1.00	—
Accumulation unit value at end of period	$0.93	$0.92	$0.98	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.53	$0.70	$0.76	$1.00	—
Accumulation unit value at end of period	$0.77	$0.53	$0.70	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.26	$1.22	$1.02	$1.00
Accumulation unit value at end of period	$1.28	$1.23	$1.26	$1.22	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	141

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.02	$0.98	$1.03	$1.00
Accumulation unit value at end of period	$1.02	$1.00	$1.02	$0.98	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.02	$1.00	—
Accumulation unit value at end of period	$0.97	$1.09	$1.11	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.03	$0.97	$1.04	$1.00
Accumulation unit value at end of period	$1.07	$1.00	$1.03	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – CenterSquare Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.30	$1.26	$1.29	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.21	$1.28	$1.06	$1.00
Accumulation unit value at end of period	$1.14	$1.17	$1.21	$1.28	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.07	$1.05	$1.07	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	93
Variable Portfolio – DFA International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.14	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.10	$1.04	$1.14	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.04	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.09	$1.01	$1.04	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.02	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.01	$1.00	$1.02	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.36	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.32	$1.29	$1.36	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.97	$1.03	$1.05	$1.00	—
Accumulation unit value at end of period	$0.99	$0.97	$1.03	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.37	$1.24	$0.97	$1.00
Accumulation unit value at end of period	$1.54	$1.48	$1.37	$1.24	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$1.37	$1.43	$1.38	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.37	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$1.46	$1.36	$1.37	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – MFS® Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.45	$1.49	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.62	$1.45	$1.49	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.13	$1.03	$1.00
Accumulation unit value at end of period	$1.17	$1.14	$1.16	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	93

142	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.17	$1.02	$1.00
Accumulation unit value at end of period	$1.22	$1.18	$1.21	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.12	$1.09	$1.11	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	356	356	356	356	356
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.29	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.37	$1.35	$1.29	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.03	$0.96	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.00	$0.96	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.21	$1.23	$1.06	$1.00
Accumulation unit value at end of period	$1.10	$1.16	$1.21	$1.23	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.30	$1.33	$0.97	$1.00
Accumulation unit value at end of period	$1.27	$1.21	$1.30	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.36	$1.36	$1.03	$1.00
Accumulation unit value at end of period	$1.50	$1.22	$1.36	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.19	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.11	$1.17	$1.19	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.42	$1.31	$1.05	$1.00
Accumulation unit value at end of period	$1.43	$1.27	$1.42	$1.31	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.97	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.50	$1.53	$1.39	$1.04	$1.00
Accumulation unit value at end of period	$1.78	$1.50	$1.53	$1.39	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.97	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.95	$0.97	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.41	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.48	$1.34	$1.41	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.33	$1.38	$0.93	$1.00
Accumulation unit value at end of period	$1.35	$1.27	$1.33	$1.38	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.98	$1.01	$1.00	—
Accumulation unit value at end of period	$1.02	$0.90	$0.98	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	143

Variable account charges of 1.70% of the daily net assets of the variable account.

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.05	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$2.15	$1.97	$1.76	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.16	$2.15	$1.97	$1.76	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.71	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.71	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.85	$1.67	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.07	$1.75	$1.85	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.15	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.12	$1.15	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.66	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.74	$1.66	$1.66	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.53	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.59	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.04	$2.06	$1.82	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.16	$2.04	$2.06	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.69	$1.56	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.80	$1.61	$1.69	$1.56	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.92	$1.03	$1.08	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$0.95	$0.92	$1.03	$1.08	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.92	$1.00	$1.01	$1.11	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.89	$0.92	$1.00	$1.01	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.90	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.34	$1.32	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.43	$1.30	$1.34	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

144	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.32	$1.30	$1.26	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.40	$1.28	$1.32	$1.30	$1.26	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.09	$1.11	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.93	$1.73	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$2.05	$2.07	$1.93	$1.73	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.92	$1.73	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$2.09	$1.90	$1.92	$1.73	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.03	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	187	134	96	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.14	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.09	$1.14	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	565	477	107	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.56	$1.48	$1.15	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.62	$1.62	$1.56	$1.48	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.96	$1.78	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$2.05	$1.83	$1.96	$1.78	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.42	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.21	$1.31	$1.27	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.99	$1.82	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.18	$1.86	$1.99	$1.82	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$2.00	$1.92	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.12	$1.90	$2.00	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.07	$1.00	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	145

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.89	$1.87	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$2.01	$1.74	$1.89	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.99	$0.95	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$0.99	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.92	$1.00	$0.99	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.95	$0.92	$1.00	$0.99	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.85	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.94	$1.83	$1.85	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	15	15	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.70	$1.63	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.81	$1.65	$1.70	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	8	8	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.96	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.00	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	24	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.62	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.73	$1.51	$1.62	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.90	$1.92	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$2.21	$1.73	$1.90	$1.92	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	7	7	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.11	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$1.00	$1.11	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	26	—	—	—	—	—

146	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.18	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Janus Aspen Series Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.79	$1.61	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.82	$1.85	$1.79	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.10	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.78	$1.61	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.63	$1.49	$1.78	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.66	$1.65	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.37	$1.53	$1.66	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Neuberger Berman AMT Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.80	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.89	$1.75	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.59	$1.58	$1.27	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.59	$1.62	$1.59	$1.58	$1.27	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	27	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$2.06	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$2.20	$1.90	$2.06	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.16	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.15	$1.04	$1.16	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.94	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.97	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.92	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	28	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.53	$0.70	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.76	$0.53	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.52	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.55	$1.49	$1.52	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	14	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	147

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.08	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.06	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$1.09	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.16	$1.09	$1.12	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.54	$1.37	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.54	$1.49	$1.54	$1.37	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.38	$1.46	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.30	$1.34	$1.38	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.16	$1.14	$1.16	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	18	20	22	24	24	—
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.10	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.12	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.17	$1.08	$1.11	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.82	$1.70	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.77	$1.74	$1.82	$1.70	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.97	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.97	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.85	$1.67	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$2.08	$2.00	$1.85	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.02	$1.94	$1.79	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.94	$2.02	$1.94	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.65	$1.51	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.76	$1.63	$1.65	$1.51	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.86	$1.71	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$2.02	$1.81	$1.86	$1.71	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.34	$1.30	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.35	$1.31	$1.34	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	399	372	163	77	15	16	—

148	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.43	$1.38	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.44	$1.39	$1.43	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	73	73	73	73	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.25	$1.21	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.25	$1.22	$1.25	$1.21	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	92	120	120	120	120	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.76	$1.67	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.87	$1.84	$1.76	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	—	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2*) (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	27	—	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.38	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.25	$1.32	$1.38	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.84	$1.88	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.80	$1.72	$1.84	$1.88	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.70	$1.70	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.87	$1.52	$1.70	$1.70	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.20	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.80	$1.67	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.81	$1.62	$1.80	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.02	$0.99	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.01	$1.02	$0.99	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.90	$1.73	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.21	$1.87	$1.90	$1.73	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$1.01	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$0.98	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	27	27	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.80	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.90	$1.72	$1.80	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.81	$1.87	$1.27	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$1.83	$1.73	$1.81	$1.87	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	149

Variable account charges of 1.75% of the daily net assets of the variable account.

Year ended Dec. 31,	2016	2015	2014	2013
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.07	$1.05	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.50	$1.38	$1.23	$1.00
Accumulation unit value at end of period	$1.51	$1.50	$1.38	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.71	$1.16	$1.06	$1.00
Accumulation unit value at end of period	$0.98	$0.71	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
American Century VP Value, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.27	$1.14	$1.00
Accumulation unit value at end of period	$1.42	$1.20	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.06	$1.04	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.20	$1.11	$1.00
Accumulation unit value at end of period	$1.25	$1.20	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.53	$0.71	$0.92	$1.00
Accumulation unit value at end of period	$0.59	$0.53	$0.71	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.34	$1.21	$1.00
Accumulation unit value at end of period	$1.44	$1.35	$1.34	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.35	$1.19	$1.00
Accumulation unit value at end of period	$1.41	$1.33	$1.35	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.94	$1.00
Accumulation unit value at end of period	$0.85	$0.89	$0.91	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.20	$1.11	$1.00
Accumulation unit value at end of period	$1.27	$1.14	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.90	$0.90	$1.00
Accumulation unit value at end of period	$0.95	$0.87	$0.90	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.83	$0.93	$0.97	$1.00
Accumulation unit value at end of period	$0.85	$0.83	$0.93	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.84	$0.91	$0.92	$1.00
Accumulation unit value at end of period	$0.81	$0.84	$0.91	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1	—	4	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.09	$1.00	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

150	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.91	$0.89	$1.00
Accumulation unit value at end of period	$0.96	$0.88	$0.91	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$1.00	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.41	$1.32	$1.18	$1.00
Accumulation unit value at end of period	$1.40	$1.41	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.29	$1.16	$1.00
Accumulation unit value at end of period	$1.41	$1.28	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$0.94	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.95	$1.00
Accumulation unit value at end of period	$0.97	$0.96	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.00	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.04	$1.03	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.10	$1.09	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.07	$1.06	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.25	$1.18	$1.00
Accumulation unit value at end of period	$1.29	$1.29	$1.25	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$1.39	$1.24	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.13	$1.00
Accumulation unit value at end of period	$0.96	$1.05	$1.01	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.31	$1.20	$1.00
Accumulation unit value at end of period	$1.44	$1.22	$1.31	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.34	$1.29	$1.00
Accumulation unit value at end of period	$1.43	$1.28	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.99	$0.97	$1.00
Accumulation unit value at end of period	$1.02	$0.95	$0.99	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	151

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.21	$1.20	$1.00
Accumulation unit value at end of period	$1.28	$1.11	$1.21	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	$0.97	$1.00
Accumulation unit value at end of period	$1.01	$1.00	$1.00	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.97	$0.95	$1.00
Accumulation unit value at end of period	$0.92	$0.89	$0.97	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.29	$1.18	$1.00
Accumulation unit value at end of period	$1.35	$1.28	$1.29	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.27	$1.22	$1.00
Accumulation unit value at end of period	$1.35	$1.23	$1.27	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.99	$0.98	$1.00
Accumulation unit value at end of period	$1.02	$0.96	$0.99	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.12	$1.00	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.28	$1.12	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.23	$1.24	$1.00
Accumulation unit value at end of period	$1.43	$1.12	$1.23	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.96	$1.00	—
Accumulation unit value at end of period	$0.89	$0.90	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.02	$0.98	$1.00
Accumulation unit value at end of period	$1.04	$0.95	$1.02	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.11	$1.20	$1.00
Accumulation unit value at end of period	$0.96	$1.00	$1.11	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.98	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$1.01	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

152	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.04	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Janus Aspen Series Research Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.32	$1.19	$1.00
Accumulation unit value at end of period	$1.34	$1.36	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.12	$1.00
Accumulation unit value at end of period	$1.12	$1.10	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
MFS® Utilities Series – Service Class (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.17	$1.06	$1.00
Accumulation unit value at end of period	$1.07	$0.98	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.24	$1.23	$1.00
Accumulation unit value at end of period	$1.02	$1.14	$1.24	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Neuberger Berman AMT Socially Responsive Portfolio (Class S) (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.28	$1.19	$1.00
Accumulation unit value at end of period	$1.35	$1.25	$1.28	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.98	$1.00	—
Accumulation unit value at end of period	$0.89	$0.92	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$1.18	$1.16	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.96	$1.00
Accumulation unit value at end of period	$0.97	$0.93	$0.97	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$1.42	$1.23	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.85	$0.96	$0.97	$1.00
Accumulation unit value at end of period	$0.95	$0.85	$0.96	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.93	$0.90	$1.00
Accumulation unit value at end of period	$0.93	$0.91	$0.93	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.96	$1.00
Accumulation unit value at end of period	$0.97	$0.96	$0.98	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.97	$0.97	$1.00
Accumulation unit value at end of period	$0.93	$0.92	$0.97	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.52	$0.70	$0.76	$1.00
Accumulation unit value at end of period	$0.76	$0.52	$0.70	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.15	$1.11	$1.00
Accumulation unit value at end of period	$1.17	$1.12	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	153

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$0.99	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.02	$1.00
Accumulation unit value at end of period	$0.97	$1.09	$1.11	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.97	$0.91	$1.00
Accumulation unit value at end of period	$1.00	$0.94	$0.97	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – CenterSquare Real Estate Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.03	$0.92	$1.00
Accumulation unit value at end of period	$1.03	$1.00	$1.03	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.00	$1.02	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.02	$0.99	$1.00
Accumulation unit value at end of period	$1.02	$1.00	$1.02	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.05	$1.16	$1.00
Accumulation unit value at end of period	$1.01	$0.95	$1.05	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.01	$1.00
Accumulation unit value at end of period	$1.04	$0.96	$0.99	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$0.98	$0.98	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.19	$1.24	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.97	$1.03	$1.05	$1.00
Accumulation unit value at end of period	$0.99	$0.97	$1.03	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.40	$1.29	$1.17	$1.00
Accumulation unit value at end of period	$1.45	$1.40	$1.29	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.22	$1.00
Accumulation unit value at end of period	$1.31	$1.37	$1.32	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.12	$1.00
Accumulation unit value at end of period	$1.30	$1.21	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – MFS® Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.27	$1.17	$1.00
Accumulation unit value at end of period	$1.38	$1.24	$1.27	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.09	$1.06	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

154	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.12	$1.09	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.05	$1.03	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.31	$1.29	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—
Accumulation unit value at end of period	$1.02	$0.96	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.95	$0.99	$1.00	—
Accumulation unit value at end of period	$0.99	$0.95	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.11	$1.13	$1.00
Accumulation unit value at end of period	$1.00	$1.06	$1.11	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.24	$1.00
Accumulation unit value at end of period	$1.18	$1.13	$1.21	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.31	$1.06	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.13	$1.00
Accumulation unit value at end of period	$0.96	$1.01	$1.03	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—
Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.23	$1.14	$1.00
Accumulation unit value at end of period	$1.24	$1.11	$1.23	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$0.98	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.30	$1.18	$1.00
Accumulation unit value at end of period	$1.51	$1.28	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$1.00
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	21	21	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.26	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.20	$1.26	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.30	$1.35	$1.00
Accumulation unit value at end of period	$1.31	$1.24	$1.30	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.98	$1.01	$1.00
Accumulation unit value at end of period	$1.02	$0.90	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	155

Variable account charges of 1.80% of the daily net assets of the variable account.

Year ended Dec. 31,	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.08	$1.06	$1.00	—
Accumulation unit value at end of period	$1.07	$1.05	$1.08	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$1.61	$1.48	$1.32	$0.98	$1.00
Accumulation unit value at end of period	$1.62	$1.61	$1.48	$1.32	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.71	$1.16	$1.06	$1.00	—
Accumulation unit value at end of period	$0.98	$0.71	$1.16	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.49	$1.34	$1.04	$1.00
Accumulation unit value at end of period	$1.65	$1.40	$1.49	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.15	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.14	$1.12	$1.15	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.33	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.39	$1.33	$1.33	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.53	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.59	$0.53	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.34	$1.21	$1.00	—
Accumulation unit value at end of period	$1.43	$1.35	$1.34	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.45	$1.46	$1.29	$0.99	$1.00
Accumulation unit value at end of period	$1.53	$1.45	$1.46	$1.29	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.91	$0.94	$1.00	—
Accumulation unit value at end of period	$0.85	$0.88	$0.91	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.36	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.44	$1.30	$1.36	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.90	$0.90	$1.00	—
Accumulation unit value at end of period	$0.95	$0.87	$0.90	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.87	$0.97	$1.02	$1.05	$1.00
Accumulation unit value at end of period	$0.89	$0.87	$0.97	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.86	$0.93	$0.94	$1.04	$1.00
Accumulation unit value at end of period	$0.83	$0.86	$0.93	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.92	$0.94	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.15	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.22	$1.11	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

156	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.14	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.20	$1.11	$1.14	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.04	$1.01	$1.03	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.54	$1.44	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.53	$1.54	$1.44	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.47	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$1.59	$1.46	$1.47	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$0.99	$0.96	$1.00	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$0.97	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.00	$1.00	—
Accumulation unit value at end of period	$1.01	$1.00	$1.03	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.04	$1.03	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.14	$1.11	$1.00	—
Accumulation unit value at end of period	$1.10	$1.09	$1.14	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.17	$1.14	$1.02	$1.00
Accumulation unit value at end of period	$1.14	$1.12	$1.17	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.29	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$1.34	$1.33	$1.29	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.54	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$1.61	$1.44	$1.54	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.08	$1.18	$1.14	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.51	$1.38	$1.02	$1.00
Accumulation unit value at end of period	$1.65	$1.41	$1.51	$1.38	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.54	$1.48	$1.01	$1.00
Accumulation unit value at end of period	$1.63	$1.46	$1.54	$1.48	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.10	$1.03	$1.07	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	157

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.37	$1.35	$1.02	$1.00
Accumulation unit value at end of period	$1.45	$1.26	$1.37	$1.35	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.99	$1.00	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.92	$1.00	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.92	$1.00	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.43	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.49	$1.41	$1.43	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.40	$1.34	$1.01	$1.00
Accumulation unit value at end of period	$1.48	$1.35	$1.40	$1.34	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.99	$0.98	$1.00	—
Accumulation unit value at end of period	$1.01	$0.96	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.12	$1.00	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.39	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.48	$1.29	$1.39	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.41	$1.43	$1.07	$1.00
Accumulation unit value at end of period	$1.64	$1.28	$1.41	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.89	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$1.04	$0.95	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.11	$1.19	$1.00	—
Accumulation unit value at end of period	$0.96	$1.00	$1.11	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$0.99	$0.99	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

158	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.13	$1.18	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Janus Aspen Series Research Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.42	$1.28	$1.00	$1.00
Accumulation unit value at end of period	$1.44	$1.47	$1.42	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.12	$1.00	—
Accumulation unit value at end of period	$1.12	$1.10	$1.13	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.39	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.17	$1.39	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.25	$1.25	$0.92	$1.00
Accumulation unit value at end of period	$1.03	$1.15	$1.25	$1.25	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Neuberger Berman AMT Socially Responsive Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.46	$1.35	$1.00	$1.00
Accumulation unit value at end of period	$1.54	$1.43	$1.46	$1.35	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.89	$0.92	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.35	$1.34	$1.08	$1.00
Accumulation unit value at end of period	$1.34	$1.37	$1.35	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.96	$1.00	—
Accumulation unit value at end of period	$0.97	$0.93	$0.97	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.55	$1.42	$1.03	$1.00
Accumulation unit value at end of period	$1.66	$1.43	$1.55	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.04	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.03	$0.93	$1.04	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$0.95	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$0.95	$0.93	$0.95	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.96	$1.00	—
Accumulation unit value at end of period	$0.97	$0.96	$0.98	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.97	$0.97	$1.00	—
Accumulation unit value at end of period	$0.93	$0.92	$0.97	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.52	$0.70	$0.76	$1.00	—
Accumulation unit value at end of period	$0.76	$0.52	$0.70	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.26	$1.21	$1.02	$1.00
Accumulation unit value at end of period	$1.27	$1.22	$1.26	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	159

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.02	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.01	$1.00	$1.02	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.02	$1.00	—
Accumulation unit value at end of period	$0.97	$1.09	$1.11	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.03	$0.97	$1.04	$1.00
Accumulation unit value at end of period	$1.06	$0.99	$1.03	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – CenterSquare Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.25	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.13	$1.16	$1.20	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.06	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.06	$1.04	$1.06	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.13	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.09	$1.03	$1.13	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.08	$1.00	$1.03	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.01	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.00	$1.00	$1.01	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.35	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.31	$1.29	$1.35	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.97	$1.02	$1.05	$1.00	—
Accumulation unit value at end of period	$0.99	$0.97	$1.02	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.36	$1.23	$0.97	$1.00
Accumulation unit value at end of period	$1.53	$1.48	$1.36	$1.23	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.37	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$1.36	$1.43	$1.37	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.37	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$1.45	$1.35	$1.37	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – MFS® Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.48	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.61	$1.44	$1.48	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.16	$1.12	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.13	$1.16	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

160	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013	2012
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.17	$1.02	$1.00
Accumulation unit value at end of period	$1.21	$1.17	$1.20	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.11	$1.09	$1.11	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	88	88	88	88	88
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.28	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.36	$1.34	$1.28	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.02	$0.96	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.95	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.99	$0.95	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.21	$1.23	$1.05	$1.00
Accumulation unit value at end of period	$1.09	$1.16	$1.21	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.30	$1.33	$0.97	$1.00
Accumulation unit value at end of period	$1.26	$1.21	$1.30	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.36	$1.36	$1.03	$1.00
Accumulation unit value at end of period	$1.49	$1.21	$1.36	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.19	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.10	$1.16	$1.19	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.41	$1.31	$1.04	$1.00
Accumulation unit value at end of period	$1.42	$1.27	$1.41	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.97	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.52	$1.38	$1.04	$1.00
Accumulation unit value at end of period	$1.77	$1.49	$1.52	$1.38	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.97	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.94	$0.95	$0.97	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.40	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.47	$1.34	$1.40	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.32	$1.37	$0.93	$1.00
Accumulation unit value at end of period	$1.34	$1.26	$1.32	$1.37	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.98	$1.01	$1.00	—
Accumulation unit value at end of period	$1.02	$0.90	$0.98	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	161

Variable account charges of 1.85% of the daily net assets of the variable account.

Year ended Dec. 31,	2016	2015	2014	2013
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.08	$1.06	$1.00
Accumulation unit value at end of period	$1.07	$1.05	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.49	$1.37	$1.23	$1.00
Accumulation unit value at end of period	$1.50	$1.49	$1.37	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.71	$1.16	$1.06	$1.00
Accumulation unit value at end of period	$0.98	$0.71	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
American Century VP Value, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.27	$1.14	$1.00
Accumulation unit value at end of period	$1.41	$1.19	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.06	$1.04	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.20	$1.11	$1.00
Accumulation unit value at end of period	$1.25	$1.19	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.53	$0.71	$0.92	$1.00
Accumulation unit value at end of period	$0.59	$0.53	$0.71	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.33	$1.20	$1.00
Accumulation unit value at end of period	$1.43	$1.35	$1.33	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.34	$1.19	$1.00
Accumulation unit value at end of period	$1.40	$1.33	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.91	$0.94	$1.00
Accumulation unit value at end of period	$0.84	$0.88	$0.91	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.19	$1.11	$1.00
Accumulation unit value at end of period	$1.27	$1.14	$1.19	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.89	$0.90	$1.00
Accumulation unit value at end of period	$0.94	$0.87	$0.89	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.83	$0.93	$0.97	$1.00
Accumulation unit value at end of period	$0.85	$0.83	$0.93	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.83	$0.91	$0.92	$1.00
Accumulation unit value at end of period	$0.81	$0.83	$0.91	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.09	$0.99	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

162	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.91	$0.89	$1.00
Accumulation unit value at end of period	$0.96	$0.88	$0.91	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.95	$1.00
Accumulation unit value at end of period	$0.99	$0.97	$0.99	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.40	$1.31	$1.17	$1.00
Accumulation unit value at end of period	$1.39	$1.40	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.29	$1.16	$1.00
Accumulation unit value at end of period	$1.40	$1.28	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$0.93	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.95	$1.00
Accumulation unit value at end of period	$0.97	$0.96	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.00	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.04	$1.03	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	167	103	124	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.10	$1.08	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.07	$1.05	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.29	$1.29	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$1.38	$1.24	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.13	$1.00
Accumulation unit value at end of period	$0.96	$1.04	$1.01	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.31	$1.20	$1.00
Accumulation unit value at end of period	$1.43	$1.22	$1.31	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.34	$1.29	$1.00
Accumulation unit value at end of period	$1.42	$1.27	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.99	$0.97	$1.00
Accumulation unit value at end of period	$1.02	$0.95	$0.99	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	163

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.21	$1.20	$1.00
Accumulation unit value at end of period	$1.28	$1.11	$1.21	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	$0.97	$1.00
Accumulation unit value at end of period	$1.00	$1.00	$1.00	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.97	$0.95	$1.00
Accumulation unit value at end of period	$0.91	$0.89	$0.97	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.29	$1.18	$1.00
Accumulation unit value at end of period	$1.35	$1.27	$1.29	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.27	$1.22	$1.00
Accumulation unit value at end of period	$1.34	$1.22	$1.27	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.99	$0.98	$1.00
Accumulation unit value at end of period	$1.01	$0.95	$0.99	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.12	$1.00	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.28	$1.12	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.23	$1.24	$1.00
Accumulation unit value at end of period	$1.43	$1.11	$1.23	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.96	$1.00	—
Accumulation unit value at end of period	$0.88	$0.90	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.01	$0.98	$1.00
Accumulation unit value at end of period	$1.04	$0.95	$1.01	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Ivy VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.11	$1.19	$1.00
Accumulation unit value at end of period	$0.96	$1.00	$1.11	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	$0.98	$1.00
Accumulation unit value at end of period	$0.99	$0.98	$1.00	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

164	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.04	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Janus Aspen Series Research Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.31	$1.19	$1.00
Accumulation unit value at end of period	$1.33	$1.35	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.11	$1.10	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
MFS® Utilities Series – Service Class (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.17	$1.06	$1.00
Accumulation unit value at end of period	$1.06	$0.98	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.23	$1.00
Accumulation unit value at end of period	$1.02	$1.14	$1.23	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Neuberger Berman AMT Socially Responsive Portfolio (Class S) (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.28	$1.18	$1.00
Accumulation unit value at end of period	$1.35	$1.25	$1.28	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.98	$1.00	—
Accumulation unit value at end of period	$0.89	$0.91	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.15	$1.00
Accumulation unit value at end of period	$1.15	$1.18	$1.16	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.96	$1.00
Accumulation unit value at end of period	$0.97	$0.93	$0.97	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.33	$1.21	$1.00
Accumulation unit value at end of period	$1.41	$1.22	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.85	$0.96	$0.97	$1.00
Accumulation unit value at end of period	$0.94	$0.85	$0.96	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.93	$0.90	$1.00
Accumulation unit value at end of period	$0.93	$0.91	$0.93	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.95	$1.00
Accumulation unit value at end of period	$0.97	$0.96	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.97	$0.97	$1.00
Accumulation unit value at end of period	$0.92	$0.91	$0.97	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.52	$0.70	$0.76	$1.00
Accumulation unit value at end of period	$0.76	$0.52	$0.70	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.15	$1.11	$1.00
Accumulation unit value at end of period	$1.16	$1.12	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	165

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$0.99	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.02	$1.00
Accumulation unit value at end of period	$0.97	$1.08	$1.11	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.91	$1.00
Accumulation unit value at end of period	$0.99	$0.93	$0.97	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – CenterSquare Real Estate Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.03	$0.92	$1.00
Accumulation unit value at end of period	$1.03	$1.00	$1.03	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$0.99	$1.02	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.02	$0.99	$1.00
Accumulation unit value at end of period	$1.01	$1.00	$1.02	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.05	$1.15	$1.00
Accumulation unit value at end of period	$1.01	$0.95	$1.05	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.01	$1.00
Accumulation unit value at end of period	$1.04	$0.96	$0.99	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$0.98	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.24	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.18	$1.24	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.97	$1.02	$1.04	$1.00
Accumulation unit value at end of period	$0.99	$0.97	$1.02	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.40	$1.29	$1.17	$1.00
Accumulation unit value at end of period	$1.45	$1.40	$1.29	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.22	$1.00
Accumulation unit value at end of period	$1.31	$1.37	$1.32	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.12	$1.00
Accumulation unit value at end of period	$1.30	$1.21	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – MFS® Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.27	$1.17	$1.00
Accumulation unit value at end of period	$1.38	$1.23	$1.27	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	221	191	82	—

166	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2016	2015	2014	2013
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.12	$1.08	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	76	76	76	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.05	$1.03	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	81	89	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.30	$1.29	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.98	$1.00	—
Accumulation unit value at end of period	$1.02	$0.96	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
*Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)* (6/30/2014)
Accumulation unit value at beginning of period	$0.95	$0.99	$1.00	—
Accumulation unit value at end of period	$0.99	$0.95	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
*Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.11	$1.13	$1.00
Accumulation unit value at end of period	$1.00	$1.06	$1.11	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.21	$1.24	$1.00
Accumulation unit value at end of period	$1.17	$1.12	$1.21	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.30	$1.06	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.13	$1.00
Accumulation unit value at end of period	$0.95	$1.00	$1.03	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.23	$1.14	$1.00
Accumulation unit value at end of period	$1.24	$1.10	$1.23	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.96	$1.00
Accumulation unit value at end of period	$0.97	$0.97	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.30	$1.18	$1.00
Accumulation unit value at end of period	$1.51	$1.28	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.97	$0.98	$1.00
Accumulation unit value at end of period	$0.94	$0.95	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.26	$1.16	$1.00
Accumulation unit value at end of period	$1.32	$1.20	$1.26	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.30	$1.35	$1.00
Accumulation unit value at end of period	$1.31	$1.24	$1.30	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.97	$1.01	$1.00
Accumulation unit value at end of period	$1.02	$0.90	$0.97	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	167

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

CONTRACT OWNERS OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account sponsored by RiverSource Life Insurance Co. of New York, as indicated in Note 1, as of December 31, 2016, the results of each of their operations for the period then ended, and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinions.

Minneapolis, Minnesota

April 21, 2017

168	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2016	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Assets
Investments, at fair value(1),(2)	$346,509	$948,819	$4,935,857	$6,753,464	$1,612,551
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	11,069	156	147	1,725	352
Receivable for share redemptions	279	734	4,619	8,362	1,368
Total assets	357,857	949,709	4,940,623	6,763,551	1,614,271

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	279	734	3,554	4,875	1,368
Contract terminations	—	—	1,066	3,487	—
Payable for investments purchased	11,069	156	147	1,725	352
Total liabilities	11,348	890	4,767	10,087	1,720
Net assets applicable to contracts in accumulation period	345,153	948,635	4,935,499	6,737,545	1,571,296
Net assets applicable to contracts in payment period	—	—	—	15,919	39,321
Net assets applicable to seed money	1,356	184	357	—	1,934
Total net assets	$346,509	$948,819	$4,935,856	$6,753,464	$1,612,551
(1) Investment shares	29,975	44,090	160,099	513,181	37,224
(2) Investments, at cost	$354,817	$751,492	$3,599,773	$7,852,286	$1,546,268

Dec. 31, 2016 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Assets
Investments, at fair value(1),(2)	$2,665,515	$308,030	$1,065,282	$4,582,947	$2,417,173
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	50	—	398	8,599	145
Receivable for share redemptions	2,186	224	757	5,378	1,892
Total assets	2,667,751	308,254	1,066,437	4,596,924	2,419,210

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,083	224	757	3,506	1,893
Contract terminations	102	—	—	1,872	—
Payable for investments purchased	50	—	398	8,599	145
Total liabilities	2,235	224	1,155	13,977	2,038
Net assets applicable to contracts in accumulation period	2,664,194	308,030	1,062,137	4,582,801	2,416,791
Net assets applicable to contracts in payment period	—	—	3,046	—	—
Net assets applicable to seed money	1,322	—	99	146	381
Total net assets	$2,665,516	$308,030	$1,065,282	$4,582,947	$2,417,172
(1) Investment shares	271,991	32,874	113,812	216,893	158,920
(2) Investments, at cost	$2,432,283	$271,872	$942,569	$3,391,677	$1,853,943

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	169

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Assets
Investments, at fair value(1),(2)	$1,062,120	$15,707,686	$3,981,030	$1,113,509	$1,127,694
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	479	36	—
Receivable for share redemptions	744	16,479	3,460	807	886
Total assets	1,062,864	15,724,165	3,984,969	1,114,352	1,128,580

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	744	11,829	3,275	807	837
Contract terminations	—	4,651	185	—	49
Payable for investments purchased	—	—	479	36	—
Total liabilities	744	16,480	3,939	843	886
Net assets applicable to contracts in accumulation period	1,062,120	15,673,862	3,980,612	1,113,431	1,127,557
Net assets applicable to contracts in payment period	—	32,799	—	—	—
Net assets applicable to seed money	—	1,024	418	78	137
Total net assets	$1,062,120	$15,707,685	$3,981,030	$1,113,509	$1,127,694
(1) Investment shares	101,347	1,497,396	297,758	542,382	52,919
(2) Investments, at cost	$718,711	$10,970,629	$4,336,591	$1,017,369	$1,022,291

Dec. 31, 2016 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Assets
Investments, at fair value(1),(2)	$18,217,663	$260,812	$1,730,992	$583,629	$18,817,076
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	34,552	—	—	75	20
Receivable for share redemptions	79,829	224	1,708	515	20,987
Total assets	18,332,044	261,036	1,732,700	584,219	18,838,083

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	15,899	223	1,433	516	16,788
Contract terminations	63,930	—	277	—	4,199
Payable for investments purchased	34,552	—	—	75	20
Total liabilities	114,381	223	1,710	591	21,007
Net assets applicable to contracts in accumulation period	17,925,280	258,774	1,730,809	583,387	18,676,772
Net assets applicable to contracts in payment period	292,232	—	—	—	139,950
Net assets applicable to seed money	151	2,039	181	241	354
Total net assets	$18,217,663	$260,813	$1,730,990	$583,628	$18,817,076
(1) Investment shares	777,868	41,597	96,596	15,167	485,351
(2) Investments, at cost	$14,587,508	$267,340	$1,560,305	$528,613	$11,416,317

See accompanying notes to financial statements.

170	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Assets
Investments, at fair value(1),(2)	$75,100	$1,375,522	$29,269,781	$464,474	$943,548
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	958	33	—
Receivable for share redemptions	68	1,154	34,980	362	850
Total assets	75,168	1,376,676	29,305,719	464,869	944,398

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	68	1,154	23,107	362	850
Contract terminations	—	—	11,874	—	—
Payable for investments purchased	—	—	958	33	—
Total liabilities	68	1,154	35,939	395	850
Net assets applicable to contracts in accumulation period	74,943	1,375,347	29,063,522	463,438	942,984
Net assets applicable to contracts in payment period	—	—	206,246	—	—
Net assets applicable to seed money	157	175	12	1,036	564
Total net assets	$75,100	$1,375,522	$29,269,780	$464,474	$943,548
(1) Investment shares	8,110	63,271	1,335,300	48,944	66,588
(2) Investments, at cost	$76,916	$1,140,268	$16,677,956	$469,553	$1,007,135

Dec. 31, 2016 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Assets
Investments, at fair value(1),(2)	$8,089,584	$302,917	$6,698,658	$4,929,339	$11,808,464
Dividends receivable	—	—	—	1	3
Accounts receivable from RiverSource Life of NY for contract purchase payments	9,535	—	9,128	—	—
Receivable for share redemptions	6,629	255	5,500	46,224	46,544
Total assets	8,105,748	303,172	6,713,286	4,975,564	11,855,011

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	6,610	255	5,272	4,428	9,526
Contract terminations	20	—	228	41,795	37,018
Payable for investments purchased	9,535	—	9,128	—	—
Total liabilities	16,165	255	14,628	46,223	46,544
Net assets applicable to contracts in accumulation period	8,045,564	302,122	6,689,386	4,907,492	11,785,654
Net assets applicable to contracts in payment period	44,007	—	9,260	—	20,813
Net assets applicable to seed money	12	795	12	21,849	2,000
Total net assets	$8,089,583	$302,917	$6,698,658	$4,929,341	$11,808,467
(1) Investment shares	568,089	35,933	789,006	4,929,339	11,808,464
(2) Investments, at cost	$7,597,506	$392,061	$8,574,851	$4,929,333	$11,807,977

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	171

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$1,171,932	$12,480,201	$1,046,319	$10,095,633	$1,442,688
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	137	276	—	440	103
Receivable for share redemptions	993	15,484	881	10,370	1,272
Total assets	1,173,062	12,495,961	1,047,200	10,106,443	1,444,063

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	993	10,132	881	7,850	1,272
Contract terminations	—	5,352	—	2,520	—
Payable for investments purchased	137	276	—	440	103
Total liabilities	1,130	15,760	881	10,810	1,375
Net assets applicable to contracts in accumulation period	1,171,043	12,431,277	1,045,363	10,072,778	1,441,957
Net assets applicable to contracts in payment period	—	48,912	—	22,844	—
Net assets applicable to seed money	889	12	956	11	731
Total net assets	$1,171,932	$12,480,201	$1,046,319	$10,095,633	$1,442,688
(1) Investment shares	173,877	1,840,738	139,138	1,328,373	139,931
(2) Investments, at cost	$1,190,061	$12,357,993	$1,222,957	$11,656,500	$1,465,584

Dec. 31, 2016 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
Assets
Investments, at fair value(1),(2)	$26,087,453	$692,151	$4,293,725	$13,709,813	$2,474,768
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	11,490	—	225	1,242	163
Receivable for share redemptions	28,631	604	34,139	11,299	2,003
Total assets	26,127,574	692,755	4,328,089	13,722,354	2,476,934

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	20,496	604	3,108	10,553	2,002
Contract terminations	8,135	—	31,032	747	3
Payable for investments purchased	11,490	—	225	1,242	163
Total liabilities	40,121	604	34,365	12,542	2,168
Net assets applicable to contracts in accumulation period	25,969,723	691,963	4,293,582	13,709,640	2,473,721
Net assets applicable to contracts in payment period	117,718	—	—	—	—
Net assets applicable to seed money	12	188	142	172	1,045
Total net assets	$26,087,453	$692,151	$4,293,724	$13,709,812	$2,474,766
(1) Investment shares	2,518,094	53,822	330,541	808,362	262,436
(2) Investments, at cost	$26,480,254	$632,632	$2,767,514	$10,200,697	$2,556,164

See accompanying notes to financial statements.

172	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$802,219	$32,626,512	$67,847,426	$424,755,547	$818,094,595
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	233,693	132,321
Receivable for share redemptions	644	123,675	68,778	430,833	1,040,884
Total assets	802,863	32,750,187	67,916,204	425,420,073	819,267,800

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	644	28,748	59,068	347,198	693,125
Contract terminations	—	94,926	9,710	83,633	347,759
Payable for investments purchased	—	—	—	233,693	132,321
Total liabilities	644	123,674	68,778	664,524	1,173,205
Net assets applicable to contracts in accumulation period	801,157	32,626,392	67,847,290	424,755,461	818,094,533
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,062	121	136	88	62
Total net assets	$802,219	$32,626,513	$67,847,426	$424,755,549	$818,094,595
(1) Investment shares	81,032	3,026,578	6,123,414	36,397,219	65,922,208
(2) Investments, at cost	$817,890	$32,217,549	$66,076,219	$410,031,329	$755,337,800

Dec. 31, 2016 (continued)	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$258,398	$3,460,758	$654,183	$2,912,990	$562,246
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	383	243	—	—
Receivable for share redemptions	236	3,269	529	5,893	485
Total assets	258,634	3,464,410	654,955	2,918,883	562,731

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	236	3,185	529	2,179	485
Contract terminations	—	84	—	3,714	—
Payable for investments purchased	—	383	243	—	—
Total liabilities	236	3,652	772	5,893	485
Net assets applicable to contracts in accumulation period	258,219	3,434,177	653,979	2,912,959	561,169
Net assets applicable to contracts in payment period	—	26,245	—	—	—
Net assets applicable to seed money	179	336	204	31	1,077
Total net assets	$258,398	$3,460,758	$654,183	$2,912,990	$562,246
(1) Investment shares	12,519	166,383	33,157	146,602	44,908
(2) Investments, at cost	$244,702	$2,160,003	$550,823	$1,765,592	$581,588

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	173

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$5,037,847	$211,710	$966,849	$329,670	$2,069,560
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,520	162	—	—	—
Receivable for share redemptions	5,118	194	1,000	289	1,787
Total assets	5,044,485	212,066	967,849	329,959	2,071,347

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4,445	194	720	290	1,507
Contract terminations	674	—	280	—	281
Payable for investments purchased	1,520	162	—	—	—
Total liabilities	6,639	356	1,000	290	1,788
Net assets applicable to contracts in accumulation period	4,999,172	211,474	966,424	329,446	2,067,183
Net assets applicable to contracts in payment period	38,561	—	—	—	2,051
Net assets applicable to seed money	113	236	425	223	325
Total net assets	$5,037,846	$211,710	$966,849	$329,669	$2,069,559
(1) Investment shares	401,102	10,465	47,441	15,477	96,348
(2) Investments, at cost	$4,894,882	$167,467	$629,443	$264,771	$1,261,179

Dec. 31, 2016 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Flex Conserv Gro, Cl 2	Col VP US Flex Gro, Cl 2	Col VP US Flex Mod Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$876,627	$481,258	$204,383	$7,129,948	$5,024,992
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	616,678	—
Receivable for share redemptions	699	422	94	4,191	3,324
Total assets	877,326	481,680	204,477	7,750,817	5,028,316

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	700	419	95	4,191	3,325
Contract terminations	—	3	—	—	—
Payable for investments purchased	—	—	—	616,678	—
Total liabilities	700	422	95	620,869	3,325
Net assets applicable to contracts in accumulation period	875,672	481,058	204,202	7,129,777	5,024,811
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	954	200	180	171	180
Total net assets	$876,626	$481,258	$204,382	$7,129,948	$5,024,991
(1) Investment shares	218,066	23,522	20,296	688,884	492,164
(2) Investments, at cost	$1,129,319	$381,996	$205,303	$7,138,118	$5,026,999

See accompanying notes to financial statements.

174	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv
Assets
Investments, at fair value(1),(2)	$437,396	$4,496,627	$896,112	$661,334	$133,411
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	416	645	624	186
Receivable for share redemptions	362	6,801	793	563	101
Total assets	437,758	4,503,844	897,550	662,521	133,698

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	362	3,304	652	563	101
Contract terminations	—	3,497	140	—	—
Payable for investments purchased	—	416	645	624	186
Total liabilities	362	7,217	1,437	1,187	287
Net assets applicable to contracts in accumulation period	436,446	4,476,621	896,113	660,522	133,334
Net assets applicable to contracts in payment period	—	19,995	—	—	—
Net assets applicable to seed money	950	11	—	812	77
Total net assets	$437,396	$4,496,627	$896,113	$661,334	$133,411
(1) Investment shares	42,466	435,720	204,592	51,029	7,932
(2) Investments, at cost	$443,077	$4,501,126	$1,548,426	$690,871	$138,743

Dec. 31, 2016 (continued)	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl
Assets
Investments, at fair value(1),(2)	$7,874,384	$25,245,711	$1,129,297	$8,388,814	$2,209,696
Dividends receivable	21,910	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	264	2,955	—	—	100
Receivable for share redemptions	7,030	20,172	798	7,513	1,582
Total assets	7,903,588	25,268,838	1,130,095	8,396,327	2,211,378

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	6,059	19,704	799	6,113	1,582
Contract terminations	971	468	—	1,400	—
Payable for investments purchased	22,174	2,955	—	—	100
Total liabilities	29,204	23,127	799	7,513	1,682
Net assets applicable to contracts in accumulation period	7,866,891	25,204,265	1,129,296	8,340,285	2,209,696
Net assets applicable to contracts in payment period	7,493	40,271	—	48,242	—
Net assets applicable to seed money	—	1,175	—	287	—
Total net assets	$7,874,384	$25,245,711	$1,129,296	$8,388,814	$2,209,696
(1) Investment shares	850,365	777,988	56,493	424,965	65,570
(2) Investments, at cost	$7,883,733	$21,867,130	$812,100	$6,104,531	$1,844,153

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	175

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Assets
Investments, at fair value(1),(2)	$23,039,262	$258,816	$3,261,452	$1,887,825	$5,578,853
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	94	—	910	327	3,058
Receivable for share redemptions	24,752	184	2,378	1,515	4,049
Total assets	23,064,108	259,000	3,264,740	1,889,667	5,585,960

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	17,015	184	2,378	1,512	4,040
Contract terminations	7,737	—	—	3	8
Payable for investments purchased	94	—	910	327	3,058
Total liabilities	24,846	184	3,288	1,842	7,106
Net assets applicable to contracts in accumulation period	23,014,580	258,816	3,260,046	1,886,985	5,525,580
Net assets applicable to contracts in payment period	23,524	—	1,333	—	53,274
Net assets applicable to seed money	1,158	—	73	840	—
Total net assets	$23,039,262	$258,816	$3,261,452	$1,887,825	$5,578,854
(1) Investment shares	697,525	14,589	184,785	171,933	361,793
(2) Investments, at cost	$20,517,257	$255,802	$3,256,240	$1,926,622	$6,060,991

Dec. 31, 2016 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
Assets
Investments, at fair value(1),(2)	$1,641,879	$10,537,428	$8,242,370	$1,448,558	$8,606,024
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1,117	6,876	1	—
Receivable for share redemptions	1,916	13,188	10,353	1,975	8,569
Total assets	1,643,795	10,551,733	8,259,599	1,450,534	8,614,593

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,358	8,194	6,282	1,218	6,153
Contract terminations	559	4,995	4,071	756	2,416
Payable for investments purchased	—	1,117	6,876	1	—
Total liabilities	1,917	14,306	17,229	1,975	8,569
Net assets applicable to contracts in accumulation period	1,641,054	10,536,455	8,241,246	1,447,648	8,563,720
Net assets applicable to contracts in payment period	—	—	—	—	42,304
Net assets applicable to seed money	824	972	1,124	911	—
Total net assets	$1,641,878	$10,537,427	$8,242,370	$1,448,559	$8,606,024
(1) Investment shares	106,754	524,772	425,742	89,142	530,254
(2) Investments, at cost	$1,669,435	$9,502,389	$7,258,605	$1,550,009	$8,029,107

See accompanying notes to financial statements.

176	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Assets
Investments, at fair value(1),(2)	$118,685	$362,156	$5,128,413	$251,563	$2,377,351
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	7	—	64	100	1,430
Receivable for share redemptions	115	274	5,219	182	1,830
Total assets	118,807	362,430	5,133,696	251,845	2,380,611

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	117	273	3,742	182	1,772
Contract terminations	—	—	1,477	—	58
Payable for investments purchased	7	—	64	100	1,430
Total liabilities	124	273	5,283	282	3,260
Net assets applicable to contracts in accumulation period	117,539	362,157	5,128,020	251,563	2,375,272
Net assets applicable to contracts in payment period	—	—	393	—	1,385
Net assets applicable to seed money	1,144	—	—	—	694
Total net assets	$118,683	$362,157	$5,128,413	$251,563	$2,377,351
(1) Investment shares	13,071	26,262	290,562	4,695	45,753
(2) Investments, at cost	$125,071	$313,800	$3,941,473	$199,788	$1,787,664

Dec. 31, 2016 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II
Assets
Investments, at fair value(1),(2)	$671,956	$6,567,353	$6,795,806	$1,379,692	$1,371,061
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	24	—	—	—	11,475
Receivable for share redemptions	567	14,467	7,057	1,078	1,056
Total assets	672,547	6,581,820	6,802,863	1,380,770	1,383,592

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	552	4,860	6,993	992	1,056
Contract terminations	13	9,607	64	86	—
Payable for investments purchased	24	—	—	—	11,475
Total liabilities	589	14,467	7,057	1,078	12,531
Net assets applicable to contracts in accumulation period	671,005	6,567,174	6,665,814	1,379,692	1,371,061
Net assets applicable to contracts in payment period	—	—	129,992	—	—
Net assets applicable to seed money	953	179	—	—	—
Total net assets	$671,958	$6,567,353	$6,795,806	$1,379,692	$1,371,061
(1) Investment shares	59,889	352,704	196,524	52,301	52,271
(2) Investments, at cost	$673,852	$4,731,267	$5,147,963	$1,030,948	$998,576

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	177

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
Assets
Investments, at fair value(1),(2)	$2,313,646	$4,279,894	$652,763	$825,717	$1,031,754
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	808	2,225	732	82	—
Receivable for share redemptions	1,738	3,205	456	654	6,005
Total assets	2,316,192	4,285,324	653,951	826,453	1,037,759

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,737	3,205	456	654	725
Contract terminations	—	—	—	—	5,280
Payable for investments purchased	808	2,225	732	82	—
Total liabilities	2,545	5,430	1,188	736	6,005
Net assets applicable to contracts in accumulation period	2,289,527	4,242,198	652,546	825,526	1,031,754
Net assets applicable to contracts in payment period	24,120	37,696	—	—	—
Net assets applicable to seed money	—	—	217	191	—
Total net assets	$2,313,647	$4,279,894	$652,763	$825,717	$1,031,754
(1) Investment shares	100,288	131,933	133,489	170,956	57,672
(2) Investments, at cost	$2,406,116	$3,997,437	$624,305	$760,836	$927,075

Dec. 31, 2016 (continued)	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
Assets
Investments, at fair value(1),(2)	$567,252	$780,476	$930,929	$185,145	$746,045
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	181	—	—
Receivable for share redemptions	479	584	761	168	512
Total assets	567,731	781,060	931,871	185,313	746,557

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	479	584	761	168	512
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	181	—	—
Total liabilities	479	584	942	168	512
Net assets applicable to contracts in accumulation period	566,685	780,476	929,957	183,665	746,045
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	567	—	972	1,480	—
Total net assets	$567,252	$780,476	$930,929	$185,145	$746,045
(1) Investment shares	70,519	13,883	73,708	16,650	87,873
(2) Investments, at cost	$771,929	$533,705	$956,664	$197,369	$505,237
See accompanying notes to financial statements.

178	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Assets
Investments, at fair value(1),(2)	$3,444,016	$1,286,803	$534,018	$3,398,055	$1,596,973
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,086	1,182	112	1,097	29
Receivable for share redemptions	2,606	908	427	3,941	1,085
Total assets	3,447,708	1,288,893	534,557	3,403,093	1,598,087

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,606	908	427	2,517	1,085
Contract terminations	—	—	—	1,424	—
Payable for investments purchased	1,086	1,182	112	1,097	29
Total liabilities	3,692	2,090	539	5,038	1,114
Net assets applicable to contracts in accumulation period	3,442,323	1,286,803	532,850	3,398,055	1,596,973
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,693	—	1,168	—	—
Total net assets	$3,444,016	$1,286,803	$534,018	$3,398,055	$1,596,973
(1) Investment shares	121,654	53,909	45,179	223,409	106,394
(2) Investments, at cost	$3,091,505	$1,891,205	$544,923	$3,856,535	$1,569,801

Dec. 31, 2016 (continued)	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S	NB AMT Intl Eq, Cl S
Assets
Investments, at fair value(1),(2)	$6,062,215	$2,296,508	$1,199,262	$95,237	$1,125,164
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,128	1,220	10,053	—	972
Receivable for share redemptions	8,482	1,685	930	79	826
Total assets	6,071,825	2,299,413	1,210,245	95,316	1,126,962

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4,739	1,684	929	79	825
Contract terminations	3,743	—	1	—	—
Payable for investments purchased	1,128	1,220	10,053	—	972
Total liabilities	9,610	2,904	10,983	79	1,797
Net assets applicable to contracts in accumulation period	6,050,196	2,296,509	1,198,414	93,889	1,125,058
Net assets applicable to contracts in payment period	10,895	—	—	—	—
Net assets applicable to seed money	1,124	—	848	1,348	107
Total net assets	$6,062,215	$2,296,509	$1,199,262	$95,237	$1,125,165
(1) Investment shares	229,891	221,671	140,265	10,263	103,989
(2) Investments, at cost	$6,186,033	$2,032,962	$1,552,550	$97,071	$1,083,353

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	179

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
Assets
Investments, at fair value(1),(2)	$709,357	$876,665	$5,316,659	$16,909,877	$3,666,710
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	111	2,765	71
Receivable for share redemptions	592	1,046	9,219	15,154	10,373
Total assets	709,949	877,711	5,325,989	16,927,796	3,677,154

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	592	696	4,260	13,060	2,870
Contract terminations	—	351	4,958	2,096	7,504
Payable for investments purchased	—	—	111	2,765	71
Total liabilities	592	1,047	9,329	17,921	10,445
Net assets applicable to contracts in accumulation period	707,682	876,449	5,315,333	16,888,314	3,664,933
Net assets applicable to contracts in payment period	—	—	—	20,818	—
Net assets applicable to seed money	1,675	215	1,327	743	1,776
Total net assets	$709,357	$876,664	$5,316,660	$16,909,875	$3,666,709
(1) Investment shares	31,304	68,117	153,483	3,335,281	154,388
(2) Investments, at cost	$557,423	$766,046	$5,054,669	$17,729,254	$3,248,910

Dec. 31, 2016 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Assets
Investments, at fair value(1),(2)	$6,686,308	$69,052	$708,858	$1,435,489	$616,341
Dividends receivable	—	—	1,149	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	641	—	1,491	154	211
Receivable for share redemptions	7,101	65	1,220	4,237	421
Total assets	6,694,050	69,117	712,718	1,439,880	616,973

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,233	65	621	1,033	421
Contract terminations	1,869	—	600	3,204	—
Payable for investments purchased	641	—	2,639	154	211
Total liabilities	7,743	65	3,860	4,391	632
Net assets applicable to contracts in accumulation period	6,685,608	67,731	675,576	1,435,489	612,260
Net assets applicable to contracts in payment period	—	—	—	—	3,968
Net assets applicable to seed money	699	1,321	33,282	—	113
Total net assets	$6,686,307	$69,052	$708,858	$1,435,489	$616,341
(1) Investment shares	660,702	5,978	66,622	91,549	49,987
(2) Investments, at cost	$7,206,243	$72,613	$734,565	$1,351,084	$641,394

See accompanying notes to financial statements.

180	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S
Assets
Investments, at fair value(1),(2)	$5,145,689	$682,899	$368,726	$778,245	$360,308
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	151	—	—	1,005
Receivable for share redemptions	5,389	454	263	557	316
Total assets	5,151,078	683,504	368,989	778,802	361,629

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,295	455	262	557	316
Contract terminations	95	—	—	—	—
Payable for investments purchased	—	151	—	—	1,005
Total liabilities	5,390	606	262	557	1,321
Net assets applicable to contracts in accumulation period	5,142,346	682,610	368,727	778,245	358,859
Net assets applicable to contracts in payment period	3,342	—	—	—	—
Net assets applicable to seed money	—	288	—	—	1,449
Total net assets	$5,145,688	$682,898	$368,727	$778,245	$360,308
(1) Investment shares	154,525	20,897	33,189	47,425	50,676
(2) Investments, at cost	$3,916,030	$464,837	$327,791	$810,226	$357,753

Dec. 31, 2016 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2
Assets
Investments, at fair value(1),(2)	$50,684,590	$55,434,097	$504,176	$451,547	$698,680
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	73	—	50	—	—
Receivable for share redemptions	40,737	45,620	460	377	592
Total assets	50,725,400	55,479,717	504,686	451,924	699,272

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	39,915	42,152	459	378	591
Contract terminations	821	3,468	—	—	—
Payable for investments purchased	73	—	50	—	—
Total liabilities	40,809	45,620	509	378	591
Net assets applicable to contracts in accumulation period	50,684,482	55,434,086	503,295	450,574	697,676
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	109	11	882	972	1,005
Total net assets	$50,684,591	$55,434,097	$504,177	$451,546	$698,681
(1) Investment shares	3,042,292	3,321,396	46,212	57,595	129,146
(2) Investments, at cost	$39,202,345	$37,912,624	$503,746	$548,872	$867,673

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	181

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	VP BR Gl Infl Prot Sec, Cl 3	VP CenterSquare Real Est, Cl 2	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4
Assets
Investments, at fair value(1),(2)	$7,365,103	$870,346	$822,652	$41,640,692	$56,481,593
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	2,311	11,622	149	962	—
Receivable for share redemptions	5,635	771	715	111,097	46,926
Total assets	7,373,049	882,739	823,516	41,752,751	56,528,519

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,553	770	715	36,298	46,254
Contract terminations	82	2	—	74,800	672
Payable for investments purchased	2,311	11,622	149	962	—
Total liabilities	7,946	12,394	864	112,060	46,926
Net assets applicable to contracts in accumulation period	7,365,011	869,556	821,684	41,640,593	56,481,510
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	92	789	968	98	83
Total net assets	$7,365,103	$870,345	$822,652	$41,640,691	$56,481,593
(1) Investment shares	1,341,549	101,914	167,888	3,217,982	4,364,884
(2) Investments, at cost	$9,824,340	$1,023,686	$1,343,021	$37,192,508	$48,925,994

Dec. 31, 2016 (continued)	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2	VP Ptnrs Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2	VP Lazard Intl Eq Adv, Cl 2
Assets
Investments, at fair value(1),(2)	$614,874	$1,583,404	$536,745	$567,120	$399,326
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	11,150	—	—	163
Receivable for share redemptions	516	1,464	477	482	318
Total assets	615,390	1,596,018	537,222	567,602	399,807

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	517	1,375	477	482	318
Contract terminations	—	89	—	—	—
Payable for investments purchased	—	11,150	—	—	163
Total liabilities	517	12,614	477	482	481
Net assets applicable to contracts in accumulation period	613,974	1,578,122	535,947	566,968	398,104
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	899	5,282	798	152	1,222
Total net assets	$614,873	$1,583,404	$536,745	$567,120	$399,326
(1) Investment shares	65,903	208,069	49,837	30,295	40,831
(2) Investments, at cost	$657,159	$1,779,463	$541,914	$508,180	$401,094

See accompanying notes to financial statements.

182	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	VP Loomis Sayles Gro, Cl 1	VP Loomis Sayles Gro, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP MFS Val, Cl 2
Assets
Investments, at fair value(1),(2)	$7,793,582	$295,975	$298,695	$2,237,647	$2,055,251
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	6,939	—	—	—	—
Receivable for share redemptions	5,879	269	270	3,675	1,790
Total assets	7,806,400	296,244	298,965	2,241,322	2,057,041

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,876	268	271	1,665	1,789
Contract terminations	4	—	—	2,010	—
Payable for investments purchased	6,939	—	—	—	—
Total liabilities	12,819	268	271	3,675	1,789
Net assets applicable to contracts in accumulation period	7,793,581	295,709	298,518	2,237,609	2,055,064
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	267	176	38	188
Total net assets	$7,793,581	$295,976	$298,694	$2,237,647	$2,055,252
(1) Investment shares	355,061	13,703	17,833	132,641	98,432
(2) Investments, at cost	$7,399,722	$251,645	$222,178	$1,263,620	$1,779,556

Dec. 31, 2016 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$429,559,071	$649,225,007	$210,345,203	$219,222,868	$89,340,666
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,090	74,313	4,310	57	—
Receivable for share redemptions	969,182	627,130	177,107	370,723	76,494
Total assets	430,529,343	649,926,450	210,526,620	219,593,648	89,417,160

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	362,042	507,476	169,244	166,826	76,201
Contract terminations	607,141	119,654	7,863	203,897	293
Payable for investments purchased	1,090	74,313	4,310	57	—
Total liabilities	970,273	701,443	181,417	370,780	76,494
Net assets applicable to contracts in accumulation period	429,389,574	649,224,996	210,301,918	219,222,857	89,149,317
Net assets applicable to contracts in payment period	169,428	—	43,217	—	191,307
Net assets applicable to seed money	68	11	68	11	42
Total net assets	$429,559,070	$649,225,007	$210,345,203	$219,222,868	$89,340,666
(1) Investment shares	28,829,468	43,513,740	13,321,419	13,866,089	6,432,013
(2) Investments, at cost	$346,838,478	$466,293,206	$165,303,235	$152,452,178	$74,821,104

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	183

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	VP Mod Conserv, Cl 4	VP MS Adv, Cl 2	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP LA Capital Lg Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$125,661,966	$281,517	$53,833	$94,507	$203,882
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	114	—	—	—	—
Receivable for share redemptions	196,935	243	55	87	193
Total assets	125,859,015	281,760	53,888	94,594	204,075

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	99,720	239	56	86	193
Contract terminations	97,215	3	—	—	—
Payable for investments purchased	114	—	—	—	—
Total liabilities	197,049	242	56	86	193
Net assets applicable to contracts in accumulation period	125,661,943	281,317	52,421	93,130	203,674
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	23	201	1,411	1,378	208
Total net assets	$125,661,966	$281,518	$53,832	$94,508	$203,882
(1) Investment shares	9,027,440	13,957	5,373	9,753	10,240
(2) Investments, at cost	$96,852,401	$208,836	$53,545	$96,642	$184,187

Dec. 31, 2016 (continued)	VP Oppen Intl Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$1,727,732	$428,884	$403,766	$5,677,469	$375,916
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	124	—	—	—	46
Receivable for share redemptions	1,442	377	411	17,003	321
Total assets	1,729,298	429,261	404,177	5,694,472	376,283

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,442	379	309	4,124	321
Contract terminations	—	—	102	12,880	—
Payable for investments purchased	124	—	—	—	46
Total liabilities	1,566	379	411	17,004	367
Net assets applicable to contracts in accumulation period	1,726,861	428,708	403,548	5,677,441	374,911
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	871	174	218	27	1,005
Total net assets	$1,727,732	$428,882	$403,766	$5,677,468	$375,916
(1) Investment shares	162,076	23,604	15,705	219,123	38,125
(2) Investments, at cost	$1,916,799	$396,761	$317,789	$3,055,994	$429,052

See accompanying notes to financial statements.

184	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	VP T. Rowe Price Lg Cap Val, Cl 2	VP TCW Core Plus Bond, Cl 2	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
Assets
Investments, at fair value(1),(2)	$587,757	$312,480	$755,849	$973,839	$2,965,516
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	50	—	—
Receivable for share redemptions	484	286	689	1,016	2,429
Total assets	588,241	312,766	756,588	974,855	2,967,945

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	485	285	689	744	2,378
Contract terminations	—	—	—	271	51
Payable for investments purchased	—	—	50	—	—
Total liabilities	485	285	739	1,015	2,429
Net assets applicable to contracts in accumulation period	587,547	311,631	755,650	966,022	2,964,611
Net assets applicable to contracts in payment period	—	—	—	7,514	—
Net assets applicable to seed money	209	850	199	304	905
Total net assets	$587,756	$312,481	$755,849	$973,840	$2,965,516
(1) Investment shares	30,454	29,931	33,864	43,263	295,370
(2) Investments, at cost	$485,067	$312,951	$581,324	$664,353	$2,992,228

Dec. 31, 2016 (continued)	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2
Assets
Investments, at fair value(1),(2)	$9,709,635	$16,317,925	$1,979,013	$2,051,417	$2,881,200
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	8,341	241	30	—	137
Receivable for share redemptions	7,106	16,283	1,384	2,029	16,068
Total assets	9,725,082	16,334,449	1,980,427	2,053,446	2,897,405

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	7,106	11,925	1,353	1,525	2,123
Contract terminations	—	4,358	31	504	13,944
Payable for investments purchased	8,341	241	30	—	137
Total liabilities	15,447	16,524	1,414	2,029	16,204
Net assets applicable to contracts in accumulation period	9,699,157	16,293,820	1,979,013	2,032,907	2,809,028
Net assets applicable to contracts in payment period	10,467	24,094	—	18,428	70,720
Net assets applicable to seed money	11	11	—	82	1,453
Total net assets	$9,709,635	$16,317,925	$1,979,013	$2,051,417	$2,881,201
(1) Investment shares	410,729	615,074	103,289	460,992	116,790
(2) Investments, at cost	$11,357,597	$18,084,721	$1,432,994	$2,155,998	$2,333,844

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	185

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$3,027,492	$299,709
Dividends receivable	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	449	—
Receivable for share redemptions	12,652	408
Total assets	3,040,593	300,117

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,360	242
Contract terminations	10,293	166
Payable for investments purchased	449	—
Total liabilities	13,102	408
Net assets applicable to contracts in accumulation period	3,026,381	298,547
Net assets applicable to contracts in payment period	—	—
Net assets applicable to seed money	1,110	1,162
Total net assets	$3,027,491	$299,709
(1) Investment shares	363,444	41,112
(2) Investments, at cost	$2,995,709	$321,581

See accompanying notes to financial statements.

186	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2016	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Investment income
Dividend income	$1,869	$—	$39,697	$75,525	$—
Variable account expenses	3,385	9,888	44,426	64,943	14,689
Investment income (loss) — net	(1,516)	(9,888)	(4,729)	10,582	(14,689)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	38,885	333,925	1,414,253	1,807,506	171,760
Cost of investments sold	40,172	269,386	1,051,301	2,128,932	149,378
Net realized gain (loss) on sales of investments	(1,287)	64,539	362,952	(321,426)	22,382
Distributions from capital gains	73	—	294,777	—	174,851
Net change in unrealized appreciation or depreciation of investments	10,075	(79,583)	(185,860)	158,747	(157,491)
Net gain (loss) on investments	8,861	(15,044)	471,869	(162,679)	39,742
Net increase (decrease) in net assets resulting from operations	$7,345	$(24,932)	$467,140	$(152,097)	$25,053

Year ended Dec. 31, 2016 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Investment income
Dividend income	$50,901	$3,654	$11,433	$69,192	$4,711
Variable account expenses	20,499	2,908	10,200	41,918	22,758
Investment income (loss) — net	30,402	746	1,233	27,274	(18,047)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	314,755	54,244	368,199	1,579,385	543,707
Cost of investments sold	332,314	48,091	326,156	1,260,556	398,490
Net realized gain (loss) on sales of investments	(17,559)	6,153	42,043	318,829	145,217
Distributions from capital gains	—	—	—	227,077	99,504
Net change in unrealized appreciation or depreciation of investments	733,109	(29,721)	(137,494)	310,973	(139,838)
Net gain (loss) on investments	715,550	(23,568)	(95,451)	856,879	104,883
Net increase (decrease) in net assets resulting from operations	$745,952	$(22,822)	$(94,218)	$884,153	$86,836

Year ended Dec. 31, 2016 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Investment income
Dividend income	$17,949	$237,562	$48,941	$20,294	$—
Variable account expenses	8,875	138,289	45,573	11,209	10,835
Investment income (loss) — net	9,074	99,273	3,368	9,085	(10,835)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	241,432	3,823,751	3,101,237	415,042	364,569
Cost of investments sold	179,624	2,927,814	3,515,996	367,997	351,638
Net realized gain (loss) on sales of investments	61,808	895,937	(414,759)	47,045	12,931
Distributions from capital gains	—	—	—	30,863	48,275
Net change in unrealized appreciation or depreciation of investments	114,367	1,649,801	481,494	4,104	4,211
Net gain (loss) on investments	176,175	2,545,738	66,735	82,012	65,417
Net increase (decrease) in net assets resulting from operations	$185,249	$2,645,011	$70,103	$91,097	$54,582

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	187

Statements of Operations

Year ended Dec. 31, 2016 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	166,554	1,634	13,784	5,702	207,152
Investment income (loss) — net	(166,554)	(1,634)	(13,784)	(5,702)	(207,152)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,193,521	17,876	140,098	42,273	3,690,654
Cost of investments sold	1,680,663	20,602	130,112	40,946	2,361,103
Net realized gain (loss) on sales of investments	512,858	(2,726)	9,986	1,327	1,329,551
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	467,945	18,302	106,706	41,038	84,469
Net gain (loss) on investments	980,803	15,576	116,692	42,365	1,414,020
Net increase (decrease) in net assets resulting from operations	$814,249	$13,942	$102,908	$36,663	$1,206,868

Year ended Dec. 31, 2016 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Investment income
Dividend income	$—	$—	$—	$8,619	$524
Variable account expenses	947	12,411	283,932	3,493	8,949
Investment income (loss) — net	(947)	(12,411)	(283,932)	5,126	(8,425)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	28,382	170,698	5,756,780	55,217	122,149
Cost of investments sold	29,622	148,766	3,545,487	55,742	133,477
Net realized gain (loss) on sales of investments	(1,240)	21,932	2,211,293	(525)	(11,328)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(984)	127,691	1,516,495	22,694	43,800
Net gain (loss) on investments	(2,224)	149,623	3,727,788	22,169	32,472
Net increase (decrease) in net assets resulting from operations	$(3,171)	$137,212	$3,443,856	$27,295	$24,047

Year ended Dec. 31, 2016 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Investment income
Dividend income	$9,099	$—	$—	$503	$1,285
Variable account expenses	85,541	3,145	73,990	50,149	125,102
Investment income (loss) — net	(76,442)	(3,145)	(73,990)	(49,646)	(123,817)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,896,836	31,304	2,050,886	2,182,981	6,776,967
Cost of investments sold	1,833,177	38,274	2,479,242	2,182,980	6,776,844
Net realized gain (loss) on sales of investments	63,659	(6,970)	(428,356)	1	123
Distributions from capital gains	—	8,760	208,538	—	—
Net change in unrealized appreciation or depreciation of investments	375,242	(7,288)	194,223	1	(122)
Net gain (loss) on investments	438,901	(5,498)	(25,595)	2	1
Net increase (decrease) in net assets resulting from operations	$362,459	$(8,643)	$(99,585)	$(49,644)	$(123,816)

See accompanying notes to financial statements.

188	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2016 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Investment income
Dividend income	$52,516	$769,071	$105,704	$1,126,239	$19,163
Variable account expenses	9,337	126,682	23,340	85,249	14,011
Investment income (loss) — net	43,179	642,389	82,364	1,040,990	5,152

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	79,453	3,015,067	4,419,382	1,956,392	76,475
Cost of investments sold	82,776	3,024,065	4,852,107	2,269,899	77,245
Net realized gain (loss) on sales of investments	(3,323)	(8,998)	(432,725)	(313,507)	(770)
Distributions from capital gains	—	—	45,212	475,733	759
Net change in unrealized appreciation or depreciation of investments	45,960	665,774	585,761	(412,264)	28,479
Net gain (loss) on investments	42,637	656,776	198,248	(250,038)	28,468
Net increase (decrease) in net assets resulting from operations	$85,816	$1,299,165	$280,612	$790,952	$33,620

Year ended Dec. 31, 2016 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
Investment income
Dividend income	$461,761	$—	$—	$—	$67,879
Variable account expenses	266,429	6,845	42,080	106,060	19,546
Investment income (loss) — net	195,332	(6,845)	(42,080)	(106,060)	48,333

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,251,027	63,382	1,401,099	1,964,416	351,275
Cost of investments sold	6,314,014	61,006	913,936	1,489,305	371,766
Net realized gain (loss) on sales of investments	(62,987)	2,376	487,163	475,111	(20,491)
Distributions from capital gains	16,882	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	865,706	4,113	(448,242)	812,209	42,856
Net gain (loss) on investments	819,601	6,489	38,921	1,287,320	22,365
Net increase (decrease) in net assets resulting from operations	$1,014,933	$(356)	$(3,159)	$1,181,260	$70,698

Year ended Dec. 31, 2016 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
Investment income
Dividend income	$11,608	$—	$—	$—	$—
Variable account expenses	6,683	283,397	620,115	3,961,838	8,028,777
Investment income (loss) — net	4,925	(283,397)	(620,115)	(3,961,838)	(8,028,777)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	126,352	6,564,092	7,198,342	27,653,590	39,379,494
Cost of investments sold	124,406	6,444,106	7,129,449	27,153,185	36,662,297
Net realized gain (loss) on sales of investments	1,946	119,986	68,893	500,405	2,717,197
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(10,769)	443,353	1,618,444	13,520,031	23,739,446
Net gain (loss) on investments	(8,823)	563,339	1,687,337	14,020,436	26,456,643
Net increase (decrease) in net assets resulting from operations	$(3,898)	$279,942	$1,067,222	$10,058,598	$18,427,866

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	189

Statements of Operations

Year ended Dec. 31, 2016 (continued)	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$6,928
Variable account expenses	2,466	40,445	5,676	28,360	4,888
Investment income (loss) — net	(2,466)	(40,445)	(5,676)	(28,360)	2,040

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	32,732	700,719	103,961	945,823	97,455
Cost of investments sold	33,120	455,594	100,567	622,522	103,087
Net realized gain (loss) on sales of investments	(388)	245,125	3,394	323,301	(5,632)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,225	(176,562)	65,217	72,486	(24,725)
Net gain (loss) on investments	2,837	68,563	68,611	395,787	(30,357)
Net increase (decrease) in net assets resulting from operations	$371	$28,118	$62,935	$367,427	$(28,317)

Year ended Dec. 31, 2016 (continued)	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3
Investment income
Dividend income	$78,179	$—	$—	$—	$—
Variable account expenses	54,465	2,260	8,811	2,767	17,785
Investment income (loss) — net	23,714	(2,260)	(8,811)	(2,767)	(17,785)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,139,688	77,630	374,016	17,135	447,456
Cost of investments sold	1,096,212	75,248	274,952	15,480	311,130
Net realized gain (loss) on sales of investments	43,476	2,382	99,064	1,655	136,326
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(446,457)	31,239	69,808	38,309	113,487
Net gain (loss) on investments	(402,981)	33,621	168,872	39,964	249,813
Net increase (decrease) in net assets resulting from operations	$(379,267)	$31,361	$160,061	$37,197	$232,028

Year ended Dec. 31, 2016 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Flex Conserv Gro, Cl 2(1)	Col VP US Flex Gro, Cl 2(1)	Col VP US Flex Mod Gro, Cl 2(1)
Investment income
Dividend income	$67,312	$—	$—	$—	$—
Variable account expenses	6,513	4,600	94	4,865	3,617
Investment income (loss) — net	60,799	(4,600)	(94)	(4,865)	(3,617)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	27,067	155,717	95	6,375	7,325
Cost of investments sold	36,207	142,950	95	6,357	7,316
Net realized gain (loss) on sales of investments	(9,140)	12,767	—	18	9
Distributions from capital gains	35,729	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(39,866)	68,032	(920)	(8,170)	(2,007)
Net gain (loss) on investments	(13,277)	80,799	(920)	(8,152)	(1,998)
Net increase (decrease) in net assets resulting from operations	$47,522	$76,199	$(1,014)	$(13,017)	$(5,615)

(1)	For the period Nov. 14, 2016 (commencement of operations) to Dec. 31, 2016.

See accompanying notes to financial statements.

190	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2016 (continued)	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv
Investment income
Dividend income	$9,516	$128,291	$—	$15,058	$1,200
Variable account expenses	3,747	42,405	7,823	7,201	1,612
Investment income (loss) — net	5,769	85,886	(7,823)	7,857	(412)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	47,150	1,098,609	177,352	300,353	69,988
Cost of investments sold	46,620	1,079,833	335,244	317,974	72,402
Net realized gain (loss) on sales of investments	530	18,776	(157,892)	(17,621)	(2,414)
Distributions from capital gains	2,709	34,797	—	—	—
Net change in unrealized appreciation or depreciation of investments	(5,029)	(54,237)	257,666	40,905	(9,354)
Net gain (loss) on investments	(1,790)	(664)	99,774	23,284	(11,768)
Net increase (decrease) in net assets resulting from operations	$3,979	$85,222	$91,951	$31,141	$(12,180)

Year ended Dec. 31, 2016 (continued)	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl
Investment income
Dividend income	$284,578	$151,958	$17,177	$122,116	$8,963
Variable account expenses	76,999	240,401	9,449	69,990	20,150
Investment income (loss) — net	207,579	(88,443)	7,728	52,126	(11,187)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,817,608	6,059,850	231,261	1,270,959	652,342
Cost of investments sold	1,868,512	5,502,222	184,071	1,003,856	590,468
Net realized gain (loss) on sales of investments	(50,904)	557,628	47,190	267,103	61,874
Distributions from capital gains	—	2,150,102	71,957	491,823	156,335
Net change in unrealized appreciation or depreciation of investments	465,554	(1,002,086)	23,432	285,565	24,740
Net gain (loss) on investments	414,650	1,705,644	142,579	1,044,491	242,949
Net increase (decrease) in net assets resulting from operations	$622,229	$1,617,201	$150,307	$1,096,617	$231,762

Year ended Dec. 31, 2016 (continued)	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Investment income
Dividend income	$68,933	$3,635	$42,127	$63,372	$71,553
Variable account expenses	203,752	2,347	32,367	15,775	53,319
Investment income (loss) — net	(134,819)	1,288	9,760	47,597	18,234

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,939,849	74,883	993,998	230,902	1,190,353
Cost of investments sold	4,787,909	73,462	973,042	234,424	1,284,785
Net realized gain (loss) on sales of investments	151,940	1,421	20,956	(3,522)	(94,432)
Distributions from capital gains	1,492,432	460	5,861	—	—
Net change in unrealized appreciation or depreciation of investments	819,988	(21,768)	(288,641)	58,479	63,660
Net gain (loss) on investments	2,464,360	(19,887)	(261,824)	54,957	(30,772)
Net increase (decrease) in net assets resulting from operations	$2,329,541	$(18,599)	$(252,064)	$102,554	$(12,538)
See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	191

Statements of Operations

Year ended Dec. 31, 2016 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
Investment income
Dividend income	$71,274	$197,943	$60,670	$—	$111,677
Variable account expenses	14,745	94,447	69,622	14,092	75,765
Investment income (loss) — net	56,529	103,496	(8,952)	(14,092)	35,912

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	288,284	2,029,922	1,857,715	190,090	2,102,116
Cost of investments sold	327,831	1,871,437	1,767,447	213,699	2,147,917
Net realized gain (loss) on sales of investments	(39,547)	158,485	90,268	(23,609)	(45,801)
Distributions from capital gains	—	815,432	1,114,950	1,184	4,511
Net change in unrealized appreciation or depreciation of investments	152,417	348,486	728,176	66,524	1,001,346
Net gain (loss) on investments	112,870	1,322,403	1,933,394	44,099	960,056
Net increase (decrease) in net assets resulting from operations	$169,399	$1,425,899	$1,924,442	$30,007	$995,968

Year ended Dec. 31, 2016 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Investment income
Dividend income	$846	$3,785	$65,245	$—	$—
Variable account expenses	1,213	2,985	48,713	2,678	24,732
Investment income (loss) — net	(367)	800	16,532	(2,678)	(24,732)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	23,458	32,499	1,591,183	106,659	890,410
Cost of investments sold	25,136	32,583	1,238,844	75,999	633,184
Net realized gain (loss) on sales of investments	(1,678)	(84)	352,339	30,660	257,226
Distributions from capital gains	—	9,030	176,022	21,933	243,031
Net change in unrealized appreciation or depreciation of investments	1,257	57,514	(57,116)	(45,939)	(455,553)
Net gain (loss) on investments	(421)	66,460	471,245	6,654	44,704
Net increase (decrease) in net assets resulting from operations	$(788)	$67,260	$487,777	$3,976	$19,972

Year ended Dec. 31, 2016 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II
Investment income
Dividend income	$1,163	$87,215	$50,932	$16,527	$15,337
Variable account expenses	6,150	61,168	84,863	10,365	12,052
Investment income (loss) — net	(4,987)	26,047	(33,931)	6,162	3,285

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	330,267	2,140,483	820,728	240,536	344,640
Cost of investments sold	359,914	1,618,949	614,237	178,783	257,026
Net realized gain (loss) on sales of investments	(29,647)	521,534	206,491	61,753	87,614
Distributions from capital gains	—	524,305	456,519	—	—
Net change in unrealized appreciation or depreciation of investments	84,942	(110,273)	(58,587)	83,189	63,299
Net gain (loss) on investments	55,295	935,566	604,423	144,942	150,913
Net increase (decrease) in net assets resulting from operations	$50,308	$961,613	$570,492	$151,104	$154,198

See accompanying notes to financial statements.

192	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2016 (continued)	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
Investment income
Dividend income	$—	$52,513	$—	$—	$—
Variable account expenses	24,915	42,188	5,105	9,698	9,632
Investment income (loss) — net	(24,915)	10,325	(5,105)	(9,698)	(9,632)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	989,933	1,131,092	155,102	669,300	418,393
Cost of investments sold	906,400	1,032,386	138,376	578,348	393,000
Net realized gain (loss) on sales of investments	83,533	98,706	16,726	90,952	25,393
Distributions from capital gains	419,778	—	69,071	97,527	50,705
Net change in unrealized appreciation or depreciation of investments	(878,297)	(168,491)	(69,698)	(195,383)	(108,755)
Net gain (loss) on investments	(374,986)	(69,785)	16,099	(6,904)	(32,657)
Net increase (decrease) in net assets resulting from operations	$(399,901)	$(59,460)	$10,994	$(16,602)	$(42,289)

Year ended Dec. 31, 2016 (continued)	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
Investment income
Dividend income	$4,222	$200	$22,100	$2,076	$687
Variable account expenses	7,238	6,907	8,922	1,962	5,965
Investment income (loss) — net	(3,016)	(6,707)	13,178	114	(5,278)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	434,750	146,040	134,445	89,924	138,627
Cost of investments sold	609,478	100,958	135,470	95,442	96,612
Net realized gain (loss) on sales of investments	(174,728)	45,082	(1,025)	(5,518)	42,015
Distributions from capital gains	—	66,875	—	3,973	26,535
Net change in unrealized appreciation or depreciation of investments	143,644	(15,341)	(4,595)	3,742	27,041
Net gain (loss) on investments	(31,084)	96,616	(5,620)	2,197	95,591
Net increase (decrease) in net assets resulting from operations	$(34,100)	$89,909	$7,558	$2,311	$90,313

Year ended Dec. 31, 2016 (continued)	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Investment income
Dividend income	$14,178	$63,964	$1,334	$13,990	$—
Variable account expenses	34,167	11,834	4,879	32,955	13,399
Investment income (loss) — net	(19,989)	52,130	(3,545)	(18,965)	(13,399)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,046,934	351,379	53,530	1,027,654	437,107
Cost of investments sold	923,378	516,297	55,941	1,127,602	472,211
Net realized gain (loss) on sales of investments	123,556	(164,918)	(2,411)	(99,948)	(35,104)
Distributions from capital gains	236,752	44,340	1,833	423,254	77,103
Net change in unrealized appreciation or depreciation of investments	(374,926)	(70,557)	14,042	(137,005)	69,781
Net gain (loss) on investments	(14,618)	(191,135)	13,464	186,301	111,780
Net increase (decrease) in net assets resulting from operations	$(34,607)	$(139,005)	$9,919	$167,336	$98,381

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	193

Statements of Operations

Year ended Dec. 31, 2016 (continued)	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S	NB AMT Intl Eq, Cl S
Investment income
Dividend income	$237,647	$33,914	$—	$—	$7,320
Variable account expenses	62,605	22,333	12,643	1,085	11,205
Investment income (loss) — net	175,042	11,581	(12,643)	(1,085)	(3,885)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,890,517	764,392	391,342	55,582	371,498
Cost of investments sold	1,895,138	665,235	486,672	56,107	348,490
Net realized gain (loss) on sales of investments	(4,621)	99,157	(95,330)	(525)	23,008
Distributions from capital gains	150,936	—	65,798	774	6,191
Net change in unrealized appreciation or depreciation of investments	342,615	(45,764)	(103,285)	828	(56,036)
Net gain (loss) on investments	488,930	53,393	(132,817)	1,077	(26,837)
Net increase (decrease) in net assets resulting from operations	$663,972	$64,974	$(145,460)	$(8)	$(30,722)

Year ended Dec. 31, 2016 (continued)	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
Investment income
Dividend income	$3,247	$44,156	$40,165	$860,828	$7,946
Variable account expenses	6,093	8,198	50,041	172,580	30,769
Investment income (loss) — net	(2,846)	35,958	(9,876)	688,248	(22,823)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	61,077	173,479	996,010	4,629,104	657,870
Cost of investments sold	46,669	165,557	952,538	4,885,322	633,817
Net realized gain (loss) on sales of investments	14,408	7,922	43,472	(256,218)	24,053
Distributions from capital gains	23,891	—	356,113	—	122,327
Net change in unrealized appreciation or depreciation of investments	16,924	68,707	(455,096)	537,951	403,984
Net gain (loss) on investments	55,223	76,629	(55,511)	281,733	550,364
Net increase (decrease) in net assets resulting from operations	$52,377	$112,587	$(65,387)	$969,981	$527,541

Year ended Dec. 31, 2016 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Investment income
Dividend income	$173,766	$2,070	$12,873	$—	$24,599
Variable account expenses	69,688	1,042	6,857	14,438	5,723
Investment income (loss) — net	104,078	1,028	6,016	(14,438)	18,876

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,542,159	52,502	142,110	442,421	240,855
Cost of investments sold	2,853,173	53,779	146,838	390,738	260,563
Net realized gain (loss) on sales of investments	(311,014)	(1,277)	(4,728)	51,683	(19,708)
Distributions from capital gains	—	—	—	207,567	—
Net change in unrealized appreciation or depreciation of investments	1,045,254	3,065	3,057	(472,268)	(38,120)
Net gain (loss) on investments	734,240	1,788	(1,671)	(213,018)	(57,828)
Net increase (decrease) in net assets resulting from operations	$838,318	$2,816	$4,345	$(227,456)	$(38,952)

See accompanying notes to financial statements.

194	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2016 (continued)	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S
Investment income
Dividend income	$50,676	$4,773	$2,345	$6,395	$1,473
Variable account expenses	65,138	5,592	3,320	6,917	4,163
Investment income (loss) — net	(14,462)	(819)	(975)	(522)	(2,690)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	682,517	135,890	159,462	205,024	170,527
Cost of investments sold	539,492	96,551	167,778	240,154	129,262
Net realized gain (loss) on sales of investments	143,025	39,339	(8,316)	(35,130)	41,265
Distributions from capital gains	497,923	66,103	—	—	—
Net change in unrealized appreciation or depreciation of investments	(291,453)	(61,776)	66,848	111,662	75,231
Net gain (loss) on investments	349,495	43,666	58,532	76,532	116,496
Net increase (decrease) in net assets resulting from operations	$335,033	$42,847	$57,557	$76,010	$113,806

Year ended Dec. 31, 2016 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2
Investment income
Dividend income	$—	$—	$7,282	$27,442	$—
Variable account expenses	486,010	552,727	5,588	4,809	6,365
Investment income (loss) — net	(486,010)	(552,727)	1,694	22,633	(6,365)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,721,323	14,379,891	73,750	134,929	16,871
Cost of investments sold	6,872,118	10,139,819	72,419	154,589	21,252
Net realized gain (loss) on sales of investments	1,849,205	4,240,072	1,331	(19,660)	(4,381)
Distributions from capital gains	—	—	264	—	—
Net change in unrealized appreciation or depreciation of investments	991,308	(908,805)	7,077	(57,485)	50,489
Net gain (loss) on investments	2,840,513	3,331,267	8,672	(77,145)	46,108
Net increase (decrease) in net assets resulting from operations	$2,354,503	$2,778,540	$10,366	$(54,512)	$39,743

Year ended Dec. 31, 2016 (continued)	VP BR Gl Infl Prot Sec, Cl 3	VP CenterSquare Real Est, Cl 2	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4
Investment income
Dividend income	$—	$11,737	$11,024	$—	$—
Variable account expenses	73,070	8,681	8,268	427,297	557,131
Investment income (loss) — net	(73,070)	3,056	2,756	(427,297)	(557,131)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,188,792	132,264	63,864	6,239,100	11,593,966
Cost of investments sold	3,018,396	149,323	85,467	5,474,483	9,933,415
Net realized gain (loss) on sales of investments	(829,604)	(17,059)	(21,603)	764,617	1,660,551
Distributions from capital gains	—	45,060	441,008	—	—
Net change in unrealized appreciation or depreciation of investments	1,502,828	(6,407)	(439,431)	584,218	241,470
Net gain (loss) on investments	673,224	21,594	(20,026)	1,348,835	1,902,021
Net increase (decrease) in net assets resulting from operations	$600,154	$24,650	$(17,270)	$921,538	$1,344,890

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	195

Statements of Operations

Year ended Dec. 31, 2016 (continued)	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2	VP Ptnrs Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2	VP Lazard Intl Eq Adv, Cl 2
Investment income
Dividend income	$13,237	$126,475	$9,093	$—	$5,001
Variable account expenses	5,326	14,468	5,315	5,596	2,573
Investment income (loss) — net	7,911	112,007	3,778	(5,596)	2,428

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	99,363	114,608	42,701	113,322	26,841
Cost of investments sold	115,836	130,912	41,722	111,791	27,337
Net realized gain (loss) on sales of investments	(16,473)	(16,304)	979	1,531	(496)
Distributions from capital gains	2,091	—	809	—	—
Net change in unrealized appreciation or depreciation of investments	45,656	25,485	(3,403)	15,151	5,954
Net gain (loss) on investments	31,274	9,181	(1,615)	16,682	5,458
Net increase (decrease) in net assets resulting from operations	$39,185	$121,188	$2,163	$11,086	$7,886

Year ended Dec. 31, 2016 (continued)	VP Loomis Sayles Gro, Cl 1(1)	VP Loomis Sayles Gro, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP MFS Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	51,974	2,201	3,232	21,387	17,421
Investment income (loss) — net	(51,974)	(2,201)	(3,232)	(21,387)	(17,421)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,404,039	13,549	33,319	604,028	99,864
Cost of investments sold	1,322,053	9,948	28,560	361,939	87,339
Net realized gain (loss) on sales of investments	81,986	3,601	4,759	242,089	12,525
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	393,860	3,316	22,452	(28,870)	196,548
Net gain (loss) on investments	475,846	6,917	27,211	213,219	209,073
Net increase (decrease) in net assets resulting from operations	$423,872	$4,716	$23,979	$191,832	$191,652

(1) For the period April 29, 2016 (commencement of operations) to Dec. 31, 2016.

Year ended Dec. 31, 2016 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	4,375,176	6,480,012	2,093,218	2,161,724	955,116
Investment income (loss) — net	(4,375,176)	(6,480,012)	(2,093,218)	(2,161,724)	(955,116)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	42,612,994	104,271,590	30,890,551	49,455,646	16,193,385
Cost of investments sold	35,237,423	76,220,919	24,783,419	35,048,652	13,790,836
Net realized gain (loss) on sales of investments	7,375,571	28,050,671	6,107,132	14,406,994	2,402,549
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	11,712,794	2,974,001	4,890,705	(2,722,518)	1,114,831
Net gain (loss) on investments	19,088,365	31,024,672	10,997,837	11,684,476	3,517,380
Net increase (decrease) in net assets resulting from operations	$14,713,189	$24,544,660	$8,904,619	$9,522,752	$2,562,264

See accompanying notes to financial statements.

196	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2016 (continued)	VP Mod Conserv, Cl 4	VP MS Adv, Cl 2	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP LA Capital Lg Cap Gro, Cl 2
Investment income
Dividend income	$—	$—	$1,425	$2,262	$—
Variable account expenses	1,301,985	2,657	663	916	2,132
Investment income (loss) — net	(1,301,985)	(2,657)	762	1,346	(2,132)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	29,268,057	27,040	3,867	6,924	5,866
Cost of investments sold	22,654,499	20,074	3,691	6,750	5,229
Net realized gain (loss) on sales of investments	6,613,558	6,966	176	174	637
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,085,703)	(136)	2,940	1,525	1,067
Net gain (loss) on investments	5,527,855	6,830	3,116	1,699	1,704
Net increase (decrease) in net assets resulting from operations	$4,225,870	$4,173	$3,878	$3,045	$(428)

Year ended Dec. 31, 2016 (continued)	VP Oppen Intl Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2
Investment income
Dividend income	$18,630	$—	$—	$—	$8,578
Variable account expenses	16,334	3,146	2,512	48,481	4,169
Investment income (loss) — net	2,296	(3,146)	(2,512)	(48,481)	4,409

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	101,022	59,163	27,964	1,514,897	96,428
Cost of investments sold	112,494	59,635	25,668	947,132	112,836
Net realized gain (loss) on sales of investments	(11,472)	(472)	2,296	567,765	(16,408)
Distributions from capital gains	16,770	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(84,931)	24,050	66,889	701,238	(3,909)
Net gain (loss) on investments	(79,633)	23,578	69,185	1,269,003	(20,317)
Net increase (decrease) in net assets resulting from operations	$(77,337)	$20,432	$66,673	$1,220,522	$(15,908)

Year ended Dec. 31, 2016 (continued)	VP T. Rowe Price Lg Cap Val, Cl 2	VP TCW Core Plus Bond, Cl 2	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
Investment income
Dividend income	$—	$3,181	$—	$—	$16,182
Variable account expenses	4,685	3,695	5,835	7,720	23,438
Investment income (loss) — net	(4,685)	(514)	(5,835)	(7,720)	(7,256)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	17,161	105,069	69,264	143,563	209,658
Cost of investments sold	14,910	102,839	52,352	101,357	210,588
Net realized gain (loss) on sales of investments	2,251	2,230	16,912	42,206	(930)
Distributions from capital gains	—	1,375	—	—	9,363
Net change in unrealized appreciation or depreciation of investments	59,871	458	83,787	113,461	(11,759)
Net gain (loss) on investments	62,122	4,063	100,699	155,667	(3,326)
Net increase (decrease) in net assets resulting from operations	$57,437	$3,549	$94,864	$147,947	$(10,582)

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	197

Statements of Operations

Year ended Dec. 31, 2016 (continued)	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2
Investment income
Dividend income	$122,504	$—	$18,469	$62,262	$59,719
Variable account expenses	98,000	144,660	17,238	20,005	26,492
Investment income (loss) — net	24,504	(144,660)	1,231	42,257	33,227

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,858,143	4,190,358	608,767	621,617	1,048,938
Cost of investments sold	3,158,510	4,746,774	440,731	668,321	853,180
Net realized gain (loss) on sales of investments	(300,367)	(556,416)	168,036	(46,704)	195,758
Distributions from capital gains	897,844	4,519,997	56,352	168,516	296,488
Net change in unrealized appreciation or depreciation of investments	(840,514)	(1,940,987)	(93,097)	(126,239)	(237,595)
Net gain (loss) on investments	(243,037)	2,022,594	131,291	(4,427)	254,651
Net increase (decrease) in net assets resulting from operations	$(218,533)	$1,877,934	$132,522	$37,830	$287,878

Year ended Dec. 31, 2016 (continued)				WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income				$—	$16,882
Variable account expenses				27,738	2,912
Investment income (loss) — net				(27,738)	13,970

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales				595,308	78,441
Cost of investments sold				617,764	81,163
Net realized gain (loss) on sales of investments				(22,456)	(2,722)
Distributions from capital gains				283,942	—
Net change in unrealized appreciation or depreciation of investments				(65,466)	29,756
Net gain (loss) on investments				196,020	27,034
Net increase (decrease) in net assets resulting from operations				$168,282	$41,004

See accompanying notes to financial statements.

198	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Operations
Investment income (loss) — net	$(1,516)	$(9,888)	$(4,729)	$10,582	$(14,689)
Net realized gain (loss) on sales of investments	(1,287)	64,539	362,952	(321,426)	22,382
Distributions from capital gains	73	—	294,777	—	174,851
Net change in unrealized appreciation or depreciation of investments	10,075	(79,583)	(185,860)	158,747	(157,491)
Net increase (decrease) in net assets resulting from operations	7,345	(24,932)	467,140	(152,097)	25,053

Contract transactions
Contract purchase payments	41,225	10,713	41,566	145,025	71,557
Net transfers(1)	(13,379)	(114,343)	(319,756)	(343,929)	270,967
Transfers for policy loans	—	50	6,486	13,283	21
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,081)	34,472
Contract charges	(102)	(1,274)	(3,593)	(11,005)	(502)
Contract terminations:
Surrender benefits	(9,102)	(160,360)	(828,559)	(1,150,940)	(93,870)
Death benefits	—	(4,592)	(43,727)	(48,226)	—
Increase (decrease) from contract transactions	18,642	(269,806)	(1,147,583)	(1,397,873)	282,645
Net assets at beginning of year	320,522	1,243,557	5,616,299	8,303,434	1,304,853
Net assets at end of year	$346,509	$948,819	$4,935,856	$6,753,464	$1,612,551

Accumulation unit activity
Units outstanding at beginning of year	297,392	852,628	3,010,654	5,809,118	616,393
Contract purchase payments	37,799	7,522	22,046	112,347	33,476
Net transfers(1)	(11,826)	(78,930)	(176,941)	(265,558)	128,009
Transfers for policy loans	—	35	3,278	8,850	10
Contract charges	(94)	(891)	(1,897)	(7,433)	(245)
Contract terminations:
Surrender benefits	(8,684)	(113,830)	(423,938)	(739,018)	(44,134)
Death benefits	—	(3,439)	(24,959)	(43,051)	—
Units outstanding at end of year	314,587	663,095	2,408,243	4,875,255	733,509

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	199

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Operations
Investment income (loss) — net	$30,402	$746	$1,233	$27,274	$(18,047)
Net realized gain (loss) on sales of investments	(17,559)	6,153	42,043	318,829	145,217
Distributions from capital gains	—	—	—	227,077	99,504
Net change in unrealized appreciation or depreciation of investments	733,109	(29,721)	(137,494)	310,973	(139,838)
Net increase (decrease) in net assets resulting from operations	745,952	(22,822)	(94,218)	884,153	86,836

Contract transactions
Contract purchase payments	183,583	1,844	14,673	51,533	10,114
Net transfers(1)	810,803	(10,850)	(129,332)	(74,809)	229,745
Transfers for policy loans	551	333	3,103	846	181
Adjustments to net assets allocated to contracts in payment period	—	—	(166)	—	—
Contract charges	(952)	(132)	(675)	(2,673)	(2,116)
Contract terminations:
Surrender benefits	(98,400)	(27,375)	(194,611)	(861,984)	(342,884)
Death benefits	(29,146)	—	(9,741)	(5,013)	(8,533)
Increase (decrease) from contract transactions	866,439	(36,180)	(316,749)	(892,100)	(113,493)
Net assets at beginning of year	1,053,125	367,032	1,476,249	4,590,894	2,443,829
Net assets at end of year	$2,665,516	$308,030	$1,065,282	$4,582,947	$2,417,172

Accumulation unit activity
Units outstanding at beginning of year	1,451,084	315,236	893,555	2,380,362	1,268,591
Contract purchase payments	219,047	1,654	9,119	23,987	5,310
Net transfers(1)	1,119,921	(10,114)	(82,570)	(30,151)	116,521
Transfers for policy loans	664	299	2,016	395	93
Contract charges	(1,109)	(120)	(430)	(1,324)	(1,082)
Contract terminations:
Surrender benefits	(114,262)	(24,534)	(129,542)	(416,881)	(177,944)
Death benefits	(42,924)	—	(6,656)	(2,578)	(4,100)
Units outstanding at end of year	2,632,421	282,421	685,492	1,953,810	1,207,389

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

200	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$9,074	$99,273	$3,368	$9,085	$(10,835)
Net realized gain (loss) on sales of investments	61,808	895,937	(414,759)	47,045	12,931
Distributions from capital gains	—	—	—	30,863	48,275
Net change in unrealized appreciation or depreciation of investments	114,367	1,649,801	481,494	4,104	4,211
Net increase (decrease) in net assets resulting from operations	185,249	2,645,011	70,103	91,097	54,582

Contract transactions
Contract purchase payments	15,770	427,481	257,161	12,502	23,412
Net transfers(1)	(111,825)	(31,758)	(1,842,668)	(64,190)	(119,976)
Transfers for policy loans	1,469	10,240	377	1,175	952
Adjustments to net assets allocated to contracts in payment period	—	(1,689)	—	—	—
Contract charges	(436)	(7,443)	(2,629)	(796)	(446)
Contract terminations:
Surrender benefits	(90,838)	(2,382,051)	(709,763)	(327,432)	(175,232)
Death benefits	(1,011)	(322,180)	(31,179)	(283)	(2,186)
Increase (decrease) from contract transactions	(186,871)	(2,307,400)	(2,328,701)	(379,024)	(273,476)
Net assets at beginning of year	1,063,742	15,370,074	6,239,628	1,401,436	1,346,588
Net assets at end of year	$1,062,120	$15,707,685	$3,981,030	$1,113,509	$1,127,694

Accumulation unit activity
Units outstanding at beginning of year	377,839	7,631,098	5,408,290	962,014	758,214
Contract purchase payments	5,275	193,398	221,418	8,398	14,184
Net transfers(1)	(36,544)	(30,361)	(1,621,933)	(40,362)	(64,938)
Transfers for policy loans	479	4,104	324	784	582
Contract charges	(147)	(3,447)	(2,281)	(524)	(266)
Contract terminations:
Surrender benefits	(30,596)	(1,078,195)	(615,074)	(212,830)	(101,377)
Death benefits	(366)	(136,065)	(28,258)	(186)	(1,239)
Units outstanding at end of year	315,940	6,580,532	3,362,486	717,294	605,160

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	201

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$(166,554)	$(1,634)	$(13,784)	$(5,702)	$(207,152)
Net realized gain (loss) on sales of investments	512,858	(2,726)	9,986	1,327	1,329,551
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	467,945	18,302	106,706	41,038	84,469
Net increase (decrease) in net assets resulting from operations	814,249	13,942	102,908	36,663	1,206,868

Contract transactions
Contract purchase payments	1,630,125	103,690	266,797	58,945	184,431
Net transfers(1)	3,468,131	87,256	413,975	(9,618)	(922,288)
Transfers for policy loans	5,983	—	(749)	—	25,776
Adjustments to net assets allocated to contracts in payment period	55,191	—	—	—	14,769
Contract charges	(9,058)	(33)	(332)	(36)	(28,671)
Contract terminations:
Surrender benefits	(1,545,446)	(811)	(78,163)	(1,284)	(2,109,731)
Death benefits	(113,503)	—	—	(13,015)	(126,089)
Increase (decrease) from contract transactions	3,491,423	190,102	601,528	34,992	(2,961,803)
Net assets at beginning of year	13,911,991	56,769	1,026,554	511,973	20,572,011
Net assets at end of year	$18,217,663	$260,813	$1,730,990	$583,628	$18,817,076

Accumulation unit activity
Units outstanding at beginning of year	7,198,587	101,542	745,457	242,430	11,735,373
Contract purchase payments	899,480	175,520	193,221	28,309	110,466
Net transfers(1)	1,945,502	153,492	288,244	(3,660)	(626,789)
Transfers for policy loans	1,018	—	(502)	—	11,290
Contract charges	(4,776)	(60)	(235)	(19)	(17,413)
Contract terminations:
Surrender benefits	(806,934)	(1,415)	(54,245)	(609)	(1,302,356)
Death benefits	(55,168)	—	—	(6,648)	(63,902)
Units outstanding at end of year	9,177,709	429,079	1,171,940	259,803	9,846,669

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

202	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Operations
Investment income (loss) — net	$(947)	$(12,411)	$(283,932)	$5,126	$(8,425)
Net realized gain (loss) on sales of investments	(1,240)	21,932	2,211,293	(525)	(11,328)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(984)	127,691	1,516,495	22,694	43,800
Net increase (decrease) in net assets resulting from operations	(3,171)	137,212	3,443,856	27,295	24,047

Contract transactions
Contract purchase payments	1,892	178,553	360,149	50,868	141,240
Net transfers(1)	(7,830)	10,758	(885,011)	110,617	143,376
Transfers for policy loans	—	(2,348)	33,499	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(25,438)	—	—
Contract charges	(25)	(189)	(24,006)	(173)	(116)
Contract terminations:
Surrender benefits	(9,494)	(33,210)	(3,546,361)	(6,834)	(18,473)
Death benefits	—	(20,268)	(331,758)	(13,019)	(12,954)
Increase (decrease) from contract transactions	(15,457)	133,296	(4,418,926)	141,459	253,073
Net assets at beginning of year	93,728	1,105,014	30,244,850	295,720	666,428
Net assets at end of year	$75,100	$1,375,522	$29,269,780	$464,474	$943,548

Accumulation unit activity
Units outstanding at beginning of year	103,818	660,867	14,184,617	332,196	698,260
Contract purchase payments	2,117	99,504	156,860	53,045	141,437
Net transfers(1)	(8,996)	5,933	(394,503)	111,570	149,496
Transfers for policy loans	—	(1,529)	13,940	—	—
Contract charges	(29)	(107)	(11,420)	(180)	(120)
Contract terminations:
Surrender benefits	(10,557)	(18,853)	(1,555,815)	(7,093)	(18,898)
Death benefits	—	(12,274)	(178,477)	(14,934)	(14,460)
Units outstanding at end of year	86,353	733,541	12,215,202	474,604	955,715

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	203

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(76,442)	$(3,145)	$(73,990)	$(49,646)	$(123,817)
Net realized gain (loss) on sales of investments	63,659	(6,970)	(428,356)	1	123
Distributions from capital gains	—	8,760	208,538	—	—
Net change in unrealized appreciation or depreciation of investments	375,242	(7,288)	194,223	1	(122)
Net increase (decrease) in net assets resulting from operations	362,459	(8,643)	(99,585)	(49,644)	(123,816)

Contract transactions
Contract purchase payments	123,154	35,982	51,214	934,261	326,833
Net transfers(1)	(214,076)	(9,140)	(531,819)	648,291	217,554
Transfers for policy loans	26,247	—	3,280	—	(10,960)
Adjustments to net assets allocated to contracts in payment period	(2,258)	—	(1,082)	—	(1,387)
Contract charges	(11,481)	(58)	(12,617)	(218)	(14,423)
Contract terminations:
Surrender benefits	(948,620)	(7,389)	(1,073,558)	(183,197)	(2,354,956)
Death benefits	(24,037)	(1,986)	(136,312)	—	(117,090)
Increase (decrease) from contract transactions	(1,051,071)	17,409	(1,700,894)	1,399,137	(1,954,429)
Net assets at beginning of year	8,778,195	294,151	8,499,137	3,579,848	13,886,712
Net assets at end of year	$8,089,583	$302,917	$6,698,658	$4,929,341	$11,808,467

Accumulation unit activity
Units outstanding at beginning of year	4,708,793	307,284	5,683,201	3,747,992	13,089,843
Contract purchase payments	70,498	35,746	33,468	1,005,255	317,027
Net transfers(1)	(22,151)	(9,074)	(332,620)	664,092	151,916
Transfers for policy loans	14,421	—	2,005	—	(11,800)
Contract charges	(5,655)	(59)	(8,352)	(232)	(13,933)
Contract terminations:
Surrender benefits	(449,393)	(7,637)	(657,097)	(194,040)	(2,235,974)
Death benefits	(11,511)	(2,016)	(90,759)	—	(104,717)
Units outstanding at end of year	4,305,002	324,244	4,629,846	5,223,067	11,192,362

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

204	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Operations
Investment income (loss) — net	$43,179	$642,389	$82,364	$1,040,990	$5,152
Net realized gain (loss) on sales of investments	(3,323)	(8,998)	(432,725)	(313,507)	(770)
Distributions from capital gains	—	—	45,212	475,733	759
Net change in unrealized appreciation or depreciation of investments	45,960	665,774	585,761	(412,264)	28,479
Net increase (decrease) in net assets resulting from operations	85,816	1,299,165	280,612	790,952	33,620

Contract transactions
Contract purchase payments	391,946	93,329	88,458	72,637	370,348
Net transfers(1)	(5,945)	(455,377)	(4,195,544)	4,013,381	55,743
Transfers for policy loans	—	9,826	623	5,475	(283)
Adjustments to net assets allocated to contracts in payment period	—	(7,238)	—	(1,770)	—
Contract charges	(115)	(8,116)	(1,155)	(15,882)	(189)
Contract terminations:
Surrender benefits	(32,901)	(1,746,318)	(141,024)	(1,243,603)	(43,098)
Death benefits	—	(162,178)	(49,577)	(110,042)	—
Increase (decrease) from contract transactions	352,985	(2,276,072)	(4,298,219)	2,720,196	382,521
Net assets at beginning of year	733,131	13,457,108	5,063,926	6,584,485	1,026,547
Net assets at end of year	$1,171,932	$12,480,201	$1,046,319	$10,095,633	$1,442,688

Accumulation unit activity
Units outstanding at beginning of year	543,036	6,050,770	4,149,066	3,717,630	907,669
Contract purchase payments	271,038	43,372	66,243	39,129	317,645
Net transfers(1)	(4,247)	(204,253)	(3,337,541)	2,199,894	47,402
Transfers for policy loans	—	4,214	556	2,852	(235)
Contract charges	(85)	(3,476)	(938)	(8,412)	(160)
Contract terminations:
Surrender benefits	(22,754)	(729,504)	(123,067)	(660,021)	(36,641)
Death benefits	—	(75,461)	(37,388)	(62,071)	—
Units outstanding at end of year	786,988	5,085,662	716,931	5,229,001	1,235,680

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	205

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
Operations
Investment income (loss) — net	$195,332	$(6,845)	$(42,080)	$(106,060)	$48,333
Net realized gain (loss) on sales of investments	(62,987)	2,376	487,163	475,111	(20,491)
Distributions from capital gains	16,882	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	865,706	4,113	(448,242)	812,209	42,856
Net increase (decrease) in net assets resulting from operations	1,014,933	(356)	(3,159)	1,181,260	70,698

Contract transactions
Contract purchase payments	228,594	61,072	48,414	1,079,275	252,976
Net transfers(1)	(111,782)	12,182	(717,717)	2,742,953	732,332
Transfers for policy loans	9,706	(2,265)	8,687	(1,673)	—
Adjustments to net assets allocated to contracts in payment period	(21,118)	—	(6)	—	—
Contract charges	(40,178)	(86)	(5,022)	(4,861)	(858)
Contract terminations:
Surrender benefits	(3,412,781)	(24,035)	(477,326)	(1,129,440)	(176,295)
Death benefits	(505,363)	—	(6,647)	(380,059)	(7,563)
Increase (decrease) from contract transactions	(3,852,922)	46,868	(1,149,617)	2,306,195	800,592
Net assets at beginning of year	28,925,442	645,639	5,446,500	10,222,357	1,603,476
Net assets at end of year	$26,087,453	$692,151	$4,293,724	$13,709,812	$2,474,766

Accumulation unit activity
Units outstanding at beginning of year	17,809,440	301,694	4,927,374	6,083,927	1,573,325
Contract purchase payments	136,473	29,625	46,068	601,088	237,588
Net transfers(1)	(43,779)	5,278	(694,327)	1,510,458	702,547
Transfers for policy loans	5,439	(1,201)	8,950	(1,699)	—
Contract charges	(24,352)	(43)	(4,617)	(2,873)	(822)
Contract terminations:
Surrender benefits	(1,971,675)	(11,445)	(463,167)	(638,421)	(176,700)
Death benefits	(323,921)	—	(5,427)	(190,759)	(7,346)
Units outstanding at end of year	15,587,625	323,908	3,814,854	7,361,721	2,328,592

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

206	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
Operations
Investment income (loss) — net	$4,925	$(283,397)	$(620,115)	$(3,961,838)	$(8,028,777)
Net realized gain (loss) on sales of investments	1,946	119,986	68,893	500,405	2,717,197
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(10,769)	443,353	1,618,444	13,520,031	23,739,446
Net increase (decrease) in net assets resulting from operations	(3,898)	279,942	1,067,222	10,058,598	18,427,866

Contract transactions
Contract purchase payments	40,390	4,896,935	16,108,595	58,448,762	96,462,027
Net transfers(1)	322,353	12,057,412	6,410,622	2,445,512	5,580,145
Transfers for policy loans	110	—	—	11,201	(32,988)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(168)	(254,289)	(546,511)	(4,120,628)	(8,503,878)
Contract terminations:
Surrender benefits	(46,715)	(1,148,383)	(2,931,121)	(13,320,878)	(15,291,492)
Death benefits	—	(212,014)	(1,112,910)	(1,114,194)	(5,043,117)
Increase (decrease) from contract transactions	315,970	15,339,661	17,928,675	42,349,775	73,170,697
Net assets at beginning of year	490,147	17,006,910	48,851,529	372,347,176	726,496,032
Net assets at end of year	$802,219	$32,626,513	$67,847,426	$424,755,549	$818,094,595

Accumulation unit activity
Units outstanding at beginning of year	498,829	16,693,841	46,715,061	343,123,493	647,141,433
Contract purchase payments	39,007	4,714,273	15,203,499	52,703,735	85,345,708
Net transfers(1)	309,887	11,520,595	6,006,792	2,400,240	5,099,778
Transfers for policy loans	106	—	—	10,237	(29,769)
Contract charges	(164)	(243,395)	(514,550)	(3,768,257)	(7,476,504)
Contract terminations:
Surrender benefits	(45,424)	(1,098,986)	(2,845,946)	(12,506,341)	(13,739,395)
Death benefits	—	(200,956)	(1,043,730)	(1,019,010)	(4,457,781)
Units outstanding at end of year	802,241	31,385,372	63,521,126	380,944,097	711,883,470

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	207

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 2
Operations
Investment income (loss) — net	$(2,466)	$(40,445)	$(5,676)	$(28,360)	$2,040
Net realized gain (loss) on sales of investments	(388)	245,125	3,394	323,301	(5,632)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,225	(176,562)	65,217	72,486	(24,725)
Net increase (decrease) in net assets resulting from operations	371	28,118	62,935	367,427	(28,317)

Contract transactions
Contract purchase payments	78,854	41,528	120,801	43,067	62,867
Net transfers(1)	(8,677)	(155,589)	(40,313)	(431,593)	268,387
Transfers for policy loans	—	7,372	—	(8,894)	—
Adjustments to net assets allocated to contracts in payment period	—	(4,677)	—	—	—
Contract charges	(58)	(2,079)	(79)	(2,635)	(58)
Contract terminations:
Surrender benefits	(6,525)	(389,743)	(24,959)	(414,344)	(17,817)
Death benefits	(13,373)	(1,806)	(21,044)	(29,399)	—
Increase (decrease) from contract transactions	50,221	(504,994)	34,406	(843,798)	313,379
Net assets at beginning of year	207,806	3,937,634	556,842	3,389,361	277,184
Net assets at end of year	$258,398	$3,460,758	$654,183	$2,912,990	$562,246

Accumulation unit activity
Units outstanding at beginning of year	124,393	2,309,307	293,935	1,743,271	202,626
Contract purchase payments	47,568	24,574	58,790	22,571	50,382
Net transfers(1)	(5,350)	(88,383)	(21,725)	(212,397)	205,898
Transfers for policy loans	—	4,640	—	(3,817)	—
Contract charges	(36)	(1,228)	(43)	(1,317)	(46)
Contract terminations:
Surrender benefits	(3,862)	(224,429)	(12,614)	(200,840)	(14,115)
Death benefits	(9,036)	(986)	(11,977)	(15,055)	—
Units outstanding at end of year	153,677	2,023,495	306,366	1,332,416	444,745

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

208	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$23,714	$(2,260)	$(8,811)	$(2,767)	$(17,785)
Net realized gain (loss) on sales of investments	43,476	2,382	99,064	1,655	136,326
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(446,457)	31,239	69,808	38,309	113,487
Net increase (decrease) in net assets resulting from operations	(379,267)	31,361	160,061	37,197	232,028

Contract transactions
Contract purchase payments	82,097	19,040	7,858	98,968	16,534
Net transfers(1)	1,237,285	(48,652)	(114,144)	10,294	(187,989)
Transfers for policy loans	1,364	—	701	—	1,116
Adjustments to net assets allocated to contracts in payment period	2,468	—	—	—	(1,039)
Contract charges	(3,434)	(36)	(437)	(31)	(1,377)
Contract terminations:
Surrender benefits	(669,035)	(1,608)	(104,705)	(4,797)	(181,856)
Death benefits	(15,228)	(22,704)	(56,558)	—	(6,058)
Increase (decrease) from contract transactions	635,517	(53,960)	(267,285)	104,434	(360,669)
Net assets at beginning of year	4,781,596	234,309	1,074,073	188,038	2,198,200
Net assets at end of year	$5,037,846	$211,710	$966,849	$329,669	$2,069,559

Accumulation unit activity
Units outstanding at beginning of year	3,360,974	122,430	613,334	95,651	988,124
Contract purchase payments	67,076	9,835	4,516	51,002	7,062
Net transfers(1)	1,016,954	(25,029)	(63,184)	4,998	(84,716)
Transfers for policy loans	(1,589)	—	404	—	128
Contract charges	(2,740)	(18)	(247)	(16)	(606)
Contract terminations:
Surrender benefits	(536,048)	(802)	(56,454)	(2,344)	(81,111)
Death benefits	(12,353)	(12,861)	(30,097)	—	(2,612)
Units outstanding at end of year	3,892,274	93,555	468,272	149,291	826,269

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	209

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Flex Conserv Gro, Cl 2(2)	Col VP US Flex Gro, Cl 2(2)	Col VP US Flex Mod Gro, Cl 2(2)
Operations
Investment income (loss) — net	$60,799	$(4,600)	$(94)	$(4,865)	$(3,617)
Net realized gain (loss) on sales of investments	(9,140)	12,767	—	18	9
Distributions from capital gains	35,729	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(39,866)	68,032	(920)	(8,170)	(2,007)
Net increase (decrease) in net assets resulting from operations	47,522	76,199	(1,014)	(13,017)	(5,615)

Contract transactions
Contract purchase payments	312,204	90,099	195,398	1,584,586	1,749,066
Net transfers(1)	62,801	(27,766)	9,998	5,561,229	3,285,311
Transfers for policy loans	—	(3,064)	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(104)	(54)	—	(1,728)	—
Contract terminations:
Surrender benefits	(13,109)	(21,580)	—	(1,122)	(3,771)
Death benefits	—	(22,183)	—	—	—
Increase (decrease) from contract transactions	361,792	15,452	205,396	7,142,965	5,030,606
Net assets at beginning of year	467,312	389,607	—	—	—
Net assets at end of year	$876,626	$481,258	$204,382	$7,129,948	$5,024,991

Accumulation unit activity
Units outstanding at beginning of year	451,832	216,846	—	—	—
Contract purchase payments	286,294	52,899	193,178	1,521,977	1,709,176
Net transfers(1)	60,092	(6,529)	9,932	5,381,311	3,224,927
Transfers for policy loans	—	(1,972)	—	—	—
Contract charges	(97)	(32)	—	(1,658)	—
Contract terminations:
Surrender benefits	(12,011)	(13,205)	—	(1,083)	(3,719)
Death benefits	—	(13,535)	—	—	—
Units outstanding at end of year	786,110	234,472	203,110	6,900,547	4,930,384

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Nov. 14, 2016 (commencement of operations) to Dec. 31, 2016.

See accompanying notes to financial statements.

210	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv
Operations
Investment income (loss) — net	$5,769	$85,886	$(7,823)	$7,857	$(412)
Net realized gain (loss) on sales of investments	530	18,776	(157,892)	(17,621)	(2,414)
Distributions from capital gains	2,709	34,797	—	—	—
Net change in unrealized appreciation or depreciation of investments	(5,029)	(54,237)	257,666	40,905	(9,354)
Net increase (decrease) in net assets resulting from operations	3,979	85,222	91,951	31,141	(12,180)

Contract transactions
Contract purchase payments	125,908	51,462	23,939	45,501	10,830
Net transfers(1)	(3,685)	(118,557)	29,501	(32,325)	(57,836)
Transfers for policy loans	—	4,324	1,315	687	—
Adjustments to net assets allocated to contracts in payment period	—	(6,298)	—	—	—
Contract charges	(33)	(3,432)	(777)	(278)	(122)
Contract terminations:
Surrender benefits	(1,208)	(530,469)	(103,963)	(62,430)	(7,557)
Death benefits	(2,371)	(78,053)	(1,546)	(98,540)	—
Increase (decrease) from contract transactions	118,611	(681,023)	(51,531)	(147,385)	(54,685)
Net assets at beginning of year	314,806	5,092,428	855,693	777,578	200,276
Net assets at end of year	$437,396	$4,496,627	$896,113	$661,334	$133,411

Accumulation unit activity
Units outstanding at beginning of year	305,842	4,002,048	1,832,512	824,781	167,897
Contract purchase payments	121,434	39,186	48,892	46,983	9,696
Net transfers(1)	(3,389)	(103,084)	59,510	(31,041)	(50,978)
Transfers for policy loans	—	3,138	2,720	701	—
Contract charges	(32)	(2,698)	(1,567)	(286)	(109)
Contract terminations:
Surrender benefits	(1,165)	(398,905)	(211,771)	(63,161)	(6,627)
Death benefits	(2,320)	(59,999)	(3,189)	(102,425)	—
Units outstanding at end of year	420,370	3,479,686	1,727,107	675,552	119,879

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	211

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl
Operations
Investment income (loss) — net	$207,579	$(88,443)	$7,728	$52,126	$(11,187)
Net realized gain (loss) on sales of investments	(50,904)	557,628	47,190	267,103	61,874
Distributions from capital gains	—	2,150,102	71,957	491,823	156,335
Net change in unrealized appreciation or depreciation of investments	465,554	(1,002,086)	23,432	285,565	24,740
Net increase (decrease) in net assets resulting from operations	622,229	1,617,201	150,307	1,096,617	231,762

Contract transactions
Contract purchase payments	70,478	1,215,707	6,490	61,367	15,574
Net transfers(1)	(30,864)	(1,037,298)	(150,061)	(35,616)	(205,555)
Transfers for policy loans	1,516	3,882	4,163	(19,689)	3,340
Adjustments to net assets allocated to contracts in payment period	(582)	(9,612)	—	(5,247)	—
Contract charges	(8,410)	(15,650)	(469)	(5,126)	(972)
Contract terminations:
Surrender benefits	(1,081,824)	(3,255,142)	(60,360)	(828,110)	(400,839)
Death benefits	(247,895)	(292,488)	(11,186)	(47,378)	(15,112)
Increase (decrease) from contract transactions	(1,297,581)	(3,390,601)	(211,423)	(879,799)	(603,564)
Net assets at beginning of year	8,549,736	27,019,111	1,190,412	8,171,996	2,581,498
Net assets at end of year	$7,874,384	$25,245,711	$1,129,296	$8,388,814	$2,209,696

Accumulation unit activity
Units outstanding at beginning of year	6,827,801	15,535,718	718,662	4,191,395	801,374
Contract purchase payments	54,437	703,796	3,835	31,024	4,736
Net transfers(1)	(34,312)	(574,621)	(88,948)	(24,174)	(62,421)
Transfers for policy loans	1,183	2,374	2,440	(9,720)	1,016
Contract charges	(6,459)	(8,992)	(276)	(2,586)	(300)
Contract terminations:
Surrender benefits	(828,312)	(1,878,399)	(36,173)	(410,753)	(122,984)
Death benefits	(190,305)	(172,806)	(7,033)	(24,803)	(4,871)
Units outstanding at end of year	5,824,033	13,607,070	592,507	3,750,383	616,550

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

212	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$(134,819)	$1,288	$9,760	$47,597	$18,234
Net realized gain (loss) on sales of investments	151,940	1,421	20,956	(3,522)	(94,432)
Distributions from capital gains	1,492,432	460	5,861	—	—
Net change in unrealized appreciation or depreciation of investments	819,988	(21,768)	(288,641)	58,479	63,660
Net increase (decrease) in net assets resulting from operations	2,329,541	(18,599)	(252,064)	102,554	(12,538)

Contract transactions
Contract purchase payments	818,646	3,135	55,576	205,955	72,511
Net transfers(1)	(1,102,292)	(18,820)	(227,984)	299,976	(165,719)
Transfers for policy loans	(36,480)	1,098	(4,952)	649	2,159
Adjustments to net assets allocated to contracts in payment period	(1,978)	—	(227)	—	(889)
Contract charges	(20,152)	(133)	(2,414)	(519)	(5,020)
Contract terminations:
Surrender benefits	(2,854,980)	(21,109)	(535,759)	(102,208)	(681,442)
Death benefits	(124,474)	—	(8,202)	—	(67,155)
Increase (decrease) from contract transactions	(3,321,710)	(35,829)	(723,962)	403,853	(845,555)
Net assets at beginning of year	24,031,431	313,244	4,237,478	1,381,418	6,436,947
Net assets at end of year	$23,039,262	$258,816	$3,261,452	$1,887,825	$5,578,854

Accumulation unit activity
Units outstanding at beginning of year	8,650,626	234,893	2,704,901	1,411,759	3,632,848
Contract purchase payments	373,797	2,423	39,650	203,352	39,805
Net transfers(1)	(376,600)	(14,792)	(152,001)	288,313	(101,702)
Transfers for policy loans	(13,146)	847	(3,194)	630	1,119
Contract charges	(7,048)	(106)	(1,653)	(506)	(2,785)
Contract terminations:
Surrender benefits	(949,941)	(17,203)	(346,962)	(98,388)	(325,256)
Death benefits	(46,348)	—	(5,812)	—	(41,566)
Units outstanding at end of year	7,631,340	206,062	2,234,929	1,805,160	3,202,463

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	213

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$56,529	$103,496	$(8,952)	$(14,092)	$35,912
Net realized gain (loss) on sales of investments	(39,547)	158,485	90,268	(23,609)	(45,801)
Distributions from capital gains	—	815,432	1,114,950	1,184	4,511
Net change in unrealized appreciation or depreciation of investments	152,417	348,486	728,176	66,524	1,001,346
Net increase (decrease) in net assets resulting from operations	169,399	1,425,899	1,924,442	30,007	995,968

Contract transactions
Contract purchase payments	99,992	531,918	440,028	121,425	61,946
Net transfers(1)	(73,389)	(462,556)	(443,302)	3,024	(720,072)
Transfers for policy loans	—	(5,779)	(3,851)	—	3,462
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(3,114)
Contract charges	(422)	(5,748)	(3,810)	(657)	(9,675)
Contract terminations:
Surrender benefits	(76,685)	(997,610)	(1,031,369)	(45,177)	(1,216,852)
Death benefits	—	(54,241)	(33,069)	—	(8,364)
Increase (decrease) from contract transactions	(50,504)	(994,016)	(1,075,373)	78,615	(1,892,669)
Net assets at beginning of year	1,522,983	10,105,544	7,393,301	1,339,937	9,502,725
Net assets at end of year	$1,641,878	$10,537,427	$8,242,370	$1,448,559	$8,606,024

Accumulation unit activity
Units outstanding at beginning of year	1,493,033	5,899,862	3,132,088	1,432,225	2,678,127
Contract purchase payments	91,332	317,275	184,876	133,607	16,567
Net transfers(1)	(86,069)	(282,012)	(202,242)	3,812	(200,203)
Transfers for policy loans	—	(2,321)	(886)	—	1,011
Contract charges	(402)	(3,291)	(1,374)	(722)	(2,640)
Contract terminations:
Surrender benefits	(70,584)	(528,534)	(396,704)	(49,018)	(335,645)
Death benefits	—	(31,599)	(13,590)	—	(2,352)
Units outstanding at end of year	1,427,310	5,369,380	2,702,168	1,519,904	2,154,865

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

214	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$(367)	$800	$16,532	$(2,678)	$(24,732)
Net realized gain (loss) on sales of investments	(1,678)	(84)	352,339	30,660	257,226
Distributions from capital gains	—	9,030	176,022	21,933	243,031
Net change in unrealized appreciation or depreciation of investments	1,257	57,514	(57,116)	(45,939)	(455,553)
Net increase (decrease) in net assets resulting from operations	(788)	67,260	487,777	3,976	19,972

Contract transactions
Contract purchase payments	8,726	4,826	41,300	5,780	6,815
Net transfers(1)	13,504	(28,407)	(512,022)	(7,055)	(125,394)
Transfers for policy loans	—	89	(1,560)	—	1,177
Adjustments to net assets allocated to contracts in payment period	—	—	(691)	—	(502)
Contract charges	(39)	(77)	(11,855)	(164)	(12,017)
Contract terminations:
Surrender benefits	(2,400)	(1,088)	(945,961)	(84,972)	(655,599)
Death benefits	—	—	(7,110)	—	(4,329)
Increase (decrease) from contract transactions	19,791	(24,657)	(1,437,899)	(86,411)	(789,849)
Net assets at beginning of year	99,680	319,554	6,078,535	333,998	3,147,228
Net assets at end of year	$118,683	$362,157	$5,128,413	$251,563	$2,377,351

Accumulation unit activity
Units outstanding at beginning of year	108,509	143,326	3,667,467	221,897	2,108,843
Contract purchase payments	9,645	2,046	24,682	3,979	4,661
Net transfers(1)	15,084	(11,601)	(303,968)	(4,017)	(83,650)
Transfers for policy loans	—	37	(900)	—	807
Contract charges	(43)	(33)	(6,581)	(113)	(7,966)
Contract terminations:
Surrender benefits	(2,699)	(455)	(559,959)	(56,961)	(443,925)
Death benefits	—	—	(4,618)	—	(3,167)
Units outstanding at end of year	130,496	133,320	2,816,123	164,785	1,575,603

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	215

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II
Operations
Investment income (loss) — net	$(4,987)	$26,047	$(33,931)	$6,162	$3,285
Net realized gain (loss) on sales of investments	(29,647)	521,534	206,491	61,753	87,614
Distributions from capital gains	—	524,305	456,519	—	—
Net change in unrealized appreciation or depreciation of investments	84,942	(110,273)	(58,587)	83,189	63,299
Net increase (decrease) in net assets resulting from operations	50,308	961,613	570,492	151,104	154,198

Contract transactions
Contract purchase payments	94,383	61,659	50,013	19,146	12,203
Net transfers(1)	198,911	(680,546)	(210,282)	395,604	272,357
Transfers for policy loans	(3,736)	(3,715)	37,561	292	35
Adjustments to net assets allocated to contracts in payment period	—	—	(4,101)	—	—
Contract charges	(107)	(20,950)	(3,924)	(551)	(1,512)
Contract terminations:
Surrender benefits	(28,732)	(1,163,868)	(490,548)	(120,526)	(158,091)
Death benefits	(191,425)	(24,781)	(54,792)	(5,311)	(72,149)
Increase (decrease) from contract transactions	69,294	(1,832,201)	(676,073)	288,654	52,843
Net assets at beginning of year	552,356	7,437,941	6,901,387	939,934	1,164,020
Net assets at end of year	$671,958	$6,567,353	$6,795,806	$1,379,692	$1,371,061

Accumulation unit activity
Units outstanding at beginning of year	568,223	4,437,002	2,601,540	592,798	744,432
Contract purchase payments	89,964	37,146	18,691	11,099	7,387
Net transfers(1)	187,648	(393,702)	(79,134)	234,563	160,614
Transfers for policy loans	(3,974)	(2,480)	13,414	177	22
Contract charges	(102)	(11,729)	(1,457)	(325)	(925)
Contract terminations:
Surrender benefits	(28,154)	(664,672)	(183,051)	(71,393)	(95,776)
Death benefits	(188,411)	(15,347)	(20,613)	(3,169)	(43,138)
Units outstanding at end of year	625,194	3,386,218	2,349,390	763,750	772,616

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

216	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$(24,915)	$10,325	$(5,105)	$(9,698)	$(9,632)
Net realized gain (loss) on sales of investments	83,533	98,706	16,726	90,952	25,393
Distributions from capital gains	419,778	—	69,071	97,527	50,705
Net change in unrealized appreciation or depreciation of investments	(878,297)	(168,491)	(69,698)	(195,383)	(108,755)
Net increase (decrease) in net assets resulting from operations	(399,901)	(59,460)	10,994	(16,602)	(42,289)

Contract transactions
Contract purchase payments	34,485	56,281	4,607	7,166	10,081
Net transfers(1)	(160,087)	27,708	259,164	(300,074)	(68,234)
Transfers for policy loans	1,320	1,166	2,738	(16)	(3,692)
Adjustments to net assets allocated to contracts in payment period	23,276	35,386	—	—	—
Contract charges	(2,164)	(4,578)	(373)	(498)	(2,416)
Contract terminations:
Surrender benefits	(466,037)	(539,731)	(72,743)	(245,161)	(295,294)
Death benefits	(93,876)	(84,371)	(614)	—	(335)
Increase (decrease) from contract transactions	(663,083)	(508,139)	192,779	(538,583)	(359,890)
Net assets at beginning of year	3,376,631	4,847,493	448,990	1,380,902	1,433,933
Net assets at end of year	$2,313,647	$4,279,894	$652,763	$825,717	$1,031,754

Accumulation unit activity
Units outstanding at beginning of year	1,512,824	3,147,139	314,593	977,390	1,017,754
Contract purchase payments	17,203	37,059	3,300	5,312	8,065
Net transfers(1)	(77,417)	25,930	189,827	(215,144)	(48,476)
Transfers for policy loans	667	651	1,942	(9)	(2,740)
Contract charges	(1,077)	(3,081)	(264)	(373)	(1,699)
Contract terminations:
Surrender benefits	(233,265)	(345,759)	(51,186)	(179,809)	(214,486)
Death benefits	(46,751)	(59,837)	(437)	—	(253)
Units outstanding at end of year	1,172,184	2,802,102	457,775	587,367	758,165

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	217

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
Operations
Investment income (loss) — net	$(3,016)	$(6,707)	$13,178	$114	$(5,278)
Net realized gain (loss) on sales of investments	(174,728)	45,082	(1,025)	(5,518)	42,015
Distributions from capital gains	—	66,875	—	3,973	26,535
Net change in unrealized appreciation or depreciation of investments	143,644	(15,341)	(4,595)	3,742	27,041
Net increase (decrease) in net assets resulting from operations	(34,100)	89,909	7,558	2,311	90,313

Contract transactions
Contract purchase payments	19,474	5,353	63,033	99,736	3,376
Net transfers(1)	(283,672)	44,109	150,856	(19,303)	(7,684)
Transfers for policy loans	(2,426)	4,503	4,300	(278)	1,024
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(411)	(280)	(220)	(212)	(222)
Contract terminations:
Surrender benefits	(68,260)	(133,610)	(67,976)	(63,284)	(84,100)
Death benefits	(18,564)	—	—	—	(495)
Increase (decrease) from contract transactions	(353,859)	(79,925)	149,993	16,659	(88,101)
Net assets at beginning of year	955,211	770,492	773,378	166,175	743,833
Net assets at end of year	$567,252	$780,476	$930,929	$185,145	$746,045

Accumulation unit activity
Units outstanding at beginning of year	933,531	650,939	765,770	142,164	792,521
Contract purchase payments	19,880	4,345	61,527	83,307	3,396
Net transfers(1)	(287,414)	39,422	145,962	(16,253)	(9,623)
Transfers for policy loans	(2,499)	3,635	4,129	(229)	1,192
Contract charges	(417)	(225)	(212)	(190)	(236)
Contract terminations:
Surrender benefits	(68,983)	(104,192)	(65,614)	(52,678)	(84,315)
Death benefits	(19,166)	—	—	—	(465)
Units outstanding at end of year	574,932	593,924	911,562	156,121	702,470

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

218	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Operations
Investment income (loss) — net	$(19,989)	$52,130	$(3,545)	$(18,965)	$(13,399)
Net realized gain (loss) on sales of investments	123,556	(164,918)	(2,411)	(99,948)	(35,104)
Distributions from capital gains	236,752	44,340	1,833	423,254	77,103
Net change in unrealized appreciation or depreciation of investments	(374,926)	(70,557)	14,042	(137,005)	69,781
Net increase (decrease) in net assets resulting from operations	(34,607)	(139,005)	9,919	167,336	98,381

Contract transactions
Contract purchase payments	198,990	21,335	16,204	60,993	23,524
Net transfers(1)	(472,311)	(120,034)	60,215	(262,627)	(63,993)
Transfers for policy loans	1,077	2,666	—	(6,877)	3,912
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(7,496)	(778)	(336)	(2,080)	(1,138)
Contract terminations:
Surrender benefits	(407,603)	(199,377)	(4,048)	(530,019)	(279,716)
Death benefits	(19,877)	(11,011)	—	(41,310)	(21,027)
Increase (decrease) from contract transactions	(707,220)	(307,199)	72,035	(781,920)	(338,438)
Net assets at beginning of year	4,185,843	1,733,007	452,064	4,012,639	1,837,030
Net assets at end of year	$3,444,016	$1,286,803	$534,018	$3,398,055	$1,596,973

Accumulation unit activity
Units outstanding at beginning of year	2,641,125	1,319,387	400,658	4,106,783	1,096,943
Contract purchase payments	124,806	17,499	14,238	61,656	14,457
Net transfers(1)	(300,555)	(101,481)	51,838	(263,999)	(40,551)
Transfers for policy loans	687	2,234	—	(7,094)	2,281
Contract charges	(4,819)	(658)	(294)	(2,071)	(687)
Contract terminations:
Surrender benefits	(262,156)	(170,324)	(3,602)	(538,430)	(179,711)
Death benefits	(12,979)	(9,109)	—	(41,786)	(12,865)
Units outstanding at end of year	2,186,109	1,057,548	462,838	3,315,059	879,867

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	219

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S	NB AMT Intl Eq, Cl S
Operations
Investment income (loss) — net	$175,042	$11,581	$(12,643)	$(1,085)	$(3,885)
Net realized gain (loss) on sales of investments	(4,621)	99,157	(95,330)	(525)	23,008
Distributions from capital gains	150,936	—	65,798	774	6,191
Net change in unrealized appreciation or depreciation of investments	342,615	(45,764)	(103,285)	828	(56,036)
Net increase (decrease) in net assets resulting from operations	663,972	64,974	(145,460)	(8)	(30,722)

Contract transactions
Contract purchase payments	194,307	33,456	70,819	14,483	12,480
Net transfers(1)	(367,972)	(155,247)	(161,251)	27,701	(94,210)
Transfers for policy loans	265	(382)	351	—	98
Adjustments to net assets allocated to contracts in payment period	(1,958)	—	—	—	—
Contract charges	(5,191)	(2,601)	(1,091)	(7)	(1,908)
Contract terminations:
Surrender benefits	(1,048,819)	(357,946)	(151,364)	—	(144,135)
Death benefits	(85,680)	(11,523)	(13,020)	—	(9,164)
Increase (decrease) from contract transactions	(1,315,048)	(494,243)	(255,556)	42,177	(236,839)
Net assets at beginning of year	6,713,291	2,725,778	1,600,278	53,068	1,392,726
Net assets at end of year	$6,062,215	$2,296,509	$1,199,262	$95,237	$1,125,165

Accumulation unit activity
Units outstanding at beginning of year	2,862,282	2,014,859	918,595	55,786	1,263,083
Contract purchase payments	96,799	24,270	43,501	16,140	11,260
Net transfers(1)	(156,540)	(109,489)	(95,264)	31,132	(89,904)
Transfers for policy loans	80	(166)	198	—	83
Contract charges	(2,038)	(1,876)	(666)	(8)	(1,757)
Contract terminations:
Surrender benefits	(384,865)	(257,699)	(94,083)	—	(133,815)
Death benefits	(28,616)	(8,373)	(8,514)	—	(8,246)
Units outstanding at end of year	2,387,102	1,661,526	763,767	103,050	1,040,704

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

220	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
Operations
Investment income (loss) — net	$(2,846)	$35,958	$(9,876)	$688,248	$(22,823)
Net realized gain (loss) on sales of investments	14,408	7,922	43,472	(256,218)	24,053
Distributions from capital gains	23,891	—	356,113	—	122,327
Net change in unrealized appreciation or depreciation of investments	16,924	68,707	(455,096)	537,951	403,984
Net increase (decrease) in net assets resulting from operations	52,377	112,587	(65,387)	969,981	527,541

Contract transactions
Contract purchase payments	11,374	2,045	634,911	276,947	389,857
Net transfers(1)	71,545	(47,176)	(291,843)	(1,206,991)	1,448
Transfers for policy loans	—	—	(5,990)	(2,691)	(153)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,988)	—
Contract charges	(173)	(192)	(1,583)	(24,290)	(1,169)
Contract terminations:
Surrender benefits	(10,737)	(97,508)	(458,122)	(2,598,232)	(298,066)
Death benefits	—	—	(50,796)	(310,116)	(14,114)
Increase (decrease) from contract transactions	72,009	(142,831)	(173,423)	(3,867,361)	77,803
Net assets at beginning of year	584,971	906,908	5,555,470	19,807,255	3,061,365
Net assets at end of year	$709,357	$876,664	$5,316,660	$16,909,875	$3,666,709

Accumulation unit activity
Units outstanding at beginning of year	322,704	707,858	3,038,765	13,716,209	1,551,189
Contract purchase payments	5,977	1,639	393,506	192,186	196,682
Net transfers(1)	38,359	(34,209)	(168,729)	(801,090)	(1,764)
Transfers for policy loans	—	—	(3,930)	(1,861)	(131)
Contract charges	(97)	(148)	(928)	(16,156)	(570)
Contract terminations:
Surrender benefits	(5,913)	(74,169)	(265,293)	(1,718,235)	(139,946)
Death benefits	—	—	(26,821)	(219,562)	(8,120)
Units outstanding at end of year	361,030	600,971	2,966,570	11,151,491	1,597,340

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	221

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$104,078	$1,028	$6,016	$(14,438)	$18,876
Net realized gain (loss) on sales of investments	(311,014)	(1,277)	(4,728)	51,683	(19,708)
Distributions from capital gains	—	—	—	207,567	—
Net change in unrealized appreciation or depreciation of investments	1,045,254	3,065	3,057	(472,268)	(38,120)
Net increase (decrease) in net assets resulting from operations	838,318	2,816	4,345	(227,456)	(38,952)

Contract transactions
Contract purchase payments	74,050	1,988	170,062	9,141	11,721
Net transfers(1)	(773,166)	(39,005)	140,046	(152,442)	(101,730)
Transfers for policy loans	344	—	—	(3,350)	252
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(283)
Contract charges	(9,163)	(75)	(346)	(1,238)	(618)
Contract terminations:
Surrender benefits	(1,420,659)	(11,367)	(52,592)	(207,043)	(126,038)
Death benefits	(115,296)	—	(15,660)	(6,975)	(403)
Increase (decrease) from contract transactions	(2,243,890)	(48,459)	241,510	(361,907)	(217,099)
Net assets at beginning of year	8,091,879	114,695	463,003	2,024,852	872,392
Net assets at end of year	$6,686,307	$69,052	$708,858	$1,435,489	$616,341

Accumulation unit activity
Units outstanding at beginning of year	6,335,769	118,257	438,880	771,282	560,407
Contract purchase payments	54,513	1,872	168,408	3,849	7,952
Net transfers(1)	(573,761)	(39,719)	137,611	(63,166)	(67,293)
Transfers for policy loans	294	—	—	(1,466)	168
Contract charges	(6,651)	(79)	(343)	(514)	(415)
Contract terminations:
Surrender benefits	(1,036,682)	(11,813)	(51,997)	(84,895)	(91,359)
Death benefits	(89,214)	—	(15,394)	(2,713)	(267)
Units outstanding at end of year	4,684,268	68,518	677,165	622,377	409,193

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

222	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S
Operations
Investment income (loss) — net	$(14,462)	$(819)	$(975)	$(522)	$(2,690)
Net realized gain (loss) on sales of investments	143,025	39,339	(8,316)	(35,130)	41,265
Distributions from capital gains	497,923	66,103	—	—	—
Net change in unrealized appreciation or depreciation of investments	(291,453)	(61,776)	66,848	111,662	75,231
Net increase (decrease) in net assets resulting from operations	335,033	42,847	57,557	76,010	113,806

Contract transactions
Contract purchase payments	32,161	9,453	3,293	6,914	105,788
Net transfers(1)	(289,927)	(19,658)	(72,585)	(126,818)	(50,261)
Transfers for policy loans	15,453	(3,710)	1,853	—	162
Adjustments to net assets allocated to contracts in payment period	(1,509)	—	—	—	—
Contract charges	(4,154)	(727)	(191)	(387)	(118)
Contract terminations:
Surrender benefits	(305,986)	(94,658)	(81,723)	(46,893)	(6,865)
Death benefits	(37,947)	(353)	—	(5,446)	—
Increase (decrease) from contract transactions	(591,909)	(109,653)	(149,353)	(172,630)	48,706
Net assets at beginning of year	5,402,564	749,704	460,523	874,865	197,796
Net assets at end of year	$5,145,688	$682,898	$368,727	$778,245	$360,308

Accumulation unit activity
Units outstanding at beginning of year	2,479,432	403,423	175,305	388,234	368,075
Contract purchase payments	14,941	5,113	1,211	2,981	128,129
Net transfers(1)	(129,975)	(10,348)	(27,287)	(56,936)	(29,764)
Transfers for policy loans	7,208	(1,817)	685	—	195
Contract charges	(1,906)	(392)	(72)	(171)	(116)
Contract terminations:
Surrender benefits	(138,813)	(52,196)	(31,697)	(21,060)	(7,294)
Death benefits	(17,663)	(182)	—	(2,518)	—
Units outstanding at end of year	2,213,224	343,601	118,145	310,530	459,225

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	223

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2
Operations
Investment income (loss) — net	$(486,010)	$(552,727)	$1,694	$22,633	$(6,365)
Net realized gain (loss) on sales of investments	1,849,205	4,240,072	1,331	(19,660)	(4,381)
Distributions from capital gains	—	—	264	—	—
Net change in unrealized appreciation or depreciation of investments	991,308	(908,805)	7,077	(57,485)	50,489
Net increase (decrease) in net assets resulting from operations	2,354,503	2,778,540	10,366	(54,512)	39,743

Contract transactions
Contract purchase payments	3,100,756	1,161,365	39,420	47,192	113,533
Net transfers(1)	(4,074,692)	(1,876,224)	39,723	66,874	30,152
Transfers for policy loans	(1,291)	21,340	—	487	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(305,136)	(419,618)	(18)	(142)	(67)
Contract terminations:
Surrender benefits	(2,680,035)	(9,496,335)	(7,111)	(10,253)	(5,993)
Death benefits	(160,621)	(2,320)	(57,712)	(8,313)	—
Increase (decrease) from contract transactions	(4,121,019)	(10,611,792)	14,302	95,845	137,625
Net assets at beginning of year	52,451,107	63,267,349	479,509	410,213	521,313
Net assets at end of year	$50,684,591	$55,434,097	$504,177	$451,546	$698,681

Accumulation unit activity
Units outstanding at beginning of year	35,217,457	42,373,618	440,674	368,922	461,403
Contract purchase payments	2,054,998	780,080	34,482	42,648	94,778
Net transfers(1)	(2,734,274)	(1,265,999)	35,137	56,207	25,662
Transfers for policy loans	(2,688)	13,880	—	446	—
Contract charges	(203,706)	(281,351)	(15)	(130)	(55)
Contract terminations:
Surrender benefits	(1,783,097)	(6,274,210)	(6,195)	(9,428)	(5,006)
Death benefits	(109,649)	(1,540)	(51,644)	(7,361)	—
Units outstanding at end of year	32,439,041	35,344,478	452,439	451,304	576,782

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

224	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP BR Gl Infl Prot Sec, Cl 3	VP CenterSquare Real Est, Cl 2	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4
Operations
Investment income (loss) — net	$(73,070)	$3,056	$2,756	$(427,297)	$(557,131)
Net realized gain (loss) on sales of investments	(829,604)	(17,059)	(21,603)	764,617	1,660,551
Distributions from capital gains	—	45,060	441,008	—	—
Net change in unrealized appreciation or depreciation of investments	1,502,828	(6,407)	(439,431)	584,218	241,470
Net increase (decrease) in net assets resulting from operations	600,154	24,650	(17,270)	921,538	1,344,890

Contract transactions
Contract purchase payments	36,316	196,026	79,633	1,623,614	52,333
Net transfers(1)	(529,082)	48,861	101,924	6,304,784	9,140,631
Transfers for policy loans	(2,347)	—	—	—	(10,429)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(21,400)	(121)	(84)	(307,928)	(341,350)
Contract terminations:
Surrender benefits	(1,197,304)	(15,358)	(29,923)	(2,692,410)	(6,730,768)
Death benefits	(73,632)	(82,342)	(10,808)	(330,325)	(627,304)
Increase (decrease) from contract transactions	(1,787,449)	147,066	140,742	4,597,735	1,483,113
Net assets at beginning of year	8,552,398	698,629	699,180	36,121,418	53,653,590
Net assets at end of year	$7,365,103	$870,345	$822,652	$41,640,691	$56,481,593

Accumulation unit activity
Units outstanding at beginning of year	6,371,775	453,871	505,173	30,669,959	45,333,045
Contract purchase payments	25,890	125,104	57,471	1,346,606	43,260
Net transfers(1)	(378,389)	32,966	73,155	5,324,946	7,554,382
Transfers for policy loans	(1,628)	—	—	—	(9,256)
Contract charges	(14,919)	(81)	(62)	(255,359)	(281,652)
Contract terminations:
Surrender benefits	(839,145)	(10,047)	(21,230)	(2,211,905)	(5,527,983)
Death benefits	(54,278)	(53,591)	(8,451)	(274,556)	(524,850)
Units outstanding at end of year	5,109,306	548,222	606,056	34,599,691	46,586,946

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	225

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2	VP Ptnrs Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2	VP Lazard Intl Eq Adv, Cl 2
Operations
Investment income (loss) — net	$7,911	$112,007	$3,778	$(5,596)	$2,428
Net realized gain (loss) on sales of investments	(16,473)	(16,304)	979	1,531	(496)
Distributions from capital gains	2,091	—	809	—	—
Net change in unrealized appreciation or depreciation of investments	45,656	25,485	(3,403)	15,151	5,954
Net increase (decrease) in net assets resulting from operations	39,185	121,188	2,163	11,086	7,886

Contract transactions
Contract purchase payments	108,399	158,466	84,817	39,347	93,922
Net transfers(1)	13,357	112,346	94,235	53,522	175,608
Transfers for policy loans	—	—	—	—	(1,642)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(61)	(117)	(42)	(63)	(40)
Contract terminations:
Surrender benefits	(10,648)	(29,124)	(8,605)	(4,069)	(6,196)
Death benefits	(10,442)	(3,821)	—	(90,359)	—
Increase (decrease) from contract transactions	100,605	237,750	170,405	(1,622)	261,652
Net assets at beginning of year	475,083	1,224,466	364,177	557,656	129,788
Net assets at end of year	$614,873	$1,583,404	$536,745	$567,120	$399,326

Accumulation unit activity
Units outstanding at beginning of year	442,003	1,095,993	334,336	312,181	130,128
Contract purchase payments	100,029	138,221	76,419	23,400	93,924
Net transfers(1)	12,774	95,411	83,161	29,217	175,077
Transfers for policy loans	—	—	—	—	(1,662)
Contract charges	(59)	(106)	(37)	(36)	(40)
Contract terminations:
Surrender benefits	(9,996)	(24,969)	(7,655)	(2,248)	(6,130)
Death benefits	(10,140)	(3,381)	—	(51,139)	—
Units outstanding at end of year	534,611	1,301,169	486,224	311,375	391,297

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

226	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Loomis Sayles Gro, Cl 1(2)	VP Loomis Sayles Gro, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP MFS Val, Cl 2
Operations
Investment income (loss) — net	$(51,974)	$(2,201)	$(3,232)	$(21,387)	$(17,421)
Net realized gain (loss) on sales of investments	81,986	3,601	4,759	242,089	12,525
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	393,860	3,316	22,452	(28,870)	196,548
Net increase (decrease) in net assets resulting from operations	423,872	4,716	23,979	191,832	191,652

Contract transactions
Contract purchase payments	64,091	72,092	16,442	20,560	302,803
Net transfers(1)	8,342,808	68,870	(11,708)	(122,937)	232,134
Transfers for policy loans	(15,221)	—	—	50	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(7,180)	(22)	(34)	(7,484)	(137)
Contract terminations:
Surrender benefits	(938,690)	(7,327)	(9,018)	(382,844)	(41,162)
Death benefits	(76,099)	—	(4,847)	(25,517)	—
Increase (decrease) from contract transactions	7,369,709	133,613	(9,165)	(518,172)	493,638
Net assets at beginning of year	—	157,647	283,880	2,563,987	1,369,962
Net assets at end of year	$7,793,581	$295,976	$298,694	$2,237,647	$2,055,252

Accumulation unit activity
Units outstanding at beginning of year	—	75,848	169,656	1,758,348	735,973
Contract purchase payments	60,310	33,173	10,031	13,885	149,027
Net transfers(1)	8,279,158	31,631	(6,876)	(82,805)	116,257
Transfers for policy loans	(13,792)	—	—	36	—
Contract charges	(6,722)	(11)	(20)	(4,951)	(71)
Contract terminations:
Surrender benefits	(876,250)	(3,314)	(5,134)	(256,199)	(20,289)
Death benefits	(73,140)	—	(2,842)	(16,854)	—
Units outstanding at end of year	7,369,564	137,327	164,815	1,411,460	980,897

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2016 (commencement of operations) to Dec. 31, 2016.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	227

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Operations
Investment income (loss) — net	$(4,375,176)	$(6,480,012)	$(2,093,218)	$(2,161,724)	$(955,116)
Net realized gain (loss) on sales of investments	7,375,571	28,050,671	6,107,132	14,406,994	2,402,549
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	11,712,794	2,974,001	4,890,705	(2,722,518)	1,114,831
Net increase (decrease) in net assets resulting from operations	14,713,189	24,544,660	8,904,619	9,522,752	2,562,264

Contract transactions
Contract purchase payments	7,682,256	2,161,274	7,560,318	2,028,309	3,593,762
Net transfers(1)	6,354,412	(4,343,432)	(5,823,077)	(14,468,733)	(2,307,781)
Transfers for policy loans	(119,244)	82,261	(56,410)	(3,948)	428
Adjustments to net assets allocated to contracts in payment period	32,192	—	(7,242)	—	191,131
Contract charges	(3,432,642)	(4,429,163)	(1,640,200)	(1,404,701)	(650,490)
Contract terminations:
Surrender benefits	(20,274,764)	(73,099,290)	(11,172,839)	(25,509,546)	(7,586,664)
Death benefits	(3,400,523)	(7,647,901)	(2,374,521)	(1,190,825)	(1,284,083)
Increase (decrease) from contract transactions	(13,158,313)	(87,276,251)	(13,513,971)	(40,549,444)	(8,043,697)
Net assets at beginning of year	428,004,194	711,956,598	214,954,555	250,249,560	94,822,099
Net assets at end of year	$429,559,070	$649,225,007	$210,345,203	$219,222,868	$89,340,666

Accumulation unit activity
Units outstanding at beginning of year	318,582,771	526,897,526	151,586,424	175,612,576	75,499,885
Contract purchase payments	5,646,005	1,581,008	5,269,567	1,412,560	2,794,215
Net transfers(1)	4,369,615	(3,259,542)	(4,045,548)	(10,066,564)	(1,836,822)
Transfers for policy loans	(88,946)	58,838	(38,421)	(1,362)	251
Contract charges	(2,512,176)	(3,248,102)	(1,148,440)	(976,191)	(506,448)
Contract terminations:
Surrender benefits	(14,794,427)	(52,880,485)	(7,706,911)	(17,564,644)	(6,029,699)
Death benefits	(2,488,401)	(5,568,774)	(1,631,961)	(829,711)	(1,011,212)
Units outstanding at end of year	308,714,441	463,580,469	142,284,710	147,586,664	68,910,170

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

228	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Mod Conserv, Cl 4	VP MS Adv, Cl 2	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP LA Capital Lg Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(1,301,985)	$(2,657)	$762	$1,346	$(2,132)
Net realized gain (loss) on sales of investments	6,613,558	6,966	176	174	637
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,085,703)	(136)	2,940	1,525	1,067
Net increase (decrease) in net assets resulting from operations	4,225,870	4,173	3,878	3,045	(428)

Contract transactions
Contract purchase payments	394,527	54,451	—	16,072	85,238
Net transfers(1)	(1,342,192)	(17,149)	(3,205)	7,963	4,017
Transfers for policy loans	12,005	—	—	649	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(783,810)	(44)	—	(5)	(12)
Contract terminations:
Surrender benefits	(19,156,247)	(6,359)	—	—	(2,230)
Death benefits	(1,355,314)	—	—	—	—
Increase (decrease) from contract transactions	(22,231,031)	30,899	(3,205)	24,679	87,013
Net assets at beginning of year	143,667,127	246,446	53,159	66,784	117,297
Net assets at end of year	$125,661,966	$281,518	$53,832	$94,508	$203,882

Accumulation unit activity
Units outstanding at beginning of year	113,382,647	128,696	53,613	67,998	57,202
Contract purchase payments	308,354	28,568	—	15,631	44,730
Net transfers(1)	(1,044,811)	(9,615)	(3,004)	7,998	1,939
Transfers for policy loans	9,195	—	—	643	—
Contract charges	(607,078)	(23)	—	(5)	(6)
Contract terminations:
Surrender benefits	(14,729,516)	(3,242)	—	—	(1,079)
Death benefits	(1,031,572)	—	—	—	—
Units outstanding at end of year	96,287,219	144,384	50,609	92,265	102,786

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	229

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Oppen Intl Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2
Operations
Investment income (loss) — net	$2,296	$(3,146)	$(2,512)	$(48,481)	$4,409
Net realized gain (loss) on sales of investments	(11,472)	(472)	2,296	567,765	(16,408)
Distributions from capital gains	16,770	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(84,931)	24,050	66,889	701,238	(3,909)
Net increase (decrease) in net assets resulting from operations	(77,337)	20,432	66,673	1,220,522	(15,908)

Contract transactions
Contract purchase payments	247,087	202,515	113,837	56,719	52,574
Net transfers(1)	117,157	13,116	57,575	(303,454)	26,459
Transfers for policy loans	—	—	—	4,038	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(107)	(51)	(36)	(13,194)	(129)
Contract terminations:
Surrender benefits	(49,399)	(29,750)	(24,199)	(965,481)	(65,573)
Death benefits	(11,624)	(8,150)	—	(26,631)	—
Increase (decrease) from contract transactions	303,114	177,680	147,177	(1,248,003)	13,331
Net assets at beginning of year	1,501,955	230,770	189,916	5,704,949	378,493
Net assets at end of year	$1,727,732	$428,882	$403,766	$5,677,468	$375,916

Accumulation unit activity
Units outstanding at beginning of year	1,096,128	131,208	120,075	2,377,281	288,398
Contract purchase payments	185,247	114,998	68,379	24,628	42,819
Net transfers(1)	90,424	7,442	32,198	(110,290)	20,692
Transfers for policy loans	—	—	—	1,483	—
Contract charges	(80)	(30)	(22)	(5,190)	(104)
Contract terminations:
Surrender benefits	(38,002)	(16,761)	(14,259)	(356,042)	(51,668)
Death benefits	(9,221)	(5,418)	—	(12,224)	—
Units outstanding at end of year	1,324,496	231,439	206,371	1,919,646	300,137

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

230	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP T. Rowe Price Lg Cap Val, Cl 2	VP TCW Core Plus Bond, Cl 2	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
Operations
Investment income (loss) — net	$(4,685)	$(514)	$(5,835)	$(7,720)	$(7,256)
Net realized gain (loss) on sales of investments	2,251	2,230	16,912	42,206	(930)
Distributions from capital gains	—	1,375	—	—	9,363
Net change in unrealized appreciation or depreciation of investments	59,871	458	83,787	113,461	(11,759)
Net increase (decrease) in net assets resulting from operations	57,437	3,549	94,864	147,947	(10,582)

Contract transactions
Contract purchase payments	72,089	17,650	208,806	8,418	124,484
Net transfers(1)	91,751	(29,051)	77,645	168,214	996,010
Transfers for policy loans	—	—	—	409	1,118
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,051)	—
Contract charges	(10)	(28)	(58)	(520)	(2,778)
Contract terminations:
Surrender benefits	(5,866)	(1,904)	(16,634)	(88,918)	(94,357)
Death benefits	—	(3,636)	—	—	—
Increase (decrease) from contract transactions	157,964	(16,969)	269,759	86,552	1,024,477
Net assets at beginning of year	372,355	325,901	391,226	739,341	1,951,621
Net assets at end of year	$587,756	$312,481	$755,849	$973,840	$2,965,516

Accumulation unit activity
Units outstanding at beginning of year	221,542	311,459	203,601	369,656	1,960,338
Contract purchase payments	40,758	16,448	96,708	3,981	125,462
Net transfers(1)	50,697	(25,780)	37,106	74,031	1,001,684
Transfers for policy loans	—	—	—	194	1,115
Contract charges	(6)	(26)	(28)	(240)	(2,771)
Contract terminations:
Surrender benefits	(3,219)	(1,757)	(7,592)	(41,319)	(94,410)
Death benefits	—	(3,461)	—	—	—
Units outstanding at end of year	309,772	296,883	329,795	406,303	2,991,418

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	231

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2
Operations
Investment income (loss) — net	$24,504	$(144,660)	$1,231	$42,257	$33,227
Net realized gain (loss) on sales of investments	(300,367)	(556,416)	168,036	(46,704)	195,758
Distributions from capital gains	897,844	4,519,997	56,352	168,516	296,488
Net change in unrealized appreciation or depreciation of investments	(840,514)	(1,940,987)	(93,097)	(126,239)	(237,595)
Net increase (decrease) in net assets resulting from operations	(218,533)	1,877,934	132,522	37,830	287,878

Contract transactions
Contract purchase payments	129,750	183,866	37,547	15,576	55,753
Net transfers(1)	(620,655)	(1,326,044)	(104,426)	(25,202)	(289,633)
Transfers for policy loans	5,756	5,663	17,639	1,702	270
Adjustments to net assets allocated to contracts in payment period	(929)	(1,259)	—	(1,041)	(5,033)
Contract charges	(13,358)	(14,924)	(1,477)	(3,835)	(1,475)
Contract terminations:
Surrender benefits	(1,656,373)	(2,277,115)	(324,801)	(412,682)	(450,310)
Death benefits	(77,793)	(92,177)	(341)	(11,222)	(1,185)
Increase (decrease) from contract transactions	(2,233,602)	(3,521,990)	(375,859)	(436,704)	(691,613)
Net assets at beginning of year	12,161,770	17,961,981	2,222,350	2,450,291	3,284,936
Net assets at end of year	$9,709,635	$16,317,925	$1,979,013	$2,051,417	$2,881,201

Accumulation unit activity
Units outstanding at beginning of year	5,689,181	6,849,461	1,081,160	1,899,276	1,495,041
Contract purchase payments	63,407	69,127	17,640	12,617	25,958
Net transfers(1)	(256,730)	(511,107)	(50,954)	(11,516)	(135,514)
Transfers for policy loans	2,672	1,162	8,330	1,365	104
Contract charges	(6,102)	(5,539)	(697)	(3,271)	(667)
Contract terminations:
Surrender benefits	(754,102)	(838,575)	(154,859)	(330,960)	(206,348)
Death benefits	(45,216)	(38,413)	(159)	(10,090)	(487)
Units outstanding at end of year	4,693,110	5,526,116	900,461	1,557,421	1,178,087

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

232	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(27,738)	$13,970
Net realized gain (loss) on sales of investments	(22,456)	(2,722)
Distributions from capital gains	283,942	—
Net change in unrealized appreciation or depreciation of investments	(65,466)	29,756
Net increase (decrease) in net assets resulting from operations	168,282	41,004

Contract transactions
Contract purchase payments	93,493	43,713
Net transfers(1)	(119,629)	12,988
Transfers for policy loans	(6,048)	—
Adjustments to net assets allocated to contracts in payment period	—	—
Contract charges	(1,557)	(33)
Contract terminations:
Surrender benefits	(329,006)	(15,586)
Death benefits	(6,451)	(34,022)
Increase (decrease) from contract transactions	(369,198)	7,060
Net assets at beginning of year	3,228,407	251,645
Net assets at end of year	$3,027,491	$299,709

Accumulation unit activity
Units outstanding at beginning of year	1,507,393	272,498
Contract purchase payments	45,415	44,097
Net transfers(1)	(54,665)	16,083
Transfers for policy loans	(2,883)	—
Contract charges	(749)	(33)
Contract terminations:
Surrender benefits	(165,433)	(15,509)
Death benefits	(3,360)	(32,933)
Units outstanding at end of year	1,325,718	284,203

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	233

Statements of Changes in Net Assets

Year ended Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Operations
Investment income (loss) — net	$(340)	$(12,357)	$20,362	$114,473	$(10,795)
Net realized gain (loss) on sales of investments	(243)	43,433	427,932	(163,527)	36,687
Distributions from capital gains	5,209	—	—	—	101,722
Net change in unrealized appreciation or depreciation of investments	(18,379)	(11,070)	(437,656)	244,724	(32,756)
Net increase (decrease) in net assets resulting from operations	(13,753)	20,006	10,638	195,670	94,858

Contract transactions
Contract purchase payments	263,038	33,560	53,465	174,962	62,713
Net transfers(1)	26,233	(37,958)	(606,624)	(201,680)	342,216
Transfers for policy loans	—	(56)	51	(11,115)	(142)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(3,998)	—
Contract charges	(74)	(1,431)	(3,789)	(11,385)	(382)
Contract terminations:
Surrender benefits	(8,568)	(89,344)	(715,885)	(1,250,223)	(68,793)
Death benefits	—	(23,880)	(59,660)	(83,996)	(8,191)
Increase (decrease) from contract transactions	280,629	(119,109)	(1,332,442)	(1,387,435)	327,421
Net assets at beginning of year	53,646	1,342,660	6,938,103	9,495,199	882,574
Net assets at end of year	$320,522	$1,243,557	$5,616,299	$8,303,434	$1,304,853

Accumulation unit activity
Units outstanding at beginning of year	47,194	934,621	3,736,953	6,655,011	458,087
Contract purchase payments	234,415	22,826	28,738	128,676	30,687
Net transfers(1)	23,328	(28,222)	(344,796)	(150,217)	165,802
Transfers for policy loans	—	(35)	242	(5,156)	(70)
Contract charges	(67)	(951)	(2,057)	(7,432)	(189)
Contract terminations:
Surrender benefits	(7,478)	(60,314)	(378,701)	(760,857)	(33,839)
Death benefits	—	(15,297)	(29,725)	(50,907)	(4,085)
Units outstanding at end of year	297,392	852,628	3,010,654	5,809,118	616,393

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

234	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Operations
Investment income (loss) — net	$(1,779)	$(2,090)	$(10,506)	$28,854	$(19,431)
Net realized gain (loss) on sales of investments	(61,227)	22,388	75,369	234,816	323,387
Distributions from capital gains	27,878	—	—	228,387	310,715
Net change in unrealized appreciation or depreciation of investments	(557,999)	(19,472)	(62,661)	(611,786)	(470,024)
Net increase (decrease) in net assets resulting from operations	(593,127)	826	2,202	(119,729)	144,647

Contract transactions
Contract purchase payments	148,527	1,918	17,903	60,778	13,506
Net transfers(1)	194,402	(15,021)	(5,608)	81,210	(470,638)
Transfers for policy loans	636	326	4,453	(1,138)	(1,309)
Adjustments to net assets allocated to contracts in payment period	—	—	(187)	—	—
Contract charges	(588)	(155)	(662)	(2,442)	(2,862)
Contract terminations:
Surrender benefits	(45,688)	(65,609)	(259,390)	(557,868)	(394,076)
Death benefits	(13,138)	—	—	(60,684)	(56,241)
Increase (decrease) from contract transactions	284,151	(78,541)	(243,491)	(480,144)	(911,620)
Net assets at beginning of year	1,362,101	444,747	1,717,538	5,190,767	3,210,802
Net assets at end of year	$1,053,125	$367,032	$1,476,249	$4,590,894	$2,443,829

Accumulation unit activity
Units outstanding at beginning of year	1,153,863	381,947	1,043,523	2,646,297	1,744,979
Contract purchase payments	147,392	1,580	10,243	29,641	7,007
Net transfers(1)	212,173	(13,125)	(8,247)	31,696	(247,924)
Transfers for policy loans	648	269	2,658	(482)	(704)
Contract charges	(595)	(131)	(385)	(1,281)	(1,480)
Contract terminations:
Surrender benefits	(50,284)	(55,304)	(154,237)	(296,505)	(204,922)
Death benefits	(12,113)	—	—	(29,004)	(28,365)
Units outstanding at end of year	1,451,084	315,236	893,555	2,380,362	1,268,591

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	235

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$15,211	$178,153	$10,023	$(10,913)	$(13,629)
Net realized gain (loss) on sales of investments	49,544	728,109	(76,990)	13,981	48,381
Distributions from capital gains	—	—	378,180	6,112	32,382
Net change in unrealized appreciation or depreciation of investments	(118,158)	(1,721,598)	(474,426)	(56,353)	(146,037)
Net increase (decrease) in net assets resulting from operations	(53,403)	(815,336)	(163,213)	(47,173)	(78,903)

Contract transactions
Contract purchase payments	15,008	275,376	157,213	13,924	34,383
Net transfers(1)	(31,781)	398,543	1,805,821	44,403	(62,412)
Transfers for policy loans	337	(2,061)	341	4,810	(334)
Adjustments to net assets allocated to contracts in payment period	—	(4,611)	—	—	—
Contract charges	(422)	(7,161)	(2,905)	(837)	(495)
Contract terminations:
Surrender benefits	(139,466)	(1,809,643)	(343,947)	(119,008)	(178,007)
Death benefits	—	(131,087)	(7,855)	(33,384)	(18,883)
Increase (decrease) from contract transactions	(156,324)	(1,280,644)	1,608,668	(90,092)	(225,748)
Net assets at beginning of year	1,273,469	17,466,054	4,794,173	1,538,701	1,651,239
Net assets at end of year	$1,063,742	$15,370,074	$6,239,628	$1,401,436	$1,346,588

Accumulation unit activity
Units outstanding at beginning of year	430,744	8,157,483	4,077,335	1,024,577	881,080
Contract purchase payments	5,122	137,585	131,501	9,205	18,824
Net transfers(1)	(10,474)	250,481	1,496,217	29,330	(33,793)
Transfers for policy loans	115	(1,401)	284	3,214	(167)
Contract charges	(144)	(3,421)	(2,458)	(552)	(274)
Contract terminations:
Surrender benefits	(47,524)	(841,976)	(287,760)	(80,448)	(96,670)
Death benefits	—	(67,653)	(6,829)	(23,312)	(10,786)
Units outstanding at end of year	377,839	7,631,098	5,408,290	962,014	758,214

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

236	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$(136,953)	$(1,341)	$(8,420)	$(4,774)	$(230,717)
Net realized gain (loss) on sales of investments	443,549	(46,558)	7,023	10,559	1,035,723
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(243,447)	17,213	10,015	(12,909)	(857,570)
Net increase (decrease) in net assets resulting from operations	63,149	(30,686)	8,618	(7,124)	(52,564)

Contract transactions
Contract purchase payments	927,705	1,593	264,303	225,631	261,070
Net transfers(1)	2,111,896	(60,739)	244,438	52,831	(32,378)
Transfers for policy loans	12,340	—	(999)	—	42,002
Adjustments to net assets allocated to contracts in payment period	(19,534)	—	—	—	(26,516)
Contract charges	(7,584)	(3)	(261)	(31)	(31,102)
Contract terminations:
Surrender benefits	(831,949)	(1,656)	(31,256)	(21)	(1,771,497)
Death benefits	(229,229)	—	(10,500)	—	(285,289)
Increase (decrease) from contract transactions	1,963,645	(60,805)	465,725	278,410	(1,843,710)
Net assets at beginning of year	11,885,197	148,260	552,211	240,687	22,468,285
Net assets at end of year	$13,911,991	$56,769	$1,026,554	$511,973	$20,572,011

Accumulation unit activity
Units outstanding at beginning of year	5,949,842	204,652	407,642	113,132	12,870,348
Contract purchase payments	546,005	421	190,995	103,907	158,779
Net transfers(1)	1,263,041	(101,172)	179,212	25,405	(70,487)
Transfers for policy loans	5,166	—	(740)	—	23,853
Contract charges	(3,949)	(4)	(189)	(14)	(19,203)
Contract terminations:
Surrender benefits	(436,643)	(2,355)	(23,521)	—	(1,080,028)
Death benefits	(124,875)	—	(7,942)	—	(147,889)
Units outstanding at end of year	7,198,587	101,542	745,457	242,430	11,735,373

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	237

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Operations
Investment income (loss) — net	$(1,123)	$(10,250)	$(320,039)	$2,166	$(7,733)
Net realized gain (loss) on sales of investments	942	13,415	2,522,607	(7,205)	(28,572)
Distributions from capital gains	—	—	—	—	22,754
Net change in unrealized appreciation or depreciation of investments	(749)	(42,797)	(3,461,761)	(2,290)	(75,398)
Net increase (decrease) in net assets resulting from operations	(930)	(39,632)	(1,259,193)	(7,329)	(88,949)

Contract transactions
Contract purchase payments	1,804	186,683	488,250	40,611	83,351
Net transfers(1)	(18,257)	88,192	(1,706,738)	(39,051)	(51,548)
Transfers for policy loans	—	—	31,963	225	—
Adjustments to net assets allocated to contracts in payment period	—	—	4,091	—	—
Contract charges	(17)	(163)	(23,940)	(214)	(103)
Contract terminations:
Surrender benefits	(27,921)	(30,025)	(4,020,185)	(9,581)	(22,931)
Death benefits	—	—	(353,382)	(10,770)	—
Increase (decrease) from contract transactions	(44,391)	244,687	(5,579,941)	(18,780)	8,769
Net assets at beginning of year	139,049	899,959	37,083,984	321,829	746,608
Net assets at end of year	$93,728	$1,105,014	$30,244,850	$295,720	$666,428

Accumulation unit activity
Units outstanding at beginning of year	151,036	516,940	16,772,854	353,127	703,805
Contract purchase payments	1,921	109,001	217,569	44,084	79,979
Net transfers(1)	(19,251)	52,587	(795,428)	(42,686)	(63,650)
Transfers for policy loans	—	—	13,859	242	—
Contract charges	(19)	(96)	(12,037)	(233)	(104)
Contract terminations:
Surrender benefits	(29,869)	(17,565)	(1,854,075)	(10,463)	(21,770)
Death benefits	—	—	(158,125)	(11,875)	—
Units outstanding at end of year	103,818	660,867	14,184,617	332,196	698,260

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

238	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(88,424)	$(3,174)	$(93,038)	$(19,698)	$(118,565)
Net realized gain (loss) on sales of investments	194,507	(5,660)	(279,425)	1	314
Distributions from capital gains	282,293	25,376	818,226	—	—
Net change in unrealized appreciation or depreciation of investments	(1,375,179)	(39,049)	(1,124,857)	2	(313)
Net increase (decrease) in net assets resulting from operations	(986,803)	(22,507)	(679,094)	(19,695)	(118,564)

Contract transactions
Contract purchase payments	164,004	30,733	64,089	137,146	750,373
Net transfers(1)	(346,524)	(9,747)	(414,145)	2,540,204	4,039,123
Transfers for policy loans	15,790	—	2,608	—	33,341
Adjustments to net assets allocated to contracts in payment period	(2,750)	—	(1,793)	—	(1,709)
Contract charges	(11,797)	(57)	(13,777)	(157)	(10,517)
Contract terminations:
Surrender benefits	(1,268,546)	(13,794)	(917,298)	(185,267)	(3,400,914)
Death benefits	(66,931)	—	(78,682)	—	(77,780)
Increase (decrease) from contract transactions	(1,516,754)	7,135	(1,358,998)	2,491,926	1,331,917
Net assets at beginning of year	11,281,752	309,523	10,537,229	1,107,617	12,673,359
Net assets at end of year	$8,778,195	$294,151	$8,499,137	$3,579,848	$13,886,712

Accumulation unit activity
Units outstanding at beginning of year	5,481,790	300,554	6,529,668	1,136,696	11,622,616
Contract purchase payments	80,608	30,500	40,242	144,145	709,342
Net transfers(1)	(223,811)	(9,657)	(269,372)	2,665,020	3,909,196
Transfers for policy loans	8,832	—	1,859	—	29,743
Contract charges	(5,678)	(57)	(8,958)	(165)	(9,838)
Contract terminations:
Surrender benefits	(600,850)	(14,056)	(559,252)	(197,704)	(3,098,844)
Death benefits	(32,098)	—	(50,986)	—	(72,372)
Units outstanding at end of year	4,708,793	307,284	5,683,201	3,747,992	13,089,843

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	239

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Operations
Investment income (loss) — net	$37,688	$750,777	$462,107	$632,386	$(216)
Net realized gain (loss) on sales of investments	(10,924)	99,670	(80,484)	(215,808)	(6,274)
Distributions from capital gains	—	—	50,575	68,228	2,224
Net change in unrealized appreciation or depreciation of investments	(43,760)	(1,096,018)	(544,365)	(604,538)	(7,822)
Net increase (decrease) in net assets resulting from operations	(16,996)	(245,571)	(112,167)	(119,732)	(12,088)

Contract transactions
Contract purchase payments	37,153	107,458	201,947	70,664	68,748
Net transfers(1)	(89,806)	(175,005)	(43,460)	(923,067)	321,885
Transfers for policy loans	—	8,682	(3,081)	(991)	—
Adjustments to net assets allocated to contracts in payment period	—	(8,735)	—	(1,831)	—
Contract charges	(122)	(8,104)	(5,293)	(13,305)	(159)
Contract terminations:
Surrender benefits	(43,139)	(2,243,721)	(447,762)	(797,623)	(46,910)
Death benefits	—	(56,816)	(110,416)	(69,354)	—
Increase (decrease) from contract transactions	(95,914)	(2,376,241)	(408,065)	(1,735,507)	343,564
Net assets at beginning of year	846,041	16,078,920	5,584,158	8,439,724	695,071
Net assets at end of year	$733,131	$13,457,108	$5,063,926	$6,584,485	$1,026,547

Accumulation unit activity
Units outstanding at beginning of year	611,322	7,056,462	4,507,942	4,680,370	608,488
Contract purchase payments	26,718	48,057	151,098	38,722	60,286
Net transfers(1)	(63,835)	(73,496)	(25,022)	(523,814)	280,352
Transfers for policy loans	—	4,092	(1,864)	(471)	—
Contract charges	(91)	(3,594)	(4,580)	(7,321)	(140)
Contract terminations:
Surrender benefits	(31,078)	(957,163)	(382,632)	(431,465)	(41,317)
Death benefits	—	(23,588)	(95,876)	(38,391)	—
Units outstanding at end of year	543,036	6,050,770	4,149,066	3,717,630	907,669

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

240	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
Operations
Investment income (loss) — net	$115,560	$(6,056)	$(46,106)	$(95,638)	$92,410
Net realized gain (loss) on sales of investments	(200,979)	42,901	380,009	588,573	(73,197)
Distributions from capital gains	94,633	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(227,328)	(3,570)	77,121	(530,247)	(57,805)
Net increase (decrease) in net assets resulting from operations	(218,114)	33,275	411,024	(37,312)	(38,592)

Contract transactions
Contract purchase payments	265,239	193,017	103,598	814,085	90,278
Net transfers(1)	(481,375)	(67,038)	569,992	1,039,926	(2,759,588)
Transfers for policy loans	(6,420)	—	4,977	10,503	—
Adjustments to net assets allocated to contracts in payment period	(21,434)	—	(2,538)	—	—
Contract charges	(43,408)	(25)	(5,364)	(3,839)	(1,256)
Contract terminations:
Surrender benefits	(3,683,526)	(7,053)	(645,252)	(1,112,762)	(147,648)
Death benefits	(201,599)	—	(24,195)	(81,676)	(36,293)
Increase (decrease) from contract transactions	(4,172,523)	118,901	1,218	666,237	(2,854,507)
Net assets at beginning of year	33,316,079	493,463	5,034,258	9,593,432	4,496,575
Net assets at end of year	$28,925,442	$645,639	$5,446,500	$10,222,357	$1,603,476

Accumulation unit activity
Units outstanding at beginning of year	20,327,307	248,577	4,922,800	5,751,248	4,301,729
Contract purchase payments	159,899	93,224	102,503	482,266	85,651
Net transfers(1)	(288,319)	(36,707)	541,977	584,520	(2,632,437)
Transfers for policy loans	(3,104)	—	4,792	6,881	—
Contract charges	(27,096)	(12)	(4,967)	(2,305)	(1,227)
Contract terminations:
Surrender benefits	(2,229,974)	(3,388)	(624,859)	(693,485)	(146,155)
Death benefits	(129,273)	—	(14,872)	(45,198)	(34,236)
Units outstanding at end of year	17,809,440	301,694	4,927,374	6,083,927	1,573,325

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	241

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
Operations
Investment income (loss) — net	$3,398	$(126,308)	$(447,046)	$(3,360,130)	$(7,140,316)
Net realized gain (loss) on sales of investments	417	31,412	85,692	458,667	3,232,223
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(8,240)	(255,225)	(1,070,812)	(13,632,012)	(22,220,737)
Net increase (decrease) in net assets resulting from operations	(4,425)	(350,121)	(1,432,166)	(16,533,475)	(26,128,830)

Contract transactions
Contract purchase payments	43,964	5,130,206	12,733,582	70,526,202	127,222,417
Net transfers(1)	192,893	5,470,610	3,270,198	41,356,260	7,522,681
Transfers for policy loans	—	—	—	6,042	(19,109)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(32,189)
Contract charges	(113)	(109,839)	(366,846)	(3,051,720)	(6,943,222)
Contract terminations:
Surrender benefits	(958)	(339,261)	(503,318)	(8,870,795)	(9,840,252)
Death benefits	—	—	(454,817)	(1,218,649)	(3,673,084)
Increase (decrease) from contract transactions	235,786	10,151,716	14,678,799	98,747,340	114,237,242
Net assets at beginning of year	258,786	7,205,315	35,604,896	290,133,311	638,387,620
Net assets at end of year	$490,147	$17,006,910	$48,851,529	$372,347,176	$726,496,032

Accumulation unit activity
Units outstanding at beginning of year	259,315	6,922,432	33,120,787	257,165,674	548,588,293
Contract purchase payments	44,306	4,915,264	11,775,614	61,279,043	109,742,967
Net transfers(1)	195,988	5,287,140	3,045,649	36,524,170	6,473,564
Transfers for policy loans	—	—	—	5,682	(17,095)
Contract charges	(115)	(105,880)	(341,221)	(2,714,493)	(5,959,393)
Contract terminations:
Surrender benefits	(665)	(325,115)	(471,254)	(8,035,695)	(8,590,746)
Death benefits	—	—	(414,514)	(1,100,888)	(3,096,157)
Units outstanding at end of year	498,829	16,693,841	46,715,061	343,123,493	647,141,433

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

242	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 2
Operations
Investment income (loss) — net	$(1,803)	$(45,559)	$(5,810)	$(36,529)	$(403)
Net realized gain (loss) on sales of investments	14,337	174,528	2,341	400,420	748
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(7,913)	45,559	(32,691)	(589,189)	(333)
Net increase (decrease) in net assets resulting from operations	4,621	174,528	(36,160)	(225,298)	12

Contract transactions
Contract purchase payments	56,573	65,981	24,714	55,820	84,944
Net transfers(1)	9,182	15,420	21,858	(411,196)	59,067
Transfers for policy loans	—	9,725	—	1,691	—
Adjustments to net assets allocated to contracts in payment period	—	(5,108)	—	—	—
Contract charges	(30)	(2,147)	(55)	(3,258)	(41)
Contract terminations:
Surrender benefits	(135)	(296,061)	(588)	(648,768)	(2,319)
Death benefits	(10,495)	(11,771)	—	(17,817)	—
Increase (decrease) from contract transactions	55,095	(223,961)	45,929	(1,023,528)	141,651
Net assets at beginning of year	148,090	3,987,067	547,073	4,638,187	135,521
Net assets at end of year	$207,806	$3,937,634	$556,842	$3,389,361	$277,184

Accumulation unit activity
Units outstanding at beginning of year	92,728	2,435,803	271,721	2,261,377	102,107
Contract purchase payments	33,697	37,597	13,272	28,518	60,573
Net transfers(1)	4,400	9,103	9,276	(205,605)	41,489
Transfers for policy loans	—	5,970	—	822	—
Contract charges	(18)	(1,234)	(30)	(1,620)	(29)
Contract terminations:
Surrender benefits	(50)	(171,254)	(304)	(331,895)	(1,514)
Death benefits	(6,364)	(6,678)	—	(8,326)	—
Units outstanding at end of year	124,393	2,309,307	293,935	1,743,271	202,626

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	243

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(9,472)	$(3,075)	$(11,472)	$(2,026)	$(21,811)
Net realized gain (loss) on sales of investments	163,943	6,808	136,533	4,822	198,632
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	64,675	(22,310)	(191,309)	(11,470)	(263,597)
Net increase (decrease) in net assets resulting from operations	219,146	(18,577)	(66,248)	(8,674)	(86,776)

Contract transactions
Contract purchase payments	64,299	27,500	14,205	8,419	29,252
Net transfers(1)	29,249	(39,787)	16,154	(14,282)	(85,474)
Transfers for policy loans	8,980	—	679	—	1,962
Adjustments to net assets allocated to contracts in payment period	(6,435)	—	—	—	(1,155)
Contract charges	(2,824)	(31)	(452)	(32)	(1,574)
Contract terminations:
Surrender benefits	(759,816)	(2,866)	(178,680)	(237)	(333,249)
Death benefits	(23,009)	—	(20,652)	—	(7,729)
Increase (decrease) from contract transactions	(689,556)	(15,184)	(168,746)	(6,132)	(397,967)
Net assets at beginning of year	5,252,006	268,070	1,309,067	202,844	2,682,943
Net assets at end of year	$4,781,596	$234,309	$1,074,073	$188,038	$2,198,200

Accumulation unit activity
Units outstanding at beginning of year	3,848,336	132,119	700,365	99,309	1,169,774
Contract purchase payments	43,478	14,202	7,768	4,358	11,766
Net transfers(1)	12,392	(22,464)	14,526	(7,900)	(41,073)
Transfers for policy loans	5,675	—	390	—	634
Contract charges	(1,991)	(18)	(250)	(17)	(670)
Contract terminations:
Surrender benefits	(529,118)	(1,409)	(98,424)	(99)	(148,437)
Death benefits	(17,798)	—	(11,041)	—	(3,870)
Units outstanding at end of year	3,360,974	122,430	613,334	95,651	988,124

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

244	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Operations
Investment income (loss) — net	$152,607	$(3,988)	$4,917	$107,354	$(10,449)
Net realized gain (loss) on sales of investments	(20,913)	14,939	404	60,443	(287,634)
Distributions from capital gains	53,407	—	637	12,778	—
Net change in unrealized appreciation or depreciation of investments	(199,645)	(45,687)	(5,877)	(149,318)	(29,716)
Net increase (decrease) in net assets resulting from operations	(14,544)	(34,736)	81	31,257	(327,799)

Contract transactions
Contract purchase payments	100,823	37,629	57,978	47,531	28,919
Net transfers(1)	(42,560)	33,041	24,966	(778,444)	(73,488)
Transfers for policy loans	—	—	—	6,053	2,780
Adjustments to net assets allocated to contracts in payment period	—	—	—	(6,460)	—
Contract charges	(85)	(67)	(32)	(3,990)	(881)
Contract terminations:
Surrender benefits	(33,433)	(3,569)	(5,231)	(921,613)	(208,045)
Death benefits	—	—	—	(61,030)	(1,725)
Increase (decrease) from contract transactions	24,745	67,034	77,681	(1,717,953)	(252,440)
Net assets at beginning of year	457,111	357,309	237,044	6,779,124	1,435,932
Net assets at end of year	$467,312	$389,607	$314,806	$5,092,428	$855,693

Accumulation unit activity
Units outstanding at beginning of year	429,277	184,938	230,309	5,321,912	2,284,651
Contract purchase payments	94,678	18,825	56,149	36,309	50,868
Net transfers(1)	(40,174)	14,947	24,368	(597,735)	(130,582)
Transfers for policy loans	—	—	—	4,477	4,966
Contract charges	(80)	(36)	(31)	(3,190)	(1,654)
Contract terminations:
Surrender benefits	(31,869)	(1,828)	(4,953)	(710,820)	(372,555)
Death benefits	—	—	—	(48,905)	(3,182)
Units outstanding at end of year	451,832	216,846	305,842	4,002,048	1,832,512

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	245

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	ET VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
Operations
Investment income (loss) — net	$15,421	$7,218	$236,949	$(48,339)	$13,551
Net realized gain (loss) on sales of investments	(13,101)	6,947	(54,652)	1,108,298	71,956
Distributions from capital gains	1,975	—	—	2,638,759	69,528
Net change in unrealized appreciation or depreciation of investments	(72,613)	(9,369)	(335,596)	(3,886,193)	(196,921)
Net increase (decrease) in net assets resulting from operations	(68,318)	4,796	(153,299)	(187,475)	(41,886)

Contract transactions
Contract purchase payments	52,847	11,599	83,154	1,109,493	10,048
Net transfers(1)	(72,691)	(69,633)	(803,192)	(690,164)	(25,188)
Transfers for policy loans	335	—	(4,409)	84	3,132
Adjustments to net assets allocated to contracts in payment period	—	—	(606)	(10,126)	—
Contract charges	(383)	(141)	(9,838)	(17,428)	(483)
Contract terminations:
Surrender benefits	(23,638)	(77,839)	(1,441,666)	(2,572,070)	(212,665)
Death benefits	—	(5,981)	(78,124)	(156,962)	—
Increase (decrease) from contract transactions	(43,530)	(141,995)	(2,254,681)	(2,337,173)	(225,156)
Net assets at beginning of year	889,426	337,475	10,957,716	29,543,759	1,457,454
Net assets at end of year	$777,578	$200,276	$8,549,736	$27,019,111	$1,190,412

Accumulation unit activity
Units outstanding at beginning of year	872,751	284,473	8,585,141	16,882,200	852,084
Contract purchase payments	53,135	9,481	64,534	635,225	5,828
Net transfers(1)	(77,400)	(56,703)	(630,400)	(428,969)	(15,350)
Transfers for policy loans	341	—	(3,342)	162	1,801
Contract charges	(381)	(115)	(7,661)	(9,915)	(280)
Contract terminations:
Surrender benefits	(23,665)	(64,226)	(1,120,129)	(1,454,858)	(125,421)
Death benefits	—	(5,013)	(60,342)	(88,127)	—
Units outstanding at end of year	824,781	167,897	6,827,801	15,535,718	718,662

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

246	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2
Operations
Investment income (loss) — net	$83,281	$(13,910)	$(177,608)	$1,112	$8,662
Net realized gain (loss) on sales of investments	435,211	61,237	625,916	6,212	125,896
Distributions from capital gains	459,825	346,825	3,369,641	325	4,438
Net change in unrealized appreciation or depreciation of investments	(1,257,795)	(451,248)	(4,388,756)	2,433	3,165
Net increase (decrease) in net assets resulting from operations	(279,478)	(57,096)	(570,807)	10,082	142,161

Contract transactions
Contract purchase payments	115,581	18,337	587,845	3,966	66,220
Net transfers(1)	(11,837)	(44,171)	(1,121,133)	(3,110)	(321,951)
Transfers for policy loans	1,867	5,240	(18,463)	1,055	4,682
Adjustments to net assets allocated to contracts in payment period	(5,424)	(5,203)	(2,083)	—	(258)
Contract charges	(4,437)	(1,023)	(20,839)	(139)	(2,375)
Contract terminations:
Surrender benefits	(1,049,458)	(267,266)	(2,988,730)	(32,452)	(528,647)
Death benefits	(32,244)	(7,380)	(150,147)	(5,631)	(20,908)
Increase (decrease) from contract transactions	(985,952)	(301,466)	(3,713,550)	(36,311)	(803,237)
Net assets at beginning of year	9,437,426	2,940,060	28,315,788	339,473	4,898,554
Net assets at end of year	$8,171,996	$2,581,498	$24,031,431	$313,244	$4,237,478

Accumulation unit activity
Units outstanding at beginning of year	4,688,566	889,630	9,898,983	261,178	3,235,813
Contract purchase payments	56,182	5,395	209,900	2,895	43,576
Net transfers(1)	(9,864)	(13,298)	(421,260)	(2,197)	(224,942)
Transfers for policy loans	759	1,526	(5,085)	765	3,113
Contract charges	(2,226)	(303)	(7,398)	(102)	(1,517)
Contract terminations:
Surrender benefits	(525,644)	(79,478)	(963,032)	(23,821)	(334,653)
Death benefits	(16,378)	(2,098)	(61,482)	(3,825)	(16,489)
Units outstanding at end of year	4,191,395	801,374	8,650,626	234,893	2,704,901

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	247

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$24,944	$170,780	$153,524	$235,752	$(24,196)
Net realized gain (loss) on sales of investments	(28,672)	(112,869)	(186,366)	374,665	440,325
Distributions from capital gains	3,213	—	—	750,100	1,245,989
Net change in unrealized appreciation or depreciation of investments	(37,935)	(86,132)	(179,729)	(1,977,169)	(2,353,733)
Net increase (decrease) in net assets resulting from operations	(38,450)	(28,221)	(212,571)	(616,652)	(691,615)

Contract transactions
Contract purchase payments	241,942	86,420	375,764	415,092	186,926
Net transfers(1)	(420,297)	(538,477)	(2,477,255)	(130,934)	(844,608)
Transfers for policy loans	631	2,959	—	43	(2,905)
Adjustments to net assets allocated to contracts in payment period	—	(911)	—	—	—
Contract charges	(340)	(4,726)	(1,405)	(6,210)	(3,354)
Contract terminations:
Surrender benefits	(90,870)	(716,456)	(225,451)	(1,178,696)	(1,034,004)
Death benefits	(22,454)	(107,561)	—	(134,126)	(162,044)
Increase (decrease) from contract transactions	(291,388)	(1,278,752)	(2,328,347)	(1,034,831)	(1,859,989)
Net assets at beginning of year	1,711,256	7,743,920	4,063,901	11,757,027	9,944,905
Net assets at end of year	$1,381,418	$6,436,947	$1,522,983	$10,105,544	$7,393,301

Accumulation unit activity
Units outstanding at beginning of year	1,696,732	4,367,482	3,659,915	6,426,366	3,860,166
Contract purchase payments	239,973	44,809	339,046	232,474	78,284
Net transfers(1)	(412,473)	(359,668)	(2,302,060)	(65,894)	(377,284)
Transfers for policy loans	624	1,724	—	248	(326)
Contract charges	(336)	(2,731)	(1,278)	(3,539)	(1,292)
Contract terminations:
Surrender benefits	(90,573)	(364,031)	(202,590)	(618,264)	(360,508)
Death benefits	(22,188)	(54,737)	—	(71,529)	(66,952)
Units outstanding at end of year	1,411,759	3,632,848	1,493,033	5,899,862	3,132,088

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

248	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$89,660	$(53,651)	$1,204	$(2,343)	$27,978
Net realized gain (loss) on sales of investments	(26,887)	201,036	(174)	6,242	422,539
Distributions from capital gains	6,645	755,830	152	41,561	387,629
Net change in unrealized appreciation or depreciation of investments	(139,519)	(1,983,407)	(6,608)	(55,796)	(900,251)
Net increase (decrease) in net assets resulting from operations	(70,101)	(1,080,192)	(5,426)	(10,336)	(62,105)

Contract transactions
Contract purchase payments	178,182	111,745	50,546	4,813	55,590
Net transfers(1)	272,281	(110,728)	26,889	1,574	(30,302)
Transfers for policy loans	225	11,620	—	86	2,853
Adjustments to net assets allocated to contracts in payment period	—	(3,454)	—	—	(723)
Contract charges	(400)	(10,036)	(14)	(79)	(13,317)
Contract terminations:
Surrender benefits	(26,492)	(1,229,058)	(2,081)	(38,295)	(889,803)
Death benefits	—	(185,579)	—	—	(56,153)
Increase (decrease) from contract transactions	423,796	(1,415,490)	75,340	(31,901)	(931,855)
Net assets at beginning of year	986,242	11,998,407	29,766	361,791	7,072,495
Net assets at end of year	$1,339,937	$9,502,725	$99,680	$319,554	$6,078,535

Accumulation unit activity
Units outstanding at beginning of year	996,908	3,040,651	29,228	157,925	4,225,048
Contract purchase payments	183,747	29,264	53,011	2,016	33,093
Net transfers(1)	279,403	(28,443)	28,133	—	(17,119)
Transfers for policy loans	226	3,041	—	36	1,791
Contract charges	(410)	(2,710)	(15)	(34)	(7,770)
Contract terminations:
Surrender benefits	(27,649)	(315,681)	(1,848)	(16,617)	(533,551)
Death benefits	—	(47,995)	—	—	(34,025)
Units outstanding at end of year	1,432,225	2,678,127	108,509	143,326	3,667,467

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	249

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I
Operations
Investment income (loss) — net	$(2,996)	$(31,064)	$17,233	$65,618	$(10,792)
Net realized gain (loss) on sales of investments	5,867	224,510	(21,476)	466,105	432,609
Distributions from capital gains	1,814	18,648	54,633	23,291	784,503
Net change in unrealized appreciation or depreciation of investments	8,060	(78,052)	(83,696)	(1,146,227)	(1,733,788)
Net increase (decrease) in net assets resulting from operations	12,745	134,042	(33,306)	(591,213)	(527,468)

Contract transactions
Contract purchase payments	5,745	15,834	90,343	86,339	84,820
Net transfers(1)	14,760	(156,116)	(102,183)	(154,196)	(196,346)
Transfers for policy loans	—	(976)	—	(3,350)	11,601
Adjustments to net assets allocated to contracts in payment period	—	(527)	—	—	(4,331)
Contract charges	(154)	(13,281)	(119)	(22,352)	(4,275)
Contract terminations:
Surrender benefits	(11,978)	(417,608)	(59,786)	(823,136)	(732,542)
Death benefits	—	(39,889)	—	(130,616)	(171,402)
Increase (decrease) from contract transactions	8,373	(612,563)	(71,745)	(1,047,311)	(1,012,475)
Net assets at beginning of year	312,880	3,625,749	657,407	9,076,465	8,441,330
Net assets at end of year	$333,998	$3,147,228	$552,356	$7,437,941	$6,901,387

Accumulation unit activity
Units outstanding at beginning of year	216,362	2,521,736	639,385	5,030,260	2,966,144
Contract purchase payments	3,890	10,681	87,983	49,008	31,417
Net transfers(1)	9,650	(105,192)	(100,459)	(89,163)	(70,741)
Transfers for policy loans	—	(639)	—	(1,596)	4,228
Contract charges	(104)	(9,002)	(118)	(12,902)	(1,551)
Contract terminations:
Surrender benefits	(7,901)	(281,717)	(58,568)	(466,846)	(265,936)
Death benefits	—	(27,024)	—	(71,759)	(62,021)
Units outstanding at end of year	221,897	2,108,843	568,223	4,437,002	2,601,540

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

250	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$8,060	$6,192	$(32,937)	$22,490	$(4,081)
Net realized gain (loss) on sales of investments	84,106	59,119	383,513	89,116	11,319
Distributions from capital gains	—	—	319,424	—	35,702
Net change in unrealized appreciation or depreciation of investments	(74,626)	(55,347)	(600,702)	(322,978)	(40,661)
Net increase (decrease) in net assets resulting from operations	17,540	9,964	69,298	(211,372)	2,279

Contract transactions
Contract purchase payments	14,460	7,867	48,999	74,731	2,526
Net transfers(1)	(117,736)	(14,269)	329,815	802,643	(10,692)
Transfers for policy loans	(484)	(253)	748	(2,516)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(443)	(1,489)	(2,884)	(5,020)	(208)
Contract terminations:
Surrender benefits	(108,544)	(82,910)	(523,357)	(350,230)	(20,445)
Death benefits	(16,039)	(15,993)	(68,939)	(26,718)	(2,005)
Increase (decrease) from contract transactions	(228,786)	(107,047)	(215,618)	492,890	(30,824)
Net assets at beginning of year	1,151,180	1,261,103	3,522,951	4,565,975	477,535
Net assets at end of year	$939,934	$1,164,020	$3,376,631	$4,847,493	$448,990

Accumulation unit activity
Units outstanding at beginning of year	734,403	813,576	1,610,621	2,845,662	335,793
Contract purchase payments	9,112	5,021	21,170	46,710	1,709
Net transfers(1)	(72,605)	(10,531)	135,023	492,076	(7,125)
Transfers for policy loans	(318)	(160)	326	(1,615)	—
Contract charges	(277)	(949)	(1,232)	(3,181)	(142)
Contract terminations:
Surrender benefits	(67,661)	(52,603)	(224,118)	(216,345)	(14,179)
Death benefits	(9,856)	(9,922)	(28,966)	(16,168)	(1,463)
Units outstanding at end of year	592,798	744,432	1,512,824	3,147,139	314,593

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	251

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv
Operations
Investment income (loss) — net	$(13,647)	$(11,702)	$(7,120)	$(2,561)	$8,237
Net realized gain (loss) on sales of investments	81,658	63,551	(90,681)	22,102	(2,058)
Distributions from capital gains	111,379	140,020	199,720	87,173	3,332
Net change in unrealized appreciation or depreciation of investments	(168,983)	(107,099)	(210,511)	(83,818)	(22,209)
Net increase (decrease) in net assets resulting from operations	10,407	84,770	(108,592)	22,896	(12,698)

Contract transactions
Contract purchase payments	13,722	25,692	138,768	7,572	153,383
Net transfers(1)	13,069	56,259	(226,690)	14,558	228,361
Transfers for policy loans	(1,563)	(6,247)	—	3,869	225
Adjustments to net assets allocated to contracts in payment period	—	—	—	(7,277)	—
Contract charges	(618)	(2,467)	(436)	(258)	(120)
Contract terminations:
Surrender benefits	(147,837)	(190,468)	(48,157)	(37,396)	(8,812)
Death benefits	(52,478)	(11,236)	—	—	—
Increase (decrease) from contract transactions	(175,705)	(128,467)	(136,515)	(18,932)	373,037
Net assets at beginning of year	1,546,200	1,477,630	1,200,318	766,528	413,039
Net assets at end of year	$1,380,902	$1,433,933	$955,211	$770,492	$773,378

Accumulation unit activity
Units outstanding at beginning of year	1,095,615	1,107,026	1,064,210	660,717	403,756
Contract purchase payments	9,375	19,721	123,997	6,251	149,902
Net transfers(1)	10,119	46,536	(209,704)	11,979	220,321
Transfers for policy loans	(1,050)	(4,736)	—	3,182	218
Contract charges	(423)	(1,706)	(390)	(215)	(117)
Contract terminations:
Surrender benefits	(100,602)	(140,475)	(44,582)	(30,975)	(8,310)
Death benefits	(35,644)	(8,612)	—	—	—
Units outstanding at end of year	977,390	1,017,754	933,531	650,939	765,770

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

252	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$(403)	$(6,424)	$(20,203)	$(6,898)	$(3,913)
Net realized gain (loss) on sales of investments	(1,301)	41,963	297,178	(61,106)	(497)
Distributions from capital gains	7,609	112,672	837,909	59,969	10,961
Net change in unrealized appreciation or depreciation of investments	(13,322)	(118,716)	(914,992)	(175,115)	(13,608)
Net increase (decrease) in net assets resulting from operations	(7,417)	29,495	199,892	(183,150)	(7,057)

Contract transactions
Contract purchase payments	12,075	22,364	55,721	29,717	19,920
Net transfers(1)	44,766	(27,513)	(370,039)	(135,249)	133,382
Transfers for policy loans	—	945	1,062	1,900	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(139)	(336)	(8,224)	(867)	(229)
Contract terminations:
Surrender benefits	—	(88,529)	(440,134)	(170,889)	(1,277)
Death benefits	—	—	(31,673)	(2,822)	—
Increase (decrease) from contract transactions	56,702	(93,069)	(793,287)	(278,210)	151,796
Net assets at beginning of year	116,890	807,407	4,779,238	2,194,367	307,325
Net assets at end of year	$166,175	$743,833	$4,185,843	$1,733,007	$452,064

Accumulation unit activity
Units outstanding at beginning of year	96,279	896,360	3,139,153	1,513,348	268,008
Contract purchase payments	9,938	23,991	35,138	20,126	17,683
Net transfers(1)	36,066	(29,550)	(232,959)	(93,172)	116,266
Transfers for policy loans	—	1,016	666	1,354	—
Contract charges	(119)	(367)	(5,162)	(605)	(196)
Contract terminations:
Surrender benefits	—	(98,929)	(276,062)	(119,614)	(1,103)
Death benefits	—	—	(19,649)	(2,050)	—
Units outstanding at end of year	142,164	792,521	2,641,125	1,319,387	400,658

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	253

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	MFS Mass Inv Gro Stock, Serv Cl(2)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II
Operations
Investment income (loss) — net	$(8,882)	$(17,629)	$245,367	$38,282	$(17,738)
Net realized gain (loss) on sales of investments	(26,976)	27,979	376,850	93,447	(14,950)
Distributions from capital gains	257,679	67,563	566,979	—	330,400
Net change in unrealized appreciation or depreciation of investments	(321,475)	(118,870)	(2,466,453)	(194,148)	(422,293)
Net increase (decrease) in net assets resulting from operations	(99,654)	(40,957)	(1,277,257)	(62,419)	(124,581)

Contract transactions
Contract purchase payments	42,083	37,647	255,408	34,492	72,769
Net transfers(1)	4,369,439	(100,457)	(887,010)	266,896	(189,513)
Transfers for policy loans	(3,092)	3,206	(4,911)	4,047	199
Adjustments to net assets allocated to contracts in payment period	—	—	(2,114)	—	—
Contract charges	(1,574)	(1,114)	(5,047)	(2,713)	(1,199)
Contract terminations:
Surrender benefits	(274,766)	(286,103)	(882,046)	(387,999)	(280,722)
Death benefits	(19,797)	(14,526)	(78,173)	(11,583)	(120)
Increase (decrease) from contract transactions	4,112,293	(361,347)	(1,603,893)	(96,860)	(398,586)
Net assets at beginning of year	—	2,239,334	9,594,441	2,885,057	2,123,445
Net assets at end of year	$4,012,639	$1,837,030	$6,713,291	$2,725,778	$1,600,278

Accumulation unit activity
Units outstanding at beginning of year	—	1,303,483	3,425,640	2,083,659	1,122,900
Contract purchase payments	42,145	20,966	101,878	24,607	38,678
Net transfers(1)	4,368,059	(57,847)	(312,844)	196,262	(94,877)
Transfers for policy loans	(3,014)	1,722	(1,441)	2,898	102
Contract charges	(1,580)	(625)	(1,954)	(1,964)	(656)
Contract terminations:
Surrender benefits	(279,303)	(162,306)	(317,832)	(282,220)	(147,488)
Death benefits	(19,524)	(8,450)	(31,165)	(8,383)	(64)
Units outstanding at end of year	4,106,783	1,096,943	2,862,282	2,014,859	918,595

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

See accompanying notes to financial statements.

254	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	NB AMT US Eq Index PW Strat, Cl S	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv	Oppen Global VA, Serv
Operations
Investment income (loss) — net	$(317)	$1,064	$(4,346)	$18,071	$7,670
Net realized gain (loss) on sales of investments	55	21,808	29,157	68,074	288,359
Distributions from capital gains	392	3,662	56,742	73,562	403,088
Net change in unrealized appreciation or depreciation of investments	(2,766)	(17,040)	(91,780)	(270,613)	(514,197)
Net increase (decrease) in net assets resulting from operations	(2,636)	9,494	(10,227)	(110,906)	184,920

Contract transactions
Contract purchase payments	10,875	17,183	2,142	2,031	216,107
Net transfers(1)	26,157	262,077	(15,061)	(147,479)	(353,611)
Transfers for policy loans	—	89	1,204	—	1,700
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	—	(2,035)	(296)	(176)	(1,724)
Contract terminations:
Surrender benefits	(74)	(109,432)	(57,726)	(87,065)	(623,509)
Death benefits	—	(1,266)	—	(55,411)	(94,994)
Increase (decrease) from contract transactions	36,958	166,616	(69,737)	(288,100)	(856,031)
Net assets at beginning of year	18,746	1,216,616	664,935	1,305,914	6,226,581
Net assets at end of year	$53,068	$1,392,726	$584,971	$906,908	$5,555,470

Accumulation unit activity
Units outstanding at beginning of year	17,459	1,117,371	361,151	909,796	3,515,533
Contract purchase payments	10,803	14,461	1,320	1,448	115,339
Net transfers(1)	27,524	232,442	(9,164)	(99,641)	(200,615)
Transfers for policy loans	—	73	634	—	898
Contract charges	—	(1,795)	(162)	(125)	(934)
Contract terminations:
Surrender benefits	—	(98,347)	(31,075)	(62,422)	(340,494)
Death benefits	—	(1,122)	—	(41,198)	(50,962)
Units outstanding at end of year	55,786	1,263,083	322,704	707,858	3,038,765

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	255

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl
Operations
Investment income (loss) — net	$1,038,459	$(9,639)	$206,973	$843	$16,018
Net realized gain (loss) on sales of investments	(60,626)	55,101	(356,473)	(404)	1,806
Distributions from capital gains	—	444,466	—	—	4,989
Net change in unrealized appreciation or depreciation of investments	(1,668,418)	(724,045)	(830,862)	(2,541)	(25,508)
Net increase (decrease) in net assets resulting from operations	(690,585)	(234,117)	(980,362)	(2,102)	(2,695)

Contract transactions
Contract purchase payments	351,467	138,593	189,894	8,501	124,784
Net transfers(1)	(1,721,825)	469,037	(2,113,976)	6,799	(86,305)
Transfers for policy loans	2,618	2,425	1,495	—	—
Adjustments to net assets allocated to contracts in payment period	(6,501)	—	—	—	—
Contract charges	(26,413)	(1,048)	(10,523)	(83)	(292)
Contract terminations:
Surrender benefits	(2,733,533)	(301,368)	(823,217)	(4,081)	(8,727)
Death benefits	(213,946)	(39,879)	(68,558)	—	—
Increase (decrease) from contract transactions	(4,348,133)	267,760	(2,824,885)	11,136	29,460
Net assets at beginning of year	24,845,973	3,027,722	11,897,126	105,661	436,238
Net assets at end of year	$19,807,255	$3,061,365	$8,091,879	$114,695	$463,003

Accumulation unit activity
Units outstanding at beginning of year	16,601,113	1,419,249	8,380,529	107,515	400,268
Contract purchase payments	245,132	67,717	136,946	8,109	126,150
Net transfers(1)	(1,154,319)	230,269	(1,537,909)	6,726	(84,845)
Transfers for policy loans	2,011	1,088	1,099	—	—
Contract charges	(17,684)	(501)	(7,703)	(81)	(295)
Contract terminations:
Surrender benefits	(1,815,740)	(146,246)	(587,577)	(4,012)	(2,398)
Death benefits	(144,304)	(20,387)	(49,616)	—	—
Units outstanding at end of year	13,716,209	1,551,189	6,335,769	118,257	438,880

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

256	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$147,562	$3,777	$38,062	$6,898	$(4,503)
Net realized gain (loss) on sales of investments	82,095	12,097	236,496	46,898	4,340
Distributions from capital gains	—	—	—	—	28,260
Net change in unrealized appreciation or depreciation of investments	(105,822)	(13,679)	(327,559)	(63,415)	(100,009)
Net increase (decrease) in net assets resulting from operations	123,835	2,195	(53,001)	(9,619)	(71,912)

Contract transactions
Contract purchase payments	13,643	16,147	70,971	9,374	3,674
Net transfers(1)	189,953	(33,690)	(61,995)	(15,168)	(21,063)
Transfers for policy loans	(340)	2,442	17,719	589	1,408
Adjustments to net assets allocated to contracts in payment period	—	(327)	(1,608)	—	—
Contract charges	(1,265)	(659)	(4,471)	(723)	(206)
Contract terminations:
Surrender benefits	(149,903)	(95,221)	(587,138)	(74,349)	(22,682)
Death benefits	(7,306)	(562)	(17,582)	(1,105)	—
Increase (decrease) from contract transactions	44,782	(111,870)	(584,104)	(81,382)	(38,869)
Net assets at beginning of year	1,856,235	982,067	6,039,669	840,705	571,304
Net assets at end of year	$2,024,852	$872,392	$5,402,564	$749,704	$460,523

Accumulation unit activity
Units outstanding at beginning of year	752,909	627,326	2,734,970	447,615	188,611
Contract purchase payments	5,135	9,611	32,338	4,904	1,280
Net transfers(1)	73,902	(20,540)	(26,984)	(9,082)	(6,854)
Transfers for policy loans	(157)	1,527	7,962	307	472
Contract charges	(473)	(409)	(2,000)	(380)	(73)
Contract terminations:
Surrender benefits	(57,098)	(56,724)	(259,125)	(39,305)	(8,131)
Death benefits	(2,936)	(384)	(7,729)	(636)	—
Units outstanding at end of year	771,282	560,407	2,479,432	403,423	175,305

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	257

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AC Div Bond, Cl 2
Operations
Investment income (loss) — net	$27,167	$(1,710)	$(510,367)	$(636,118)	$4,913
Net realized gain (loss) on sales of investments	(21,513)	(8,327)	1,399,858	3,356,700	(878)
Distributions from capital gains	—	652	—	—	2,293
Net change in unrealized appreciation or depreciation of investments	(110,009)	(43,685)	(1,728,920)	(3,806,223)	(13,716)
Net increase (decrease) in net assets resulting from operations	(104,355)	(53,070)	(839,429)	(1,085,641)	(7,388)

Contract transactions
Contract purchase payments	12,690	16,589	2,628,151	1,442,042	7,256
Net transfers(1)	(10,394)	110,883	(602,384)	(1,615,250)	62,992
Transfers for policy loans	336	169	18,049	(15,373)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(396)	(66)	(329,100)	(436,962)	(14)
Contract terminations:
Surrender benefits	(196,835)	(4,405)	(1,472,335)	(4,047,085)	(9,609)
Death benefits	—	—	—	(308,110)	—
Increase (decrease) from contract transactions	(194,599)	123,170	242,381	(4,980,738)	60,625
Net assets at beginning of year	1,173,819	127,696	53,048,155	69,333,728	426,272
Net assets at end of year	$874,865	$197,796	$52,451,107	$63,267,349	$479,509

Accumulation unit activity
Units outstanding at beginning of year	471,043	178,152	34,994,777	45,641,843	384,475
Contract purchase payments	5,172	24,607	1,716,064	936,480	6,516
Net transfers(1)	(4,496)	172,966	(343,853)	(1,055,718)	58,323
Transfers for policy loans	130	265	12,065	(10,026)	—
Contract charges	(163)	(111)	(216,681)	(287,022)	(12)
Contract terminations:
Surrender benefits	(83,452)	(7,804)	(944,915)	(2,654,343)	(8,628)
Death benefits	—	—	—	(197,596)	—
Units outstanding at end of year	388,234	368,075	35,217,457	42,373,618	440,674

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

258	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP CenterSquare Real Est, Cl 2	VP Col Wanger Intl Eq, Cl 2
Operations
Investment income (loss) — net	$54,905	$177,324	$3,440,915	$38,933	$2,501
Net realized gain (loss) on sales of investments	2,538	(9,327)	(470,522)	(20,005)	(15,154)
Distributions from capital gains	—	43,308	835,477	99,148	63,756
Net change in unrealized appreciation or depreciation of investments	(62,452)	(225,463)	(4,019,264)	(137,912)	(80,868)
Net increase (decrease) in net assets resulting from operations	(5,009)	(14,158)	(213,394)	(19,836)	(29,765)

Contract transactions
Contract purchase payments	16,720	116,973	47,549	54,526	144,004
Net transfers(1)	97,525	199	(12,790)	28,020	2,326
Transfers for policy loans	304	—	(3,020)	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(113)	(67)	(24,051)	(113)	(63)
Contract terminations:
Surrender benefits	(21,119)	(2,120)	(984,261)	(4,610)	(23,572)
Death benefits	—	—	(82,135)	—	—
Increase (decrease) from contract transactions	93,317	114,985	(1,058,708)	77,823	122,695
Net assets at beginning of year	321,905	420,486	9,824,500	640,642	606,250
Net assets at end of year	$410,213	$521,313	$8,552,398	$698,629	$699,180

Accumulation unit activity
Units outstanding at beginning of year	285,920	362,048	7,140,736	407,017	426,843
Contract purchase payments	14,857	100,770	34,523	35,251	96,827
Net transfers(1)	86,729	400	(11,538)	14,494	(2,073)
Transfers for policy loans	269	—	(2,154)	—	—
Contract charges	(99)	(58)	(17,550)	(74)	(45)
Contract terminations:
Surrender benefits	(18,754)	(1,757)	(712,968)	(2,817)	(16,379)
Death benefits	—	—	(59,274)	—	—
Units outstanding at end of year	368,922	461,403	6,371,775	453,871	505,173

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	259

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2	VP Ptnrs Core Bond, Cl 2
Operations
Investment income (loss) — net	$(404,600)	$(549,587)	$4,208	$160,038	$2,076
Net realized gain (loss) on sales of investments	851,270	1,632,007	(3,768)	(6,796)	35
Distributions from capital gains	—	—	9,937	—	949
Net change in unrealized appreciation or depreciation of investments	(873,525)	(1,637,206)	(64,130)	(187,788)	(5,749)
Net increase (decrease) in net assets resulting from operations	(426,855)	(554,786)	(53,753)	(34,546)	(2,689)

Contract transactions
Contract purchase payments	3,273,672	150,996	101,806	161,846	66,159
Net transfers(1)	(2,568,276)	(530,876)	75,578	241,870	24,804
Transfers for policy loans	—	(6,076)	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	(64,137)	—	—	—
Contract charges	(268,935)	(308,232)	(51)	(77)	(35)
Contract terminations:
Surrender benefits	(1,865,362)	(3,912,414)	(318)	(51,685)	(2,684)
Death benefits	(1,223,611)	(1,429,048)	(9,872)	—	—
Increase (decrease) from contract transactions	(2,652,512)	(6,099,787)	167,143	351,954	88,244
Net assets at beginning of year	39,200,785	60,308,163	361,693	907,058	278,622
Net assets at end of year	$36,121,418	$53,653,590	$475,083	$1,224,466	$364,177

Accumulation unit activity
Units outstanding at beginning of year	32,886,990	50,401,023	307,398	790,118	252,931
Contract purchase payments	2,734,236	124,823	82,797	140,810	59,710
Net transfers(1)	(2,123,055)	(485,457)	61,087	209,689	23,933
Transfers for policy loans	—	(5,012)	—	—	—
Contract charges	(225,549)	(256,369)	(44)	(68)	(31)
Contract terminations:
Surrender benefits	(1,553,313)	(3,255,466)	(201)	(44,556)	(2,207)
Death benefits	(1,049,350)	(1,190,497)	(9,034)	—	—
Units outstanding at end of year	30,669,959	45,333,045	442,003	1,095,993	334,336

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

260	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Jennison Mid Cap Gro, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP Loomis Sayles Gro, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(4,816)	$1,886	$(1,442)	$(2,880)	$(25,557)
Net realized gain (loss) on sales of investments	7,277	(967)	5,831	9,813	293,543
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(27,327)	(6,952)	7,274	(8,939)	(278,715)
Net increase (decrease) in net assets resulting from operations	(24,866)	(6,033)	11,663	(2,006)	(10,729)

Contract transactions
Contract purchase payments	135,256	17,814	2,749	59,335	36,025
Net transfers(1)	88,669	42,237	22,407	455	(379,255)
Transfers for policy loans	—	—	—	—	179
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(39)	(10)	(14)	(31)	(8,308)
Contract terminations:
Surrender benefits	(2,654)	(6,881)	(12,390)	(12,951)	(271,817)
Death benefits	—	—	—	—	(8,393)
Increase (decrease) from contract transactions	221,232	53,160	12,752	46,808	(631,569)
Net assets at beginning of year	361,290	82,661	133,232	239,078	3,206,285
Net assets at end of year	$557,656	$129,788	$157,647	$283,880	$2,563,987

Accumulation unit activity
Units outstanding at beginning of year	194,513	78,492	70,267	142,318	2,188,341
Contract purchase payments	72,046	16,738	1,596	34,937	24,344
Net transfers(1)	47,001	41,943	10,316	5	(256,841)
Transfers for policy loans	—	—	—	—	120
Contract charges	(22)	(10)	(7)	(18)	(5,665)
Contract terminations:
Surrender benefits	(1,357)	(7,035)	(6,324)	(7,586)	(186,208)
Death benefits	—	—	—	—	(5,743)
Units outstanding at end of year	312,181	130,128	75,848	169,656	1,758,348

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	261

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$(12,933)	$(4,493,757)	$(7,136,303)	$(2,158,735)	$(2,523,469)
Net realized gain (loss) on sales of investments	12,143	7,568,153	24,226,892	3,998,856	13,522,542
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(31,392)	(9,905,977)	(27,256,516)	(5,767,751)	(15,320,632)
Net increase (decrease) in net assets resulting from operations	(32,182)	(6,831,581)	(10,165,927)	(3,927,630)	(4,321,559)

Contract transactions
Contract purchase payments	247,455	13,858,509	3,877,791	11,547,233	2,684,551
Net transfers(1)	92,062	4,896,171	(1,043,954)	2,658,111	(11,178,250)
Transfers for policy loans	—	78,760	41,302	(177,309)	31,853
Adjustments to net assets allocated to contracts in payment period	—	(358,308)	(993,891)	(7,708)	—
Contract charges	(99)	(3,408,097)	(4,623,533)	(1,692,638)	(1,523,391)
Contract terminations:
Surrender benefits	(1,258)	(18,364,928)	(56,652,351)	(8,251,093)	(20,831,076)
Death benefits	—	(2,768,126)	(8,384,317)	(776,722)	(728,266)
Increase (decrease) from contract transactions	338,160	(6,066,019)	(67,778,953)	3,299,874	(31,544,579)
Net assets at beginning of year	1,063,984	440,901,794	789,901,478	215,582,311	286,115,698
Net assets at end of year	$1,369,962	$428,004,194	$711,956,598	$214,954,555	$250,249,560

Accumulation unit activity
Units outstanding at beginning of year	560,826	322,932,473	575,830,252	149,301,290	197,395,344
Contract purchase payments	131,709	10,093,499	2,808,457	8,025,303	1,838,587
Net transfers(1)	44,123	3,394,140	(1,360,420)	1,759,314	(7,779,122)
Transfers for policy loans	—	54,968	29,744	(120,443)	23,606
Contract charges	(55)	(2,487,458)	(3,349,805)	(1,166,496)	(1,041,091)
Contract terminations:
Surrender benefits	(630)	(13,370,088)	(41,013,959)	(5,687,428)	(14,326,943)
Death benefits	—	(2,034,763)	(6,046,743)	(525,116)	(497,805)
Units outstanding at end of year	735,973	318,582,771	526,897,526	151,586,424	175,612,576

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

262	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Adv, Cl 2	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2
Operations
Investment income (loss) — net	$(1,046,057)	$(1,496,938)	$(2,245)	$946	$1,473
Net realized gain (loss) on sales of investments	2,388,942	5,639,469	8,766	(9)	(1,217)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,531,117)	(5,883,327)	4,439	(2,574)	(3,555)
Net increase (decrease) in net assets resulting from operations	(1,188,232)	(1,740,796)	10,960	(1,637)	(3,299)

Contract transactions
Contract purchase payments	4,164,410	597,670	34,728	30,112	33,073
Net transfers(1)	(6,110,243)	(4,528,070)	(5,559)	18,403	30,765
Transfers for policy loans	5,307	11,211	—	—	406
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(640,855)	(859,355)	(48)	(2)	(3)
Contract terminations:
Surrender benefits	(3,548,987)	(13,940,721)	(13,027)	(225)	(5,337)
Death benefits	(1,743,056)	(1,587,171)	—	—	—
Increase (decrease) from contract transactions	(7,873,424)	(20,306,436)	16,094	48,288	58,904
Net assets at beginning of year	103,883,755	165,714,359	219,392	6,508	11,179
Net assets at end of year	$94,822,099	$143,667,127	$246,446	$53,159	$66,784

Accumulation unit activity
Units outstanding at beginning of year	81,667,698	129,152,229	120,429	4,999	9,701
Contract purchase payments	3,271,301	460,591	18,090	30,251	33,101
Net transfers(1)	(4,800,385)	(3,517,300)	(2,907)	18,365	29,906
Transfers for policy loans	4,079	8,929	—	—	412
Contract charges	(500,787)	(666,260)	(25)	(2)	(3)
Contract terminations:
Surrender benefits	(2,781,048)	(10,818,222)	(6,891)	—	(5,119)
Death benefits	(1,360,973)	(1,237,320)	—	—	—
Units outstanding at end of year	75,499,885	113,382,647	128,696	53,613	67,998

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	263

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP LA Capital Lg Cap Gro, Cl 2	VP Oppen Intl Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(1,139)	$2,163	$(2,074)	$(1,751)	$(59,291)
Net realized gain (loss) on sales of investments	4,408	(2,270)	3,572	1,834	582,151
Distributions from capital gains	—	48,691	—	—	—
Net change in unrealized appreciation or depreciation of investments	541	(99,827)	(18,792)	(20,986)	(1,204,833)
Net increase (decrease) in net assets resulting from operations	3,810	(51,243)	(17,294)	(20,903)	(681,973)

Contract transactions
Contract purchase payments	24,967	194,380	56,292	16,951	65,031
Net transfers(1)	14,537	738,609	42,313	20,207	(341,579)
Transfers for policy loans	—	—	—	—	4,855
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(25)	(81)	(33)	(27)	(13,918)
Contract terminations:
Surrender benefits	(152)	(11,093)	(15,110)	(7,423)	(933,606)
Death benefits	—	(10,235)	—	—	(47,253)
Increase (decrease) from contract transactions	39,327	911,580	83,462	29,708	(1,266,470)
Net assets at beginning of year	74,160	641,618	164,602	181,111	7,653,392
Net assets at end of year	$117,297	$1,501,955	$230,770	$189,916	$5,704,949

Accumulation unit activity
Units outstanding at beginning of year	38,228	451,909	87,980	102,572	2,892,819
Contract purchase payments	11,809	136,488	28,878	9,652	27,858
Net transfers(1)	7,226	523,584	21,797	12,239	(168,820)
Transfers for policy loans	—	—	—	—	1,721
Contract charges	(13)	(59)	(17)	(16)	(5,636)
Contract terminations:
Surrender benefits	(48)	(8,167)	(7,430)	(4,372)	(353,542)
Death benefits	—	(7,627)	—	—	(17,119)
Units outstanding at end of year	57,202	1,096,128	131,208	120,075	2,377,281

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

264	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Pyramis Intl Eq, Cl 2	VP T. Rowe Price Lg Cap Val, Cl 2	VP TCW Core Plus Bond, Cl 2	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3
Operations
Investment income (loss) — net	$534	$(5,347)	$(979)	$(3,738)	$(7,128)
Net realized gain (loss) on sales of investments	(4,385)	47,538	47	8,891	51,657
Distributions from capital gains	10,012	—	113	—	—
Net change in unrealized appreciation or depreciation of investments	(18,332)	(97,190)	(2,369)	(12,431)	(49,315)
Net increase (decrease) in net assets resulting from operations	(12,171)	(54,999)	(3,188)	(7,278)	(4,786)

Contract transactions
Contract purchase payments	71,694	14,317	121,724	38,512	7,270
Net transfers(1)	55,910	(215,547)	59,995	74,166	59,898
Transfers for policy loans	—	—	—	—	384
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(1,069)
Contract charges	(114)	(8)	(20)	(54)	(423)
Contract terminations:
Surrender benefits	(6,182)	(12,669)	(1,685)	(17,287)	(51,569)
Death benefits	—	—	—	—	(10,579)
Increase (decrease) from contract transactions	121,308	(213,907)	180,014	95,337	3,912
Net assets at beginning of year	269,356	641,261	149,075	303,167	740,215
Net assets at end of year	$378,493	$372,355	$325,901	$391,226	$739,341

Accumulation unit activity
Units outstanding at beginning of year	201,550	345,449	140,047	156,861	367,192
Contract purchase payments	52,680	7,882	115,441	19,187	3,508
Net transfers(1)	38,597	(124,226)	57,438	36,192	29,290
Transfers for policy loans	—	—	—	—	190
Contract charges	(80)	(5)	(19)	(29)	(208)
Contract terminations:
Surrender benefits	(4,349)	(7,558)	(1,448)	(8,610)	(25,472)
Death benefits	—	—	—	—	(4,844)
Units outstanding at end of year	288,398	221,542	311,459	203,601	369,656

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	265

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
Operations
Investment income (loss) — net	$(1,992)	$72,595	$(179,954)	$4,746	$80,076
Net realized gain (loss) on sales of investments	(874)	(37,758)	444,939	119,111	44,124
Distributions from capital gains	—	1,213,927	3,372,954	—	—
Net change in unrealized appreciation or depreciation of investments	(13,339)	(1,321,744)	(3,848,899)	(110,945)	(94,501)
Net increase (decrease) in net assets resulting from operations	(16,205)	(72,980)	(210,960)	12,912	29,699

Contract transactions
Contract purchase payments	113,170	189,679	215,341	52,530	44,371
Net transfers(1)	906,265	(443,859)	(676,958)	88,104	101,772
Transfers for policy loans	1,088	1,155	(4,834)	(6,466)	727
Adjustments to net assets allocated to contracts in payment period	—	(1,014)	(3,918)	—	(1,196)
Contract charges	(2,028)	(14,331)	(15,589)	(1,457)	(4,023)
Contract terminations:
Surrender benefits	(108,616)	(1,733,007)	(2,208,431)	(292,388)	(227,676)
Death benefits	—	(76,793)	(323,443)	—	(5,407)
Increase (decrease) from contract transactions	909,879	(2,078,170)	(3,017,832)	(159,677)	(91,432)
Net assets at beginning of year	1,057,947	14,312,920	21,190,773	2,369,115	2,512,024
Net assets at end of year	$1,951,621	$12,161,770	$17,961,981	$2,222,350	$2,450,291

Accumulation unit activity
Units outstanding at beginning of year	1,052,098	6,700,023	7,890,448	1,156,996	1,950,786
Contract purchase payments	113,616	85,105	75,731	25,122	33,273
Net transfers(1)	903,769	(250,158)	(208,013)	44,532	80,109
Transfers for policy loans	1,083	1,890	(1,243)	(3,378)	544
Contract charges	(2,020)	(6,451)	(5,692)	(701)	(3,127)
Contract terminations:
Surrender benefits	(108,208)	(807,374)	(778,810)	(141,411)	(158,496)
Death benefits	—	(33,854)	(122,960)	—	(3,813)
Units outstanding at end of year	1,960,338	5,689,181	6,849,461	1,081,160	1,899,276

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

266	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(28,659)	$(34,310)	$12,392
Net realized gain (loss) on sales of investments	235,834	142,903	(19,921)
Distributions from capital gains	375,837	464,118	—
Net change in unrealized appreciation or depreciation of investments	(712,958)	(677,795)	(14,631)
Net increase (decrease) in net assets resulting from operations	(129,946)	(105,084)	(22,160)

Contract transactions
Contract purchase payments	53,945	130,281	19,460
Net transfers(1)	(228,857)	(161,599)	(16,608)
Transfers for policy loans	3,700	417	—
Adjustments to net assets allocated to contracts in payment period	(5,380)	—	—
Contract charges	(1,565)	(1,803)	(22)
Contract terminations:
Surrender benefits	(317,508)	(439,400)	(9,630)
Death benefits	(81,221)	(2,750)	—
Increase (decrease) from contract transactions	(576,886)	(474,854)	(6,800)
Net assets at beginning of year	3,991,768	3,808,345	280,605
Net assets at end of year	$3,284,936	$3,228,407	$251,645

Accumulation unit activity
Units outstanding at beginning of year	1,750,737	1,715,195	282,467
Contract purchase payments	24,680	56,391	20,429
Net transfers(1)	(107,642)	(69,640)	(20,514)
Transfers for policy loans	1,517	180	—
Contract charges	(701)	(789)	(22)
Contract terminations:
Surrender benefits	(137,645)	(192,774)	(9,862)
Death benefits	(35,905)	(1,170)	—
Units outstanding at end of year	1,495,041	1,507,393	272,498

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	267

Notes to Financial Statements

1.  ORGANIZATION

RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.

RiverSource® Retirement Advisor Variable Annuity (RAVA)*

RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage)*

RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select)*

RiverSource® Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus)

RiverSource® Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus)

RiverSource® Retirement Advisor 4 Advantage Variable Annuity (RAVA 4 Advantage)

RiverSource® Retirement Advisor 4 Select Variable Annuity (RAVA 4 Select)

RiverSource® Retirement Advisor 4 Access Variable Annuity (RAVA 4 Access)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or afer April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or afer April 29, 2013)

RiverSource® Flexible Portfolio Annuity (FPA)*

*	New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. For each division, the financial statements are comprised of a statement of assets and liabilities as of Dec. 31, 2016, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II

268	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Fund
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Div Abs Return, Cl 2	Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 2	Columbia Variable Portfolio – Global Bond Fund (Class 2)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 2	Columbia Variable Portfolio – Mid Cap Value Fund (Class 2)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)
Col VP Select Intl Eq, Cl 2	Columbia Variable Portfolio – Select International Equity Fund (Class 2)(1)
Col VP Select Intl Eq, Cl 3	Columbia Variable Portfolio – Select International Equity Fund (Class 3)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Eq, Cl 2	Columbia Variable Portfolio – U.S. Equities Fund (Class 2)
Col VP US Flex Conserv Gro, Cl 2	Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)(7)
Col VP US Flex Gro, Cl 2	Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2)(7)
Col VP US Flex Mod Gro, Cl 2	Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)(7)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B
Drey VIF Intl Eq, Serv	Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	269

Division	Fund
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2 (previously FTVIPT Franklin Global Real Estate VIP Fund – Class 2)
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2 (previously FTVIPT Franklin Income VIP Fund – Class 2)
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2 (previously FTVIPT Franklin Mutual Shares VIP Fund – Class 2)
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2 (previously FTVIPT Franklin Small Cap Value VIP Fund – Class 2)
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2 (previously FTVIPT Templeton Global Bond VIP Fund – Class 2)
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy VIP Asset Strategy
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Flex Bond, Serv	Janus Aspen Series Flexible Bond Portfolio: Service Shares
Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Res, Serv	Janus Aspen Series Research Portfolio: Service Shares (previously Janus Aspen Series Janus Portfolio: Service Shares)
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class(2),(8)
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (previously Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares)
MS VIF Mid Cap Gro, Cl II	Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (previously Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (previously Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S))
NB AMT Intl Eq, Cl S	Neuberger Berman AMT International Equity Portfolio (Class S) (previously Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S))
NB AMT Soc Responsive, Cl S	Neuberger Berman AMT Socially Responsive Portfolio (Class S) (previously Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S))
Oppen Eq Inc VA, Serv	Oppenheimer Equity Income Fund/VA, Service Shares(3)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares

270	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Fund
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IA	Putnam VT Multi-Cap Growth Fund – Class IA Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP AC Div Bond, Cl 2	Variable Portfolio – American Century Diversified Bond Fund (Class 2)
VP AQR Man Fut Strategy, Cl 2	Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 2	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP CenterSquare Real Est, Cl 2	Variable Portfolio – CenterSquare Real Estate Fund (Class 2)
VP Col Wanger Intl Eq, Cl 2	Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP DFA Intl Val, Cl 2	Variable Portfolio – DFA International Value Fund (Class 2)
VP EV Floating Rate Inc, Cl 2	Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)
VP Ptnrs Core Bond, Cl 2	Variable Portfolio – Partners Core Bond Fund (Class 2) (previously Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2))
VP Jennison Mid Cap Gro, Cl 2	Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)
VP Lazard Intl Eq Adv, Cl 2	Variable Portfolio – Lazard International Equity Advantage Fund (Class 2)
VP Loomis Sayles Gro, Cl 1	Variable Portfolio – Loomis Sayles Growth Fund (Class 1)(4),(9)
VP Loomis Sayles Gro, Cl 2	Variable Portfolio – Loomis Sayles Growth Fund (Class 2)
VP MFS Blended Res Core Eq, Cl 2	Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2)
VP MFS Blended Res Core Eq, Cl 3	Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3)
VP MFS Val, Cl 2	Variable Portfolio – MFS® Value Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP MS Adv, Cl 2	Variable Portfolio – Morgan Stanley Advantage Fund (Class 2)
VP Multi-Mgr Div Inc, Cl 2	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)(5)
VP Multi-Mgr Int Rate Adapt, Cl 2	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)(6)
VP LA Capital Lg Cap Gro, Cl 2	Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Class 2) (previously Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2))
VP Oppen Intl Gro, Cl 2	Variable Portfolio – Oppenheimer International Growth Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Pyramis Intl Eq, Cl 2	Variable Portfolio – Pyramis® International Equity Fund (Class 2)
VP T. Rowe Price Lg Cap Val, Cl 2	Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2) (previously Variable Portfolio – NFJ Dividend Value Fund (Class 2))
VP TCW Core Plus Bond, Cl 2	Variable Portfolio – TCW Core Plus Bond Fund (Class 2)
VP Vty Sycamore Estb Val, Cl 2	Variable Portfolio – Victory Sycamore Established Value Fund (Class 2)
VP Vty Sycamore Estb Val, Cl 3	Variable Portfolio – Victory Sycamore Established Value Fund (Class 3)
VP WF Short Duration Govt, Cl 2	Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
(2)	MFS® Investors Growth Stock Series – Service Class merged into MFS® Massachusetts Investors Growth Stock Portfolio – Service Class on March 27, 2015.
(3)	Oppenheimer Equity Income Fund/VA, Service Shares merged into Oppenheimer Main Street Fund®/VA, Service Shares on April 28, 2017.
(4)	Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	271

(5)	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.
(6)	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.
(7)	For the period Nov. 14, 2016 (commencement of operations) to Dec. 31, 2016.
(8)	For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.
(9)	For the period April 29, 2016 (commencement of operations) to Dec. 31, 2016.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contracts.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are not categorized in the fair value hierarchy. There were no transfers between levels in the period ended Dec. 31, 2016.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 21, 2017. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

272	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after Dec. 15, 2015 and interim periods within those fiscal years. The Account adopted the standard on Jan. 1, 2016. There was no impact of the standard to the Account’s financial condition or results of operations.

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee
RAVA	0.75% to 0.95% (depending on the contract selected)
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)
RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)
RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)
RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)
RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)
RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.40% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.65% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.80% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.30% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed prior to April 30, 2012)	1.20% to 1.55% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.70% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.70% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.85% (depending on the contract selected)
FPA	1.25%

4.  CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product’s prospectus.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	273

5.  SURRENDER CHARGES

RiverSource Life of NY may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Transfer and Dividend Disbursing Agent Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2016 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$56,084
AB VPS Global Thematic Gro, Cl B	54,231
AB VPS Gro & Inc, Cl B	556,719
AB VPS Intl Val, Cl B	420,215
AB VPS Lg Cap Gro, Cl B	614,568
ALPS Alerian Engy Infr, Class III	1,211,595
AC VP Intl, Cl I	18,810
AC VP Intl, Cl II	52,683
AC VP Mid Cap Val, Cl II	941,636
AC VP Ultra, Cl II	511,672
AC VP Val, Cl I	63,635
AC VP Val, Cl II	1,615,625
BlackRock Global Alloc, Cl III	775,904
Calvert VP SRI Bal, Cl I	75,966
CB Var Sm Cap Gro, Cl I	128,533
Col VP Bal, Cl 3	5,518,390
Col VP Commodity Strategy, Cl 2	206,343
Col VP Contrarian Core, Cl 2	727,844
Col VP Disciplined Core, Cl 2	71,564
Col VP Disciplined Core, Cl 3	521,699
Col VP Div Abs Return, Cl 2	11,978
Col VP Divd Opp, Cl 2	291,583
Col VP Divd Opp, Cl 3	1,053,923
Col VP Emerg Mkts Bond, Cl 2	201,802
Col VP Emer Mkts, Cl 2	366,797
Col VP Emer Mkts, Cl 3	769,324
Col VP Global Bond, Cl 2	54,328
Col VP Global Bond, Cl 3	484,540
Col VP Govt Money Mkt, Cl 2	3,532,471
Col VP Govt Money Mkt, Cl 3	4,698,722
Col VP Hi Yield Bond, Cl 2	475,617
Col VP Hi Yield Bond, Cl 3	1,381,384
Col VP Inc Opp, Cl 2	248,739
Col VP Inc Opp, Cl 3	6,193,311

Division	Purchases
Col VP Inter Bond, Cl 2	$464,907
Col VP Inter Bond, Cl 3	2,610,319
Col VP Lg Cap Gro, Cl 2	103,405
Col VP Lg Cap Gro, Cl 3	209,403
Col VP Lg Cap Index, Cl 3	4,164,552
Col VP Limited Duration Cr, Cl 2	1,200,202
Col VP Long Govt/Cr Bond, Cl 2	447,247
Col VP Man Vol Conserv, Cl 2	21,620,355
Col VP Man Vol Conserv Gro, Cl 2	24,506,902
Col VP Man Vol Gro, Cl 2	66,041,525
Col VP Man Vol Mod Gro, Cl 2	104,521,414
Col VP Mid Cap Gro, Cl 2	80,487
Col VP Mid Cap Gro, Cl 3	155,280
Col VP Mid Cap Val, Cl 2	132,691
Col VP Mid Cap Val, Cl 3	73,665
Col VP Select Intl Eq, Cl 2	412,874
Col VP Select Intl Eq, Cl 3	1,798,920
Col VP Select Lg Cap Val, Cl 2	21,410
Col VP Select Lg Cap Val, Cl 3	97,920
Col VP Select Sm Cap Val, Cl 2	118,803
Col VP Select Sm Cap Val, Cl 3	69,003
Col VP Strategic Inc, Cl 2	485,388
Col VP US Eq, Cl 2	166,569
Col VP US Flex Conserv Gro, Cl 2	205,398
Col VP US Flex Gro, Cl 2	7,144,475
Col VP US Flex Mod Gro, Cl 2	5,034,315
Col VP US Govt Mtge, Cl 2	174,239
Col VP US Govt Mtge, Cl 3	538,269
CS Commodity Return	117,997
Deutsche Alt Asset Alloc VIP, Cl B	160,825
Drey VIF Intl Eq, Serv	14,891
EV VT Floating-Rate Inc, Init Cl	727,606
Fid VIP Contrafund, Serv Cl 2	4,730,908
Fid VIP Gro & Inc, Serv Cl	99,524

274	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Purchases
Fid VIP Gro & Inc, Serv Cl 2	$935,109
Fid VIP Mid Cap, Serv Cl	193,926
Fid VIP Mid Cap, Serv Cl 2	2,975,752
Fid VIP Overseas, Serv Cl	40,802
Fid VIP Overseas, Serv Cl 2	285,657
Fid VIP Strategic Inc, Serv Cl 2	682,352
Frank Global Real Est, Cl 2	363,031
Frank Inc, Cl 2	294,310
Frank Mutual Shares, Cl 2	1,954,836
Frank Sm Cap Val, Cl 2	1,888,340
Temp Global Bond, Cl 2	255,796
GS VIT Mid Cap Val, Inst	249,870
GS VIT Multi-Strategy Alt, Advisor	42,885
GS VIT Sm Cap Eq Insights, Inst	17,671
GS VIT U.S. Eq Insights, Inst	345,838
Invesco VI Am Fran, Ser I	39,503
Invesco VI Am Fran, Ser II	318,860
Invesco VI Bal Risk Alloc, Ser II	394,572
Invesco VI Comstock, Ser II	858,634
Invesco VI Core Eq, Ser I	567,243
Invesco VI Div Divd, Ser I	535,352
Invesco VI Div Divd, Ser II	400,768
Invesco VI Global Hlth, Ser II	721,712
Invesco VI Intl Gro, Ser II	633,279
Invesco VI Mid Cap Gro, Ser I	411,847
Invesco VI Mid Cap Gro, Ser II	218,546
Invesco VI Tech, Ser I	99,576
Ivy VIP Asset Strategy	77,875
Janus Aspen Enterprise, Serv	126,283
Janus Aspen Flex Bond, Serv	297,616
Janus Aspen Gbl Alloc Mod, Serv	110,670
Janus Aspen Global Tech, Serv	71,783
Janus Aspen Res, Serv	556,477
Janus Aspen Overseas, Serv	140,650
Lazard Ret Global Dyn MA, Serv	123,853
MFS Mass Inv Gro Stock, Serv Cl	650,023
MFS New Dis, Serv Cl	162,373
MFS Utilities, Serv Cl	901,447
MS VIF Global Real Est, Cl II	281,728
MS VIF Mid Cap Gro, Cl II	188,941
NB AMT US Eq Index PW Strat, Cl S	97,448
NB AMT Intl Eq, Cl S	136,963
NB AMT Soc Responsive, Cl S	154,131
Oppen Eq Inc VA, Serv	66,607
Oppen Global VA, Serv	1,168,823
Oppen Global Strategic Inc VA, Srv	1,449,993
Oppen Main St Sm Cap VA, Serv	835,178
PIMCO VIT All Asset, Advisor Cl	402,348
PIMCO VIT Glb MA Man Alloc, Adv Cl	5,071
PIMCO VIT Tot Return, Advisor Cl	389,636
Put VT Global Hlth Care, Cl IB	273,643
Put VT Intl Eq, Cl IB	42,632

Division	Purchases
Put VT Multi-Cap Gro, Cl IA	$574,070
Put VT Multi-Cap Gro, Cl IB	91,522
Royce Micro-Cap, Invest Cl	9,133
Third Ave Val	31,872
VanEck VIP Global Gold, Cl S	216,543
VP Aggr, Cl 2	4,114,293
VP Aggr, Cl 4	3,215,372
VP AC Div Bond, Cl 2	90,009
VP AQR Man Fut Strategy, Cl 2	253,408
VP BR Gl Infl Prot Sec, Cl 2	148,130
VP BR Gl Infl Prot Sec, Cl 3	328,273
VP CenterSquare Real Est, Cl 2	327,447
VP Col Wanger Intl Eq, Cl 2	648,370
VP Conserv, Cl 2	10,409,539
VP Conserv, Cl 4	12,519,948
VP DFA Intl Val, Cl 2	209,971
VP EV Floating Rate Inc, Cl 2	464,365
VP Ptnrs Core Bond, Cl 2	217,693
VP Jennison Mid Cap Gro, Cl 2	106,104
VP Lazard Intl Eq Adv, Cl 2	290,921
VP Loomis Sayles Gro, Cl 1	8,721,775
VP Loomis Sayles Gro, Cl 2	144,960
VP MFS Blended Res Core Eq, Cl 2	20,923
VP MFS Blended Res Core Eq, Cl 3	64,469
VP MFS Val, Cl 2	576,080
VP Mod, Cl 2	25,079,506
VP Mod, Cl 4	10,515,327
VP Mod Aggr, Cl 2	15,283,362
VP Mod Aggr, Cl 4	6,744,478
VP Mod Conserv, Cl 2	7,194,572
VP Mod Conserv, Cl 4	5,735,041
VP MS Adv, Cl 2	55,281
VP Multi-Mgr Div Inc, Cl 2	1,425
VP Multi-Mgr Int Rate Adapt, Cl 2	32,948
VP LA Capital Lg Cap Gro, Cl 2	90,747
VP Oppen Intl Gro, Cl 2	423,202
VP Ptnrs Sm Cap Gro, Cl 2	233,699
VP Ptnrs Sm Cap Val, Cl 2	172,629
VP Ptnrs Sm Cap Val, Cl 3	218,414
VP Pyramis Intl Eq, Cl 2	114,168
VP T. Rowe Price Lg Cap Val, Cl 2	170,441
VP TCW Core Plus Bond, Cl 2	88,960
VP Vty Sycamore Estb Val, Cl 2	333,188
VP Vty Sycamore Estb Val, Cl 3	222,394
VP WF Short Duration Govt, Cl 2	1,236,242
Wanger Intl	1,546,889
Wanger USA	5,043,705
WF VT Index Asset Alloc, Cl 2	290,491
WF VT Intl Eq, Cl 2	395,686
WF VT Opp, Cl 2	687,039
WF VT Sm Cap Gro, Cl 2	482,315
WA Var Global Hi Yd Bond, Cl II	99,471

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	275

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2016:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
0.55%	$1.12	$1.41	$2.06	$1.15	$—
0.75%	1.11	1.37	2.10	1.73	—
0.85%	1.11	1.48	1.87	0.84	2.15
0.95%	1.10	1.34	2.03	1.68	2.27
1.00%	1.10	1.34	2.58	1.86	—
1.05%	1.10	1.45	1.83	0.82	2.10
1.10%	1.10	1.44	1.82	0.82	2.09
1.15%	1.09	—	—	—	1.67
1.20%	1.09	1.31	2.51	1.81	2.23
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.09	1.42	1.80	0.80	2.06
1.30%	1.09	1.41	1.79	0.80	2.05
1.35%	1.09	—	—	—	2.21
1.40%	1.08	—	—	—	1.65
1.45%	1.08	1.39	1.76	0.79	2.02
1.50%	1.08	—	—	—	1.52
1.55%	1.08	—	—	—	2.18
1.60%	1.08	—	—	—	2.18
1.65%	1.07	—	—	—	1.63
1.70%	1.07	—	—	—	2.16
1.75%	1.07	—	—	—	1.51
1.80%	1.07	—	—	—	1.62
1.85%	1.07	—	—	—	1.50

Subaccount	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
0.55%	$1.03	$—	$1.60	$2.11	$1.98
0.75%	1.02	1.11	1.52	2.07	1.93
0.85%	1.02	—	—	2.56	2.11
0.95%	1.01	1.07	1.48	2.03	1.89
1.00%	1.01	—	1.96	2.02	1.88
1.05%	1.01	—	—	2.51	2.06
1.10%	1.01	—	—	2.50	2.05
1.15%	1.01	—	—	—	—
1.20%	1.00	—	1.89	1.98	1.84
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.00	—	—	2.46	2.02
1.30%	1.00	—	—	2.44	2.01
1.35%	1.00	—	—	—	—
1.40%	1.00	—	—	—	—
1.45%	0.99	—	—	2.41	1.98
1.50%	0.99	—	—	—	—
1.55%	0.99	—	—	—	—
1.60%	0.99	—	—	—	—
1.65%	0.99	—	—	—	—
1.70%	0.98	—	—	—	—
1.75%	0.98	—	—	—	—
1.80%	0.98	—	—	—	—
1.85%	0.98	—	—	—	—

276	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
0.55%	$—	$2.24	$1.21	$1.71	$1.93
0.75%	3.41	2.74	1.20	1.56	1.89
0.85%	—	1.99	1.19	—	1.87
0.95%	3.31	2.65	1.19	1.51	1.86
1.00%	—	2.91	1.18	1.93	1.85
1.05%	—	1.95	1.18	—	1.84
1.10%	—	1.94	1.18	—	1.83
1.15%	—	1.71	1.18	—	—
1.20%	—	2.83	1.17	1.87	1.81
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.91	1.17	—	1.80
1.30%	—	1.90	1.17	—	1.79
1.35%	—	2.12	1.17	—	—
1.40%	—	1.69	1.16	—	—
1.45%	—	1.87	1.16	—	1.77
1.50%	—	1.43	1.07	—	—
1.55%	—	2.09	1.15	—	—
1.60%	—	2.08	1.15	—	—
1.65%	—	1.67	1.15	—	—
1.70%	—	2.07	1.15	—	—
1.75%	—	1.42	1.06	—	—
1.80%	—	1.65	1.14	—	—
1.85%	—	1.41	1.06	—	—

Subaccount	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	$1.92	$0.61	$1.50	$—	$2.05
0.75%	1.73	0.61	1.49	—	1.45
0.85%	1.74	0.61	1.49	2.29	1.85
0.95%	1.68	0.61	1.48	2.27	1.40
1.00%	2.22	0.60	1.48	—	2.34
1.05%	1.70	0.60	1.48	2.26	1.81
1.10%	1.69	0.60	1.47	2.25	1.80
1.15%	1.44	0.60	1.47	1.58	—
1.20%	2.16	0.60	1.47	2.23	2.28
1.25%	—	—	—	—	—
1.25%	1.66	—	—	—	1.78
1.25%	—	—	—	—	—
1.25%	2.59	—	—	—	2.32
1.25%	—	0.60	1.46	—	—
1.30%	1.65	0.60	1.46	2.22	1.77
1.35%	1.78	0.60	1.46	2.21	—
1.40%	1.42	0.60	1.46	1.56	—
1.45%	1.63	0.59	1.45	2.20	1.74
1.50%	1.26	0.59	1.45	1.42	—
1.55%	1.76	0.59	1.45	2.19	—
1.60%	1.75	0.59	1.45	2.18	—
1.65%	1.40	0.59	1.44	1.54	—
1.70%	1.74	0.59	1.44	2.16	—
1.75%	1.25	0.59	1.44	1.41	—
1.80%	1.39	0.59	1.43	1.53	—
1.85%	1.25	0.59	1.43	1.40	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	277

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
0.55%	$0.89	$—	$2.13	$0.99	$—
0.75%	0.88	—	2.64	0.98	—
0.85%	0.88	1.90	1.67	0.98	1.00
0.95%	0.87	1.89	2.56	0.98	1.00
1.00%	0.87	—	3.13	0.98	—
1.05%	0.87	1.87	1.63	0.97	0.99
1.10%	0.87	1.87	1.63	0.97	0.99
1.15%	0.87	1.49	—	0.97	0.92
1.20%	0.86	1.86	3.04	0.97	0.98
1.25%	—	—	2.46	—	—
1.25%	—	—	1.60	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.86	—	—	0.97	—
1.30%	0.86	1.84	1.59	0.96	0.98
1.35%	0.86	1.84	—	0.96	0.97
1.40%	0.86	1.47	—	0.96	0.91
1.45%	0.86	1.83	1.57	0.96	0.97
1.50%	0.86	1.28	—	0.96	0.86
1.55%	0.85	1.82	—	0.96	0.96
1.60%	0.85	1.81	—	0.95	0.96
1.65%	0.85	1.45	—	0.95	0.90
1.70%	0.85	1.80	—	0.95	0.95
1.75%	0.85	1.27	—	0.95	0.85
1.80%	0.85	1.44	—	0.95	0.89
1.85%	0.84	1.27	—	0.94	0.85

Subaccount	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
0.55%	$2.11	$—	$1.20	$—	$1.08
0.75%	2.66	—	1.67	—	1.10
0.85%	1.38	0.94	1.16	0.95	1.00
0.95%	2.57	0.94	1.62	0.94	1.06
1.00%	3.19	—	1.40	—	1.01
1.05%	1.35	0.93	1.14	0.93	0.98
1.10%	1.35	0.93	1.13	0.93	0.98
1.15%	—	0.85	—	0.95	—
1.20%	3.10	0.92	1.36	0.93	0.98
1.25%	1.73	—	—	—	—
1.25%	1.33	—	1.12	—	0.96
1.25%	—	—	—	—	—
1.25%	—	—	1.59	—	1.18
1.25%	—	—	—	—	—
1.30%	1.32	0.92	1.11	0.92	0.96
1.35%	—	0.91	—	0.92	—
1.40%	—	0.84	—	0.94	—
1.45%	1.30	0.91	1.09	0.91	0.94
1.50%	—	0.82	—	0.95	—
1.55%	—	0.90	—	0.91	—
1.60%	—	0.90	—	0.90	—
1.65%	—	0.84	—	0.93	—
1.70%	—	0.89	—	0.90	—
1.75%	—	0.81	—	0.94	—
1.80%	—	0.83	—	0.92	—
1.85%	—	0.81	—	0.93	—

278	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
0.55%	$—	$2.16	$—	$2.06	$—
0.75%	—	2.58	—	2.01	—
0.85%	1.51	1.94	1.48	1.90	1.19
0.95%	1.50	2.51	1.47	1.96	1.18
1.00%	—	2.86	—	1.95	—
1.05%	1.49	1.90	1.46	1.86	1.17
1.10%	1.49	1.89	1.45	1.85	1.17
1.15%	1.26	—	1.24	—	1.07
1.20%	1.48	2.77	1.44	1.90	1.16
1.25%	—	—	—	—	—
1.25%	—	1.87	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.60	—	—	—
1.25%	—	—	—	1.82	—
1.30%	1.47	1.85	1.44	1.81	1.15
1.35%	1.46	—	1.43	—	1.15
1.40%	1.25	—	1.23	—	1.06
1.45%	1.45	1.83	1.42	1.79	1.14
1.50%	1.10	—	0.97	—	1.01
1.55%	1.45	—	1.41	—	1.13
1.60%	1.44	—	1.41	—	1.13
1.65%	1.23	—	1.21	—	1.05
1.70%	1.43	—	1.40	—	1.12
1.75%	1.09	—	0.96	—	1.00
1.80%	1.22	—	1.20	—	1.04
1.85%	1.09	—	0.96	—	0.99

Subaccount	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
0.55%	$1.51	$—	$2.05	$2.17	$0.96
0.75%	1.81	—	0.97	1.77	0.96
0.85%	1.44	2.17	1.86	1.98	1.09
0.95%	1.75	2.16	0.94	1.71	1.08
1.00%	1.56	—	2.28	2.64	0.95
1.05%	1.41	2.14	1.82	1.94	1.07
1.10%	1.40	2.14	1.82	1.93	1.07
1.15%	—	1.58	—	1.64	1.02
1.20%	1.51	2.12	2.21	2.57	1.06
1.25%	—	—	—	—	—
1.25%	1.38	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.88	—	—	—	—
1.25%	—	—	1.79	1.90	0.95
1.30%	1.37	2.11	1.78	1.89	1.05
1.35%	—	2.10	—	2.14	1.05
1.40%	—	1.56	—	1.63	1.01
1.45%	1.35	2.09	1.75	1.86	1.04
1.50%	—	1.41	—	1.42	0.98
1.55%	—	2.08	—	2.11	1.04
1.60%	—	2.07	—	2.10	1.03
1.65%	—	1.54	—	1.61	1.00
1.70%	—	2.05	—	2.09	1.03
1.75%	—	1.40	—	1.41	0.97
1.80%	—	1.53	—	1.59	0.99
1.85%	—	1.39	—	1.40	0.97

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	279

Subaccount	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
0.55%	$1.01	$1.05	$1.05	$1.06	$1.06
0.75%	1.01	1.04	1.05	1.06	1.05
0.85%	1.00	1.04	1.04	1.05	1.05
0.95%	1.00	1.04	1.08	1.14	1.19
1.00%	1.00	1.03	1.04	1.05	1.05
1.05%	1.00	1.04	1.07	1.13	1.18
1.10%	0.99	1.04	1.07	1.13	1.10
1.15%	0.99	1.04	1.07	1.13	1.18
1.20%	0.99	1.03	1.07	1.13	1.17
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.99	0.97	0.96	0.94	0.95
1.30%	0.99	1.03	1.06	1.12	1.17
1.35%	0.98	1.03	1.06	1.12	1.09
1.40%	0.98	1.03	1.06	1.12	1.16
1.45%	0.98	1.02	1.06	1.12	1.16
1.50%	0.98	1.02	1.05	1.11	1.08
1.55%	0.98	1.02	1.05	1.11	1.15
1.60%	0.98	1.02	1.05	1.11	1.08
1.65%	0.97	1.02	1.05	1.11	1.15
1.70%	0.97	1.02	1.05	1.11	1.15
1.75%	0.97	1.01	1.04	1.10	1.07
1.80%	0.97	1.01	1.04	1.10	1.14
1.85%	0.97	1.01	1.04	1.10	1.07

Subaccount	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 2
0.55%	$—	$1.99	$—	$2.19	$—
0.75%	—	2.09	—	2.40	—
0.85%	1.72	1.92	2.16	1.96	1.28
0.95%	1.70	2.03	2.15	2.34	1.27
1.00%	—	2.33	—	2.33	—
1.05%	1.69	1.88	2.14	1.92	1.26
1.10%	1.69	1.87	2.13	1.91	1.26
1.15%	1.38	—	1.66	—	1.12
1.20%	1.68	2.27	2.12	2.27	1.25
1.25%	—	—	—	—	—
1.25%	—	1.84	—	—	—
1.25%	—	1.57	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.88	—
1.30%	1.67	1.83	2.10	1.87	1.24
1.35%	1.66	—	2.10	—	1.24
1.40%	1.36	—	1.64	—	1.10
1.45%	1.65	1.80	2.08	1.84	1.23
1.50%	1.31	—	1.40	—	0.97
1.55%	1.64	—	2.07	—	1.22
1.60%	1.63	—	2.06	—	1.22
1.65%	1.35	—	1.62	—	1.09
1.70%	1.62	—	2.05	—	1.21
1.75%	1.29	—	1.39	—	0.96
1.80%	1.34	—	1.61	—	1.08
1.85%	1.29	—	1.38	—	0.96

280	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3
0.55%	$1.55	$—	$2.24	$—	$2.22
0.75%	1.10	—	2.19	—	2.60
0.85%	1.19	2.31	1.98	2.24	2.04
0.95%	1.07	2.29	2.14	2.23	2.52
1.00%	2.00	—	2.12	—	3.39
1.05%	1.16	2.28	1.94	2.21	2.00
1.10%	1.16	2.27	1.93	2.21	1.99
1.15%	—	1.70	—	1.68	—
1.20%	1.95	2.26	2.07	2.19	3.29
1.25%	—	—	—	—	—
1.25%	1.14	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.42	—	—	—	—
1.25%	—	—	1.90	—	1.96
1.30%	1.13	2.24	1.89	2.18	1.95
1.35%	—	2.23	—	2.17	—
1.40%	—	1.68	—	1.66	—
1.45%	1.11	2.22	1.86	2.16	1.92
1.50%	—	1.45	—	1.44	—
1.55%	—	2.21	—	2.14	—
1.60%	—	2.20	—	2.14	—
1.65%	—	1.67	—	1.64	—
1.70%	—	2.18	—	2.12	—
1.75%	—	1.44	—	1.43	—
1.80%	—	1.65	—	1.63	—
1.85%	—	1.43	—	1.42	—

Subaccount	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Flex Conserv Gro, Cl 2	Col VP US Flex Gro, Cl 2	Col VP US Flex Mod Gro, Cl 2
0.55%	$—	$—	$—	$—	$—
0.75%	—	—	—	—	—
0.85%	1.13	2.12	1.01	1.03	1.02
0.95%	1.12	2.11	1.01	1.03	1.02
1.00%	—	—	—	—	—
1.05%	1.11	2.09	1.01	1.03	1.02
1.10%	1.11	2.09	1.01	1.03	1.02
1.15%	1.13	1.49	1.01	1.03	1.02
1.20%	1.10	2.07	1.01	1.03	1.02
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	1.10	2.06	1.00	1.03	1.02
1.35%	1.09	2.05	1.00	1.03	1.02
1.40%	1.12	1.47	1.00	1.03	1.02
1.45%	1.09	2.04	1.00	1.03	1.02
1.50%	1.03	1.29	1.00	1.03	1.02
1.55%	1.08	2.03	1.00	1.03	1.02
1.60%	1.08	2.02	1.00	1.03	1.02
1.65%	1.11	1.46	1.00	1.03	1.02
1.70%	1.07	2.01	1.00	1.03	1.02
1.75%	1.02	1.28	1.00	1.03	1.02
1.80%	1.10	1.45	1.00	1.03	1.02
1.85%	1.02	1.28	1.00	1.03	1.02

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	281

Subaccount	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv
0.55%	$—	$1.23	$0.53	$1.00	$—
0.75%	—	1.37	0.52	0.99	—
0.85%	1.05	1.16	0.53	0.99	1.12
0.95%	1.04	1.33	0.51	0.98	—
1.00%	—	1.16	0.51	0.98	—
1.05%	1.04	1.14	0.52	0.98	1.10
1.10%	1.03	1.13	0.51	0.98	1.09
1.15%	1.03	—	—	0.97	—
1.20%	1.03	1.13	0.50	0.97	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.11	0.51	0.97	1.07
1.30%	1.02	1.11	0.50	0.97	1.07
1.35%	1.02	—	—	0.96	—
1.40%	1.02	—	—	0.96	—
1.45%	1.01	1.09	0.50	0.96	1.05
1.50%	1.01	—	—	0.93	—
1.55%	1.00	—	—	0.96	—
1.60%	1.00	—	—	0.95	—
1.65%	1.00	—	—	0.95	—
1.70%	0.99	—	—	0.95	—
1.75%	1.01	—	—	0.92	—
1.80%	1.00	—	—	0.94	—
1.85%	1.00	—	—	0.91	—

Subaccount	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl
0.55%	$1.41	$1.86	$—	$2.15	$—
0.75%	1.38	1.82	1.94	2.20	3.65
0.85%	1.36	1.95	—	—	—
0.95%	1.35	1.78	1.88	2.13	3.53
1.00%	1.35	1.77	—	2.49	—
1.05%	1.33	1.91	—	—	—
1.10%	1.33	1.90	—	—	—
1.15%	—	1.54	—	—	—
1.20%	1.32	1.74	—	2.42	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.30	1.87	—	—	—
1.30%	1.30	1.86	—	—	—
1.35%	—	1.98	—	—	—
1.40%	—	1.52	—	—	—
1.45%	1.28	1.83	—	—	—
1.50%	—	1.36	—	—	—
1.55%	—	1.95	—	—	—
1.60%	—	1.95	—	—	—
1.65%	—	1.50	—	—	—
1.70%	—	1.94	—	—	—
1.75%	—	1.35	—	—	—
1.80%	—	1.49	—	—	—
1.85%	—	1.35	—	—	—

282	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
0.55%	$2.66	$—	$1.50	$1.06	$1.26
0.75%	3.87	1.28	1.65	1.05	2.33
0.85%	2.09	—	1.16	1.05	1.06
0.95%	3.76	1.24	1.60	1.05	2.25
1.00%	4.02	—	2.02	1.04	2.03
1.05%	2.04	—	1.14	1.04	1.03
1.10%	2.03	—	1.13	1.04	1.03
1.15%	1.53	—	—	1.04	—
1.20%	3.91	—	1.97	1.04	1.97
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.00	—	1.12	1.04	1.01
1.30%	1.99	—	1.11	1.03	1.01
1.35%	1.85	—	—	1.03	—
1.40%	1.51	—	—	1.03	—
1.45%	1.96	—	1.09	1.03	0.99
1.50%	1.36	—	—	1.03	—
1.55%	1.83	—	—	1.02	—
1.60%	1.82	—	—	1.02	—
1.65%	1.49	—	—	1.02	—
1.70%	1.81	—	—	1.02	—
1.75%	1.35	—	—	1.02	—
1.80%	1.48	—	—	1.01	—
1.85%	1.34	—	—	1.01	—

Subaccount	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
0.55%	$1.17	$2.00	$2.52	$0.97	$2.40
0.75%	1.16	2.19	4.21	0.96	4.17
0.85%	1.16	1.63	2.14	0.96	—
0.95%	1.15	2.13	4.08	0.96	4.03
1.00%	1.15	2.49	3.68	0.95	3.37
1.05%	1.15	1.60	2.09	0.95	—
1.10%	1.15	1.59	2.08	0.95	—
1.15%	1.14	1.52	1.69	0.95	—
1.20%	1.14	2.42	3.58	0.95	3.28
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.14	1.57	2.05	0.94	—
1.30%	1.14	1.56	2.04	0.94	—
1.35%	1.14	1.77	2.26	0.94	—
1.40%	1.13	1.50	1.67	0.94	—
1.45%	1.13	1.53	2.01	0.94	—
1.50%	1.13	1.29	1.44	0.94	—
1.55%	1.13	1.74	2.23	0.93	—
1.60%	1.13	1.74	2.22	0.93	—
1.65%	1.12	1.49	1.65	0.93	—
1.70%	1.12	1.73	2.21	0.93	—
1.75%	1.12	1.28	1.43	0.93	—
1.80%	1.12	1.48	1.64	0.93	—
1.85%	1.12	1.28	1.43	0.92	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	283

Subaccount	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
0.55%	$0.91	$—	$2.07	$—	$1.53
0.75%	0.91	2.79	1.77	1.54	1.52
0.85%	0.91	—	1.85	—	1.51
0.95%	0.90	2.71	1.72	1.52	1.50
1.00%	0.90	—	2.62	—	1.50
1.05%	0.90	—	1.82	—	1.50
1.10%	0.90	—	1.81	—	1.49
1.15%	0.90	—	—	—	—
1.20%	0.90	—	2.55	—	1.49
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.90	—	1.78	—	1.48
1.30%	0.90	—	1.77	—	1.48
1.35%	0.90	—	—	—	—
1.40%	0.89	—	—	—	—
1.45%	0.89	—	1.74	—	1.47
1.50%	0.89	—	—	—	—
1.55%	0.89	—	—	—	—
1.60%	0.89	—	—	—	—
1.65%	0.89	—	—	—	—
1.70%	0.89	—	—	—	—
1.75%	0.89	—	—	—	—
1.80%	0.89	—	—	—	—
1.85%	0.88	—	—	—	—

Subaccount	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II
0.55%	$1.09	$2.06	$—	$1.84	$—
0.75%	1.08	2.01	—	1.82	—
0.85%	1.08	1.83	—	—	1.78
0.95%	1.08	1.96	—	1.80	—
1.00%	1.07	1.95	—	1.79	—
1.05%	1.07	1.79	—	—	1.76
1.10%	1.07	1.78	—	—	1.76
1.15%	1.07	—	—	—	—
1.20%	1.07	1.90	—	1.77	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.06	1.75	2.84	—	1.74
1.30%	1.06	1.74	—	—	1.74
1.35%	1.06	—	—	—	—
1.40%	1.06	—	—	—	—
1.45%	1.06	1.72	—	—	1.72
1.50%	1.05	—	—	—	—
1.55%	1.05	—	—	—	—
1.60%	1.05	—	—	—	—
1.65%	1.05	—	—	—	—
1.70%	1.05	—	—	—	—
1.75%	1.04	—	—	—	—
1.80%	1.04	—	—	—	—
1.85%	1.04	—	—	—	—

284	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
0.55%	$1.96	$1.67	$—	$1.43	$1.94
0.75%	1.92	1.64	1.43	1.42	1.32
0.85%	2.01	1.43	—	1.41	—
0.95%	1.88	1.60	1.42	1.41	1.28
1.00%	1.87	1.59	1.42	1.40	2.44
1.05%	1.97	1.40	—	1.40	—
1.10%	1.95	1.39	—	1.40	—
1.15%	—	—	—	—	—
1.20%	1.83	1.56	1.40	1.39	2.37
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.92	1.37	—	1.39	—
1.30%	1.91	1.36	—	1.38	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1.88	1.34	—	1.37	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Subaccount	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
0.55%	$1.00	$—	$1.04	$1.21	$—
0.75%	1.00	1.34	1.03	1.20	1.05
0.85%	0.99	—	1.03	1.19	—
0.95%	0.99	1.29	1.02	1.19	1.02
1.00%	0.99	—	1.02	1.19	3.64
1.05%	0.98	—	1.02	1.18	—
1.10%	0.98	—	1.02	1.18	—
1.15%	0.98	—	1.01	1.18	—
1.20%	0.98	—	1.01	1.17	3.54
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.98	—	1.01	1.17	—
1.30%	0.98	—	1.01	1.17	—
1.35%	0.97	—	1.01	1.17	—
1.40%	0.97	—	1.01	1.16	—
1.45%	0.97	—	1.00	1.16	—
1.50%	0.97	—	1.00	1.06	—
1.55%	0.97	—	1.00	1.16	—
1.60%	0.96	—	1.00	1.15	—
1.65%	0.96	—	1.00	1.15	—
1.70%	0.96	—	0.99	1.15	—
1.75%	0.96	—	0.99	1.05	—
1.80%	0.96	—	0.99	1.14	—
1.85%	0.96	—	0.99	1.05	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	285

Subaccount	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
0.55%	$1.63	$—	$1.17	$1.03	$2.39
0.75%	1.60	1.21	1.16	1.03	1.79
0.85%	1.58	—	1.16	1.03	—
0.95%	1.57	1.17	1.15	1.02	1.73
1.00%	1.56	2.36	1.15	1.02	2.87
1.05%	1.55	—	1.15	1.02	—
1.10%	1.54	—	1.15	1.02	—
1.15%	1.49	—	1.14	—	—
1.20%	1.53	2.29	1.14	1.02	2.79
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.52	—	1.14	1.02	—
1.30%	1.51	—	1.14	1.02	—
1.35%	1.86	—	1.14	—	—
1.40%	1.47	—	1.13	—	—
1.45%	1.49	—	1.13	1.01	—
1.50%	1.35	—	1.13	—	—
1.55%	1.84	—	1.13	—	—
1.60%	1.83	—	1.13	—	—
1.65%	1.45	—	1.12	—	—
1.70%	1.82	—	1.12	—	—
1.75%	1.34	—	1.12	—	—
1.80%	1.44	—	1.12	—	—
1.85%	1.33	—	1.11	—	—

Subaccount	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S	NB AMT Intl Eq, Cl S
0.55%	$2.80	$1.42	$1.54	$0.92	$1.06
0.75%	3.05	1.39	1.50	0.92	1.04
0.85%	2.05	1.40	1.73	0.91	1.17
0.95%	2.96	1.36	1.47	0.91	1.02
1.00%	4.31	1.35	1.47	0.91	1.01
1.05%	2.01	1.37	1.69	0.91	1.14
1.10%	2.00	1.37	1.68	0.91	1.14
1.15%	1.31	—	1.06	0.91	—
1.20%	4.28	1.32	1.43	0.91	0.99
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.97	1.34	1.66	0.91	1.12
1.30%	1.96	1.34	1.65	0.90	1.11
1.35%	1.67	—	1.40	0.90	—
1.40%	1.30	—	1.05	0.90	—
1.45%	1.93	1.32	1.62	0.90	1.10
1.50%	1.08	—	1.03	0.90	—
1.55%	1.65	—	1.39	0.90	—
1.60%	1.64	—	1.38	0.90	—
1.65%	1.28	—	1.04	0.90	—
1.70%	1.63	—	1.37	0.90	—
1.75%	1.07	—	1.02	0.89	—
1.80%	1.27	—	1.03	0.89	—
1.85%	1.06	—	1.02	0.89	—

286	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
0.55%	$—	$—	$2.03	$1.61	$2.53
0.75%	—	—	1.98	1.57	2.47
0.85%	1.99	1.48	1.64	1.50	2.17
0.95%	1.98	—	1.94	1.54	2.41
1.00%	—	—	1.93	1.53	2.39
1.05%	1.95	1.45	1.61	1.47	2.13
1.10%	1.94	1.44	1.60	1.46	2.11
1.15%	1.59	—	1.39	0.99	1.71
1.20%	1.95	—	1.88	1.49	2.34
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.91	1.42	1.58	1.44	2.08
1.30%	1.90	1.41	1.57	1.43	2.07
1.35%	1.93	—	1.62	0.99	2.25
1.40%	1.57	—	1.37	0.98	1.69
1.45%	1.87	1.39	1.54	1.41	2.04
1.50%	1.36	—	1.17	0.98	1.43
1.55%	1.91	—	1.60	0.98	2.22
1.60%	1.90	—	1.60	0.98	2.21
1.65%	1.55	—	1.35	0.97	1.67
1.70%	1.89	—	1.59	0.97	2.20
1.75%	1.35	—	1.16	0.97	1.42
1.80%	1.54	—	1.34	0.97	1.66
1.85%	1.35	—	1.15	0.97	1.41

Subaccount	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
0.55%	$1.49	$1.01	$1.02	$2.51	$1.39
0.75%	1.46	1.00	1.01	2.29	1.49
0.85%	1.45	1.00	1.01	—	—
0.95%	1.43	0.99	1.00	2.22	1.44
1.00%	1.42	0.99	1.00	2.71	1.81
1.05%	1.42	0.99	1.00	—	—
1.10%	1.41	0.98	0.99	—	—
1.15%	1.06	0.98	0.99	—	—
1.20%	1.39	0.98	0.99	2.63	1.76
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.39	0.98	0.99	—	—
1.30%	1.38	0.98	0.99	—	—
1.35%	1.18	0.97	0.99	—	—
1.40%	1.05	0.97	0.99	—	—
1.45%	1.36	0.97	0.98	—	—
1.50%	0.96	0.94	0.98	—	—
1.55%	1.17	0.96	0.98	—	—
1.60%	1.16	0.96	0.98	—	—
1.65%	1.04	0.96	0.98	—	—
1.70%	1.15	0.96	0.97	—	—
1.75%	0.95	0.93	0.97	—	—
1.80%	1.03	0.95	0.97	—	—
1.85%	0.94	0.93	0.97	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	287

Subaccount	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S
0.55%	$—	$2.02	$—	$—	$0.80
0.75%	—	1.99	3.18	2.56	0.79
0.85%	—	—	—	—	0.79
0.95%	—	1.97	3.08	2.48	0.79
1.00%	—	1.96	—	—	0.78
1.05%	—	—	—	—	0.78
1.10%	—	—	—	—	0.78
1.15%	—	—	—	—	0.78
1.20%	—	1.94	—	—	0.78
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.32	—	—	—	0.78
1.30%	—	—	—	—	0.78
1.35%	—	—	—	—	0.77
1.40%	—	—	—	—	0.77
1.45%	—	—	—	—	0.77
1.50%	—	—	—	—	0.77
1.55%	—	—	—	—	0.77
1.60%	—	—	—	—	0.77
1.65%	—	—	—	—	0.77
1.70%	—	—	—	—	0.76
1.75%	—	—	—	—	0.76
1.80%	—	—	—	—	0.76
1.85%	—	—	—	—	0.76

Subaccount	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2
0.55%	$1.61	$1.61	$—	$1.02	$—
0.75%	1.58	1.59	—	1.01	—
0.85%	1.57	1.58	1.14	1.00	1.23
0.95%	1.56	1.57	1.13	1.00	1.22
1.00%	1.56	1.56	—	1.00	—
1.05%	1.55	1.56	1.12	1.00	1.21
1.10%	1.55	1.55	1.12	0.99	1.21
1.15%	1.31	—	1.04	0.99	1.09
1.20%	1.54	1.54	1.11	0.99	1.20
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.53	1.54	—	0.99	—
1.30%	1.53	1.53	1.10	0.99	1.19
1.35%	1.58	—	1.10	0.99	1.19
1.40%	1.30	—	1.03	0.98	1.08
1.45%	1.51	1.51	1.09	0.98	1.18
1.50%	1.18	—	1.00	0.98	1.01
1.55%	1.56	—	1.09	0.98	1.17
1.60%	1.56	—	1.08	0.98	1.17
1.65%	1.28	—	1.02	0.97	1.07
1.70%	1.55	—	1.08	0.97	1.16
1.75%	1.17	—	0.99	0.97	1.00
1.80%	1.27	—	1.01	0.97	1.06
1.85%	1.16	—	0.99	0.97	0.99

288	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	VP BR Gl Infl Prot Sec, Cl 3	VP CenterSquare Real Est, Cl 2	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4
0.55%	$1.52	$—	$—	$1.25	$1.25
0.75%	1.48	—	—	1.23	1.23
0.85%	1.43	1.62	1.38	1.22	1.22
0.95%	1.45	1.61	1.37	1.21	1.21
1.00%	1.44	—	—	1.21	1.21
1.05%	1.40	1.60	1.36	1.21	1.21
1.10%	1.39	1.60	1.35	1.20	1.20
1.15%	—	1.33	1.17	1.09	—
1.20%	1.40	1.59	1.34	1.19	1.19
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.37	—	—	1.19	1.19
1.30%	1.36	1.58	1.34	1.19	1.19
1.35%	—	1.57	1.33	1.19	—
1.40%	—	1.31	1.15	1.08	—
1.45%	1.34	1.56	1.32	1.17	1.17
1.50%	—	1.04	1.01	1.03	—
1.55%	—	1.55	1.32	1.17	—
1.60%	—	1.55	1.31	1.17	—
1.65%	—	1.30	1.14	1.07	—
1.70%	—	1.54	1.30	1.16	—
1.75%	—	1.03	1.00	1.02	—
1.80%	—	1.29	1.13	1.06	—
1.85%	—	1.03	0.99	1.01	—

Subaccount	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2	VP Ptnrs Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2	VP Lazard Intl Eq Adv, Cl 2
0.55%	$—	$—	$—	$—	$1.04
0.75%	—	—	—	—	1.03
0.85%	1.16	1.23	1.12	1.87	1.02
0.95%	1.15	1.22	1.12	1.86	1.02
1.00%	—	—	—	—	1.02
1.05%	1.15	1.22	1.11	1.85	1.02
1.10%	1.14	1.21	1.11	1.84	1.01
1.15%	1.13	1.12	1.03	1.35	1.01
1.20%	1.14	1.20	1.10	1.83	1.01
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	1.01
1.30%	1.13	1.20	1.09	1.82	1.01
1.35%	1.13	1.19	1.09	1.81	1.01
1.40%	1.11	1.10	1.02	1.33	1.00
1.45%	1.12	1.19	1.08	1.80	1.00
1.50%	1.02	1.05	0.99	1.22	1.00
1.55%	1.11	1.18	1.07	1.79	1.00
1.60%	1.11	1.17	1.07	1.78	1.00
1.65%	1.10	1.09	1.01	1.32	0.99
1.70%	1.10	1.17	1.06	1.77	0.99
1.75%	1.01	1.04	0.98	1.20	0.99
1.80%	1.09	1.08	1.00	1.31	0.99
1.85%	1.01	1.04	0.98	1.20	0.99

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	289

Subaccount	VP Loomis Sayles Gro, Cl 1	VP Loomis Sayles Gro, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP MFS Val, Cl 2
0.55%	$1.06	$—	$—	$1.62	$—
0.75%	1.06	—	—	1.59	—
0.85%	1.06	2.20	1.86	1.62	2.14
0.95%	1.06	2.18	1.84	1.55	2.12
1.00%	1.06	—	—	1.55	—
1.05%	1.06	2.17	1.83	1.58	2.11
1.10%	1.06	2.16	1.83	1.58	2.10
1.15%	—	1.58	1.50	—	1.66
1.20%	1.06	2.15	1.81	1.51	2.09
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.06	—	—	1.55	—
1.30%	1.05	2.13	1.80	1.54	2.07
1.35%	—	2.13	1.80	—	2.07
1.40%	—	1.56	1.48	—	1.64
1.45%	1.05	2.11	1.78	1.52	2.05
1.50%	—	1.47	1.32	—	1.39
1.55%	—	2.10	1.77	—	2.04
1.60%	—	2.09	1.77	—	2.03
1.65%	—	1.54	1.46	—	1.62
1.70%	—	2.08	1.76	—	2.02
1.75%	—	1.45	1.30	—	1.38
1.80%	—	1.53	1.45	—	1.61
1.85%	—	1.45	1.30	—	1.38

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
0.55%	$1.44	$1.44	$1.52	$1.52	$1.34
0.75%	1.42	1.42	1.50	1.50	1.32
0.85%	1.41	1.41	1.49	1.49	1.31
0.95%	1.40	1.40	1.48	1.48	1.30
1.00%	1.39	1.40	1.48	1.48	1.30
1.05%	1.39	1.39	1.47	1.47	1.29
1.10%	1.38	1.39	1.47	1.47	1.29
1.15%	1.20	—	1.25	—	1.14
1.20%	1.37	1.38	1.46	1.46	1.28
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.37	1.37	1.45	1.45	1.28
1.30%	1.37	1.37	1.45	1.45	1.27
1.35%	1.38	—	1.48	—	1.28
1.40%	1.19	—	1.24	—	1.13
1.45%	1.35	1.35	1.43	1.43	1.26
1.50%	1.10	—	1.13	—	1.06
1.55%	1.36	—	1.46	—	1.26
1.60%	1.36	—	1.45	—	1.26
1.65%	1.17	—	1.22	—	1.12
1.70%	1.35	—	1.44	—	1.25
1.75%	1.09	—	1.12	—	1.05
1.80%	1.16	—	1.21	—	1.11
1.85%	1.08	—	1.12	—	1.05

290	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	VP Mod Conserv, Cl 4	VP MS Adv, Cl 2	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP LA Capital Lg Cap Gro, Cl 2
0.55%	$1.34	$—	$1.05	$1.02	$—
0.75%	1.32	—	1.05	1.02	—
0.85%	1.32	1.97	1.05	1.02	2.05
0.95%	1.31	1.96	1.04	1.01	2.03
1.00%	1.30	—	1.04	1.01	—
1.05%	1.30	1.95	1.04	1.01	2.02
1.10%	1.29	1.94	1.04	1.01	2.01
1.15%	—	1.40	1.04	1.01	1.41
1.20%	1.28	1.93	1.04	1.01	2.00
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.28	—	1.04	1.01	—
1.30%	1.28	1.92	1.03	1.00	1.99
1.35%	—	1.91	1.03	1.00	1.98
1.40%	—	1.38	1.03	1.00	1.39
1.45%	1.26	1.90	1.03	1.00	1.97
1.50%	—	1.32	1.03	1.00	1.33
1.55%	—	1.89	1.03	1.00	1.96
1.60%	—	1.88	1.03	1.00	1.95
1.65%	—	1.37	1.03	1.00	1.37
1.70%	—	1.87	1.02	0.99	1.94
1.75%	—	1.31	1.02	0.99	1.31
1.80%	—	1.36	1.02	0.99	1.36
1.85%	—	1.30	1.02	0.99	1.31

Subaccount	VP Oppen Intl Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2
0.55%	$—	$—	$—	$2.35	$—
0.75%	—	—	—	3.32	—
0.85%	1.32	1.90	1.97	2.00	1.27
0.95%	1.31	1.88	1.96	3.22	1.26
1.00%	—	—	—	3.43	—
1.05%	1.30	1.87	1.95	1.96	1.25
1.10%	1.30	1.87	1.94	1.95	1.25
1.15%	1.13	1.30	1.53	—	1.13
1.20%	1.29	1.85	1.93	3.33	1.24
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.92	—
1.30%	1.28	1.84	1.92	1.91	1.23
1.35%	1.28	1.84	1.91	—	1.23
1.40%	1.12	1.29	1.52	—	1.12
1.45%	1.27	1.82	1.90	1.88	1.22
1.50%	1.01	1.19	1.32	—	0.96
1.55%	1.26	1.81	1.89	—	1.21
1.60%	1.26	1.81	1.88	—	1.21
1.65%	1.10	1.27	1.50	—	1.11
1.70%	1.25	1.80	1.87	—	1.20
1.75%	1.00	1.18	1.31	—	0.96
1.80%	1.09	1.26	1.49	—	1.10
1.85%	1.00	1.17	1.30	—	0.95

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	291

Subaccount	VP T. Rowe Price Lg Cap Val, Cl 2	VP TCW Core Plus Bond, Cl 2	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
0.55%	$—	$—	$—	$2.56	$1.00
0.75%	—	—	—	2.50	0.99
0.85%	1.92	1.07	2.34	2.32	1.00
0.95%	1.90	1.06	2.32	2.44	1.00
1.00%	—	—	—	2.42	0.99
1.05%	1.89	1.05	2.31	2.27	0.99
1.10%	1.89	1.05	2.30	2.26	0.99
1.15%	1.46	1.00	1.82	—	0.97
1.20%	1.87	1.04	2.28	2.36	0.98
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	2.23	0.98
1.30%	1.86	1.04	2.27	2.21	0.97
1.35%	1.86	1.03	2.26	—	0.97
1.40%	1.45	0.99	1.80	—	0.96
1.45%	1.84	1.03	2.25	2.18	0.96
1.50%	1.25	0.99	1.53	—	0.96
1.55%	1.83	1.02	2.23	—	0.96
1.60%	1.83	1.02	2.23	—	0.96
1.65%	1.43	0.98	1.78	—	0.95
1.70%	1.81	1.01	2.21	—	0.95
1.75%	1.24	0.98	1.51	—	0.95
1.80%	1.42	0.97	1.77	—	0.94
1.85%	1.24	0.97	1.51	—	0.94

Subaccount	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2
0.55%	$2.40	$2.39	$—	$1.49	$2.35
0.75%	2.22	3.51	2.19	1.45	2.53
0.85%	1.61	2.11	—	1.14	2.13
0.95%	2.15	3.39	2.13	1.42	2.45
1.00%	4.07	3.60	2.44	1.41	3.19
1.05%	1.57	2.06	—	1.11	2.08
1.10%	1.56	2.05	—	1.11	2.07
1.15%	—	—	—	—	1.52
1.20%	3.96	3.50	2.35	1.38	3.10
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.54	2.02	—	1.09	2.04
1.30%	1.53	2.01	—	1.08	2.03
1.35%	—	—	—	—	1.94
1.40%	—	—	—	—	1.50
1.45%	1.51	1.98	—	1.07	2.00
1.50%	—	—	—	—	1.34
1.55%	—	—	—	—	1.91
1.60%	—	—	—	—	1.91
1.65%	—	—	—	—	1.48
1.70%	—	—	—	—	1.90
1.75%	—	—	—	—	1.33
1.80%	—	—	—	—	1.47
1.85%	—	—	—	—	1.32

292	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	$2.49	$1.07
0.75%	2.25	1.06
0.85%	2.29	1.06
0.95%	2.18	1.05
1.00%	3.60	1.05
1.05%	2.25	1.05
1.10%	2.23	1.05
1.15%	1.38	1.04
1.20%	3.50	1.04
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	2.20	1.04
1.30%	2.19	1.04
1.35%	1.87	1.04
1.40%	1.36	1.03
1.45%	2.15	1.03
1.50%	1.32	1.03
1.55%	1.85	1.03
1.60%	1.84	1.03
1.65%	1.35	1.02
1.70%	1.83	1.02
1.75%	1.31	1.02
1.80%	1.34	1.02
1.85%	1.31	1.02

The following is a summary of units outstanding at Dec. 31, 2016:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
0.55%	—	—	—	16,283	—
0.75%	6,899	117,847	1,102,598	1,683,951	—
0.85%	8,948	259,280	199,869	1,093,315	218,120
0.95%	35,658	78,113	729,514	936,766	96,973
1.00%	—	1,935	61,844	225,059	—
1.05%	20,794	181,569	168,294	445,455	147,392
1.10%	220,668	10,795	31,967	194,556	79,554
1.15%	—	—	—	—	—
1.20%	16,596	3,691	49,948	138,878	41,387
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	6,161	433	33,169	4,308
1.30%	—	3,704	48,798	104,261	92,357
1.35%	4,457	—	—	—	39,699
1.40%	—	—	—	—	—
1.45%	567	—	14,978	3,562	12,687
1.50%	—	—	—	—	1,032
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	314,587	663,095	2,408,243	4,875,255	733,509

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	293

Subaccount	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
0.55%	79,932	—	—	72	—
0.75%	363,392	136,338	374,131	280,757	236,435
0.85%	515,616	—	—	705,427	213,962
0.95%	774,406	146,083	239,359	376,055	228,453
1.00%	98,270	—	48,590	62,953	31,421
1.05%	241,083	—	—	393,354	463,326
1.10%	143,170	—	—	49,382	1,774
1.15%	15,055	—	—	—	—
1.20%	155,802	—	23,412	29,654	30,733
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	11,419	—	—	4,049	794
1.30%	146,243	—	—	36,738	—
1.35%	85,858	—	—	—	—
1.40%	—	—	—	—	—
1.45%	797	—	—	15,369	491
1.50%	1,378	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	2,632,421	282,421	685,492	1,953,810	1,207,389

Subaccount	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
0.55%	—	14,494	22,078	—	1,252
0.75%	161,223	1,502,966	609,710	426,521	89,216
0.85%	—	1,615,316	308,814	—	323,935
0.95%	154,717	1,715,826	638,450	270,374	17,393
1.00%	—	210,245	251,294	12,430	4,588
1.05%	—	752,904	404,903	—	121,437
1.10%	—	201,115	433,705	—	22,844
1.15%	—	—	36,615	—	—
1.20%	—	224,388	259,140	7,969	468
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	21,676	11,407	—	4,211
1.30%	—	192,427	235,809	—	14,363
1.35%	—	82,866	92,120	—	—
1.40%	—	—	7,324	—	—
1.45%	—	11,253	6,651	—	5,453
1.50%	—	30,286	9,083	—	—
1.55%	—	—	—	—	—
1.60%	—	4,770	26,219	—	—
1.65%	—	—	—	—	—
1.70%	—	—	9,164	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	315,940	6,580,532	3,362,486	717,294	605,160

294	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	8,047	18,770	—	—	2,314
0.75%	1,456,734	162	116,026	—	3,053,562
0.85%	919,227	112,044	142,938	23,122	134,495
0.95%	1,506,795	35,227	299,629	99,685	1,414,282
1.00%	481,436	—	27,328	—	194,445
1.05%	560,095	37,551	39,000	4,056	193,360
1.10%	414,012	106,979	294,015	21,720	54,782
1.15%	154,148	—	—	—	—
1.20%	599,600	—	132,115	83,923	140,872
1.25%	—	—	—	—	—
1.25%	9,748	—	—	—	1,630
1.25%	—	—	—	—	—
1.25%	1,988,572	—	—	—	4,632,134
1.25%	—	—	3,193	—	—
1.30%	169,589	118,346	32,793	—	24,793
1.35%	644,724	—	72,435	25,128	—
1.40%	—	—	—	—	—
1.45%	231,963	—	10,369	—	—
1.50%	24,912	—	2,099	2,169	—
1.55%	—	—	—	—	—
1.60%	2,121	—	—	—	—
1.65%	—	—	—	—	—
1.70%	5,986	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	9,177,709	429,079	1,171,940	259,803	9,846,669

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
0.55%	—	—	6,383	—	—
0.75%	9,434	—	3,629,982	108,973	—
0.85%	13,272	49,212	1,549,058	22,285	33,543
0.95%	14,074	307,522	2,426,613	190,218	373,748
1.00%	9,558	—	509,677	36,199	—
1.05%	—	97,443	943,310	24,332	21,383
1.10%	—	155,537	153,249	16,260	118,913
1.15%	—	—	—	—	—
1.20%	4,741	67,939	285,268	62,366	121,176
1.25%	—	—	2,422,711	—	—
1.25%	—	—	31,020	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	8,580	—	—	—	—
1.30%	15,232	13,082	234,096	—	69,698
1.35%	1,807	41,823	—	13,971	185,491
1.40%	—	—	—	—	—
1.45%	—	—	23,835	—	25,279
1.50%	886	983	—	—	2,285
1.55%	—	—	—	—	—
1.60%	8,769	—	—	—	4,199
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	86,353	733,541	12,215,202	474,604	955,715

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	295

Subaccount	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
0.55%	10,643	—	5,139	—	4
0.75%	706,554	—	1,166,333	—	2,485,557
0.85%	808,884	107,636	638,005	103,667	1,544,835
0.95%	456,918	99,519	956,102	3,673,583	2,164,223
1.00%	83,979	—	180,711	—	197,694
1.05%	746,159	1,784	596,377	60,753	2,661,877
1.10%	169,487	15,202	44,236	101,849	205,536
1.15%	—	—	—	657,790	—
1.20%	54,954	39,168	458,942	201,852	288,281
1.25%	1,214,837	—	—	—	—
1.25%	25,854	—	11,315	—	14,188
1.25%	—	—	—	—	—
1.25%	—	—	408,343	—	1,516,147
1.25%	—	—	—	—	—
1.30%	19,080	34,160	150,800	225,337	110,349
1.35%	—	23,291	—	101,825	—
1.40%	—	3,484	—	—	—
1.45%	7,653	—	13,543	—	3,671
1.50%	—	—	—	93,761	—
1.55%	—	—	—	—	—
1.60%	—	—	—	1,948	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	702	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	4,305,002	324,244	4,629,846	5,223,067	11,192,362

Subaccount	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
0.55%	—	619	—	7,908	—
0.75%	—	1,264,631	—	1,299,721	—
0.85%	125,178	575,639	62,418	931,930	113,581
0.95%	245,525	1,274,315	411,544	1,015,235	336,736
1.00%	—	208,469	—	210,223	—
1.05%	85,603	288,028	44,227	900,768	162,810
1.10%	153,518	85,409	58,267	55,892	247,400
1.15%	—	—	—	—	—
1.20%	70,621	179,711	32,382	321,275	110,200
1.25%	—	—	—	—	—
1.25%	—	1,364	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1,081,745	—	—	—
1.25%	—	—	—	48,527	—
1.30%	10,571	117,892	34,396	408,253	180,260
1.35%	74,974	—	63,492	—	70,828
1.40%	—	—	3,487	—	6,877
1.45%	11,769	7,840	3,787	29,269	—
1.50%	9,229	—	2,931	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	6,988
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	786,988	5,085,662	716,931	5,229,001	1,235,680

296	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
0.55%	2,179	—	2,644	7,295	—
0.75%	4,240,033	—	1,827,327	1,793,192	210,251
0.85%	2,079,738	10,061	300,536	537,801	595,945
0.95%	3,721,952	114,829	1,341,726	3,026,019	740,534
1.00%	588,810	—	98,964	320,191	328
1.05%	1,442,424	30,393	142,068	503,934	242,027
1.10%	161,592	58,653	16,881	458,462	206,192
1.15%	—	—	—	—	—
1.20%	991,277	82,135	42,222	303,319	154,788
1.25%	—	—	—	—	—
1.25%	73,954	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,737,040	—	—	—	—
1.25%	—	—	9,320	8,692	—
1.30%	456,440	8,128	33,166	152,955	35,582
1.35%	—	18,210	—	171,983	77,686
1.40%	—	—	—	—	—
1.45%	92,186	626	—	40,176	3,935
1.50%	—	873	—	37,702	61,324
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	15,587,625	323,908	3,814,854	7,361,721	2,328,592

Subaccount	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
0.55%	—	—	—	616,243	352,420
0.75%	17,944	742,630	512,940	9,934,760	7,892,431
0.85%	143,017	1,014,941	3,741,595	72,630,501	50,151,283
0.95%	371,599	14,775,827	26,124,651	147,273,773	287,326,316
1.00%	78,694	59,458	100,393	1,667,872	1,096,431
1.05%	91,732	982,412	3,279,386	29,066,635	99,343,721
1.10%	68,943	8,361,126	15,720,506	82,646,941	168,328,470
1.15%	—	—	—	928,843	5,880,213
1.20%	9,051	2,256,681	3,145,015	13,065,424	29,536,121
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	7,252	—
1.30%	—	647,940	4,245,424	9,479,645	36,422,984
1.35%	21,261	1,727,501	5,838,215	12,577,459	20,235,538
1.40%	—	—	—	86,519	912,760
1.45%	—	562,463	471,368	893,097	1,308,936
1.50%	—	67,314	41,882	45,204	226,360
1.55%	—	—	—	—	695,388
1.60%	—	—	132,549	23,929	863,573
1.65%	—	—	—	—	745,924
1.70%	—	187,079	—	—	564,601
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	167,202	—	—
Total	802,241	31,385,372	63,521,126	380,944,097	711,883,470

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	297

Subaccount	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 2
0.55%	—	—	—	744	—
0.75%	—	274,618	—	367,402	—
0.85%	3,563	40,031	39,550	268,802	26,918
0.95%	45,419	144,416	129,629	331,082	219,612
1.00%	—	23,346	—	51,514	—
1.05%	—	56,940	—	181,140	10,382
1.10%	18,250	3,588	60,559	35,657	91,977
1.15%	—	—	—	—	—
1.20%	27,263	5,304	32,877	36,339	20,149
1.25%	—	—	—	—	—
1.25%	—	588	—	—	—
1.25%	—	1,474,159	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	2,708	—
1.30%	23,958	—	7,206	57,028	8,796
1.35%	33,695	—	35,125	—	66,386
1.40%	—	—	—	—	—
1.45%	796	505	500	—	—
1.50%	733	—	920	—	525
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	153,677	2,023,495	306,366	1,332,416	444,745

Subaccount	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3
0.55%	13,026	—	46	—	—
0.75%	722,360	—	95,803	—	293,743
0.85%	429,294	—	130,019	4,495	125,275
0.95%	502,084	31,927	112,559	62,430	287,528
1.00%	65,967	—	43,852	—	45,952
1.05%	294,840	—	54,415	4,333	22,383
1.10%	162,962	26,367	19,032	24,570	8,754
1.15%	—	—	—	—	—
1.20%	127,316	5,474	—	28,072	17,509
1.25%	—	—	—	—	—
1.25%	14,655	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,518,938	—	—	—	—
1.25%	—	—	806	—	5,672
1.30%	40,439	14,331	940	3,649	19,453
1.35%	—	14,703	—	21,290	—
1.40%	—	—	—	—	—
1.45%	393	—	10,800	—	—
1.50%	—	753	—	452	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	3,892,274	93,555	468,272	149,291	826,269

298	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Flex Conserv Gro, Cl 2	Col VP US Flex Gro, Cl 2	Col VP US Flex Mod Gro, Cl 2
0.55%	—	—	—	—	—
0.75%	—	—	—	—	—
0.85%	62,495	50,782	—	435,510	225,195
0.95%	428,941	85,766	157,926	3,391,891	1,553,185
1.00%	—	—	—	—	—
1.05%	35,438	1,880	—	703,888	205,578
1.10%	78,362	11,346	24,844	1,383,502	1,289,193
1.15%	—	—	—	—	—
1.20%	62,437	26,087	—	4,050	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	31,112	11,758	20,340	95,428	825,388
1.35%	78,161	33,814	—	96,153	427,315
1.40%	—	—	—	—	—
1.45%	9,164	855	—	—	404,530
1.50%	—	12,184	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	790,125	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	786,110	234,472	203,110	6,900,547	4,930,384

Subaccount	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv
0.55%	—	3,965	17,469	1,970	—
0.75%	—	1,185,579	550,701	120,989	—
0.85%	64,976	387,522	476,051	31,600	86,529
0.95%	220,661	1,228,207	293,075	138,368	—
1.00%	—	159,724	64,093	284	—
1.05%	30,360	333,402	173,376	73,026	12,445
1.10%	5,265	12,056	40,834	135,050	15,540
1.15%	—	—	—	—	—
1.20%	76,353	69,724	49,684	21,079	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	12,666	12,453	1,043	239
1.30%	9,313	56,441	34,124	28,791	5,126
1.35%	12,769	—	—	115,613	—
1.40%	—	—	—	—	—
1.45%	—	30,400	15,247	3,040	—
1.50%	673	—	—	4,699	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	420,370	3,479,686	1,727,107	675,552	119,879

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	299

Subaccount	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl
0.55%	5,844	10,562	—	—	—
0.75%	1,404,322	2,987,417	272,748	1,654,362	266,617
0.85%	1,073,589	2,743,786	—	—	—
0.95%	1,168,616	3,086,993	319,759	1,418,707	349,933
1.00%	253,547	533,554	—	426,682	—
1.05%	1,138,137	1,627,244	—	—	—
1.10%	143,138	960,059	—	—	—
1.15%	—	—	—	—	—
1.20%	231,631	660,253	—	250,632	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	122,253	83,838	—	—	—
1.30%	221,199	538,121	—	—	—
1.35%	—	241,781	—	—	—
1.40%	—	3,740	—	—	—
1.45%	61,757	46,584	—	—	—
1.50%	—	66,873	—	—	—
1.55%	—	—	—	—	—
1.60%	—	1,081	—	—	—
1.65%	—	—	—	—	—
1.70%	—	14,658	—	—	—
1.75%	—	526	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	5,824,033	13,607,070	592,507	3,750,383	616,550

Subaccount	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
0.55%	21,304	—	—	—	18,472
0.75%	2,199,435	82,905	694,157	292,661	928,641
0.85%	1,664,464	—	608,076	134,154	804,194
0.95%	1,367,926	123,157	512,484	779,028	657,844
1.00%	304,758	—	67,911	9,517	101,147
1.05%	877,729	—	188,727	170,153	499,716
1.10%	571,047	—	36,522	192,327	34,643
1.15%	—	—	—	—	—
1.20%	223,425	—	57,050	54,303	96,054
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	49,583	—	32,789	5,823	9,670
1.30%	211,103	—	33,218	47,861	44,987
1.35%	78,323	—	—	59,314	—
1.40%	—	—	—	—	—
1.45%	30,493	—	3,995	50,171	7,095
1.50%	20,797	—	—	9,848	—
1.55%	—	—	—	—	—
1.60%	2,436	—	—	—	—
1.65%	—	—	—	—	—
1.70%	7,978	—	—	—	—
1.75%	539	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	7,631,340	206,062	2,234,929	1,805,160	3,202,463

300	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
0.55%	—	22,732	—	—	6,082
0.75%	135,501	1,184,665	545,358	106,543	1,048,324
0.85%	122,520	820,215	612,150	168,628	—
0.95%	654,545	1,318,970	530,509	611,656	735,793
1.00%	11,477	350,238	79,449	7,626	184,894
1.05%	54,394	657,743	364,555	216,466	—
1.10%	92,051	371,125	233,481	125,749	—
1.15%	—	—	—	—	—
1.20%	45,854	260,525	156,823	109,938	179,772
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	12,130	22,040	5,147	—	—
1.30%	118,953	288,896	102,561	29,056	—
1.35%	99,766	36,824	29,794	74,142	—
1.40%	—	3,697	3,926	—	—
1.45%	55,690	18,734	18,222	28,670	—
1.50%	—	11,168	11,234	13,908	—
1.55%	—	—	—	—	—
1.60%	—	1,230	1,040	—	—
1.65%	—	—	—	—	—
1.70%	24,429	—	7,362	27,522	—
1.75%	—	578	557	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,427,310	5,369,380	2,702,168	1,519,904	2,154,865

Subaccount	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
0.55%	—	—	6,015	—	—
0.75%	—	16,134	1,224,777	53,278	627,906
0.85%	—	—	337,766	—	77,630
0.95%	30,349	117,186	729,396	111,507	448,287
1.00%	—	—	91,832	—	127,929
1.05%	—	—	204,140	—	114,132
1.10%	50,760	—	67,119	—	20,877
1.15%	—	—	—	—	—
1.20%	12,787	—	75,682	—	153,089
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	14,825	—	69,888	—	—
1.30%	16,289	—	8,675	—	5,753
1.35%	5,486	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	833	—	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	130,496	133,320	2,816,123	164,785	1,575,603

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	301

Subaccount	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II
0.55%	8,035	—	—	6,721	—
0.75%	13,373	1,443,561	—	380,781	—
0.85%	112,180	332,899	—	—	439,016
0.95%	222,808	668,881	—	251,108	—
1.00%	24,497	269,674	—	34,659	—
1.05%	10,955	232,393	—	—	289,926
1.10%	86,161	53,883	—	—	18,201
1.15%	—	—	—	—	—
1.20%	4,691	291,909	—	90,481	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,195	5,504	2,349,390	—	11,642
1.30%	87,573	81,219	—	—	13,244
1.35%	47,792	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	6,295	—	—	587
1.50%	5,934	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	625,194	3,386,218	2,349,390	763,750	772,616

Subaccount	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
0.55%	12,238	2,519	—	—	16,426
0.75%	293,930	649,548	245,428	45,934	473,884
0.85%	390,587	807,986	—	240,365	—
0.95%	163,302	544,905	202,404	25,998	236,986
1.00%	6,362	77,584	3,036	15,376	14,457
1.05%	248,907	435,388	—	222,535	—
1.10%	22,950	50,375	—	7,791	—
1.15%	—	—	—	—	—
1.20%	4,672	159,404	6,907	17,553	16,412
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,134	28,841	—	6,318	—
1.30%	22,802	37,933	—	5,497	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	4,300	7,619	—	—	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,172,184	2,802,102	457,775	587,367	758,165

302	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
0.55%	7,260	—	—	—	—
0.75%	93,722	282,947	113,144	20,773	546,487
0.85%	38,123	—	107,199	—	—
0.95%	156,415	310,977	319,818	18,826	150,676
1.00%	11,099	—	4,791	—	4,085
1.05%	23,093	—	75,299	24,963	—
1.10%	92,772	—	187,277	3,944	—
1.15%	1,983	—	—	—	—
1.20%	38,786	—	23,162	69,097	1,222
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	15,035	—	6,549	—	—
1.30%	26,156	—	368	—	—
1.35%	27,014	—	47,906	11,464	—
1.40%	—	—	—	—	—
1.45%	24,818	—	—	—	—
1.50%	18,656	—	—	5,385	—
1.55%	—	—	—	—	—
1.60%	—	—	—	1,669	—
1.65%	—	—	—	—	—
1.70%	—	—	26,049	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	574,932	593,924	911,562	156,121	702,470

Subaccount	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
0.55%	—	—	—	14,978	9,933
0.75%	528,872	545,973	66,679	1,115,454	547,299
0.85%	661,117	—	19,284	629,526	—
0.95%	293,455	491,109	149,929	899,320	290,902
1.00%	78,820	19,123	114,109	134,488	23,087
1.05%	412,777	—	19,797	401,800	—
1.10%	77,707	—	60,938	27,257	—
1.15%	—	—	—	—	—
1.20%	41,449	1,343	1,432	31,785	8,646
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	16,721	—	1,344	16,238	—
1.30%	46,289	—	30	30,311	—
1.35%	20,283	—	28,154	—	—
1.40%	—	—	—	—	—
1.45%	855	—	452	13,902	—
1.50%	7,764	—	690	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	2,186,109	1,057,548	462,838	3,315,059	879,867

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	303

Subaccount	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S	NB AMT Intl Eq, Cl S
0.55%	13,706	12,116	7,363	—	—
0.75%	510,056	407,999	143,221	4,335	321,451
0.85%	427,075	567,812	151,980	7,524	271,421
0.95%	550,266	356,066	238,815	64,287	217,418
1.00%	43,140	46,311	9,396	—	21,049
1.05%	339,401	178,751	85,806	—	111,901
1.10%	102,696	25,269	55,571	2,224	30,243
1.15%	—	—	—	—	—
1.20%	62,989	37,684	21,224	12,230	37,147
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,455	3,100	3,425	—	3,970
1.30%	141,353	21,448	11,090	—	16,378
1.35%	147,208	—	34,061	11,575	—
1.40%	3,639	—	—	—	—
1.45%	30,489	4,970	224	—	9,726
1.50%	9,629	—	1,591	875	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	2,387,102	1,661,526	763,767	103,050	1,040,704

Subaccount	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
0.55%	—	—	714	20,495	1,389
0.75%	—	—	466,434	3,237,431	224,335
0.85%	112,825	286,753	517,812	1,573,077	258,389
0.95%	3,265	—	770,690	2,255,274	536,873
1.00%	—	—	87,956	538,228	50,815
1.05%	167,749	293,771	265,453	1,432,113	296,857
1.10%	42,238	1,514	328,719	419,230	101,661
1.15%	—	—	—	—	—
1.20%	—	—	287,488	781,502	65,883
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	54	15,816	22,804	29,172	1,490
1.30%	34,899	—	129,533	720,096	14,362
1.35%	—	—	64,599	55,144	40,249
1.40%	—	—	3,841	—	3,808
1.45%	—	3,117	19,337	62,566	235
1.50%	—	—	1,190	—	459
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	27,163	—
1.75%	—	—	—	—	535
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	361,030	600,971	2,966,570	11,151,491	1,597,340

304	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
0.55%	17,824	—	—	1,000	—
0.75%	1,034,653	—	36,928	310,561	296,567
0.85%	833,745	9,693	85,534	—	—
0.95%	1,116,125	46,700	219,927	243,106	88,231
1.00%	187,721	—	46,185	41,167	22,523
1.05%	658,163	—	11,388	—	—
1.10%	229,503	—	22,694	—	—
1.15%	—	—	—	—	—
1.20%	359,291	—	183,105	26,543	1,872
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	31,415	—	—	—	—
1.30%	153,281	5,434	12,973	—	—
1.35%	6,273	—	9,974	—	—
1.40%	—	—	—	—	—
1.45%	34,047	6,691	40,813	—	—
1.50%	—	—	5,661	—	—
1.55%	—	—	—	—	—
1.60%	—	—	1,983	—	—
1.65%	22,227	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	4,684,268	68,518	677,165	622,377	409,193

Subaccount	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S
0.55%	—	—	—	—	4,407
0.75%	—	244,097	44,875	118,543	32,608
0.85%	—	—	—	—	29,649
0.95%	—	97,729	73,270	191,987	64,723
1.00%	—	1,118	—	—	30,608
1.05%	—	—	—	—	34,820
1.10%	—	—	—	—	136,313
1.15%	—	—	—	—	—
1.20%	—	657	—	—	18,745
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,213,224	—	—	—	—
1.30%	—	—	—	—	44,929
1.35%	—	—	—	—	47,966
1.40%	—	—	—	—	—
1.45%	—	—	—	—	14,457
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	2,213,224	343,601	118,145	310,530	459,225

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	305

Subaccount	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2
0.55%	106,606	537,749	—	—	—
0.75%	2,659,511	3,475,410	—	34,081	—
0.85%	12,478,590	16,672,674	62,825	107,507	62,813
0.95%	6,892,172	1,983,698	126,268	88,851	269,307
1.00%	398,541	348,242	—	36,851	—
1.05%	1,314,779	6,883,331	5,218	9,120	34,846
1.10%	3,247,859	3,570,789	47,468	104,571	69,285
1.15%	—	—	—	—	—
1.20%	2,423,529	228,555	6,693	45,282	85,434
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	14,143	72,210	—	7,595	—
1.30%	1,101,189	1,519,857	88,006	—	34,912
1.35%	662,054	—	95,603	494	16,780
1.40%	—	—	—	—	3,405
1.45%	1,011,351	51,963	—	16,952	—
1.50%	37,515	—	20,358	—	—
1.55%	—	—	—	—	—
1.60%	76,733	—	—	—	—
1.65%	—	—	—	—	—
1.70%	14,469	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	32,439,041	35,344,478	452,439	451,304	576,782

Subaccount	VP BR Gl Infl Prot Sec, Cl 3	VP CenterSquare Real Est, Cl 2	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4
0.55%	—	—	—	20,416	—
0.75%	1,492,070	—	—	1,726,034	3,853,160
0.85%	918,307	47,511	55,793	7,326,588	19,631,604
0.95%	1,346,664	186,574	232,728	7,036,326	2,461,595
1.00%	261,132	—	—	603,855	659,390
1.05%	545,184	36,958	4,265	1,823,278	10,002,350
1.10%	40,728	77,551	108,216	5,059,928	4,194,855
1.15%	—	—	—	510,786	—
1.20%	354,279	48,399	139,925	4,501,810	984,315
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	715	—	—	13,438	296,441
1.30%	147,403	51,996	8,179	1,068,647	2,651,163
1.35%	—	80,964	52,283	351,923	—
1.40%	—	3,611	—	—	—
1.45%	2,824	3,916	2,884	4,065,249	1,852,073
1.50%	—	10,742	1,127	40,438	—
1.55%	—	—	—	450,975	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	656	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	5,109,306	548,222	606,056	34,599,691	46,586,946

306	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2	VP Ptnrs Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2	VP Lazard Intl Eq Adv, Cl 2
0.55%	—	—	—	—	—
0.75%	—	—	—	—	35,934
0.85%	33,914	39,991	71,859	16,165	41,731
0.95%	284,698	650,339	186,692	172,784	166,603
1.00%	—	—	—	—	—
1.05%	32,876	44,405	12,698	18,383	17,914
1.10%	94,205	237,692	25,993	28,556	10,757
1.15%	—	—	—	—	—
1.20%	18,264	119,133	47,038	14,274	47,650
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	43,492	71,094	23,795	17,116	6,763
1.35%	25,948	65,782	97,728	30,436	63,945
1.40%	—	3,501	—	3,686	—
1.45%	—	47,614	—	—	—
1.50%	1,214	21,618	20,421	9,406	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	569	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	534,611	1,301,169	486,224	311,375	391,297

Subaccount	VP Loomis Sayles Gro, Cl 1	VP Loomis Sayles Gro, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP MFS Val, Cl 2
0.55%	26,196	—	—	—	—
0.75%	1,623,407	—	—	428,812	—
0.85%	1,819,832	13,425	9,842	387,394	57,179
0.95%	1,902,007	38,740	59,644	164,331	282,219
1.00%	315,971	—	—	67,339	—
1.05%	1,039,562	—	8,755	232,799	25,382
1.10%	204,217	19,150	8,884	18,212	185,273
1.15%	—	—	—	—	—
1.20%	303,427	20,422	32,382	75,296	323,030
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	7,197	—	—	—	—
1.30%	110,226	—	40,777	36,394	36,666
1.35%	—	44,807	—	—	62,069
1.40%	—	—	—	—	—
1.45%	17,522	—	—	883	—
1.50%	—	783	4,531	—	8,008
1.55%	—	—	—	—	—
1.60%	—	—	—	—	1,071
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	7,369,564	137,327	164,815	1,411,460	980,897

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	307

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
0.55%	—	437,752	13,649	16,314	744,094
0.75%	11,506,184	44,729,888	7,936,774	15,766,473	3,102,604
0.85%	74,199,066	204,096,880	48,710,503	69,769,437	13,500,363
0.95%	92,097,610	27,407,747	37,459,486	10,786,006	20,348,765
1.00%	1,946,459	11,646,762	814,820	2,913,320	584,947
1.05%	18,778,983	92,811,360	5,953,896	28,221,277	4,158,044
1.10%	20,456,842	50,922,390	12,822,464	11,866,679	5,249,608
1.15%	156,079	—	—	—	437,373
1.20%	55,101,841	5,140,718	19,468,805	1,417,035	11,330,952
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	101,896	803,970	204,172	487,049	99,816
1.30%	11,884,780	25,160,607	4,141,046	5,330,287	3,199,293
1.35%	6,570,301	—	2,115,862	—	1,615,526
1.40%	145,577	—	4,796	—	197,815
1.45%	12,574,890	422,395	1,978,677	1,012,787	2,541,144
1.50%	273,742	—	436,371	—	24,789
1.55%	1,006,329	—	33,312	—	982,592
1.60%	1,294,093	—	40,503	—	267,646
1.65%	—	—	—	—	356,125
1.70%	398,522	—	73,244	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	87,750
1.85%	221,247	—	76,330	—	80,924
Total	308,714,441	463,580,469	142,284,710	147,586,664	68,910,170

Subaccount	VP Mod Conserv, Cl 4	VP MS Adv, Cl 2	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP LA Capital Lg Cap Gro, Cl 2
0.55%	—	—	—	—	—
0.75%	9,220,661	—	—	11,582	—
0.85%	37,740,492	21,326	—	16,333	9,126
0.95%	6,494,008	63,492	4,999	32,995	17,674
1.00%	993,838	—	—	1,952	—
1.05%	23,247,151	—	15,359	—	781
1.10%	9,625,119	12,296	—	2,639	8,304
1.15%	—	—	—	—	—
1.20%	1,611,825	33,025	16,828	—	22,533
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	227,284	—	—	—	—
1.30%	6,039,244	8,640	—	—	10,969
1.35%	—	5,605	—	—	29,502
1.40%	—	—	—	—	3,897
1.45%	1,087,597	—	—	—	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	13,423	26,764	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	96,287,219	144,384	50,609	92,265	102,786

308	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	VP Oppen Intl Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2
0.55%	—	—	—	2,933	—
0.75%	—	—	—	771,196	—
0.85%	75,867	1,080	43,184	289,246	65
0.95%	664,927	64,173	77,640	451,732	191,685
1.00%	—	—	—	104,534	—
1.05%	169,541	15,187	6,045	144,838	36,795
1.10%	184,463	96,000	68,502	31,617	379
1.15%	—	—	—	—	—
1.20%	101,091	3,050	6,235	93,632	22,604
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	426	—
1.30%	94,637	23,056	1,499	29,492	21,368
1.35%	22,103	24,174	3,266	—	22,588
1.40%	—	—	—	—	—
1.45%	4,256	—	—	—	3,964
1.50%	6,037	4,118	—	—	—
1.55%	—	—	—	—	—
1.60%	1,574	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	601	—	—	689
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,324,496	231,439	206,371	1,919,646	300,137

Subaccount	VP T. Rowe Price Lg Cap Val, Cl 2	VP TCW Core Plus Bond, Cl 2	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
0.55%	—	—	—	—	—
0.75%	—	—	—	102,566	551,531
0.85%	1,317	30,956	18,682	79,814	567,313
0.95%	215,479	63,265	85,347	86,374	969,213
1.00%	—	—	—	12,249	42,417
1.05%	—	33,364	6,012	91,383	107,916
1.10%	45,997	50,436	91,796	579	95,785
1.15%	—	—	—	—	—
1.20%	24,433	27,695	39,657	8,539	188,660
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	7,106	—
1.30%	22,187	7,230	61,064	17,458	178,764
1.35%	359	83,597	22,944	—	218,832
1.40%	—	—	3,741	—	—
1.45%	—	—	—	235	22,432
1.50%	—	340	552	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	27,290
1.75%	—	—	—	—	21,265
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	309,772	296,883	329,795	406,303	2,991,418

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	309

Subaccount	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2
0.55%	6,454	31,628	—	11,606	50
0.75%	1,725,250	1,777,379	553,155	440,585	361,838
0.85%	815,161	1,200,763	—	253,521	186,167
0.95%	1,118,022	1,281,827	254,427	317,508	298,969
1.00%	133,045	215,070	78,902	113,263	62,765
1.05%	527,301	558,616	—	345,294	193,735
1.10%	124,258	129,446	—	9,704	27,305
1.15%	—	—	—	—	—
1.20%	80,074	167,087	13,977	40,878	9,438
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	9,891	17,815	—	—	2,597
1.30%	136,182	136,480	—	19,784	29,083
1.35%	—	—	—	—	5,523
1.40%	—	—	—	—	—
1.45%	17,472	10,005	—	5,278	—
1.50%	—	—	—	—	617
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	4,693,110	5,526,116	900,461	1,557,421	1,178,087

Subaccount				WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%				—	—
0.75%				315,222	35,169
0.85%				275,237	31,713
0.95%				281,832	119,336
1.00%				28,970	17,775
1.05%				134,745	4,509
1.10%				186,218	44,379
1.15%				—	—
1.20%				30,222	13,242
1.25%				—	—
1.25%				—	—
1.25%				—	—
1.25%				—	—
1.25%				10,388	—
1.30%				8,460	—
1.35%				31,184	6,587
1.40%				—	—
1.45%				16,824	4,673
1.50%				4,079	6,820
1.55%				—	—
1.60%				2,337	—
1.65%				—	—
1.70%				—	—
1.75%				—	—
1.80%				—	—
1.85%				—	—
Total				1,325,718	284,203

310	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

The following is a summary of net assets at Dec. 31, 2016:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
0.55%	$83	$82	$182	$18,792	$—
0.75%	7,662	162,159	2,311,928	2,930,954	—
0.85%	9,981	382,623	374,187	914,640	468,901
0.95%	39,304	104,854	1,483,524	1,578,943	220,096
1.00%	81	2,588	159,490	419,069	—
1.05%	22,831	262,164	308,561	368,231	344,897
1.10%	241,882	15,489	58,308	158,743	166,546
1.15%	81	—	—	—	217
1.20%	18,123	4,824	125,223	251,458	92,407
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	81	8,719	953	26,597	8,881
1.30%	80	5,215	87,163	83,242	193,934
1.35%	4,918	—	—	—	87,781
1.40%	80	—	—	—	215
1.45%	692	102	26,337	2,795	25,607
1.50%	79	—	—	—	1,569
1.55%	79	—	—	—	208
1.60%	79	—	—	—	207
1.65%	79	—	—	—	212
1.70%	79	—	—	—	206
1.75%	79	—	—	—	228
1.80%	78	—	—	—	211
1.85%	78	—	—	—	228
Total	$346,509	$948,819	$4,935,856	$6,753,464	$1,612,551

Subaccount	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
0.55%	$82,198	$—	$99	$298	$140
0.75%	370,629	151,173	569,422	580,494	457,253
0.85%	523,961	—	—	1,807,121	450,532
0.95%	784,007	156,857	356,128	762,581	431,868
1.00%	99,311	—	95,347	127,147	59,066
1.05%	243,181	—	—	986,789	955,346
1.10%	144,152	—	—	123,071	3,637
1.15%	15,246	—	—	—	—
1.20%	156,290	—	44,286	58,735	56,513
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	11,433	—	—	9,948	1,603
1.30%	146,160	—	—	89,786	84
1.35%	85,651	—	—	—	—
1.40%	114	—	—	—	—
1.45%	792	—	—	36,977	1,130
1.50%	1,443	—	—	—	—
1.55%	113	—	—	—	—
1.60%	92	—	—	—	—
1.65%	149	—	—	—	—
1.70%	149	—	—	—	—
1.75%	148	—	—	—	—
1.80%	148	—	—	—	—
1.85%	149	—	—	—	—
Total	$2,665,516	$308,030	$1,065,282	$4,582,947	$2,417,172

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	311

Subaccount	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
0.55%	$—	$32,425	$26,707	$78	$2,416
0.75%	550,601	4,146,082	730,631	665,900	168,816
0.85%	—	3,213,048	368,305	—	606,987
0.95%	511,519	4,553,675	757,867	408,692	32,276
1.00%	—	613,095	297,607	23,929	8,610
1.05%	—	1,466,864	478,425	—	222,984
1.10%	—	389,719	511,241	—	41,762
1.15%	—	130	43,060	—	—
1.20%	—	635,740	304,052	14,910	850
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	41,345	13,352	—	7,588
1.30%	—	365,186	275,381	—	25,764
1.35%	—	175,284	107,325	—	—
1.40%	—	129	8,513	—	—
1.45%	—	21,021	7,714	—	9,641
1.50%	—	43,251	9,739	—	—
1.55%	—	151	88	—	—
1.60%	—	9,926	30,189	—	—
1.65%	—	127	87	—	—
1.70%	—	149	10,503	—	—
1.75%	—	106	79	—	—
1.80%	—	126	86	—	—
1.85%	—	106	79	—	—
Total	$1,062,120	$15,707,685	$3,981,030	$1,113,509	$1,127,694

Subaccount	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	$15,488	$11,628	$15	$—	$4,755
0.75%	2,527,325	217	173,096	—	4,417,199
0.85%	1,594,969	68,079	212,484	52,852	248,698
0.95%	2,543,463	21,324	443,803	226,353	1,997,537
1.00%	1,068,098	118	40,399	—	455,098
1.05%	1,021,205	22,763	57,540	9,170	387,498
1.10%	699,869	64,399	433,261	48,848	98,818
1.15%	221,442	117	15	16	—
1.20%	1,292,833	117	193,823	187,499	321,729
1.25%	—	—	—	—	—
1.25%	16,218	—	—	—	3,068
1.25%	—	—	—	—	—
1.25%	5,354,295	—	—	—	10,833,874
1.25%	—	117	4,691	—	—
1.30%	290,142	70,704	47,932	22	48,632
1.35%	1,148,577	72	105,684	55,603	—
1.40%	15	117	14	16	—
1.45%	377,969	117	15,073	22	170
1.50%	31,500	117	3,061	3,101	—
1.55%	19	117	14	22	—
1.60%	3,737	116	14	22	—
1.65%	15	115	14	16	—
1.70%	10,443	115	14	22	—
1.75%	13	115	14	14	—
1.80%	15	115	14	16	—
1.85%	13	114	15	14	—
Total	$18,217,663	$260,813	$1,730,990	$583,628	$18,817,076

312	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
0.55%	$9	$—	$13,589	$83	$—
0.75%	8,298	—	9,611,075	107,231	—
0.85%	11,628	93,437	2,584,083	21,850	33,684
0.95%	12,286	580,306	6,255,585	185,797	372,955
1.00%	8,341	—	1,594,124	35,296	—
1.05%	9	182,626	1,546,081	23,678	21,197
1.10%	12	290,597	249,420	15,795	117,492
1.15%	9	16	—	73	72
1.20%	4,108	126,112	867,155	60,351	118,947
1.25%	—	—	6,068,373	—	—
1.25%	—	—	49,644	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	7,405	—	—	73	—
1.30%	13,123	24,126	372,900	73	67,962
1.35%	1,561	76,886	—	13,447	180,350
1.40%	9	16	—	73	72
1.45%	9	18	57,751	73	24,418
1.50%	768	1,277	—	73	1,971
1.55%	9	13	—	73	71
1.60%	7,471	18	—	73	4,018
1.65%	9	15	—	73	71
1.70%	9	18	—	73	69
1.75%	9	13	—	72	64
1.80%	9	15	—	72	71
1.85%	9	13	—	72	64
Total	$75,100	$1,375,522	$29,269,780	$464,474	$943,548

Subaccount	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
0.55%	$22,487	$—	$6,154	$—	$1,993
0.75%	1,886,397	—	1,947,070	—	2,728,258
0.85%	1,119,719	101,504	741,553	98,211	1,549,969
0.95%	1,175,139	93,244	1,546,719	3,456,222	2,306,200
1.00%	267,519	—	252,084	—	200,112
1.05%	1,011,270	1,729	678,930	58,755	2,615,482
1.10%	228,077	14,107	50,003	94,927	200,836
1.15%	—	65	—	624,713	—
1.20%	170,301	36,113	622,420	186,888	284,117
1.25%	2,139,291	—	—	—	—
1.25%	34,311	—	12,620	—	13,628
1.25%	—	—	—	—	—
1.25%	—	—	659,061	—	1,798,847
1.25%	—	—	—	—	—
1.30%	25,128	31,290	167,225	207,245	105,565
1.35%	—	21,267	—	93,362	—
1.40%	—	3,007	—	1,997	—
1.45%	9,944	69	14,819	2,001	3,460
1.50%	—	62	—	88,716	—
1.55%	—	69	—	1,990	—
1.60%	—	71	—	3,702	—
1.65%	—	64	—	1,995	—
1.70%	—	69	—	1,993	—
1.75%	—	62	—	2,628	—
1.80%	—	63	—	2,000	—
1.85%	—	62	—	1,996	—
Total	$8,089,583	$302,917	$6,698,658	$4,929,341	$11,808,467

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	313

Subaccount	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
0.55%	$—	$1,339	$—	$16,283	$—
0.75%	—	3,267,836	—	2,633,925	—
0.85%	189,240	1,119,106	92,139	1,772,452	134,631
0.95%	368,765	3,202,326	604,297	1,991,003	396,583
1.00%	—	595,712	—	409,613	—
1.05%	127,719	548,511	64,617	1,676,711	190,463
1.10%	228,389	161,775	84,757	103,592	288,566
1.15%	95	—	93	—	83
1.20%	104,372	498,263	46,830	611,052	127,707
1.25%	—	—	—	—	—
1.25%	—	2,544	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2,849,732	—	—	—
1.25%	—	—	—	88,499	—
1.30%	15,529	218,737	49,360	740,200	207,545
1.35%	109,741	—	90,867	—	81,290
1.40%	95	—	4,369	—	7,287
1.45%	17,110	14,320	5,390	52,303	88
1.50%	10,187	—	2,921	—	77
1.55%	112	—	109	—	77
1.60%	112	—	109	—	7,892
1.65%	95	—	93	—	80
1.70%	110	—	109	—	87
1.75%	83	—	83	—	76
1.80%	95	—	93	—	80
1.85%	83	—	83	—	76
Total	$1,171,932	$12,480,201	$1,046,319	$10,095,633	$1,442,688

Subaccount	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
0.55%	$3,298	$—	$5,419	$15,830	$76
0.75%	7,692,340	—	1,779,556	3,166,847	201,788
0.85%	2,990,406	21,833	560,123	1,065,847	646,663
0.95%	6,519,455	247,587	1,264,503	5,173,975	798,257
1.00%	916,522	—	225,215	845,073	414
1.05%	2,030,016	65,104	259,015	977,763	259,172
1.10%	226,388	125,258	30,652	885,039	220,164
1.15%	—	17	—	17	79
1.20%	1,499,247	174,252	93,473	778,142	164,174
1.25%	—	—	—	—	—
1.25%	101,944	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,332,913	—	—	—	—
1.25%	—	—	16,657	16,516	75
1.30%	625,757	17,133	58,979	289,119	37,494
1.35%	—	38,263	—	367,261	81,611
1.40%	—	16	—	17	79
1.45%	149,167	1,329	132	74,764	4,184
1.50%	—	1,246	—	53,477	59,991
1.55%	—	21	—	21	75
1.60%	—	11	—	21	81
1.65%	—	16	—	17	79
1.70%	—	21	—	21	81
1.75%	—	14	—	14	75
1.80%	—	16	—	17	79
1.85%	—	14	—	14	75
Total	$26,087,453	$692,151	$4,293,724	$13,709,812	$2,474,766

314	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
0.55%	$76	$11	$26	$654,442	$374,096
0.75%	18,063	773,284	537,313	10,483,304	8,324,591
0.85%	143,471	1,053,550	3,907,317	76,414,220	52,739,874
0.95%	371,370	15,423,693	28,085,946	167,430,797	341,008,159
1.00%	78,517	61,439	104,366	1,746,097	1,147,451
1.05%	91,321	1,021,565	3,512,287	32,918,557	117,329,183
1.10%	68,523	8,679,834	16,807,730	93,443,164	185,012,257
1.15%	76	11	11	1,048,020	6,912,574
1.20%	8,963	2,333,760	3,349,557	14,715,826	34,641,278
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	76	10	10	6,843	10
1.30%	76	667,532	4,504,512	10,635,873	42,510,564
1.35%	20,937	1,776,696	6,183,849	14,088,029	22,034,026
1.40%	75	11	11	96,734	1,060,642
1.45%	75	576,297	497,381	996,660	1,517,296
1.50%	75	68,852	44,119	50,354	245,117
1.55%	75	11	11	12	802,326
1.60%	75	11	139,096	26,557	931,675
1.65%	75	11	11	12	856,635
1.70%	75	189,902	11	12	646,807
1.75%	75	11	11	12	11
1.80%	75	11	11	12	12
1.85%	75	11	173,840	12	11
Total	$802,219	$32,626,513	$67,847,426	$424,755,549	$818,094,595

Subaccount	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 2
0.55%	$—	$104	$—	$1,633	$—
0.75%	—	581,353	—	880,781	—
0.85%	6,113	76,875	85,600	526,272	34,427
0.95%	77,416	293,621	278,751	775,196	279,028
1.00%	—	54,373	—	119,852	—
1.05%	10	107,088	21	347,301	13,199
1.10%	30,810	6,712	128,983	67,873	115,782
1.15%	15	—	17	—	85
1.20%	45,723	12,035	69,566	82,575	25,262
1.25%	—	—	—	—	—
1.25%	—	1,084	—	—	—
1.25%	—	2,326,377	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	5,081	—
1.30%	39,915	85	15,148	106,405	10,928
1.35%	55,971	—	73,609	—	82,199
1.40%	15	—	17	—	84
1.45%	1,331	1,051	1,061	21	90
1.50%	971	—	1,288	—	583
1.55%	17	—	20	—	90
1.60%	17	—	20	—	89
1.65%	15	—	17	—	84
1.70%	17	—	20	—	89
1.75%	14	—	14	—	72
1.80%	14	—	17	—	83
1.85%	14	—	14	—	72
Total	$258,398	$3,460,758	$654,183	$2,912,990	$562,246

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	315

Subaccount	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3
0.55%	$20,213	$—	$221	$—	$173
0.75%	804,417	—	209,606	—	763,516
0.85%	509,182	18	257,579	10,083	255,696
0.95%	541,477	73,193	240,335	139,132	725,292
1.00%	132,182	—	93,071	—	155,938
1.05%	342,628	22	105,587	9,614	44,763
1.10%	188,343	59,887	36,740	54,248	17,411
1.15%	—	19	—	18	—
1.20%	248,005	12,341	12	61,554	57,625
1.25%	—	—	—	—	—
1.25%	16,776	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,180,879	—	—	—	—
1.25%	—	—	1,677	—	11,105
1.30%	45,763	32,115	1,919	7,950	37,897
1.35%	—	32,850	—	46,235	—
1.40%	—	18	—	18	—
1.45%	7,981	12	20,102	21	143
1.50%	—	1,106	—	666	—
1.55%	—	21	—	22	—
1.60%	—	21	—	22	—
1.65%	—	18	—	18	—
1.70%	—	21	—	21	—
1.75%	—	15	—	15	—
1.80%	—	18	—	18	—
1.85%	—	15	—	14	—
Total	$5,037,846	$211,710	$966,849	$329,669	$2,069,559

Subaccount	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Flex Conserv Gro, Cl 2	Col VP US Flex Gro, Cl 2	Col VP US Flex Mod Gro, Cl 2
0.55%	$—	$—	$—	$—	$—
0.75%	—	—	—	—	—
0.85%	70,369	107,627	10	450,146	229,619
0.95%	480,296	180,696	158,799	3,505,246	1,583,382
1.00%	—	—	—	—	—
1.05%	39,449	3,954	10	727,302	209,550
1.10%	87,004	23,661	24,984	1,429,403	1,313,947
1.15%	87	16	10	10	10
1.20%	68,912	54,046	10	4,194	10
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	34,154	24,205	20,449	98,571	840,964
1.35%	85,522	69,381	10	99,302	435,349
1.40%	87	15	10	10	10
1.45%	10,064	1,763	10	10	412,070
1.50%	78	15,773	10	10	10
1.55%	92	21	10	10	10
1.60%	92	21	10	815,684	10
1.65%	87	15	10	10	10
1.70%	91	21	10	10	10
1.75%	78	14	10	10	10
1.80%	86	15	10	10	10
1.85%	78	14	10	10	10
Total	$876,626	$481,258	$204,382	$7,129,948	$5,024,991

316	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv
0.55%	$—	$4,871	$9,304	$1,971	$—
0.75%	—	1,624,829	287,344	119,982	—
0.85%	68,156	450,085	251,003	31,190	96,965
0.95%	229,990	1,629,824	149,621	135,928	—
1.00%	—	185,198	32,579	277	—
1.05%	31,433	379,584	89,560	71,403	13,686
1.10%	5,512	13,664	20,981	131,740	16,946
1.15%	79	—	—	76	—
1.20%	78,299	78,684	24,729	20,467	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	14,117	6,297	1,087	257
1.30%	9,488	62,635	17,147	27,822	5,480
1.35%	12,971	—	—	111,467	—
1.40%	79	—	—	75	—
1.45%	79	53,136	7,548	2,992	77
1.50%	761	—	—	4,347	—
1.55%	79	—	—	75	—
1.60%	79	—	—	74	—
1.65%	78	—	—	74	—
1.70%	79	—	—	74	—
1.75%	78	—	—	70	—
1.80%	78	—	—	74	—
1.85%	78	—	—	69	—
Total	$437,396	$4,496,627	$896,113	$661,334	$133,411

Subaccount	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl
0.55%	$8,250	$19,663	$—	$287	$—
0.75%	1,948,044	5,443,458	528,984	3,678,133	973,066
0.85%	1,460,349	5,354,879	—	—	—
0.95%	1,580,731	5,512,957	600,312	3,039,794	1,236,630
1.00%	341,065	946,440	—	1,063,404	—
1.05%	1,516,146	3,118,155	—	—	—
1.10%	189,447	1,825,065	—	—	—
1.15%	—	159	—	—	—
1.20%	304,969	1,147,205	—	607,196	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	159,482	156,893	—	—	—
1.30%	287,009	1,002,078	—	—	—
1.35%	—	478,530	—	—	—
1.40%	—	5,681	—	—	—
1.45%	78,892	111,153	—	—	—
1.50%	—	91,199	—	—	—
1.55%	—	186	—	—	—
1.60%	—	2,289	—	—	—
1.65%	—	155	—	—	—
1.70%	—	28,365	—	—	—
1.75%	—	880	—	—	—
1.80%	—	153	—	—	—
1.85%	—	168	—	—	—
Total	$7,874,384	$25,245,711	$1,129,296	$8,388,814	$2,209,696

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	317

Subaccount	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
0.55%	$56,614	$—	$73	$80	$23,382
0.75%	8,546,421	106,102	1,148,044	308,619	2,200,758
0.85%	3,471,126	—	706,998	140,895	848,728
0.95%	5,139,496	152,714	822,652	815,351	1,496,750
1.00%	1,225,836	—	137,435	9,941	205,392
1.05%	1,792,509	—	214,937	177,423	516,388
1.10%	1,160,589	—	41,377	200,180	35,622
1.15%	158	—	—	77	—
1.20%	873,370	—	112,195	56,307	189,729
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	99,090	—	36,572	6,104	9,783
1.30%	420,343	—	36,806	49,442	45,290
1.35%	145,007	—	—	61,160	—
1.40%	156	—	—	76	—
1.45%	59,761	—	4,363	51,541	7,032
1.50%	28,333	—	—	10,098	—
1.55%	132	—	—	76	—
1.60%	4,438	—	—	76	—
1.65%	154	—	—	76	—
1.70%	14,443	—	—	76	—
1.75%	931	—	—	76	—
1.80%	153	—	—	76	—
1.85%	202	—	—	75	—
Total	$23,039,262	$258,816	$3,261,452	$1,887,825	$5,578,854

Subaccount	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
0.55%	$81	$45,358	$141	$74	$14,582
0.75%	157,485	2,599,139	2,298,443	102,516	4,407,677
0.85%	141,834	1,340,243	1,308,833	161,651	—
0.95%	754,948	2,805,890	2,164,578	584,176	2,970,893
1.00%	13,213	870,999	292,448	7,270	623,215
1.05%	62,506	1,052,800	763,577	205,966	—
1.10%	105,585	590,645	486,367	119,430	—
1.15%	85	116	132	94	—
1.20%	52,399	629,827	561,110	104,022	589,657
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	13,836	34,535	10,552	94	—
1.30%	135,425	450,351	209,227	27,403	—
1.35%	113,374	65,029	67,362	69,762	—
1.40%	84	5,558	6,556	94	—
1.45%	63,048	28,752	36,596	26,877	—
1.50%	75	14,451	16,217	13,014	—
1.55%	84	127	153	93	—
1.60%	83	2,263	2,466	93	—
1.65%	83	113	129	93	—
1.70%	27,401	125	16,272	25,560	—
1.75%	83	868	940	93	—
1.80%	83	112	128	92	—
1.85%	83	126	143	92	—
Total	$1,641,878	$10,537,427	$8,242,370	$1,448,559	$8,606,024

318	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
0.55%	$68	$—	$12,463	$—	$226
0.75%	68	45,069	2,171,425	81,852	954,812
0.85%	68	—	625,921	—	117,323
0.95%	27,461	317,088	1,252,257	169,711	674,332
1.00%	67	—	240,790	—	192,003
1.05%	75	—	370,511	—	170,883
1.10%	45,748	—	121,194	—	31,186
1.15%	67	—	—	—	—
1.20%	11,497	—	192,819	—	227,604
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	13,377	—	124,246	—	246
1.30%	14,608	—	15,334	—	8,513
1.35%	4,914	—	—	—	—
1.40%	67	—	—	—	—
1.45%	67	—	1,453	—	223
1.50%	67	—	—	—	—
1.55%	67	—	—	—	—
1.60%	67	—	—	—	—
1.65%	66	—	—	—	—
1.70%	66	—	—	—	—
1.75%	66	—	—	—	—
1.80%	66	—	—	—	—
1.85%	66	—	—	—	—
Total	$118,683	$362,157	$5,128,413	$251,563	$2,377,351

Subaccount	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II
0.55%	$8,781	$179	$—	$12,369	$—
0.75%	14,507	2,895,844	—	692,877	—
0.85%	121,230	608,566	—	—	783,265
0.95%	239,886	1,309,335	—	451,778	—
1.00%	26,407	524,469	—	62,179	—
1.05%	11,752	416,113	—	—	511,446
1.10%	92,248	95,980	—	—	32,004
1.15%	82	—	—	—	—
1.20%	5,004	554,767	—	160,489	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,352	9,652	6,795,806	—	20,302
1.30%	93,051	141,638	—	—	23,032
1.35%	50,688	—	—	—	—
1.40%	79	—	—	—	—
1.45%	79	10,810	—	—	1,012
1.50%	6,259	—	—	—	—
1.55%	79	—	—	—	—
1.60%	79	—	—	—	—
1.65%	79	—	—	—	—
1.70%	79	—	—	—	—
1.75%	79	—	—	—	—
1.80%	79	—	—	—	—
1.85%	79	—	—	—	—
Total	$671,958	$6,567,353	$6,795,806	$1,379,692	$1,371,061

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	319

Subaccount	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
0.55%	$24,006	$4,217	$—	$110	$31,863
0.75%	564,376	1,063,385	351,354	65,155	623,338
0.85%	783,995	1,151,832	—	339,347	—
0.95%	307,033	872,007	287,207	36,535	302,434
1.00%	11,888	123,632	4,407	21,558	35,233
1.05%	510,483	641,016	—	311,267	—
1.10%	44,828	70,015	—	10,873	—
1.15%	—	—	—	—	—
1.20%	8,552	248,002	9,795	24,436	38,886
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,107	39,450	—	8,755	—
1.30%	46,274	56,116	—	7,600	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	8,105	10,222	—	81	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	$2,313,647	$4,279,894	$652,763	$825,717	$1,031,754

Subaccount	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
0.55%	$7,285	$—	$78	$92	$—
0.75%	93,364	378,159	116,518	24,928	573,716
0.85%	37,892	—	109,988	91	—
0.95%	154,621	402,317	326,917	22,376	153,124
1.00%	10,951	—	4,889	90	14,879
1.05%	22,743	—	76,683	29,530	—
1.10%	91,197	—	190,369	4,744	—
1.15%	1,946	—	76	89	—
1.20%	37,986	—	23,457	81,165	4,326
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	14,698	—	6,696	89	—
1.30%	25,544	—	447	89	—
1.35%	26,310	—	48,249	13,372	—
1.40%	72	—	75	88	—
1.45%	24,080	—	75	88	—
1.50%	18,068	—	74	5,795	—
1.55%	71	—	74	88	—
1.60%	71	—	74	2,012	—
1.65%	71	—	74	87	—
1.70%	71	—	25,894	87	—
1.75%	71	—	74	79	—
1.80%	70	—	74	87	—
1.85%	70	—	74	79	—
Total	$567,252	$780,476	$930,929	$185,145	$746,045

320	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
0.55%	$123	$—	$86	$15,445	$23,703
0.75%	844,913	662,096	77,422	1,146,136	979,300
0.85%	1,045,770	—	22,310	645,704	—
0.95%	459,623	576,481	172,800	920,804	503,626
1.00%	122,823	45,147	131,277	137,580	66,261
1.05%	640,750	—	22,732	410,676	—
1.10%	120,112	—	69,843	27,818	—
1.15%	154	—	84	—	—
1.20%	63,423	3,079	1,636	32,401	24,083
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	25,422	—	1,616	16,538	—
1.30%	69,970	—	118	30,844	—
1.35%	37,751	—	31,973	—	—
1.40%	152	—	84	—	—
1.45%	1,382	—	594	14,109	—
1.50%	10,490	—	862	—	—
1.55%	176	—	83	—	—
1.60%	176	—	83	—	—
1.65%	150	—	83	—	—
1.70%	175	—	83	—	—
1.75%	166	—	83	—	—
1.80%	149	—	83	—	—
1.85%	166	—	83	—	—
Total	$3,444,016	$1,286,803	$534,018	$3,398,055	$1,596,973

Subaccount	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S	NB AMT Intl Eq, Cl S
0.55%	$38,430	$17,186	$11,319	$69	$108
0.75%	1,557,423	566,751	215,573	4,045	333,499
0.85%	875,470	796,413	262,707	6,953	316,940
0.95%	1,634,959	484,120	351,783	58,670	220,782
1.00%	185,740	62,828	13,797	68	21,249
1.05%	686,847	245,412	145,552	68	128,001
1.10%	205,097	34,461	93,469	2,089	34,418
1.15%	132	—	83	68	—
1.20%	270,082	49,862	30,445	11,091	36,803
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	10,729	4,170	5,674	68	4,446
1.30%	276,389	28,761	18,300	67	18,246
1.35%	246,082	—	47,788	10,524	—
1.40%	4,727	—	83	67	—
1.45%	58,728	6,545	363	67	10,673
1.50%	10,388	—	1,719	854	—
1.55%	158	—	99	67	—
1.60%	157	—	98	67	—
1.65%	129	—	81	67	—
1.70%	156	—	98	67	—
1.75%	132	—	75	67	—
1.80%	128	—	81	67	—
1.85%	132	—	75	67	—
Total	$6,062,215	$2,296,509	$1,199,262	$95,237	$1,125,165

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	321

Subaccount	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
0.55%	$—	$—	$1,453	$33,039	$3,701
0.75%	—	—	925,845	5,098,052	553,939
0.85%	225,011	423,017	851,302	2,354,140	560,879
0.95%	6,481	—	1,492,573	3,479,932	1,293,458
1.00%	—	—	169,341	822,329	121,690
1.05%	327,622	424,540	427,661	2,106,578	630,774
1.10%	82,064	2,177	526,409	610,799	214,996
1.15%	122	—	179	74	133
1.20%	87	—	540,307	1,165,590	153,982
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	244	22,394	35,951	41,810	3,253
1.30%	66,402	108	203,152	1,028,125	29,742
1.35%	108	—	104,837	54,427	90,536
1.40%	121	—	5,259	74	6,428
1.45%	138	4,428	29,854	87,960	628
1.50%	102	—	1,390	74	801
1.55%	139	—	153	74	156
1.60%	138	—	153	77	156
1.65%	119	—	175	74	130
1.70%	138	—	152	26,425	155
1.75%	101	—	170	74	901
1.80%	119	—	174	74	129
1.85%	101	—	170	74	142
Total	$709,357	$876,664	$5,316,660	$16,909,875	$3,666,709

Subaccount	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
0.55%	$26,520	$81	$2,103	$2,511	$113
0.75%	1,506,931	75	37,269	711,412	440,886
0.85%	1,206,961	9,655	86,006	—	—
0.95%	1,590,909	46,295	220,331	540,108	131,186
1.00%	266,356	76	48,300	111,547	40,854
1.05%	933,206	76	13,484	—	—
1.10%	323,611	75	24,410	—	—
1.15%	74	74	2,109	—	—
1.20%	498,708	74	181,710	69,911	3,302
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	43,574	74	2,102	—	—
1.30%	212,021	5,300	12,827	—	—
1.35%	7,404	74	11,938	—	—
1.40%	78	74	2,090	—	—
1.45%	46,376	6,480	40,126	—	—
1.50%	72	69	7,639	—	—
1.55%	87	73	2,079	—	—
1.60%	87	73	4,015	—	—
1.65%	23,029	73	2,072	—	—
1.70%	86	73	2,067	—	—
1.75%	70	68	2,064	—	—
1.80%	77	72	2,061	—	—
1.85%	70	68	2,056	—	—
Total	$6,686,307	$69,052	$708,858	$1,435,489	$616,341

322	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S
0.55%	$—	$147	$—	$—	$3,574
0.75%	—	486,719	142,881	302,996	25,796
0.85%	—	—	—	—	23,367
0.95%	—	192,426	225,846	475,249	50,822
1.00%	—	2,191	—	—	23,991
1.05%	—	—	—	—	27,241
1.10%	—	—	—	—	106,454
1.15%	—	—	—	—	122
1.20%	—	1,415	—	—	14,584
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,145,688	—	—	—	122
1.30%	—	—	—	—	34,890
1.35%	—	—	—	—	37,115
1.40%	—	—	—	—	121
1.45%	—	—	—	—	11,145
1.50%	—	—	—	—	121
1.55%	—	—	—	—	121
1.60%	—	—	—	—	121
1.65%	—	—	—	—	121
1.70%	—	—	—	—	120
1.75%	—	—	—	—	120
1.80%	—	—	—	—	120
1.85%	—	—	—	—	120
Total	$5,145,688	$682,898	$368,727	$778,245	$360,308

Subaccount	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2
0.55%	$171,182	$865,028	$—	$75	$—
0.75%	4,212,786	5,515,458	—	34,344	—
0.85%	19,643,613	26,294,473	71,438	107,949	76,926
0.95%	10,774,832	3,106,694	142,648	88,857	327,726
1.00%	621,040	543,594	—	36,797	—
1.05%	2,041,535	10,705,772	5,858	9,088	42,123
1.10%	5,027,204	5,536,861	53,112	104,021	83,512
1.15%	14	—	80	74	82
1.20%	3,725,705	352,040	7,514	44,879	102,296
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	21,664	110,839	—	7,514	—
1.30%	1,681,361	2,324,636	97,188	74	41,530
1.35%	1,048,790	—	105,265	561	19,992
1.40%	13	—	80	74	3,748
1.45%	1,528,589	78,702	84	16,644	92
1.50%	44,185	—	20,354	75	77
1.55%	17	—	78	75	81
1.60%	119,602	—	84	75	90
1.65%	13	—	79	74	82
1.70%	22,409	—	84	74	90
1.75%	12	—	76	74	76
1.80%	13	—	79	74	82
1.85%	12	—	76	74	76
Total	$50,684,591	$55,434,097	$504,177	$451,546	$698,681

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	323

Subaccount	VP BR Gl Infl Prot Sec, Cl 3	VP CenterSquare Real Est, Cl 2	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4
0.55%	$82	$—	$—	$25,465	$73
0.75%	2,209,672	—	—	2,123,982	4,740,462
0.85%	1,311,607	77,160	76,765	8,958,410	24,004,563
0.95%	1,946,721	301,086	318,199	8,543,772	2,988,904
1.00%	375,119	—	—	730,911	798,092
1.05%	762,480	59,239	5,891	2,198,685	12,060,692
1.10%	56,694	123,928	146,534	6,082,657	5,043,085
1.15%	—	98	88	557,370	—
1.20%	496,990	76,839	188,210	5,375,076	1,175,395
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	979	—	—	15,984	352,610
1.30%	200,970	82,003	10,932	1,267,441	3,143,316
1.35%	—	127,296	69,652	418,248	—
1.40%	—	4,738	87	21	—
1.45%	3,789	6,118	3,820	4,772,006	2,174,401
1.50%	—	11,159	1,209	41,453	—
1.55%	—	112	98	529,146	—
1.60%	—	111	97	11	—
1.65%	—	97	86	11	—
1.70%	—	109	96	9	—
1.75%	—	78	728	11	—
1.80%	—	96	86	11	—
1.85%	—	78	74	11	—
Total	$7,365,103	$870,345	$822,652	$41,640,691	$56,481,593

Subaccount	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2	VP Ptnrs Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2	VP Lazard Intl Eq Adv, Cl 2
0.55%	$—	$—	$—	$—	$78
0.75%	—	—	—	—	36,934
0.85%	39,423	49,261	80,718	30,222	42,746
0.95%	328,800	796,371	208,316	320,997	170,037
1.00%	—	—	—	—	77
1.05%	37,714	54,015	14,076	33,922	18,288
1.10%	107,755	288,300	28,727	52,534	10,991
1.15%	88	86	79	14	76
1.20%	20,756	143,547	51,653	26,092	48,170
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	76
1.30%	49,096	85,100	25,951	31,082	6,811
1.35%	29,199	78,500	106,273	55,089	64,287
1.40%	87	3,947	79	4,912	76
1.45%	79	56,439	83	19	76
1.50%	1,314	22,738	20,240	11,441	76
1.55%	79	79	77	19	76
1.60%	79	2,352	83	19	76
1.65%	87	86	78	14	75
1.70%	79	2,335	82	19	75
1.75%	76	81	76	698	75
1.80%	86	86	78	14	75
1.85%	76	81	76	13	75
Total	$614,873	$1,583,404	$536,745	$567,120	$399,326

324	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	VP Loomis Sayles Gro, Cl 1	VP Loomis Sayles Gro, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP MFS Val, Cl 2
0.55%	$27,776	$—	$—	$17	$—
0.75%	1,718,869	—	—	681,146	—
0.85%	1,925,465	29,490	18,256	627,129	122,066
0.95%	2,010,967	84,542	109,907	255,465	598,551
1.00%	333,952	—	—	104,333	—
1.05%	1,098,331	22	16,028	369,180	53,481
1.10%	215,684	41,412	16,215	28,720	389,204
1.15%	—	16	15	—	17
1.20%	320,236	43,851	58,708	114,108	674,124
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	7,593	—	—	12	—
1.30%	116,249	22	73,452	56,193	76,019
1.35%	—	95,292	11	—	128,287
1.40%	—	16	15	—	17
1.45%	18,459	22	18	1,344	21
1.50%	—	1,163	5,959	—	11,162
1.55%	—	22	18	—	21
1.60%	—	22	18	—	2,199
1.65%	—	16	15	—	17
1.70%	—	22	18	—	21
1.75%	—	15	13	—	14
1.80%	—	16	15	—	17
1.85%	—	15	13	—	14
Total	$7,793,581	$295,976	$298,694	$2,237,647	$2,055,252

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
0.55%	$15	$629,504	$20,775	$24,847	$996,131
0.75%	16,301,325	63,457,493	11,916,056	23,701,895	4,097,776
0.85%	104,540,862	287,734,317	72,674,926	104,225,744	17,718,440
0.95%	128,855,687	38,369,759	55,503,156	16,001,436	26,714,043
1.00%	2,713,159	16,257,062	1,203,428	4,309,013	759,985
1.05%	26,075,080	129,041,213	8,761,028	41,578,440	5,382,116
1.10%	28,317,608	70,586,517	18,810,479	17,430,580	6,774,473
1.15%	187,323	—	13	—	500,082
1.20%	75,750,451	7,076,965	28,407,895	2,067,481	14,521,248
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	139,634	1,103,156	296,469	708,165	127,506
1.30%	16,226,231	34,397,265	5,991,561	7,722,245	4,071,719
1.35%	9,073,033	—	3,124,893	—	2,067,175
1.40%	172,663	—	5,938	—	223,382
1.45%	16,998,206	571,756	2,834,702	1,453,022	3,202,531
1.50%	299,997	—	495,280	—	26,305
1.55%	1,372,039	—	48,450	—	1,241,213
1.60%	1,758,393	—	58,857	—	336,970
1.65%	12	—	13	—	397,526
1.70%	538,013	—	105,756	—	11
1.75%	11	—	11	—	11
1.80%	12	—	13	—	97,260
1.85%	239,316	—	85,504	—	84,763
Total	$429,559,070	$649,225,007	$210,345,203	$219,222,868	$89,340,666

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	325

Subaccount	VP Mod Conserv, Cl 4	VP MS Adv, Cl 2	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP LA Capital Lg Cap Gro, Cl 2
0.55%	$13	$—	$79	$77	$—
0.75%	12,203,806	—	79	11,804	—
0.85%	49,641,632	42,070	79	16,604	18,675
0.95%	8,482,312	124,438	5,219	33,454	35,940
1.00%	1,293,969	—	78	2,053	—
1.05%	30,155,499	20	15,995	80	1,597
1.10%	12,447,437	23,870	78	2,743	16,742
1.15%	—	15	78	76	15
1.20%	2,070,416	63,687	17,460	76	45,081
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	290,941	—	78	76	—
1.30%	7,702,528	16,553	78	76	21,800
1.35%	—	10,705	78	76	58,462
1.40%	—	14	78	76	5,421
1.45%	1,373,413	20	78	76	20
1.50%	—	14	78	76	13
1.55%	—	17	78	76	20
1.60%	—	20	78	76	20
1.65%	—	14	78	76	15
1.70%	—	20	13,751	26,629	20
1.75%	—	13	78	76	13
1.80%	—	14	78	76	15
1.85%	—	14	78	76	13
Total	$125,661,966	$281,518	$53,832	$94,508	$203,882

Subaccount	VP Oppen Intl Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2
0.55%	$—	$—	$—	$6,901	$—
0.75%	—	—	—	2,564,153	—
0.85%	100,186	2,068	85,244	577,816	173
0.95%	872,392	120,948	152,302	1,456,278	241,016
1.00%	—	—	—	358,478	—
1.05%	220,944	28,431	11,779	283,053	45,963
1.10%	239,715	179,168	133,069	61,532	471
1.15%	86	13	16	—	86
1.20%	130,499	5,659	12,036	312,214	27,966
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	819	—
1.30%	121,367	42,467	2,893	56,207	26,265
1.35%	28,261	44,392	6,262	—	27,672
1.40%	84	13	16	—	85
1.45%	5,497	19	19	17	4,912
1.50%	6,120	4,892	14	—	72
1.55%	94	18	18	—	88
1.60%	2,074	19	19	—	88
1.65%	84	13	16	—	85
1.70%	93	18	19	—	87
1.75%	76	719	14	—	730
1.80%	84	13	16	—	85
1.85%	76	12	14	—	72
Total	$1,727,732	$428,882	$403,766	$5,677,468	$375,916

326	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	VP T. Rowe Price Lg Cap Val, Cl 2	VP TCW Core Plus Bond, Cl 2	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
0.55%	$—	$—	$—	$135	$75
0.75%	—	—	—	256,151	547,364
0.85%	2,526	33,069	43,674	185,437	569,161
0.95%	410,461	67,151	198,206	217,976	965,769
1.00%	—	—	—	29,660	41,916
1.05%	11	35,183	13,871	207,796	106,800
1.10%	86,781	53,021	211,154	1,310	94,531
1.15%	16	76	19	—	74
1.20%	45,796	28,922	90,623	20,186	184,933
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	15,833	74
1.30%	41,319	7,500	138,616	38,682	174,045
1.35%	684	86,456	51,930	—	212,479
1.40%	16	76	6,734	—	74
1.45%	19	79	23	674	21,708
1.50%	13	411	862	—	74
1.55%	19	79	22	—	76
1.60%	19	79	23	—	76
1.65%	16	75	19	—	74
1.70%	19	79	23	—	25,905
1.75%	13	75	16	—	20,160
1.80%	15	75	18	—	74
1.85%	13	75	16	—	74
Total	$587,756	$312,481	$755,849	$973,840	$2,965,516

Subaccount	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2
0.55%	$15,528	$75,651	$—	$17,270	$296
0.75%	3,846,456	6,241,829	1,213,183	658,320	985,301
0.85%	1,308,693	2,531,158	—	287,944	396,034
0.95%	2,406,297	4,362,948	540,781	450,128	732,740
1.00%	541,878	773,273	192,194	159,584	200,208
1.05%	828,950	1,153,053	—	384,068	403,625
1.10%	194,463	265,610	—	10,736	56,584
1.15%	—	—	—	—	117
1.20%	317,251	584,093	32,855	56,215	29,264
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	15,218	36,018	—	82	5,298
1.30%	208,561	274,485	—	21,440	59,034
1.35%	—	—	—	—	10,714
1.40%	—	—	—	—	116
1.45%	26,340	19,807	—	5,630	110
1.50%	—	—	—	—	928
1.55%	—	—	—	—	135
1.60%	—	—	—	—	135
1.65%	—	—	—	—	115
1.70%	—	—	—	—	134
1.75%	—	—	—	—	100
1.80%	—	—	—	—	114
1.85%	—	—	—	—	99
Total	$9,709,635	$16,317,925	$1,979,013	$2,051,417	$2,881,201

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	327

Subaccount	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	$109	$79
0.75%	707,784	37,265
0.85%	631,299	33,481
0.95%	613,452	125,513
1.00%	104,210	18,663
1.05%	302,495	4,804
1.10%	415,894	46,418
1.15%	107	78
1.20%	105,666	13,799
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	22,838	78
1.30%	18,508	78
1.35%	58,300	6,903
1.40%	106	78
1.45%	36,231	4,902
1.50%	5,402	7,028
1.55%	128	78
1.60%	4,427	78
1.65%	104	78
1.70%	127	77
1.75%	100	77
1.80%	104	77
1.85%	100	77
Total	$3,027,491	$299,709

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2016	315	$1.12	to	$1.07	$347	0.59%	0.55%	to	1.85%	2.80%		to	1.48%
2015	297	$1.09	to	$1.05	$321	0.87%	0.55%	to	1.85%	(1.85%)		to	(3.11%)
2014	47	$1.11	to	$1.08	$54	0.43%	0.55%	to	1.85%	3.64%		to	2.29%
2013	6	$1.07	to	$1.06	$9	0.19%	0.55%	to	1.85%	5.00	%(8)	to	4.09	%(8)
AB VPS Global Thematic Gro, Cl B
2016	663	$1.41	to	$1.39	$949	—	0.55%	to	1.45%	(1.42%)		to	(2.30%)
2015	853	$1.43	to	$1.42	$1,244	—	0.55%	to	1.45%	2.08%		to	1.17%
2014	935	$1.40	to	$1.40	$1,343	—	0.55%	to	1.45%	4.23%		to	3.30%
2013	1,027	$1.34	to	$1.36	$1,421	0.02%	0.55%	to	1.45%	22.26%		to	21.16%
2012	1,161	$1.10	to	$1.12	$1,314	—	0.55%	to	1.45%	12.62%		to	11.61%
AB VPS Gro & Inc, Cl B
2016	2,408	$2.06	to	$1.76	$4,936	0.79%	0.55%	to	1.45%	10.46%		to	9.48%
2015	3,011	$1.87	to	$1.61	$5,616	1.20%	0.55%	to	1.45%	0.87%		to	(0.03%)
2014	3,737	$1.85	to	$1.61	$6,938	1.10%	0.55%	to	1.45%	8.69%		to	7.72%
2013	4,170	$1.70	to	$1.49	$7,158	1.12%	0.55%	to	1.45%	33.86%		to	32.66%
2012	4,694	$1.27	to	$1.12	$6,084	1.30%	0.55%	to	1.45%	16.61%		to	15.55%
AB VPS Intl Val, Cl B
2016	4,875	$1.15	to	$0.79	$6,753	1.02%	0.55%	to	1.45%	(1.34%)		to	(2.22%)
2015	5,809	$1.17	to	$0.80	$8,303	2.11%	0.55%	to	1.45%	1.84%		to	0.93%
2014	6,655	$1.15	to	$0.80	$9,495	3.29%	0.55%	to	1.45%	(6.97%)		to	(7.81%)
2013	7,368	$1.23	to	$0.86	$11,398	5.72%	0.55%	to	1.45%	22.06%		to	20.96%
2012	8,975	$1.01	to	$0.71	$11,543	1.31%	0.55%	to	1.45%	13.57%		to	12.55%

328	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Lg Cap Gro, Cl B
2016	734	$2.15	to	$1.50	$1,613	—	0.85%	to	1.85%	1.49%		to	0.48%
2015	616	$2.12	to	$1.49	$1,305	—	0.85%	to	1.85%	9.92%		to	8.82%
2014	458	$1.93	to	$1.37	$883	—	0.85%	to	1.85%	12.88%		to	11.75%
2013	341	$1.71	to	$1.23	$581	—	0.85%	to	1.85%	35.84%		to	24.41	%(8)
2012	301	$1.26	to	$0.98	$379	0.04%	0.85%	to	1.80%	15.14%		to	(0.54	%)(6)
ALPS Alerian Engy Infr, Class III
2016	2,632	$1.03	to	$0.98	$2,666	2.43%	0.55%	to	1.85%	40.03%		to	38.22%
2015	1,451	$0.73	to	$0.71	$1,053	0.84%	0.55%	to	1.85%	(38.26%)		to	(39.07%)
2014	1,154	$1.19	to	$1.16	$1,362	0.18%	0.55%	to	1.85%	11.30%		to	9.86%
2013	329	$1.07	to	$1.06	$352	—	0.55%	to	1.85%	6.81	%(9)	to	5.88	%(9)
AC VP Intl, Cl I
2016	282	$1.11	to	$1.07	$308	1.07%	0.75%	to	0.95%	(6.20%)		to	(6.39%)
2015	315	$1.18	to	$1.15	$367	0.38%	0.75%	to	0.95%	0.00%		to	(0.19%)
2014	382	$1.18	to	$1.15	$445	1.72%	0.75%	to	0.95%	(6.21%)		to	(6.40%)
2013	409	$1.26	to	$1.23	$509	1.72%	0.75%	to	0.95%	21.50%		to	21.25%
2012	459	$1.04	to	$1.01	$471	0.90%	0.75%	to	0.95%	20.26%		to	20.01%
AC VP Intl, Cl II
2016	685	$1.60	to	$1.89	$1,065	0.96%	0.55%	to	1.20%	(6.07%)		to	(6.68%)
2015	894	$1.70	to	$2.03	$1,476	0.22%	0.55%	to	1.20%	(0.05%)		to	(0.69%)
2014	1,044	$1.70	to	$2.04	$1,718	1.56%	0.55%	to	1.20%	(6.17%)		to	(6.78%)
2013	1,220	$1.82	to	$2.19	$2,143	1.60%	0.55%	to	1.20%	21.58%		to	20.80%
2012	1,431	$1.49	to	$1.81	$2,066	0.69%	0.55%	to	1.20%	20.34%		to	19.56%
AC VP Mid Cap Val, Cl II
2016	1,954	$2.11	to	$2.41	$4,583	1.54%	0.55%	to	1.45%	22.05%		to	20.96%
2015	2,380	$1.73	to	$1.99	$4,591	1.50%	0.55%	to	1.45%	(2.12%)		to	(3.00%)
2014	2,646	$1.76	to	$2.05	$5,191	1.04%	0.55%	to	1.45%	15.60%		to	14.57%
2013	3,093	$1.53	to	$1.79	$5,266	1.05%	0.55%	to	1.45%	29.20%		to	28.03%
2012	3,310	$1.18	to	$1.40	$4,356	1.86%	0.55%	to	1.45%	15.59%		to	14.55%
AC VP Ultra, Cl II
2016	1,207	$1.98	to	$1.98	$2,417	0.19%	0.55%	to	1.45%	3.78%		to	2.86%
2015	1,269	$1.91	to	$1.92	$2,444	0.30%	0.55%	to	1.45%	5.47%		to	4.52%
2014	1,745	$1.81	to	$1.84	$3,211	0.23%	0.55%	to	1.45%	9.23%		to	8.25%
2013	1,859	$1.65	to	$1.70	$3,132	0.40%	0.55%	to	1.45%	36.16%		to	34.95%
2012	1,994	$1.21	to	$1.26	$2,472	—	0.55%	to	1.45%	13.16%		to	12.14%
AC VP Val, Cl I
2016	316	$3.41	to	$3.31	$1,062	1.73%	0.75%	to	0.95%	19.58%		to	19.34%
2015	378	$2.86	to	$2.77	$1,064	2.12%	0.75%	to	0.95%	(4.60%)		to	(4.79%)
2014	431	$2.99	to	$2.91	$1,273	1.54%	0.75%	to	0.95%	12.23%		to	12.01%
2013	458	$2.67	to	$2.60	$1,208	1.65%	0.75%	to	0.95%	30.74%		to	30.48%
2012	502	$2.04	to	$1.99	$1,015	1.91%	0.75%	to	0.95%	13.72%		to	13.49%
AC VP Val, Cl II
2016	6,581	$2.24	to	$1.41	$15,708	1.58%	0.55%	to	1.85%	19.62%		to	18.07%
2015	7,631	$1.87	to	$1.19	$15,370	1.98%	0.55%	to	1.85%	(4.55%)		to	(5.78%)
2014	8,157	$1.96	to	$1.27	$17,466	1.39%	0.55%	to	1.85%	12.27%		to	10.83%
2013	8,694	$1.75	to	$1.14	$16,678	1.49%	0.55%	to	1.85%	30.76%		to	14.31	%(8)
2012	9,741	$1.34	to	$1.04	$14,452	1.76%	0.55%	to	1.80%	13.95%		to	3.87	%(6)
BlackRock Global Alloc, Cl III
2016	3,362	$1.21	to	$1.06	$3,981	1.07%	0.55%	to	1.85%	3.24%		to	1.91%
2015	5,408	$1.17	to	$1.04	$6,240	1.16%	0.55%	to	1.85%	(1.54%)		to	(2.82%)
2014	4,077	$1.19	to	$1.07	$4,794	2.56%	0.55%	to	1.85%	1.37%		to	0.06%
2013	3,136	$1.17	to	$1.07	$3,656	1.85%	0.55%	to	1.85%	13.79%		to	6.33	%(8)
2012	551	$1.03	to	$1.02	$567	4.59%	0.55%	to	1.80%	2.68	%(6)	to	1.83	%(6)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	329

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Calvert VP SRI Bal, Cl I
2016	717	$1.71	to	$1.87	$1,114	1.52%	0.55%	to	1.20%	7.26%		to	6.57%
2015	962	$1.60	to	$1.76	$1,401	0.11%	0.55%	to	1.20%	(2.72%)		to	(3.36%)
2014	1,025	$1.64	to	$1.82	$1,539	1.50%	0.55%	to	1.20%	9.06%		to	8.35%
2013	1,179	$1.50	to	$1.68	$1,626	0.98%	0.55%	to	1.20%	17.36%		to	16.60%
2012	1,360	$1.28	to	$1.44	$1,601	1.17%	0.55%	to	1.20%	9.90%		to	9.19%
CB Var Sm Cap Gro, Cl I
2016	605	$1.93	to	$1.77	$1,128	—	0.55%	to	1.45%	5.22%		to	4.28%
2015	758	$1.83	to	$1.70	$1,347	—	0.55%	to	1.45%	(4.90%)		to	(5.75%)
2014	881	$1.93	to	$1.80	$1,651	—	0.55%	to	1.45%	3.51%		to	2.58%
2013	979	$1.86	to	$1.75	$1,780	0.04%	0.55%	to	1.45%	46.24%		to	44.93%
2012	684	$1.27	to	$1.21	$853	0.38%	0.55%	to	1.45%	18.77%		to	17.71%
Col VP Bal, Cl 3
2016	9,178	$1.92	to	$1.25	$18,218	—	0.55%	to	1.85%	5.82%		to	4.46%
2015	7,199	$1.82	to	$1.19	$13,912	—	0.55%	to	1.85%	1.15%		to	(0.16%)
2014	5,950	$1.80	to	$1.20	$11,885	—	0.55%	to	1.85%	9.52%		to	8.11%
2013	5,938	$1.64	to	$1.11	$11,056	—	0.55%	to	1.85%	20.78%		to	10.58	%(8)
2012	6,128	$1.36	to	$1.03	$9,566	—	0.55%	to	1.80%	13.64%		to	3.61	%(6)
Col VP Commodity Strategy, Cl 2
2016	429	$0.61	to	$0.59	$261	—	0.55%	to	1.85%	11.75%		to	10.31%
2015	102	$0.55	to	$0.53	$57	—	0.55%	to	1.85%	(24.19%)		to	(25.17%)
2014	205	$0.73	to	$0.71	$148	—	0.55%	to	1.85%	(21.89%)		to	(22.90%)
2013	56	$0.93	to	$0.92	$53	—	0.55%	to	1.85%	(5.82	%)(9)	to	(6.65	%)(9)
Col VP Contrarian Core, Cl 2
2016	1,172	$1.50	to	$1.43	$1,731	—	0.55%	to	1.85%	7.82%		to	6.42%
2015	745	$1.39	to	$1.35	$1,027	—	0.55%	to	1.85%	2.17%		to	0.85%
2014	408	$1.36	to	$1.33	$552	—	0.55%	to	1.85%	12.22%		to	10.76%
2013	145	$1.22	to	$1.20	$176	—	0.55%	to	1.85%	19.89	%(8)	to	18.84	%(8)
Col VP Disciplined Core, Cl 2
2016	260	$2.29	to	$1.40	$584	—	0.85%	to	1.85%	6.91%		to	5.84%
2015	242	$2.14	to	$1.33	$512	—	0.85%	to	1.85%	(0.23%)		to	(1.23%)
2014	113	$2.14	to	$1.34	$241	—	0.85%	to	1.85%	14.12%		to	12.97%
2013	11	$1.88	to	$1.19	$21	—	0.85%	to	1.85%	32.35%		to	17.93	%(8)
2012	2	$1.42	to	$0.99	$3	—	0.85%	to	1.80%	12.78%		to	(0.38	%)(6)
Col VP Disciplined Core, Cl 3
2016	9,847	$2.05	to	$1.74	$18,817	—	0.55%	to	1.45%	7.35%		to	6.38%
2015	11,735	$1.91	to	$1.63	$20,572	—	0.55%	to	1.45%	0.20%		to	(0.70%)
2014	12,870	$1.91	to	$1.65	$22,468	—	0.55%	to	1.45%	14.59%		to	13.56%
2013	15,057	$1.67	to	$1.45	$22,975	—	0.55%	to	1.45%	32.92%		to	31.72%
2012	17,791	$1.25	to	$1.10	$20,245	—	0.55%	to	1.45%	13.25%		to	12.22%
Col VP Div Abs Return, Cl 2
2016	86	$0.89	to	$0.84	$75	—	0.55%	to	1.85%	(3.16%)		to	(4.42%)
2015	104	$0.91	to	$0.88	$94	—	0.55%	to	1.85%	(1.38%)		to	(2.65%)
2014	151	$0.93	to	$0.91	$139	—	0.55%	to	1.85%	(2.48%)		to	(3.74%)
2013	93	$0.95	to	$0.94	$89	—	0.55%	to	1.85%	(5.12	%)(8)	to	(5.96	%)(8)
Col VP Divd Opp, Cl 2
2016	734	$1.90	to	$1.27	$1,376	—	0.85%	to	1.85%	12.45%		to	11.33%
2015	661	$1.69	to	$1.14	$1,105	—	0.85%	to	1.85%	(3.71%)		to	(4.67%)
2014	517	$1.75	to	$1.19	$900	—	0.85%	to	1.85%	8.86%		to	7.77%
2013	601	$1.61	to	$1.11	$962	—	0.85%	to	1.85%	25.46%		to	9.88	%(8)
2012	333	$1.28	to	$1.01	$425	—	0.85%	to	1.80%	12.90%		to	1.81	%(6)

330	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Divd Opp, Cl 3
2016	12,215	$2.13	to	$1.57	$29,270	—	0.55%	to	1.45%	12.90%		to	11.88%
2015	14,185	$1.88	to	$1.40	$30,245	—	0.55%	to	1.45%	(3.30%)		to	(4.17%)
2014	16,773	$1.95	to	$1.46	$37,084	—	0.55%	to	1.45%	9.30%		to	8.32%
2013	18,990	$1.78	to	$1.35	$38,630	—	0.55%	to	1.45%	26.02%		to	24.89%
2012	21,896	$1.42	to	$1.08	$35,726	—	0.55%	to	1.45%	13.36%		to	12.34%
Col VP Emerg Mkts Bond, Cl 2
2016	475	$0.99	to	$0.94	$464	2.36%	0.55%	to	1.85%	10.46%		to	9.03%
2015	332	$0.90	to	$0.87	$296	1.62%	0.55%	to	1.85%	(1.86%)		to	(3.13%)
2014	353	$0.92	to	$0.89	$322	5.51%	0.55%	to	1.85%	0.88%		to	(0.43%)
2013	211	$0.91	to	$0.90	$192	6.65%	0.55%	to	1.85%	(9.44	%)(8)	to	(10.27	%)(8)
Col VP Emer Mkts, Cl 2
2016	956	$1.00	to	$0.85	$944	0.07%	0.85%	to	1.85%	3.93%		to	2.89%
2015	698	$0.97	to	$0.83	$666	0.11%	0.85%	to	1.85%	(9.83%)		to	(10.73%)
2014	704	$1.07	to	$0.93	$747	0.17%	0.85%	to	1.85%	(3.22%)		to	(4.19%)
2013	373	$1.11	to	$0.97	$411	0.51%	0.85%	to	1.85%	(2.70%)		to	(4.57	%)(8)
2012	230	$1.14	to	$1.05	$262	0.34%	0.85%	to	1.80%	19.34%		to	6.15	%(6)
Col VP Emer Mkts, Cl 3
2016	4,305	$2.11	to	$1.30	$8,090	0.11%	0.55%	to	1.45%	4.39%		to	3.46%
2015	4,709	$2.02	to	$1.26	$8,778	0.12%	0.55%	to	1.45%	(9.50%)		to	(10.31%)
2014	5,482	$2.24	to	$1.40	$11,282	0.24%	0.55%	to	1.45%	(2.81%)		to	(3.68%)
2013	6,297	$2.30	to	$1.45	$13,463	0.58%	0.55%	to	1.45%	(2.34%)		to	(3.22%)
2012	7,079	$2.36	to	$1.50	$15,699	0.39%	0.55%	to	1.45%	19.93%		to	18.85%
Col VP Global Bond, Cl 2
2016	324	$0.94	to	$0.81	$303	—	0.85%	to	1.85%	(2.18%)		to	(3.16%)
2015	307	$0.96	to	$0.83	$294	—	0.85%	to	1.85%	(7.01%)		to	(7.93%)
2014	301	$1.04	to	$0.91	$310	—	0.85%	to	1.85%	(0.25%)		to	(1.26%)
2013	355	$1.04	to	$0.92	$368	5.47%	0.85%	to	1.85%	(8.61%)		to	(8.21	%)(8)
2012	453	$1.14	to	$1.04	$513	2.46%	0.85%	to	1.80%	5.39%		to	2.32	%(6)
Col VP Global Bond, Cl 3
2016	4,630	$1.20	to	$1.09	$6,699	—	0.55%	to	1.45%	(1.77%)		to	(2.65%)
2015	5,683	$1.22	to	$1.12	$8,499	—	0.55%	to	1.45%	(6.69%)		to	(7.53%)
2014	6,530	$1.31	to	$1.21	$10,537	—	0.55%	to	1.45%	0.24%		to	(0.66%)
2013	7,799	$1.30	to	$1.22	$12,668	5.88%	0.55%	to	1.45%	(8.21%)		to	(9.04%)
2012	9,864	$1.42	to	$1.34	$17,482	2.65%	0.55%	to	1.45%	5.80%		to	4.84%
Col VP Govt Money Mkt, Cl 2
2016	5,223	$0.95	to	$0.93	$4,929	0.01%	0.85%	to	1.85%	(0.84%)		to	(1.84%)
2015	3,748	$0.96	to	$0.95	$3,580	0.01%	0.85%	to	1.85%	(0.83%)		to	(1.85%)
2014	1,137	$0.96	to	$0.97	$1,108	0.01%	0.85%	to	1.85%	(0.82%)		to	(1.85%)
2013	967	$0.97	to	$0.99	$957	0.01%	0.85%	to	1.85%	(0.82%)		to	(1.25	%)(8)
2012	332	$0.98	to	$0.99	$339	0.01%	0.85%	to	1.80%	(0.85%)		to	(1.20	%)(6)
Col VP Govt Money Mkt, Cl 3
2016	11,192	$1.08	to	$0.94	$11,808	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.44%)
2015	13,090	$1.08	to	$0.96	$13,887	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.43%)
2014	11,623	$1.09	to	$0.97	$12,673	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.44%)
2013	12,894	$1.10	to	$0.98	$14,227	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.43%)
2012	17,758	$1.10	to	$1.00	$19,717	0.01%	0.55%	to	1.45%	(0.55%)		to	(1.43%)
Col VP Hi Yield Bond, Cl 2
2016	787	$1.51	to	$1.09	$1,172	5.82%	0.85%	to	1.85%	10.71%		to	9.60%
2015	543	$1.37	to	$0.99	$733	5.55%	0.85%	to	1.85%	(2.24%)		to	(3.22%)
2014	611	$1.40	to	$1.03	$846	6.42%	0.85%	to	1.85%	2.64%		to	1.61%
2013	554	$1.36	to	$1.01	$748	6.56%	0.85%	to	1.85%	5.09%		to	0.19	%(8)
2012	501	$1.30	to	$1.09	$647	6.62%	0.85%	to	1.80%	14.64%		to	7.65	%(6)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	331

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Hi Yield Bond, Cl 3
2016	5,086	$2.16	to	$1.83	$12,480	5.97%	0.55%	to	1.45%	11.11%		to	10.11%
2015	6,051	$1.95	to	$1.66	$13,457	5.97%	0.55%	to	1.45%	(1.68%)		to	(2.56%)
2014	7,056	$1.98	to	$1.70	$16,079	6.14%	0.55%	to	1.45%	3.05%		to	2.12%
2013	8,242	$1.92	to	$1.67	$18,317	6.49%	0.55%	to	1.45%	5.49%		to	4.54%
2012	9,759	$1.82	to	$1.59	$20,697	7.35%	0.55%	to	1.45%	15.10%		to	14.06%
Col VP Inc Opp, Cl 2
2016	717	$1.48	to	$0.96	$1,046	5.30%	0.85%	to	1.85%	9.87%		to	8.76%
2015	4,149	$0.91	to	$0.88	$5,064	9.26%	0.55%	to	1.85%	(1.75%)		to	(3.02%)
2014	4,508	$0.93	to	$0.91	$5,584	—	0.55%	to	1.85%	3.11%		to	1.77%
2013	5,040	$0.90	to	$0.89	$6,027	8.82%	0.55%	to	1.85%	1.13	%(7)	to	0.03	%(8)
2012	336	$1.28	to	$1.09	$429	6.14%	0.85%	to	1.80%	13.75%		to	7.53	%(6)
Col VP Inc Opp, Cl 3
2016	5,229	$2.06	to	$1.79	$10,096	12.41%	0.55%	to	1.45%	10.25%		to	9.26%
2015	3,718	$1.87	to	$1.63	$6,584	9.19%	0.55%	to	1.45%	(1.56%)		to	(2.45%)
2014	4,680	$1.90	to	$1.67	$8,440	—	0.55%	to	1.45%	3.20%		to	2.27%
2013	5,757	$1.84	to	$1.64	$10,090	13.24%	0.55%	to	1.45%	4.45%		to	3.51%
2012	7,235	$1.76	to	$1.58	$12,201	6.54%	0.55%	to	1.45%	14.17%		to	13.14%
Col VP Inter Bond, Cl 2
2016	1,236	$1.19	to	$0.99	$1,443	1.48%	0.85%	to	1.85%	3.55%		to	2.53%
2015	908	$1.15	to	$0.97	$1,027	1.07%	0.85%	to	1.85%	(0.89%)		to	(1.89%)
2014	608	$1.16	to	$0.99	$695	2.40%	0.85%	to	1.85%	4.32%		to	3.26%
2013	693	$1.11	to	$0.95	$762	4.19%	0.85%	to	1.85%	(3.26%)		to	(4.77	%)(8)
2012	871	$1.14	to	$1.04	$992	3.87%	0.85%	to	1.80%	6.58%		to	3.43	%(6)
Col VP Inter Bond, Cl 3
2016	15,588	$1.51	to	$1.35	$26,087	1.65%	0.55%	to	1.45%	3.97%		to	3.03%
2015	17,809	$1.46	to	$1.31	$28,925	1.32%	0.55%	to	1.45%	(0.38%)		to	(1.28%)
2014	20,327	$1.46	to	$1.33	$33,316	2.62%	0.55%	to	1.45%	4.74%		to	3.80%
2013	24,490	$1.40	to	$1.28	$38,419	4.33%	0.55%	to	1.45%	(2.92%)		to	(3.80%)
2012	33,306	$1.44	to	$1.33	$53,682	3.86%	0.55%	to	1.45%	6.97%		to	6.00%
Col VP Lg Cap Gro, Cl 2
2016	324	$2.17	to	$1.39	$692	—	0.85%	to	1.85%	0.17%		to	(0.83%)
2015	302	$2.17	to	$1.40	$646	—	0.85%	to	1.85%	7.89%		to	6.80%
2014	249	$2.01	to	$1.31	$493	—	0.85%	to	1.85%	12.96%		to	11.83%
2013	60	$1.78	to	$1.17	$106	—	0.85%	to	1.85%	28.91%		to	17.80	%(8)
2012	35	$1.38	to	$1.01	$48	—	0.85%	to	1.80%	19.05%		to	0.85	%(6)
Col VP Lg Cap Gro, Cl 3
2016	3,815	$2.05	to	$1.75	$4,294	—	0.55%	to	1.45%	0.62%		to	(0.29%)
2015	4,927	$2.04	to	$1.76	$5,446	—	0.55%	to	1.45%	8.40%		to	7.42%
2014	4,923	$1.88	to	$1.63	$5,034	—	0.55%	to	1.45%	13.41%		to	12.39%
2013	5,087	$1.66	to	$1.45	$4,592	—	0.55%	to	1.45%	29.55%		to	28.39%
2012	5,860	$1.28	to	$1.13	$4,073	—	0.55%	to	1.45%	19.49%		to	18.41%
Col VP Lg Cap Index, Cl 3
2016	7,362	$2.17	to	$1.40	$13,710	—	0.55%	to	1.85%	10.90%		to	9.46%
2015	6,084	$1.96	to	$1.28	$10,222	—	0.55%	to	1.85%	0.31%		to	(0.99%)
2014	5,751	$1.95	to	$1.29	$9,593	—	0.55%	to	1.85%	12.59%		to	11.13%
2013	5,400	$1.73	to	$1.16	$8,017	—	0.55%	to	1.85%	31.03%		to	15.90	%(8)
2012	5,966	$1.32	to	$1.02	$6,743	—	0.55%	to	1.80%	14.91%		to	2.24	%(6)
Col VP Limited Duration Cr, Cl 2
2016	2,329	$0.96	to	$0.97	$2,475	3.44%	0.55%	to	1.85%	4.71%		to	3.34%
2015	1,573	$0.92	to	$0.93	$1,603	4.64%	0.55%	to	1.85%	(3.01%)		to	(4.29%)
2014	4,302	$0.95	to	$0.98	$4,497	0.66%	0.55%	to	1.85%	(1.74	%)(11)	to	(1.53%)
2013	409	$1.08	to	$0.99	$440	1.85%	0.85%	to	1.85%	0.33%		to	(0.91	%)(8)
2012	290	$1.08	to	$1.02	$311	2.25%	0.85%	to	1.80%	5.15%		to	2.11	%(6)

332	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Long Govt/Cr Bond, Cl 2
2016	802	$1.01	to	$0.97	$802	1.70%	0.55%	to	1.85%	2.22%		to	0.89%
2015	499	$0.99	to	$0.96	$490	1.90%	0.55%	to	1.85%	(0.77%)		to	(2.05%)
2014	259	$1.00	to	$0.98	$259	0.13%	0.55%	to	1.85%	4.67%		to	3.32%
2013	5	$0.96	to	$0.95	$6	—	0.55%	to	1.85%	(4.45	%)(9)	to	(5.29	%)(9)
Col VP Man Vol Conserv, Cl 2
2016	31,385	$1.05	to	$1.01	$32,627	—	0.55%	to	1.85%	2.49%		to	1.17%
2015	16,694	$1.02	to	$1.00	$17,007	—	0.55%	to	1.85%	(1.68%)		to	(2.95%)
2014	6,922	$1.04	to	$1.03	$7,205	—	0.55%	to	1.85%	3.87%		to	2.52%
2013	3,948	$1.00	to	$1.00	$3,976	—	0.55%	to	1.85%	(0.06	%)(10)	to	(0.26	%)(8)
Col VP Man Vol Conserv Gro, Cl 2
2016	63,521	$1.05	to	$1.04	$67,847	—	0.55%	to	1.85%	2.60%		to	1.27%
2015	46,715	$1.03	to	$1.03	$48,852	—	0.55%	to	1.85%	(2.37%)		to	(3.63%)
2014	33,121	$1.05	to	$1.07	$35,605	—	0.55%	to	1.85%	4.12%		to	2.77%
2013	9,664	$1.01	to	$1.04	$10,051	—	0.55%	to	1.85%	0.61	%(10)	to	2.89	%(8)
Col VP Man Vol Gro, Cl 2
2016	380,944	$1.06	to	$1.10	$424,756	—	0.55%	to	1.85%	2.80%		to	1.47%
2015	343,123	$1.03	to	$1.08	$372,347	—	0.55%	to	1.85%	(3.87%)		to	(5.12%)
2014	257,166	$1.07	to	$1.14	$290,133	—	0.55%	to	1.85%	4.37%		to	3.01%
2013	107,696	$1.03	to	$1.11	$117,097	—	0.55%	to	1.85%	1.95	%(10)	to	9.48	%(8)
Col VP Man Vol Mod Gro, Cl 2
2016	711,883	$1.06	to	$1.07	$818,095	—	0.55%	to	1.85%	2.85%		to	1.52%
2015	647,141	$1.03	to	$1.05	$726,496	—	0.55%	to	1.85%	(3.05%)		to	(4.31%)
2014	548,588	$1.06	to	$1.10	$638,388	—	0.55%	to	1.85%	4.28%		to	2.93%
2013	361,215	$1.02	to	$1.07	$409,272	—	0.55%	to	1.85%	1.40	%(10)	to	6.57	%(8)
2012	149,031	$1.02	to	$1.02	$152,054	—	0.95%	to	1.80%	1.64	%(6)	to	1.07	%(6)
Col VP Mid Cap Gro, Cl 2
2016	154	$1.72	to	$1.29	$258	—	0.85%	to	1.85%	1.17%		to	0.16%
2015	124	$1.70	to	$1.29	$208	—	0.85%	to	1.85%	4.48%		to	3.43%
2014	93	$1.62	to	$1.24	$148	—	0.85%	to	1.85%	6.24%		to	5.17%
2013	37	$1.53	to	$1.18	$56	—	0.85%	to	1.85%	29.79%		to	18.62	%(8)
2012	35	$1.18	to	$0.95	$41	—	0.85%	to	1.80%	10.18%		to	(4.00	%)(6)
Col VP Mid Cap Gro, Cl 3
2016	2,023	$1.99	to	$1.80	$3,461	—	0.55%	to	1.45%	1.60%		to	0.69%
2015	2,309	$1.96	to	$1.79	$3,938	—	0.55%	to	1.45%	4.92%		to	3.97%
2014	2,436	$1.86	to	$1.72	$3,987	—	0.55%	to	1.45%	6.69%		to	5.73%
2013	2,730	$1.75	to	$1.63	$4,235	—	0.55%	to	1.45%	30.31%		to	29.14%
2012	3,123	$1.34	to	$1.26	$3,771	—	0.55%	to	1.45%	10.65%		to	9.65%
Col VP Mid Cap Val, Cl 2
2016	306	$2.16	to	$1.38	$654	—	0.85%	to	1.85%	12.89%		to	11.76%
2015	294	$1.92	to	$1.24	$557	—	0.85%	to	1.85%	(5.89%)		to	(6.84%)
2014	272	$2.04	to	$1.33	$547	—	0.85%	to	1.85%	11.15%		to	10.04%
2013	82	$1.83	to	$1.21	$150	—	0.85%	to	1.85%	36.43%		to	19.79	%(8)
2012	81	$1.34	to	$1.04	$108	—	0.85%	to	1.80%	17.28%		to	3.80	%(6)
Col VP Mid Cap Val, Cl 3
2016	1,332	$2.19	to	$1.84	$2,913	—	0.55%	to	1.45%	13.38%		to	12.36%
2015	1,743	$1.93	to	$1.64	$3,389	—	0.55%	to	1.45%	(5.48%)		to	(6.33%)
2014	2,261	$2.05	to	$1.75	$4,638	—	0.55%	to	1.45%	11.56%		to	10.55%
2013	2,412	$1.83	to	$1.58	$4,442	—	0.55%	to	1.45%	36.99%		to	35.76%
2012	2,521	$1.34	to	$1.16	$3,426	—	0.55%	to	1.45%	17.81%		to	16.75%
Col VP Select Intl Eq, Cl 2
2016	445	$1.28	to	$0.96	$562	1.49%	0.85%	to	1.85%	(7.06%)		to	(8.00%)
2015	203	$1.38	to	$1.04	$277	0.77%	0.85%	to	1.85%	4.06%		to	3.01%
2014	102	$1.32	to	$1.01	$136	1.55%	0.85%	to	1.85%	(9.49%)		to	(10.40%)
2013	108	$1.46	to	$1.13	$158	1.51%	0.85%	to	1.85%	21.06%		to	10.62	%(8)
2012	138	$1.21	to	$1.06	$168	1.49%	0.85%	to	1.80%	16.50%		to	5.06	%(6)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	333

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Intl Eq, Cl 3
2016	3,892	$1.55	to	$1.11	$5,038	1.55%	0.55%	to	1.45%	(6.62%)		to	(7.46%)
2015	3,361	$1.66	to	$1.20	$4,782	0.92%	0.55%	to	1.45%	4.46%		to	3.52%
2014	3,848	$1.59	to	$1.16	$5,252	1.79%	0.55%	to	1.45%	(9.06%)		to	(9.88%)
2013	4,431	$1.75	to	$1.29	$6,658	1.65%	0.55%	to	1.45%	21.49%		to	20.40%
2012	4,915	$1.44	to	$1.07	$6,112	1.52%	0.55%	to	1.45%	17.06%		to	16.00%
Col VP Select Lg Cap Val, Cl 2
2016	94	$2.31	to	$1.43	$212	—	0.85%	to	1.85%	18.63%		to	17.44%
2015	122	$1.95	to	$1.22	$234	—	0.85%	to	1.85%	(5.96%)		to	(6.90%)
2014	132	$2.07	to	$1.31	$268	—	0.85%	to	1.85%	10.29%		to	9.19%
2013	95	$1.88	to	$1.20	$177	—	0.85%	to	1.85%	36.55%		to	19.30	%(8)
2012	14	$1.37	to	$1.02	$20	—	0.85%	to	1.80%	17.17%		to	3.89	%(6)
Col VP Select Lg Cap Val, Cl 3
2016	468	$2.24	to	$1.86	$967	—	0.55%	to	1.45%	19.16%		to	18.09%
2015	613	$1.88	to	$1.58	$1,074	—	0.55%	to	1.45%	(5.55%)		to	(6.40%)
2014	700	$1.99	to	$1.68	$1,309	—	0.55%	to	1.45%	10.77%		to	9.77%
2013	825	$1.80	to	$1.53	$1,401	—	0.55%	to	1.45%	37.04%		to	35.80%
2012	818	$1.31	to	$1.13	$1,015	—	0.55%	to	1.45%	17.83%		to	16.76%
Col VP Select Sm Cap Val, Cl 2
2016	149	$2.24	to	$1.42	$330	—	0.85%	to	1.85%	12.70%		to	11.58%
2015	96	$1.99	to	$1.27	$188	—	0.85%	to	1.85%	(4.12%)		to	(5.08%)
2014	99	$2.08	to	$1.34	$203	—	0.85%	to	1.85%	4.89%		to	3.85%
2013	45	$1.98	to	$1.29	$89	—	0.85%	to	1.85%	46.97%		to	29.23	%(8)
2012	38	$1.35	to	$1.01	$51	—	0.85%	to	1.80%	16.72%		to	2.11	%(6)
Col VP Select Sm Cap Val, Cl 3
2016	826	$2.22	to	$1.92	$2,070	—	0.55%	to	1.45%	13.21%		to	12.19%
2015	988	$1.96	to	$1.71	$2,198	—	0.55%	to	1.45%	(3.76%)		to	(4.63%)
2014	1,170	$2.04	to	$1.79	$2,683	—	0.55%	to	1.45%	5.40%		to	4.45%
2013	1,353	$1.93	to	$1.72	$2,991	—	0.55%	to	1.45%	47.58%		to	46.25%
2012	1,321	$1.31	to	$1.17	$2,023	—	0.55%	to	1.45%	17.11%		to	16.05%
Col VP Strategic Inc, Cl 2
2016	786	$1.13	to	$1.02	$877	10.79%	0.85%	to	1.85%	8.13%		to	7.05%
2015	452	$1.04	to	$0.95	$467	36.34%	0.85%	to	1.85%	(2.75%)		to	(3.73%)
2014	429	$1.07	to	$0.99	$457	2.77%	0.85%	to	1.85%	2.54%		to	1.51%
2013	472	$1.04	to	$0.97	$492	4.33%	0.85%	to	1.85%	(0.72%)		to	(3.10	%)(8)
2012	449	$1.05	to	$1.07	$472	4.98%	0.85%	to	1.80%	11.01%		to	5.63	%(6)
Col VP US Eq, Cl 2
2016	234	$2.12	to	$1.28	$481	—	0.85%	to	1.85%	16.33%		to	15.17%
2015	217	$1.82	to	$1.11	$390	—	0.85%	to	1.85%	(7.37%)		to	(8.30%)
2014	185	$1.97	to	$1.21	$357	—	0.85%	to	1.85%	2.17%		to	1.14%
2013	133	$1.93	to	$1.20	$256	—	0.85%	to	1.85%	33.59%		to	20.67	%(8)
2012	127	$1.44	to	$1.02	$183	—	0.85%	to	1.80%	18.55%		to	3.18	%(6)
Col VP US Flex Conserv Gro, Cl 2
2016	203	$1.01	to	$1.00	$204	—	0.85%	to	1.85%	0.79	%(14)	to	0.67	%(14)
Col VP US Flex Gro, Cl 2
2016	6,901	$1.03	to	$1.03	$7,130	—	0.85%	to	1.85%	2.16	%(14)	to	2.04	%(14)
Col VP US Flex Mod Gro, Cl 2
2016	4,930	$1.02	to	$1.02	$5,025	—	0.85%	to	1.85%	1.48	%(14)	to	1.36	%(14)
Col VP US Govt Mtge, Cl 2
2016	420	$1.05	to	$1.00	$437	2.52%	0.85%	to	1.85%	1.59%		to	0.57%
2015	306	$1.03	to	$1.00	$315	2.73%	0.85%	to	1.85%	0.34%		to	(0.67%)
2014	230	$1.03	to	$1.00	$237	1.57%	0.85%	to	1.85%	4.68%		to	3.62%
2013	299	$0.98	to	$0.97	$294	0.46%	0.85%	to	1.85%	(2.81%)		to	(3.21	%)(8)
2012	304	$1.01	to	$1.00	$308	0.82%	0.85%	to	1.80%	0.63%		to	(0.32	%)(6)

334	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP US Govt Mtge, Cl 3
2016	3,480	$1.23	to	$1.09	$4,497	2.70%	0.55%	to	1.45%	2.02%		to	1.10%
2015	4,002	$1.20	to	$1.08	$5,092	2.77%	0.55%	to	1.45%	0.66%		to	(0.25%)
2014	5,322	$1.20	to	$1.08	$6,779	1.78%	0.55%	to	1.45%	5.20%		to	4.26%
2013	6,907	$1.14	to	$1.03	$8,398	0.61%	0.55%	to	1.45%	(2.49%)		to	(3.38%)
2012	9,924	$1.17	to	$1.07	$12,363	0.92%	0.55%	to	1.45%	1.08%		to	0.14%
CS Commodity Return
2016	1,727	$0.53	to	$0.50	$896	—	0.55%	to	1.45%	11.41%		to	10.41%
2015	1,833	$0.48	to	$0.45	$856	—	0.55%	to	1.45%	(25.51%)		to	(26.18%)
2014	2,285	$0.64	to	$0.61	$1,436	—	0.55%	to	1.45%	(17.47%)		to	(18.21%)
2013	2,534	$0.78	to	$0.74	$1,936	—	0.55%	to	1.45%	(10.76%)		to	(11.56%)
2012	3,157	$0.87	to	$0.84	$2,709	—	0.55%	to	1.45%	(2.63%)		to	(3.51%)
Deutsche Alt Asset Alloc VIP, Cl B
2016	676	$1.00	to	$0.91	$661	2.16%	0.55%	to	1.85%	4.42%		to	3.08%
2015	825	$0.96	to	$0.89	$778	2.76%	0.55%	to	1.85%	(7.05%)		to	(8.26%)
2014	873	$1.03	to	$0.97	$889	1.51%	0.55%	to	1.85%	2.67%		to	1.34%
2013	653	$1.00	to	$0.95	$651	1.90%	0.55%	to	1.85%	0.20%		to	(3.35	%)(8)
2012	310	$1.00	to	$0.99	$311	—	0.55%	to	1.80%	3.67	%(6)	to	2.80	%(6)
Drey VIF Intl Eq, Serv
2016	120	$1.12	to	$1.05	$133	0.69%	0.85%	to	1.45%	(6.62%)		to	(7.17%)
2015	168	$1.20	to	$1.13	$200	3.29%	0.85%	to	1.45%	0.31%		to	(0.29%)
2014	284	$1.20	to	$1.14	$337	2.06%	0.85%	to	1.45%	(3.72%)		to	(4.29%)
2013	331	$1.24	to	$1.19	$408	2.02%	0.85%	to	1.45%	16.44%		to	15.74%
2012	210	$1.07	to	$1.03	$222	0.14%	0.85%	to	1.45%	21.79%		to	21.06%
ET VT Floating-Rate Inc, Init Cl
2016	5,824	$1.41	to	$1.28	$7,874	3.49%	0.55%	to	1.45%	8.35%		to	7.38%
2015	6,828	$1.30	to	$1.19	$8,550	3.34%	0.55%	to	1.45%	(1.54%)		to	(2.42%)
2014	8,585	$1.32	to	$1.22	$10,958	3.15%	0.55%	to	1.45%	0.02%		to	(0.87%)
2013	9,716	$1.32	to	$1.23	$12,446	3.49%	0.55%	to	1.45%	3.28%		to	2.35%
2012	8,845	$1.28	to	$1.20	$11,023	4.20%	0.55%	to	1.45%	6.74%		to	5.78%
Fid VIP Contrafund, Serv Cl 2
2016	13,607	$1.86	to	$1.35	$25,246	0.60%	0.55%	to	1.85%	7.14%		to	5.76%
2015	15,536	$1.74	to	$1.27	$27,019	0.77%	0.55%	to	1.85%	(0.13%)		to	(1.43%)
2014	16,882	$1.74	to	$1.29	$29,544	0.73%	0.55%	to	1.85%	11.04%		to	9.61%
2013	17,971	$1.57	to	$1.18	$28,447	0.83%	0.55%	to	1.85%	30.24%		to	17.98	%(8)
2012	19,207	$1.20	to	$1.01	$23,382	1.09%	0.55%	to	1.80%	15.50%		to	1.72	%(6)
Fid VIP Gro & Inc, Serv Cl
2016	593	$1.94	to	$1.88	$1,129	1.58%	0.75%	to	0.95%	15.08%		to	14.85%
2015	719	$1.69	to	$1.63	$1,190	1.85%	0.75%	to	0.95%	(3.08%)		to	(3.27%)
2014	852	$1.74	to	$1.69	$1,457	1.65%	0.75%	to	0.95%	9.56%		to	9.34%
2013	931	$1.59	to	$1.55	$1,456	1.73%	0.75%	to	0.95%	32.46%		to	32.20%
2012	1,205	$1.20	to	$1.17	$1,426	2.08%	0.75%	to	0.95%	17.51%		to	17.28%
Fid VIP Gro & Inc, Serv Cl 2
2016	3,750	$2.15	to	$2.42	$8,389	1.56%	0.55%	to	1.20%	15.18%		to	14.43%
2015	4,191	$1.87	to	$2.12	$8,172	1.81%	0.55%	to	1.20%	(3.07%)		to	(3.70%)
2014	4,689	$1.93	to	$2.20	$9,437	1.53%	0.55%	to	1.20%	9.62%		to	8.91%
2013	5,190	$1.76	to	$2.02	$9,565	1.62%	0.55%	to	1.20%	32.52%		to	31.66%
2012	6,108	$1.33	to	$1.53	$8,507	1.93%	0.55%	to	1.20%	17.60%		to	16.83%
Fid VIP Mid Cap, Serv Cl
2016	617	$3.65	to	$3.53	$2,210	0.39%	0.75%	to	0.95%	11.28%		to	11.06%
2015	801	$3.28	to	$3.18	$2,581	0.39%	0.75%	to	0.95%	(2.24%)		to	(2.43%)
2014	890	$3.36	to	$3.26	$2,940	0.15%	0.75%	to	0.95%	5.40%		to	5.19%
2013	1,044	$3.18	to	$3.10	$3,280	0.40%	0.75%	to	0.95%	35.05%		to	34.78%
2012	1,283	$2.36	to	$2.30	$2,993	0.51%	0.75%	to	0.95%	13.89%		to	13.66%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	335

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Mid Cap, Serv Cl 2
2016	7,631	$2.66	to	$1.34	$23,039	0.31%	0.55%	to	1.85%	11.31%		to	9.87%
2015	8,651	$2.39	to	$1.22	$24,031	0.24%	0.55%	to	1.85%	(2.17%)		to	(3.43%)
2014	9,899	$2.44	to	$1.27	$28,316	0.02%	0.55%	to	1.85%	5.45%		to	4.09%
2013	11,594	$2.31	to	$1.22	$31,467	0.27%	0.55%	to	1.85%	35.12%		to	22.16	%(8)
2012	13,019	$1.71	to	$1.01	$26,834	0.37%	0.55%	to	1.80%	13.93%		to	0.79	%(6)
Fid VIP Overseas, Serv Cl
2016	206	$1.28	to	$1.24	$259	1.36%	0.75%	to	0.95%	(5.83%)		to	(6.02%)
2015	235	$1.36	to	$1.32	$313	1.21%	0.75%	to	0.95%	2.72%		to	2.51%
2014	261	$1.33	to	$1.29	$339	1.07%	0.75%	to	0.95%	(8.85%)		to	(9.03%)
2013	358	$1.45	to	$1.42	$513	1.28%	0.75%	to	0.95%	29.40%		to	29.14%
2012	383	$1.12	to	$1.10	$424	1.74%	0.75%	to	0.95%	19.64%		to	19.40%
Fid VIP Overseas, Serv Cl 2
2016	2,235	$1.50	to	$1.09	$3,261	1.16%	0.55%	to	1.45%	(5.79%)		to	(6.63%)
2015	2,705	$1.59	to	$1.17	$4,237	1.07%	0.55%	to	1.45%	2.73%		to	1.81%
2014	3,236	$1.55	to	$1.15	$4,899	1.07%	0.55%	to	1.45%	(8.80%)		to	(9.62%)
2013	3,466	$1.69	to	$1.27	$5,806	1.07%	0.55%	to	1.45%	29.45%		to	28.29%
2012	3,619	$1.31	to	$0.99	$4,793	1.54%	0.55%	to	1.45%	19.72%		to	18.64%
Fid VIP Strategic Inc, Serv Cl 2
2016	1,805	$1.06	to	$1.01	$1,888	3.91%	0.55%	to	1.85%	7.42%		to	6.04%
2015	1,412	$0.99	to	$0.95	$1,381	2.81%	0.55%	to	1.85%	(2.48%)		to	(3.74%)
2014	1,697	$1.01	to	$0.99	$1,711	1.50%	0.55%	to	1.85%	2.80%		to	1.48%
2013	3,939	$0.99	to	$0.98	$3,878	9.57%	0.55%	to	1.85%	(2.08	%)(8)	to	(2.95	%)(8)
Frank Global Real Est, Cl 2
2016	3,202	$1.26	to	$0.99	$5,579	1.19%	0.55%	to	1.45%	(0.01%)		to	(0.90%)
2015	3,633	$1.26	to	$1.00	$6,437	3.25%	0.55%	to	1.45%	0.02%		to	(0.88%)
2014	4,367	$1.26	to	$1.01	$7,744	0.45%	0.55%	to	1.45%	14.38%		to	13.36%
2013	4,820	$1.10	to	$0.89	$7,590	4.54%	0.55%	to	1.45%	1.76%		to	0.85%
2012	5,008	$1.09	to	$0.88	$8,047	—	0.55%	to	1.45%	26.71%		to	25.57%
Frank Inc, Cl 2
2016	1,427	$1.17	to	$1.12	$1,642	4.95%	0.55%	to	1.85%	13.40%		to	11.94%
2015	1,493	$1.03	to	$1.00	$1,523	5.94%	0.55%	to	1.85%	(7.56%)		to	(8.76%)
2014	3,660	$1.12	to	$1.09	$4,064	4.92%	0.55%	to	1.85%	4.04%		to	2.70%
2013	1,796	$1.07	to	$1.06	$1,925	0.34%	0.55%	to	1.85%	5.74	%(8)	to	4.80	%(8)
Frank Mutual Shares, Cl 2
2016	5,369	$2.00	to	$1.28	$10,537	1.98%	0.55%	to	1.85%	15.42%		to	13.94%
2015	5,900	$1.73	to	$1.12	$10,106	3.03%	0.55%	to	1.85%	(5.46%)		to	(6.68%)
2014	6,426	$1.83	to	$1.20	$11,757	2.00%	0.55%	to	1.85%	6.53%		to	5.17%
2013	7,065	$1.72	to	$1.14	$12,254	2.05%	0.55%	to	1.85%	27.56%		to	13.55	%(8)
2012	7,939	$1.35	to	$1.05	$10,887	2.01%	0.55%	to	1.80%	13.62%		to	4.70	%(6)
Frank Sm Cap Val, Cl 2
2016	2,702	$2.52	to	$1.43	$8,242	0.82%	0.55%	to	1.85%	29.48%		to	27.81%
2015	3,132	$1.95	to	$1.11	$7,393	0.63%	0.55%	to	1.85%	(7.90%)		to	(9.09%)
2014	3,860	$2.12	to	$1.23	$9,945	0.62%	0.55%	to	1.85%	0.02%		to	(1.27%)
2013	4,087	$2.11	to	$1.24	$10,691	1.30%	0.55%	to	1.85%	35.49%		to	24.90	%(8)
2012	4,575	$1.56	to	$1.07	$9,111	0.78%	0.55%	to	1.80%	17.74%		to	6.79	%(6)
Temp Global Bond, Cl 2
2016	1,520	$0.97	to	$0.92	$1,449	—	0.55%	to	1.85%	2.38%		to	1.06%
2015	1,432	$0.95	to	$0.91	$1,340	8.05%	0.55%	to	1.85%	(4.83%)		to	(6.06%)
2014	997	$0.99	to	$0.97	$986	5.02%	0.55%	to	1.85%	1.27%		to	(0.03%)
2013	448	$0.98	to	$0.97	$441	4.20%	0.55%	to	1.85%	(1.97	%)(8)	to	(2.83	%)(8)

336	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
GS VIT Mid Cap Val, Inst
2016	2,155	$2.40	to	$3.28	$8,606	1.29%	0.55%	to	1.20%	12.91%		to	12.18%
2015	2,678	$2.12	to	$2.92	$9,503	0.38%	0.55%	to	1.20%	(9.59%)		to	(10.17%)
2014	3,041	$2.35	to	$3.25	$11,998	0.96%	0.55%	to	1.20%	12.95%		to	12.22%
2013	3,597	$2.08	to	$2.90	$12,583	0.81%	0.55%	to	1.20%	32.16%		to	31.31%
2012	4,252	$1.57	to	$2.21	$11,303	1.08%	0.55%	to	1.20%	17.82%		to	17.05%
GS VIT Multi-Strategy Alt, Advisor
2016	130	$0.91	to	$0.88	$119	0.77%	0.55%	to	1.85%	(0.27%)		to	(1.57%)
2015	109	$0.92	to	$0.90	$100	2.90%	0.55%	to	1.85%	(5.40%)		to	(6.63%)
2014	29	$0.97	to	$0.96	$30	3.38%	0.55%	to	1.85%	(3.09	%)(11)	to	(3.73	%)(11)
GS VIT Sm Cap Eq Insights, Inst
2016	133	$2.79	to	$2.71	$362	1.18%	0.75%	to	0.95%	22.28%		to	22.04%
2015	143	$2.29	to	$2.22	$320	0.27%	0.75%	to	0.95%	(2.66%)		to	(2.85%)
2014	158	$2.35	to	$2.28	$362	0.77%	0.75%	to	0.95%	6.13%		to	5.92%
2013	171	$2.21	to	$2.15	$369	1.03%	0.75%	to	0.95%	34.61%		to	34.34%
2012	172	$1.64	to	$1.60	$276	1.15%	0.75%	to	0.95%	11.99%		to	11.76%
GS VIT U.S. Eq Insights, Inst
2016	2,816	$2.07	to	$1.74	$5,128	1.19%	0.55%	to	1.45%	10.13%		to	9.14%
2015	3,667	$1.88	to	$1.60	$6,079	1.30%	0.55%	to	1.45%	(0.56%)		to	(1.45%)
2014	4,225	$1.89	to	$1.62	$7,072	1.40%	0.55%	to	1.45%	15.73%		to	14.69%
2013	4,777	$1.64	to	$1.41	$6,958	1.09%	0.55%	to	1.45%	36.76%		to	35.54%
2012	5,647	$1.20	to	$1.04	$6,035	1.69%	0.55%	to	1.45%	13.83%		to	12.81%
Invesco VI Am Fran, Ser I
2016	165	$1.54	to	$1.52	$252	—	0.75%	to	0.95%	1.51%		to	1.30%
2015	222	$1.51	to	$1.50	$334	—	0.75%	to	0.95%	4.22%		to	4.01%
2014	216	$1.45	to	$1.44	$313	0.04%	0.75%	to	0.95%	7.63%		to	7.41%
2013	248	$1.35	to	$1.34	$334	0.44%	0.75%	to	0.95%	39.09%		to	38.81%
2012	255	$0.97	to	$0.97	$247	—	0.75%	to	0.95%	(2.99	%)(5)	to	(3.13	%)(5)
Invesco VI Am Fran, Ser II
2016	1,576	$1.53	to	$1.47	$2,377	—	0.55%	to	1.45%	1.46%		to	0.55%
2015	2,109	$1.51	to	$1.46	$3,147	—	0.55%	to	1.45%	4.17%		to	3.24%
2014	2,522	$1.45	to	$1.42	$3,626	—	0.55%	to	1.45%	7.58%		to	6.61%
2013	3,298	$1.35	to	$1.33	$4,424	0.24%	0.55%	to	1.45%	39.03%		to	37.78%
2012	4,255	$0.97	to	$0.96	$4,119	—	0.55%	to	1.45%	(3.04	%)(5)	to	(3.63	%)(5)
Invesco VI Bal Risk Alloc, Ser II
2016	625	$1.09	to	$1.04	$672	0.20%	0.55%	to	1.85%	10.91%		to	9.48%
2015	568	$0.99	to	$0.95	$552	3.77%	0.55%	to	1.85%	(4.92%)		to	(6.16%)
2014	639	$1.04	to	$1.01	$657	—	0.55%	to	1.85%	5.13%		to	3.77%
2013	379	$0.99	to	$0.98	$374	2.04%	0.55%	to	1.85%	(2.07	%)(8)	to	(2.94	%)(8)
Invesco VI Comstock, Ser II
2016	3,386	$2.06	to	$1.72	$6,567	1.28%	0.55%	to	1.45%	16.35%		to	15.31%
2015	4,437	$1.77	to	$1.49	$7,438	1.65%	0.55%	to	1.45%	(6.71%)		to	(7.55%)
2014	5,030	$1.89	to	$1.61	$9,076	1.03%	0.55%	to	1.45%	8.50%		to	7.53%
2013	6,428	$1.75	to	$1.50	$10,731	1.39%	0.55%	to	1.45%	34.91%		to	33.70%
2012	7,873	$1.29	to	$1.12	$9,798	1.49%	0.55%	to	1.45%	18.27%		to	17.21%
Invesco VI Core Eq, Ser I
2016	2,349	$2.84	to	$2.84	$6,796	0.75%	1.25%	to	1.25%	8.90%		to	8.90%
2015	2,602	$2.61	to	$2.61	$6,901	1.11%	1.25%	to	1.25%	(6.94%)		to	(6.94%)
2014	2,966	$2.80	to	$2.80	$8,441	0.84%	1.25%	to	1.25%	6.80%		to	6.80%
2013	3,440	$2.62	to	$2.62	$9,150	1.39%	1.25%	to	1.25%	27.64%		to	27.64%
2012	3,738	$2.05	to	$2.05	$7,784	0.94%	1.25%	to	1.25%	12.46%		to	12.46%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	337

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Div Divd, Ser I
2016	764	$1.84	to	$1.77	$1,380	1.42%	0.55%	to	1.20%	14.18%		to	13.45%
2015	593	$1.61	to	$1.56	$940	1.64%	0.55%	to	1.20%	1.51%		to	0.85%
2014	734	$1.59	to	$1.55	$1,151	1.65%	0.55%	to	1.20%	12.21%		to	11.48%
2013	795	$1.42	to	$1.39	$1,115	2.35%	0.55%	to	1.20%	30.32%		to	29.47%
2012	702	$1.09	to	$1.07	$758	1.87%	0.55%	to	1.20%	18.07%		to	17.31%
Invesco VI Div Divd, Ser II
2016	773	$1.78	to	$1.72	$1,371	1.21%	0.85%	to	1.45%	13.57%		to	12.89%
2015	744	$1.57	to	$1.53	$1,164	1.45%	0.85%	to	1.45%	0.96%		to	0.35%
2014	814	$1.56	to	$1.52	$1,261	1.45%	0.85%	to	1.45%	11.58%		to	10.91%
2013	839	$1.39	to	$1.37	$1,166	2.10%	0.85%	to	1.45%	29.66%		to	28.88%
2012	799	$1.08	to	$1.06	$858	1.79%	0.85%	to	1.45%	17.37%		to	16.66%
Invesco VI Global Hlth, Ser II
2016	1,172	$1.96	to	$1.88	$2,314	—	0.55%	to	1.45%	(12.17%)		to	(12.95%)
2015	1,513	$2.23	to	$2.17	$3,377	—	0.55%	to	1.45%	2.32%		to	1.41%
2014	1,611	$2.18	to	$2.14	$3,523	—	0.55%	to	1.45%	18.72%		to	17.66%
2013	1,709	$1.84	to	$1.81	$3,157	0.55%	0.55%	to	1.45%	39.40%		to	38.15%
2012	1,718	$1.32	to	$1.31	$2,286	—	0.55%	to	1.45%	19.94%		to	18.86%
Invesco VI Intl Gro, Ser II
2016	2,802	$1.67	to	$1.34	$4,280	1.14%	0.55%	to	1.45%	(1.24%)		to	(2.12%)
2015	3,147	$1.69	to	$1.37	$4,847	1.36%	0.55%	to	1.45%	(3.15%)		to	(4.02%)
2014	2,846	$1.75	to	$1.43	$4,566	1.39%	0.55%	to	1.45%	(0.46%)		to	(1.35%)
2013	2,890	$1.76	to	$1.44	$4,679	1.04%	0.55%	to	1.45%	18.07%		to	17.01%
2012	3,007	$1.49	to	$1.23	$4,147	1.24%	0.55%	to	1.45%	14.62%		to	13.59%
Invesco VI Mid Cap Gro, Ser I
2016	458	$1.43	to	$1.40	$653	—	0.75%	to	1.20%	0.01%		to	(0.44%)
2015	315	$1.43	to	$1.41	$449	—	0.75%	to	1.20%	0.45%		to	0.00%
2014	336	$1.43	to	$1.41	$478	—	0.75%	to	1.20%	7.23%		to	6.75%
2013	368	$1.33	to	$1.32	$488	0.39%	0.75%	to	1.20%	35.99%		to	35.39%
2012	442	$0.98	to	$0.97	$432	—	0.75%	to	1.20%	(2.22	%)(5)	to	(2.52	%)(5)
Invesco VI Mid Cap Gro, Ser II
2016	587	$1.43	to	$1.37	$826	—	0.55%	to	1.45%	0.02%		to	(0.87%)
2015	977	$1.43	to	$1.38	$1,381	—	0.55%	to	1.45%	0.49%		to	(0.41%)
2014	1,096	$1.42	to	$1.39	$1,546	—	0.55%	to	1.45%	7.10%		to	6.14%
2013	1,251	$1.33	to	$1.31	$1,655	0.22%	0.55%	to	1.45%	35.86%		to	34.64%
2012	1,387	$0.98	to	$0.97	$1,355	—	0.55%	to	1.45%	(2.10	%)(5)	to	(2.69	%)(5)
Invesco VI Tech, Ser I
2016	758	$1.94	to	$2.37	$1,032	—	0.55%	to	1.20%	(1.30%)		to	(1.94%)
2015	1,018	$1.97	to	$2.42	$1,434	—	0.55%	to	1.20%	6.23%		to	5.54%
2014	1,107	$1.85	to	$2.29	$1,478	—	0.55%	to	1.20%	10.44%		to	9.73%
2013	1,200	$1.68	to	$2.09	$1,443	—	0.55%	to	1.20%	24.46%		to	23.65%
2012	1,363	$1.35	to	$1.69	$1,326	—	0.55%	to	1.20%	10.67%		to	9.95%
Ivy VIP Asset Strategy
2016	575	$1.00	to	$0.96	$567	0.59%	0.55%	to	1.85%	(3.10%)		to	(4.34%)
2015	934	$1.04	to	$1.00	$955	0.37%	0.55%	to	1.85%	(8.85%)		to	(10.03%)
2014	1,064	$1.14	to	$1.11	$1,200	0.50%	0.55%	to	1.85%	(5.78%)		to	(7.00%)
2013	495	$1.21	to	$1.19	$597	0.02%	0.55%	to	1.85%	18.29	%(8)	to	17.27	%(8)
Janus Aspen Enterprise, Serv
2016	594	$1.34	to	$1.29	$780	0.02%	0.75%	to	0.95%	11.27%		to	11.05%
2015	651	$1.20	to	$1.16	$770	0.52%	0.75%	to	0.95%	2.99%		to	2.79%
2014	661	$1.17	to	$1.13	$767	0.03%	0.75%	to	0.95%	11.40%		to	11.18%
2013	684	$1.05	to	$1.02	$714	0.38%	0.75%	to	0.95%	31.05%		to	30.79%
2012	830	$0.80	to	$0.78	$660	—	0.75%	to	0.95%	16.11%		to	15.88%

338	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Aspen Flex Bond, Serv
2016	912	$1.04	to	$0.99	$931	2.47%	0.55%	to	1.85%	1.66%		to	0.35%
2015	766	$1.02	to	$0.98	$773	2.07%	0.55%	to	1.85%	(0.60%)		to	(1.90%)
2014	404	$1.03	to	$1.00	$413	3.32%	0.55%	to	1.85%	4.12%		to	2.77%
2013	183	$0.99	to	$0.98	$181	3.27%	0.55%	to	1.85%	(1.97	%)(8)	to	(2.82	%)(8)
Janus Aspen Gbl Alloc Mod, Serv
2016	156	$1.21	to	$1.05	$185	1.13%	0.55%	to	1.85%	2.39%		to	1.06%
2015	142	$1.18	to	$1.04	$166	0.81%	0.55%	to	1.85%	(2.89%)		to	(4.16%)
2014	96	$1.22	to	$1.08	$117	4.82%	0.55%	to	1.85%	2.66%		to	1.33%
2013	15	$1.19	to	$1.07	$19	2.64%	0.55%	to	1.85%	14.08%		to	6.29	%(8)
2012	—	$1.04	to	$1.03	$1	2.56%	0.55%	to	1.80%	3.40	%(6)	to	2.54	%(6)
Janus Aspen Global Tech, Serv
2016	702	$1.05	to	$3.54	$746	0.09%	0.75%	to	1.20%	13.01%		to	12.50%
2015	793	$0.93	to	$3.15	$744	—	0.75%	to	1.20%	3.86%		to	3.40%
2014	896	$0.89	to	$3.04	$807	—	0.75%	to	1.20%	8.53%		to	8.04%
2013	1,018	$0.82	to	$2.82	$846	—	0.75%	to	1.20%	34.38%		to	33.78%
2012	1,245	$0.61	to	$2.11	$769	—	0.75%	to	1.20%	18.26%		to	17.72%
Janus Aspen Res, Serv
2016	2,186	$1.63	to	$1.33	$3,444	0.38%	0.55%	to	1.85%	(0.28%)		to	(1.56%)
2015	2,641	$1.63	to	$1.35	$4,186	0.45%	0.55%	to	1.85%	4.50%		to	3.15%
2014	3,139	$1.56	to	$1.31	$4,779	0.22%	0.55%	to	1.85%	12.11%		to	10.67%
2013	3,836	$1.39	to	$1.19	$5,225	0.65%	0.55%	to	1.85%	29.28%		to	18.75	%(8)
2012	4,885	$1.08	to	$1.00	$5,166	0.42%	0.55%	to	1.80%	17.63%		to	1.04	%(5)
Janus Aspen Overseas, Serv
2016	1,058	$1.21	to	$2.29	$1,287	4.61%	0.75%	to	1.20%	(7.40%)		to	(7.82%)
2015	1,319	$1.31	to	$2.48	$1,733	0.50%	0.75%	to	1.20%	(9.48%)		to	(9.89%)
2014	1,513	$1.45	to	$2.75	$2,194	2.99%	0.75%	to	1.20%	(12.76%)		to	(13.15%)
2013	1,827	$1.66	to	$3.17	$3,026	2.99%	0.75%	to	1.20%	13.43%		to	12.92%
2012	2,484	$1.46	to	$2.81	$3,664	0.58%	0.75%	to	1.20%	12.33%		to	11.83%
Lazard Ret Global Dyn MA, Serv
2016	463	$1.17	to	$1.11	$534	0.27%	0.55%	to	1.85%	2.73%		to	1.42%
2015	401	$1.14	to	$1.10	$452	—	0.55%	to	1.85%	(0.98%)		to	(2.27%)
2014	268	$1.15	to	$1.12	$307	0.91%	0.55%	to	1.85%	2.13%		to	0.82%
2013	33	$1.13	to	$1.12	$39	1.15%	0.55%	to	1.85%	10.55	%(8)	to	9.60	%(8)
MFS Mass Inv Gro Stock, Serv Cl
2016	3,315	$1.03	to	$1.01	$3,398	0.38%	0.55%	to	1.45%	5.26%		to	4.32%
2015	4,107	$0.98	to	$0.97	$4,013	0.61%	0.55%	to	1.45%	(2.04	%)(12)	to	(2.71	%)(12)
MFS New Dis, Serv Cl
2016	880	$2.39	to	$2.79	$1,597	—	0.55%	to	1.20%	8.20%		to	7.50%
2015	1,097	$2.21	to	$2.59	$1,837	—	0.55%	to	1.20%	(2.68%)		to	(3.31%)
2014	1,303	$2.27	to	$2.68	$2,239	—	0.55%	to	1.20%	(8.00%)		to	(8.60%)
2013	1,672	$2.46	to	$2.93	$3,125	—	0.55%	to	1.20%	40.44%		to	39.53%
2012	1,963	$1.75	to	$2.10	$2,621	—	0.55%	to	1.20%	20.23%		to	19.45%
MFS Utilities, Serv Cl
2016	2,387	$2.80	to	$1.06	$6,062	3.61%	0.55%	to	1.85%	10.63%		to	9.21%
2015	2,862	$2.53	to	$0.98	$6,713	3.85%	0.55%	to	1.85%	(15.22%)		to	(16.31%)
2014	3,426	$2.99	to	$1.17	$9,594	1.90%	0.55%	to	1.85%	11.85%		to	10.41%
2013	3,640	$2.67	to	$1.06	$9,309	2.09%	0.55%	to	1.85%	19.55%		to	3.94	%(8)
2012	4,250	$2.24	to	$1.07	$9,194	6.36%	0.55%	to	1.80%	12.59%		to	5.85	%(6)
MS VIF Global Real Est, Cl II
2016	1,662	$1.42	to	$1.32	$2,297	1.35%	0.55%	to	1.45%	2.56%		to	1.64%
2015	2,015	$1.38	to	$1.30	$2,726	2.22%	0.55%	to	1.45%	(1.96%)		to	(2.84%)
2014	2,084	$1.41	to	$1.33	$2,885	0.73%	0.55%	to	1.45%	13.23%		to	12.21%
2013	2,353	$1.25	to	$1.19	$2,888	3.65%	0.55%	to	1.45%	2.07%		to	1.16%
2012	2,338	$1.22	to	$1.17	$2,819	0.53%	0.55%	to	1.45%	29.23%		to	28.07%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	339

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MS VIF Mid Cap Gro, Cl II
2016	764	$1.54	to	$1.02	$1,199	—	0.55%	to	1.85%	(9.34%)		to	(10.51%)
2015	919	$1.70	to	$1.14	$1,600	—	0.55%	to	1.85%	(6.50%)		to	(7.72%)
2014	1,123	$1.81	to	$1.23	$2,123	—	0.55%	to	1.85%	1.28%		to	(0.02%)
2013	1,246	$1.79	to	$1.23	$2,321	0.23%	0.55%	to	1.85%	36.73%		to	21.92	%(8)
2012	1,687	$1.31	to	$0.92	$2,285	—	0.55%	to	1.80%	7.89%		to	(5.93	%)(6)
NB AMT US Eq Index PW Strat, Cl S
2016	103	$0.92	to	$0.89	$95	—	0.55%	to	1.85%	(1.19%)		to	(2.46%)
2015	56	$0.93	to	$0.91	$53	—	0.55%	to	1.85%	(5.59%)		to	(6.80%)
2014	17	$0.99	to	$0.98	$19	—	0.55%	to	1.85%	(1.46	%)(11)	to	(2.11	%)(11)
NB AMT Intl Eq, Cl S
2016	1,041	$1.06	to	$1.10	$1,125	0.59%	0.55%	to	1.45%	(2.35%)		to	(3.23%)
2015	1,263	$1.09	to	$1.13	$1,393	0.99%	0.55%	to	1.45%	0.97%		to	0.07%
2014	1,117	$1.07	to	$1.13	$1,217	0.32%	0.55%	to	1.45%	(3.81%)		to	(4.67%)
2013	1,279	$1.12	to	$1.19	$1,454	1.35%	0.55%	to	1.45%	17.19%		to	16.14%
2012	1,578	$0.95	to	$1.02	$1,541	0.81%	0.55%	to	1.45%	17.83%		to	16.77%
NB AMT Soc Responsive, Cl S
2016	361	$1.99	to	$1.35	$709	0.54%	0.85%	to	1.85%	8.72%		to	7.64%
2015	323	$1.83	to	$1.25	$585	0.31%	0.85%	to	1.85%	(1.43%)		to	(2.42%)
2014	361	$1.86	to	$1.28	$665	0.11%	0.85%	to	1.85%	9.18%		to	8.09%
2013	500	$1.70	to	$1.18	$845	0.61%	0.85%	to	1.85%	36.25%		to	18.65	%(8)
2012	397	$1.25	to	$1.00	$494	0.11%	0.85%	to	1.80%	9.80%		to	0.87	%(6)
Oppen Eq Inc VA, Serv
2016	601	$1.48	to	$1.39	$877	5.18%	0.85%	to	1.45%	14.16%		to	13.48%
2015	708	$1.29	to	$1.22	$907	2.58%	0.85%	to	1.45%	(10.58%)		to	(11.12%)
2014	910	$1.45	to	$1.37	$1,306	1.44%	0.85%	to	1.45%	9.79%		to	9.13%
2013	926	$1.32	to	$1.26	$1,212	1.15%	0.85%	to	1.45%	27.61%		to	26.85%
2012	975	$1.03	to	$0.99	$1,000	1.13%	0.85%	to	1.45%	12.13%		to	11.45%
Oppen Global VA, Serv
2016	2,967	$2.03	to	$1.15	$5,317	0.77%	0.55%	to	1.85%	(0.70%)		to	(1.98%)
2015	3,039	$2.05	to	$1.18	$5,555	1.07%	0.55%	to	1.85%	3.10%		to	1.77%
2014	3,516	$1.99	to	$1.16	$6,227	0.87%	0.55%	to	1.85%	1.50%		to	0.18%
2013	3,914	$1.96	to	$1.15	$6,913	1.18%	0.55%	to	1.85%	26.29%		to	14.22	%(8)
2012	4,464	$1.55	to	$1.08	$6,316	1.95%	0.55%	to	1.80%	20.28%		to	7.96	%(6)
Oppen Global Strategic Inc VA, Srv
2016	11,151	$1.61	to	$0.97	$16,910	4.67%	0.55%	to	1.85%	5.68%		to	4.31%
2015	13,716	$1.53	to	$0.93	$19,807	5.49%	0.55%	to	1.85%	(3.02%)		to	(4.28%)
2014	16,601	$1.57	to	$0.97	$24,846	3.98%	0.55%	to	1.85%	1.93%		to	0.61%
2013	23,226	$1.54	to	$0.96	$34,246	4.65%	0.55%	to	1.85%	(0.91%)		to	(4.41	%)(8)
2012	25,951	$1.56	to	$1.41	$38,831	5.60%	0.55%	to	1.45%	12.53%		to	11.51%
Oppen Main St Sm Cap VA, Serv
2016	1,597	$2.53	to	$1.41	$3,667	0.25%	0.55%	to	1.85%	17.03%		to	15.52%
2015	1,551	$2.16	to	$1.22	$3,061	0.62%	0.55%	to	1.85%	(6.61%)		to	(7.82%)
2014	1,419	$2.31	to	$1.33	$3,028	0.63%	0.55%	to	1.85%	11.04%		to	9.60%
2013	1,363	$2.08	to	$1.21	$2,627	0.69%	0.55%	to	1.85%	39.85%		to	21.80	%(8)
2012	1,483	$1.49	to	$1.03	$2,058	0.33%	0.55%	to	1.80%	17.03%		to	3.33	%(6)
PIMCO VIT All Asset, Advisor Cl
2016	4,684	$1.49	to	$0.94	$6,686	2.37%	0.55%	to	1.85%	12.29%		to	10.86%
2015	6,336	$1.33	to	$0.85	$8,092	2.98%	0.55%	to	1.85%	(9.69%)		to	(10.87%)
2014	8,381	$1.47	to	$0.96	$11,897	4.76%	0.55%	to	1.85%	(0.10%)		to	(1.38%)
2013	11,696	$1.47	to	$0.97	$16,646	4.19%	0.55%	to	1.85%	(0.44%)		to	(3.73	%)(8)
2012	15,560	$1.48	to	$1.07	$22,365	4.97%	0.55%	to	1.80%	14.18%		to	6.19	%(6)

340	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
PIMCO VIT Glb MA Man Alloc, Adv Cl
2016	69	$1.01	to	$0.93	$69	2.04%	0.55%	to	1.85%	3.35%		to	2.02%
2015	118	$0.98	to	$0.91	$115	1.77%	0.55%	to	1.85%	(0.81%)		to	(2.09%)
2014	108	$0.99	to	$0.93	$106	2.49%	0.55%	to	1.85%	4.00%		to	2.65%
2013	112	$0.95	to	$0.90	$106	2.94%	0.55%	to	1.85%	(8.41%)		to	(11.19	%)(8)
2012	105	$1.03	to	$1.03	$110	3.55%	0.55%	to	1.80%	2.91	%(6)	to	2.06	%(6)
PIMCO VIT Tot Return, Advisor Cl
2016	677	$1.02	to	$0.97	$709	1.97%	0.55%	to	1.85%	2.01%		to	0.70%
2015	439	$1.00	to	$0.96	$463	4.84%	0.55%	to	1.85%	(0.54%)		to	(1.83%)
2014	400	$1.00	to	$0.98	$436	2.50%	0.55%	to	1.85%	3.96%		to	2.61%
2013	262	$0.96	to	$0.95	$290	2.22%	0.55%	to	1.85%	(3.98	%)(8)	to	(4.83	%)(8)
Put VT Global Hlth Care, Cl IB
2016	622	$2.51	to	$2.63	$1,435	—	0.55%	to	1.20%	(11.84%)		to	(12.41%)
2015	771	$2.85	to	$3.01	$2,025	7.92%	0.55%	to	1.20%	7.20%		to	6.50%
2014	753	$2.66	to	$2.82	$1,856	9.16%	0.55%	to	1.20%	26.94%		to	26.12%
2013	817	$2.09	to	$2.24	$1,595	1.12%	0.55%	to	1.20%	40.89%		to	39.97%
2012	823	$1.49	to	$1.60	$1,145	1.30%	0.55%	to	1.20%	21.60%		to	20.81%
Put VT Intl Eq, Cl IB
2016	409	$1.39	to	$1.76	$616	3.53%	0.55%	to	1.20%	(2.99%)		to	(3.61%)
2015	560	$1.44	to	$1.83	$872	1.20%	0.55%	to	1.20%	(0.41%)		to	(1.06%)
2014	627	$1.44	to	$1.85	$982	0.93%	0.55%	to	1.20%	(7.29%)		to	(7.89%)
2013	676	$1.56	to	$2.01	$1,148	1.58%	0.55%	to	1.20%	27.37%		to	26.54%
2012	886	$1.22	to	$1.59	$1,185	2.24%	0.55%	to	1.20%	21.25%		to	20.46%
Put VT Multi-Cap Gro, Cl IA
2016	2,213	$2.32	to	$2.32	$5,146	0.98%	1.25%	to	1.25%	6.72%		to	6.72%
2015	2,479	$2.18	to	$2.18	$5,403	1.91%	1.25%	to	1.25%	(1.31%)		to	(1.31%)
2014	2,735	$2.21	to	$2.21	$6,040	0.52%	1.25%	to	1.25%	12.39%		to	12.39%
2013	3,119	$1.96	to	$1.96	$6,130	0.73%	1.25%	to	1.25%	35.05%		to	35.05%
2012	3,409	$1.45	to	$1.45	$4,961	0.50%	1.25%	to	1.25%	15.63%		to	15.63%
Put VT Multi-Cap Gro, Cl IB
2016	344	$2.02	to	$1.94	$683	0.69%	0.55%	to	1.20%	7.20%		to	6.51%
2015	403	$1.88	to	$1.82	$750	1.66%	0.55%	to	1.20%	(0.84%)		to	(1.48%)
2014	448	$1.90	to	$1.85	$841	0.31%	0.55%	to	1.20%	12.86%		to	12.13%
2013	481	$1.68	to	$1.65	$803	0.52%	0.55%	to	1.20%	35.69%		to	34.81%
2012	607	$1.24	to	$1.22	$748	0.24%	0.55%	to	1.20%	16.12%		to	15.37%
Royce Micro-Cap, Invest Cl
2016	118	$3.18	to	$3.08	$369	0.62%	0.75%	to	0.95%	18.82%		to	18.58%
2015	175	$2.68	to	$2.60	$461	—	0.75%	to	0.95%	(13.11%)		to	(13.29%)
2014	189	$3.08	to	$3.00	$571	—	0.75%	to	0.95%	(4.30%)		to	(4.49%)
2013	258	$3.22	to	$3.14	$816	0.53%	0.75%	to	0.95%	20.08%		to	19.84%
2012	325	$2.68	to	$2.62	$860	—	0.75%	to	0.95%	6.80%		to	6.58%
Third Ave Val
2016	311	$2.56	to	$2.48	$778	0.81%	0.75%	to	0.95%	11.39%		to	11.17%
2015	388	$2.30	to	$2.23	$875	3.34%	0.75%	to	0.95%	(9.57%)		to	(9.75%)
2014	471	$2.54	to	$2.47	$1,174	2.87%	0.75%	to	0.95%	3.60%		to	3.39%
2013	549	$2.45	to	$2.39	$1,322	3.31%	0.75%	to	0.95%	18.08%		to	17.84%
2012	619	$2.08	to	$2.03	$1,265	0.87%	0.75%	to	0.95%	26.38%		to	26.13%
VanEck VIP Global Gold, Cl S
2016	459	$0.80	to	$0.76	$360	0.38%	0.55%	to	1.85%	47.13%		to	45.23%
2015	368	$0.54	to	$0.52	$198	—	0.55%	to	1.85%	(24.57%)		to	(25.55%)
2014	178	$0.72	to	$0.70	$128	0.22%	0.55%	to	1.85%	(6.55%)		to	(7.76%)
2013	87	$0.77	to	$0.76	$68	—	0.55%	to	1.85%	(23.15	%)(8)	to	(23.82	%)(8)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	341

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Aggr, Cl 2
2016	32,439	$1.61	to	$1.16	$50,685	—	0.55%	to	1.85%	5.33%		to	3.97%
2015	35,217	$1.52	to	$1.12	$52,451	—	0.55%	to	1.85%	(1.30%)		to	(2.58%)
2014	34,995	$1.54	to	$1.15	$53,048	—	0.55%	to	1.85%	4.95%		to	3.59%
2013	37,291	$1.47	to	$1.11	$54,068	—	0.55%	to	1.85%	20.08%		to	10.45	%(8)
2012	31,562	$1.23	to	$1.02	$38,257	—	0.55%	to	1.80%	13.09%		to	2.00	%(6)
VP Aggr, Cl 4
2016	35,344	$1.61	to	$1.51	$55,434	—	0.55%	to	1.45%	5.39%		to	4.44%
2015	42,374	$1.53	to	$1.45	$63,267	—	0.55%	to	1.45%	(1.30%)		to	(2.19%)
2014	45,642	$1.55	to	$1.48	$69,334	—	0.55%	to	1.45%	4.94%		to	4.00%
2013	61,785	$1.47	to	$1.43	$89,785	—	0.55%	to	1.45%	20.05%		to	18.96%
2012	70,793	$1.23	to	$1.20	$86,031	—	0.55%	to	1.45%	13.06%		to	12.04%
VP AC Div Bond, Cl 2
2016	452	$1.14	to	$0.99	$504	1.49%	0.85%	to	1.85%	2.55%		to	1.51%
2015	441	$1.11	to	$0.97	$480	2.16%	0.85%	to	1.85%	(1.04%)		to	(2.03%)
2014	384	$1.12	to	$0.99	$426	1.15%	0.85%	to	1.85%	4.92%		to	3.87%
2013	215	$1.07	to	$0.96	$229	1.61%	0.85%	to	1.85%	(3.53%)		to	(4.68	%)(8)
2012	247	$1.11	to	$1.02	$273	2.13%	0.85%	to	1.80%	3.96%		to	1.58	%(6)
VP AQR Man Fut Strategy, Cl 2
2016	451	$1.02	to	$0.97	$452	5.64%	0.55%	to	1.85%	(9.58%)		to	(10.75%)
2015	369	$1.12	to	$1.08	$410	16.50%	0.55%	to	1.85%	(0.63%)		to	(1.93%)
2014	286	$1.13	to	$1.11	$322	1.46%	0.55%	to	1.85%	9.40%		to	7.99%
2013	167	$1.03	to	$1.02	$173	1.86%	0.55%	to	1.85%	1.48	%(8)	to	0.59	%(8)
VP BR Gl Infl Prot Sec, Cl 2
2016	577	$1.23	to	$0.99	$699	—	0.85%	to	1.85%	7.50%		to	6.43%
2015	461	$1.14	to	$0.93	$521	37.89%	0.85%	to	1.85%	(2.47%)		to	(3.45%)
2014	362	$1.17	to	$0.97	$420	—	0.85%	to	1.85%	7.50%		to	6.42%
2013	371	$1.09	to	$0.91	$402	—	0.85%	to	1.85%	(6.40%)		to	(9.08	%)(8)
2012	372	$1.16	to	$1.04	$431	4.65%	0.85%	to	1.80%	4.72%		to	3.27	%(6)
VP BR Gl Infl Prot Sec, Cl 3
2016	5,109	$1.52	to	$1.34	$7,365	—	0.55%	to	1.45%	7.90%		to	6.94%
2015	6,372	$1.41	to	$1.25	$8,552	37.00%	0.55%	to	1.45%	(2.03%)		to	(2.91%)
2014	7,141	$1.44	to	$1.29	$9,824	—	0.55%	to	1.45%	8.00%		to	7.03%
2013	8,945	$1.33	to	$1.21	$11,437	—	0.55%	to	1.45%	(5.99%)		to	(6.85%)
2012	13,378	$1.41	to	$1.30	$18,244	4.36%	0.55%	to	1.45%	5.03%		to	4.08%
VP CenterSquare Real Est, Cl 2
2016	548	$1.62	to	$1.03	$870	1.49%	0.85%	to	1.85%	3.88%		to	2.84%
2015	454	$1.56	to	$1.00	$699	6.51%	0.85%	to	1.85%	(2.05%)		to	(3.04%)
2014	407	$1.60	to	$1.03	$641	1.81%	0.85%	to	1.85%	12.85%		to	11.73%
2013	259	$1.41	to	$0.92	$363	6.60%	0.85%	to	1.85%	2.17%		to	(8.31	%)(8)
2012	170	$1.38	to	$1.14	$235	0.12%	0.85%	to	1.80%	29.11%		to	10.70	%(6)
VP Col Wanger Intl Eq, Cl 2
2016	606	$1.38	to	$0.99	$823	1.42%	0.85%	to	1.85%	(1.61%)		to	(2.59%)
2015	505	$1.40	to	$1.02	$699	1.41%	0.85%	to	1.85%	(2.47%)		to	(3.45%)
2014	427	$1.43	to	$1.06	$606	2.19%	0.85%	to	1.85%	(4.86%)		to	(5.82%)
2013	504	$1.51	to	$1.12	$753	2.56%	0.85%	to	1.85%	20.99%		to	10.16	%(8)
2012	344	$1.25	to	$1.06	$427	1.31%	0.85%	to	1.80%	20.45%		to	4.31	%(6)
VP Conserv, Cl 2
2016	34,600	$1.25	to	$1.01	$41,641	—	0.55%	to	1.85%	2.87%		to	1.54%
2015	30,670	$1.21	to	$1.00	$36,121	—	0.55%	to	1.85%	(0.71%)		to	(1.99%)
2014	32,887	$1.22	to	$1.02	$39,201	—	0.55%	to	1.85%	3.67%		to	2.33%
2013	41,212	$1.18	to	$0.99	$47,608	—	0.55%	to	1.85%	2.61%		to	(0.75	%)(8)
2012	56,493	$1.15	to	$1.02	$63,914	—	0.55%	to	1.80%	6.68%		to	1.86	%(6)

342	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Conserv, Cl 4
2016	46,587	$1.25	to	$1.17	$56,482	—	0.55%	to	1.45%	2.87%		to	1.95%
2015	45,333	$1.21	to	$1.15	$53,654	—	0.55%	to	1.45%	(0.70%)		to	(1.60%)
2014	50,401	$1.22	to	$1.17	$60,308	—	0.55%	to	1.45%	3.76%		to	2.82%
2013	69,977	$1.18	to	$1.14	$81,081	—	0.55%	to	1.45%	2.53%		to	1.60%
2012	111,431	$1.15	to	$1.12	$126,458	—	0.55%	to	1.45%	6.68%		to	5.72%
VP DFA Intl Val, Cl 2
2016	535	$1.16	to	$1.01	$615	2.58%	0.85%	to	1.85%	7.17%		to	6.10%
2015	442	$1.08	to	$0.95	$475	1.98%	0.85%	to	1.85%	(8.34%)		to	(9.26%)
2014	307	$1.18	to	$1.05	$362	2.10%	0.85%	to	1.85%	(8.48%)		to	(9.40%)
2013	204	$1.29	to	$1.15	$263	1.99%	0.85%	to	1.85%	18.79%		to	13.28	%(8)
2012	139	$1.09	to	$1.06	$152	2.07%	0.85%	to	1.80%	15.64%		to	6.88	%(6)
VP EV Floating Rate Inc, Cl 2
2016	1,301	$1.23	to	$1.04	$1,583	9.29%	0.85%	to	1.85%	9.36%		to	8.26%
2015	1,096	$1.13	to	$0.96	$1,224	16.66%	0.85%	to	1.85%	(2.41%)		to	(3.40%)
2014	790	$1.16	to	$0.99	$907	3.89%	0.85%	to	1.85%	(0.28%)		to	(1.27%)
2013	762	$1.16	to	$1.01	$882	3.81%	0.85%	to	1.85%	3.05%		to	0.40	%(8)
2012	551	$1.12	to	$1.03	$625	4.68%	0.85%	to	1.80%	6.33%		to	2.21	%(6)
VP Ptnrs Core Bond, Cl 2
2016	486	$1.12	to	$0.98	$537	1.88%	0.85%	to	1.85%	1.37%		to	0.36%
2015	334	$1.11	to	$0.97	$364	1.71%	0.85%	to	1.85%	(0.31%)		to	(1.30%)
2014	253	$1.11	to	$0.99	$279	1.83%	0.85%	to	1.85%	4.22%		to	3.17%
2013	138	$1.07	to	$0.96	$147	2.32%	0.85%	to	1.85%	(3.31%)		to	(4.47	%)(8)
2012	246	$1.10	to	$1.02	$270	2.38%	0.85%	to	1.80%	3.59%		to	1.45	%(6)
VP Jennison Mid Cap Gro, Cl 2
2016	311	$1.87	to	$1.20	$567	—	0.85%	to	1.85%	2.55%		to	1.53%
2015	312	$1.82	to	$1.18	$558	—	0.85%	to	1.85%	(3.82%)		to	(4.78%)
2014	195	$1.90	to	$1.24	$361	—	0.85%	to	1.85%	8.14%		to	7.06%
2013	168	$1.75	to	$1.16	$290	—	0.85%	to	1.85%	26.61%		to	15.74	%(8)
2012	135	$1.38	to	$1.01	$184	—	0.85%	to	1.80%	15.14%		to	(0.23	%)(6)
VP Lazard Intl Eq Adv, Cl 2
2016	391	$1.04	to	$0.99	$399	2.02%	0.55%	to	1.85%	3.31%		to	1.96%
2015	130	$1.00	to	$0.97	$130	2.87%	0.55%	to	1.85%	(4.23%)		to	(5.48%)
2014	78	$1.05	to	$1.02	$83	2.57%	0.55%	to	1.85%	(0.74%)		to	(2.03%)
2013	32	$1.05	to	$1.04	$35	0.84%	0.55%	to	1.85%	5.50	%(9)	to	4.57	%(9)
VP Loomis Sayles Gro, Cl 1
2016	7,370	$1.06	to	$1.05	$7,794	—	0.55%	to	1.45%	5.14	%(13)	to	4.51	%(13)
VP Loomis Sayles Gro, Cl 2
2016	137	$2.20	to	$1.45	$296	—	0.85%	to	1.85%	4.68%		to	3.64%
2015	76	$2.10	to	$1.40	$158	—	0.85%	to	1.85%	9.37%		to	8.27%
2014	70	$1.92	to	$1.29	$133	—	0.85%	to	1.85%	11.41%		to	10.29%
2013	57	$1.72	to	$1.17	$98	—	0.85%	to	1.85%	28.30%		to	17.05	%(8)
2012	45	$1.34	to	$0.97	$60	—	0.85%	to	1.80%	12.86%		to	(2.65	%)(6)
VP MFS Blended Res Core Eq, Cl 2
2016	165	$1.86	to	$1.30	$299	—	0.85%	to	1.85%	8.63%		to	7.54%
2015	170	$1.71	to	$1.21	$284	—	0.85%	to	1.85%	(0.52%)		to	(1.52%)
2014	142	$1.72	to	$1.23	$239	—	0.85%	to	1.85%	10.63%		to	9.52%
2013	127	$1.55	to	$1.12	$194	—	0.85%	to	1.85%	27.18%		to	11.86	%(8)
2012	122	$1.22	to	$0.99	$149	—	0.85%	to	1.80%	9.66%		to	(0.92	%)(6)
VP MFS Blended Res Core Eq, Cl 3
2016	1,411	$1.62	to	$1.52	$2,238	—	0.55%	to	1.45%	9.09%		to	8.11%
2015	1,758	$1.49	to	$1.41	$2,564	—	0.55%	to	1.45%	(0.09%)		to	(0.99%)
2014	2,188	$1.49	to	$1.42	$3,206	—	0.55%	to	1.45%	11.14%		to	10.14%
2013	2,773	$1.34	to	$1.29	$3,669	—	0.55%	to	1.45%	27.69%		to	26.54%
2012	3,336	$1.05	to	$1.02	$3,468	—	0.55%	to	1.45%	10.08%		to	9.08%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	343

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP MFS Val, Cl 2
2016	981	$2.14	to	$1.38	$2,055	—	0.85%	to	1.85%	12.77%		to	11.64%
2015	736	$1.89	to	$1.23	$1,370	—	0.85%	to	1.85%	(1.81%)		to	(2.79%)
2014	561	$1.93	to	$1.27	$1,064	—	0.85%	to	1.85%	9.17%		to	8.07%
2013	191	$1.77	to	$1.17	$331	—	0.85%	to	1.85%	34.34%		to	16.63	%(8)
2012	117	$1.31	to	$1.03	$153	—	0.85%	to	1.80%	14.97%		to	2.35	%(6)
VP Mod, Cl 2
2016	308,714	$1.44	to	$1.08	$429,559	—	0.55%	to	1.85%	4.06%		to	2.72%
2015	318,583	$1.38	to	$1.05	$428,004	—	0.55%	to	1.85%	(1.10%)		to	(2.39%)
2014	322,932	$1.40	to	$1.08	$440,902	—	0.55%	to	1.85%	4.49%		to	3.13%
2013	317,346	$1.34	to	$1.05	$416,742	—	0.55%	to	1.85%	10.75%		to	4.35	%(8)
2012	306,959	$1.21	to	$1.03	$365,766	—	0.55%	to	1.80%	10.26%		to	2.31	%(6)
VP Mod, Cl 4
2016	463,580	$1.44	to	$1.35	$649,225	—	0.55%	to	1.45%	4.06%		to	3.12%
2015	526,898	$1.38	to	$1.31	$711,957	—	0.55%	to	1.45%	(1.10%)		to	(1.99%)
2014	575,830	$1.40	to	$1.34	$789,901	—	0.55%	to	1.45%	4.48%		to	3.54%
2013	612,890	$1.34	to	$1.29	$807,838	—	0.55%	to	1.45%	10.82%		to	9.82%
2012	652,210	$1.21	to	$1.18	$778,788	—	0.55%	to	1.45%	10.25%		to	9.25%
VP Mod Aggr, Cl 2
2016	142,285	$1.52	to	$1.12	$210,345	—	0.55%	to	1.85%	4.69%		to	3.34%
2015	151,586	$1.45	to	$1.08	$214,955	—	0.55%	to	1.85%	(1.27%)		to	(2.55%)
2014	149,301	$1.47	to	$1.11	$215,582	—	0.55%	to	1.85%	4.57%		to	3.22%
2013	155,923	$1.41	to	$1.08	$216,294	—	0.55%	to	1.85%	15.44%		to	7.43	%(8)
2012	145,875	$1.22	to	$1.02	$176,036	—	0.55%	to	1.80%	11.62%		to	2.02	%(6)
VP Mod Aggr, Cl 4
2016	147,587	$1.52	to	$1.43	$219,223	—	0.55%	to	1.45%	4.68%		to	3.75%
2015	175,613	$1.46	to	$1.38	$250,250	—	0.55%	to	1.45%	(1.34%)		to	(2.22%)
2014	197,395	$1.48	to	$1.41	$286,116	—	0.55%	to	1.45%	4.64%		to	3.69%
2013	277,715	$1.41	to	$1.36	$386,167	—	0.55%	to	1.45%	15.41%		to	14.37%
2012	310,574	$1.22	to	$1.19	$375,621	—	0.55%	to	1.45%	11.60%		to	10.59%
VP Mod Conserv, Cl 2
2016	68,910	$1.34	to	$1.05	$89,341	—	0.55%	to	1.85%	3.40%		to	2.06%
2015	75,500	$1.29	to	$1.03	$94,822	—	0.55%	to	1.85%	(0.77%)		to	(2.06%)
2014	81,668	$1.30	to	$1.05	$103,884	—	0.55%	to	1.85%	4.20%		to	2.85%
2013	93,174	$1.25	to	$1.02	$114,338	—	0.55%	to	1.85%	6.54%		to	1.70	%(8)
2012	100,587	$1.18	to	$1.02	$116,533	—	0.55%	to	1.80%	8.15%		to	1.88	%(6)
VP Mod Conserv, Cl 4
2016	96,287	$1.34	to	$1.26	$125,662	—	0.55%	to	1.45%	3.47%		to	2.54%
2015	113,383	$1.30	to	$1.23	$143,667	—	0.55%	to	1.45%	(0.84%)		to	(1.74%)
2014	129,152	$1.31	to	$1.25	$165,714	—	0.55%	to	1.45%	4.19%		to	3.25%
2013	156,063	$1.26	to	$1.21	$192,967	—	0.55%	to	1.45%	6.52%		to	5.56%
2012	196,022	$1.18	to	$1.15	$228,479	—	0.55%	to	1.45%	8.23%		to	7.25%
VP MS Adv, Cl 2
2016	144	$1.97	to	$1.30	$282	—	0.85%	to	1.85%	2.20%		to	1.18%
2015	129	$1.93	to	$1.29	$246	—	0.85%	to	1.85%	5.52%		to	4.46%
2014	120	$1.83	to	$1.23	$219	—	0.85%	to	1.85%	6.14%		to	5.08%
2013	113	$1.72	to	$1.17	$194	—	0.85%	to	1.85%	29.84%		to	18.98	%(8)
2012	118	$1.33	to	$0.95	$156	—	0.85%	to	1.80%	10.81%		to	(4.89	%)(6)
VP Multi-Mgr Div Inc, Cl 2
2016	51	$1.05	to	$1.02	$54	2.62%	0.55%	to	1.85%	7.93%		to	6.53%
2015	54	$0.98	to	$0.96	$53	3.71%	0.55%	to	1.85%	(1.45%)		to	(2.73%)
2014	5	$0.99	to	$0.98	$7	1.19%	0.55%	to	1.85%	(0.94	%)(11)	to	(1.59	%)(11)

344	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Multi-Mgr Int Rate Adapt, Cl 2
2016	92	$1.02	to	$0.99	$95	2.85%	0.55%	to	1.85%	5.30%		to	3.95%
2015	68	$0.97	to	$0.95	$67	3.57%	0.55%	to	1.85%	(2.02%)		to	(3.29%)
2014	10	$0.99	to	$0.99	$11	1.79%	0.55%	to	1.85%	(0.83	%)(11)	to	(1.48	%)(11)
VP LA Capital Lg Cap Gro, Cl 2
2016	103	$2.05	to	$1.31	$204	—	0.85%	to	1.85%	(3.41%)		to	(4.38%)
2015	57	$2.12	to	$1.37	$117	—	0.85%	to	1.85%	4.96%		to	3.91%
2014	38	$2.02	to	$1.32	$74	—	0.85%	to	1.85%	9.23%		to	8.13%
2013	47	$1.85	to	$1.22	$85	—	0.85%	to	1.85%	35.06%		to	22.61	%(8)
2012	39	$1.37	to	$0.95	$51	—	0.85%	to	1.80%	12.33%		to	(3.59	%)(6)
VP Oppen Intl Gro, Cl 2
2016	1,324	$1.32	to	$1.00	$1,728	1.17%	0.85%	to	1.85%	(4.47%)		to	(5.43%)
2015	1,096	$1.38	to	$1.06	$1,502	1.23%	0.85%	to	1.85%	(3.36%)		to	(4.32%)
2014	452	$1.43	to	$1.11	$642	1.53%	0.85%	to	1.85%	(0.93%)		to	(1.91%)
2013	204	$1.44	to	$1.13	$294	1.33%	0.85%	to	1.85%	17.89%		to	12.26	%(8)
2012	170	$1.22	to	$1.05	$208	1.14%	0.85%	to	1.80%	14.38%		to	3.85	%(6)
VP Ptnrs Sm Cap Gro, Cl 2
2016	231	$1.90	to	$1.17	$429	—	0.85%	to	1.85%	5.49%		to	4.43%
2015	131	$1.80	to	$1.12	$231	—	0.85%	to	1.85%	(6.12%)		to	(7.06%)
2014	88	$1.92	to	$1.21	$165	—	0.85%	to	1.85%	(1.34%)		to	(2.32%)
2013	92	$1.94	to	$1.24	$175	—	0.85%	to	1.85%	38.71%		to	24.08	%(8)
2012	78	$1.40	to	$0.97	$109	—	0.85%	to	1.80%	10.02%		to	(4.30	%)(6)
VP Ptnrs Sm Cap Val, Cl 2
2016	206	$1.97	to	$1.30	$404	—	0.85%	to	1.85%	24.30%		to	23.06%
2015	120	$1.59	to	$1.06	$190	—	0.85%	to	1.85%	(10.21%)		to	(11.11%)
2014	103	$1.77	to	$1.19	$181	—	0.85%	to	1.85%	1.08%		to	0.06%
2013	123	$1.75	to	$1.19	$214	—	0.85%	to	1.85%	33.53%		to	19.59	%(8)
2012	137	$1.31	to	$1.03	$179	—	0.85%	to	1.80%	12.37%		to	3.51	%(6)
VP Ptnrs Sm Cap Val, Cl 3
2016	1,920	$2.35	to	$1.88	$5,677	—	0.55%	to	1.45%	24.85%		to	23.73%
2015	2,377	$1.88	to	$1.52	$5,705	—	0.55%	to	1.45%	(9.85%)		to	(10.66%)
2014	2,893	$2.09	to	$1.70	$7,653	—	0.55%	to	1.45%	1.50%		to	0.59%
2013	3,557	$2.06	to	$1.69	$9,256	—	0.55%	to	1.45%	34.07%		to	32.86%
2012	4,411	$1.54	to	$1.27	$8,577	—	0.55%	to	1.45%	12.89%		to	11.87%
VP Pyramis Intl Eq, Cl 2
2016	300	$1.27	to	$0.95	$376	2.13%	0.85%	to	1.85%	(4.25%)		to	(5.21%)
2015	288	$1.32	to	$1.00	$378	1.18%	0.85%	to	1.85%	(1.44%)		to	(2.43%)
2014	202	$1.34	to	$1.03	$269	1.43%	0.85%	to	1.85%	(7.80%)		to	(8.71%)
2013	66	$1.45	to	$1.13	$97	1.77%	0.85%	to	1.85%	20.24%		to	10.56	%(8)
2012	34	$1.21	to	$1.09	$42	2.08%	0.85%	to	1.80%	19.58%		to	7.83	%(6)
VP T. Rowe Price Lg Cap Val, Cl 2
2016	310	$1.92	to	$1.24	$588	—	0.85%	to	1.85%	13.11%		to	11.98%
2015	222	$1.70	to	$1.10	$372	—	0.85%	to	1.85%	(9.21%)		to	(10.12%)
2014	345	$1.87	to	$1.23	$641	—	0.85%	to	1.85%	8.62%		to	7.53%
2013	220	$1.72	to	$1.14	$376	—	0.85%	to	1.85%	26.63%		to	13.19	%(8)
2012	183	$1.36	to	$1.04	$248	—	0.85%	to	1.80%	12.82%		to	4.50	%(6)
VP TCW Core Plus Bond, Cl 2
2016	297	$1.07	to	$0.97	$312	0.91%	0.85%	to	1.85%	1.31%		to	0.30%
2015	311	$1.05	to	$0.97	$326	0.61%	0.85%	to	1.85%	(0.90%)		to	(1.90%)
2014	140	$1.06	to	$0.99	$149	0.38%	0.85%	to	1.85%	3.93%		to	2.89%
2013	122	$1.02	to	$0.96	$125	0.52%	0.85%	to	1.85%	(3.17%)		to	(3.74	%)(8)
2012	95	$1.06	to	$1.00	$101	1.65%	0.85%	to	1.80%	1.19%		to	(0.39	%)(6)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	345

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Vty Sycamore Estb Val, Cl 2
2016	330	$2.34	to	$1.51	$756	—	0.85%	to	1.85%	19.50%		to	18.31%
2015	204	$1.96	to	$1.28	$391	—	0.85%	to	1.85%	(0.84%)		to	(1.84%)
2014	157	$1.97	to	$1.30	$303	—	0.85%	to	1.85%	10.96%		to	9.85%
2013	209	$1.78	to	$1.18	$366	—	0.85%	to	1.85%	34.51%		to	18.96	%(8)
2012	195	$1.32	to	$1.04	$255	—	0.85%	to	1.80%	15.87%		to	3.29	%(6)
VP Vty Sycamore Estb Val, Cl 3
2016	406	$2.56	to	$2.18	$974	—	0.55%	to	1.45%	19.97%		to	18.90%
2015	370	$2.13	to	$1.83	$739	—	0.55%	to	1.45%	(0.39%)		to	(1.29%)
2014	367	$2.14	to	$1.86	$740	—	0.55%	to	1.45%	11.41%		to	10.41%
2013	379	$1.92	to	$1.68	$687	—	0.55%	to	1.45%	35.12%		to	33.91%
2012	356	$1.42	to	$1.26	$475	—	0.55%	to	1.45%	16.37%		to	15.32%
VP WF Short Duration Govt, Cl 2
2016	2,991	$1.00	to	$0.94	$2,966	0.66%	0.55%	to	1.85%	0.23%		to	(1.08%)
2015	1,960	$1.00	to	$0.95	$1,952	0.81%	0.55%	to	1.85%	(0.47%)		to	(1.77%)
2014	1,052	$1.00	to	$0.97	$1,058	0.12%	0.55%	to	1.85%	(0.08	%)(11)	to	(1.15%)
2013	255	$1.01	to	$0.98	$256	0.73%	0.85%	to	1.85%	(1.33%)		to	(1.83	%)(8)
2012	227	$1.03	to	$1.00	$232	0.96%	0.85%	to	1.80%	0.90%		to	(0.34	%)(6)
Wanger Intl
2016	4,693	$2.40	to	$1.51	$9,710	1.12%	0.55%	to	1.45%	(1.95%)		to	(2.83%)
2015	5,689	$2.45	to	$1.55	$12,162	1.42%	0.55%	to	1.45%	(0.45%)		to	(1.35%)
2014	6,700	$2.46	to	$1.57	$14,313	1.42%	0.55%	to	1.45%	(4.93%)		to	(5.78%)
2013	7,611	$2.59	to	$1.67	$17,198	2.60%	0.55%	to	1.45%	21.70%		to	20.60%
2012	8,915	$2.13	to	$1.38	$16,768	1.17%	0.55%	to	1.45%	20.89%		to	19.80%
Wanger USA
2016	5,526	$2.39	to	$1.98	$16,318	—	0.55%	to	1.45%	13.07%		to	12.05%
2015	6,849	$2.12	to	$1.77	$17,962	0.00%	0.55%	to	1.45%	(1.15%)		to	(2.04%)
2014	7,890	$2.14	to	$1.80	$21,191	—	0.55%	to	1.45%	4.21%		to	3.27%
2013	9,199	$2.05	to	$1.75	$23,958	0.14%	0.55%	to	1.45%	33.02%		to	31.82%
2012	10,946	$1.54	to	$1.32	$21,704	0.30%	0.55%	to	1.45%	19.36%		to	18.28%
WF VT Index Asset Alloc, Cl 2
2016	900	$2.19	to	$2.35	$1,979	0.90%	0.75%	to	1.20%	6.87%		to	6.39%
2015	1,081	$2.05	to	$2.21	$2,222	1.03%	0.75%	to	1.20%	0.49%		to	0.04%
2014	1,157	$2.04	to	$2.20	$2,369	1.52%	0.75%	to	1.20%	17.18%		to	16.65%
2013	1,347	$1.74	to	$1.89	$2,357	1.61%	0.75%	to	1.20%	18.74%		to	18.20%
2012	1,680	$1.47	to	$1.60	$2,481	1.43%	0.75%	to	1.20%	12.19%		to	11.68%
WF VT Intl Eq, Cl 2
2016	1,557	$1.49	to	$1.07	$2,051	2.84%	0.55%	to	1.45%	2.73%		to	1.81%
2015	1,899	$1.45	to	$1.05	$2,450	3.96%	0.55%	to	1.45%	1.24%		to	0.33%
2014	1,951	$1.43	to	$1.04	$2,512	2.67%	0.55%	to	1.45%	(5.87%)		to	(6.72%)
2013	2,150	$1.52	to	$1.12	$2,938	2.12%	0.55%	to	1.45%	18.87%		to	17.80%
2012	2,506	$1.28	to	$0.95	$2,889	1.30%	0.55%	to	1.45%	12.86%		to	11.84%
WF VT Opp, Cl 2
2016	1,178	$2.35	to	$1.32	$2,881	2.05%	0.55%	to	1.85%	11.61%		to	10.17%
2015	1,495	$2.10	to	$1.20	$3,285	0.13%	0.55%	to	1.85%	(3.61%)		to	(4.87%)
2014	1,751	$2.18	to	$1.26	$3,992	0.06%	0.55%	to	1.85%	9.82%		to	8.40%
2013	2,087	$1.99	to	$1.16	$4,348	0.20%	0.55%	to	1.85%	29.96%		to	16.76	%(8)
2012	2,419	$1.53	to	$1.01	$3,917	0.09%	0.55%	to	1.80%	14.88%		to	1.27	%(6)
WF VT Sm Cap Gro, Cl 2
2016	1,326	$2.49	to	$1.31	$3,027	—	0.55%	to	1.85%	7.16%		to	5.78%
2015	1,507	$2.32	to	$1.24	$3,228	—	0.55%	to	1.85%	(3.41%)		to	(4.66%)
2014	1,715	$2.40	to	$1.30	$3,808	—	0.55%	to	1.85%	(2.42%)		to	(3.68%)
2013	1,988	$2.46	to	$1.35	$4,545	—	0.55%	to	1.85%	49.41%		to	35.94	%(8)
2012	2,493	$1.65	to	$0.93	$3,861	—	0.55%	to	1.80%	7.28%		to	(6.99	%)(6)

346	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
WA Var Global Hi Yd Bond, Cl II
2016	284	$1.07	to	$1.02	$300	5.73%	0.55%	to	1.85%	14.72%		to	13.25%
2015	272	$0.93	to	$0.90	$252	5.37%	0.55%	to	1.85%	(6.59%)		to	(7.80%)
2014	282	$1.00	to	$0.97	$281	10.65%	0.55%	to	1.85%	(2.04%)		to	(3.31%)
2013	51	$1.02	to	$1.01	$53	15.79%	0.55%	to	1.85%	1.04	%(8)	to	0.16	%(8)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 27, 2012.
(6)	New subaccount operations commenced on April 30, 2012.
(7)	New subaccount operations commenced on April 26, 2013.
(8)	New subaccount operations commenced on April 29, 2013.
(9)	New subaccount operations commenced on April 30, 2013.
(10)	New subaccount operations commenced on Nov. 18, 2013.
(11)	New subaccount operations commenced on June 30, 2014.
(12)	New subaccount operations commenced on March 27, 2015.
(13)	New subaccount operations commenced on April 29, 2016.
(14)	New subaccount operations commenced on Nov. 14, 2016.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	347

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income, shareholder’s equity and cash flows present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York as of December 31, 2016 and December 31, 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States) and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 20, 2017

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2016	2015(1)
Assets
Investments:
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2016, $1,723,511; 2015, $1,720,349)	$1,814,710	$1,784,405
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2016 and 2015, $2,038)	131,733	135,452
Policy loans	47,423	46,740
Other investments	380	359
Total investments	1,994,246	1,966,956
Cash and cash equivalents	52,710	43,812
Reinsurance recoverables	140,513	126,671
Other receivables	11,848	10,391
Accrued investment income	18,003	18,687
Deferred acquisition costs	161,813	160,845
Other assets	153,261	161,625
Separate account assets	4,397,443	4,367,522
Total assets	$6,929,837	$6,856,509

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,962,921	$1,930,666
Other liabilities	152,578	140,611
Separate account liabilities	4,397,443	4,367,522
Total liabilities	6,512,942	6,438,799
Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,926	106,915
Retained earnings	273,890	279,918
Accumulated other comprehensive income, net of tax	34,079	28,877
Total shareholder’s equity	416,895	417,710
Total liabilities and shareholder’s equity	$6,929,837	$6,856,509

(1)	Certain prior period amounts have been restated. See Note 1 for more information.

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years ended December 31,	2016	2015	2014
Revenues
Premiums	$21,911	$23,091	$24,484
Net investment income	83,832	85,903	87,260
Policy and contract charges	117,085	110,716	106,271
Other revenues	23,081	23,475	21,257
Net realized investment gains (losses)	1,175	(482)	2,024
Total revenues	247,084	242,703	241,296

Benefits and expenses
Benefits, claims, losses and settlement expenses	91,572	74,107	64,479
Interest credited to fixed accounts	47,349	48,138	50,510
Amortization of deferred acquisition costs	15,710	15,096	13,159
Other insurance and operating expenses	38,069	41,535	45,498
Total benefits and expenses	192,700	178,876	173,646
Pretax income	54,384	63,827	67,650
Income tax provision	10,412	14,264	15,441
Net income	$43,972	$49,563	$52,209

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(47)	$(776)	$(358)
Portion of loss recognized in other comprehensive income (before taxes)	27	375	14
Net impairment losses recognized in net realized investment gains (losses)	$(20)	$(401)	$(344)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years ended December 31,	2016	2015	2014

Net income	$43,972	$49,563	$52,209
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	5,202	(26,677)	12,175
Total comprehensive income	$49,174	$22,886	$64,384

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2014(1)	$2,000	$106,851	$227,146	$43,379	$379,376
Comprehensive income:
Net income	—	—	52,209	—	52,209
Other comprehensive income, net of tax	—	—	—	12,175	12,175

Total comprehensive income					64,384
Tax adjustment on share-based incentive compensation plan	—	55	—	—	55
Cash dividends to RiverSource Life Insurance Company	—	—	(24,000)	—	(24,000)

Balances at December 31, 2014(1)	2,000	106,906	255,355	55,554	419,815
Comprehensive income:
Net income	—	—	49,563	—	49,563
Other comprehensive loss, net of tax	—	—	—	(26,677)	(26,677)

Total comprehensive income					22,886
Tax adjustment on share-based incentive compensation plan	—	9	—	—	9
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)

Balances at December 31, 2015(1)	2,000	106,915	279,918	28,877	417,710
Comprehensive income:
Net income	—	—	43,972	—	43,972
Other comprehensive income, net of tax	—	—	—	5,202	5,202

Total comprehensive income					49,174
Tax adjustment on share-based incentive compensation plan	—	11	—	—	11
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)
Balances at December 31, 2016	$2,000	$106,926	$273,890	$34,079	$416,895

(1)	Prior period retained earnings have been restated. See Note 1 for more information.

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years ended December 31,	2016	2015	2014
Cash Flows from Operating Activities
Net income	$43,972	$49,563	$52,209
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	3,982	3,499	4,273
Deferred income tax expense (benefit)	(4,851)	(3,557)	13,346
Contractholder and policyholder charges, non-cash	(22,842)	(21,737)	(20,780)
(Gain) loss from equity method investments	(16)	9	(9)
Net realized investment (gains) losses	(1,195)	81	(2,368)
Other-than-temporary impairments recognized in net realized investment gains	20	401	344
Changes in operating assets and liabilities:
Deferred acquisition costs	(2,793)	(3,965)	(5,398)
Policyholder account balances, future policy benefits and claims, net	18,532	41,444	77,397
Derivatives, net of collateral	5,391	37,312	(40,530)
Reinsurance recoverables	(13,988)	(8,323)	(8,177)
Other receivables	(1,410)	(1,872)	(586)
Accrued investment income	684	461	604
Other, net	23,055	23,260	(18,476)
Net cash provided by operating activities	48,541	116,576	51,849

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	30,915	11,350	16,620
Maturities, sinking fund payments and calls	171,173	192,721	208,977
Purchases	(208,835)	(219,602)	(280,820)
Proceeds from maturities and repayments of commercial mortgage loans	21,962	17,439	22,231
Funding of commercial mortgage loans	(18,244)	(8,277)	(16,893)
Net proceeds from sales of other investments	—	7	—
Purchase of other investments	(5)	—	—
Purchase of land, buildings, equipment and software	—	(22)	(73)
Change in policy loans, net	(683)	(1,628)	(4,013)
Cash received for written options with deferred premiums	7,399	—	—
Net cash provided by (used in) investing activities	3,682	(8,012)	(53,971)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	140,526	147,391	150,722
Net transfers to separate accounts	(2,542)	(22,966)	(28,652)
Surrenders and other benefits	(118,428)	(172,766)	(110,714)
Proceeds from line of credit with Ameriprise Financial, Inc.	1,000	6,300	—
Payments on line of credit with Ameriprise Financial, Inc.	(1,000)	(6,300)	—
Tax adjustment on share-based incentive compensation plan	11	9	55
Cash paid for purchased options with deferred premiums	(12,892)	(15,563)	(13,301)
Cash dividends to RiverSource Life Insurance Company	(50,000)	(25,000)	(24,000)
Net cash used in financing activities	(43,325)	(88,895)	(25,890)
Net increase (decrease) in cash and cash equivalents	8,898	19,669	(28,012)
Cash and cash equivalents at beginning of period	43,812	24,143	52,155
Cash and cash equivalents at end of period	$52,710	$43,812	$24,143

Supplemental Disclosures:
Income taxes paid (received), net	$(5,057)	$(2,011)	$25,500
Interest paid on borrowings	—	1	—

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

In 2016, the Company corrected the accrual of commission expense for periods prior to 2013 for certain insurance and annuity products. The balance sheet as of December 31, 2015 has been revised to reflect the immaterial impact of the correction which increased deferred acquisition costs (“DAC”) by $245 thousand, other assets by $772 thousand, other liabilities by $2.5 million, and decreased retained earnings by $1.4 million. The impact to prior period financial statements was not material.

In 2016, the Company recorded a $1.2 million increase to long term care (“LTC”) reserves for an out-of-period correction related to its claim utilization assumption. The impact to prior period financial statements was not material.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as described in Note 14.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions were identified.

The Company’s principal products are variable deferred annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”), and variable universal life (“VUL”) insurance which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders and contractholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized

RiverSource Life Insurance Co. of New York

cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Commercial Mortgage Loans, net

Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans, less the related allowance for loan losses.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Financing Receivables

Commercial Mortgage Loans

Commercial mortgage loans are stated at amortized cost, net of allowances for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

RiverSource Life Insurance Co. of New York

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate; (ii) the fair value of collateral; or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, LTC and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. UL and VUL reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

RiverSource Life Insurance Co. of New York

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 12 for information regarding the Company’s fair value measurement of derivative instruments and Note 15 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of estimated gross profits (“EGPs”) over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

RiverSource Life Insurance Co. of New York

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. LTC DAC was impaired in prior years as a result of loss recognition. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the benefit of variable annuity contractholders and variable life insurance policyholders, who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

The establishment of reserves is an estimation process using a variety of methods, assumptions and data elements. If actual experience is better than or equal to the results of the estimation process, then reserves should be adequate to provide for future benefits and expenses. If actual experience is worse than the results of the estimation process, additional reserves may be required.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverable within receivables.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities and IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and

RiverSource Life Insurance Co. of New York

recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions. See Note 10 for information regarding the variable annuity guarantees.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets and the estimate of the Company’s current nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. See Note 12 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC insurance policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

RiverSource Life Insurance Co. of New York

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 9 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using estimated gross profits, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 18 for additional information on the Company’s valuation allowance determination.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Mortality and expense risk fees are generated directly and indirectly based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for universal life insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

RiverSource Life Insurance Co. of New York

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Fair Value Measurement — Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to fair value measurement. The update applies to investments that are measured at net asset value (“NAV”). The standard eliminates the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share as a practical expedient. In addition, the update limits disclosures about the nature and risks of the investments to investments for which the entity elected to measure the fair value using the practical expedient rather than all investments that are eligible for the NAV practical expedient. The standard is effective for interim and annual periods beginning after December 15, 2015. The Company adopted the standard on January 1, 2016 on a retrospective basis to all periods presented. There was no impact of the standard to the Company’s financial condition or results of operations.

Future Adoption of New Accounting Standards

Income Taxes — Intra-Entity Transfers of Assets Other Than Inventory

In October 2016, the FASB updated the accounting standards related to the recognition of income tax impacts on intra-entity transfers. The update requires entities to recognize the income tax consequences of intra-entity transfers, other than inventory, upon the transfer of the asset. The update requires the selling entity to recognize a current tax expense or benefit and the purchasing entity to recognize a deferred tax asset or liability when the transfer occurs. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments

In August 2016, the FASB updated the accounting standards related to classification of certain cash receipts and cash payments on the statement of cash flows. The update includes amendments to address diversity in practice for the classification of eight specific cash flow activities. The specific amendments the Company is evaluating include the classification of debt prepayment and extinguishment costs, contingent consideration payments, proceeds from insurance settlements and corporate owned life insurance settlements, distributions from equity method investees and the application of the predominance principle to separately identifiable cash flows. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted and all amendments must be adopted during the same period. The Company will early adopt the standard for the annual period ending December 31, 2017 on a retrospective basis. The adoption of the standard will not have a material impact on the Company’s cash flows.

Financial Instruments — Measurement of Credit Losses

In June 2016, the FASB updated the accounting standards related to accounting for credit losses on certain types of financial instruments. The update replaces the current incurred loss model for estimating credit losses with a new model that requires an entity to estimate the credit losses expected over the life of the asset. Generally, the initial estimate of the expected credit losses and subsequent changes in the estimate will be reported in current period earnings and recorded through an allowance for credit losses on the balance sheet. The current credit loss model for Available-for-Sale debt securities does not change; however, the credit loss calculation and subsequent recoveries are required to be recorded through an allowance. The standard is effective for interim and annual periods beginning after December 15, 2019. Early adoption will be permitted for interim and annual periods beginning after December 15, 2018. A modified retrospective cumulative adjustment to retained earnings should be recorded as of the first reporting period in which the guidance is effective for loans, receivables, and other financial instruments subject to the new expected credit loss model. Prospective adoption is required for establishing an allowance related to Available-for-Sale debt securities, certain beneficial interests, and financial assets purchased with a more-than-insignificant amount of credit deterioration since origination. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard will require most lease transactions for lessees to be recorded on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted. The update should be applied at the beginning of the earliest period presented using a modified retrospective approach. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity

RiverSource Life Insurance Co. of New York

method of accounting, at fair value with changes in fair value reflected in net income each reporting period. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of financial instruments. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted for certain provisions. Generally, the update should be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity at the beginning of the period of adoption. The update is not expected to have a material impact on the financial condition and results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract and requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenues and cash flows arising from contracts with customers. Subsequent related updates provide clarification on certain revenue recognition guidance in the new standard. The standard is effective for interim and annual periods beginning after December 15, 2017 and early adoption is permitted for interim and annual periods beginning after December 15, 2016. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company plans to adopt the revenue recognition guidance in 2018. The update does not apply to revenue associated with the manufacturing of insurance and annuity products or financial instruments as these revenues are in the scope of other standards. Therefore, the Company does not expect the update to have an impact on these revenues. The Company’s implementation efforts include the identification of revenue within the guidance and review of the customer contracts to determine the Company’s performance obligation and the associated timing of each performance obligation. The Company is reviewing certain payments received to determine whether they should be presented as revenue or as a reduction of expense. The Company does not expect a material impact to the timing of revenue recognition; however, the Company’s implementation effort to assess the impact of the standard on its financial condition, results of operations, and disclosure is still in process.

4.  VARIABLE INTEREST ENTITIES

The Company invests in structured investments which are considered variable interest entities (“VIEs”) for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial mortgage backed securities and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its carrying value. The carrying value is included in Available-for-Sale fixed maturities on the Balance Sheets. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 5 for additional information on these structured investments.

5.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2016
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$1,146,981	$75,231	$(4,034)	$1,218,178	$2
Residential mortgage backed securities	205,061	4,242	(2,444)	206,859	(412)
Commercial mortgage backed securities	194,690	3,306	(2,781)	195,215	—
State and municipal obligations	117,973	17,418	(244)	135,147	—
Asset backed securities	56,040	1,269	(1,089)	56,220	—
Foreign government bonds and obligations	2,515	333	(7)	2,841	—
U.S. government and agencies obligations	251	—	(1)	250	—
Total	$1,723,511	$101,799	$(10,600)	$1,814,710	$(410)

RiverSource Life Insurance Co. of New York

	December 31, 2015
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$1,211,835	$63,398	$(22,219)	$1,253,014	$183
Residential mortgage backed securities	195,184	5,596	(1,880)	198,900	(685)
Commercial mortgage backed securities	157,028	3,362	(1,389)	159,001	—
State and municipal obligations	95,292	15,940	(28)	111,204	—
Asset backed securities	57,178	1,507	(501)	58,184	—
Foreign government bonds and obligations	2,624	285	(44)	2,865	—
U.S. government and agencies obligations	1,208	29	—	1,237	—
Total	$1,720,349	$90,117	$(26,061)	$1,784,405	$(502)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2016 and 2015, investment securities with a fair value of $55.3 million and $61.0 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $12.6 million and $24.4 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of both December 31, 2016 and 2015, fixed maturity securities comprised approximately 91% of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2016 and 2015, approximately $124.5 million and $132.7 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2016			December 31, 2015
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$389,316	$391,870	22%	$338,078	$347,835	19%
AA	84,512	101,135	5	77,776	94,922	5
A	339,541	370,482	20	314,945	338,342	19
BBB	824,391	864,549	48	892,459	909,541	52
Below investment grade	85,751	86,674	5	97,091	93,765	5
Total fixed maturities	$1,723,511	$1,814,710	100%	$1,720,349	$1,784,405	100%

At December 31, 2016 and 2015, approximately 49% and 54%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2016
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	66	$208,665	$(2,971)	18	$15,688	$(1,063)	84	$224,353	$(4,034)
Residential mortgage backed securities	12	82,683	(1,667)	15	15,623	(777)	27	98,306	(2,444)
Commercial mortgage backed securities	38	88,662	(2,446)	1	8,957	(335)	39	97,619	(2,781)
State and municipal obligations	5	8,941	(244)	—	—	—	5	8,941	(244)
Asset backed securities	10	22,685	(683)	5	9,861	(406)	15	32,546	(1,089)
Foreign government bonds and obligations	—	—	—	1	105	(7)	1	105	(7)
U.S. government and agencies obligations	1	250	(1)	—	—	—	1	250	(1)
Total	132	$411,886	$(8,012)	40	$50,234	$(2,588)	172	$462,120	$(10,600)

RiverSource Life Insurance Co. of New York

	December 31, 2015
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	155	$418,321	$(15,777)	23	$37,907	$(6,442)	178	$456,228	$(22,219)
Residential mortgage backed securities	10	44,575	(589)	13	23,640	(1,291)	23	68,215	(1,880)
Commercial mortgage backed securities	20	51,509	(896)	2	17,061	(493)	22	68,570	(1,389)
State and municipal obligations	3	2,947	(28)	—	—	—	3	2,947	(28)
Asset backed securities	11	34,809	(501)	—	—	—	11	34,809	(501)
Foreign government bonds and obligations	2	985	(44)	—	—	—	2	985	(44)
Total	201	$553,146	$(17,835)	38	$78,608	$(8,226)	239	$631,754	$(26,061)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is primarily attributable to a tightening of corporate bond credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income (loss) (“OCI”):

	Years Ended December 31,
(in thousands)	2016	2015	2014
Beginning balance	$1,564	$1,452	$1,416
Credit losses for which an other-than-temporary impairment was not previously recognized	—	112	15
Credit losses for which an other-than-temporary impairment was previously recognized	20	—	21
Reductions for securities sold during the period (realized)	(863)	—	—
Ending balance	$721	$1,564	$1,452

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in thousands)	2016	2015	2014
Gross realized investment gains	$2,624	$922	$2,543
Gross realized investment losses	(1,429)	(1,003)	(175)
Other-than-temporary impairments	(20)	(401)	(344)
Total	$1,175	$(482)	$2,024

Other-than-temporary impairments for the years ended December 31, 2016, 2015 and 2014, primarily related to credit losses on corporate debt securities and non-agency residential mortgage backed securities.

See Note 17 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity at December 31, 2016 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$71,576	$72,732
Due after one year through five years	485,946	507,389
Due after five years through 10 years	465,589	473,639
Due after 10 years	244,609	302,656
	1,267,720	1,356,416
Residential mortgage backed securities	205,061	206,859
Commercial mortgage backed securities	194,690	195,215
Asset backed securities	56,040	56,220
Total	$1,723,511	$1,814,710

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

RiverSource Life Insurance Co. of New York

The following is a summary of net investment income:

	Years Ended December 31,
(in thousands)	2016	2015	2014
Fixed maturities	$76,949	$78,348	$79,039
Commercial mortgage loans	6,452	7,383	8,247
Policy loans and other investments	2,388	2,187	2,039
	85,789	87,918	89,325
Less: investment expenses	1,957	2,015	2,065
Total	$83,832	$85,903	$87,260

6.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

The following table presents a rollforward of the allowance for loan losses for commercial mortgage loans for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in thousands)	2016	2015	2014
Beginning balance	$2,038	$2,038	$2,038
Charge-offs	—	—	—
Ending balance	$2,038	$2,038	$2,038

Collectively evaluated for impairment	$2,038	$2,038	$2,038

The recorded investment in financing receivables by impairment method for commercial mortgage loans was as follows:

	December 31,
(in thousands)	2016	2015
Collectively evaluated for impairment	$133,771	$137,490

As of both December 31, 2016 and 2015, the Company had no recorded investment in financing receivables that were individually evaluated for impairment.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil as of both December 31, 2016 and 2015. All loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. There were no commercial mortgage loans which management has assigned its highest risk rating at both December 31, 2016 and 2015. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

RiverSource Life Insurance Co. of New York

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
	(in thousands)
South Atlantic	$33,951	$34,624	26%	25%
Pacific	32,051	28,934	24	21
Middle Atlantic	18,898	18,120	14	13
Mountain	14,264	14,004	11	10
West North Central	13,964	14,708	10	11
East North Central	10,638	11,527	8	8
New England	1,836	8,980	1	7
East South Central	8,169	4,800	6	4
West South Central	—	1,793	—	1

	133,771	137,490	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$131,733	$135,452

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
	(in thousands)
Retail	$37,820	$36,268	28%	26%
Apartments	30,138	30,797	22	23
Industrial	28,971	28,034	22	20
Office	22,085	27,308	17	20
Mixed use	3,355	5,202	3	4
Other	11,402	9,881	8	7

	133,771	137,490	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$131,733	$135,452

7.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact of unlocking for the year ended December 31, 2016 primarily reflected continued low interest rates that more than offset benefits from persistency on annuity contracts without living benefits. In addition, the Company’s review of its closed LTC business resulted in loss recognition due to continued low interest rates and higher morbidity. The impact of unlocking for the year ended December 31, 2015 primarily reflected the difference between the Company’s previously assumed interest rates versus the low interest rate environment partially offset by improved persistency. The impact of unlocking for the year ended December 31, 2014 primarily reflected lower than previously assumed interest rates partially offset by improved persistency and mortality experience and a benefit from updating the Company’s variable annuity living benefit withdrawal utilization assumption.

The balances of and changes in DAC were as follows:

(in thousands)	2016	2015	2014
Balance at January 1(1)	$160,845	$151,008	$147,010
Capitalization of acquisition costs	18,503 (2)	19,061	18,557
Amortization, excluding the impact of valuation assumptions review	(14,565)	(13,896)	(13,859)
Amortization, impact of valuation assumptions review	(1,145)	(1,200)	700
Impact of change in net unrealized securities (gains) losses	(1,825)	5,872	(1,400)
Balance at December 31(1)	$161,813	$160,845	$151,008

(1)	Prior period DAC balances have been restated for the correction of the commission expense accrual for certain insurance and annuity products. See Note 1 for more information.
(2)

Includes a $1.9 million benefit for the release of the deferred reinsurance liability in connection with the loss recognition on LTC business. The benefit was reported in other insurance and operating expenses on the Statements of Income.

RiverSource Life Insurance Co. of New York

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2016	2015	2014
Balance at January 1	$15,973	$16,970	$18,954
Capitalization of sales inducement costs	305	252	273
Amortization, excluding the impact of valuation assumptions review	(2,035)	(2,426)	(2,351)
Amortization, impact of valuation assumptions review	400	100	200
Impact of change in net unrealized securities (gains) losses	(151)	1,077	(106)
Balance at December 31	$14,492	$15,973	$16,970

8.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual UL and VUL insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk. This reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2010. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of both December 31, 2016 and 2015, traditional life and UL insurance in force aggregated $11.4 billion, of which $7.9 billion and $8.0 billion, respectively, were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2016	2015	2014
Direct premiums	$33,414	$34,840	$36,205
Reinsurance ceded	(11,503)	(11,749)	(11,721)
Net premiums	$21,911	$23,091	$24,484

Policy and contract charges are presented on the Statements of Income net of $6.2 million, $5.7 million and $5.0 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2016, 2015 and 2014, respectively.

Reinsurance recovered on all contracts was $16.0 million, $13.6 million and $11.9 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Reinsurance recoverables include approximately $101.0 million and $95.0 million related to LTC risk ceded to Genworth as of December 31, 2016 and 2015, respectively.

Policyholder account balances, future policy benefits and claims include $2.3 million and $2.5 million related to previously assumed reinsurance arrangements as of December 31, 2016 and 2015, respectively.

RiverSource Life Insurance Co. of New York

9.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2016		2015
Policyholder account balances
Fixed annuities	$895,591		$922,582
Variable annuity fixed sub-accounts	263,205		255,106
VUL/UL insurance	190,579		185,852
IUL insurance	46,516		34,016
Other life insurance	36,695		37,012
Total policyholder account balances	1,432,586		1,434,568
Future policy benefits
Variable annuity GMWB	38,804		45,907
Variable annuity GMAB	(2,085	)(1)	(237	)(1)
Other annuity liabilities	4,283		1,424
Fixed annuities life contingent liabilities	90,274		91,500
Life, DI and LTC insurance	352,718		322,016
VUL/UL and other life insurance additional liabilities	37,414		29,408
Total future policy benefits	521,408		490,018
Policy claims and other policyholders’ funds	8,927		6,080
Total policyholder account balances, future policy benefits and claims	$1,962,921		$1,930,666

(1)	Includes the fair value of GMAB embedded derivatives that was a net asset at both December 31, 2016 and 2015 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.71% to 9.38% at December 31, 2016, depending on year of issue, with an average rate of approximately 4.47%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB and GMIB provisions. See Note 12 and Note 16 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a universal life policy that includes an equity indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company currently hedges the risk related to the equity indexed account with derivative instruments. See Note 16 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

RiverSource Life Insurance Co. of New York

The liability for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies is based on the net level premium and includes the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 3% to 10% at December 31, 2016. Anticipated interest rates for DI policies ranged from 3% to 7.5% at December 31, 2016. For LTC policies, the anticipated interest rate was 5.6% at December 31, 2016.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.75% and 6.25% for DI and LTC claims, respectively, at December 31, 2016.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2016	2015
Variable annuity	$4,004,582	$3,979,524
VUL insurance	392,181	387,205
Other insurance	680	793
Total	$4,397,443	$4,367,522

10.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

RiverSource Life Insurance Co. of New York

Variable annuity and insurance products offer separate account investment options. In addition, many of these products offer a fixed account option that is part of the Company’s “general account”. Under the separate account options, contractholders and policyholders bear the investment risk. The Company’s Portfolio Navigator (traditional asset allocation) funds are separate account investment options available under the Company’s variable universal life insurance products and its variable annuities, but as of April 2012, are no longer available for sale with any living benefit rider. Portfolio Navigator funds allow clients to allocate their contract value to one of five funds of funds, each of which invests in various underlying funds. Portfolio Navigator funds are designed to allow a contract purchaser to select investment options based on the purchaser’s investment time horizon, risk tolerance and investment goals and tailor the performance of annuities and life insurance policies to their specific needs and keep investment allocations on track over time.

As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of the Portfolio Stabilizer (managed volatility) funds of funds within the separate accounts that are designed to pursue total return while seeking to mitigate exposure to market volatility and allow a contract purchaser to select investment options based on the purchaser’s investment risk tolerance.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2016				December 31, 2015
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$3,032,057	$2,943,872	$11,315	65	$2,941,369	$2,855,258	$16,990	65
Five/six-year reset	497,807	341,223	1,670	65	521,969	373,009	4,208	64
One-year ratchet	503,005	489,470	9,061	67	520,326	506,376	19,734	66
Five-year ratchet	194,173	189,462	730	65	205,496	199,585	1,760	64
Total — GMDB	$4,227,042	$3,964,027	$22,776	65	$4,189,160	$3,934,228	$42,692	65
GMIB	$13,063	$12,066	$216	66	$12,580	$11,632	$270	65
GMWB:
GMWB	$166,641	$166,088	$18	70	$200,796	$200,091	$20	69
GMWB for life	2,214,734	2,206,696	879	66	2,110,159	2,099,690	545	66
Total — GMWB	$2,381,375	$2,372,784	$897	66	$2,310,955	$2,299,781	$565	66
GMAB	$281,721	$280,350	$2,089	58	$301,599	$300,213	$3,109	58

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2016		December 31, 2015
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$427	64	$418	63

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

RiverSource Life Insurance Co. of New York

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2014	$359	$360	$(29,203)	$(6,133)	$15,125
Incurred claims	446	21	57,043	2,189	6,076
Paid claims	(205)	—	—	—	(2,043)
Balance at December 31, 2014	600	381	27,840	(3,944)	19,158
Incurred claims	199	2	18,067	3,707	6,592
Paid claims	(87)	—	—	—	(1,934)
Balance at December 31, 2015	712	383	45,907	(237)	23,816
Incurred claims	275	8	(7,103)	(1,848)	8,949
Paid claims	(316)	—	—	—	(2,896)
Balance at December 31, 2016	$671	$391	$38,804	$(2,085)	$29,869

(1)	The incurred claims for GMWB and GMAB represent the change in the fair value of the liabilities (contra liabilities) less paid claims.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2016	2015
Mutual funds:
Equity	$2,302,284	$2,195,565
Bond	1,368,768	1,369,091
Other	308,425	299,090
Total mutual funds	$3,979,477	$3,863,746
No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2016, 2015 and 2014.

11.  LINE OF CREDIT

The Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of the Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of December 31, 2016 and 2015.

12.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2016
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,074,160	$144,018	$1,218,178
Residential mortgage backed securities	—	206,511	348	206,859
Commercial mortgage backed securities	—	195,215	—	195,215
State and municipal obligations	—	135,147	—	135,147
Asset backed securities	—	56,220	—	56,220
Foreign government bonds and obligations	—	2,841	—	2,841
U.S. government and agencies obligations	250	—	—	250
Total Available-for-Sale securities: Fixed maturities	250	1,670,094	144,366	1,814,710
Cash equivalents	—	52,593	—	52,593
Other assets:
Interest rate derivative contracts	—	68,146	—	68,146
Equity derivative contracts	705	50,878	—	51,583
Foreign exchange derivative contracts	5	3,032	—	3,037
Total other assets	710	122,056	—	122,766
Separate account assets measured at NAV				4,397,443	(1)
Total assets at fair value	$960	$1,844,743	$144,366	$6,387,512

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$18,998	$18,998
GMWB and GMAB embedded derivatives	—	—	25,889	25,889	(2)
Total policyholder account balances, future policy benefits and claims	—	—	44,887	44,887	(3)
Other liabilities:
Interest rate derivative contracts	—	34,050	—	34,050
Equity derivative contracts	58	67,106	—	67,164
Foreign exchange derivative contracts	114	407	—	521
Total other liabilities	172	101,563	—	101,735
Total liabilities at fair value	$172	$101,563	$44,887	$146,622

RiverSource Life Insurance Co. of New York

	December 31, 2015
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,104,851	$148,163	$1,253,014
Residential mortgage backed securities	—	198,354	546	198,900
Commercial mortgage backed securities	—	159,001	—	159,001
State and municipal obligations	—	111,204	—	111,204
Asset backed securities	—	52,158	6,026	58,184
Foreign government bonds and obligations	—	2,865	—	2,865
U.S. government and agencies obligations	256	981	—	1,237
Total Available-for-Sale securities: Fixed maturities	256	1,629,414	154,735	1,784,405
Cash equivalents	—	43,693	—	43,693
Other assets:
Interest rate derivative contracts	—	63,484	—	63,484
Equity derivative contracts	2,396	43,123	—	45,519
Foreign exchange derivative contracts	178	2,319	—	2,497
Total other assets	2,574	108,926	—	111,500
Separate account assets measured at NAV				4,367,522	(1)
Total assets at fair value	$2,830	$1,782,033	$154,735	$6,307,120

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$14,287	$14,287
GMWB and GMAB embedded derivatives	—	—	40,343	40,343	(4)
Total policyholder account balances, future policy benefits and claims	—	—	54,630	54,630	(5)
Other liabilities:
Interest rate derivative contracts	—	19,306	—	19,306
Equity derivative contracts	—	64,451	—	64,451
Foreign exchange derivative contracts	48	343	—	391
Total other liabilities	48	84,100	—	84,148
Total liabilities at fair value	$48	$84,100	$54,630	$138,778

(1)

Amounts are comprised of certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy. See Note 3 for further information.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $42.9 million of individual contracts in a liability position and $17.0 million of individual contracts in an asset position at December 31, 2016.

(3)	The Company’s adjustment for nonperformance risk resulted in a $25.0 million cumulative decrease to the embedded derivatives at December 31, 2016.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $50.4 million of individual contracts in a liability position and $10.1 million of individual contracts in an asset position at December 31, 2015.

(5)	The Company’s adjustment for nonperformance risk resulted in a $20.5 million cumulative decrease to the embedded derivatives at December 31, 2015.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2016	$148,163	$546	$6,026	$154,735		$(14,287)		$(40,343)	$(54,630)
Total gains (losses) included in:
Net income	(13)	(2)	(1)	(16	)(1)	(681	)(4)	31,132 (5)	30,451
Other comprehensive income	424	9	90	523		—		—	—
Purchases	6,147	—	—	6,147		—		—	—
Issues	—	—	—	—		(5,299)		(17,276)	(22,575)
Settlements	(10,703)	(205)	—	(10,908)		1,269		598	1,867
Transfers out of Level 3	—	—	(6,115)	(6,115)		—		—	—
Balance, December 31, 2016	$144,018	$348	$—	$144,366		$(18,998)		$(25,889)	$(44,887)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2016	$(10)	$(2)	$—	$(12	)(2)	$(681	)(4)	$27,745 (5)	$27,064

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2015	$150,969	$808	$3,391	$155,168		$(9,754)		$(19,338)		$(29,092)
Total gains (losses) included in:
Net income	(163)	(4)	2	(165	)(3)	(857	)(4)	(4,962	)(5)	(5,819)
Other comprehensive income	(1,813)	(14)	(206)	(2,033)		—		—		—
Purchases	16,500	—	3,800	20,300		—		—		—
Issues	—	—	—	—		(4,395)		(15,844)		(20,239)
Settlements	(17,330)	(244)	—	(17,574)		719		(199)		520
Transfers out of Level 3	—	—	(961)	(961)		—		—		—
Balance, December 31, 2015	$148,163	$546	$6,026	$154,735		$(14,287)		$(40,343)		$(54,630)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2015	$(149)	$(4)	$2	$(151	)(3)	$(857	)(4)	$(5,450	)(5)	$(6,307)

	Available-for-Sale Securities: Fixed Maturities						Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2014	$128,453	$—	$—	$13,688	$142,141		$(3,293)		$38,357		$35,064
Total gains (losses) included in:
Net income	(227)	(4)	—	(1)	(232	)(3)	(1,326	)(4)	(43,753	)(5)	(45,079)
Other comprehensive income	398	(3)	—	137	532		—		—		—
Purchases	41,303	1,011	18,137	—	60,451		—		—		—
Issues	—	—	—	—	—		(5,209)		(14,681)		(19,890)
Settlements	(18,958)	(196)	—	(46)	(19,200)		74		739		813
Transfers out of Level 3	—	—	(18,137)	(10,387)	(28,524)		—		—		—
Balance, December 31, 2014	$150,969	$808	$—	$3,391	$155,168		$(9,754)		$(19,338)		$(29,092)
Changes in unrealized losses relating to assets and liabilities held at December 31, 2014	$(162)	$(4)	$—	$(1)	$(167	)(3)	$(1,326	)(4)	$(43,616	)(5)	$(44,942)

(1)	Represents a $12 million loss included in net investment income and a $4 million loss included in net realized gains (losses) in the Statements of Income.
(2)	Represents an $8 million loss included in net investment income and a $4 million loss included in net realized gains (losses) in the Statements of Income.
(3)	Included in net investment income in the Statements of Income.
(4)	Included in interest credited to fixed accounts in the Statements of Income.
(5)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The increase to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $4.5 million, $3.9 million and $7.0 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2016, 2015 and 2014, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

RiverSource Life Insurance Co. of New York

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2016
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$143,863	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9%	–	2.5%	1.3%
IUL embedded derivatives	$18,998	Discounted cash flow	Nonperformance risk(1)	82		bps
GMWB and GMAB embedded derivatives	$25,889	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.1%	–	66.4%
			Market volatility(3)	5.3%	–	21.2%
			Nonperformance risk(1)	82		bps

	December 31, 2015
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$145,951	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1%	–	3.8%	1.6%
IUL embedded derivatives	$14,287	Discounted cash flow	Nonperformance risk(1)	68		bps
GMWB and GMAB embedded derivatives	$40,343	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.0%	–	53.2%
			Market volatility(3)	5.4%	–	21.5%
			Nonperformance risk(1)	68		bps

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

RiverSource Life Insurance Co. of New York

Level 1 securities primarily include U.S. Treasuries. Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The fair value of certain derivatives measured using pricing models which include significant unobservable inputs are classified as Level 3 within the fair value hierarchy. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2016 and 2015. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed

RiverSource Life Insurance Co. of New York

monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2016 and 2015. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value.

	December 31, 2016
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$131,733	$—	$—	$131,334	$131,334
Policy loans	47,423	—	—	46,925	46,925

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$898,815	$—	$—	$953,615	$953,615
Separate account liabilities measured at NAV	4,718				4,718	(1)

	December 31, 2015
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$135,452	$—	$—	$139,567	$139,567
Policy loans	46,740	—	—	46,481	46,481

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$926,089	$—	$—	$1,029,369	$1,029,369
Separate account liabilities measured at NAV	5,858				5,858	(1)

(1)

Amounts are comprised of certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy. See Note 3 for further information.

Commercial Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities in deferral status is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a margin for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

RiverSource Life Insurance Co. of New York

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets is used as a practical expedient for fair value and represents the exit price for the separate account liabilities. Separate account liabilities are excluded from classification in the fair value hierarchy.

13.  RELATED PARTY TRANSACTIONS

CMIA is the investment advisor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides marketing, administrative and shareholder services on behalf of CMIA and is compensated for the services it provides. For the years ended December 31, 2016, 2015 and 2014, the Company earned $18.2 million, $18.0 million and $16.4 million, respectively, from CMIA for these services.

Columbia Management Investment Distributors, Inc. (“CMID”), an affiliate of the Company, is the principal underwriter and distributor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides distribution services to assist in the promotion, distribution and account servicing of shares of the portfolios of the Company’s variable products and is compensated for providing these services. For the years ended December 31, 2016, 2015 and 2014, the Company earned $9.3 million, $9.4 million and $9.0 million, respectively, from CMID for these services.

Columbia Management Investment Services Corp. (“CMIS”), an affiliate of the Company, is the transfer agent that processes transactions related to the Company’s variable products. The Company provides shareholder services related to these transactions and is compensated for providing these services. For the years ended December 31, 2016, 2015 and 2014, the Company earned $2.4 million, $2.4 million and $2.3 million, respectively, from CMIS for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $26.8 million, $27.8 million and $28.2 million for the years ended

December 31, 2016, 2015 and 2014, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2016, 2015 and 2014, the Company paid cash dividends of $50.0 million, $25.0 million and $24.0 million, respectively, to RiverSource Life. Advance notification was provided to the New York Department prior to all dividend payments. See Note 14 for additional information.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2016 and 2015, the Company had an amount due to (from) Ameriprise Financial for federal income taxes of $4.4 million and $(19.4) million, respectively.

14.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends and those dividends exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends in a calendar year which exceed the greater of (i) 10% of statutory surplus as of the immediately preceding year-end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year-end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $64.2 million, $60.6 million and $52.8 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

RiverSource Life Insurance Co. of New York

Comparisons of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2016	2015	2014

Net income, per accompanying GAAP financial statements	$43,972	$49,563	$52,209
Net income, SAP basis(1)	30,696	48,911	42,630
Difference	$13,276	$652	$9,579

(1)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder’s Equity

	December 31,
(in thousands)	2016	2015

Shareholder’s equity, per accompanying GAAP financial statements	$416,895	$417,710
Capital and surplus, SAP basis(2)	322,093	325,513
Difference	$94,802	$92,197

(2)	Includes unassigned surplus of $213.2 million and $216.6 million as of December 31, 2016 and 2015, respectively.

At December 31, 2016 and 2015, bonds carried at $250 thousand and $256 thousand, respectively, were on deposit with the State of New York as required by law.

15.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2016
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$87,426	$—	$87,426	$(58,006)	$(16,271)	$(9,762)	$3,387
OTC cleared	35,195	—	35,195	(32,299)	(2,655)	—	241
Exchange-traded	145	—	145	(145)	—	—	—
Total derivatives	$122,766	$—	$122,766	$(90,450)	$(18,926)	$(9,762)	$3,628

	December 31, 2015
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$76,433	$—	$76,433	$(48,560)	$(11,312)	$(15,733)	$828
OTC cleared	32,493	—	32,493	(17,801)	(14,348)	—	344
Exchange-traded	2,574	—	2,574	(48)	—	—	2,526
Total derivatives	$111,500	$—	$111,500	$(66,409)	$(25,660)	$(15,733)	$3,698

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2016
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$69,264	$—	$69,264	$(58,006)	$—	$(11,258)	$—
OTC cleared	32,299	—	32,299	(32,299)	—	—	—
Exchange-traded	172	—	172	(145)	—	—	27
Total derivatives	$101,735	$—	$101,735	$(90,450)	$—	$(11,258)	$27

	December 31, 2015
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$66,299	$—	$66,299	$(48,560)	$—	$(17,739)	$—
OTC cleared	17,801	—	17,801	(17,801)	—	—	—
Exchange-traded	48	—	48	(48)	—	—	—
Total derivatives	$84,148	$—	$84,148	$(66,409)	$—	$(17,739)	$—

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. Cash collateral accepted by the Company is reflected in other liabilities. See Note 16 for additional disclosures related to the Company’s derivative instruments.

16.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 15 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

The Company uses derivatives as economic hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2016			December 31, 2015
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in thousands)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$2,788,776	$68,146	$34,050	$1,945,376	$63,484	$19,306
Equity contracts	2,567,100	51,583	67,164	2,523,973	45,519	64,451
Foreign exchange contracts	99,344	3,037	521	115,829	2,497	391
Total non-designated hedges	5,455,220	122,766	101,735	4,585,178	111,500	84,148
Embedded derivatives
GMWB and GMAB(3)	N/A	—	25,889	N/A	—	40,343
IUL	N/A	—	18,998	N/A	—	14,287
Total embedded derivatives	N/A	—	44,887	N/A	—	54,630
Total derivatives	$5,455,220	$122,766	$146,622	$4,585,178	$111,500	$138,778

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Balance Sheets. The fair value of GMWB and GMAB and IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives at December 31, 2016 included $42.9 million of individual contracts in a liability position and $17.0 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives at December 31, 2015 included $50.4 million of individual contracts in a liability position and $10.1 million of individual contracts in an asset position.

See Note 12 for additional information regarding the Company’s fair value measurement of derivative instruments.

At December 31, 2016 and 2015, investment securities with a fair value of $9.8 million and $16.8 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $0.6 million and $8.6 million, respectively, may be sold, pledged or rehypothecated by the Company. At December 31, 2016 and 2015, the Company had not sold, pledged, or rehypothecated any securities that were accepted as collateral. In addition, at December 31, 2016 and 2015, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

Derivatives Not Designated as Hedges

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2016
Interest rate contracts	$—	$3,659
Equity contracts	737	(52,593)
Foreign exchange contracts	—	1,121
GMWB and GMAB embedded derivatives	—	14,454
IUL embedded derivatives	588	—
Total gain (loss)	1,325	(33,359)
Year Ended December 31, 2015
Interest rate contracts	—	12,589
Equity contracts	(377)	(18,031)
Foreign exchange contracts	—	3,123
GMWB and GMAB embedded derivatives	—	(21,005)
IUL embedded derivatives	(138)	—
Total loss	(515)	(23,324)
Year Ended December 31, 2014
Interest rate contracts	—	61,137
Equity contracts	595	(22,958)
Foreign exchange contracts	—	2,200
GMWB and GMAB embedded derivatives	—	(57,965)
IUL embedded derivatives	(1,252)	—
Total loss	$(657)	$(17,586)

RiverSource Life Insurance Co. of New York

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using futures, options, interest rate swaptions and interest rate swaps.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2016:

(in thousands)	Premiums Payable	Premiums Receivable
2017	$9,902	$—
2018	8,624	5,390
2019	17,349	—
2020	7,549	—
2021	16,879	—
2022-2025	2,395	—
Total	$62,698	$5,390

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of the IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into index options.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 15 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2016 and 2015, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $11.3 million and $17.7 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2016 and 2015 was $11.3 million and $17.7 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at both December 31, 2016 and 2015 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil.

17.  SHAREHOLDER’S EQUITY

Other comprehensive income (loss) related to net unrealized securities gains (losses) includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York

The following table presents the amounts related to each component of unrealized securities gains (losses) in other comprehensive income (loss) and AOCI:

(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Balance of AOCI at January 1, 2014			$43,379
Net unrealized securities gains (losses):
Net unrealized securities gains arising during the period(1)	$32,568	$(11,398)	21,170
Reclassification of net securities gains included in net income(2)	(2,024)	708	(1,316)
Impact of other adjustments	(11,813)	4,134	(7,679)
Total other comprehensive income	18,731	(6,556)	12,175
Balance of AOCI at December 31, 2014			55,554 (3)
Net unrealized securities gains (losses):
Net unrealized securities losses arising during the period(1)	(70,661)	24,731	(45,930)
Reclassification of net securities losses included in net income(2)	482	(169)	313
Impact of other adjustments	29,137	(10,197)	18,940
Total other comprehensive loss	(41,042)	14,365	(26,677)
Balance of AOCI at December 31, 2015			28,877 (3)
Net unrealized securities gains (losses):
Net unrealized securities gains arising during the period(1)	28,318	(9,913)	18,405
Reclassification of net securities gains included in net income(2)	(1,175)	411	(764)
Impact of other adjustments	(19,139)	6,700	(12,439)
Total other comprehensive income	$8,004	$(2,802)	5,202
Balance of AOCI at December 31, 2016			$34,079 (3)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)

Includes $238 thousand, $293 thousand and $94 thousand, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2016, 2015 and 2014, respectively.

18.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2016	2015	2014
Current income tax
Federal	$15,083	$17,686	$2,086
State	180	135	9
Total current income tax	15,263	17,821	2,095
Deferred federal income tax	(4,851)	(3,557)	13,346
Total income tax provision	$10,412	$14,264	$15,441

In December 2014, the Company received Internal Revenue Service (“IRS”) approval for a change in accounting method related to variable annuity hedging. Accordingly, the Company began using the approved method of accounting in the fourth quarter of 2014. The change to the approved method increased deferred tax expense and current tax receivables with a corresponding decrease to current tax expense and deferred tax assets of approximately $15.0 million in 2014.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2016	2015	2014
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividends received deduction	(14.4)	(11.6)	(10.6)
Foreign tax credit	(3.0)	—	—
Other	1.4	(1.1)	(1.6)
Income tax provision	19.0%	22.3%	22.8%

RiverSource Life Insurance Co. of New York

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction. The decrease in the effective tax rate for the year ended December 31, 2016 compared to 2015 was primarily due to lower pretax income in relation to preferred items including the dividends received deduction.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2016	2015
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$61,291	$66,410
Investment related	10,666	—
Other	50	89
Gross deferred income tax assets	72,007	66,499
Deferred income tax liabilities
Deferred acquisition costs	42,935	41,699
Net unrealized gains on Available-for Sale securities	18,350	15,549
Investment related	—	6
DSIC	5,446	5,911
Other	108	130
Gross deferred income tax liabilities	66,839	63,295
Net deferred income tax assets	$5,168	$3,204

Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2016 and 2015.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in thousands)	2016	2015	2014
Balance at January 1	$4,325	$7,249	$7,562
Additions based on tax positions related to the current year	197	410	524
Additions for tax positions of prior years	1,973	2,026	59
Reductions for tax positions of prior years	(3,447)	(5,360)	(896)
Balance at December 31	$3,048	$4,325	$7,249

If recognized, approximately $116 thousand, $117 thousand and $67 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2016, 2015 and 2014, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. It is estimated that the total amount of gross unrecognized tax benefits may decrease by approximately $2.0 million to $3.0 million in the next 12 months primarily due to resolution of IRS examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net decrease of $2.2 million, and a net increase of $216 thousand and $119 thousand in interest and penalties for the years ended December 31, 2016, 2015 and 2014, respectively. As of December 31, 2016 and 2015, the Company had a payable of $431 thousand and $2.6 million, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. In 2016, Ameriprise Financial received a settlement as final resolution to the 1997 through 2005 IRS audit. The IRS has completed its examination of the 2006 through 2011 tax returns and these years are effectively settled; however, the statutes of limitation, except for 2007, remain open for certain carryover adjustments. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2012 and 2013. The Company’s state income tax returns remain open for all years after 2012.

19.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

At December 31, 2016 and 2015, the Company’s funding commitments for commercial mortgage loan commitments was $6.1 million and $2.1 million, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2016, these guarantees range from 1% to 5%.

RiverSource Life Insurance Co. of New York

Contingencies

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in the State of New York. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset associated with Executive Life Insurance Company of New York. At both December 31, 2016 and 2015, the estimated liability was $1.1 million and the related premium tax asset was $893 thousand. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

S-6343 CC (5/17)

PART C.

Item 24. Financial Statements and Exhibits

(a)	Financial statements included in Part B of this Registration Statement:

The audited financial statements of the RiverSource of New York Variable Annuity Account

Report of Independent Registered Public Accounting Firm dated April 21, 2017

Statements of Assets and Liabilities for the year ended Dec. 31, 2016

Statements of Operations for the year ended Dec. 31, 2016

Statements of Changes in Net Assets for the years ended Dec. 31, 2016 and 2015 Notes to Financial Statements.

The audited financial statements of RiverSource Life Insurance Co. of New York

Report of Independent Registered Public Accounting Firm dated April 20, 2017

Balance Sheets as of Dec. 31, 2016 and 2015

Statements of Income for the years ended Dec. 31, 2016, 2015 and 2014

Statements of Comprehensive Income for the years ended Dec. 31, 2016, 2015 and 2014

Statements of Cash Flows for the years ended Dec. 31, 2015, 2014 and 2013

Statements of Shareholder’s Equity for the three years ended Dec. 31, 2015, 2014 and 2013

Notes to Financial Statements

(b)	Exhibits:

1.1	Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant’s Initial Registration Statement No. 333-03867 is incorporated by reference.

1.2	Consent in writing in Lieu of Meeting of IDS Life of New York establishing 105 additional subaccounts within the separate account dated November 19, 1999 filed electronically as Exhibit 1.2 to Registrant’s Initial Registration Statement No. 333-91691 filed on or about Nov. 29, 1999, is incorporated by reference.

1.3	Resolution of the Board of Directors of IDS Life of New York establishing 86 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-91691, is incorporated by reference.

1.4	Resolution of the Board of Directors of IDS Life of New York establishing 8 additional subaccounts within the seperate account, filed electronically as Exhibit 1.4 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-91691, is incorporated by reference.

1.5	Consent in writing in Lieu of Meeting of IDS Life of New York establishing 46 additional subaccounts within the separate account, dated Aug. 2, 2001, filed electronically as Exhibit 1.5 to Registrant’s Post-Effective Amendment No. 3 filed on or about Aug. 9, 2001, is incorporated by reference.

1.6	Resolution of the Board of Directors of IDS Life of New York establishing 2 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.6 to Registrant’s Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

1.7	Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life of New York establishing 112 additional subaccounts within the separate account, dated Oct. 28, 2002, filed electronically as Exhibit 1.7 to Registrant’s Post-Effective Amendment No. 6 filed on or about Sept. 6, 2002, is incorporated by reference.

1.8	Resolution of the Board of Directors of IDS Life of New York establishing 36 additional subaccounts within the separate account, dated Sept. 22, 2004 filed electronically as Exhibit 1.8 to Registrant’s Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.9	Resolution of the Board of Directors of IDS Life of New York establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.9 to Registrant’s Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.10	Resolution of the Board of Directors establishing 18 additional subaccounts within the separate account, dated April 12, 2006 filed electronically as Exhibit 1.10 to Registrant’s Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

1.11	Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of Merger and subsequent name changes, dated Aug. 29, 2006, filed electronically as Exhibit 1.11 to Registrant’s Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

1.12	Resolution of the Board of Directors establishing 672 additional subaccounts within the separate account, dated April 6, 2011 filed electronically as Exhibit 1.12 to Registrant’s Post-Effective Amendment No.34 to Registration Statement No. 333-91691 is incorporated by reference.

1.13	Resolution of the Board of Directors establishing 307 additional subaccounts within the separate account, dated April 6, 2012 filed electronically as Exhibit 1.12 to Registrant’s Post-Effective Amendment No.36 to Registration Statement No. 333-91691 is incorporated by reference.

1.14	Resolution of the Board of Directors establishing 307 additional subaccounts within the separate account, dated April 12, 2013 filed electronically as Exhibit 1.14 to Registrant’s Post-Effective amendment No.4 to Registration Statement No. 333-179395 is incorporated by reference herewith.

1.15	Resolution of the Board of Directors establishing 44 additional subaccounts within the separate account, dated April 22, 2015 filed electronically as Exhibit 1.15 to Registrant’s Post-Effective amendment No.4 to Registration Statement No. 333-186220 is incorporated by reference herewith.

2	Not applicable.

3.	Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource Endeavor Select(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1	Form of Deferred Annuity Contract for RiverSource RAVA 5 Advantage Variable annuity(form 411380 NY) and data pages filed electronically as Exhibit 4.1 to Registrant’s Initial Registration Statement on Form N-4 No.333-186220 on or about Jan.25, 2013 is incorporated by reference.

4.2	Form of Deferred Annuity Contract for RiverSource RAVA 5 Select Variable annuity(form 411381 NY) and data pages filed electronically as Exhibit 4.2 to Registrant’s Initial registration Statement on Form N-4 No.333-186220 on or about Jan.25, 2013 is incorporated by reference.

4.3	Form of Deferred Annuity Contract for RiverSource RAVA 5 Access Variable annuity(form 411382 NY) and data pages filed electronically as Exhibit 4.3 to rRegistrant’s Initial Registration Statement on Form N-4 No.333-186220 on or about Jan.25, 2013 is incorporated by reference.

4.4	Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically as Exhibit 4.2 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.5	Form of Roth IRA Annuity Endorsement (form 139043) filed electronically as Exhibit 4.3 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.6	Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically as Exhibit 4.4 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.7	Copy of Company name change endorsement (form 139491) for RiverSource Life Insurance Co. of New York filed electronically as Exhibit 4.16 to Registrant’s Post-Effective Amendment No. 22 to Registration Statement No. 333-91691, is incorporated by reference.

4.8	Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.22 to Registrant’s Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

4.9	Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.23 to Registrant’s Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

4.10	Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.24 to Registrant’s Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

4.11	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider and data page filed electronically as Exhibit 4.13 to Registrant’s Pre-Effective Amendment No.1 to Registration Statement No. 333-179335, filed on or about April 20, 2012 is incorporated by reference.

4.12	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider and data page filed electronically as Exhibit 4.14 to Registrant’s Pre-Effective Amendment No.1 to Registration Statement No. 333-179335, filed on or about April 20, 2012 is incorporated by reference.

4.13	Form of Guaranteed Minimum Accumulation Benefit Rider (form 411385) and data pages filed electronically as Exhibit 4.21 to RiverSource Variable Account 10 Initial Registration Statement No. 811-07355, filed on or about Jan.25, 2013 is incorporated by reference.

4.14	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 NY Rider and data page filed electronically as Exhibit 4.14 to Registrant’s Post-Effective amendment No.4 to Registration Statement No. 333-186220 is incorporated by reference herewith.

4.15	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 NY Rider and data page filed electronically as Exhibit 4.15 to Registrant’s Post-Effective amendment No.4 to Registration Statement No. 333-186220 is incorporated by reference herewith.

4.16	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Plus NY Rider and data page filed electronically as Exhibit 4.16 to Registrant’s Post-Effective amendment No.4 to Registration Statement No. 333-186220 is incorporated by reference herewith.

4.17	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Plus NY Rider and data page filed electronically as Exhibit 4.17 to Registrant’s Post-Effective amendment No.4 to Registration Statement No. 333-186220 is incorporated by reference herewith.

4.18	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 NY Rider (form 113486-JTNY) and data page are filed electronically herewith.

4.19	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 NY Rider (form 113486-SGNY) and data page are filed electronically herewith.

4.20	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Plus NY Rider(form 113487-JTNY) and data page are filed electronically herewith.

4.21	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Plus NY Rider (form 113487-JTNY) and data page are filed electronically herewith.

5.	Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.

6.1	Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec.31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.2	Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.	Not applicable.

8.1	Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.2	Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.3	Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (13) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.4	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.5	Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant’s Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

8.6	Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.7	Copy of Participation Agreement among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006 filed electronically as Exhibit 8.15 to Registrant’s Post-Effective Amendment No. 24 is incorporated by reference.

8.8	Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.9	Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.10	Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.11	Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Co. of New York and Wells Fargo Distributor, LLC dated Jan. 1, 2007 filed electronically as Exhibit 8.25 to Registrant’s Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.12	Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.13	Copy of Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. of New York, BlackRock Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.14 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 is incorporated herein by reference.

8.14	Copy of Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. of new York, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. filed as Exhibit 8.15 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 is incorporated herein by reference.

8.15	Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to Registrant’s Post-Effective amendment No.4 to Registration Statement No. 333-179395 is incorporated by reference herewith.

8.16	Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.17 to Registrant’s Post-Effective amendment No.4 to Registration Statement No. 333-179395 is incorporated by reference herewith.

8.17	Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.18 to Registrant’s Post-Effective amendment No.4 to Registration Statement No. 333-179395 is incorporated by reference herewith.

8.18	Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.19	Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company of New York, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.20	Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.21	Copy of Participation Agreement dated Oct.6, 2006, by and among IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.26 to Registrant’s Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.22	Copy of Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.27 to Registrant’s Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.23	Copy of Participation Agreement between IDS Life Insurance Company and INVESCO Variable Investment Funds, Inc, and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.9 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

9.	Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.	Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

11.	None.

12.	Not applicable.

13.	Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 19, 2017 filed electronically as Exhibit 13 to Post-Effective amendment No.8 to Registration Statement No. 333-186220 is incorporated herein by reference.

14.	Not applicable.

Item 25. Directors and Officers of the Depositor

Directors and Officers of the Depositor RiverSource Life Insurance Co. of New York

Name	Principal Business Address*	Positions and Offices with Depositor
Jon Stenberg	50605 Ameriprise Financial Center Minneapolis, MN 55474	Chairman of the Board, President and Chief Executive Officer

Gumer C. Alvero	1765 Ameriprise Financial Center Minneapolis, MN 55474	Director and Executive Vice President – Annuities

Jean B. Keffler	1010 Swingley Rd. Livingston, MT 59047	Director

Richard N. Bush		Senior Vice President—Corporate Tax

Steve M. Gathje		Senior Vice President and Chief Actuary

Mark Gorham		Director and Vice President—Insurance Product Development

Karen M. Bohn	6620 Iroquois Trail Edina, MN 55439	Director

Ronald L. Guzior	Sax/BST, LLC 26 Computer Drive West Albany, NY 12205	Director

Shweta Jhanji		Treasurer

Thomas R. Moore		Secretary

David K. Stewart		Senior Vice President and Controller

Lynn Abbott		Vice President – National Sales Manager and Fund Management

*	Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp State

Ameriprise Financial, Inc.	DE

Subsidiary Name	Incorp State

Ameriprise Advisor Capital, LLC	DE

Ameriprise Capital Trust I	DE

Ameriprise Capital Trust II	DE

Ameriprise Capital Trust III	DE

Ameriprise Capital Trust IV	DE

Ameriprise Captive Insurance Company	VT

Ameriprise Certificate Company	DE

Investors Syndicate Development Corporation	NV

Ameriprise Holdings, Inc.	DE

201 Eleventh Street South, LLC	MN

Ameriprise India Private Limited	India

Ameriprise India Insurance Brokers Services Private Limited*	India

Switzerland	Ameriprise International Holdings GmbH

Switzerland	Ameriprise Asset Management Holdings GmbH

Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Singapore

Ameriprise Asset Management Holdings Hong Kong Limited	Hong Kong

Threadneedle Portfolio Services Hong Kong Limited	Hong Kong

Threadneedle Asset Management Malaysia Sdn Bhd.	Malaysia

Threadneedle Investment Singapore (Pte.) Ltd.	Singapore

Threadneedle Investments Taiwan Ltd.	Taiwan

Ameriprise Holdings Singapore (Pte.) Ltd.	Singapore

Threadneedle Asset Management Holdings Sàrl	Luxembourg
(See separate organization chart for other entities)

Threadneedle EMEA Holdings 1, LLC	MN

Ameriprise National Trust Bank	Federal

Ameriprise Trust Company	MN

AMPF Holding Corporation	MI

American Enterprise Investment Services Inc.**	MN

Ameriprise Advisory Management, LLC	DE

Ameriprise Financial Services, Inc.**	DE

AMPF Property Corporation	MI

AMPF Realty Corporation	MI

Columbia Management Investment Advisers, LLC	MN

Advisory Capital Strategies Group Inc.	MN

Columbia Wanger Asset Management, LLC	DE

Emerging Global Advisors, LLC	DE

GA Legacy, LLC	DE

J. & W. Seligman & Co. Incorporated	DE

Columbia Management Investment Distributors, Inc.**	DE

Seligman Partners, LLC	DE

RiverSource CDO Seed Investments, LLC	MN

Columbia Management Investment Services Corp.	MN

IDS Property Casualty Insurance Company	WI

Ameriprise Auto & Home Insurance Agency, Inc.	WI

Ameriprise Insurance Company	WI

RiverSource Distributors, Inc.**	DE

RiverSource Life Insurance Company	MN

RiverSource Life Insurance Co. of New York	NY

RiverSource NY REO, LLC	NY

RiverSource REO 1, LLC	MN

RiverSource Tax Advantaged Investments, Inc.	DE

AEXP Affordable Housing Portfolio, LLC	DE

*	This entity has two shareholders: Ameriprise Financial, Inc. (19%) and Ameriprise India Private Limited (81%).
**	Registered Broker-Dealer

Item 27. Number of Contract owners

As of March 31, 2017, there were 11,259 non-qualified contract owners and 24,796 qualified contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.

(a)	RiverSource Distributors Inc. acts as principal underwriter for:

RiverSource Variable Annuity Account 1

RiverSource Variable Annuity Account

RiverSource Account F

RiverSource Variable Annuity Fund A

RiverSource Variable Annuity Fund B

RiverSource Variable Account 10

RiverSource Account SBS

RiverSource MVA Account

RiverSource Account MGA

RiverSource Account for Smith Barney

RiverSource Variable Life Separate Account

RiverSource Variable Life Account

RiverSource of New York Variable Annuity Account 1

RiverSource of New York Variable Annuity Account 2

RiverSource of New York Account 4

RiverSource of New York Account 7

RiverSource of New York Account 8

(b)	As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*	Positions and Offices with Underwriter
Lynn Abbott	President

Gumer C. Alvero	Director and Vice President

Shweta Jhanji	Assistant Treasurer

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jon Stenberg	Director and Vice President

Jeffrey J. Scherman	Chief Financial Officer

John R. Woerner	Chairman of the Board and Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c) RiverSource Distributors, Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNT AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$25,785,355	None	None	None

Item 30. Location of Accounts and Records

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

Item 31. Management Services

Not applicable.

Item 32. Undertakings

(a)	Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e)	The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 26th day of April, 2017.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

By RiverSource Life Insurance Co. of New York (Depositor)

By /s/ Jon S. Stenberg*
Jon S. Stenberg*
Chairman of the Board, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2017.

SIGNATURE	TITLE
/s/ Gumer C. Alvero*	Director and Executive Vice President - Annuities
Gumer C. Alvero

/s/ Jon S. Stenberg*	Chairman of the Board, President and Chief Executive Officer
Jon S. Stenberg

/s/ Richard N. Bush*	Senior Vice President – Corporate Tax
Richard N. Bush

/s/ Jason J. Poor*	Director
Jason. J. Poor

/s/ Steve M. Gathje*	Senior Vice President and Chief Actuary
Steve M. Gathje

/s/ Mark Gorham*	Director, Vice President - Insurance Product Development
Mark Gorham

/s/ Karen M. Bohn*	Director
Karen M. Bohn

/s/ Ronald L. Guzior*	Director
Ronald L. Guzior

/s/ Shweta Jhanji*	Treasurer
Shweta Jhanji

/s/ Jean B. Keffeler*	Director
Jean B. Keffeler

/s/ Mark D. Scalercio*	Director
Mark. D. Scalercio

/s/ David K. Stewart *	Senior Vice President and Controller
David K. Stewart	(Principal Accounting Officer and Principal Financial Officer)

*	Signed pursuant to Power of Attorney dated Jan.19, 2017, filed electronically as Exhibit 13 to Post-Effective Amendment No.8 to Registration Statement No.333-186220, by:

/s/ Nicole D. Wood
Nicole D. Wood
Assistant General Counsel

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 9 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

PART A.

The combined prospectus for:

RiverSource RAVA 5 Advantage Variable Annuity

RiverSource RAVA 5 Select Variable Annuity

RiverSource RAVA 5 Access Variable Annuity

(offered for contract applications signed on or after April 29, 2013)

PART B.

The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Annuity Account dated May 1, 2017.

Financial Statements.

Part C.

Other Information.

The signatures.

EXHIBIT INDEX

4.18	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 NY Rider (form 113486-JTNY) and data page herewith.

4.19	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 NY Rider (form 113486-SGNY) and data page

4.20	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Plus NY Rider(form 113487-JTNY) and data page

4.21	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Plus NY Rider (form 113487-JTNY)

9.	Opinion of counsel and consent to its use as to the legality of the securities being registered

10.	Consent of Independent Registered Public Accounting Firm